DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
CPI	Consumer Price Index
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

CONTINUED
(r)	The adjustable rate shown is effective as of January 31, 2023.
±	Face Amount of security is not adjusted for inflation.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,117,161	$35,592,734
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,277,905	35,512,991
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	642,212	16,113,087
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	976,577	9,961,088
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,040,928	9,951,270
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	449,787	9,809,848
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	549,906	8,067,127
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $106,271,082)		$125,008,145

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $61,737)	61,737	61,737
TOTAL INVESTMENTS — (100.0%) (Cost $106,332,819)^^		$125,069,882
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$125,008,145	—	—	$125,008,145
Temporary Cash Investments	61,737	—	—	61,737
TOTAL	$125,069,882	—	—	$125,069,882

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	968,161	$30,845,627
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,106,591	30,752,165
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	558,395	14,010,123
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	393,631	8,585,093
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	477,281	7,001,708
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	235,062	2,397,635
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	250,552	2,395,280
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,835,346)		$95,987,631

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $151,631)	151,631	151,631
TOTAL INVESTMENTS — (100.0%) (Cost $78,986,977)^^		$96,139,262
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$95,987,631	—	—	$95,987,631
Temporary Cash Investments	151,631	—	—	151,631
TOTAL	$96,139,262	—	—	$96,139,262

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	575,312	$18,329,452
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	657,842	18,281,439
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	332,361	8,338,932
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	233,545	5,093,604
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	284,055	4,167,086
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	138,475	1,412,446
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	147,452	1,409,640
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $49,720,308)^^		$57,032,599
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$57,032,599	—	—	$57,032,599
TOTAL	$57,032,599	—	—	$57,032,599

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	480,445	$15,306,979
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	549,375	15,267,120
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	276,485	6,937,019
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	194,083	4,232,955
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	236,757	3,473,225
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	115,718	1,180,326
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	123,221	1,177,992
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,320,435)^^		$47,575,616
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$47,575,616	—	—	$47,575,616
TOTAL	$47,575,616	—	—	$47,575,616

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	65,633	$2,091,072
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	75,095	2,086,898
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	37,782	947,944
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	26,605	580,254
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	32,308	473,953
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	15,762	160,772
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	16,802	160,625
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $6,420,900)^^		$6,501,518
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,501,518	—	—	$6,501,518
TOTAL	$6,501,518	—	—	$6,501,518

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,180,383	$13,066,838
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	247,392	2,493,713
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	46,635	1,485,797
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	53,325	1,481,908
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	26,922	675,485
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,994	414,257
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	23,033	337,889
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,785,803)^^		$19,955,887
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$19,955,887	—	—	$19,955,887
TOTAL	$19,955,887	—	—	$19,955,887

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,233,522	$24,725,088
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	95,503	3,042,716
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	109,342	3,038,630
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	275,109	1,936,765
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	55,094	1,382,311
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	38,830	846,886
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	47,180	692,135
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $33,115,842)^^		$35,664,531
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$35,664,531	—	—	$35,664,531
TOTAL	$35,664,531	—	—	$35,664,531

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,546,852	$61,403,655
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	2,021,106	14,228,583
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	270,554	8,619,848
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	309,371	8,597,405
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	156,263	3,920,643
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	109,548	2,389,248
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	133,795	1,962,774
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $96,686,691)^^		$101,122,156
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$101,122,156	—	—	$101,122,156
TOTAL	$101,122,156	—	—	$101,122,156

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,096,467	$78,557,894
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,206,643	43,694,769
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	586,990	18,701,509
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	670,537	18,634,208
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	337,913	8,478,228
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	237,735	5,184,999
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	288,721	4,235,537
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	183,088	1,867,500
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	195,154	1,865,669
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $175,500,042)		$181,220,313

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.000% (Cost $95,118)	95,118	95,118
TOTAL INVESTMENTS — (100.0%) (Cost $175,595,160)^^		$181,315,431
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$181,220,313	—	—	$181,220,313
Temporary Cash Investments	95,118	—	—	95,118
TOTAL	$181,315,431	—	—	$181,315,431

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	7,904,347	$55,646,604
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,213,844	35,577,249
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	878,275	27,981,853
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,003,927	27,899,131
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	504,266	12,652,038
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	353,696	7,714,101
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	677,536	6,910,867
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	722,182	6,904,064
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	432,041	6,338,044
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $178,089,109)		$187,623,951

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $73,700)	73,700	73,700
TOTAL INVESTMENTS — (100.0%) (Cost $178,162,809)^^		$187,697,651
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$187,623,951	—	—	$187,623,951
Temporary Cash Investments	73,700	—	—	73,700
TOTAL	$187,697,651	—	—	$187,697,651

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,228,523	$43,848,801
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,029,334	32,794,581
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,175,834	32,676,441
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	591,864	14,849,860
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,043,557	10,644,278
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,111,225	10,623,310
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	415,919	9,071,205
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	505,836	7,420,620
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	584,394	6,469,240
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $153,261,161)^^		$168,398,336
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$168,398,336	—	—	$168,398,336
TOTAL	$168,398,336	—	—	$168,398,336

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,093,524	$34,839,682
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,250,407	34,748,811
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	2,325,285	16,370,010
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	630,068	15,808,395
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,268,596	12,939,676
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,350,863	12,914,251
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	440,594	9,609,353
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	538,951	7,906,406
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $124,253,661)^^		$145,136,584
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$145,136,584	—	—	$145,136,584
TOTAL	$145,136,584	—	—	$145,136,584

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (83.8%)
AUSTRALIA — (4.0%)
APA Infrastructure Ltd.
	4.200%, 03/23/25		4,000	$3,904,957
Ω	4.200%, 03/23/25		2,300	2,245,350
ASB Finance Ltd.
	0.750%, 03/13/24	EUR	1,438	1,515,907
Australia Government Bond
	0.250%, 11/21/25	AUD	33,650	21,909,001
	4.250%, 04/21/26	AUD	8,000	5,827,729
Bank of New Zealand
Ω	1.000%, 03/03/26		750	668,674
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	9,215,822
Ω	1.625%, 04/27/26		2,300	2,070,717
Ω	4.000%, 03/27/27		3,000	2,903,253
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,631	2,587,159
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	14,700	10,498,996
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,500	1,045,375
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	2,000	1,381,792
Stockland Trust
	1.625%, 04/27/26	EUR	750	732,282
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	185,748
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	10,333,730
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	500	349,480
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,570	2,569,179
TOTAL AUSTRALIA				79,945,151
AUSTRIA — (0.1%)
Erste Group Bank AG
	1.500%, 04/07/26	EUR	600	612,298
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,644,363
TOTAL AUSTRIA				2,256,661
BELGIUM — (0.2%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	2,500	2,484,416
	0.000%, 08/28/26	EUR	500	481,803
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		2,000	$1,951,753
	TOTAL BELGIUM			4,917,972
CANADA — (4.1%)
Bank of Montreal
	0.625%, 07/09/24		3,150	2,964,651
	2.280%, 07/29/24	CAD	5,750	4,162,014
	1.250%, 09/15/26		2,000	1,775,172
	2.750%, 06/15/27	EUR	300	313,028
	Bank of Nova Scotia
	0.125%, 09/04/26	EUR	1,000	957,877
Bank of Nova Scotia
	2.700%, 08/03/26		2,000	1,871,421
	1.300%, 09/15/26		9,182	8,137,150
Canadian Imperial Bank of Commerce
	0.950%, 10/23/25		6,000	5,451,672
	1.250%, 06/22/26		12,500	11,172,272
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	546,689
	2.050%, 07/15/25		555	519,286
	CPPIB Capital, Inc.
	1.250%, 03/04/25		5,000	4,684,322
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,152,095
	National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	2,659,180
Royal Bank of Canada
	2.352%, 07/02/24	CAD	6,500	4,714,021
	0.875%, 01/20/26		1,000	899,566
	1.200%, 04/27/26		10,000	9,006,834
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	535,865
Toronto-Dominion Bank
	1.200%, 06/03/26		6,300	5,620,049
	0.500%, 01/18/27	EUR	6,111	5,877,930
	2.875%, 04/05/27	GBP	1,500	1,722,268
	2.551%, 08/03/27	EUR	2,000	2,067,664
	Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	5,000	3,737,252
	TOTAL CANADA			81,548,278
DENMARK — (0.3%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	1,250	1,290,325
	Danske Bank AS
	0.625%, 05/26/25	EUR	4,660	4,727,086
	TOTAL DENMARK			6,017,411

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (0.5%)
Nordea Bank Abp
	1.500%, 09/30/26		2,447	$2,162,461
Ω	1.500%, 09/30/26		1,500	1,325,579
OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,600	1,663,163
	0.250%, 03/24/26	EUR	1,624	1,582,768
	1.375%, 09/04/26	GBP	2,487	2,701,476
TOTAL FINLAND				9,435,447
FRANCE — (5.0%)
Airbus SE
	1.625%, 04/07/25	EUR	500	523,692
	0.875%, 05/13/26	EUR	2,500	2,514,198
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	12,000	12,109,115
	1.000%, 05/23/25	EUR	600	616,103
	1.000%, 07/16/26	GBP	1,000	1,095,054
	1.250%, 05/26/27	EUR	1,000	988,618
BNP Paribas SA
	1.000%, 06/27/24	EUR	630	662,899
	3.375%, 01/09/25		5,000	4,847,936
BPCE SA
Ω	2.375%, 01/14/25		7,200	6,787,301
	2.375%, 01/14/25		5,500	5,184,744
	0.250%, 01/15/26	EUR	3,000	2,965,507
Ω	1.000%, 01/20/26		2,600	2,315,496
Credit Agricole SA
Ω	3.250%, 10/04/24		8,000	7,767,710
	1.000%, 09/18/25	EUR	2,000	2,056,562
	3.125%, 02/05/26	EUR	700	751,126
	4.125%, 01/10/27		1,000	970,445
	1.375%, 05/03/27	EUR	1,200	1,196,540
EssilorLuxottica SA
	0.125%, 05/27/25	EUR	300	306,398
Kering SA
	1.250%, 05/05/25	EUR	300	313,122
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	948,990
LVMH Moet Hennessy Louis Vuitton SE
	0.000%, 02/11/26	EUR	1,600	1,596,775
	1.125%, 02/11/27	GBP	700	770,622
PSA Banque France SA
	0.000%, 01/22/25	EUR	3,700	3,743,740
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	4,975,382
Ω	2.625%, 10/16/24		1,700	1,621,279
#	2.625%, 01/22/25		5,000	4,745,850
Ω	2.625%, 01/22/25		4,420	4,195,332
	0.125%, 02/24/26	EUR	3,100	3,037,746
	0.250%, 07/08/27	EUR	1,500	1,410,969
TotalEnergies Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,610,700
	1.750%, 07/07/25	GBP	500	584,917
	2.875%, 11/19/25	EUR	1,500	1,615,465
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	1.660%, 07/22/26	GBP	100	$113,303
Vinci SA
	2.250%, 03/15/27	GBP	400	456,419
WEA Finance LLC
	2.875%, 01/15/27		14,903	13,091,288
TOTAL FRANCE				98,491,343
GERMANY — (4.7%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	4,878,314
Ω	4.250%, 12/15/25		7,700	7,567,355
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,353,659
	0.500%, 02/22/25	EUR	2,580	2,660,461
	0.000%, 01/11/26	EUR	580	576,784
BMW U.S. Capital LLC
Ω	3.450%, 04/12/23		2,000	1,994,295
Ω	3.450%, 04/01/27		10,000	9,624,825
	1.000%, 04/20/27	EUR	3,144	3,123,697
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,500	2,589,445
Daimler Trucks Finance North America LLC
Ω	3.650%, 04/07/27		5,000	4,794,471
Deutsche Bank AG
	1.686%, 03/19/26		3,110	2,838,101
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	500	533,465
HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	3,500	3,543,452
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	8,478,842
	3.200%, 09/11/26	AUD	600	414,727
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	2,977,019
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	2,000	1,451,797
Mercedes-Benz Finance North America LLC
Ω	3.300%, 05/19/25		2,231	2,162,581
Ω	1.450%, 03/02/26		11,333	10,316,565
Mercedes-Benz International Finance BV
	2.000%, 09/04/23	GBP	2,000	2,434,888
	2.625%, 04/07/25	EUR	998	1,074,311
	1.500%, 02/09/27	EUR	950	967,489
Merck Financial Services GmbH
	0.125%, 07/16/25	EUR	400	404,159

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
	1.050%, 03/31/26	AUD	580	$372,101
Siemens Financieringsmaatschappij NV
	0.000%, 09/05/24	EUR	580	603,093
	1.000%, 02/20/25	GBP	500	579,495
	2.250%, 03/10/25	EUR	1,200	1,281,288
Ω	2.350%, 10/15/26		3,500	3,245,217
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	482,121
Ω	3.350%, 05/13/25		1,000	963,080
Ω	4.350%, 06/08/27		5,000	4,880,392
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	3,000	2,885,653
TOTAL GERMANY				93,053,142
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,884,121
	1.750%, 01/30/26		12,800	11,505,259
	4.450%, 04/03/26		150	145,444
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	815,161
TOTAL IRELAND				15,349,985
ITALY — (0.9%)
Eni Finance International SA
	1.275%, 05/05/25	EUR	1,000	1,037,718
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,640,351
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,535,101
	2.375%, 10/17/24		3,961	3,750,607
	1.250%, 02/17/26		2,686	2,366,769
TOTAL ITALY				18,330,546
JAPAN — (6.9%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		17,500	15,638,628
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,250,753
	1.950%, 10/18/24	EUR	1,440	1,528,779
Development Bank of Japan, Inc.
	0.875%, 10/10/25	EUR	3,900	3,976,225
East Japan Railway Co.
	2.614%, 09/08/25	EUR	3,500	3,725,478
JT International Financial Services BV
	1.125%, 09/28/25	EUR	600	606,434
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	$983,896
	0.339%, 07/19/24	EUR	6,550	6,813,927
	2.193%, 02/25/25		8,500	8,039,924
	1.412%, 07/17/25		2,500	2,288,870
	2.757%, 09/13/26		786	731,207
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,750	1,803,982
	0.214%, 10/07/25	EUR	250	249,591
Ω	3.477%, 04/12/26		950	906,689
	0.184%, 04/13/26	EUR	4,000	3,883,936
	1.631%, 04/08/27	EUR	9,574	9,535,760
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	570,606
	1.851%, 07/16/25		6,215	5,719,753
	1.653%, 07/14/26		5,528	4,915,554
	2.329%, 01/22/27		2,000	1,797,469
NTT Finance Corp.
	0.010%, 03/03/25	EUR	800	810,804
	0.082%, 12/13/25	EUR	300	298,020
Ω	1.162%, 04/03/26		12,437	11,159,133
ORIX Corp.
	1.919%, 04/20/26	EUR	1,000	1,026,074
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		1,988	1,958,282
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		6,500	6,285,603
	0.934%, 10/11/24	EUR	800	834,822
	0.948%, 01/12/26		3,500	3,125,814
	1.546%, 06/15/26	EUR	7,080	7,170,455
	2.632%, 07/14/26		3,000	2,785,273
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,034,145
	2.800%, 03/10/27		11,500	10,650,503
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	1,500	1,564,518
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	970	1,030,290
	0.064%, 01/13/25	EUR	3,450	3,516,627
Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	1,049	1,136,754
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	1,604,911
	0.000%, 10/27/25	EUR	800	795,237
	0.750%, 12/19/25	GBP	1,500	1,685,491
TOTAL JAPAN				137,440,217
LUXEMBOURG — (0.1%)
Prologis International Funding II SA
	1.876%, 04/17/25	EUR	2,650	2,747,099

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (0.9%)
BNG Bank NV
	3.250%, 07/15/25	AUD	1,500	$1,040,191
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	967,661
de Volksbank NV
	0.010%, 09/16/24	EUR	1,900	1,950,347
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,400	1,409,558
ING Groep NV
	1.125%, 02/14/25	EUR	1,000	1,042,697
Ω	4.625%, 01/06/26		8,525	8,525,557
Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	700	718,617
TenneT Holding BV
	1.000%, 06/13/26	EUR	200	201,493
	1.625%, 11/17/26	EUR	2,500	2,554,396
TOTAL NETHERLANDS				18,410,517
NEW ZEALAND — (1.0%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	18,972,153
NORWAY — (1.2%)
Aker BP ASA
Ω	2.875%, 01/15/26		3,000	2,829,914
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	63,939
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	214,700	21,463,556
Telenor ASA
	0.750%, 05/31/26	EUR	400	397,830
TOTAL NORWAY				24,755,239
SPAIN — (2.2%)
Autonomous Community of Madrid Spain
	4.125%, 05/21/24	EUR	5,000	5,498,371
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	8,300	8,598,980
	0.375%, 11/15/26	EUR	700	676,457
	3.375%, 09/20/27	EUR	3,000	3,209,516
Banco Santander SA
	3.848%, 04/12/23		2,000	1,993,503
	2.746%, 05/28/25		2,000	1,885,780
	1.849%, 03/25/26		1,000	902,449
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,550	1,513,771
	4.500%, 07/17/25		1,000	986,395
	3.244%, 10/05/26		6,000	5,644,554
Telefonica Emisiones SA
	4.103%, 03/08/27		12,200	11,839,347
TOTAL SPAIN				42,749,123
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
Asian Development Bank
	1.625%, 01/28/25	NZD	667	$402,430
	0.800%, 11/06/25	AUD	15,650	10,177,544
	0.500%, 05/05/26	AUD	10,700	6,793,117
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	11,189,350
	European Investment Bank
	1.500%, 01/26/24	NOK	50,000	4,919,051
Inter-American Development Bank
	2.750%, 10/30/25	AUD	1,000	686,231
	4.250%, 06/11/26	AUD	21,500	15,356,923
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	996,091
International Finance Corp.
	0.375%, 09/10/25	NZD	2,000	1,148,981
	3.200%, 07/22/26	AUD	2,500	1,727,564
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,381,582
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			60,778,864
SWEDEN — (1.8%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	10,000	941,796
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,509,090
	SBAB Bank AB
	1.875%, 12/10/25	EUR	2,200	2,291,058
Skandinaviska Enskilda Banken AB
Ω	1.200%, 09/09/26		5,250	4,625,842
	4.000%, 11/09/26	EUR	1,750	1,922,737
	1.750%, 11/11/26	EUR	6,150	6,306,893
	Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	660	682,253
Swedbank AB
	0.400%, 08/29/23	EUR	250	267,684
	0.250%, 10/09/24	EUR	1,200	1,234,561
	0.750%, 05/05/25	EUR	750	765,234
	0.250%, 11/02/26	EUR	2,200	2,121,776
	1.300%, 02/17/27	EUR	1,000	976,733
Volvo Treasury AB
	0.625%, 02/14/25	EUR	1,141	1,170,200
	1.625%, 09/18/25	EUR	1,780	1,843,909
	2.625%, 02/20/26	EUR	5,500	5,830,812
	2.000%, 08/19/27	EUR	2,918	2,975,070
	TOTAL SWEDEN			35,465,648

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWITZERLAND — (0.8%)
Argentum Netherlands BV for Givaudan SA
	1.125%, 09/17/25	EUR	600	$616,190
UBS AG
	0.010%, 03/31/26	EUR	4,410	4,287,438
Ω	1.250%, 06/01/26		4,000	3,553,043
UBS Group AG
	4.125%, 09/24/25		3,000	2,938,492
	4.125%, 04/15/26		5,000	4,884,608
	1.250%, 09/01/26	EUR	580	579,276
TOTAL SWITZERLAND				16,859,047
UNITED KINGDOM — (5.8%)
AstraZeneca PLC
	0.700%, 04/08/26		4,000	3,569,075
Barclays PLC
	4.375%, 01/12/26		11,400	11,169,872
BAT Capital Corp.
	3.222%, 08/15/24		1,500	1,459,068
	3.215%, 09/06/26		6,900	6,499,301
BAT International Finance PLC
Ω	3.950%, 06/15/25		2,000	1,944,153
	1.668%, 03/25/26		6,000	5,415,425
BP Capital Markets America, Inc.
	3.588%, 04/14/27		2,150	2,086,367
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	286	305,807
	0.900%, 07/03/24	EUR	2,500	2,617,934
	2.972%, 02/27/26	EUR	2,662	2,850,191
	2.213%, 09/25/26	EUR	3,000	3,118,175
	1.573%, 02/16/27	EUR	338	339,509
CNH Industrial Capital LLC
	4.200%, 01/15/24		210	208,133
Diageo Finance PLC
	1.750%, 09/23/24	EUR	1,200	1,275,726
Experian Finance PLC
	0.739%, 10/29/25	GBP	750	842,245
	1.375%, 06/25/26	EUR	3,447	3,508,173
HSBC Holdings PLC
	3.600%, 05/25/23		775	771,781
	4.300%, 03/08/26		500	489,664
	3.900%, 05/25/26		9,500	9,176,398
Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	7,079,931
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	871,240
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	832,795
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,931,734
	3.750%, 01/11/27		3,570	3,400,400
Lseg Netherlands BV
	0.000%, 04/06/25	EUR	1,980	1,997,121
LSEGA Financing PLC
Ω	1.375%, 04/06/26		4,064	3,638,611
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		1,473	$1,449,634
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	1,000	1,031,923
	0.375%, 01/03/26	EUR	1,200	1,197,660
Nationwide Building Society
Ω	3.900%, 07/21/25		1,000	971,746
	0.250%, 07/22/25	EUR	4,150	4,175,058
Ω	1.500%, 10/13/26		10,021	8,855,462
	1.500%, 10/13/26		1,500	1,325,536
	2.000%, 04/28/27	EUR	1,280	1,304,669
NatWest Group PLC
	4.800%, 04/05/26		8,282	8,253,746
NatWest Markets PLC
Ω	0.800%, 08/12/24		700	655,539
Reckitt Benckiser Treasury Services Nederland BV
	0.375%, 05/19/26	EUR	600	595,943
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,472,656
Standard Chartered PLC
Ω	3.200%, 04/17/25		2,000	1,925,376
	4.050%, 04/12/26		1,800	1,750,024
Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	930	941,287
TOTAL UNITED KINGDOM				116,305,088
UNITED STATES — (39.4%)
AbbVie, Inc.
	3.600%, 05/14/25		800	779,755
AES Corp.
	1.375%, 01/15/26		3,000	2,704,611
Ally Financial, Inc.
	5.800%, 05/01/25		10,000	10,112,827
American Express Co.
	2.550%, 03/04/27		3,000	2,782,529
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,050,870
American Tower Corp.
	4.000%, 06/01/25		700	685,172
	1.600%, 04/15/26		7,500	6,778,063
	3.375%, 10/15/26		3,000	2,847,136
	3.125%, 01/15/27		6,600	6,178,371
Ameriprise Financial, Inc.
	2.875%, 09/15/26		1,000	939,723
AmerisourceBergen Corp.
	3.400%, 05/15/24		4,000	3,921,421
Amgen, Inc.
	2.000%, 02/25/26	EUR	3,600	3,747,172
	2.600%, 08/19/26		7,480	7,031,837
	5.500%, 12/07/26	GBP	500	638,547
	2.200%, 02/21/27		10,000	9,173,455
Aon Global Ltd.
	3.500%, 06/14/24		200	196,372

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	750	$768,161
	Ares Capital Corp.
	3.875%, 01/15/26		6,040	5,681,618
	Arizona Public Service Co.
	3.150%, 05/15/25		3,842	3,690,106
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,354,595
	Avnet, Inc.
	4.625%, 04/15/26		5,000	4,895,032
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	605,194
Bank of America Corp.
	2.375%, 06/19/24	EUR	500	536,490
	1.375%, 03/26/25	EUR	750	783,808
	3.500%, 04/19/26		4,000	3,891,979
	Berkshire Hathaway, Inc.
	0.750%, 03/16/23	EUR	600	650,619
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,600	1,641,079
	Boeing Co.
	2.600%, 10/30/25		7,882	7,407,052
Boeing Co.
	2.800%, 03/01/23		3,300	3,294,702
	3.100%, 05/01/26		4,500	4,282,526
	2.250%, 06/15/26		154	141,233
Booking Holdings, Inc.
	2.750%, 03/15/23		4,500	4,491,109
	0.100%, 03/08/25	EUR	1,470	1,491,300
	3.650%, 03/15/25		1,697	1,663,318
	4.000%, 11/15/26	EUR	1,000	1,112,350
	1.800%, 03/03/27	EUR	2,100	2,144,642
	Brown & Brown, Inc.
	4.200%, 09/15/24		10,428	10,280,187
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		400	368,642
	Campbell Soup Co.
	3.650%, 03/15/23		3,143	3,139,659
Capital One Financial Corp.
	3.200%, 02/05/25		1,900	1,843,576
	4.250%, 04/30/25		1,500	1,479,305
	3.750%, 03/09/27		5,000	4,806,321
	Cargill, Inc.
Ω	0.750%, 02/02/26		900	806,503
	Caterpillar Financial Services Corp.
	2.625%, 03/01/23		500	499,183
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		14,573	12,553,425
	CenterPoint Energy, Inc.
	1.450%, 06/01/26		500	451,829
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	2,350	2,393,304
Cigna Corp.
	3.750%, 07/15/23		1,084	1,078,034
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.250%, 03/15/26		11,000	$9,911,268
Citigroup, Inc.
	3.875%, 10/25/23		530	525,978
	3.700%, 01/12/26		2,000	1,953,614
	3.400%, 05/01/26		6,000	5,778,811
	2.125%, 09/10/26	EUR	800	823,803
	3.200%, 10/21/26		4,000	3,789,879
	1.750%, 10/23/26	GBP	2,000	2,224,677
	Citizens Bank NA
	3.700%, 03/29/23		8,178	8,165,692
	CNA Financial Corp.
	3.950%, 05/15/24		3,000	2,957,068
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,600	5,597,428
	Coca-Cola Co.
	1.875%, 09/22/26	EUR	1,500	1,555,533
Comcast Corp.
	0.000%, 09/14/26	EUR	3,850	3,711,618
	0.250%, 05/20/27	EUR	1,000	950,243
	Constellation Energy Generation LLC
	3.250%, 06/01/25		9,272	8,923,110
	Cox Communications, Inc.
Ω	3.350%, 09/15/26		3,000	2,849,075
Crown Castle, Inc.
	1.050%, 07/15/26		4,000	3,529,424
	2.900%, 03/15/27		10,000	9,298,548
	DH Europe Finance II Sarl
	0.200%, 03/18/26	EUR	1,000	987,622
	Discover Bank
	3.450%, 07/27/26		7,000	6,620,216
Discover Financial Services
	3.950%, 11/06/24		3,022	2,965,049
	3.750%, 03/04/25		250	242,717
	4.500%, 01/30/26		3,838	3,763,850
	Discovery Communications LLC
	3.450%, 03/15/25		200	192,326
	Dominion Energy, Inc.
	3.300%, 03/15/25		1,400	1,352,742
	Duke Energy Corp.
	2.650%, 09/01/26		2,900	2,711,769
	DXC Technology Co.
	1.800%, 09/15/26		15,069	13,325,953
	Eaton Capital UnLtd Co.
	0.128%, 03/08/26	EUR	7,800	7,641,818
Edison International
	2.950%, 03/15/23		2,998	2,988,801
	3.550%, 11/15/24		1,000	973,212
	4.950%, 04/15/25		8,017	7,976,436
	Elevance Health, Inc.
	1.500%, 03/15/26		3,000	2,734,319
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	800	822,411
Energy Transfer LP
	4.050%, 03/15/25		3,241	3,176,917
	2.900%, 05/15/25		2,000	1,908,048

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.750%, 01/15/26		10,000	$9,910,455
Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,197,888
	3.700%, 02/15/26		357	349,031
Equifax, Inc.
	3.950%, 06/15/23		5,000	4,976,099
	2.600%, 12/01/24		5,000	4,795,136
Equinix, Inc.
	2.625%, 11/18/24		5,000	4,801,503
	1.450%, 05/15/26		8,900	7,984,933
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,600	1,558,878
Expedia Group, Inc.
	5.000%, 02/15/26		4,800	4,803,495
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,000	3,973,714
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		1,600	1,426,920
Fiserv, Inc.
	3.200%, 07/01/26		850	807,873
Flex Ltd.
	3.750%, 02/01/26		7,937	7,647,076
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	973,993
Franklin Resources, Inc.
	2.850%, 03/30/25		1,700	1,635,447
GATX Corp.
	3.850%, 03/30/27		850	812,318
General Motors Co.
	6.125%, 10/01/25		2,200	2,256,110
General Motors Financial Co., Inc.
	2.750%, 06/20/25		6,300	5,944,725
	1.250%, 01/08/26		7,290	6,536,105
Gilead Sciences, Inc.
	3.650%, 03/01/26		12,700	12,370,953
Global Payments, Inc.
	3.750%, 06/01/23		4,480	4,456,498
	2.650%, 02/15/25		2,500	2,384,609
	1.200%, 03/01/26		700	622,410
	2.150%, 01/15/27		5,000	4,498,214
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	5,750	6,239,612
	3.750%, 05/22/25		7,300	7,129,679
	3.750%, 02/25/26		1,800	1,758,749
Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23		500	499,700
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		921	917,437
	1.750%, 04/01/26		3,300	3,009,025
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	$950,727
HP, Inc.
2.200%, 06/17/25		5,500	5,179,532
1.450%, 06/17/26		415	370,289
3.000%, 06/17/27		5,000	4,650,069
International Business Machines Corp.
0.875%, 01/31/25	EUR	5,800	6,007,425
1.250%, 01/29/27	EUR	500	501,911
Jabil, Inc.
1.700%, 04/15/26		12,174	10,989,884
4.250%, 05/15/27		5,000	4,861,178
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	2,006,421
6.450%, 06/08/27		5,000	5,302,786
JM Smucker Co.
3.500%, 03/15/25		1,000	972,908
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	1,000	1,052,706
3.300%, 04/01/26		1,500	1,447,330
3.200%, 06/15/26		9,500	9,110,375
Kellogg Co.
3.250%, 04/01/26		545	525,653
Laboratory Corp. of America Holdings
4.000%, 11/01/23		5,000	4,959,633
1.550%, 06/01/26		2,000	1,802,017
Lazard Group LLC
3.750%, 02/13/25		1,000	973,371
3.625%, 03/01/27		6,000	5,678,154
Legg Mason, Inc.
4.750%, 03/15/26		17,000	17,105,824
Lennar Corp.
4.750%, 05/30/25		3,900	3,853,620
Manufacturers & Traders Trust Co.
2.900%, 02/06/25		1,500	1,444,383
Marathon Petroleum Corp.
4.700%, 05/01/25		3,200	3,193,620
5.125%, 12/15/26		1,034	1,044,622
McDonald's Corp.
3.700%, 01/30/26		1,800	1,770,973
McKesson Corp.
2.850%, 03/15/23		1,220	1,217,460
1.300%, 08/15/26		4,391	3,917,947
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,550	1,568,772
1.125%, 03/07/27	EUR	1,000	996,288
Merck & Co., Inc.
0.500%, 11/02/24	EUR	300	311,041
1.875%, 10/15/26	EUR	750	782,073
MetLife, Inc.
5.375%, 12/09/24	GBP	1,300	1,619,275
Micron Technology, Inc.
4.185%, 02/15/27		5,000	4,874,024

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Morgan Stanley
	1.750%, 01/30/25	EUR	1,000	$1,054,329
	4.000%, 07/23/25		1,000	984,097
	6.250%, 08/09/26		6,000	6,308,978
	1.375%, 10/27/26	EUR	1,004	1,013,027
	1.875%, 04/27/27	EUR	2,750	2,781,308
MPLX LP
	4.875%, 12/01/24		1,330	1,327,436
	1.750%, 03/01/26		6,900	6,283,785
Mylan, Inc.
	4.200%, 11/29/23		200	198,143
NetApp, Inc.
	1.875%, 06/22/25		275	255,839
Nucor Corp.
	2.000%, 06/01/25		2,000	1,879,879
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.600%, 04/15/26		2,250	2,181,140
ONEOK, Inc.
	5.850%, 01/15/26		12,938	13,256,654
Oracle Corp.
	2.500%, 04/01/25		5,200	4,957,971
	2.950%, 05/15/25		1,000	960,629
	3.125%, 07/10/25	EUR	1,500	1,613,542
	1.650%, 03/25/26		10,000	9,120,008
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		6,174	6,211,834
Paramount Global
	4.750%, 05/15/25		3,654	3,625,661
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23		700	696,238
Ω	4.000%, 07/15/25		341	329,604
Ω	1.200%, 11/15/25		4,000	3,580,585
Ω	4.450%, 01/29/26		1,572	1,534,196
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	636	681,788
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	950	995,189
	1.200%, 03/15/26		5,374	4,839,117
Principal Financial Group, Inc.
	3.125%, 05/15/23		890	885,803
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	764,519
Prologis LP
	3.000%, 06/02/26	EUR	3,600	3,809,338
PulteGroup, Inc.
	5.500%, 03/01/26		1,000	1,009,532
	5.000%, 01/15/27		1,500	1,506,772
PVH Corp.
	4.625%, 07/10/25		4,003	3,935,189
Raytheon Technologies Corp.
	3.950%, 08/16/25		1,000	986,733
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Realty Income Corp.
4.125%, 10/15/26		2,000	$1,966,706
1.875%, 01/14/27	GBP	1,700	1,878,694
3.000%, 01/15/27		2,500	2,355,274
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	4,583,680
Ross Stores, Inc.
4.600%, 04/15/25		1,000	996,385
Royalty Pharma PLC
1.200%, 09/02/25		5,372	4,872,699
Ryder System, Inc.
3.400%, 03/01/23		1,200	1,198,944
4.625%, 06/01/25		1,000	991,104
4.300%, 06/15/27		3,023	2,958,142
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,080	1,108,308
1.375%, 10/28/26	EUR	600	605,958
Simon Property Group LP
3.300%, 01/15/26		600	576,701
Sky Ltd.
2.250%, 11/17/25	EUR	1,080	1,137,847
2.500%, 09/15/26	EUR	1,767	1,858,946
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,205,996
Southwestern Electric Power Co.
1.650%, 03/15/26		7,381	6,710,347
Spirit Realty LP
3.200%, 01/15/27		15,000	13,659,569
Steel Dynamics, Inc.
2.400%, 06/15/25		100	94,134
Sysco Corp.
3.300%, 07/15/26		5,029	4,837,397
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/25	EUR	3,380	3,353,205
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	3,250	3,313,824
1.400%, 01/23/26	EUR	800	821,412
1.750%, 04/15/27	EUR	900	919,485
Truist Bank
# 1.500%, 03/10/25		2,000	1,875,502
4.050%, 11/03/25		5,000	4,937,254
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,577,649
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	750	782,701
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,066,732
Ventas Realty LP
2.650%, 01/15/25		800	763,432
3.500%, 02/01/25		3,000	2,906,736
4.125%, 01/15/26		2,000	1,962,492
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	973,823
1.450%, 03/20/26		5,800	5,282,090

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
VF Corp.
2.400%, 04/23/25		6,253	$5,932,249
VMware, Inc.
1.400%, 08/15/26		12,325	10,913,953
Vornado Realty LP
2.150%, 06/01/26		10,500	9,069,215
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,715
Walt Disney Co.
7.430%, 10/01/26		7,392	8,110,429
Waste Management, Inc.
2.400%, 05/15/23		200	198,506
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,153,897
3.550%, 09/29/25		800	777,146
3.000%, 04/22/26		12,563	11,928,670
2.975%, 05/19/26	CAD	1,000	713,735
1.000%, 02/02/27	EUR	2,650	2,585,772
Western Union Co.
1.350%, 03/15/26		11,347	10,095,457
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,168,285
Williams Cos., Inc.
4.000%, 09/15/25		1,615	1,579,161
Williams Cos., Inc.
3.900%, 01/15/25		2,277	2,230,149
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26		2,000	1,905,399
Zoetis, Inc.
3.250%, 02/01/23		2,476	2,476,000
TOTAL UNITED STATES			783,236,362
TOTAL BONDS			1,667,065,293
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (16.0%)
U.S. Treasury Notes
0.125%, 08/15/23	206,000	$200,938,516
0.125%, 08/31/23	5,000	4,868,945
0.125%, 12/15/23	23,000	22,097,070
0.750%, 12/31/23	25,000	24,107,422
0.250%, 03/15/24	10,000	9,519,922
2.250%, 03/31/24	9,000	8,752,149
0.250%, 05/15/24	15,000	14,186,133
0.250%, 06/15/24	35,000	33,012,109
TOTAL U.S. TREASURY OBLIGATIONS		317,482,266
TOTAL INVESTMENT SECURITIES (Cost $2,064,900,186)		1,984,547,559

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	427,354	4,943,634
TOTAL INVESTMENTS — (100.0%)
(Cost $2,069,843,284)^^			$1,989,491,193

As of January 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	945,038	SEK	9,859,956	HSBC Bank	02/13/23	$1,568
USD	14,686,388	EUR	13,491,636	Bank of New York Mellon	02/21/23	561
USD	1,285,541	EUR	1,179,291	Citibank, N.A.	02/21/23	1,866
USD	3,278,212	EUR	3,007,726	State Street Bank and Trust	02/21/23	4,262
USD	46,279,122	EUR	42,433,953	Citibank, N.A.	02/24/23	80,571
CAD	3,937,405	USD	2,942,183	HSBC Bank	02/27/23	17,564
USD	7,009,339	GBP	5,672,235	State Street Bank and Trust	03/01/23	12,193
USD	43,024,872	NOK	424,344,206	Bank of New York Mellon	03/17/23	426,736
Total Appreciation						$545,321
USD	76,617,277	EUR	72,240,050	Barclays Capital	02/06/23	$(1,941,257)

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,963,453	NZD	31,543,870	State Street Bank and Trust	02/07/23	$(427,740)
USD	13,440,026	GBP	11,018,975	State Street Bank and Trust	02/13/23	(147,949)
USD	38,886,857	EUR	35,866,357	State Street Bank and Trust	02/21/23	(154,155)
USD	74,431,477	AUD	111,002,839	Citibank, N.A.	02/23/23	(3,986,408)
USD	17,272,135	CAD	23,178,977	HSBC Bank	02/27/23	(151,498)
USD	147,754,761	EUR	136,374,613	Societe Generale	03/01/23	(764,764)
USD	24,931,355	AUD	36,196,661	Citibank, N.A.	04/03/23	(677,812)
USD	1,033,172	AUD	1,482,874	State Street Bank and Trust	04/03/23	(15,962)
USD	4,297,443	CAD	5,747,271	State Street Bank and Trust	04/11/23	(24,355)
Total (Depreciation)						$(8,291,900)
Total Appreciation (Depreciation)						$(7,746,579)
As of January 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$577,637	$577,637
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	450,629	450,629
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	2,852,123	2,852,123
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	949,696	949,696
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,146,044	1,146,044
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,275,924	2,275,924
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	3,013,620	3,013,620
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	1,666,960	1,666,960
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	3,072,443	3,072,443
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	3,962,923	3,962,923
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,408,175	2,408,175
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,075,495	2,075,495
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	3,582,786	3,582,786
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,702,370	1,702,370
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	2,380,471	2,380,471
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,328,713	5,328,713
Citibank, N.A.	5.640%	Fixed	CPI	Maturity	USD	40,000,000	03/15/23	—	—	267,063	267,063
Citibank, N.A.	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	961,263	961,263
Citibank, N.A.	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	505,648	505,648
Citibank, N.A.	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,058,340	1,058,340
Citibank, N.A.	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,153,617	1,153,617
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,345,908	1,345,908

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	$561,046	$561,046
Citibank, N.A.	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,567,173	2,567,173
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	937,689	937,689
Citibank, N.A.	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,105,820	1,105,820
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,410,062	2,410,062
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,171,081	2,171,081
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,228,856	2,228,856
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	3,720,295	3,720,295
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	952,382	952,382
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	557,795	557,795
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	457,348	457,348
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,440,396	1,440,396
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	518,203	518,203
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,646,664	1,646,664
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	1,687,408	1,687,408
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,082,216	2,082,216
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	1,855,544	1,855,544
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	2,147,112	2,147,112
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,572,292	1,572,292
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	2,564,858	2,564,858
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	2,781,756	2,781,756
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	3,926,380	3,926,380
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,747,097	1,747,097
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	3,868,308	3,868,308
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	2,835,559	2,835,559
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,634,277	4,634,277
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	705,832	705,832
Total Appreciation										$96,421,297	$96,421,297
Bank of America Corp.	3.645%	Fixed	CPI	Maturity	USD	24,000,000	03/28/27	—	—	(587,990)	(587,990)
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	37,000,000	05/27/27	—	—	(512,534)	(512,534)
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	30,000,000	11/14/26	—	—	(404,469)	(404,469)
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	(126,366)	(126,366)
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	(158,274)	(158,274)
Citibank, N.A.	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(743,736)	(743,736)
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	(19,162)	(19,162)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(486,023)	(486,023)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3.488%	Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	$(1,237,539)	$(1,237,539)
Deutsche Bank AG	3.407%	Fixed	CPI	Maturity	USD	35,000,000	06/13/27	—	—	(961,327)	(961,327)
Deutsche Bank AG	2.902%	Fixed	CPI	Maturity	USD	35,000,000	07/12/27	—	—	(249,631)	(249,631)
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	(152,123)	(152,123)
Intercontinental Exchange, Inc.	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(450,252)	(450,252)
Total (Depreciation)										$(6,089,426)	$(6,089,426)
Total Appreciation (Depreciation)										$90,331,871	$90,331,871
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$79,945,151	—	$79,945,151
Austria	—	2,256,661	—	2,256,661
Belgium	—	4,917,972	—	4,917,972
Canada	—	81,548,278	—	81,548,278
Denmark	—	6,017,411	—	6,017,411
Finland	—	9,435,447	—	9,435,447
France	—	98,491,343	—	98,491,343
Germany	—	93,053,142	—	93,053,142
Ireland	—	15,349,985	—	15,349,985
Italy	—	18,330,546	—	18,330,546
Japan	—	137,440,217	—	137,440,217
Luxembourg	—	2,747,099	—	2,747,099
Netherlands	—	18,410,517	—	18,410,517
New Zealand	—	18,972,153	—	18,972,153
Norway	—	24,755,239	—	24,755,239
Spain	—	42,749,123	—	42,749,123
Supranational Organization Obligations	—	60,778,864	—	60,778,864
Sweden	—	35,465,648	—	35,465,648
Switzerland	—	16,859,047	—	16,859,047
United Kingdom	—	116,305,088	—	116,305,088
United States	—	783,236,362	—	783,236,362
U.S. Treasury Obligations	—	317,482,266	—	317,482,266
Securities Lending Collateral	—	4,943,634	—	4,943,634
Forward Currency Contracts**	—	(7,746,579)	—	(7,746,579)
Swap Agreements**	—	90,331,871	—	90,331,871
TOTAL	—	$2,072,076,485	—	$2,072,076,485
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
ALABAMA — (1.6%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,010	$1,108,970
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,788,893
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,725	5,188,000
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/26)	4,000	4,391,958
Alabama State (GO) Series
5.000%, 11/01/24	2,665	2,790,854
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,229,162
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,209,063
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	5,909,465
TOTAL ALABAMA		25,616,365
ALASKA — (0.2%)
City of Anchorage (GO) Series A
5.000%, 09/01/23	2,585	2,623,589
City of Anchorage (GO) Series B
5.000%, 09/01/23	635	644,480
TOTAL ALASKA		3,268,069
ARIZONA — (0.6%)
City of Phoenix (GO) Series A
5.000%, 07/01/27	1,500	1,676,425
City of Tempe (GO)
5.000%, 07/01/26	1,695	1,852,877
5.000%, 07/01/27	955	1,069,460
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	$1,077,077
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,428,694
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	651,778
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,684,728
TOTAL ARIZONA		9,441,039
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,385	1,448,703
CALIFORNIA — (4.4%)
California State (GO)
5.000%, 10/01/27	4,320	4,337,323
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,359,034
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,563,241
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,835	8,369,914
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	5,935	5,997,571
5.000%, 07/01/25	15	16,013
5.000%, 07/01/26	2,135	2,344,952
Los Angeles Unified School District (GO) Series D
5.000%, 07/01/23	1,000	1,010,543

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	$838,658
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	2,700	2,732,626
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	2,000	2,080,210
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	6,198,833
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	3,410	3,921,711
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	573,872
State of California (GO)
5.000%, 08/01/26	9,000	9,896,932
5.000%, 09/01/26	1,000	1,101,986
5.000%, 12/01/26	5,535	6,138,303
3.500%, 08/01/27	1,500	1,562,180
5.000%, 08/01/27	4,000	4,508,430
5.000%, 04/01/28	2,500	2,861,715
5.000%, 10/01/29	1,020	1,108,008
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,367,208
TOTAL CALIFORNIA		72,889,263
COLORADO — (2.7%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,665,296
5.000%, 12/15/27	3,450	3,913,473
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,000	3,304,397
City & County of Denver (GO) Series B
5.000%, 08/01/27	2,920	3,283,128
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,684,621
	Face Amount	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	$3,309,407
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	591,567
Colorado State Education Loan Program (RN) Series B
5.000%, 06/29/23	15,000	15,151,529
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	944,111
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	2,645	2,706,647
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,864,403
5.000%, 12/01/26	335	370,211
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	550	593,018
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	1,000	1,053,707
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	420,101
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,456,140
TOTAL COLORADO		45,311,756

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (0.3%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	$1,251,891
City of Danbury (GO) Series B
4.000%, 07/15/26	735	781,167
City of Middletown (GO) Series F
5.000%, 04/01/23	950	953,889
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,511,281
TOTAL CONNECTICUT		4,498,228
DELAWARE — (0.4%)
County of New Castle (GO) Series N
5.000%, 10/01/23	1,500	1,526,370
Delaware State (GO)
5.000%, 03/01/26	2,000	2,172,062
New Castle County (GO) Series A
5.000%, 10/01/23	2,275	2,314,994
TOTAL DELAWARE		6,013,426
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO) Series B
4.000%, 02/01/27	1,060	1,134,538
District of Columbia (GO) Series E
5.000%, 06/01/26	1,885	2,062,050
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,064,341
TOTAL DISTRICT OF COLUMBIA		8,260,929
FLORIDA — (3.0%)
City of Hollywood (GO)
5.000%, 07/01/23	2,310	2,333,777
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	367,713
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,450,200
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,380	1,475,184
Florida State (GO) Series A
5.000%, 06/01/23	700	706,207
5.000%, 06/01/24	225	233,114
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
5.000%, 07/01/24	500	$518,631
5.000%, 07/01/27	2,105	2,332,894
Florida State (GO) Series B
5.000%, 06/01/23	685	691,074
5.000%, 06/01/24	1,250	1,295,078
5.000%, 06/01/25	3,000	3,191,498
5.000%, 07/01/27	1,496	1,680,671
Florida State (GO) Series C
5.000%, 06/01/26	4,000	4,373,000
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,504,951
Miami-Dade County (GO) Series A
5.000%, 07/01/23	1,955	1,975,855
5.000%, 07/01/26	1,810	1,977,964
5.000%, 07/01/28	1,560	1,779,587
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,400	1,463,729
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,723,492
School Board of Miami-Dade County (RN)
4.000%, 02/23/23	11,000	11,009,511
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/28	2,515	2,849,784
TOTAL FLORIDA		49,933,914
GEORGIA — (4.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,554,602
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	825	865,283
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,655	1,735,810
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,340,261

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	$3,500,438
Georgia State (GO) Series A
5.000%, 02/01/25	2,500	2,634,220
5.000%, 07/01/26	1,200	1,313,846
5.000%, 07/01/27	8,000	8,976,765
Georgia State (GO) Series C
5.000%, 01/01/27	1,150	1,274,845
4.000%, 07/01/29	4,000	4,449,231
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,320,145
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,607,565
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	28,120,410
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,024,573
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,261,924
Richmond County Board of Education (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/25	1,000	1,072,209
TOTAL GEORGIA		70,052,127
HAWAII — (1.3%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,000	3,224,888
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,187,080
5.000%, 10/01/25	450	482,615
5.000%, 10/01/26	430	460,242
5.000%, 03/01/27	2,350	2,610,904
Hawaii State (GO) Series B
5.000%, 08/01/23	970	982,954
Hawaii State (GO) Series EH
5.000%, 08/01/23	1,225	1,240,567
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	305	308,876
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series EY
5.000%, 10/01/27	3,505	$3,753,386
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,086,449
5.000%, 10/01/26	1,760	1,932,483
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,811,855
Maui County (GO)
5.000%, 03/01/25	750	791,272
TOTAL HAWAII		21,873,571
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,000	1,067,315
IOWA — (0.5%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,362,122
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,161,430
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,257,867
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,012,956
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,158,068
Urbandale IA (GO) Series B
5.000%, 06/01/24	1,000	1,034,192
TOTAL IOWA		8,986,635
KANSAS — (1.1%)
City of Merriam (GO) Series A
5.000%, 10/01/25	200	214,388
City of Wichita (GO) Series 310
5.000%, 10/13/23	13,000	13,216,189
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	703,733
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,645,338

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	$2,269,200
TOTAL KANSAS		18,048,848
KENTUCKY — (1.1%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	4,092,208
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,512,824
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,885	8,976,059
TOTAL KENTUCKY		17,581,091
LOUISIANA — (1.2%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,040	1,085,479
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,043,730
Louisiana State (GO) Series
5.000%, 10/01/24	7,025	7,332,200
Louisiana State (GO) Series A
5.000%, 04/01/27	3,725	4,142,039
Louisiana State (GO) Series D-1
5.000%, 12/01/26	4,265	4,463,841
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/28	1,175	1,327,900
TOTAL LOUISIANA		19,395,189
	Face Amount	Value†
	(000)
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,000	$1,113,276
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,017,247
Maine State (GO) Series B
5.000%, 06/01/23	495	499,290
State of Maine (GO) Series B
5.000%, 06/01/28	1,700	1,948,748
TOTAL MAINE		4,578,561
MARYLAND — (7.1%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,016,106
5.000%, 10/01/28	6,560	7,575,563
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,078,365
5.000%, 03/01/28	2,235	2,547,715
Charles County (GO)
5.000%, 10/01/24	1,615	1,686,973
Charles County (GO) Series B
5.000%, 10/01/28	4,370	5,046,526
City of Baltimore (GO) Series
5.000%, 10/15/26	800	881,018
Harford County (GO) Series A
5.000%, 10/01/26	3,625	3,995,053
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,527,352
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,416,339
Howard County (GO) Series C
5.000%, 02/15/27	2,435	2,708,481
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,109,674
5.000%, 02/15/25	8,390	8,849,901
Maryland State (GO) Series
4.000%, 08/01/26	5,400	5,449,319
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,087,099
5.000%, 03/15/28	8,030	9,161,521
5.000%, 06/01/29	4,000	4,685,132

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series B
5.000%, 08/01/26	6,535	$7,172,352
Montgomery County (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,855	1,940,320
Montgomery County (GO) Series C
5.000%, 10/01/26	5,500	6,061,460
5.000%, 10/01/27	6,655	7,515,430
Prince County George's (GO) Series A
5.000%, 07/15/23	4,250	4,300,639
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,478,080
3.000%, 06/01/26	2,080	2,121,266
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,700	8,888,842
Wicomico County (GO) Series A
5.000%, 12/01/25	1,000	1,077,183
TOTAL MARYLAND		116,377,709
MASSACHUSETTS — (2.7%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,621,915
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,110,339
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,194,861
5.000%, 03/01/28	2,055	2,331,917
Commonwealth of Massachusetts (GO)
5.000%, 07/01/26	500	547,436
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/23	3,085	3,118,679
5.250%, 08/01/23	1,140	1,156,398
5.000%, 07/01/28	1,070	1,228,855
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,017,173
5.000%, 08/01/24	1,360	1,414,394
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,131,051
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	$3,485,307
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,010	10,483,363
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,071,390
Town of Nantucket (GO)
5.000%, 10/01/23	1,775	1,805,967
Town of Norwood (GO)
5.000%, 03/15/28	1,430	1,627,777
Town of Watertown (GO)
5.000%, 04/15/23	1,895	1,905,034
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	2,063,922
TOTAL MASSACHUSETTS		44,315,778
MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,589,332
MINNESOTA — (3.9%)
City of Lakeville (GO) Series B
4.000%, 02/01/27	1,080	1,150,394
City of Saint Paul (GO) Series D
5.000%, 09/01/27	1,055	1,186,092
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,482,192
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,532,762
5.000%, 12/01/31	3,005	3,310,358
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	1,115	1,171,176
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,937,799
Metropolitan Council (GO) Series A
5.000%, 03/01/27	4,360	4,853,088
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,428,116

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	$2,029,053
Minnesota State (GO) Series
5.000%, 09/01/25	2,100	2,248,670
Minnesota State (GO) Series A
5.000%, 08/01/25	17,000	18,161,535
5.000%, 08/01/28	6,000	6,890,184
Minnesota State (GO) Series B
4.000%, 08/01/26	1,000	1,058,769
Ramsey County (GO) Series A
5.000%, 02/01/23	450	450,000
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,953,724
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	305	313,105
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	857,552
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,333,766
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,520	1,689,116
TOTAL MINNESOTA		65,037,451
MISSISSIPPI — (0.7%)
Mississippi State (GO) Series A
5.000%, 10/01/28	1,140	1,281,410
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,025	5,258,542
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,600	5,071,356
TOTAL MISSISSIPPI		11,611,308
	Face Amount	Value†
	(000)
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	$1,064,997
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,020	1,101,596
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,505,176
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	174,627
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,383,780
North Kansas City School District No. 74 (RB) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	1,941,071
TOTAL MISSOURI		8,171,247
NEBRASKA — (0.9%)
City of Omaha NE (GO)
5.000%, 04/15/24	1,240	1,278,671
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,201,443
Omaha School District (GO)
5.000%, 12/15/26	3,975	4,382,984
Omaha School District (GO) Series A
5.000%, 12/15/25	1,345	1,448,837
Sarpy County (GO)
5.000%, 06/01/26	1,110	1,207,899
5.000%, 06/01/27	2,535	2,796,227
TOTAL NEBRASKA		14,316,061
NEVADA — (2.7%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,068,110
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,490	12,821,486
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,852,251
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	12,292,212
Washoe County (GO) Series A
5.000%, 03/01/26	2,460	2,659,390
5.000%, 03/01/27	1,170	1,295,068

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	$3,249,613
TOTAL NEVADA		44,238,130
NEW HAMPSHIRE — (0.5%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,048,821
5.000%, 08/01/28	1,655	1,904,250
New Hampshire State (GO) Series C
5.000%, 03/01/28	3,545	4,033,672
TOTAL NEW HAMPSHIRE		7,986,743
NEW JERSEY — (2.5%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,022,950
County of Union NJ (GO)
4.000%, 03/01/28	1,330	1,442,260
4.000%, 03/01/29	1,350	1,484,245
Mercer County (GO)
4.000%, 02/01/27	3,430	3,663,046
Mercer County (GO) Series A
4.000%, 02/01/28	3,290	3,561,912
Monmouth County (GO)
5.000%, 07/15/26	1,665	1,826,500
New Jersey Economic Dev. Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,015	6,757,381
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	2,000	2,013,273
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,550,220
Township of Toms River NJ (GO)
4.000%, 06/01/27	865	929,607
4.000%, 06/01/28	1,255	1,367,666
Township of Union/Union County (GO)
5.000%, 01/23/24	16,000	16,378,912
TOTAL NEW JERSEY		41,997,972
	Face Amount	Value†
	(000)
NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	$3,851,759
New Mexico State (GO) Series B
5.000%, 03/01/24	100	102,796
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,097,811
TOTAL NEW MEXICO		10,052,366
NEW YORK — (5.0%)
City of New York (GO) Series B
5.000%, 08/01/26	500	548,233
City of New York (GO) Series C
5.000%, 08/01/26	3,705	4,062,405
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,193,981
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,557,192
New Rochelle City School District (RB) (ST AID WITHHLDG) Series A
5.000%, 06/15/25	1,655	1,758,229
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	170	179,508
5.000%, 03/15/26	1,000	1,085,205
5.000%, 03/15/28	6,310	7,179,426
5.000%, 02/15/33	1,260	1,367,624
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	345	363,589
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,615,270
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,823,866
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,000	3,255,614
5.000%, 03/15/27	7,000	7,807,635
5.000%, 03/15/28	10,460	11,901,235
New York State Dormitory Authority (GO) Series B
5.000%, 02/15/24	700	719,531

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series A
5.000%, 03/15/28	4,000	$4,551,142
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,485,757
Town of Amherst (GO)
4.750%, 11/03/23	6,000	6,096,490
TOTAL NEW YORK		82,551,932
NORTH CAROLINA — (3.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,010,875
5.000%, 07/01/27	1,900	2,132,835
City of Raleigh (RB)
¤ 5.000%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,017,246
County of New Hanover NC (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,919,428
Durham Capital Financing Corp. (RB)
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/23)	1,650	1,664,136
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,491,874
Gaston County (GO)
5.000%, 02/01/26	2,500	2,705,580
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	2,405,178
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	7,076,345
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,289,269
North Carolina State (GO) Series A
5.000%, 06/01/23	4,500	4,539,154
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,595,044
University of North Carolina at Charlotte (GO)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,545,405
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO)
5.000%, 09/01/24	4,000	$4,169,094
Wake County (GO) Series A
5.000%, 02/01/26	7,000	7,586,233
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,481,296
Wake County (GO) Series C
5.000%, 03/01/25	7,555	7,980,237
TOTAL NORTH CAROLINA		57,609,229
OHIO — (3.2%)
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,276,203
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	3,657,275
4.000%, 04/01/27	4,205	4,521,426
5.000%, 04/01/27	2,000	2,229,827
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,077,296
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,030	3,058,433
Ohio State (GO) Series A
4.000%, 03/01/23	1,125	1,126,489
5.000%, 12/15/23	2,800	2,864,771
4.000%, 03/01/24	2,625	2,672,812
5.000%, 09/15/25	1,985	2,126,797
5.000%, 09/01/28	2,500	2,874,661
Ohio State (GO) Series B
5.000%, 09/15/23	5,010	5,092,543
5.000%, 09/01/27	9,310	10,479,835
5.000%, 09/15/27	3,700	4,168,743
Ohio State (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	530,004
Ohio State (GO) Series X
5.000%, 05/01/29	650	757,957
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,683,699
TOTAL OHIO		53,198,771

DFA Municipal Real Return Portfolio
CONTINUED
		Face Amount	Value†
		(000)
OKLAHOMA — (0.2%)
	City of Bixby (GO) Series A
	4.000%, 06/01/28	1,790	$1,935,735
	City of Bixby OK (GO) Series A
	4.000%, 06/01/26	790	831,860
	TOTAL OKLAHOMA		2,767,595
OREGON — (2.0%)
	City of Portland (GO)
	5.000%, 06/15/25	150	159,571
	City of Portland (GO) Series A
	5.000%, 06/01/26	1,465	1,599,139
	City of Portland (GO) Series B
	5.000%, 06/01/26	1,100	1,200,719
	City of Portland Sewer System Revenue (RB) Series A
	5.000%, 10/01/23	3,570	3,632,046
	City of Portland Water System Revenue (RB) Series A
	5.000%, 04/01/27	1,780	1,977,782
	City of Salem (GO)
	5.000%, 06/01/23	875	882,438
	Clean Water Services and Sewer Revenue (RB)
	5.000%, 10/01/26	1,425	1,567,822
	Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
(r)¤	5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,217,867
	Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
	5.000%, 06/15/27	4,030	4,506,465
	Multnomah County (GO) Series A
	5.000%, 06/15/28	4,500	5,162,938
	Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
	5.000%, 06/15/23	1,605	1,620,743
	Oregon State (GO) Series A
	5.000%, 05/01/26	850	926,741
	5.000%, 05/01/27	670	747,336
¤	5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	1,808,285
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series N
5.000%, 05/01/26	2,095	$2,284,144
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/26	1,685	1,858,138
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,461,832
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/25	1,045	1,111,177
TOTAL OREGON		33,725,183
PENNSYLVANIA — (1.3%)
Chester County (GO) Series A
4.000%, 07/15/28	5,265	5,602,660
City of Philadelphia (GO) Series A
¤ 5.250%, 07/15/32 (Pre-refunded @ $100, 1/15/24)	4,380	4,498,387
County of Montgomery PA (GO)
5.000%, 07/01/28	5,925	6,821,022
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	1,400,180
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,529,123
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,295,897
TOTAL PENNSYLVANIA		21,147,269
RHODE ISLAND — (0.1%)
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,176,888

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.7%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,185	$3,283,270
5.000%, 04/01/25	4,850	5,132,589
5.000%, 04/01/26	3,520	3,825,245
5.000%, 04/01/27	2,800	3,118,206
Beaufort County School District (GO) (SCSDE) Series C
5.000%, 03/01/28	5,660	6,428,534
5.000%, 03/01/29	4,500	5,221,360
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	8,075,778
Clemson University (RB) Series B
5.000%, 05/01/25	750	793,142
Dorchester County (GO)
5.000%, 04/01/28	610	694,087
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,069,185
5.000%, 06/01/25	290	308,103
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,828,371
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	2,860	3,020,378
5.000%, 03/01/26	1,870	2,030,878
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,748,440
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,511,468
Spartanburg County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/23	4,395	4,404,027
State of South Carolina (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,052,340
State of South Carolina (GO) Series A
5.000%, 04/01/29	1,130	1,320,435
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,050	$1,111,637
TOTAL SOUTH CAROLINA		60,977,473
TENNESSEE — (3.7%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,372,094
5.000%, 10/01/28	1,245	1,437,740
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	987,116
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/23	1,265	1,267,661
City of Memphis (GO)
5.000%, 05/01/25	1,995	2,115,617
City of Memphis (GO) Series B
5.000%, 05/01/24	2,775	2,864,813
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,956,204
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,937,063
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,633,679
Knox County (GO)
5.000%, 06/01/28	1,750	1,998,469
Knox County (GO) Series
5.000%, 06/01/26	125	136,403
Maury County (GO)
5.000%, 04/01/24	650	669,524
5.000%, 04/01/23	855	858,571
Metropolitan Government of Nashville & Davidson County (GO) Series
4.000%, 01/01/26	4,000	4,199,504
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/26	5,000	5,397,035
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,231,852

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	$2,829,869
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,102,606
Shelby County (GO) Series A
5.000%, 04/01/25	5,000	5,291,329
Tennessee State (GO)
5.000%, 08/01/27	1,500	1,606,107
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,614,109
Tennessee State (GO) Series B
5.000%, 09/01/27	1,900	2,141,398
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,799,832
Williamson County (GO) Series A
5.000%, 04/01/27	2,370	2,644,351
5.000%, 04/01/28	1,150	1,313,963
TOTAL TENNESSEE		60,406,909
TEXAS — (16.7%)
Alamo Community College District (GO)
5.000%, 02/15/23	1,500	1,501,352
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	6,044,351
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,287,472
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,200	1,361,619
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	533,534
5.000%, 08/01/26	2,250	2,463,066
Birdville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,395	1,544,828
City of Anna (GO)
4.000%, 02/15/28	1,350	1,453,170
5.000%, 08/15/25	3,795	4,036,422
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	$1,696,467
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,333,352
City of Austin (GO)
5.000%, 09/01/23	3,500	3,553,471
5.000%, 05/01/24	1,600	1,652,786
5.000%, 09/01/25	4,500	4,811,552
5.000%, 09/01/27	3,690	4,146,795
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,000	1,075,014
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,126,266
City of Bedford (GO)
5.000%, 02/01/25	2,920	3,070,911
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,307,609
5.000%, 08/15/26	1,420	1,554,917
City of Cedar Park (GO)
5.000%, 02/15/26	500	540,415
City of College Station (GO)
5.000%, 02/15/28	500	565,301
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,800	1,943,106
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,415,961
City of Denton (GO)
5.000%, 02/15/28	2,040	2,314,752
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	405,395
5.000%, 03/01/27	225	248,496
City of El Paso Water & Sewer Revenue (RB) Series A
5.000%, 03/01/24	425	437,342
City of Fort Worth (GO)
5.000%, 03/01/27	5,160	5,703,088
5.000%, 03/01/28	5,000	5,650,639
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,776,176
5.000%, 02/15/25	2,000	2,103,496
City of Garland (GO) Series A
5.000%, 02/15/24	400	410,345

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
5.000%, 03/01/25	5,000	$5,270,967
5.000%, 03/01/26	7,000	7,203,419
5.000%, 03/01/27	5,000	5,524,193
City of Irving (GO)
5.000%, 09/15/27	2,020	2,268,332
City of Leander (GO) Series A
5.000%, 08/15/24	1,100	1,143,639
5.000%, 08/15/25	1,050	1,120,540
City of Lewisville (GO)
5.000%, 02/15/27	595	657,935
5.000%, 02/15/28	745	842,678
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,137,004
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,003,679
City of Midland (GO)
5.000%, 03/01/28	705	794,215
City of Pflugerville (GO)
5.000%, 08/01/26	1,115	1,217,438
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,196,209
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	845,605
5.000%, 02/01/26	2,850	3,075,744
4.000%, 02/01/27	1,500	1,597,495
City of San Antonio Electric & Gas Systems Revenue (RB) Series ETM
5.000%, 02/01/24	8,755	8,981,529
5.000%, 08/01/28	350	397,840
City of Temple (GO) Series B
5.000%, 08/01/27	140	156,199
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,092,577
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,102,423
Collin County (GO) Series A
5.000%, 02/15/25	1,605	1,691,664
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,254,012
5.000%, 02/15/32	1,000	1,077,774
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,427,360
5.000%, 02/15/29	880	1,020,150
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	$1,066,062
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,940	2,043,959
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/01/25)	1,000	1,075,755
Dallas College (GO)
5.000%, 02/15/23	3,270	3,273,068
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,466,985
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	560	611,011
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,050	1,121,612
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,548,985
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,158,211
5.000%, 08/15/25	1,000	1,068,202
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,119,877
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,245	1,310,952
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,211,860

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD) Series A-1
5.000%, 02/15/23	2,000	$2,001,876
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	770	853,015
4.000%, 02/15/28	2,000	2,165,475
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,583,556
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,214,851
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	230	248,774
5.000%, 02/01/27	180	199,152
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	2,105,947
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,161,658
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series FH
5.000%, 02/15/27	3,000	3,324,660
Harris County (GO)
5.000%, 10/01/25	660	707,481
Harris County (GO) Series A
5.000%, 10/01/25	1,130	1,211,292
5.000%, 10/01/28	1,400	1,612,695
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	525,514
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,251,150
5.000%, 02/15/24	300	308,039
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,122,927
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	330	356,977
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/27	1,000	$1,107,812
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,065	1,122,506
5.000%, 02/15/26	1,155	1,249,418
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	171,585
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,077,394
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	434,723
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	3,014,104
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	8,097,043
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,022,740
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	3,033,613
Pflugerville Independent School District (RB) (PSF-GTD) Series A
5.000%, 02/15/25	1,780	1,873,202
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,284,158
Plano Independent School District (GO)
5.000%, 02/15/24	3,185	3,266,569
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,265,645
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	662,709

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	750	$770,174
Richardson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	155	171,901
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,885	4,246,034
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,500	1,682,571
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,242,537
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	566,101
Tarrant County (GO)
5.000%, 07/15/28	500	571,405
Tarrant County (GO) Series A
5.000%, 07/15/29	350	407,764
Tarrant County College District (GO)
5.000%, 08/15/24	1,750	1,821,314
5.000%, 08/15/28	1,000	1,143,710
Temple Independent School District/TX (GO) (PSF-GTD)
5.000%, 02/01/28	500	565,595
Texas State (GO)
5.000%, 10/01/23	7,200	7,323,216
5.000%, 10/01/26	1,730	1,900,184
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	2,040	2,078,476
Texas State (GO) Series A
5.000%, 10/01/26	200	219,674
5.000%, 04/01/27	1,385	1,502,890
Texas State (GO) Series B
5.000%, 10/01/26	4,545	4,873,189
Texas State (GO) Series C
5.000%, 08/01/27	420	469,359
Texas State
5.000%, 10/01/26	8,000	8,364,560
Travis County (GO) Series A
5.000%, 03/01/26	1,245	1,349,393
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,025	$1,146,857
5.000%, 08/01/28	575	656,143
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/27	415	464,337
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	774,197
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	13,368,510
5.000%, 08/15/26	3,895	4,271,008
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	279,855
TOTAL TEXAS		276,115,839
UTAH — (1.6%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,264,446
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,620,003
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,008,667
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	696,761
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/26	1,635	1,767,470
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,815	1,909,530
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,439,455
Salt Lake City Corp. (GO)
5.000%, 06/15/23	2,000	2,019,617
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,313,225

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
5.000%, 06/01/28	1,890	$2,160,394
Utah State (GO)
5.000%, 07/01/25	4,650	4,958,390
5.000%, 07/01/26	2,025	2,217,816
Utah State (GO) Series A
5.000%, 07/01/27	1,000	1,122,096
TOTAL UTAH		26,497,870
VERMONT — (0.1%)
Vermont State (GO) Series A
5.000%, 08/15/27	1,270	1,428,085
VIRGINIA — (3.0%)
Arlington County (GO)
5.000%, 08/15/27	3,820	4,299,023
Arlington County (GO) Series D
5.000%, 08/15/27	4,000	4,501,595
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,079,381
City of Newport News Water Revenue (RB)
5.000%, 07/15/23	2,035	2,058,969
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	226,917
5.000%, 04/01/28	730	826,051
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,404,401
5.000%, 09/15/24	3,000	3,129,547
Fairfax County (RB) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,535	6,097,975
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,572,944
5.000%, 04/01/25	1,455	1,540,411
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	1,290,167
5.000%, 12/01/28	4,795	5,554,681
5.000%, 12/01/29	7,050	8,336,495
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,049,888
5.000%, 01/01/26	1,265	1,367,686
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	607,893
TOTAL VIRGINIA		49,944,024
	Face Amount	Value†
	(000)
WASHINGTON — (7.0%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB) Series S-1
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/01/25)	420	$451,368
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,348,188
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,090,459
City of Seattle WA Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	7,052,034
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,340	1,384,208
5.000%, 08/01/25	3,770	4,022,844
5.000%, 09/01/29	3,945	4,617,898
City of Spokane (GO)
5.000%, 12/01/25	1,190	1,280,488
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,500	2,620,229
County of Snohomish (GO) Series A
5.000%, 12/01/27	1,500	1,692,576
Energy Northwest (RB) Series A
5.000%, 07/01/23	2,000	2,021,335
4.000%, 07/01/24	2,520	2,577,987
5.000%, 07/01/26	1,310	1,432,017
5.000%, 07/01/28	5,735	6,570,617
King County (GO) Series A
4.000%, 01/01/25	1,500	1,547,644
5.000%, 12/01/25	1,830	1,972,291
5.000%, 01/01/28	2,555	2,888,541
King County (GO) Series B
5.000%, 06/01/26	1,340	1,463,146
5.000%, 12/01/24	7,310	7,673,661
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series C
5.000%, 12/01/23	2,175	2,223,230
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,000	1,029,364

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,110	$1,166,134
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	7,000	7,542,280
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,000	1,076,326
Snohomish County (GO)
5.000%, 12/01/23	1,500	1,532,136
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY) Series A
4.000%, 12/01/26	165	175,865
5.000%, 12/01/29	3,015	3,535,872
Spokane County (GO)
5.000%, 12/01/26	3,850	4,248,681
State of Washington Series R
4.000%, 07/01/28	2,425	2,441,969
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,505	1,648,582
Washington State (GO) Series A-1
5.000%, 08/01/26	1,570	1,676,086
Washington State (GO) Series B
5.000%, 07/01/25	940	1,001,884
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,292,324
5.000%, 02/01/26	3,000	3,245,788
Washington State (GO) Series R
4.000%, 07/01/27	4,820	5,195,727
Washington State (GO) Series RC
5.000%, 08/01/27	4,850	5,442,060
Washington State (GO) Series RD
5.000%, 08/01/27	6,500	7,293,483
Washington State Series D
5.000%, 06/01/26	2,350	2,563,588
TOTAL WASHINGTON		116,038,910
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	$518,805
WISCONSIN — (2.9%)
Appleton Area School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,180	2,205,807
¤ 3.750%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	1,415	1,435,501
City of Madison (GO) Series A
5.000%, 10/01/23	1,840	1,872,102
City of Madison (GO) Series C
5.000%, 10/01/23	845	859,742
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	651,972
Germantown School District (GO) Series EY
5.000%, 04/01/27	2,200	2,453,740
3.000%, 03/01/24	1,245	1,253,613
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	1,010,715
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,040	4,228,657
5.000%, 05/01/26	5,000	5,451,417
Wisconsin State (GO) Series 2
5.000%, 11/01/24	4,960	5,191,619
5.000%, 11/01/26	4,230	4,669,873
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/28	2,020	2,311,254
Wisconsin State (GO) Series A
5.000%, 05/01/25	8,750	9,282,984
Wisconsin State (GO) Series B
5.000%, 05/01/26	4,000	4,361,134
TOTAL WISCONSIN		47,240,130
TOTAL MUNICIPAL BONDS		1,645,304,038

DFA Municipal Real Return Portfolio
CONTINUED
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash	3,113,127	$3,113,749
TOTAL INVESTMENTS — (100.0%)
(Cost $1,651,048,399)^^		$1,648,417,787
As of January 31, 2023, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$239,198	$239,198
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	433,757	433,757
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	313,185	313,185
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	239,191	239,191
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	265,148	265,148
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	256,161	256,161
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	332,446	332,446
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	143,830	143,830
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	838,217	838,217
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	337,973	337,973
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	191,280	191,280
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	408,099	408,099
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	469,084	469,084
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	748,773	748,773
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	654,644	654,644
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	280,185	280,185
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	819,824	819,824
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	390,178	390,178
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	313,996	313,996
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	637,360	637,360
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	618,845	618,845
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	669,693	669,693
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	546,834	546,834
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	786,982	786,982

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	$817,010	$817,010
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	796,505	796,505
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	722,583	722,583
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	557,426	557,426
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	1,064,691	1,064,691
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	741,173	741,173
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,253,373	1,253,373
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	685,869	685,869
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,372,337	1,372,337
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,089,329	1,089,329
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,098,600	1,098,600
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,363,179	1,363,179
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,375,153	1,375,153
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,257,407	1,257,407
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,822,450	1,822,450
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,161,787	1,161,787
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,492,957	1,492,957
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,382,984	1,382,984
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,620,533	1,620,533
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,550,156	1,550,156
Bank of America Corp.	1.998%	Fixed	CPI	Maturity	USD	32,000,000	01/13/24	—	—	61,376	61,376
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,622,794	2,622,794
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,456,970	1,456,970
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,497,291	1,497,291
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,466,162	1,466,162
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	498,559	498,559
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,212,068	1,212,068
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	613,850	613,850
Citibank, N.A.	2.390%	Fixed	CPI	Maturity	USD	40,000,000	09/28/23	—	—	87,066	87,066
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	788,091	788,091
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	944,145	944,145
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	1,087,048	1,087,048
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,002,991	1,002,991
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,788,895	1,788,895
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	1,817,471	1,817,471
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,372,319	1,372,319
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,051,890	1,051,890
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,647,279	2,647,279

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	$1,160,092	$1,160,092
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,829,758	1,829,758
Citibank, N.A.	2.099%	Fixed	CPI	Maturity	USD	48,000,000	01/10/24	—	—	44,984	44,984
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,380,298	1,380,298
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,164,676	2,164,676
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,726,864	2,726,864
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,284,002	2,284,002
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,686,481	1,686,481
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,339,292	2,339,292
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	987,639	987,639
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,555,934	3,555,934
Intercontinental Exchange, Inc.	2.375%	Fixed	CPI	Maturity	USD	27,000,000	10/04/23	—	—	68,113	68,113
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	77,176	77,176
Total Appreciation										$76,481,959	$76,481,959
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	(336,754)	(336,754)
Bank of America Corp.	3.462%	Fixed	CPI	Maturity	USD	23,000,000	05/09/27	—	—	(531,411)	(531,411)
Bank of America Corp.	3.342%	Fixed	CPI	Maturity	USD	24,000,000	03/10/29	—	—	(532,637)	(532,637)
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	(225,360)	(225,360)
Bank of America Corp.	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	(282,543)	(282,543)
Bank of America Corp.	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	(64,410)	(64,410)
Citibank, N.A.	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	(680,041)	(680,041)
Citibank, N.A.	3.300%	Fixed	CPI	Maturity	USD	32,000,000	08/17/23	—	—	(105,721)	(105,721)
Citibank, N.A.	3.290%	Fixed	CPI	Maturity	USD	37,000,000	11/07/23	—	—	(219,216)	(219,216)
Citibank, N.A.	2.780%	Fixed	CPI	Maturity	USD	31,000,000	09/21/23	—	—	(64,321)	(64,321)
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	42,000,000	12/14/23	—	—	(119,477)	(119,477)
Intercontinental Exchange, Inc.	2.920%	Fixed	CPI	Maturity	USD	37,000,000	11/16/23	—	—	(110,603)	(110,603)
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	(50,757)	(50,757)
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	(713,785)	(713,785)
Morgan Stanley and Co. International	3.267%	Fixed	CPI	Maturity	USD	43,000,000	05/31/27	—	—	(855,590)	(855,590)
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	(337,701)	(337,701)
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	(123,535)	(123,535)
Total (Depreciation)										$(5,353,862)	$(5,353,862)
Total Appreciation (Depreciation)										$71,128,097	$71,128,097

DFA Municipal Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,645,304,038	—	$1,645,304,038
Affiliated Investment Companies	$3,113,749	—	—	3,113,749
Swap Agreements**	—	71,128,097	—	71,128,097
TOTAL	$3,113,749	$1,716,432,135	—	$1,719,545,884
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.7%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$303,976
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,500	1,663,849
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,050,572
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,568,613
TOTAL ALABAMA		4,587,010
ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/23	1,140	1,157,018
ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	248,977
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	463,108
Maricopa County Union High School District No. 210-Phoenix (GO) Series B
5.000%, 07/01/25	2,010	2,137,440
TOTAL ARIZONA		2,849,525
CALIFORNIA — (2.6%)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,500	1,601,309
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	140	141,569
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
3.000%, 03/01/26	1,000	$1,013,238
5.000%, 09/01/26	1,000	1,101,986
3.500%, 08/01/27	5,000	5,207,267
5.000%, 08/01/27	270	304,319
5.000%, 10/01/27	2,000	2,263,338
5.000%, 04/01/29	1,000	1,170,419
5.000%, 10/01/29	3,045	3,307,729
TOTAL CALIFORNIA		16,111,174
COLORADO — (1.9%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,635,474
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,030,273
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	575	634,303
Colorado Health Facilities Authority, Revenue Bonds (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	1,910,251
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,469,122
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	576,956
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	175	193,394
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	344,698

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	$763,428
TOTAL COLORADO		11,557,899
CONNECTICUT — (0.9%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	281,645
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	504,629
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,087,011
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,414,715
TOTAL CONNECTICUT		5,288,000
DELAWARE — (0.2%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	809,396
Kent County (GO)
4.000%, 09/01/24	415	426,333
TOTAL DELAWARE		1,235,729
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/25	880	936,586
District of Columbia (GO) Series D
5.000%, 06/01/25	340	361,863
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	766,000
TOTAL DISTRICT OF COLUMBIA		2,064,449
FLORIDA — (5.8%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	555,437
5.000%, 07/01/28	435	499,101
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,010	1,082,388
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	$698,121
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,068,974
Florida State (GO) Series A
5.000%, 06/01/24	350	362,622
5.000%, 07/01/25	1,000	1,066,564
Florida State (GO) Series B
5.000%, 06/01/25	1,070	1,138,301
5.000%, 06/01/29	2,153	2,521,773
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/29	1,120	1,253,441
Miami-Dade County (GO) Series A
5.000%, 07/01/28	10,385	11,892,427
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,275	3,513,245
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,265	4,487,470
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,072,391
5.000%, 07/01/25	3,855	4,089,142
TOTAL FLORIDA		35,301,397
GEORGIA — (2.1%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,077,469
Georgia State (GO) Series A
5.000%, 02/01/25	2,560	2,697,442
5.000%, 07/01/26	4,515	4,943,345
Georgia State (GO) Series F
5.000%, 07/01/26	1,495	1,636,833
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,562,501
Private Colleges & Universities Authority (GO) Series B
5.000%, 09/01/25	1,080	1,157,303
TOTAL GEORGIA		13,074,893
HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	152,587

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	725	$777,546
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,050	1,118,359
Hawaii County (GO) Series D
4.000%, 09/01/27	1,025	1,097,233
Hawaii State (GO) Series EY
5.000%, 10/01/27	3,220	3,448,189
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,050,461
5.000%, 10/01/25	2,815	3,017,512
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,222,755
Maui County (GO)
5.000%, 03/01/26	200	216,832
TOTAL HAWAII		15,101,474
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,148,658
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	627,003
TOTAL ILLINOIS		2,775,661
IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	520,357
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	158,709
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	659,988
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,334,452
TOTAL IOWA		2,673,506
KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,204,480
	Face Amount	Value†
	(000)
KANSAS — (Continued)
City of Merriam (GO) Series A
5.000%, 10/01/25	800	$857,552
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,529,320
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	246,801
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,094,732
TOTAL KANSAS		4,932,885
KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,529,773
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,174,918
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	259,480
Maine State (GO) Series B
4.000%, 06/01/26	500	528,633
TOTAL MAINE		788,113
MARYLAND — (8.6%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,587,485
5.000%, 10/01/25	650	697,810
5.000%, 10/01/27	1,005	1,134,937
Baltimore County (GO)
5.000%, 03/01/26	6,905	7,499,044
5.000%, 03/01/28	1,335	1,521,790
Charles County (GO)
5.000%, 10/01/25	2,945	3,161,615
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	730,633
5.000%, 10/15/25	1,530	1,642,251
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,035	2,295,370

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Harford County (GO)
5.000%, 10/01/25	2,750	$2,952,272
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,264,142
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,185,365
Howard County (GO) Series A
5.000%, 08/15/29	840	988,025
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,535	1,753,042
Maryland State (GO) Series A
5.000%, 08/01/25	2,035	2,174,555
5.000%, 03/15/26	1,040	1,130,583
5.000%, 03/15/27	1,500	1,671,839
5.000%, 08/01/27	3,545	3,987,474
Maryland State (GO) Series B
5.000%, 08/01/27	1,020	1,147,313
Maryland State (GO) Series C
4.000%, 03/01/29	2,940	3,241,149
Maryland State (RB) Series B
5.000%, 08/01/27	520	584,905
Prince County George's (GO) Series A
5.000%, 07/15/29	3,565	4,186,126
Queen County Anne's (GO)
5.000%, 07/15/25	1,235	1,317,132
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	678,183
Wicomico County (GO) Series A
5.000%, 12/01/25	905	974,850
5.000%, 12/01/26	2,065	2,281,242
TOTAL MARYLAND		52,789,132
MASSACHUSETTS — (3.4%)
City of Beverly (GO)
5.000%, 03/15/25	500	528,174
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	252,329
City of Quincy (GO)
5.000%, 01/15/25	405	426,237
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	$2,712,217
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	287,264
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,068,480
5.000%, 02/15/29	1,225	1,418,594
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,368,589
5.000%, 09/01/28	2,000	2,305,415
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,610	1,708,069
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	418,453
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,799,721
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,076,897
Town of Nantucket (GO)
5.000%, 10/01/26	1,500	1,653,125
Town of Norwood (GO)
5.000%, 03/15/29	340	395,445
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,227,803
TOTAL MASSACHUSETTS		20,646,812
MICHIGAN — (0.2%)
Michigan State (GO) Series B
4.000%, 11/01/25	1,020	1,069,967
MINNESOTA — (3.3%)
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,131,160
5.000%, 09/01/29	1,040	1,220,872
Hennepin County (GO) Series A
5.000%, 12/01/26	3,885	4,302,401
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,259,896

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	$1,614,134
Minnesota State (GO) Series B
4.000%, 08/01/26	550	582,323
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,209,665
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,206,681
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,920,305
TOTAL MINNESOTA		20,447,437
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/26)	2,020	2,231,529
MISSOURI — (1.7%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,819,205
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,632,411
Saint Louis County (GO)
5.000%, 02/01/25	1,270	1,338,439
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,408,132
TOTAL MISSOURI		10,198,187
NEBRASKA — (2.2%)
City of Omaha (GO)
5.000%, 04/15/28	270	307,764
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,581,600
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,000	$1,121,483
Omaha School District (GO) Series A
5.000%, 12/15/25	4,000	4,308,808
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	627,728
Sarpy County (GO)
5.000%, 06/01/25	1,925	2,042,456
5.000%, 06/01/26	1,115	1,213,340
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,095	1,234,499
TOTAL NEBRASKA		13,437,678
NEVADA — (1.3%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,115,882
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	419,010
Nevada State (GO) Series C
5.000%, 11/01/24	485	506,967
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,310,700
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,307,651
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,466,458
TOTAL NEVADA		8,126,668
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	788,796
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,744,166
TOTAL NEW HAMPSHIRE		2,532,962
NEW JERSEY — (0.7%)
City of Hoboken (GO)
3.000%, 02/01/25	975	985,650
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,316,396

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Montville Township (GO)
3.000%, 10/01/25	500	$509,851
Princeton (GO)
2.000%, 12/15/25	1,815	1,798,218
TOTAL NEW JERSEY		4,610,115
NEW MEXICO — (0.9%)
Albuquerque Metropolitan Arroyo Flood Control Authority (GO)
5.000%, 08/01/23	1,000	1,012,907
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	218,283
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,477,623
TOTAL NEW MEXICO		5,708,813
NEW YORK — (3.1%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,038,944
5.000%, 08/01/25	1,700	1,815,297
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,569,582
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	150	158,390
5.000%, 03/15/28	4,000	4,551,141
5.000%, 03/15/33	2,000	2,300,012
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	350	368,859
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,806,026
New York State Dormitory Authority (GO) Series B
5.000%, 02/15/24	300	308,370
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	528,387
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	313,272
TOTAL NEW YORK		18,758,280
	Face Amount	Value†
	(000)
NORTH CAROLINA — (2.5%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	$2,343,860
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,099,202
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	865,435
North Carolina State (GO)
5.000%, 06/01/25	2,045	2,175,057
5.000%, 06/01/25	4,110	4,371,385
Wake County (GO)
5.000%, 04/01/25	4,015	4,250,687
TOTAL NORTH CAROLINA		15,105,626
OHIO — (1.9%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,389,366
City of Columbus (GO) Series A
5.000%, 04/01/29	2,000	2,328,245
City of Columbus (GO) Series B
5.000%, 02/15/23	475	475,451
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,060	1,108,869
Ohio State (GO) Series A
5.000%, 09/01/26	1,530	1,681,034
5.000%, 03/01/28	500	569,182
5.000%, 06/15/30	1,335	1,591,882
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,295,609
Ohio State (GO) Series W
4.000%, 05/01/24	215	219,386
4.000%, 05/01/25	215	223,409
TOTAL OHIO		11,882,433
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,298,964
City of Tulsa (GO)
5.000%, 03/01/24	200	205,548
5.000%, 03/01/26	2,750	2,983,156
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	2,061,226
TOTAL OKLAHOMA		6,548,894

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (2.8%)
City of Salem (GO)
5.000%, 06/01/26	1,220	$1,330,884
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	413,837
Jackson County (GO)
4.000%, 06/01/23	40	40,208
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	956,389
Multnomah County (GO) Series A
5.000%, 06/15/29	250	292,892
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,000	4,662,921
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,062,374
Oregon State (GO) Series A
5.000%, 05/01/26	1,010	1,101,186
Oregon State (GO) Series C
5.000%, 05/01/25	700	742,639
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,175	1,230,224
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,359,601
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	160,463
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	688,761
Washington County (GO)
5.000%, 03/01/24	1,000	1,028,498
	Face Amount	Value†
	(000)
OREGON — (Continued)
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	$2,343,905
TOTAL OREGON		17,414,782
PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	2,011,378
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	2,970,253
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	56,550
5.000%, 03/01/25	130	137,072
Township of Lower Merion (GO)
5.000%, 05/01/29	605	707,025
TOTAL PENNSYLVANIA		5,882,278
RHODE ISLAND — (0.4%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,236,762
SOUTH CAROLINA — (3.7%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,472,597
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,050,379
Clemson University (RB) Series B
5.000%, 05/01/25	750	793,142
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,314,927
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	6,000	6,336,456
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	565,113

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,010	$3,415,605
Richland County School District No. 2 (RB) (SCSDE) Series A
5.000%, 03/01/27	855	949,925
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,734,162
3.000%, 04/01/26	1,500	1,524,515
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,316,866
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,153,985
TOTAL SOUTH CAROLINA		22,627,672
TENNESSEE — (4.5%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	2,050	2,122,608
5.000%, 07/01/25	1,775	1,889,696
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	944,076
City of Knoxville TN Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,484,844
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,088,640
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,676,861
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,636,838
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,113,587
Knox County (GO) Series B
5.000%, 06/01/25	1,000	1,062,423
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	369,109
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	$1,068,578
Williamson County (GO)
5.000%, 04/01/29	3,620	4,227,783
Williamson County (GO) Series A
5.000%, 04/01/26	1,015	1,104,318
5.000%, 04/01/28	1,325	1,513,914
Williamson County (GO) Series B
5.000%, 05/01/28	2,700	3,090,744
TOTAL TENNESSEE		27,394,019
TEXAS — (18.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	140,127
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,579,767
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	175,693
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	259,849
Bexar County (GO)
4.000%, 06/15/26	650	683,983
5.000%, 06/15/26	1,625	1,771,085
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,107,174
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,663,968
City of Amarillo (GO)
2.000%, 02/15/24	725	721,498
2.000%, 02/15/25	725	716,887
4.000%, 02/15/26	1,685	1,773,015
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,112,308
City of Austin (GO)
5.000%, 09/01/23	500	507,632
5.000%, 09/01/26	2,535	2,781,501
5.000%, 09/01/27	2,255	2,534,152

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	$577,702
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,515,759
City of Cedar Park (GO)
5.000%, 02/15/24	395	405,543
5.000%, 02/15/33	1,805	2,028,314
City of Celina (GO)
4.125%, 09/01/25	1,415	1,477,752
4.125%, 09/01/26	2,520	2,673,273
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,841,378
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	125,268
5.000%, 10/01/25	500	536,104
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,161,341
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,540,972
5.000%, 02/15/25	4,380	4,615,608
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,629,004
5.000%, 02/15/28	3,495	3,955,015
City of Garland (GO) Series A
5.000%, 02/15/24	200	205,172
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,081,053
City of Irving (GO)
5.000%, 09/15/25	1,750	1,871,776
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	810,790
City of Midland (GO)
5.000%, 03/01/28	1,200	1,351,855
City of Pearland (GO)
5.000%, 03/01/25	500	526,679
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,077,164
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,010	2,175,545
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	$161,309
4.000%, 08/15/24	140	143,348
County of Collin (GO)
5.000%, 02/15/25	1,010	1,064,536
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	87,295
5.000%, 02/15/25	85	89,555
Dallas College (GO)
5.000%, 02/15/28	770	873,705
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,604,045
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	520,298
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	176,718
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,309,032
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	481,787
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	806,151
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,052,974
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	215,202
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	2,000	2,000,000
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,140,913

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	$2,878,083
Harris County (GO)
5.000%, 10/01/26	460	505,933
Harris County (GO) Series A
5.000%, 10/01/24	715	746,625
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	604,716
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,525	1,607,345
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,914,158
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	728,958
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	930,877
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,053,175
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	126,866
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,026,380
Plano Independent School District (GO)
5.000%, 02/15/24	1,065	1,092,275
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	71,198
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,027,003
	Face Amount	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (RB) (PSF-GTD)
5.000%, 08/15/26	810	$887,828
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/30	2,850	3,119,766
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,746,333
Tarrant County College District
5.000%, 08/15/24	2,000	2,081,502
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,324,870
Texas State (GO)
5.000%, 10/01/23	415	422,102
Texas State (GO) Series A
5.000%, 10/01/25	2,465	2,640,347
Texas State (GO) Series B
5.000%, 08/01/25	350	373,210
Texas State (GO) Series C
5.000%, 08/01/25	675	719,761
5.000%, 08/01/26	1,420	1,553,465
Texas State (RB) Series A
5.000%, 04/01/25	2,185	2,308,981
Trinity River Authority Central Regional Wastewater System Revenue (GO)
5.000%, 08/01/24	120	124,691
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	350,939
University of Texas System (RB) Series J
5.000%, 08/15/25	3,040	3,251,222
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	376,686
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	108,403
Williamson County (RB)
4.000%, 02/15/26	4,000	4,206,530

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	$1,281,996
TOTAL TEXAS		113,630,798
UTAH — (1.6%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,717,274
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,655,472
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,126,655
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,679,858
Utah State (GO) Series B
5.000%, 07/01/24	575	596,589
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	745,747
TOTAL UTAH		9,521,595
VIRGINIA — (3.9%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,451,684
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,204,842
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,685,986
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	986,272
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,520,608
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	813,797
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	$1,403,931
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,370,333
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,650,952
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	1,800	1,943,050
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,513,887
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,340,742
TOTAL VIRGINIA		23,886,084
WASHINGTON — (7.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	985	1,059,056
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	207,225
5.000%, 07/01/25	100	106,219
City of Bellevue (GO) Series A
4.000%, 12/01/25	270	283,544
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,156,654
5.000%, 05/01/26	3,165	3,450,747
5.000%, 12/01/26	1,500	1,659,408
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,287,616
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,980	2,110,386
County of King (GO) Series A
4.000%, 01/01/26	595	625,537
King County (GO) Series E
5.000%, 12/01/25	1,285	1,384,915

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	$1,075,469
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,098,808
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,456,988
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,389,326
5.000%, 07/01/28	1,510	1,647,000
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,080,034
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	607,748
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,153,794
Spokane County (GO)
5.000%, 12/01/28	1,200	1,384,420
State of Washington (GO) Series C
5.000%, 02/01/34	2,450	2,634,468
Washington State (GO) Series A
5.000%, 08/01/36	1,000	1,158,104
Washington State (GO) Series B
5.000%, 07/01/25	570	607,525
Washington State (GO) Series C
5.000%, 02/01/25	1,000	1,052,283
Washington State (GO) Series D
5.000%, 06/01/25	1,260	1,339,837
5.000%, 02/01/28	1,035	1,146,379
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,435	1,533,047
Washington State (GO) Series RC
5.000%, 08/01/25	2,500	2,670,814
TOTAL WASHINGTON		43,367,351
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	$510,921
5.000%, 12/01/36	2,000	2,237,780
TOTAL WEST VIRGINIA		2,748,701
WISCONSIN — (3.5%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,165	2,551,711
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,064,081
Janesville School District (GO)
3.000%, 03/01/24	2,000	2,013,849
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,269,127
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,827,396
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	665,270
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	214,120
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	2,992,828
5.000%, 05/01/29	1,250	1,460,795
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,029,085
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,025	2,148,348
5.000%, 05/01/27	3,040	3,397,456
TOTAL WISCONSIN		21,634,066
TOTAL MUNICIPAL BONDS Cost ($630,044,276)		611,642,065
TOTAL INVESTMENTS — (100.0%)
(Cost $630,044,276)^^		$611,642,065

DFA Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$611,642,065	—	$611,642,065
TOTAL	—	$611,642,065	—	$611,642,065

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,919,759	$602,783,523
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,958,729	307,464,554
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,753,486	125,483,522
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $743,684,573)		$1,035,731,599

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.000% (Cost $258,014)	258,014	258,014
TOTAL INVESTMENTS — (100.0%) (Cost $743,942,587)^^		$1,035,989,613
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,035,731,599	—	—	$1,035,731,599
Temporary Cash Investments	258,014	—	—	258,014
TOTAL	$1,035,989,613	—	—	$1,035,989,613

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/49	81,294	$71,881,279
0.250%, 02/15/50	96,614	69,697,660
0.125%, 02/15/51	142,958	98,630,130
0.125%, 02/15/52	143,270	98,772,504
TOTAL U.S. TREASURY OBLIGATIONS Cost ($451,528,190)		338,981,573
TOTAL INVESTMENTS — (100.0%)
(Cost $451,528,190)^^		$338,981,573
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$338,981,573	—	$338,981,573
TOTAL	—	$338,981,573	—	$338,981,573

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.3%)
	Activision Blizzard, Inc.	22,187	$1,698,859
*	Alphabet, Inc., Class A	153,535	15,175,399
*	Alphabet, Inc., Class C	143,420	14,323,355
*	Altice USA, Inc., Class A	18,549	90,890
*	AMC Networks, Inc., Class A	5,887	108,968
*	Anterix, Inc.	1,929	69,579
	AT&T, Inc.	275,027	5,602,300
	ATN International, Inc.	3,463	169,271
*	Boston Omaha Corp., Class A	2,533	66,998
*	Bumble, Inc., Class A	1,295	33,346
	Cable One, Inc.	873	689,565
*	Cargurus, Inc.	7,733	136,487
*	Cars.com, Inc.	8,924	152,600
*	Charter Communications, Inc., Class A	5,865	2,253,978
	Cogent Communications Holdings, Inc.	7,777	533,269
	Comcast Corp., Class A	193,628	7,619,262
*	Consolidated Communications Holdings, Inc.	11,459	49,847
*	Cumulus Media, Inc., Class A	528	3,538
*	Daily Journal Corp.	107	32,742
	DallasNews Corp.	4,771	24,666
*	DHI Group, Inc.	18,567	110,288
#*	DISH Network Corp., Class A	22,673	326,264
*	EchoStar Corp., Class A	6,530	122,176
	Electronic Arts, Inc.	9,962	1,281,910
	Entravision Communications Corp., Class A	9,205	59,833
*	EW Scripps Co., Class A	9,868	147,527
*	FG Group Holdings, Inc.	2,726	6,406
	Fox Corp., Class A	24,305	824,912
	Fox Corp., Class B	16,376	519,119
*	Frontier Communications Parent, Inc.	931	27,567
*	Gaia, Inc.	1,300	4,745
#*	Gannett Co., Inc.	11,700	26,442
	Gray Television, Inc.	14,857	192,547
*	IDT Corp., Class B	3,200	94,048
*	iHeartMedia, Inc., Class A	5,533	42,881
*	IMAX Corp.	8,607	146,319
	Interpublic Group of Cos., Inc.	43,339	1,580,140
*	Iridium Communications, Inc.	17,980	1,075,923
	John Wiley & Sons, Inc., Class A	6,317	289,319
	John Wiley & Sons, Inc., Class B	312	14,177
*	Lee Enterprises, Inc.	1,083	24,638
*	Liberty Broadband Corp., Class A	1,324	118,657
*	Liberty Broadband Corp., Class C	7,951	713,841
*	Liberty Latin America Ltd., Class A	22,700	223,368
*	Liberty Latin America Ltd., Class C	44,802	441,300
#*	Liberty Media Corp.-Liberty Braves, Class A	363	12,752
*	Liberty Media Corp.-Liberty Braves, Class C	5,187	179,885
*	Liberty Media Corp.-Liberty Formula One, Class A	2,423	154,297
*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	1,009,183
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	215,205
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,550	465,465
#*	Lions Gate Entertainment Corp., Class A	42,895	341,873
*	Lions Gate Entertainment Corp., Class B	9,071	69,121

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Live Nation Entertainment, Inc.	8,075	$649,957
#	Lumen Technologies, Inc.	136,951	718,993
*	Madison Square Garden Entertainment Corp.	4,462	233,318
	Madison Square Garden Sports Corp.	2,119	385,319
*	Magnite, Inc.	3,400	41,072
	Marcus Corp.	1,500	22,710
*	Match Group, Inc.	9,505	514,411
*	Meta Platforms, Inc., Class A	109,068	16,247,860
*	Netflix, Inc.	5,098	1,803,978
	New York Times Co., Class A	14,947	520,753
	News Corp., Class A	33,436	677,413
	News Corp., Class B	15,297	312,671
	Nexstar Media Group, Inc.	6,119	1,252,988
	Omnicom Group, Inc.	20,901	1,797,277
*	Ooma, Inc.	2,349	33,755
	Paramount Global, Class A	1,096	29,208
#	Paramount Global, Class B	36,885	854,257
*	QuinStreet, Inc.	6,390	97,959
*	Reading International, Inc., Class A	4,944	17,106
#*	Roku, Inc.	399	22,943
	Scholastic Corp.	5,012	221,731
*	Sciplay Corp., Class A	1,500	25,485
	Shenandoah Telecommunications Co.	9,059	177,103
	Shutterstock, Inc.	4,844	364,608
#	Sinclair Broadcast Group, Inc., Class A	7,682	158,480
#	Sirius XM Holdings, Inc.	48,463	280,601
*	Snap, Inc., Class A	5,599	64,724
	Spok Holdings, Inc.	2,587	21,601
*	Take-Two Interactive Software, Inc.	8,076	914,446
*	TechTarget, Inc.	1,775	87,916
	TEGNA, Inc.	34,128	680,171
	Telephone & Data Systems, Inc.	17,703	236,689
*	Telesat Corp.	352	3,252
*	Thryv Holdings, Inc.	2,418	54,091
*	T-Mobile U.S., Inc.	22,150	3,307,217
*	Townsquare Media, Inc., Class A	1,300	9,737
*	Trade Desk, Inc., Class A	4,976	252,283
#*	Travelzoo	2,000	10,680
*	TripAdvisor, Inc.	9,219	214,803
*	U.S. Cellular Corp.	6,507	159,161
	Verizon Communications, Inc.	233,967	9,726,008
*	Walt Disney Co.	46,713	5,067,893
*	Warner Bros Discovery, Inc.	100,361	1,487,350
	Warner Music Group Corp., Class A	5,612	204,557
*	WideOpenWest, Inc.	6,024	69,216
#	World Wrestling Entertainment, Inc., Class A	5,446	460,841
*	Yelp, Inc.	9,440	297,454
*	Zedge, Inc., Class B	300	660
*	Ziff Davis, Inc.	7,345	657,231
TOTAL COMMUNICATION SERVICES			111,146,984
CONSUMER DISCRETIONARY — (12.7%)
#	Cheesecake Factory, Inc.	8,689	341,043
*	1-800-Flowers.com, Inc., Class A	5,186	51,704
*	2U, Inc.	6,939	59,884
	Aaron's Co., Inc.	4,332	63,464
*	Abercrombie & Fitch Co., Class A	10,546	305,412
#	Academy Sports & Outdoors, Inc.	9,579	559,605
#	Acushnet Holdings Corp.	10,245	481,003

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adient PLC	12,647	$569,368
	ADT, Inc.	49,467	434,815
*	Adtalem Global Education, Inc.	9,323	355,952
	Advance Auto Parts, Inc.	7,564	1,151,846
*	Amazon.com, Inc.	235,844	24,322,592
*	American Axle & Manufacturing Holdings, Inc.	8,637	76,610
	American Eagle Outfitters, Inc.	27,268	440,105
*	American Public Education, Inc.	1,104	13,369
#*	America's Car-Mart, Inc.	1,100	94,754
*	Aptiv PLC	9,357	1,058,183
	Aramark	25,829	1,150,165
	Ark Restaurants Corp.	120	2,232
	Arko Corp.	20,286	170,200
*	Asbury Automotive Group, Inc.	3,077	676,940
	Autoliv, Inc.	13,399	1,234,316
*	AutoNation, Inc.	9,748	1,235,267
*	AutoZone, Inc.	422	1,029,195
*	Barnes & Noble Education, Inc.	189	437
	Bassett Furniture Industries, Inc.	1,200	23,232
	Bath & Body Works, Inc.	5,861	269,665
*	Beazer Homes USA, Inc.	4,142	67,805
	Best Buy Co., Inc.	24,808	2,200,966
#	Big Lots, Inc.	6,301	103,084
	Bloomin' Brands, Inc.	15,290	370,782
*	Booking Holdings, Inc.	1,537	3,741,212
*	Boot Barn Holdings, Inc.	4,393	366,772
	BorgWarner, Inc.	28,072	1,327,244
*	Bright Horizons Family Solutions, Inc.	7,018	538,842
*	Brinker International, Inc.	8,152	321,678
	Brunswick Corp.	11,366	958,495
	Buckle, Inc.	7,967	350,548
*	Build-A-Bear Workshop, Inc.	1,000	24,560
*	Burlington Stores, Inc.	5,680	1,305,434
	Caleres, Inc.	5,590	145,452
	Camping World Holdings, Inc., Class A	4,673	118,741
*	Capri Holdings Ltd.	16,909	1,124,279
*	CarMax, Inc.	11,925	840,116
*	CarParts.com, Inc.	7,007	47,788
	Carriage Services, Inc.	2,352	76,252
*	Carrols Restaurant Group, Inc.	7,099	15,263
#	Carter's, Inc.	6,367	530,817
	Cato Corp., Class A	3,700	36,778
*	Cavco Industries, Inc.	1,219	324,376
	Century Communities, Inc.	5,591	342,169
*	Chegg, Inc.	11,830	245,591
*	Chico's FAS, Inc.	23,800	125,426
*	Children's Place, Inc.	1,931	87,609
*	Chipotle Mexican Grill, Inc.	811	1,335,214
	Choice Hotels International, Inc.	5,235	643,329
*	Citi Trends, Inc.	1,812	57,042
	Columbia Sportswear Co.	7,858	753,582
*	Conn's, Inc.	4,758	44,773
*	Container Store Group, Inc.	6,390	33,292
#	Cracker Barrel Old Country Store, Inc.	3,493	389,749
*	Crocs, Inc.	922	112,272
	Crown Crafts, Inc.	1,422	8,347
	Dana, Inc.	22,857	414,626
	Darden Restaurants, Inc.	9,906	1,465,791
*	Dave & Buster's Entertainment, Inc.	6,488	281,255

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	3,548	$1,516,699
*	Delta Apparel, Inc.	600	7,002
*	Denny's Corp.	5,995	72,060
	Designer Brands, Inc., Class A	8,359	86,181
	Dick's Sporting Goods, Inc.	10,157	1,328,129
	Dillard's, Inc., Class A	2,850	1,120,933
	Dine Brands Global, Inc.	1,571	121,454
	Dollar General Corp.	10,572	2,469,619
*	Dollar Tree, Inc.	15,811	2,374,496
	Domino's Pizza, Inc.	1,298	458,194
*	Dorman Products, Inc.	4,567	443,273
	DR Horton, Inc.	33,341	3,290,423
	eBay, Inc.	54,647	2,705,026
	El Pollo Loco Holdings, Inc.	4,262	52,295
#*	Envela Corp.	5,655	37,774
	Escalade, Inc.	1,450	18,009
#	Ethan Allen Interiors, Inc.	4,083	117,345
#*	Etsy, Inc.	7,486	1,029,924
*	Expedia Group, Inc.	1,890	216,027
*	Fiesta Restaurant Group, Inc.	1,467	12,440
*	Five Below, Inc.	6,717	1,324,122
	Flexsteel Industries, Inc.	1,153	22,207
#*	Floor & Decor Holdings, Inc., Class A	9,443	857,141
	Foot Locker, Inc.	15,240	663,092
	Ford Motor Co.	138,704	1,873,891
*	Fox Factory Holding Corp.	3,452	407,647
#	Franchise Group, Inc.	2,359	72,869
*	Frontdoor, Inc.	9,721	264,217
#*	Funko, Inc., Class A	5,921	71,644
	Gap, Inc.	36,000	488,520
	Garmin Ltd.	9,066	896,446
*	Garrett Motion, Inc.	2,775	22,200
	General Motors Co.	55,601	2,186,231
*	Genesco, Inc.	3,112	150,278
	Gentex Corp.	32,760	966,748
*	Gentherm, Inc.	4,760	354,287
	Genuine Parts Co.	12,964	2,175,618
*	G-III Apparel Group Ltd.	14,428	244,122
*	Good Times Restaurants, Inc.	4,704	13,500
*	Goodyear Tire & Rubber Co.	40,859	459,664
*	GoPro, Inc., Class A	8,423	51,801
	Graham Holdings Co., Class B	687	448,824
*	Grand Canyon Education, Inc.	6,048	704,955
*	Green Brick Partners, Inc.	5,861	182,863
	Group 1 Automotive, Inc.	3,118	666,784
	Guess?, Inc.	9,401	217,821
	H&R Block, Inc.	18,912	737,190
	Hamilton Beach Brands Holding Co., Class A	1,000	12,950
#	Hanesbrands, Inc.	53,728	453,464
	Harley-Davidson, Inc.	21,805	1,003,684
	Hasbro, Inc.	10,585	626,314
	Haverty Furniture Cos., Inc.	3,679	128,471
#*	Helen of Troy Ltd.	3,202	362,178
	Hibbett, Inc.	2,831	187,865
*	Hilton Grand Vacations, Inc.	5,485	259,770
	Hilton Worldwide Holdings, Inc.	5,579	809,457
	Home Depot, Inc.	33,626	10,900,540
	Hooker Furnishings Corp.	1,478	31,127
*	Hyatt Hotels Corp., Class A	4,105	447,938

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Installed Building Products, Inc.	4,932	$542,964
*	iRobot Corp.	1,136	51,120
	Jack in the Box, Inc.	1,903	144,590
	Jerash Holdings US, Inc.	1,557	6,726
	Johnson Outdoors, Inc., Class A	1,404	96,118
	KB Home	13,011	500,273
	Kohl's Corp.	20,192	653,615
#	Kontoor Brands, Inc.	7,419	354,331
*	Lakeland Industries, Inc.	1,000	14,480
*	Lands' End, Inc.	4,280	38,648
	Laureate Education, Inc.	25,916	284,558
	La-Z-Boy, Inc.	7,281	206,999
*	Lazydays Holdings, Inc.	1,319	17,398
	LCI Industries	3,843	431,261
	Lear Corp.	8,005	1,166,969
*	Legacy Housing Corp.	1,336	26,747
	Leggett & Platt, Inc.	18,744	685,281
	Lennar Corp., Class A	18,892	1,934,541
	Lennar Corp., Class B	1,637	141,371
#*	Leslie's, Inc.	18,171	281,469
#	Levi Strauss & Co., Class A	14,234	261,906
*	LGI Homes, Inc.	3,499	398,361
	Lifetime Brands, Inc.	3,105	24,871
*	Lincoln Educational Services Corp.	3,900	24,765
*	Liquidity Services, Inc.	3,459	51,850
	Lithia Motors, Inc.	4,185	1,101,492
*	Live Ventures, Inc.	401	13,674
	LKQ Corp.	14,452	852,090
*	LL Flooring Holdings, Inc.	2,267	13,738
#*	Lovesac Co.	1,664	42,831
	Lowe's Cos., Inc.	8,352	1,739,304
*	Lululemon Athletica, Inc.	3,469	1,064,567
*	M/I Homes, Inc.	696	41,621
	Macy's, Inc.	39,729	938,796
*	Malibu Boats, Inc., Class A	3,128	189,525
#	Marine Products Corp.	5,029	66,886
*	MarineMax, Inc.	3,867	120,844
	Marriott International, Inc., Class A	10,427	1,816,175
	Marriott Vacations Worldwide Corp.	5,421	867,577
*	MasterCraft Boat Holdings, Inc.	2,329	66,982
*	Mattel, Inc.	49,009	1,002,724
	McDonald's Corp.	9,488	2,537,091
	MDC Holdings, Inc.	11,761	444,095
*	Meritage Homes Corp.	5,126	552,019
*	Modine Manufacturing Co.	5,909	141,166
*	Mohawk Industries, Inc.	7,352	882,681
	Monro, Inc.	5,228	266,105
*	Motorcar Parts of America, Inc.	2,723	39,647
	Movado Group, Inc.	2,400	84,864
	Murphy USA, Inc.	4,289	1,166,737
	Nathan's Famous, Inc.	600	44,328
#*	National Vision Holdings, Inc.	9,847	404,712
*	Nautilus, Inc.	2,810	5,198
	NIKE, Inc., Class B	23,908	3,044,206
*	Noodles & Co.	2,751	17,304
#	Nordstrom, Inc.	25,298	494,323
*	NVR, Inc.	340	1,791,800
*	ODP Corp.	8,195	422,862
*	Ollie's Bargain Outlet Holdings, Inc.	7,765	425,211

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	OneSpaWorld Holdings Ltd.	6,538	$68,714
*	O'Reilly Automotive, Inc.	1,189	942,104
#	Oxford Industries, Inc.	2,746	321,886
#	Papa John's International, Inc.	3,244	290,954
	Patrick Industries, Inc.	3,766	267,273
	Penske Automotive Group, Inc.	9,878	1,262,606
*	Perdoceo Education Corp.	8,848	132,455
	PetMed Express, Inc.	3,666	78,746
*	Planet Fitness, Inc., Class A	5,527	467,861
*	Playa Hotels & Resorts NV	11,615	88,042
	Polaris, Inc.	8,800	1,010,592
	Pool Corp.	2,678	1,032,664
	PulteGroup, Inc.	31,502	1,792,149
	PVH Corp.	9,738	875,446
*	Qurate Retail, Inc., Class A	89,975	232,135
	Ralph Lauren Corp.	5,141	636,713
#*	Red Robin Gourmet Burgers, Inc.	900	8,046
	Rent-A-Center, Inc.	8,566	230,340
#*	Revolve Group, Inc.	4,150	118,441
#*	RH	2,772	864,836
	Rocky Brands, Inc.	402	12,655
	Ross Stores, Inc.	20,871	2,466,743
*	Royal Caribbean Cruises Ltd.	5,879	381,782
*	Sally Beauty Holdings, Inc.	24,091	375,338
*	SeaWorld Entertainment, Inc.	7,087	442,158
	Service Corp. International	23,706	1,757,800
*	Shake Shack, Inc., Class A	3,578	203,517
#	Shoe Carnival, Inc.	4,460	121,803
	Signet Jewelers Ltd.	8,025	616,400
#*	Six Flags Entertainment Corp.	4,787	128,531
*	Skechers USA, Inc., Class A	15,605	751,381
*	Skyline Champion Corp.	7,662	451,675
*	Sleep Number Corp.	1,758	60,440
	Sonic Automotive, Inc., Class A	4,084	219,352
*	Sonos, Inc.	13,705	252,720
*	Sportsman's Warehouse Holdings, Inc.	2,963	27,941
	Standard Motor Products, Inc.	3,872	156,661
	Starbucks Corp.	13,795	1,505,586
	Steven Madden Ltd.	10,477	375,600
*	Stoneridge, Inc.	5,645	139,206
	Strategic Education, Inc.	3,173	296,200
*	Strattec Security Corp.	200	4,982
*	Stride, Inc.	7,870	337,859
	Superior Group of Cos., Inc.	1,686	20,114
*	Sypris Solutions, Inc.	4,022	7,642
	Tapestry, Inc.	37,120	1,691,558
	Target Corp.	23,531	4,050,626
*	Taylor Morrison Home Corp.	19,866	711,203
	Tempur Sealy International, Inc.	20,657	841,773
*	Tesla, Inc.	22,699	3,931,921
	Texas Roadhouse, Inc.	9,493	953,382
#	Thor Industries, Inc.	7,247	690,856
*	Tilly's, Inc., Class A	1,998	17,702
	TJX Cos., Inc.	46,971	3,845,046
	Toll Brothers, Inc.	12,854	764,684
*	TopBuild Corp.	4,648	929,879
*	Topgolf Callaway Brands Corp.	23,600	577,964
	Tractor Supply Co.	9,106	2,076,077
	Travel & Leisure Co.	8,926	378,195

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TravelCenters of America, Inc.	1,298	$59,085
*	Tri Pointe Homes, Inc.	18,514	408,974
*	Ulta Beauty, Inc.	4,710	2,420,752
*	Under Armour, Inc., Class A	16,599	205,662
#*	Under Armour, Inc., Class C	22,263	242,667
*	Unifi, Inc.	2,302	19,682
*	Universal Electronics, Inc.	2,569	60,192
*	Urban Outfitters, Inc.	21,415	586,557
	Vail Resorts, Inc.	3,032	795,415
*	Vera Bradley, Inc.	4,815	28,649
	VF Corp.	30,297	937,389
*	Victoria's Secret & Co.	6,997	294,924
*	Visteon Corp.	3,476	543,438
*	VOXX International Corp.	2,097	22,113
	Wendy's Co.	29,829	665,187
	Weyco Group, Inc.	1,047	28,499
	Whirlpool Corp.	8,001	1,244,876
#	Williams-Sonoma, Inc.	9,135	1,232,677
#	Wingstop, Inc.	2,210	350,219
	Winmark Corp.	400	112,320
	Winnebago Industries, Inc.	5,225	332,728
	Wolverine World Wide, Inc.	11,074	178,624
	Wyndham Hotels & Resorts, Inc.	12,746	987,942
*	YETI Holdings, Inc.	8,499	380,415
	Yum! Brands, Inc.	9,474	1,236,452
*»††	Zagg, Inc.	4,298	387
*	Zumiez, Inc.	4,107	106,084
TOTAL CONSUMER DISCRETIONARY			194,497,703
CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	17,434	369,601
	Andersons, Inc.	5,770	212,221
	Archer-Daniels-Midland Co.	17,970	1,488,814
	B&G Foods, Inc.	10,036	140,705
*	BellRing Brands, Inc.	13,771	390,546
*	BJ's Wholesale Club Holdings, Inc.	14,696	1,065,019
	Bunge Ltd.	15,306	1,516,825
	Calavo Growers, Inc.	2,336	74,869
	Cal-Maine Foods, Inc.	6,197	354,592
	Campbell Soup Co.	29,812	1,548,137
	Casey's General Stores, Inc.	5,347	1,261,411
*	Central Garden & Pet Co.	1,889	79,225
*	Central Garden & Pet Co., Class A	8,180	324,173
*	Chefs' Warehouse, Inc.	5,711	218,332
	Clorox Co.	7,069	1,022,814
	Coca-Cola Co.	156,206	9,578,552
	Coca-Cola Consolidated, Inc.	1,454	736,858
	Coffee Holding Co., Inc.	2,117	5,292
	Colgate-Palmolive Co.	27,245	2,030,570
	Conagra Brands, Inc.	27,532	1,023,915
#††	Costa Communications, Inc.	99	438
	Costco Wholesale Corp.	16,560	8,464,478
*	Coty, Inc., Class A	62,020	617,719
*	Cyanotech Corp.	5,506	7,158
*	Darling Ingredients, Inc.	13,780	913,476
	Edgewell Personal Care Co.	9,078	389,083
*	elf Beauty, Inc.	7,804	449,120
	Energizer Holdings, Inc.	12,968	481,113
	Estee Lauder Cos., Inc., Class A	5,650	1,565,502

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Farmer Bros Co.	792	$3,865
	Flowers Foods, Inc.	27,084	749,956
	Fresh Del Monte Produce, Inc.	7,160	204,776
*	Fresh Market, Inc.	3,200	0
#*	Freshpet, Inc.	2,649	167,761
	General Mills, Inc.	22,611	1,771,798
*	Grocery Outlet Holding Corp.	10,828	329,063
*	Hain Celestial Group, Inc.	13,180	270,454
*	Herbalife Nutrition Ltd.	11,400	200,298
	Hormel Foods Corp.	23,828	1,079,647
*	Hostess Brands, Inc.	20,902	483,463
	Ingles Markets, Inc., Class A	2,804	266,380
	Ingredion, Inc.	8,097	832,372
	Inter Parfums, Inc.	4,043	477,963
	J M Smucker Co.	7,664	1,171,059
	J&J Snack Foods Corp.	2,427	347,789
	John B. Sanfilippo & Son, Inc.	1,772	149,752
	Kellogg Co.	33,501	2,297,499
	Keurig Dr Pepper, Inc.	20,925	738,234
	Kimberly-Clark Corp.	12,392	1,611,084
	Kraft Heinz Co.	25,598	1,037,487
	Kroger Co.	73,736	3,290,838
	Lamb Weston Holdings, Inc.	12,302	1,228,847
	Lancaster Colony Corp.	3,245	622,748
*	Lifecore Biomedical, Inc.	3,686	22,890
	Lifevantage Corp.	1,400	5,600
#*	Lifeway Foods, Inc.	2,012	10,784
	Limoneira Co.	1,403	18,421
	McCormick & Co., Inc.	11,409	857,044
	McCormick & Co., Inc.	180	13,396
	Medifast, Inc.	1,536	171,187
*	Monster Beverage Corp.	4,501	468,464
*	National Beverage Corp.	8,165	360,893
*	Natural Alternatives International, Inc.	920	8,059
	Natural Grocers by Vitamin Cottage, Inc.	2,161	21,459
*	Nature's Sunshine Products, Inc.	1,300	13,728
	Nu Skin Enterprises, Inc., Class A	6,801	291,627
#	Oil-Dri Corp. of America	877	31,826
	PepsiCo, Inc.	60,108	10,279,670
*	Pilgrim's Pride Corp.	17,841	433,179
*	Post Holdings, Inc.	9,291	882,180
	PriceSmart, Inc.	4,237	314,851
#	Reynolds Consumer Products, Inc.	8,010	238,458
	Seaboard Corp.	125	490,062
*	Seneca Foods Corp., Class A	1,000	62,500
*»	Seneca Foods Corp., Class B	301	19,321
*	Simply Good Foods Co.	13,307	483,044
	SpartanNash Co.	4,806	152,254
	Spectrum Brands Holdings, Inc.	8,871	602,163
*	Sprouts Farmers Market, Inc.	18,120	578,934
	Sysco Corp.	25,430	1,969,808
	Tootsie Roll Industries, Inc.	3,624	162,102
*	TreeHouse Foods, Inc.	9,400	455,242
	Tyson Foods, Inc., Class A	22,879	1,504,294
*	U.S. Foods Holding Corp.	25,461	970,828
*	United Natural Foods, Inc.	9,090	378,326
	United-Guardian, Inc.	3,800	43,662
*	USANA Health Sciences, Inc.	3,684	215,293
	Village Super Market, Inc., Class A	770	17,910

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Vital Farms, Inc.	1,229	$21,606
	Walgreens Boots Alliance, Inc.	39,466	1,454,717
	Walmart, Inc.	64,909	9,338,458
#	WD-40 Co.	1,807	315,394
	Weis Markets, Inc.	4,404	380,241
TOTAL CONSUMER STAPLES			89,723,566
ENERGY — (3.0%)
	Adams Resources & Energy, Inc.	99	4,752
*	Alto Ingredients, Inc.	10,500	35,595
	Archrock, Inc.	27,974	277,222
*	Ardmore Shipping Corp.	4,312	63,171
	Baker Hughes Co.	55,192	1,751,794
*	Bristow Group, Inc.	2,557	78,091
	Cactus, Inc., Class A	5,509	298,092
#*	Centrus Energy Corp., Class A	1,247	51,189
	ChampionX Corp.	32,410	1,070,178
	Cheniere Energy, Inc.	4,900	748,671
	Chord Energy Corp.	1,737	248,964
*	Clean Energy Fuels Corp.	31,215	176,677
#	Core Laboratories NV	7,242	185,395
	CVR Energy, Inc.	14,653	486,480
	Delek U.S. Holdings, Inc.	11,114	297,411
	DHT Holdings, Inc.	30,018	257,254
*	DMC Global, Inc.	2,624	59,670
	Dorian LPG Ltd.	8,692	172,536
*	Dril-Quip, Inc.	9,862	302,862
*	DT Midstream, Inc.	15,048	822,524
#*	Earthstone Energy, Inc., Class A	3,814	53,015
	EnLink Midstream LLC	65,505	833,224
	Epsilon Energy Ltd.	14,303	84,531
	Equitrans Midstream Corp.	59,063	428,207
	Evolution Petroleum Corp.	4,751	29,646
#*	Expro Group Holdings NV	10,374	195,965
*	Green Plains, Inc.	7,849	272,910
*	Gulf Island Fabrication, Inc.	11,379	55,757
	Halliburton Co.	45,658	1,882,023
*	Helix Energy Solutions Group, Inc.	21,367	169,440
	Helmerich & Payne, Inc.	17,160	831,230
	HF Sinclair Corp.	21,390	1,217,091
	International Seaways, Inc.	5,977	232,147
	Kinder Morgan, Inc.	68,812	1,259,260
*	Kosmos Energy Ltd.	16,435	130,001
	Liberty Energy, Inc.	28,911	457,661
	Marathon Petroleum Corp.	33,181	4,264,422
*	Mexco Energy Corp.	1,500	20,400
*	Nabors Industries Ltd.	971	172,391
#*	National Energy Services Reunited Corp.	3,800	28,728
*	Natural Gas Services Group, Inc.	200	2,290
*	NCS Multistage Holdings, Inc.	500	12,875
#	New Fortress Energy, Inc.	2,455	95,229
*	Newpark Resources, Inc.	5,878	26,686
*	NexTier Oilfield Solutions, Inc.	33,071	311,529
#	Nordic American Tankers Ltd.	15,905	48,351
	NOV, Inc.	44,272	1,082,008
	Occidental Petroleum Corp.	58,591	3,796,111
*	Oceaneering International, Inc.	27,344	583,794
*	Oil States International, Inc.	9,683	82,886
	ONEOK, Inc.	32,511	2,226,353

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Overseas Shipholding Group, Inc., Class A	7,143	$26,643
*	Par Pacific Holdings, Inc.	7,179	191,895
	Patterson-UTI Energy, Inc.	32,368	543,782
	PBF Energy, Inc., Class A	18,019	756,618
	Phillips 66	20,069	2,012,319
	PHX Minerals, Inc.	8,160	29,458
*	ProPetro Holding Corp.	28,107	279,665
*	REX American Resources Corp.	2,655	86,872
	RPC, Inc.	23,600	234,112
*	SandRidge Energy, Inc.	11,030	174,384
	Schlumberger Ltd.	55,317	3,151,963
	Select Energy Services, Inc., Class A	10,598	93,050
	SFL Corp. Ltd.	2,373	24,157
#*	SilverBow Resources, Inc.	1,600	42,032
	Sitio Royalties Corp., Class A	8,301	220,557
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	43,790
	Targa Resources Corp.	22,681	1,701,529
*	TechnipFMC PLC	63,942	888,154
*	Teekay Tankers Ltd., Class A	1,612	49,472
*	TETRA Technologies, Inc.	9,232	36,559
#	Texas Pacific Land Corp.	522	1,041,834
*	Tidewater, Inc.	4,303	186,750
#*	Transocean Ltd.	41,709	281,119
*	U.S. Silica Holdings, Inc.	10,515	128,704
*	Valaris Ltd.	3,794	275,596
	Valero Energy Corp.	24,720	3,461,542
*	Vitesse Energy, Inc.	2,865	45,725
*	Weatherford International PLC	6,899	392,415
	Williams Cos., Inc.	17,993	580,094
	World Fuel Services Corp.	9,771	276,519
TOTAL ENERGY			45,531,998
FINANCIALS — (16.7%)
	1st Source Corp.	4,346	213,780
	ACNB Corp.	303	11,923
	Affiliated Managers Group, Inc.	5,675	980,300
	Aflac, Inc.	23,560	1,731,660
	Alerus Financial Corp.	869	17,884
	Allstate Corp.	16,059	2,063,100
	Ally Financial, Inc.	39,028	1,268,020
	A-Mark Precious Metals, Inc.	2,390	92,015
*	Ambac Financial Group, Inc.	4,454	74,204
	Amerant Bancorp, Inc.	2,594	72,217
	American Equity Investment Life Holding Co.	15,947	759,875
	American Express Co.	32,460	5,678,228
	American Financial Group, Inc.	9,297	1,325,659
	American International Group, Inc.	30,107	1,903,365
	American National Bankshares, Inc.	1,300	44,993
	Ameriprise Financial, Inc.	9,857	3,451,133
	Ameris Bancorp	11,297	532,767
	AMERISAFE, Inc.	2,385	131,366
	AmeriServ Financial, Inc.	300	1,209
	Ames National Corp.	500	12,045
	Aon PLC, Class A	6,480	2,065,046
	Apollo Global Management, Inc.	12,785	904,922
*	Arch Capital Group Ltd.	21,896	1,409,008
	Ares Management Corp., Class A	4,818	399,846
	Argo Group International Holdings Ltd.	5,421	150,487
	Arrow Financial Corp.	2,507	82,505

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arthur J Gallagher & Co.	5,871	$1,149,072
	Artisan Partners Asset Management, Inc., Class A	9,113	335,541
*	AssetMark Financial Holdings, Inc.	4,542	120,545
	Associated Banc-Corp.	24,485	548,709
	Assurant, Inc.	5,558	736,935
	Assured Guaranty Ltd.	12,032	753,203
	Atlantic Union Bankshares Corp.	12,908	499,411
*	Atlanticus Holdings Corp.	1,700	55,250
	Axis Capital Holdings Ltd.	14,024	877,482
*	Axos Financial, Inc.	10,344	497,753
#	B. Riley Financial, Inc.	2,071	88,494
	Banc of California, Inc.	11,134	193,954
	BancFirst Corp.	5,329	458,987
*	Bancorp, Inc.	11,054	375,062
	Bank of America Corp.	191,203	6,783,882
#	Bank of Hawaii Corp.	6,432	491,984
	Bank of Marin Bancorp	2,687	81,873
	Bank of New York Mellon Corp.	41,860	2,116,860
	Bank of NT Butterfield & Son Ltd.	8,767	280,193
	Bank of South Carolina Corp.	502	8,248
	Bank OZK	20,654	943,268
	Bank7 Corp.	1,736	47,844
	BankFinancial Corp.	2,924	29,503
	BankUnited, Inc.	15,112	568,816
	Bankwell Financial Group, Inc.	700	20,699
	Banner Corp.	5,895	382,173
	Bar Harbor Bankshares	1,390	43,187
	BayCom Corp.	742	14,922
	BCB Bancorp, Inc.	2,723	48,987
	Berkshire Hills Bancorp, Inc.	7,333	227,690
	BGC Partners, Inc., Class A	49,135	213,737
	BlackRock, Inc.	4,454	3,381,521
	Blackstone, Inc.	23,745	2,278,570
	BOK Financial Corp.	7,615	765,308
	Bread Financial Holdings, Inc.	8,755	359,218
*	Bridgewater Bancshares, Inc.	3,552	55,269
*	Brighthouse Financial, Inc.	13,022	732,748
	BrightSphere Investment Group, Inc.	5,920	138,824
	Brookline Bancorp, Inc.	16,310	213,341
	Brown & Brown, Inc.	14,333	839,340
	Business First Bancshares, Inc.	1,865	38,680
	Byline Bancorp, Inc.	5,176	128,365
	C&F Financial Corp.	500	30,495
	Cadence Bank	25,145	643,209
#	Cambridge Bancorp	1,106	88,480
	Camden National Corp.	3,149	132,982
*	Cannae Holdings, Inc.	14,199	347,024
	Capital Bancorp, Inc.	758	16,297
	Capital City Bank Group, Inc.	2,300	74,681
	Capital One Financial Corp.	15,675	1,865,325
	Capitol Federal Financial, Inc.	25,612	214,372
	Capstar Financial Holdings, Inc.	2,712	47,216
	Cathay General Bancorp	13,592	597,504
	Cboe Global Markets, Inc.	7,361	904,520
	Central Pacific Financial Corp.	4,075	92,095
	Central Valley Community Bancorp	1,231	30,652
#	CF Bankshares, Inc.	840	17,153
	Charles Schwab Corp.	43,660	3,380,157
	Chemung Financial Corp.	400	20,816

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chubb Ltd.	11,212	$2,550,618
	Cincinnati Financial Corp.	8,325	941,974
	Citigroup, Inc.	53,779	2,808,339
	Citizens & Northern Corp.	1,891	44,741
	Citizens Community Bancorp, Inc.	816	10,127
	Citizens Financial Group, Inc.	34,726	1,504,330
#	Citizens Holding Co.	160	2,221
*	Citizens, Inc.	3,580	8,592
	City Holding Co.	2,529	239,724
	Civista Bancshares, Inc.	1,487	32,268
	CME Group, Inc.	6,383	1,127,621
	CNA Financial Corp.	4,431	193,014
	CNB Financial Corp.	2,238	53,981
*	Coastal Financial Corp.	1,129	51,561
	Codorus Valley Bancorp, Inc.	633	15,641
	Cohen & Steers, Inc.	6,215	456,616
*	Coinbase Global, Inc., Class A	1,360	79,533
	Colony Bankcorp, Inc.	838	10,802
#	Columbia Banking System, Inc.	13,319	411,690
*	Columbia Financial, Inc.	16,862	334,711
	Comerica, Inc.	13,460	986,753
	Commerce Bancshares, Inc.	14,099	938,429
	Community Bank System, Inc.	8,896	513,388
	Community Financial Corp.	300	12,108
	Community Trust Bancorp, Inc.	2,916	125,621
	Community West Bancshares	700	10,360
	ConnectOne Bancorp, Inc.	10,284	244,451
*	Consumer Portfolio Services, Inc.	4,008	40,280
	Cowen, Inc., Class A	4,405	171,266
	Crawford & Co., Class A	2,549	16,492
	Crawford & Co., Class B	3,450	21,183
#*	Credit Acceptance Corp.	2,294	1,061,296
*	CrossFirst Bankshares, Inc.	901	12,164
	Cullen/Frost Bankers, Inc.	6,459	841,479
#	Curo Group Holdings Corp.	3,807	15,380
*	Customers Bancorp, Inc.	5,789	175,812
	CVB Financial Corp.	23,736	574,886
	Diamond Hill Investment Group, Inc.	720	135,670
	Dime Community Bancshares, Inc.	7,879	234,952
	Discover Financial Services	27,795	3,244,510
	Donegal Group, Inc., Class A	3,167	48,075
*	Donnelley Financial Solutions, Inc.	7,548	344,264
	Eagle Bancorp Montana, Inc.	758	12,681
	Eagle Bancorp, Inc.	5,217	247,755
	East West Bancorp, Inc.	16,498	1,295,423
	Eastern Bankshares, Inc.	23,994	387,983
*	eHealth, Inc.	2,510	20,833
	Employers Holdings, Inc.	5,714	250,673
#*	Encore Capital Group, Inc.	7,140	397,841
*	Enova International, Inc.	6,877	313,935
*	Enstar Group Ltd.	3,348	811,220
	Enterprise Bancorp, Inc.	1,259	44,745
	Enterprise Financial Services Corp.	4,245	226,343
	Equitable Holdings, Inc.	46,606	1,494,654
	Equity Bancshares, Inc., Class A	2,425	72,386
	Erie Indemnity Co., Class A	3,615	883,325
	Esquire Financial Holdings, Inc.	1,120	52,125
	ESSA Bancorp, Inc.	1,600	32,800
	Essent Group Ltd.	16,067	707,430

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	622	$24,594
	Evercore, Inc., Class A	5,709	741,085
	Everest Re Group Ltd.	3,244	1,134,394
#*	EZCORP, Inc., Class A	8,301	75,622
	F&G Annuities & Life, Inc.	2,409	51,697
	FactSet Research Systems, Inc.	2,019	853,916
	Farmers & Merchants Bancorp, Inc.	978	27,824
	Farmers National Banc Corp.	4,026	57,894
	FB Financial Corp.	7,432	279,146
	Federal Agricultural Mortgage Corp., Class C	1,582	210,359
	Federated Hermes, Inc.	15,549	611,076
	Fidelity National Financial, Inc.	35,441	1,560,467
	Fifth Third Bancorp	41,404	1,502,551
	Financial Institutions, Inc.	2,921	72,178
	First American Financial Corp.	15,228	942,156
	First Bancorp	5,859	233,481
	First BanCorp	37,338	502,196
	First Bancorp, Inc.	1,481	43,926
	First Bancshares, Inc.	2,421	74,204
	First Bank	916	12,393
	First Busey Corp.	8,680	207,192
	First Business Financial Services, Inc.	989	35,406
	First Citizens BancShares, Inc., Class A	1,176	914,552
	First Commonwealth Financial Corp.	19,240	283,020
	First Community Bankshares, Inc.	3,590	116,711
	First Community Corp.	2,429	49,940
	First Financial Bancorp	16,417	415,843
	First Financial Bankshares, Inc.	13,383	476,702
	First Financial Corp.	2,421	108,751
	First Financial Northwest, Inc.	1,800	27,090
	First Foundation, Inc.	5,470	84,949
#	First Guaranty Bancshares, Inc.	1,579	34,596
	First Hawaiian, Inc.	21,301	584,499
	First Horizon Corp.	57,027	1,410,278
	First Internet Bancorp	1,237	32,521
	First Interstate BancSystem, Inc., Class A	13,679	490,803
	First Merchants Corp.	10,327	440,343
	First Mid Bancshares, Inc.	2,167	69,626
	First National Corp.	673	11,549
	First Northwest Bancorp	1,283	19,437
	First of Long Island Corp.	3,590	63,399
	First Republic Bank	9,313	1,312,015
	First Savings Financial Group, Inc.	516	10,258
	First U.S. Bancshares, Inc.	1,038	9,768
	First United Corp.	1,505	29,257
*	First Western Financial, Inc.	1,204	31,605
	FirstCash Holdings, Inc.	6,303	581,011
	Flushing Financial Corp.	5,263	100,997
	FNB Corp.	48,814	696,576
#	FNCB Bancorp, Inc.	1,605	13,129
	Franklin Financial Services Corp.	385	12,801
#	Franklin Resources, Inc.	25,298	789,298
	FS Bancorp, Inc.	850	30,558
	Fulton Financial Corp.	30,303	506,969
*	FVCBankcorp, Inc.	872	14,937
*	Genworth Financial, Inc., Class A	52,978	292,439
	German American Bancorp, Inc.	5,088	195,990
	Glacier Bancorp, Inc.	14,177	646,329
	Glen Burnie Bancorp	200	1,646

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Globe Life, Inc.	8,850	$1,069,523
	Goldman Sachs Group, Inc.	10,685	3,908,680
	Great Southern Bancorp, Inc.	2,505	146,392
*	Green Dot Corp., Class A	8,879	160,532
	Greene County Bancorp, Inc.	600	29,370
	Greenhill & Co., Inc.	4,627	63,945
	Guaranty Bancshares, Inc.	1,320	43,534
#	Hamilton Lane, Inc., Class A	1,912	148,868
	Hancock Whitney Corp.	13,378	688,699
	Hanmi Financial Corp.	3,343	77,858
	Hanover Insurance Group, Inc.	5,119	688,915
	HarborOne Bancorp, Inc.	7,463	101,795
	Hartford Financial Services Group, Inc.	30,878	2,396,442
	Hawthorn Bancshares, Inc.	898	21,624
	HBT Financial, Inc.	1,046	21,935
#	HCI Group, Inc.	1,645	82,595
	Heartland Financial USA, Inc.	5,901	291,922
#	Hennessy Advisors, Inc.	1,107	10,705
	Heritage Commerce Corp.	8,432	102,196
	Heritage Financial Corp.	5,691	162,364
*	Heritage Global, Inc.	5,352	14,129
	Hilltop Holdings, Inc.	12,037	393,610
#	Hingham Institution For Savings	155	45,313
	HMN Financial, Inc.	237	5,174
	Home Bancorp, Inc.	1,154	44,314
	Home BancShares, Inc.	28,230	673,850
	Home Federal Bancorp Inc of Louisiana	261	4,813
	HomeStreet, Inc.	4,364	120,315
	HomeTrust Bancshares, Inc.	3,038	82,026
	Hope Bancorp, Inc.	30,558	393,893
	Horace Mann Educators Corp.	6,832	243,288
	Horizon Bancorp, Inc.	6,336	99,095
	Houlihan Lokey, Inc.	6,025	596,897
	Huntington Bancshares, Inc.	77,225	1,171,503
	Independent Bank Corp.	7,768	619,032
	Independent Bank Corp.	4,359	96,639
	Independent Bank Group, Inc.	7,108	435,720
	Interactive Brokers Group, Inc., Class A	2,320	185,461
	Intercontinental Exchange, Inc.	9,776	1,051,409
	International Bancshares Corp.	10,585	496,119
	Invesco Ltd.	44,073	815,791
	Investar Holding Corp.	501	10,446
	Investors Title Co.	166	26,892
	James River Group Holdings Ltd.	8,719	197,573
	Janus Henderson Group PLC	18,606	482,268
	Jefferies Financial Group, Inc.	24,349	956,429
	JPMorgan Chase & Co.	112,899	15,801,344
	Kearny Financial Corp.	12,045	112,982
	Kemper Corp.	9,402	552,179
	Kentucky First Federal Bancorp	27	184
	KeyCorp	66,726	1,280,472
	Kinsale Capital Group, Inc.	1,819	506,482
	KKR & Co., Inc.	15,755	879,287
	Lake Shore Bancorp, Inc.	170	2,140
	Lakeland Bancorp, Inc.	7,976	153,698
	Lakeland Financial Corp.	3,857	272,728
	Landmark Bancorp, Inc.	661	14,754
	LCNB Corp.	700	12,775
*	LendingClub Corp.	11,178	108,315

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lincoln National Corp.	16,091	$570,104
	Live Oak Bancshares, Inc.	5,676	194,289
	Loews Corp.	14,070	865,024
	LPL Financial Holdings, Inc.	9,125	2,163,720
	Luther Burbank Corp.	5,459	64,089
	M&T Bank Corp.	11,759	1,834,404
	Macatawa Bank Corp.	4,300	47,386
*	Maiden Holdings Ltd.	26,100	61,857
	MainStreet Bancshares, Inc.	550	15,785
*	Markel Corp.	744	1,048,281
#	MarketAxess Holdings, Inc.	2,218	807,019
	Marsh & McLennan Cos., Inc.	20,254	3,542,627
*	MBIA, Inc.	10,125	131,726
	Mercantile Bank Corp.	2,926	100,450
	Merchants Bancorp	3,993	114,879
	Mercury General Corp.	9,344	333,861
	Meridian Corp.	1,100	35,035
	MetLife, Inc.	17,205	1,256,309
*	Metropolitan Bank Holding Corp.	506	30,046
	MGIC Investment Corp.	47,115	665,264
	Mid Penn Bancorp, Inc.	405	12,745
	Middlefield Banc Corp.	507	13,790
	Midland States Bancorp, Inc.	3,115	79,370
	MidWestOne Financial Group, Inc.	1,517	47,255
#	Moelis & Co., Class A	9,393	439,123
	Moody's Corp.	6,232	2,011,378
	Morgan Stanley	50,042	4,870,588
	Morningstar, Inc.	3,286	798,104
*	Mr Cooper Group, Inc.	14,074	647,263
	MSCI, Inc.	1,349	717,074
	MVB Financial Corp.	1,500	33,120
	Nasdaq, Inc.	26,124	1,572,404
	National Bank Holdings Corp., Class A	5,328	225,001
	National Bankshares, Inc.	518	21,010
	National Western Life Group, Inc., Class A	548	151,686
	Navient Corp.	26,284	498,607
	NBT Bancorp, Inc.	7,509	295,179
	Nelnet, Inc., Class A	4,287	409,366
	New York Community Bancorp, Inc.	152,644	1,524,914
*	NI Holdings, Inc.	1,752	23,214
*	Nicholas Financial, Inc.	801	5,367
*	Nicolet Bankshares, Inc.	1,540	112,251
*	NMI Holdings, Inc., Class A	9,763	226,795
	Northeast Bank	772	36,438
	Northern Trust Corp.	14,815	1,436,611
	Northfield Bancorp, Inc.	8,607	128,675
	Northrim BanCorp, Inc.	900	48,177
	Northwest Bancshares, Inc.	19,009	268,787
#	Oak Valley Bancorp	1,680	42,538
	OceanFirst Financial Corp.	14,139	338,205
*	Ocwen Financial Corp.	1,900	68,400
	OFG Bancorp	9,654	273,305
	Old National Bancorp	39,986	699,755
	Old Republic International Corp.	33,486	883,696
	Old Second Bancorp, Inc.	4,090	69,489
	OneMain Holdings, Inc.	19,132	825,354
	OP Bancorp	1,874	21,251
	Oppenheimer Holdings, Inc., Class A	2,756	131,213
*	OptimumBank Holdings, Inc.	2,800	11,564

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Origin Bancorp, Inc.	3,105	$116,438
	Orrstown Financial Services, Inc.	909	22,498
	Pacific Premier Bancorp, Inc.	15,229	492,506
	PacWest Bancorp	17,440	482,390
*	Palomar Holdings, Inc.	1,945	99,409
	Park National Corp.	2,477	310,244
	Parke Bancorp, Inc.	1,446	29,939
	Pathfinder Bancorp, Inc.	1	19
	Pathward Financial, Inc.	5,963	295,884
	PCB Bancorp	783	14,540
	Peapack-Gladstone Financial Corp.	2,762	102,443
	Penns Woods Bancorp, Inc.	1,243	33,300
	PennyMac Financial Services, Inc.	4,483	302,244
	Peoples Bancorp of North Carolina, Inc.	800	26,560
	Peoples Bancorp, Inc.	3,634	107,821
	Peoples Financial Services Corp.	400	20,392
	Pinnacle Financial Partners, Inc.	7,549	594,333
	Piper Sandler Cos.	2,600	369,460
	PJT Partners, Inc., Class A	1,970	157,659
	Plumas Bancorp	618	25,332
	PNC Financial Services Group, Inc.	11,775	1,947,938
*	Ponce Financial Group, Inc.	1,534	13,959
	Popular, Inc.	8,710	597,854
*	PRA Group, Inc.	7,470	300,593
	Preferred Bank	2,495	177,469
	Premier Financial Corp.	6,036	151,021
	Primerica, Inc.	6,170	997,998
	Primis Financial Corp.	3,254	38,527
*	Princeton Bancorp, Inc.	613	21,050
	Principal Financial Group, Inc.	18,083	1,673,582
	ProAssurance Corp.	7,670	148,721
*	PROG Holdings, Inc.	10,680	238,057
	Progressive Corp.	7,787	1,061,757
	Prosperity Bancshares, Inc.	9,903	751,242
	Provident Bancorp, Inc.	1,022	9,218
	Provident Financial Holdings, Inc.	1,300	18,473
	Provident Financial Services, Inc.	12,942	303,619
	Prudential Financial, Inc.	19,433	2,039,299
	QCR Holdings, Inc.	2,265	119,048
	Radian Group, Inc.	23,625	522,113
	Raymond James Financial, Inc.	15,895	1,792,479
	RBB Bancorp	2,116	42,616
	Red River Bancshares, Inc.	800	40,720
	Regional Management Corp.	1,515	52,252
	Regions Financial Corp.	66,871	1,574,143
	Reinsurance Group of America, Inc.	6,270	951,598
	RenaissanceRe Holdings Ltd.	4,050	792,545
	Renasant Corp.	12,706	452,079
	Republic Bancorp, Inc., Class A	3,438	154,641
#*	Republic First Bancorp, Inc.	1,200	2,640
#*	Rhinebeck Bancorp, Inc.	1,100	10,362
	Richmond Mutual BanCorp, Inc.	807	10,507
	Riverview Bancorp, Inc.	100	734
	RLI Corp.	5,286	700,131
	S&P Global, Inc.	6,375	2,390,243
	S&T Bancorp, Inc.	5,166	187,939
	Safety Insurance Group, Inc.	2,330	196,629
	Salisbury Bancorp, Inc.	1,018	28,535
	Sandy Spring Bancorp, Inc.	6,720	227,136

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	1,000	$16,340
#	Seacoast Banking Corp. of Florida	7,469	239,830
*	Security National Financial Corp., Class A	3,274	23,606
	SEI Investments Co.	18,772	1,171,936
	Selective Insurance Group, Inc.	9,031	857,945
	ServisFirst Bancshares, Inc.	7,036	479,714
	Shore Bancshares, Inc.	2,094	36,603
	Sierra Bancorp	1,944	40,941
	Signature Bank	3,292	424,503
	Silvercrest Asset Management Group, Inc., Class A	800	15,120
	Simmons First National Corp., Class A	24,027	536,042
	SLM Corp.	46,992	825,649
	SmartFinancial, Inc.	641	17,288
	Sound Financial Bancorp, Inc.	600	23,910
	South Plains Financial, Inc.	760	21,356
*	Southern First Bancshares, Inc.	700	29,463
	Southern Missouri Bancorp, Inc.	1,213	58,733
	Southside Bancshares, Inc.	5,693	215,651
	SouthState Corp.	11,643	926,783
	State Street Corp.	19,560	1,786,415
	Stellar Bancorp, Inc.	8,225	231,205
*	Sterling Bancorp, Inc.	3,844	23,410
	Stewart Information Services Corp.	3,962	189,265
	Stifel Financial Corp.	11,171	753,037
	Stock Yards Bancorp, Inc.	3,589	215,196
*	StoneX Group, Inc.	3,467	304,680
	Summit Financial Group, Inc.	1,249	32,412
	Summit State Bank	441	7,007
*	SVB Financial Group	4,213	1,274,180
*	SWK Holdings Corp.	730	13,768
	Synchrony Financial	54,136	1,988,415
	Synovus Financial Corp.	16,274	682,694
#	T Rowe Price Group, Inc.	15,493	1,804,470
	Territorial Bancorp, Inc.	1,300	31,226
*	Texas Capital Bancshares, Inc.	7,060	466,454
	TFS Financial Corp.	20,144	287,052
	Timberland Bancorp, Inc.	500	16,650
	Tiptree, Inc.	5,339	80,138
	Tompkins Financial Corp.	2,533	190,811
	Towne Bank	12,538	382,033
	Tradeweb Markets, Inc., Class A	4,604	343,182
	Travelers Cos., Inc.	16,106	3,078,179
	TriCo Bancshares	5,202	262,961
*	Triumph Financial, Inc.	3,989	222,307
	Truist Financial Corp.	35,383	1,747,566
#*	Trupanion, Inc.	643	37,950
	TrustCo Bank Corp. NY	2,732	98,106
	Trustmark Corp.	10,221	297,636
	U.S. Bancorp	53,648	2,671,670
	UMB Financial Corp.	7,738	697,890
	Umpqua Holdings Corp.	36,936	672,235
	Union Bankshares, Inc.	320	8,419
	United Bancorp, Inc.	685	9,898
	United Bancshares, Inc.	436	8,676
	United Bankshares, Inc.	20,661	830,572
	United Community Banks, Inc.	14,610	475,409
	United Fire Group, Inc.	3,989	125,614
	United Security Bancshares	402	3,176
	Unity Bancorp, Inc.	471	12,467

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Universal Insurance Holdings, Inc.	4,600	$58,604
	Univest Financial Corp.	4,401	119,487
	Unum Group	32,096	1,348,995
	Valley National Bancorp	62,469	742,132
	Value Line, Inc.	213	11,014
	Veritex Holdings, Inc.	5,016	141,200
	Victory Capital Holdings, Inc., Class A	3,797	112,543
	Virtu Financial, Inc., Class A	15,467	298,668
	Virtus Investment Partners, Inc.	1,153	247,757
#	Voya Financial, Inc.	14,962	1,043,899
	W R Berkley Corp.	18,738	1,314,283
	Walker & Dunlop, Inc.	5,376	512,763
	Washington Federal, Inc.	11,219	397,826
	Washington Trust Bancorp, Inc.	2,152	92,041
	Waterstone Financial, Inc.	4,026	64,819
	Webster Financial Corp.	25,592	1,347,419
	Wells Fargo & Co.	116,492	5,459,980
	WesBanco, Inc.	10,190	378,762
	West BanCorp, Inc.	1,799	39,398
	Westamerica BanCorp	3,633	201,849
	Western Alliance Bancorp	11,308	852,284
	Western New England Bancorp, Inc.	3,241	31,600
	Westwood Holdings Group, Inc.	850	10,991
	White Mountains Insurance Group Ltd.	520	794,539
	Willis Towers Watson PLC	6,227	1,582,841
	Wintrust Financial Corp.	8,704	796,155
#	WisdomTree, Inc.	11,022	63,487
#*	World Acceptance Corp.	1,196	114,481
	WSFS Financial Corp.	11,262	544,067
	Zions Bancorp NA	17,858	949,331
TOTAL FINANCIALS			255,289,394
HEALTH CARE — (6.3%)
*	Acadia Healthcare Co., Inc.	13,377	1,123,936
#*	Accuray, Inc.	19,974	50,334
††	Achillion Pharmaceuticals, Inc.	21,184	30,293
*	Adaptive Biotechnologies Corp.	5,688	52,728
*	Addus HomeCare Corp.	1,934	207,944
#*	Agiliti, Inc.	5,742	105,940
*	Agios Pharmaceuticals, Inc.	6,293	185,518
*	Albireo Pharma, Inc.	2,691	120,180
*	Aldeyra Therapeutics, Inc.	4,658	27,482
*	Align Technology, Inc.	1,158	312,347
*	Alkermes PLC	19,063	545,964
*	Alnylam Pharmaceuticals, Inc.	868	196,515
*	Amedisys, Inc.	3,620	349,909
*	American Shared Hospital Services	2,300	7,406
	AmerisourceBergen Corp.	10,494	1,773,066
*	AMN Healthcare Services, Inc.	7,401	709,312
*	AnaptysBio, Inc.	3,897	96,996
*	AngioDynamics, Inc.	5,619	73,159
*	Anika Therapeutics, Inc.	2,097	65,028
#*	Apollo Medical Holdings, Inc.	3,952	140,849
*	Arcturus Therapeutics Holdings, Inc.	1,000	21,130
*	Arcus Biosciences, Inc.	5,146	111,308
*	Artivion, Inc.	4,483	58,458
*	AtriCure, Inc.	8,011	346,716
	Atrion Corp.	237	162,890
*	Avanos Medical, Inc.	8,252	252,841

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	44,051	$1,052,819
#*	Avid Bioservices, Inc.	4,868	77,060
#*	Avidity Biosciences, Inc.	4,972	117,836
*	AxoGen, Inc.	4,163	39,424
*	Axonics, Inc.	3,199	196,419
#	Azenta, Inc.	3,718	207,836
	Baxter International, Inc.	23,553	1,076,137
*	BioMarin Pharmaceutical, Inc.	8,192	944,947
#*	Bioxcel Therapeutics, Inc.	4,147	118,272
*	Boston Scientific Corp.	23,418	1,083,083
*	Brookdale Senior Living, Inc.	46,355	133,502
	Bruker Corp.	17,862	1,252,483
#*	Cara Therapeutics, Inc.	4,660	54,429
	Cardinal Health, Inc.	33,022	2,550,949
*	Cardiovascular Systems, Inc.	2,100	29,274
#*	CareDx, Inc.	1,304	19,482
*	Catalyst Pharmaceuticals, Inc.	11,568	179,188
*	Celldex Therapeutics, Inc.	2,661	117,244
*	Certara, Inc.	2,103	40,798
	Chemed Corp.	1,762	890,057
*	Chinook Therapeutics, Inc.	7,288	184,168
	Cigna Corp.	12,230	3,872,874
*	Codexis, Inc.	3,003	18,468
*	Collegium Pharmaceutical, Inc.	5,115	143,629
*	Computer Programs & Systems, Inc.	2,070	60,817
*	Concert Pharmaceuticals, Inc.	5,000	41,700
#	CONMED Corp.	3,322	318,115
	Contra Abiomed, Inc.	1,121	1,143
*	CorVel Corp.	2,976	530,204
*	Crinetics Pharmaceuticals, Inc.	3,887	76,224
#*	CRISPR Therapeutics AG	5,835	297,702
*	Cross Country Healthcare, Inc.	7,273	201,826
*	Cue Biopharma, Inc.	5,843	19,983
*	Cutera, Inc.	1,041	36,258
	CVS Health Corp.	50,222	4,430,585
*	Cymabay Therapeutics, Inc.	3,800	31,882
*	DaVita, Inc.	13,346	1,099,577
*	Deciphera Pharmaceuticals, Inc.	7,751	131,845
*	Denali Therapeutics, Inc.	12,877	389,787
	DENTSPLY SIRONA, Inc.	18,271	672,921
*	DexCom, Inc.	1,912	204,756
*	Edwards Lifesciences Corp.	6,093	467,333
*	Elanco Animal Health, Inc.	50,192	689,136
*	Electromed, Inc.	2,532	27,320
	Elevance Health, Inc.	7,087	3,543,429
*	Emergent BioSolutions, Inc.	6,778	89,402
*	Enanta Pharmaceuticals, Inc.	1,946	103,877
	Encompass Health Corp.	13,306	830,960
*	Enhabit, Inc.	6,653	102,190
*	Enovis Corp.	5,384	338,923
	Ensign Group, Inc.	8,218	766,329
*	Envista Holdings Corp.	17,238	672,110
*	Evolent Health, Inc., Class A	12,175	392,279
*	Exact Sciences Corp.	10,351	698,900
*	Exelixis, Inc.	29,289	516,072
#*	EyePoint Pharmaceuticals, Inc.	1,450	6,757
*	Fate Therapeutics, Inc.	2,783	16,587
*	FONAR Corp.	1,170	21,095
#*	G1 Therapeutics, Inc.	3,000	23,940

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Glaukos Corp.	3,419	$167,702
*	Globus Medical, Inc., Class A	6,798	513,249
*	Haemonetics Corp.	5,420	458,532
*	Halozyme Therapeutics, Inc.	14,647	758,275
#*	Harmony Biosciences Holdings, Inc.	5,745	276,737
*	Harrow Health, Inc.	3,630	54,523
*	HealthEquity, Inc.	7,754	471,831
*	HealthStream, Inc.	4,637	112,123
*	Henry Schein, Inc.	12,214	1,052,236
*	Heska Corp.	2,344	209,647
*	Hologic, Inc.	24,023	1,954,752
*	Horizon Therapeutics PLC	11,862	1,301,499
	Humana, Inc.	3,755	1,921,433
*	Ideaya Biosciences, Inc.	1,500	25,545
*	IDEXX Laboratories, Inc.	5,010	2,407,305
*	ImmuCell Corp.	1,406	10,418
*	ImmunoGen, Inc.	12,882	59,257
*	Immunovant, Inc.	10,500	186,585
*	Incyte Corp.	7,236	616,073
*	InfuSystem Holdings, Inc.	1,421	14,238
*	Innoviva, Inc.	12,963	163,982
*	Inogen, Inc.	2,871	66,980
*	Insulet Corp.	490	140,787
*	Integer Holdings Corp.	5,238	344,713
*	Integra LifeSciences Holdings Corp.	13,335	764,096
*	Intellia Therapeutics, Inc.	4,713	200,020
*	Intra-Cellular Therapies, Inc.	4,900	234,808
*	Intuitive Surgical, Inc.	3,105	762,867
*	Ionis Pharmaceuticals, Inc.	1,849	73,720
*	Iovance Biotherapeutics, Inc.	11,732	93,387
*	IQVIA Holdings, Inc.	12,502	2,868,084
	iRadimed Corp.	1,040	38,896
*	IVERIC bio, Inc.	5,889	136,036
*	KalVista Pharmaceuticals, Inc.	491	3,908
*	Kezar Life Sciences, Inc.	2,628	18,843
*	Kodiak Sciences, Inc.	2,554	20,636
*	Krystal Biotech, Inc.	3,235	268,893
*	Kura Oncology, Inc.	7,291	100,762
#*	Kymera Therapeutics, Inc.	3,161	118,158
	Laboratory Corp. of America Holdings	6,933	1,747,948
*	Lantheus Holdings, Inc.	9,983	574,023
#	LeMaitre Vascular, Inc.	1,973	93,086
*	LENSAR, Inc.	1,586	4,663
*	Lexicon Pharmaceuticals, Inc.	2,300	5,152
*	LHC Group, Inc.	3,495	554,307
*	Ligand Pharmaceuticals, Inc.	2,579	179,756
*	LivaNova PLC	7,169	402,898
*	MacroGenics, Inc.	6,582	37,978
*	Masimo Corp.	2,518	428,261
	McKesson Corp.	2,859	1,082,646
*	Medpace Holdings, Inc.	4,237	936,674
	Medtronic PLC	27,673	2,315,953
*	Meridian Bioscience, Inc.	7,966	270,844
*	Merit Medical Systems, Inc.	7,916	564,807
#	Mesa Laboratories, Inc.	572	111,277
*	Mettler-Toledo International, Inc.	1,153	1,767,457
*	Mirati Therapeutics, Inc.	4,065	217,112
*	ModivCare, Inc.	2,214	237,474
*	Molina Healthcare, Inc.	5,019	1,565,075

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Morphic Holding, Inc.	1,383	$45,266
*	Myriad Genetics, Inc.	11,062	218,143
	National HealthCare Corp.	2,673	159,150
	National Research Corp.	2,585	119,996
#*	Nektar Therapeutics	22,397	60,920
*	Neogen Corp.	23,973	513,262
*	NeoGenomics, Inc.	9,155	108,761
*	Neurocrine Biosciences, Inc.	3,855	427,635
*	NextGen Healthcare, Inc.	7,770	147,785
#*	Novocure Ltd.	944	86,074
*	Nurix Therapeutics, Inc.	1,800	22,122
*	NuVasive, Inc.	6,860	312,816
*	OmniAb, Inc.	12,637	52,317
*	OmniAb, Inc.	977	0
*	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	171,513
*	Opiant Pharmaceuticals, Inc.	1,079	21,774
#*	OptimizeRx Corp.	1,147	20,589
*	Option Care Health, Inc.	19,327	557,970
*	OraSure Technologies, Inc.	4,389	24,491
*	Orthofix Medical, Inc.	2,977	64,393
*	OrthoPediatrics Corp.	1,483	69,894
	Owens & Minor, Inc.	10,446	206,204
*	Pacira BioSciences, Inc.	4,956	194,622
	Patterson Cos., Inc.	11,256	339,819
*††	PDL BioPharma, Inc.	20,904	51,215
*	Pediatrix Medical Group, Inc.	21,100	323,885
*	Pennant Group, Inc.	4,190	54,219
#*	Penumbra, Inc.	1,029	257,672
*	PetIQ, Inc.	7,117	84,265
	Phibro Animal Health Corp., Class A	2,218	34,157
	Premier, Inc., Class A	16,422	547,838
*	Prestige Consumer Healthcare, Inc.	8,493	558,500
*††	Progenic Pharmaceuticals, Inc.	4,762	5,476
*	Protagonist Therapeutics, Inc.	3,345	44,455
*	Prothena Corp. PLC	5,425	306,784
	Psychemedics Corp.	2,234	12,510
	Quest Diagnostics, Inc.	11,361	1,686,881
*	QuidelOrtho Corp.	1,019	87,237
*	RadNet, Inc.	5,706	120,111
#*	RAPT Therapeutics, Inc.	2,000	58,100
*	Relay Therapeutics, Inc.	9,289	199,342
#*	Repligen Corp.	2,792	517,358
*	Replimune Group, Inc.	5,009	139,501
	ResMed, Inc.	6,517	1,488,287
*	Rocket Pharmaceuticals, Inc.	5,094	110,693
	Royalty Pharma PLC, Class A	14,326	561,436
*	Sage Therapeutics, Inc.	6,201	274,952
#*	Scholar Rock Holding Corp.	800	9,680
*	Schrodinger, Inc.	7,186	173,757
*	Seagen, Inc.	3,503	488,598
	Select Medical Holdings Corp.	20,803	604,743
	SIGA Technologies, Inc.	9,731	71,328
*	Sotera Health Co.	6,922	119,335
#*	STAAR Surgical Co.	1,031	72,737
	STERIS PLC	5,494	1,134,566
*»††	Strongbridge LLC	6,381	2,270
	Stryker Corp.	5,471	1,388,595
*	Surmodics, Inc.	898	25,243

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Syndax Pharmaceuticals, Inc.	4,162	$119,449
*	Syneos Health, Inc.	10,861	390,127
*	Teladoc Health, Inc.	343	10,084
	Teleflex, Inc.	2,840	691,313
*	TransMedics Group, Inc.	2,292	144,442
*	Twist Bioscience Corp.	6,259	179,571
	U.S. Physical Therapy, Inc.	1,390	137,819
*	UFP Technologies, Inc.	1,356	154,218
*	United Therapeutics Corp.	4,230	1,113,209
	Utah Medical Products, Inc.	296	27,270
*	Vanda Pharmaceuticals, Inc.	15,950	122,496
*	Varex Imaging Corp.	5,401	116,067
*	Veeva Systems, Inc., Class A	1,167	199,032
*	Veracyte, Inc.	1,148	28,849
*	Veradigm, Inc.	23,232	416,085
*	Vericel Corp.	2,712	74,499
*	Waters Corp.	3,599	1,182,559
	West Pharmaceutical Services, Inc.	2,890	767,584
*	Xencor, Inc.	6,719	221,189
*	Xenon Pharmaceuticals, Inc.	6,797	265,695
*	Y-mAbs Therapeutics, Inc.	2,415	10,843
	Zimmer Biomet Holdings, Inc.	9,586	1,220,681
#*	Zimvie, Inc.	958	9,398
	Zoetis, Inc.	12,869	2,129,691
#*»††	Zogenix, Inc.	5,473	3,722
TOTAL HEALTH CARE			96,766,652
INDUSTRIALS — (14.8%)
#*	3D Systems Corp.	9,463	102,768
	3M Co.	23,704	2,727,856
	AAON, Inc.	5,947	453,875
*	AAR Corp.	5,387	277,107
	ABM Industries, Inc.	11,937	559,965
	ACCO Brands Corp.	18,062	114,694
	Acme United Corp.	700	16,520
	Acuity Brands, Inc.	3,901	735,417
	Advanced Drainage Systems, Inc.	8,712	878,518
	AECOM	10,587	923,927
	AGCO Corp.	11,396	1,574,129
	Air Lease Corp.	25,058	1,126,858
*	Air T, Inc.	601	14,785
*	Air Transport Services Group, Inc.	10,890	308,296
	Alamo Group, Inc.	1,643	257,080
*	Alaska Air Group, Inc.	13,866	711,880
	Albany International Corp., Class A	4,589	514,656
*	Allegiant Travel Co.	2,402	206,644
	Allegion PLC	9,295	1,092,627
	Allied Motion Technologies, Inc.	2,437	99,040
	Allison Transmission Holdings, Inc.	16,872	760,590
	Altra Industrial Motion Corp.	10,745	656,197
*	Ameresco, Inc., Class A	2,313	149,119
*	American Airlines Group, Inc.	24,435	394,381
*	American Superconductor Corp.	80	434
*	American Woodmark Corp.	2,938	168,318
	AMETEK, Inc.	11,753	1,703,245
	AO Smith Corp.	17,385	1,176,965
*	API Group Corp.	2,054	45,681
	Apogee Enterprises, Inc.	3,734	174,901
	Applied Industrial Technologies, Inc.	5,339	764,598

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ARC Document Solutions, Inc.	25,800	$90,042
	ArcBest Corp.	4,841	403,981
	Arcosa, Inc.	8,034	476,175
	Argan, Inc.	2,682	104,571
	Armstrong World Industries, Inc.	7,394	572,370
*	Art's-Way Manufacturing Co., Inc.	3,212	8,014
*	ASGN, Inc.	5,295	481,580
	Astec Industries, Inc.	4,397	194,084
*	Astronics Corp.	3,705	55,019
*	Astronics Corp., Class B	835	12,316
*	Atkore, Inc.	6,451	840,243
#*	Atlas Air Worldwide Holdings, Inc.	4,683	478,649
*	Avis Budget Group, Inc.	2,398	479,696
*	AZEK Co., Inc.	12,259	295,810
	AZZ, Inc.	3,732	158,535
	Barnes Group, Inc.	8,640	382,406
	Barrett Business Services, Inc.	1,545	153,542
*	Beacon Roofing Supply, Inc.	11,328	644,337
	BGSF, Inc.	894	12,945
#*	Blue Bird Corp.	3,546	51,417
*	BlueLinx Holdings, Inc.	800	69,456
	Boise Cascade Co.	6,896	516,993
	Booz Allen Hamilton Holding Corp.	14,677	1,389,031
	Brady Corp., Class A	6,607	353,276
*	BrightView Holdings, Inc.	10,140	80,613
	Brink's Co.	6,787	445,227
*	Builders FirstSource, Inc.	27,945	2,227,216
*	CACI International, Inc., Class A	2,544	783,781
	Carlisle Cos., Inc.	5,314	1,333,070
	Carrier Global Corp.	80,385	3,659,929
*	Casella Waste Systems, Inc., Class A	6,723	538,647
	Caterpillar, Inc.	22,679	5,721,685
*	CBIZ, Inc.	8,891	423,123
*	CECO Environmental Corp.	4,856	69,878
	CH Robinson Worldwide, Inc.	14,899	1,492,433
#*	Chart Industries, Inc.	3,067	410,917
*	Cimpress PLC	3,000	98,070
	Cintas Corp.	3,246	1,440,380
*	CIRCOR International, Inc.	2,800	77,420
*	Civeo Corp.	743	25,448
*	Clarivate PLC	51,212	569,477
*	Clean Harbors, Inc.	8,883	1,157,455
	Columbus McKinnon Corp.	4,597	165,262
	Comfort Systems USA, Inc.	5,828	705,421
*	Commercial Vehicle Group, Inc.	4,608	38,615
	CompX International, Inc.	811	15,360
*	Concrete Pumping Holdings, Inc.	2,727	22,198
*	Construction Partners, Inc., Class A	4,406	124,646
#*	Copa Holdings SA, Class A	4,105	377,988
*	Copart, Inc.	27,238	1,814,323
#*	Core & Main, Inc., Class A	986	21,761
*	CoStar Group, Inc.	14,193	1,105,635
	Covenant Logistics Group, Inc.	2,890	95,832
	CRA International, Inc.	1,211	143,915
	Crane Holdings Co.	7,858	910,821
	CSW Industrials, Inc.	2,635	356,278
	CSX Corp.	106,116	3,281,107
	Cummins, Inc.	9,418	2,350,168
	Curtiss-Wright Corp.	5,799	961,474

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Daseke, Inc.	2,900	$20,242
	Deere & Co.	13,655	5,773,880
*	Delta Air Lines, Inc.	65,739	2,570,395
	Deluxe Corp.	9,272	185,347
*	Distribution Solutions Group, Inc.	700	28,910
*	DLH Holdings Corp.	1,100	13,541
	Donaldson Co., Inc.	17,549	1,094,180
	Douglas Dynamics, Inc.	4,778	193,079
	Dover Corp.	10,318	1,566,582
*	Driven Brands Holdings, Inc.	1,362	39,757
	Dun & Bradstreet Holdings, Inc.	8,082	118,401
*	DXP Enterprises, Inc.	2,519	76,326
*	Dycom Industries, Inc.	4,836	461,209
	Eastern Co.	312	6,770
	Eaton Corp. PLC	12,551	2,035,898
	EMCOR Group, Inc.	5,425	804,256
	Emerson Electric Co.	11,404	1,028,869
	Encore Wire Corp.	3,557	574,207
*	Energy Recovery, Inc.	4,025	89,073
	Enerpac Tool Group Corp.	8,520	226,121
	EnerSys	6,282	521,532
	Ennis, Inc.	3,943	83,749
	EnPro Industries, Inc.	3,788	458,613
	Equifax, Inc.	6,966	1,547,845
	Esab Corp.	4,884	282,344
	ESCO Technologies, Inc.	4,269	420,240
*	Espey Mfg. & Electronics Corp.	200	3,206
#*	EVI Industries, Inc.	463	9,427
*	Evoqua Water Technologies Corp.	12,053	584,691
	Expeditors International of Washington, Inc.	15,047	1,627,333
	Exponent, Inc.	6,414	657,692
	Fastenal Co.	33,993	1,718,346
	Federal Signal Corp.	8,906	474,245
	FedEx Corp.	11,680	2,264,285
	Flowserve Corp.	17,133	589,718
#*	Fluor Corp.	17,180	631,365
*	Forrester Research, Inc.	2,047	75,862
	Fortive Corp.	18,985	1,291,550
	Fortune Brands Innovations, Inc.	12,787	824,889
	Forward Air Corp.	3,871	417,487
*	Franklin Covey Co.	1,696	78,694
	Franklin Electric Co., Inc.	6,549	591,375
*	FTI Consulting, Inc.	4,598	733,473
#*	Fuel Tech, Inc.	8,636	13,731
#*	FuelCell Energy, Inc.	38,354	140,376
*	Gates Industrial Corp. PLC	24,541	324,187
	GATX Corp.	5,801	663,924
*	Gencor Industries, Inc.	1,048	11,151
*	Generac Holdings, Inc.	3,099	373,739
*	Gibraltar Industries, Inc.	4,567	244,654
	Global Industrial Co.	5,216	137,129
*	GMS, Inc.	6,537	387,775
	Gorman-Rupp Co.	3,516	101,015
	Graco, Inc.	17,368	1,186,582
	GrafTech International Ltd.	22,454	146,849
	Granite Construction, Inc.	12,476	531,228
*	Great Lakes Dredge & Dock Corp.	8,897	61,211
#	Greenbrier Cos., Inc.	5,318	164,433
	Griffon Corp.	9,266	378,794

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GXO Logistics, Inc.	12,803	$669,981
	H&E Equipment Services, Inc.	6,393	325,340
*	Harsco Corp.	12,092	96,010
*	Hawaiian Holdings, Inc.	5,433	66,935
#*	Hayward Holdings, Inc.	2,224	30,002
	Healthcare Services Group, Inc.	4,905	66,070
	Heartland Express, Inc.	12,593	211,814
	HEICO Corp.	2,376	406,177
	HEICO Corp., Class A	3,446	460,661
	Heidrick & Struggles International, Inc.	2,552	78,500
	Helios Technologies, Inc.	4,776	315,216
	Herc Holdings, Inc.	4,935	766,504
*	Heritage-Crystal Clean, Inc.	3,611	134,329
	Hexcel Corp.	11,394	804,189
	Hillenbrand, Inc.	9,788	458,666
	HireQuest, Inc.	1,219	26,233
	HNI Corp.	6,631	210,667
	Honeywell International, Inc.	13,679	2,851,798
	Howmet Aerospace, Inc.	22,815	928,342
*	Hub Group, Inc., Class A	5,939	506,419
	Hubbell, Inc.	5,831	1,334,774
*	Hudson Technologies, Inc.	12,780	130,484
	Hurco Cos., Inc.	876	24,703
*	Huron Consulting Group, Inc.	5,037	342,717
	Hyster-Yale Materials Handling, Inc.	1,412	45,791
*	IAA, Inc.	17,214	718,340
	ICF International, Inc.	2,339	239,022
	IDEX Corp.	3,028	725,751
*	IES Holdings, Inc.	2,130	84,795
	Illinois Tool Works, Inc.	11,855	2,798,254
	Ingersoll Rand, Inc.	22,336	1,250,816
*	Innovative Solutions & Support, Inc.	400	3,328
	Insperity, Inc.	4,225	467,074
	Insteel Industries, Inc.	2,607	78,184
	Interface, Inc.	7,820	88,992
	ITT, Inc.	9,145	837,591
	Jacobs Solutions, Inc.	5,660	699,293
	JB Hunt Transport Services, Inc.	9,917	1,874,809
*	JELD-WEN Holding, Inc.	15,474	195,746
*	JetBlue Airways Corp.	52,132	417,056
	John Bean Technologies Corp.	4,296	479,992
	Johnson Controls International PLC	36,343	2,528,383
	Kadant, Inc.	1,782	363,118
	Kaman Corp.	3,967	100,048
*	KAR Auction Services, Inc.	18,085	263,318
	KBR, Inc.	11,824	605,744
	Kelly Services, Inc., Class A	6,650	120,365
	Kennametal, Inc.	13,901	396,179
	Kforce, Inc.	3,986	223,734
	Kimball International, Inc., Class B	6,839	50,609
*	Kirby Corp.	9,704	686,849
	Knight-Swift Transportation Holdings, Inc.	19,235	1,136,789
	Korn Ferry	8,932	482,239
	Landstar System, Inc.	5,285	913,407
*	LB Foster Co., Class A	876	10,363
	Lennox International, Inc.	2,113	550,690
	Lincoln Electric Holdings, Inc.	8,164	1,362,327
	Lindsay Corp.	933	146,126
*	LS Starrett Co., Class A	1,800	14,994

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	3,205	$44,005
	Luxfer Holdings PLC	1,400	23,170
*	Manitex International, Inc.	2,502	10,208
*	Manitowoc Co., Inc.	3,562	48,799
	ManpowerGroup, Inc.	7,780	678,105
	Marten Transport Ltd.	11,811	260,905
	Masco Corp.	8,924	474,757
*	Masonite International Corp.	2,947	268,825
*	MasTec, Inc.	11,837	1,162,749
*	Mastech Digital, Inc.	3,000	40,187
	Masterbrand, Inc.	12,787	117,640
*	Matrix Service Co.	1,886	15,220
	Matson, Inc.	7,726	510,843
	Matthews International Corp., Class A	4,577	169,532
	Maxar Technologies, Inc.	18,057	933,005
*	Mayville Engineering Co., Inc.	932	14,912
	McGrath RentCorp	4,273	425,334
*	Mercury Systems, Inc.	6,988	349,295
*	Middleby Corp.	5,923	920,730
	Miller Industries, Inc.	1,300	37,713
	MillerKnoll, Inc.	11,922	284,697
*	Mistras Group, Inc.	2,600	13,780
	Moog, Inc., Class A	4,615	439,902
*	MRC Global, Inc.	7,169	97,498
	MSA Safety, Inc.	3,471	473,410
	MSC Industrial Direct Co., Inc., Class A	6,274	518,860
	Mueller Industries, Inc.	10,050	658,778
	Mueller Water Products, Inc., Class A	22,826	288,749
*	MYR Group, Inc.	2,344	232,197
	NL Industries, Inc.	7,700	54,362
*	NN, Inc.	1,333	2,746
	Nordson Corp.	3,283	798,754
*	Northwest Pipe Co.	1,465	54,791
*	NOW, Inc.	15,980	224,359
*	NV5 Global, Inc.	1,720	229,259
	nVent Electric PLC	17,239	685,250
	Old Dominion Freight Line, Inc.	7,751	2,582,943
#	Omega Flex, Inc.	981	104,280
	Oshkosh Corp.	7,089	714,429
	Otis Worldwide Corp.	14,286	1,174,738
	Owens Corning	15,111	1,460,478
	P&F Industries, Inc., Class A	254	1,412
	PACCAR, Inc.	19,741	2,157,889
*	PAM Transportation Services, Inc.	3,004	86,966
#	Park Aerospace Corp.	1,437	19,989
	Parker-Hannifin Corp.	8,819	2,874,994
	Park-Ohio Holdings Corp.	1,783	23,625
*	Parsons Corp.	12,580	547,482
	Pentair PLC	16,545	916,262
*	Performant Financial Corp.	10,905	35,332
*	Perma-Pipe International Holdings, Inc.	300	3,024
*	PGT Innovations, Inc.	8,062	174,945
#*	Pioneer Power Solutions, Inc.	7,618	22,321
	Pitney Bowes, Inc.	15,585	67,171
#*	Plug Power, Inc.	27,969	476,032
	Powell Industries, Inc.	1,301	51,650
	Preformed Line Products Co.	889	78,525
	Primoris Services Corp.	8,827	234,798
*	Proto Labs, Inc.	2,337	71,512

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanex Building Products Corp.	5,988	$155,029
	Quanta Services, Inc.	8,825	1,343,077
*	Radiant Logistics, Inc.	4,889	27,427
*	RBC Bearings, Inc.	520	126,864
#*	RCM Technologies, Inc.	6,684	89,231
	Regal Rexnord Corp.	8,462	1,177,910
	Republic Services, Inc.	8,949	1,117,014
*	Resideo Technologies, Inc.	24,305	467,385
	Resources Connection, Inc.	5,098	88,042
	REV Group, Inc.	10,564	135,325
	Robert Half International, Inc.	15,436	1,296,007
	Rockwell Automation, Inc.	5,810	1,638,594
	Rollins, Inc.	17,303	629,829
	Rush Enterprises, Inc., Class A	7,207	387,809
	Rush Enterprises, Inc., Class B	1,950	113,432
*	RXO, Inc.	15,203	278,519
	Ryder System, Inc.	8,414	794,366
*	Saia, Inc.	3,511	957,731
	Schneider National, Inc., Class B	12,728	337,292
	Science Applications International Corp.	7,590	787,690
	Sensata Technologies Holding PLC	17,075	868,264
*	Shoals Technologies Group, Inc., Class A	7,347	204,908
	Shyft Group, Inc.	4,649	154,765
*	SIFCO Industries, Inc.	1,584	5,512
	Simpson Manufacturing Co., Inc.	5,786	619,738
#*	SiteOne Landscape Supply, Inc.	5,590	846,941
*	SkyWest, Inc.	6,486	134,649
	Snap-on, Inc.	4,484	1,115,305
	Southwest Airlines Co.	31,404	1,123,321
*	SP Plus Corp.	2,918	110,038
	Spirit Airlines, Inc.	17,581	348,807
*	SPX Technologies, Inc.	6,066	455,011
	Standex International Corp.	1,553	179,480
	Stanley Black & Decker, Inc.	9,655	862,288
	Steelcase, Inc., Class A	13,557	105,745
*	Stericycle, Inc.	12,165	654,599
*	Sterling Infrastructure, Inc.	2,955	107,532
#*	Sunrun, Inc.	24,809	651,981
*	Taylor Devices, Inc.	1,040	16,931
	Tecnoglass, Inc.	6,128	209,823
	Tennant Co.	3,041	213,265
	Terex Corp.	9,959	507,610
	Tetra Tech, Inc.	4,303	669,203
	Textainer Group Holdings Ltd.	12,119	410,834
*	Thermon Group Holdings, Inc.	2,364	54,656
	Timken Co.	10,179	838,241
*	Titan International, Inc.	8,094	135,089
*	Titan Machinery, Inc.	4,124	181,209
	Toro Co.	13,510	1,506,635
	Trane Technologies PLC	15,963	2,859,293
#*	Transcat, Inc.	303	25,307
	TransDigm Group, Inc.	1,804	1,294,821
	TransUnion	10,401	746,272
*	Trex Co., Inc.	12,548	661,531
*	TriNet Group, Inc.	9,757	736,166
	Trinity Industries, Inc.	16,456	473,439
	Triton International Ltd.	11,276	796,537
*	Triumph Group, Inc.	2,654	30,229
*	TrueBlue, Inc.	6,368	125,004

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	11,511	$105,556
*	Twin Disc, Inc.	300	3,030
*	Uber Technologies, Inc.	11,351	351,086
	UFP Industries, Inc.	10,160	950,468
#	U-Haul Holding Co.	2,403	161,073
	U-Haul Holding Co.	21,627	1,336,332
*	Ultralife Corp.	900	3,636
	UniFirst Corp.	1,931	383,188
	Union Pacific Corp.	30,526	6,233,104
*	United Airlines Holdings, Inc.	15,737	770,484
	United Parcel Service, Inc., Class B	33,849	6,269,850
*	United Rentals, Inc.	8,192	3,612,262
*	Univar Solutions, Inc.	26,328	907,789
	Universal Logistics Holdings, Inc.	3,206	115,160
*	V2X, Inc.	1,615	71,318
	Valmont Industries, Inc.	2,887	951,931
	Verisk Analytics, Inc.	11,085	2,015,142
	Veritiv Corp.	2,207	275,963
*	Viad Corp.	1,680	49,644
*	Vicor Corp.	1,482	102,895
*	Virco Mfg. Corp.	4,104	20,110
	VSE Corp.	1,308	71,809
	Wabash National Corp.	9,266	238,692
	Waste Management, Inc.	19,722	3,051,585
#	Watsco, Inc.	4,118	1,183,390
	Watts Water Technologies, Inc., Class A	3,668	599,791
	Werner Enterprises, Inc.	11,037	518,408
*	WESCO International, Inc.	7,623	1,135,903
	Westinghouse Air Brake Technologies Corp.	10,703	1,111,078
*	Wilhelmina International, Inc.	5,495	24,233
*	Willdan Group, Inc.	657	12,509
*	Willis Lease Finance Corp.	856	49,639
*	WillScot Mobile Mini Holdings Corp.	24,125	1,169,098
	Woodward, Inc.	5,727	585,643
	WW Grainger, Inc.	3,769	2,221,750
*	XPO, Inc.	15,203	605,992
	Xylem, Inc.	7,098	738,263
#*	Yellow Corp.	5,000	16,550
	Zurn Elkay Water Solutions Corp.	14,289	312,358
TOTAL INDUSTRIALS			226,599,948
INFORMATION TECHNOLOGY — (24.0%)
	A10 Networks, Inc.	6,816	105,512
	Accenture PLC, Class A	25,686	7,167,678
*	ACI Worldwide, Inc.	14,122	394,427
	Adeia, Inc.	11,157	122,169
*	Adobe, Inc.	17,284	6,400,957
	ADTRAN Holdings, Inc.	6,807	128,448
	Advanced Energy Industries, Inc.	4,534	420,483
*	Advanced Micro Devices, Inc.	38,916	2,924,537
*	Agilysys, Inc.	1,206	100,773
*	Akamai Technologies, Inc.	8,538	759,455
*	Alarm.com Holdings, Inc.	2,778	148,901
*	Alithya Group, Inc., Class A	6,866	12,016
*	Alpha & Omega Semiconductor Ltd.	2,773	91,398
*	Altair Engineering, Inc., Class A	1,792	95,155
*	Ambarella, Inc.	3,857	346,513
	Amdocs Ltd.	12,531	1,151,975
	American Software, Inc., Class A	3,966	60,323

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amkor Technology, Inc.	39,490	$1,155,477
	Amphenol Corp., Class A	14,478	1,154,910
*	Amtech Systems, Inc.	531	5,751
	Analog Devices, Inc.	12,059	2,067,757
*	ANSYS, Inc.	3,009	801,477
	Apple, Inc.	480,071	69,269,445
	Applied Materials, Inc.	40,348	4,498,399
*	Arista Networks, Inc.	10,990	1,384,960
*	Arlo Technologies, Inc.	6,293	23,599
*	Arrow Electronics, Inc.	9,521	1,118,622
*	Aspen Technology, Inc.	2,811	558,686
*	AstroNova, Inc.	760	10,070
*	Asure Software, Inc.	4,001	42,531
*	Atlassian Corp., Class A	622	100,528
*	Autodesk, Inc.	7,230	1,555,607
	Automatic Data Processing, Inc.	18,010	4,066,838
	Autoscope Technologies Corp.	1,310	5,420
*	Aviat Networks, Inc.	1,998	64,635
#*	Avid Technology, Inc.	4,744	143,791
	Avnet, Inc.	15,306	702,239
*	Axcelis Technologies, Inc.	5,425	596,479
*	AXT, Inc.	5,700	33,573
	Badger Meter, Inc.	2,960	343,064
	Bel Fuse, Inc., Class B	1,271	50,128
	Belden, Inc.	7,461	605,012
	Benchmark Electronics, Inc.	5,652	158,199
*	Bill.Com Holdings, Inc.	1,588	183,605
	BK Technologies Corp.	1,100	4,213
*	Black Knight, Inc.	9,603	581,846
*	Blackbaud, Inc.	5,939	369,465
*	Block, Inc.	1,247	101,905
*	BM Technologies, Inc.	890	4,023
*	Box, Inc., Class A	16,213	518,654
*	Brightcove, Inc.	3,700	23,458
	Broadcom, Inc.	18,616	10,890,546
	Broadridge Financial Solutions, Inc.	7,809	1,174,161
*	Cadence Design Systems, Inc.	3,315	606,081
*	CalAmp Corp.	4,856	22,483
*	Calix, Inc.	5,648	297,311
*	Cambium Networks Corp.	2,600	55,718
*	Casa Systems, Inc.	8,346	28,543
	Cass Information Systems, Inc.	1,795	87,165
	CDW Corp.	8,349	1,636,654
*	Cerence, Inc.	4,459	109,335
*	Ceridian HCM Holding, Inc.	7,299	527,572
*	CEVA, Inc.	3,198	105,918
*	Ciena Corp.	14,136	735,355
*	Cirrus Logic, Inc.	7,759	701,336
	Cisco Systems, Inc.	118,324	5,758,829
*	Clearfield, Inc.	2,007	143,420
	Climb Global Solutions, Inc.	200	7,576
	Cognex Corp.	11,768	644,180
	Cognizant Technology Solutions Corp., Class A	26,175	1,747,181
#*	Coherent Corp.	12,863	558,254
*	Cohu, Inc.	7,663	276,481
*	CommScope Holding Co., Inc.	23,491	197,324
*	CommVault Systems, Inc.	2,704	168,270
*	Computer Task Group, Inc.	1,200	8,580
	Concentrix Corp.	7,294	1,034,362

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Conduent, Inc.	32,814	$156,523
*	Consensus Cloud Solutions, Inc.	2,448	143,869
#*	CPS Technologies Corp.	10,220	30,251
	CSG Systems International, Inc.	5,476	326,753
	CTS Corp.	5,074	225,844
*	Daktronics, Inc.	6,045	25,208
*	Data I/O Corp.	2,012	8,471
*	Datadog, Inc., Class A	691	51,694
	Dell Technologies, Inc., Class C	10,159	412,659
*	Digi International, Inc.	3,785	128,652
*	Diodes, Inc.	6,214	554,227
*	DocuSign, Inc.	762	46,208
	Dolby Laboratories, Inc., Class A	5,761	458,345
*	Dropbox, Inc., Class A	18,219	423,227
*	Duck Creek Technologies, Inc.	7,479	141,577
*	DXC Technology Co.	27,283	783,841
*	Dynatrace, Inc.	7,404	284,536
*	DZS, Inc.	2,798	35,535
#	Ebix, Inc.	3,351	63,870
*	Edgio, Inc.	10,418	16,356
*	eGain Corp.	1,800	17,496
*	Enphase Energy, Inc.	7,546	1,670,533
#	Entegris, Inc.	7,501	605,406
*	Envestnet, Inc.	6,396	415,740
*	EPAM Systems, Inc.	2,074	689,916
*	ePlus, Inc.	4,618	229,884
*	Euronet Worldwide, Inc.	5,482	617,712
	EVERTEC, Inc.	11,376	420,229
*	Evo Payments, Inc., Class A	3,142	106,420
*	ExlService Holdings, Inc.	2,981	508,559
*	Extreme Networks, Inc.	8,658	156,104
*	F5, Inc.	6,242	921,694
*	Fabrinet	4,857	639,473
*	Fair Isaac Corp.	1,131	753,189
*	FARO Technologies, Inc.	2,355	64,715
	Fidelity National Information Services, Inc.	16,418	1,232,007
*	First Solar, Inc.	11,980	2,127,648
*	Fiserv, Inc.	14,390	1,535,125
*	FleetCor Technologies, Inc.	7,622	1,591,550
*	Flex Ltd.	67,077	1,566,248
*	FormFactor, Inc.	10,578	297,665
*	Fortinet, Inc.	9,897	518,009
	Frequency Electronics, Inc.	400	2,400
*	Gartner, Inc.	3,429	1,159,482
	Gen Digital, Inc.	18,733	431,046
	Genpact Ltd.	21,889	1,034,912
	Global Payments, Inc.	13,817	1,557,452
*	Globant SA	2,507	406,585
*	GoDaddy, Inc., Class A	7,440	611,047
*	Grid Dynamics Holdings, Inc.	1,640	20,533
*	Guidewire Software, Inc.	6,177	452,403
	Hackett Group, Inc.	6,384	141,086
*	Harmonic, Inc.	12,292	161,886
	Hewlett Packard Enterprise Co.	72,888	1,175,683
	HP, Inc.	31,351	913,568
*	HubSpot, Inc.	457	158,584
#*	I3 Verticals, Inc., Class A	1,874	54,196
*	Ichor Holdings Ltd.	4,545	153,621
*	Identiv, Inc.	2,636	22,986

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Infinera Corp.	10,324	$75,572
	Information Services Group, Inc.	6,970	36,523
*	Innodata, Inc.	4,000	17,600
*	Insight Enterprises, Inc.	5,631	634,726
	Intel Corp.	130,734	3,694,543
	InterDigital, Inc.	6,851	479,227
	International Business Machines Corp.	43,893	5,913,704
*	International Money Express, Inc.	7,334	166,922
*	inTEST Corp.	5,747	74,711
	Intuit, Inc.	2,801	1,183,899
*	IPG Photonics Corp.	5,304	594,578
*	Issuer Direct Corp.	1,000	27,710
*	Iteris, Inc.	7,387	27,332
*	Itron, Inc.	7,757	445,795
	Jabil, Inc.	21,319	1,676,313
	Jack Henry & Associates, Inc.	6,346	1,142,851
*	Jamf Holding Corp.	5,276	104,834
	Juniper Networks, Inc.	34,169	1,103,659
*	Keysight Technologies, Inc.	11,693	2,097,140
*	Kimball Electronics, Inc.	4,412	112,594
	KLA Corp.	6,760	2,653,165
*	Knowles Corp.	25,917	498,384
	Kulicke & Soffa Industries, Inc.	10,024	512,226
*	KVH Industries, Inc.	2,284	23,411
*	Kyndryl Holdings, Inc.	9,101	121,862
	Lam Research Corp.	6,419	3,210,142
*	Lattice Semiconductor Corp.	6,955	527,119
*	LGL Group, Inc.	276	1,245
	Littelfuse, Inc.	2,767	710,261
*	LiveRamp Holdings, Inc.	9,464	253,257
*	Lumentum Holdings, Inc.	7,258	436,786
*	Luna Innovations, Inc.	4,600	40,664
*	MACOM Technology Solutions Holdings, Inc.	7,462	500,103
*	Magnachip Semiconductor Corp.	3,475	36,835
*	Manhattan Associates, Inc.	6,275	818,009
*	Marqeta, Inc., Class A	7,480	49,592
	Marvell Technology, Inc.	27,639	1,192,623
	Mastercard, Inc., Class A	32,580	12,074,148
	Maximus, Inc.	8,637	646,479
*	MaxLinear, Inc.	7,743	319,012
	Methode Electronics, Inc.	6,969	332,700
	Microchip Technology, Inc.	38,169	2,962,678
	Micron Technology, Inc.	51,334	3,095,440
	Microsoft Corp.	276,646	68,555,645
#	MKS Instruments, Inc.	4,896	500,959
*	MoneyGram International, Inc.	2,200	23,694
*	MongoDB, Inc.	607	130,025
	Monolithic Power Systems, Inc.	1,329	566,898
	Motorola Solutions, Inc.	3,296	847,105
*	M-Tron Industries, Inc.	138	1,394
#*	N-able, Inc.	7,204	73,985
*	Napco Security Technologies, Inc.	1,980	57,361
	National Instruments Corp.	11,330	611,820
*	NCR Corp.	24,777	679,385
	NetApp, Inc.	13,305	881,190
*	NETGEAR, Inc.	5,417	108,177
#*	NetScout Systems, Inc.	11,956	383,788
*	NetSol Technologies, Inc.	4,411	13,409
	Network-1 Technologies, Inc.	3,500	7,805

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Nortech Systems, Inc.	3,549	$47,699
*	Novanta, Inc.	3,633	586,621
	NVE Corp.	473	34,468
	NVIDIA Corp.	18,917	3,695,814
	NXP Semiconductors NV	12,216	2,251,531
*	Okta, Inc.	828	60,949
#*	Olo, Inc., Class A	2,445	19,609
*	ON Semiconductor Corp.	43,581	3,201,024
*	OneSpan, Inc.	4,122	56,925
*	Onto Innovation, Inc.	7,022	552,280
*	Optical Cable Corp.	2,889	11,773
	Oracle Corp.	22,024	1,948,243
*	OSI Systems, Inc.	2,831	268,124
*	Palantir Technologies, Inc., Class A	46,325	360,408
#*	Palo Alto Networks, Inc.	1,962	311,252
	Paychex, Inc.	9,638	1,116,659
*	Paycom Software, Inc.	1,952	632,331
*	Paylocity Holding Corp.	2,281	475,109
*	PayPal Holdings, Inc.	12,264	999,393
	PC Connection, Inc.	4,626	226,813
	PCTEL, Inc.	700	3,241
*	PDF Solutions, Inc.	3,755	119,334
*	Perficient, Inc.	4,475	331,777
	PFSweb, Inc.	1,937	12,900
*	Photronics, Inc.	9,051	164,004
*	Plexus Corp.	4,564	438,098
	Power Integrations, Inc.	5,310	457,138
	Progress Software Corp.	6,898	365,870
*	PTC, Inc.	5,560	749,933
*	Pure Storage, Inc., Class A	11,575	334,980
*	Qorvo, Inc.	11,834	1,285,882
	QUALCOMM, Inc.	51,008	6,794,776
*	Qualys, Inc.	2,736	315,625
*	Rambus, Inc.	17,769	719,111
*	RF Industries Ltd.	4,019	21,140
	Richardson Electronics Ltd.	900	20,115
*	Rimini Street, Inc.	6,715	30,218
*	Rogers Corp.	2,482	346,462
	Roper Technologies, Inc.	2,360	1,007,130
*	Salesforce, Inc.	16,660	2,798,380
*	Sanmina Corp.	10,807	658,471
	Sapiens International Corp. NV	5,349	121,208
*	ScanSource, Inc.	7,544	248,424
	Seagate Technology Holdings PLC	12,867	872,125
*	SecureWorks Corp., Class A	1,655	13,273
*	Semtech Corp.	6,767	223,514
#*	SentinelOne, Inc., Class A	5,295	79,902
*	ServiceNow, Inc.	840	382,309
*	ShotSpotter, Inc.	600	23,130
*	SigmaTron International, Inc.	1,880	7,106
*	Silicon Laboratories, Inc.	3,684	578,056
	Skyworks Solutions, Inc.	11,053	1,212,183
*	SMART Global Holdings, Inc.	6,946	119,402
*	SolarEdge Technologies, Inc.	1,447	461,781
*	SolarWinds Corp.	22,336	226,934
*	Splunk, Inc.	1,241	118,851
*	SPS Commerce, Inc.	2,083	283,455
	SS&C Technologies Holdings, Inc.	14,012	845,624
*	Stratasys Ltd.	18,017	258,184

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	7,652	$553,469
*	Synaptics, Inc.	5,180	647,655
*	Synopsys, Inc.	1,621	573,429
	Taitron Components, Inc., Class A	1,898	7,440
	TD SYNNEX Corp.	9,963	1,017,720
	TE Connectivity Ltd.	12,929	1,643,922
*	Teledyne Technologies, Inc.	2,206	935,918
*	Teradata Corp.	11,043	385,180
	Teradyne, Inc.	14,666	1,491,532
	Texas Instruments, Inc.	41,997	7,442,288
*	Trimble, Inc.	11,115	645,337
*	Trio-Tech International	100	515
	TTEC Holdings, Inc.	7,261	369,149
*	TTM Technologies, Inc.	14,881	233,929
#*	Turtle Beach Corp.	1,985	18,858
*	Twilio, Inc., Class A	580	34,707
*	Tyler Technologies, Inc.	1,127	363,762
*	Ultra Clean Holdings, Inc.	6,838	230,099
*	Unisys Corp.	6,481	35,062
	Universal Display Corp.	3,641	482,542
*	Veeco Instruments, Inc.	5,144	102,160
*	Verint Systems, Inc.	8,238	312,797
*	VeriSign, Inc.	4,227	921,697
*	Verra Mobility Corp.	19,952	307,859
*	Viasat, Inc.	8,850	304,883
*	Viavi Solutions, Inc.	29,483	333,158
	Visa, Inc., Class A	32,790	7,548,586
	Vishay Intertechnology, Inc.	22,767	521,137
*	Vishay Precision Group, Inc.	793	34,242
*	VMware, Inc., Class A	2,091	256,085
	Vontier Corp.	25,529	587,933
*	Western Digital Corp.	21,488	944,398
#	Western Union Co.	39,439	558,851
*	WEX, Inc.	4,644	859,001
#*	Wolfspeed, Inc.	8,016	617,312
*	Workday, Inc., Class A	1,069	193,949
	Xerox Holdings Corp.	28,998	474,987
*	Xperi, Inc.	4,462	46,182
*	Zebra Technologies Corp., Class A	2,622	829,024
*	Zoom Video Communications, Inc., Class A	7,405	555,375
*	Zscaler, Inc.	501	62,204
TOTAL INFORMATION TECHNOLOGY			367,178,577
MATERIALS — (5.6%)
#*	Advanced Emissions Solutions, Inc.	6,959	21,573
	AdvanSix, Inc.	5,953	257,408
	Albemarle Corp.	6,034	1,698,269
	Amcor PLC	102,823	1,240,045
	American Vanguard Corp.	4,707	106,331
*	Ampco-Pittsburgh Corp.	689	2,260
	AptarGroup, Inc.	7,061	816,534
*	Arconic Corp.	17,219	404,819
	Ashland, Inc.	8,717	952,507
#*	ATI, Inc.	9,752	354,875
	Avery Dennison Corp.	8,103	1,535,032
	Avient Corp.	12,540	508,121
*	Axalta Coating Systems Ltd.	33,036	994,384
	Balchem Corp.	2,753	359,624
	Ball Corp.	30,371	1,768,807

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Berry Global Group, Inc.	21,077	$1,301,083
*	Bioceres Crop Solutions Corp.	1,800	22,500
	Carpenter Technology Corp.	6,331	305,724
	Celanese Corp.	10,808	1,331,546
	Chase Corp.	1,440	135,907
	Chemours Co.	21,659	788,171
*	Clearwater Paper Corp.	2,420	93,436
*	Coeur Mining, Inc.	32,142	125,032
	Commercial Metals Co.	17,936	973,387
	Compass Minerals International, Inc.	6,820	318,221
*	Core Molding Technologies, Inc.	1,483	23,135
	Corteva, Inc.	27,557	1,776,049
	Crown Holdings, Inc.	17,717	1,561,931
	Dow, Inc.	54,817	3,253,389
	DuPont de Nemours, Inc.	26,933	1,991,695
	Eastman Chemical Co.	12,649	1,115,262
	Ecolab, Inc.	4,645	719,185
*	Ecovyst, Inc.	9,656	101,291
	Element Solutions, Inc.	39,809	815,288
*	Flexible Solutions International, Inc.	3,105	9,905
	FMC Corp.	8,230	1,095,660
	Fortitude Gold Corp.	2,144	13,722
	Freeport-McMoRan, Inc.	70,746	3,156,687
	FutureFuel Corp.	5,733	53,145
	Graphic Packaging Holding Co.	47,460	1,143,311
	Greif, Inc., Class A	5,069	362,079
	Greif, Inc., Class B	2,718	223,963
	Hawkins, Inc.	3,498	136,422
	Haynes International, Inc.	1,922	107,036
	HB Fuller Co.	8,435	582,859
	Hecla Mining Co.	75,093	463,324
	Huntsman Corp.	24,458	775,074
#*††	IKONICS Corp.	1,200	6,360
*	Ingevity Corp.	6,013	495,712
	Innospec, Inc.	3,617	408,793
	International Flavors & Fragrances, Inc.	12,616	1,418,795
	International Paper Co.	26,362	1,102,459
*	Intrepid Potash, Inc.	1,065	34,857
	Kaiser Aluminum Corp.	1,125	98,460
	Koppers Holdings, Inc.	2,199	76,107
	Kronos Worldwide, Inc.	10,041	116,978
	Linde PLC	15,837	5,241,097
#*	Livent Corp.	15,267	395,721
	Louisiana-Pacific Corp.	14,189	966,129
*	LSB Industries, Inc.	7,151	90,889
	LyondellBasell Industries NV, Class A	35,162	3,399,814
	Martin Marietta Materials, Inc.	3,043	1,094,385
	Materion Corp.	3,754	338,799
	Mercer International, Inc.	9,632	122,615
	Minerals Technologies, Inc.	5,497	381,767
	Mosaic Co.	34,271	1,697,785
#*	MP Materials Corp.	13,414	436,089
	Myers Industries, Inc.	5,581	134,391
	NewMarket Corp.	1,553	535,024
	Newmont Corp.	30,555	1,617,276
#	Nexa Resources SA	8,788	63,801
	Northern Technologies International Corp.	1,079	14,081
	Nucor Corp.	28,397	4,799,661
*	O-I Glass, Inc.	25,029	481,808

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	9,177	$1,309,558
	Pactiv Evergreen, Inc.	2,256	25,967
	PPG Industries, Inc.	10,700	1,394,638
#	Quaker Chemical Corp.	1,697	334,088
*	Ranpak Holdings Corp.	7,038	53,911
*	Rayonier Advanced Materials, Inc.	15,838	109,757
	Reliance Steel & Aluminum Co.	8,007	1,821,192
*	Resolute Forest Products, Inc.	12,553	272,526
	Royal Gold, Inc.	5,346	679,102
	RPM International, Inc.	13,886	1,248,490
	Ryerson Holding Corp.	2,729	104,166
	Schnitzer Steel Industries, Inc., Class A	3,200	108,288
#	Scotts Miracle-Gro Co.	6,371	459,923
	Sealed Air Corp.	14,684	804,096
	Sensient Technologies Corp.	6,028	456,259
	Sherwin-Williams Co.	9,262	2,191,297
	Silgan Holdings, Inc.	18,127	976,864
	Sonoco Products Co.	15,876	970,182
#	Southern Copper Corp.	5,806	436,669
	Steel Dynamics, Inc.	30,386	3,665,767
	Stepan Co.	3,841	421,895
*	Summit Materials, Inc., Class A	14,945	491,093
	Sylvamo Corp.	5,078	241,357
	Tredegar Corp.	4,800	58,224
	TriMas Corp.	7,022	216,207
	Trinseo PLC	6,272	174,048
	Tronox Holdings PLC	15,485	265,568
	United States Lime & Minerals, Inc.	600	91,080
	Valvoline, Inc.	18,186	666,699
	Vulcan Materials Co.	6,953	1,274,694
	Westlake Corp.	7,357	903,072
	WestRock Co.	30,230	1,186,225
	Worthington Industries, Inc.	9,015	512,683
TOTAL MATERIALS			85,391,246
REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	20,477
*	Anywhere Real Estate, Inc.	32,900	278,992
*	CBRE Group, Inc., Class A	16,592	1,418,782
#*	Cushman & Wakefield PLC	21,779	314,271
*	Forestar Group, Inc.	5,762	85,738
*	FRP Holdings, Inc.	1,450	81,446
*	Howard Hughes Corp.	8,275	707,430
*	Jones Lang LaSalle, Inc.	5,248	970,198
	Kennedy-Wilson Holdings, Inc.	22,401	400,530
	Marcus & Millichap, Inc.	6,213	225,159
	Newmark Group, Inc., Class A	24,576	210,616
*	Rafael Holdings, Inc., Class B	1,879	3,871
	RE/MAX Holdings, Inc., Class A	4,713	107,503
	RMR Group, Inc., Class A	2,582	80,094
	St. Joe Co.	7,837	369,123
	Stratus Properties, Inc.	889	19,576
*	Tejon Ranch Co.	1,536	30,751
*	Zillow Group, Inc., Class A	4,610	198,046
*	Zillow Group, Inc., Class C	12,831	567,258
TOTAL REAL ESTATE			6,089,861

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (1.1%)
	American States Water Co.	4,161	$391,841
	American Water Works Co., Inc.	6,942	1,086,354
	Artesian Resources Corp., Class A	900	53,010
	Atmos Energy Corp.	6,376	749,435
#	Avangrid, Inc.	4,875	205,579
	Avista Corp.	5,800	231,420
#	Brookfield Renewable Corp., Class A	13,075	412,124
	California Water Service Group	4,692	287,010
	CenterPoint Energy, Inc.	11,900	358,428
	Chesapeake Utilities Corp.	1,966	247,873
	Clearway Energy, Inc., Class A	4,357	139,642
	Clearway Energy, Inc., Class C	7,141	241,294
	Consolidated Edison, Inc.	11,925	1,136,572
	Consolidated Water Co. Ltd.	959	14,049
	Constellation Energy Corp.	12,615	1,076,816
	Edison International	12,623	869,725
	Essential Utilities, Inc.	10,259	479,403
	Eversource Energy	11,606	955,522
	Exelon Corp.	18,074	762,542
	Genie Energy Ltd., Class B	1,601	17,531
	Global Water Resources, Inc.	1,500	21,345
	Hawaiian Electric Industries, Inc.	4,200	177,534
	Middlesex Water Co.	1,498	125,622
	New Jersey Resources Corp.	14,903	743,958
	Northwest Natural Holding Co.	2,744	137,584
	ONE Gas, Inc.	3,622	298,308
	Ormat Technologies, Inc.	7,492	693,385
*	PG&E Corp.	65,094	1,034,995
	PNM Resources, Inc.	3,041	150,469
	Public Service Enterprise Group, Inc.	8,465	524,237
*	Pure Cycle Corp.	3,694	33,135
	RGC Resources, Inc.	150	3,525
	Sempra Energy	6,134	983,464
	SJW Group	2,694	208,543
	South Jersey Industries, Inc.	8,056	290,741
	Southwest Gas Holdings, Inc.	4,256	284,854
	Spire, Inc.	4,326	312,424
#*	Sunnova Energy International, Inc.	17,807	346,880
	UGI Corp.	12,067	480,629
	Unitil Corp.	1,532	79,924
#	Via Renewables, Inc.	1,000	6,710
	York Water Co.	1,162	52,813
TOTAL UTILITIES			16,707,249
TOTAL COMMON STOCKS			1,494,923,178
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	24,241
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	91,936
TOTAL PREFERRED STOCKS			116,177

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*	Triumph Group, Inc. Warrants 12/19/23	795	$811
TOTAL INVESTMENT SECURITIES (Cost $816,367,569)			1,495,040,166

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	3,209,511	3,209,511
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	2,637,358	30,508,954
TOTAL INVESTMENTS — (100.0%)
(Cost $850,081,628)^^			$1,528,758,631
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$111,146,984	—	—	$111,146,984
Consumer Discretionary	193,465,506	$1,031,810	$387	194,497,703
Consumer Staples	89,703,807	19,321	438	89,723,566
Energy	45,531,998	—	—	45,531,998
Financials	255,289,394	—	—	255,289,394
Health Care	96,051,780	621,896	92,976	96,766,652
Industrials	226,599,948	—	—	226,599,948
Information Technology	367,178,577	—	—	367,178,577
Materials	85,384,886	—	6,360	85,391,246
Real Estate	6,089,861	—	—	6,089,861
Utilities	16,707,249	—	—	16,707,249
Preferred Stocks
Communication Services	24,241	—	—	24,241
Industrials	91,936	—	—	91,936
Rights/Warrants
Industrials	—	811	—	811
Temporary Cash Investments	3,209,511	—	—	3,209,511
Securities Lending Collateral	—	30,508,954	—	30,508,954
TOTAL	$1,496,475,678	$32,182,792	$100,161^	$1,528,758,631

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	59,427	$4,550,325
*	Alphabet, Inc., Class A	738,387	72,982,171
*	Alphabet, Inc., Class C	682,120	68,123,324
*	Altice USA, Inc., Class A	56,290	275,821
*	AMC Networks, Inc., Class A	14,620	270,616
#*	Angi, Inc.	18,433	53,640
	AT&T, Inc.	136,814	2,786,901
	ATN International, Inc.	2,915	142,485
*	Boston Omaha Corp., Class A	14,901	394,131
*	Bumble, Inc., Class A	31,032	799,074
	Cable One, Inc.	2,203	1,740,106
*	Cargurus, Inc.	24,707	436,079
*	Cars.com, Inc.	37,498	641,216
*	Charter Communications, Inc., Class A	15,147	5,821,144
#*	Cinemark Holdings, Inc.	17,670	210,980
	Cogent Communications Holdings, Inc.	2,374	162,785
	Comcast Corp., Class A	913,950	35,963,932
#*	comScore, Inc.	31,872	38,884
*	Consolidated Communications Holdings, Inc.	4,371	19,014
*	Daily Journal Corp.	490	149,940
#*	DISH Network Corp., Class A	61,709	887,993
*	EchoStar Corp., Class A	18,151	339,605
	Electronic Arts, Inc.	36,174	4,654,870
	Entravision Communications Corp., Class A	7,104	46,176
*	EverQuote, Inc., Class A	3,400	53,040
*	EW Scripps Co., Class A	32,768	489,882
	Fox Corp., Class A	65,301	2,216,316
	Fox Corp., Class B	50,306	1,594,700
#*	Gannett Co., Inc.	62,079	140,299
	Gray Television, Inc.	44,374	575,087
*	IDT Corp., Class B	7,865	231,152
*	iHeartMedia, Inc., Class A	43,767	339,194
*	IMAX Corp.	9,764	165,988
	Interpublic Group of Cos., Inc.	169,705	6,187,444
*	Iridium Communications, Inc.	43,710	2,615,606
	John Wiley & Sons, Inc., Class A	22,788	1,043,690
	John Wiley & Sons, Inc., Class B	200	9,088
#*	Liberty Broadband Corp., Class A	3,489	312,684
*	Liberty Broadband Corp., Class C	22,598	2,028,848
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	320,443
*	Liberty Media Corp.-Liberty Formula One, Class A	1,782	113,478
*	Liberty Media Corp.-Liberty Formula One, Class C	11,803	835,652
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	722,386
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,813,661
#*	Lions Gate Entertainment Corp., Class A	8,322	66,326
*	Lions Gate Entertainment Corp., Class B	1,096	8,352
*	Live Nation Entertainment, Inc.	22,695	1,826,721
*	Madison Square Garden Entertainment Corp.	9,147	478,297
	Madison Square Garden Sports Corp.	3,176	577,524
*	Match Group, Inc.	21,277	1,151,511
*	Meta Platforms, Inc., Class A	512,066	76,282,472
*	Netflix, Inc.	42,854	15,164,316
	New York Times Co., Class A	37,000	1,289,080

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	News Corp., Class A	93,525	$1,894,816
	News Corp., Class B	40,970	837,427
#	Nexstar Media Group, Inc.	19,527	3,998,544
	Omnicom Group, Inc.	79,884	6,869,225
	Paramount Global, Class A	1,311	34,938
#	Paramount Global, Class B	109,123	2,527,289
*	Pinterest, Inc., Class A	22,609	594,391
*	Playtika Holding Corp.	26,900	282,181
*	QuinStreet, Inc.	15,010	230,103
*	ROBLOX Corp., Class A	8,452	314,499
#*	Roku, Inc.	5,236	301,070
	Scholastic Corp.	11,332	501,328
*	Sciplay Corp., Class A	6,293	106,918
#	Shenandoah Telecommunications Co.	5,787	113,136
#	Shutterstock, Inc.	13,633	1,026,156
#	Sinclair Broadcast Group, Inc., Class A	6,275	129,453
#	Sirius XM Holdings, Inc.	208,535	1,207,418
*	Snap, Inc., Class A	59,047	682,583
*	Spotify Technology SA	26,805	3,021,460
*	Take-Two Interactive Software, Inc.	30,085	3,406,525
*	TechTarget, Inc.	6,809	337,250
	TEGNA, Inc.	102,594	2,044,698
#*	Thryv Holdings, Inc.	9,061	202,695
*	T-Mobile U.S., Inc.	5,088	759,689
*	Townsquare Media, Inc., Class A	1,712	12,823
*	Trade Desk, Inc., Class A	20,170	1,022,619
#*	Travelzoo	800	4,272
*	TripAdvisor, Inc.	34,980	815,034
	Verizon Communications, Inc.	630,884	26,225,848
*	Walt Disney Co.	179,352	19,457,898
*	Warner Bros Discovery, Inc.	160,302	2,375,676
	Warner Music Group Corp., Class A	4,044	147,404
*	WideOpenWest, Inc.	12,561	144,326
#	World Wrestling Entertainment, Inc., Class A	9,617	813,791
*	Yelp, Inc.	22,392	705,572
*	Zedge, Inc., Class B	148	326
#*	Ziff Davis, Inc.	16,614	1,486,621
TOTAL COMMUNICATION SERVICES			404,780,451
CONSUMER DISCRETIONARY — (13.2%)
#	Cheesecake Factory, Inc.	600	23,550
*	1-800-Flowers.com, Inc., Class A	16,230	161,813
*	2U, Inc.	23,275	200,863
#	Aaron's Co., Inc.	9,065	132,802
*	Abercrombie & Fitch Co., Class A	29,451	852,901
	Academy Sports & Outdoors, Inc.	27,472	1,604,914
#	Acushnet Holdings Corp.	27,826	1,306,431
*	Adient PLC	21,238	956,135
	ADT, Inc.	149,532	1,314,386
#*	Adtalem Global Education, Inc.	43	1,642
	Advance Auto Parts, Inc.	22,246	3,387,621
*	Amazon.com, Inc.	768,916	79,298,307
	American Eagle Outfitters, Inc.	81,215	1,310,810
#*	America's Car-Mart, Inc.	3,515	302,782
*	Aptiv PLC	37,641	4,256,821
	Aramark	61,393	2,733,830
	Arko Corp.	39,867	334,484
#*	Asbury Automotive Group, Inc.	12,544	2,759,680
	Autoliv, Inc.	20,475	1,886,157

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	AutoNation, Inc.	31,553	$3,998,396
*	AutoZone, Inc.	2,759	6,728,787
	Bassett Furniture Industries, Inc.	1,000	19,360
	Bath & Body Works, Inc.	64,995	2,990,420
*	Beazer Homes USA, Inc.	16,885	276,407
	Best Buy Co., Inc.	80,094	7,105,940
#	Big Lots, Inc.	8,782	143,674
*	Biglari Holdings, Inc., Class A	4	3,200
*	BJ's Restaurants, Inc.	3,390	107,022
	Bloomin' Brands, Inc.	13,734	333,050
*	Booking Holdings, Inc.	6,552	15,948,223
*	Boot Barn Holdings, Inc.	10,800	901,692
	BorgWarner, Inc.	78,662	3,719,139
*	Bright Horizons Family Solutions, Inc.	208	15,970
#*	Brinker International, Inc.	3,076	121,379
	Brunswick Corp.	30,750	2,593,148
	Buckle, Inc.	27,372	1,204,368
#*	Burlington Stores, Inc.	9,063	2,082,949
#	Caleres, Inc.	13,300	346,066
	Camping World Holdings, Inc., Class A	14,706	373,679
*	Capri Holdings Ltd.	58,450	3,886,341
*	CarMax, Inc.	52,761	3,717,012
*	CarParts.com, Inc.	14,000	95,480
#	Carter's, Inc.	23,541	1,962,613
	Cato Corp., Class A	7,874	78,268
*	Cavco Industries, Inc.	3,956	1,052,692
	Century Communities, Inc.	26,771	1,638,385
*	Chegg, Inc.	34,093	707,771
#*	Chewy, Inc., Class A	12,822	577,759
*	Chico's FAS, Inc.	42,476	223,849
*	Children's Place, Inc.	6,364	288,735
*	Chipotle Mexican Grill, Inc.	2,066	3,401,421
*	Chuy's Holdings, Inc.	6,514	222,974
#*	Citi Trends, Inc.	4,712	148,334
	Columbia Sportswear Co.	22,033	2,112,965
#*	Conn's, Inc.	10,463	98,457
#*	Container Store Group, Inc.	12,515	65,203
	Cracker Barrel Old Country Store, Inc.	5,970	666,133
	Crown Crafts, Inc.	1,603	9,410
	Culp, Inc.	400	2,080
	Dana, Inc.	39,627	718,834
*	Dave & Buster's Entertainment, Inc.	2,953	128,013
*	Deckers Outdoor Corp.	8,861	3,787,900
*	Delta Apparel, Inc.	231	2,696
*	Denny's Corp.	6,774	81,424
#	Designer Brands, Inc., Class A	23,730	244,656
	Dick's Sporting Goods, Inc.	29,669	3,879,518
	Dillard's, Inc., Class A	7,368	2,897,908
#	Dine Brands Global, Inc.	2,815	217,628
	Dollar General Corp.	28,434	6,642,182
*	Dollar Tree, Inc.	41,170	6,182,911
	Domino's Pizza, Inc.	1,212	427,836
#*	Dorman Products, Inc.	6,159	597,793
	DR Horton, Inc.	155,179	15,314,616
#*	DraftKings, Inc., Class A	36,786	551,422
*	Duluth Holdings, Inc., Class B	2,885	19,185
	eBay, Inc.	169,942	8,412,129
#	El Pollo Loco Holdings, Inc.	8,900	109,203
#	Escalade, Inc.	1,044	12,966

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Ethan Allen Interiors, Inc.	10,184	$292,688
*	Etsy, Inc.	34,653	4,767,560
*	Everi Holdings, Inc.	14,851	257,962
*	Expedia Group, Inc.	23,991	2,742,171
*	Fiesta Restaurant Group, Inc.	521	4,418
*	Five Below, Inc.	14,838	2,925,015
	Flexsteel Industries, Inc.	1,661	31,991
#*	Floor & Decor Holdings, Inc., Class A	23,118	2,098,421
	Foot Locker, Inc.	44,928	1,954,817
	Ford Motor Co.	601,712	8,129,129
*	Fossil Group, Inc.	28,786	163,505
*	Fox Factory Holding Corp.	4,772	563,526
#	Franchise Group, Inc.	6,020	185,958
*	Frontdoor, Inc.	18,224	495,328
#*	Funko, Inc., Class A	10,642	128,768
	Gap, Inc.	125,447	1,702,316
	Garmin Ltd.	27,451	2,714,355
	General Motors Co.	151,676	5,963,900
*	Genesco, Inc.	5,487	264,967
	Gentex Corp.	51,510	1,520,060
#*	Gentherm, Inc.	9,394	699,195
	Genuine Parts Co.	44,561	7,478,227
*	G-III Apparel Group Ltd.	31,745	537,125
*	GoPro, Inc., Class A	33,816	207,968
	Graham Holdings Co., Class B	741	484,103
#*	Green Brick Partners, Inc.	19,788	617,386
#	Group 1 Automotive, Inc.	10,400	2,224,040
	Guess?, Inc.	39,648	918,644
	H&R Block, Inc.	12,980	505,960
	Hamilton Beach Brands Holding Co., Class A	2,900	37,555
#	Hanesbrands, Inc.	97,553	823,347
	Harley-Davidson, Inc.	81,149	3,735,288
	Hasbro, Inc.	53,656	3,174,826
	Haverty Furniture Cos., Inc.	9,089	317,388
*	Helen of Troy Ltd.	7,531	851,831
#	Hibbett, Inc.	7,948	527,429
*	Hilton Grand Vacations, Inc.	11,006	521,244
	Home Depot, Inc.	151,178	49,007,372
	Hooker Furnishings Corp.	4,239	89,273
*	Horizon Global Corp.	467	813
*	Hovnanian Enterprises, Inc., Class A	1,200	69,456
*	Hyatt Hotels Corp., Class A	3,975	433,752
	Installed Building Products, Inc.	15,704	1,728,853
#	International Game Technology PLC	41,844	1,106,774
#*	iRobot Corp.	9,694	436,230
	Jack in the Box, Inc.	5,360	407,253
	Johnson Outdoors, Inc., Class A	4,369	299,102
	KB Home	49,972	1,921,423
	Kohl's Corp.	61,631	1,994,995
#	Kontoor Brands, Inc.	18,995	907,201
*	Lakeland Industries, Inc.	1,175	17,014
#*	Lands' End, Inc.	28,308	255,621
*	Las Vegas Sands Corp.	8,669	511,471
	La-Z-Boy, Inc.	17,069	485,272
*	Lazydays Holdings, Inc.	3,490	46,033
#	LCI Industries	11,156	1,251,926
	Lear Corp.	20,731	3,022,165
#	Leggett & Platt, Inc.	53,067	1,940,130
	Lennar Corp., Class A	75,294	7,710,106

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	6,491	$560,563
*	Leslie's, Inc.	24,874	385,298
#	Levi Strauss & Co., Class A	19,663	361,799
#*	LGI Homes, Inc.	13,820	1,573,407
#	Lifetime Brands, Inc.	8,691	69,615
*	Light & Wonder, Inc.	8,548	557,757
*	Lincoln Educational Services Corp.	4,082	25,921
*	Liquidity Services, Inc.	12,769	191,407
	Lithia Motors, Inc.	20,800	5,474,560
	LKQ Corp.	61,522	3,627,337
*	LL Flooring Holdings, Inc.	6,809	41,263
#*	Lovesac Co.	3,397	87,439
	Lowe's Cos., Inc.	76,575	15,946,744
*	Lululemon Athletica, Inc.	25,431	7,804,265
*	M/I Homes, Inc.	4,720	282,256
	Macy's, Inc.	146,492	3,461,606
#*	Malibu Boats, Inc., Class A	9,170	555,610
	Marine Products Corp.	15,321	203,769
*	MarineMax, Inc.	9,769	305,281
*	MasterCraft Boat Holdings, Inc.	14,511	417,336
*	Mattel, Inc.	116,913	2,392,040
	McDonald's Corp.	66,182	17,697,067
	MDC Holdings, Inc.	34,275	1,294,224
*	Meritage Homes Corp.	7,013	755,230
	MGM Resorts International	8,144	337,243
*	Modine Manufacturing Co.	13,597	324,832
	Monro, Inc.	12,334	627,801
*	Motorcar Parts of America, Inc.	1,259	18,331
	Movado Group, Inc.	6,505	230,017
	Murphy USA, Inc.	13,683	3,722,187
	Nathan's Famous, Inc.	200	14,776
#*	National Vision Holdings, Inc.	26,510	1,089,561
*	Nautilus, Inc.	6,481	11,990
	Newell Brands, Inc.	138,193	2,205,560
	NIKE, Inc., Class B	247,014	31,452,293
*	Noodles & Co.	7,000	44,030
#	Nordstrom, Inc.	55,403	1,082,575
*	NVR, Inc.	1,342	7,072,340
*	ODP Corp.	22,416	1,156,666
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,019,303
#*	OneSpaWorld Holdings Ltd.	10,155	106,729
#*	OneWater Marine, Inc., Class A	1,092	35,752
*	O'Reilly Automotive, Inc.	8,979	7,114,511
#	Oxford Industries, Inc.	6,487	760,406
#	Papa John's International, Inc.	6,127	549,531
	Patrick Industries, Inc.	1,747	123,985
*	Penn Entertainment, Inc.	17,714	627,961
#	Penske Automotive Group, Inc.	36,841	4,709,017
#	PetMed Express, Inc.	3,207	68,886
#*	Planet Fitness, Inc., Class A	19,850	1,680,303
*	PlayAGS, Inc.	2,600	17,186
#	Polaris, Inc.	27,720	3,183,365
	Pool Corp.	6,611	2,549,268
	PulteGroup, Inc.	127,841	7,272,875
	PVH Corp.	23,408	2,104,379
#*	QuantumScape Corp.	12,361	105,192
*	Quotient Technology, Inc.	34,246	138,696
*	Qurate Retail, Inc., Class A	246,582	636,182
	Ralph Lauren Corp.	15,762	1,952,124

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	RCI Hospitality Holdings, Inc.	2,033	$184,576
	Rent-A-Center, Inc.	31,405	844,480
#*	Revolve Group, Inc.	10,625	303,238
#*	RH	4,587	1,431,098
#	Rocky Brands, Inc.	2,430	76,496
	Ross Stores, Inc.	76,712	9,066,591
	Ruth's Hospitality Group, Inc.	6,863	118,799
*	Sally Beauty Holdings, Inc.	48,656	758,061
	Service Corp. International	19,455	1,442,588
*	Shake Shack, Inc., Class A	3,930	223,538
	Shoe Carnival, Inc.	9,453	258,161
#	Signet Jewelers Ltd.	32,416	2,489,873
#*	Six Flags Entertainment Corp.	2,614	70,186
*	Skechers USA, Inc., Class A	30,771	1,481,624
*	Skyline Champion Corp.	25,852	1,523,975
*	Sleep Number Corp.	6,945	238,769
	Sonic Automotive, Inc., Class A	11,575	621,693
#*	Sonos, Inc.	25,569	471,492
*	Sportsman's Warehouse Holdings, Inc.	8,400	79,212
	Standard Motor Products, Inc.	4,500	182,070
	Starbucks Corp.	60,374	6,589,218
	Steven Madden Ltd.	21,062	755,073
#*	Stitch Fix, Inc., Class A	13,287	69,225
*	Stoneridge, Inc.	4,700	115,902
	Superior Group of Cos., Inc.	2,597	30,982
	Tapestry, Inc.	162,326	7,397,196
	Target Corp.	74,127	12,760,222
*	Taylor Morrison Home Corp.	85,510	3,061,258
	Tempur Sealy International, Inc.	55,341	2,255,146
*	Tesla, Inc.	289,302	50,112,892
	Texas Roadhouse, Inc.	8,309	834,473
#	Thor Industries, Inc.	25,440	2,425,195
*	Tilly's, Inc., Class A	9,904	87,749
	TJX Cos., Inc.	165,154	13,519,506
	Toll Brothers, Inc.	56,111	3,338,043
*	TopBuild Corp.	19,572	3,915,574
*	Topgolf Callaway Brands Corp.	28,064	687,287
	Tractor Supply Co.	28,413	6,477,880
	Travel & Leisure Co.	12,488	529,117
*	Tri Pointe Homes, Inc.	74,908	1,654,718
*	Tupperware Brands Corp.	10,331	45,766
*	Ulta Beauty, Inc.	14,001	7,195,954
*	Under Armour, Inc., Class A	57,805	716,204
#*	Under Armour, Inc., Class C	77,263	842,167
*	Unifi, Inc.	2,171	18,562
*	Universal Electronics, Inc.	3,365	78,842
*	Universal Technical Institute, Inc.	2,800	21,224
*	Urban Outfitters, Inc.	55,299	1,514,640
	Vail Resorts, Inc.	2,353	617,286
*	Vera Bradley, Inc.	19,800	117,810
	VF Corp.	97,011	3,001,520
*	Victoria's Secret & Co.	24,215	1,020,662
*	Visteon Corp.	9,352	1,462,092
#*	VOXX International Corp.	7,000	73,815
	Wendy's Co.	64,210	1,431,883
	Weyco Group, Inc.	1,334	36,312
	Whirlpool Corp.	26,185	4,074,124
#	Williams-Sonoma, Inc.	31,963	4,313,087
	Wingstop, Inc.	6,721	1,065,077

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winmark Corp.	1,315	$369,252
#	Winnebago Industries, Inc.	15,388	979,908
	Wolverine World Wide, Inc.	24,959	402,589
*	Wynn Resorts Ltd.	5,465	566,393
*	XPEL, Inc.	1,306	99,347
*	YETI Holdings, Inc.	28,759	1,287,253
	Yum! Brands, Inc.	33,004	4,307,352
††	Zagg, Inc.	2,300	207
#*	Zumiez, Inc.	11,415	294,849
TOTAL CONSUMER DISCRETIONARY			679,889,146
CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	41,338	876,366
	Alico, Inc.	390	10,335
	Andersons, Inc.	9,289	341,649
	B&G Foods, Inc.	4,822	67,604
*	BellRing Brands, Inc.	22,686	643,375
*	BJ's Wholesale Club Holdings, Inc.	41,223	2,987,431
*	Boston Beer Co., Inc. , Class A	1,743	677,347
#	Brown-Forman Corp., Class A	11,275	749,788
	Brown-Forman Corp., Class B	51,661	3,439,589
	Calavo Growers, Inc.	4,029	129,129
	Campbell Soup Co.	59,921	3,111,698
	Casey's General Stores, Inc.	15,950	3,762,764
#*	Celsius Holdings, Inc.	6,798	681,975
#*	Central Garden & Pet Co.	2,583	108,331
*	Central Garden & Pet Co., Class A	9,918	393,050
*	Chefs' Warehouse, Inc.	15,442	590,348
	Church & Dwight Co., Inc.	44,430	3,592,610
	Clorox Co.	17,421	2,520,644
	Coca-Cola Co.	564,445	34,611,767
	Coca-Cola Consolidated, Inc.	3,753	1,901,945
	Colgate-Palmolive Co.	86,541	6,449,901
	Constellation Brands, Inc., Class A	16,196	3,749,698
	Costco Wholesale Corp.	68,298	34,909,840
*	Coty, Inc., Class A	335,750	3,344,070
*	Darling Ingredients, Inc.	24,005	1,591,291
#*	Duckhorn Portfolio, Inc.	14,797	239,415
#	Edgewell Personal Care Co.	24,670	1,057,356
#*	elf Beauty, Inc.	17,014	979,156
	Energizer Holdings, Inc.	29,055	1,077,941
	Estee Lauder Cos., Inc., Class A	45,576	12,628,198
*	Farmer Bros Co.	700	3,416
	Flowers Foods, Inc.	42,641	1,180,729
#*	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	3,803	240,844
	General Mills, Inc.	101,237	7,932,931
*	Grocery Outlet Holding Corp.	29,683	902,066
#*	Hain Celestial Group, Inc.	34,947	717,112
*	Herbalife Nutrition Ltd.	30,154	529,806
*	Hostess Brands, Inc.	45,830	1,060,048
	Ingles Markets, Inc., Class A	6,895	655,025
#	Inter Parfums, Inc.	10,682	1,262,826
	J M Smucker Co.	24,158	3,691,342
	J&J Snack Foods Corp.	2,953	423,165
	John B. Sanfilippo & Son, Inc.	1,549	130,906
	Kellogg Co.	54,901	3,765,111
	Keurig Dr Pepper, Inc.	70,028	2,470,588
	Kraft Heinz Co.	101,455	4,111,971

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kroger Co.	234,479	$10,464,798
	Lamb Weston Holdings, Inc.	15,234	1,521,724
	Lancaster Colony Corp.	4,727	907,159
*	Lifecore Biomedical, Inc.	1,591	9,880
	Lifevantage Corp.	2,374	9,496
	McCormick & Co., Inc.	46,008	3,456,121
	McCormick & Co., Inc.	400	29,768
#	Medifast, Inc.	3,664	408,353
*	Monster Beverage Corp.	42,209	4,393,113
*	National Beverage Corp.	18,821	831,888
*	Natural Alternatives International, Inc.	1,014	8,883
	Natural Grocers by Vitamin Cottage, Inc.	2,440	24,229
	Natural Health Trends Corp.	187	873
*	Nature's Sunshine Products, Inc.	900	9,504
	Nu Skin Enterprises, Inc., Class A	24,658	1,057,335
#	Oil-Dri Corp. of America	489	17,746
#*	Olaplex Holdings, Inc.	25,362	160,034
	PepsiCo, Inc.	121,503	20,779,443
*	Performance Food Group Co.	49,651	3,044,599
*	Post Holdings, Inc.	14,585	1,384,846
	PriceSmart, Inc.	11,338	842,527
	Procter & Gamble Co.	284,218	40,466,959
#*	Seneca Foods Corp., Class A	504	31,500
*	Simply Good Foods Co.	18,795	682,259
	SpartanNash Co.	16,618	526,458
	Spectrum Brands Holdings, Inc.	29,095	1,974,969
#*	Sprouts Farmers Market, Inc.	58,387	1,865,465
	Sysco Corp.	88,788	6,877,518
#	Tootsie Roll Industries, Inc.	6,998	313,021
*	TreeHouse Foods, Inc.	11,515	557,671
*	U.S. Foods Holding Corp.	73,838	2,815,443
*	United Natural Foods, Inc.	32,392	1,348,155
	United-Guardian, Inc.	1,797	20,648
*	USANA Health Sciences, Inc.	9,227	539,226
#	Village Super Market, Inc., Class A	2,601	60,499
#*	Vital Farms, Inc.	7,632	134,171
	Walgreens Boots Alliance, Inc.	215,339	7,937,396
	Walmart, Inc.	225,585	32,454,914
#	Weis Markets, Inc.	12,018	1,037,634
*	Willamette Valley Vineyards, Inc.	304	1,905
TOTAL CONSUMER STAPLES			305,310,627
ENERGY — (2.2%)
	Adams Resources & Energy, Inc.	101	4,848
*	Alto Ingredients, Inc.	8,505	28,832
	Archrock, Inc.	171,289	1,697,474
	Baker Hughes Co.	199,606	6,335,494
	Cactus, Inc., Class A	16,888	913,810
#*	Centrus Energy Corp., Class A	6,752	277,170
	ChampionX Corp.	125,756	4,152,463
	Cheniere Energy, Inc.	15,362	2,347,160
#*	Clean Energy Fuels Corp.	84,049	475,717
#	Core Laboratories NV	22,033	564,045
	CVR Energy, Inc.	58,856	1,954,019
	Delek U.S. Holdings, Inc.	40,759	1,090,711
	DHT Holdings, Inc.	37,400	320,518
*	DMC Global, Inc.	7,575	172,255
#*	Dril-Quip, Inc.	40,627	1,247,655
*	DT Midstream, Inc.	33,519	1,832,149

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EnLink Midstream LLC	64,307	$817,985
#*	Expro Group Holdings NV	31,237	590,067
*	Forum Energy Technologies, Inc.	1,231	40,623
*	Geospace Technologies Corp.	3,600	17,136
*	Green Plains, Inc.	10,200	354,654
	Halliburton Co.	147,374	6,074,756
*	Helix Energy Solutions Group, Inc.	125,835	997,872
	Helmerich & Payne, Inc.	35,043	1,697,483
	HF Sinclair Corp.	45,278	2,576,318
	Kinder Morgan, Inc.	123,360	2,257,488
	Liberty Energy, Inc.	112,894	1,787,112
	Marathon Petroleum Corp.	114,922	14,769,775
*	Nabors Industries Ltd.	2,466	437,814
#*	Natural Gas Services Group, Inc.	14,200	162,590
*	Newpark Resources, Inc.	88,168	400,283
*	NexTier Oilfield Solutions, Inc.	139,651	1,315,512
	NOV, Inc.	195,609	4,780,684
*	Oceaneering International, Inc.	78,931	1,685,177
*	Oil States International, Inc.	64,778	554,500
	ONEOK, Inc.	54,026	3,699,700
	Patterson-UTI Energy, Inc.	81,836	1,374,845
	PBF Energy, Inc., Class A	75,441	3,167,768
	Phillips 66	27,979	2,805,454
#*	ProPetro Holding Corp.	76,296	759,145
*	REX American Resources Corp.	7,743	253,351
#	RPC, Inc.	98,238	974,521
	Schlumberger Ltd.	328,618	18,724,654
	Scorpio Tankers, Inc.	29,100	1,393,017
	Select Energy Services, Inc., Class A	65,163	572,131
	SFL Corp. Ltd.	403	4,103
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	51,150
#*	TechnipFMC PLC	273,545	3,799,540
*	Teekay Tankers Ltd., Class A	7,837	240,517
*	TETRA Technologies, Inc.	35,998	142,552
#	Texas Pacific Land Corp.	2,022	4,035,609
*	Tidewater, Inc.	17,914	777,468
#*	Transocean Ltd.	217,103	1,463,274
*	U.S. Silica Holdings, Inc.	10,175	124,542
*	Valaris Ltd.	9,586	696,327
	Valero Energy Corp.	21,407	2,997,622
*	Vitesse Energy, Inc.	3,040	48,518
*	Weatherford International PLC	30,708	1,746,671
	World Fuel Services Corp.	36,451	1,031,563
TOTAL ENERGY			115,616,191
FINANCIALS — (15.8%)
	1st Source Corp.	11,484	564,898
#*	Acacia Research Corp.	4,456	19,428
#	ACNB Corp.	674	26,522
	Affiliated Managers Group, Inc.	19,859	3,430,444
	Aflac, Inc.	150,014	11,026,029
	Allstate Corp.	73,107	9,392,056
	Ally Financial, Inc.	159,130	5,170,134
	A-Mark Precious Metals, Inc.	12,498	481,173
*	Ambac Financial Group, Inc.	20,291	338,048
	Amerant Bancorp, Inc.	4,467	124,361
	American Equity Investment Life Holding Co.	58,923	2,807,681
	American Express Co.	98,561	17,241,276
	American Financial Group, Inc.	37,198	5,304,063

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	218,404	$13,807,501
	American National Bankshares, Inc.	1,300	44,993
	Ameriprise Financial, Inc.	35,705	12,501,035
	Ameris Bancorp	18,224	859,444
	AMERISAFE, Inc.	13,084	720,667
	AmeriServ Financial, Inc.	3,000	12,090
#	Ames National Corp.	512	12,334
	Aon PLC, Class A	24,485	7,802,880
	Apollo Global Management, Inc.	97,074	6,870,898
*	Arch Capital Group Ltd.	109,663	7,056,814
	Ares Management Corp., Class A	16,927	1,404,772
	Argo Group International Holdings Ltd.	22,504	624,711
	Arrow Financial Corp.	1,919	63,154
	Arthur J Gallagher & Co.	14,220	2,783,138
	Artisan Partners Asset Management, Inc., Class A	23,280	857,170
*	AssetMark Financial Holdings, Inc.	14,527	385,547
	Associated Banc-Corp.	59,848	1,341,194
	Associated Capital Group, Inc., Class A	670	25,493
	Assurant, Inc.	18,171	2,409,293
	Assured Guaranty Ltd.	36,145	2,262,677
	Atlantic Union Bankshares Corp.	22,803	882,248
#*	Atlanticus Holdings Corp.	6,885	223,762
	Auburn National BanCorp, Inc.	400	9,560
*	Avantax, Inc.	3,816	111,198
	Axis Capital Holdings Ltd.	54,623	3,417,761
*	Axos Financial, Inc.	26,620	1,280,954
#	B. Riley Financial, Inc.	9,799	418,711
	Banc of California, Inc.	19,483	339,394
	BancFirst Corp.	11,358	978,265
*	Bancorp, Inc.	17,743	602,020
	Bank of America Corp.	441,396	15,660,730
	Bank of Hawaii Corp.	14,004	1,071,166
	Bank of Marin Bancorp	3,571	108,808
	Bank of New York Mellon Corp.	74,589	3,771,966
	Bank of NT Butterfield & Son Ltd.	8,736	279,203
#	Bank of South Carolina Corp.	350	5,751
	Bank OZK	32,500	1,484,275
	BankFinancial Corp.	1,550	15,640
	BankUnited, Inc.	36,351	1,368,252
	Bankwell Financial Group, Inc.	459	13,573
	Banner Corp.	14,810	960,132
	Bar Harbor Bankshares	1,356	42,131
	Berkshire Hills Bancorp, Inc.	19,061	591,844
	BGC Partners, Inc., Class A	122,947	534,819
	BlackRock, Inc.	22,460	17,051,857
	Blackstone, Inc.	79,987	7,675,553
	BOK Financial Corp.	21,201	2,130,700
	Bread Financial Holdings, Inc.	21,777	893,510
#*	Bridgewater Bancshares, Inc.	1,630	25,363
*	Brighthouse Financial, Inc.	35,415	1,992,802
	BrightSphere Investment Group, Inc.	13,581	318,474
	Brookline Bancorp, Inc.	33,846	442,699
	Brown & Brown, Inc.	44,099	2,582,437
#	Business First Bancshares, Inc.	925	19,185
#	Byline Bancorp, Inc.	12,751	316,225
	C&F Financial Corp.	202	12,320
	Cadence Bank	62,643	1,602,408
#	Cambridge Bancorp	1,038	83,040
	Camden National Corp.	5,650	238,599

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	15,701	$383,732
	Capital City Bank Group, Inc.	2,327	75,558
	Capital One Financial Corp.	62,410	7,426,790
	Capitol Federal Financial, Inc.	69,311	580,133
	Capstar Financial Holdings, Inc.	2,354	40,983
	Carlyle Group, Inc.	67,615	2,432,112
	Cathay General Bancorp	31,475	1,383,641
	Cboe Global Markets, Inc.	16,943	2,081,956
	Central Pacific Financial Corp.	7,522	169,997
	Central Valley Community Bancorp	1,512	37,649
#	CF Bankshares, Inc.	1,038	21,196
	Charles Schwab Corp.	154,552	11,965,416
	Chemung Financial Corp.	900	46,836
	Chubb Ltd.	71,520	16,270,085
	Cincinnati Financial Corp.	33,505	3,791,091
	Citigroup, Inc.	165,706	8,653,167
#	Citizens & Northern Corp.	1,544	36,531
	Citizens Financial Group, Inc.	84,994	3,681,940
*	Citizens, Inc.	4,745	11,388
	City Holding Co.	5,664	536,891
	Civista Bancshares, Inc.	2,072	44,962
	CME Group, Inc.	14,925	2,636,650
	CNA Financial Corp.	13,519	588,888
	CNB Financial Corp.	2,020	48,722
	CNO Financial Group, Inc.	7,390	190,366
*	Coastal Financial Corp.	1,753	80,060
	Codorus Valley Bancorp, Inc.	849	20,979
#	Cohen & Steers, Inc.	15,222	1,118,360
*	Coinbase Global, Inc., Class A	17,523	1,024,745
#	Colony Bankcorp, Inc.	989	12,748
#	Columbia Banking System, Inc.	28,100	868,571
#*	Columbia Financial, Inc.	45,214	897,498
	Comerica, Inc.	16,462	1,206,829
	Commerce Bancshares, Inc.	30,698	2,043,259
	Community Bank System, Inc.	15,227	878,750
	Community Financial Corp.	92	3,713
	Community Trust Bancorp, Inc.	5,088	219,191
	Community West Bancshares	1,400	20,720
	ConnectOne Bancorp, Inc.	20,355	483,838
#*	Consumer Portfolio Services, Inc.	2,632	26,452
	Cowen, Inc., Class A	8,579	333,552
	Crawford & Co., Class A	2,485	16,078
	Crawford & Co., Class B	3,005	18,451
#*	Credit Acceptance Corp.	6,608	3,057,125
	Cullen/Frost Bankers, Inc.	17,570	2,289,020
#	Curo Group Holdings Corp.	7,060	28,522
*	Customers Bancorp, Inc.	15,155	460,257
	CVB Financial Corp.	34,296	830,649
	Diamond Hill Investment Group, Inc.	1,753	330,318
	Dime Community Bancshares, Inc.	17,175	512,158
	Discover Financial Services	95,544	11,152,851
	Donegal Group, Inc., Class A	14,292	216,953
#*	Donnelley Financial Solutions, Inc.	13,002	593,021
	Eagle Bancorp, Inc.	13,350	633,991
	East West Bancorp, Inc.	37,101	2,913,171
	Eastern Bankshares, Inc.	32,108	519,186
#*	eHealth, Inc.	11,013	91,408
	Employers Holdings, Inc.	13,115	575,355
#*	Encore Capital Group, Inc.	16,937	943,730

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	17,477	$797,825
*	Enstar Group Ltd.	9,703	2,351,037
#	Enterprise Bancorp, Inc.	181	6,433
	Enterprise Financial Services Corp.	10,204	544,077
	Equitable Holdings, Inc.	198,126	6,353,901
	Equity Bancshares, Inc., Class A	500	14,925
	Erie Indemnity Co., Class A	14,677	3,586,325
	Esquire Financial Holdings, Inc.	910	42,351
	ESSA Bancorp, Inc.	1,868	38,294
	Essent Group Ltd.	48,964	2,155,885
	Evercore, Inc., Class A	22,001	2,855,950
	Everest Re Group Ltd.	11,093	3,879,111
#*	EZCORP, Inc., Class A	7,270	66,230
	F&G Annuities & Life, Inc.	14,226	305,290
	FactSet Research Systems, Inc.	3,827	1,618,591
	Farmers & Merchants Bancorp, Inc.	657	18,692
	Farmers National Banc Corp.	1,526	21,944
	FB Financial Corp.	17,408	653,844
#	Federal Agricultural Mortgage Corp., Class C	4,638	616,715
	Federated Hermes, Inc.	40,734	1,600,846
	Fidelity National Financial, Inc.	209,213	9,211,648
	Fifth Third Bancorp	66,107	2,399,023
#	Financial Institutions, Inc.	3,311	81,815
	First American Financial Corp.	72,358	4,476,789
	First Bancorp	12,632	503,385
	First BanCorp	90,917	1,222,834
	First Bancorp, Inc.	1,624	48,168
	First Bancshares, Inc.	3,312	101,513
	First Bank	1,208	16,344
	First Busey Corp.	25,205	601,643
	First Business Financial Services, Inc.	1,369	49,010
	First Capital, Inc.	400	10,420
	First Citizens BancShares, Inc., Class A	2,816	2,189,947
#	First Commonwealth Financial Corp.	38,311	563,555
	First Community Bankshares, Inc.	2,068	67,231
	First Community Corp.	1,506	30,963
	First Financial Bancorp	41,503	1,051,271
	First Financial Bankshares, Inc.	35,617	1,268,678
	First Financial Corp.	1,687	75,780
	First Financial Northwest, Inc.	1,300	19,565
	First Foundation, Inc.	16,008	248,604
#	First Guaranty Bancshares, Inc.	665	14,570
	First Hawaiian, Inc.	47,843	1,312,812
	First Horizon Corp.	145,965	3,609,714
	First Internet Bancorp	909	23,898
	First Interstate BancSystem, Inc., Class A	21,931	786,884
	First Merchants Corp.	16,791	715,968
	First Mid Bancshares, Inc.	350	11,246
	First Northwest Bancorp	817	12,378
	First of Long Island Corp.	12,744	225,059
	First Republic Bank	34,228	4,822,041
	First Savings Financial Group, Inc.	714	14,194
	First U.S. Bancshares, Inc.	700	6,587
	First United Corp.	402	7,815
*	First Western Financial, Inc.	900	23,625
	FirstCash Holdings, Inc.	15,361	1,415,977
	Flushing Financial Corp.	19,193	368,314
	FNB Corp.	120,154	1,714,598
	Franklin Financial Services Corp.	387	12,868

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Franklin Resources, Inc.	72,665	$2,267,148
	FS Bancorp, Inc.	1,212	43,571
	Fulton Financial Corp.	69,584	1,164,140
*	Genworth Financial, Inc., Class A	310,878	1,716,047
	German American Bancorp, Inc.	7,528	289,979
	Glacier Bancorp, Inc.	33,709	1,536,793
	Globe Life, Inc.	30,289	3,660,426
	Goldman Sachs Group, Inc.	44,901	16,425,235
#*	Goosehead Insurance, Inc., Class A	896	34,989
	Great Southern Bancorp, Inc.	5,348	312,537
*	Green Dot Corp., Class A	22,267	402,587
	Greene County Bancorp, Inc.	3,316	162,318
#	Greenhill & Co., Inc.	3,044	42,068
#*	Greenlight Capital Re Ltd., Class A	12,078	118,968
	Guaranty Bancshares, Inc.	581	19,161
#	Hamilton Lane, Inc., Class A	7,221	562,227
	Hancock Whitney Corp.	18,226	938,274
	Hanmi Financial Corp.	5,958	138,762
	Hanover Insurance Group, Inc.	20,422	2,748,393
	HarborOne Bancorp, Inc.	17,022	232,180
	Hartford Financial Services Group, Inc.	150,635	11,690,782
	Hawthorn Bancshares, Inc.	686	16,519
#	HCI Group, Inc.	3,180	159,668
	Heartland Financial USA, Inc.	16,470	814,771
#	Hennessy Advisors, Inc.	1,267	12,252
	Heritage Commerce Corp.	16,589	201,059
	Heritage Financial Corp.	12,193	347,866
	Hilltop Holdings, Inc.	10,662	348,647
#	Hingham Institution For Savings	221	64,607
	HMN Financial, Inc.	600	13,098
	Home Bancorp, Inc.	196	7,526
	Home BancShares, Inc.	56,950	1,359,396
	HomeStreet, Inc.	7,899	217,775
	HomeTrust Bancshares, Inc.	2,385	64,395
	Hope Bancorp, Inc.	80,520	1,037,903
	Horace Mann Educators Corp.	20,657	735,596
	Horizon Bancorp, Inc.	18,244	285,336
	Houlihan Lokey, Inc.	17,924	1,775,731
	Huntington Bancshares, Inc.	35,041	531,572
#	IF Bancorp, Inc.	1,300	23,394
	Independent Bank Corp.	14,596	1,163,155
	Independent Bank Corp.	6,401	141,910
	Independent Bank Group, Inc.	11,179	685,273
	Interactive Brokers Group, Inc., Class A	8,838	706,510
	Intercontinental Exchange, Inc.	24,428	2,627,231
	International Bancshares Corp.	24,898	1,166,969
	Invesco Ltd.	120,175	2,224,439
	Investar Holding Corp.	440	9,174
	Investors Title Co.	67	10,854
	James River Group Holdings Ltd.	21,155	479,372
	Janus Henderson Group PLC	73,993	1,917,899
	Jefferies Financial Group, Inc.	25,833	1,014,720
	JPMorgan Chase & Co.	356,030	49,829,959
#	Kearny Financial Corp.	33,320	312,542
	Kemper Corp.	30,748	1,805,830
	KeyCorp	101,323	1,944,388
	Kinsale Capital Group, Inc.	5,810	1,617,736
	KKR & Co., Inc.	53,126	2,964,962
	Lake Shore Bancorp, Inc.	663	8,347

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Bancorp, Inc.	20,224	$389,716
#	Lakeland Financial Corp.	7,937	561,225
	Landmark Bancorp, Inc.	526	11,740
	Lazard Ltd., Class A	47,107	1,888,049
	LCNB Corp.	117	2,135
*	LendingClub Corp.	36,786	356,456
*	LendingTree, Inc.	2,645	104,901
	Limestone Bancorp, Inc.	1,000	25,920
	Lincoln National Corp.	70,131	2,484,741
	Live Oak Bancshares, Inc.	12,621	432,017
	Loews Corp.	5,495	337,833
	LPL Financial Holdings, Inc.	34,091	8,083,658
	Luther Burbank Corp.	1,713	20,111
	M&T Bank Corp.	26,721	4,168,476
	Macatawa Bank Corp.	3,313	36,509
#	Magyar Bancorp, Inc.	1,343	17,284
*	Maiden Holdings Ltd.	26,869	63,680
	MainStreet Bancshares, Inc.	515	14,781
*	Malvern Bancorp, Inc.	515	9,059
*	Markel Corp.	2,439	3,436,502
	MarketAxess Holdings, Inc.	6,426	2,338,100
	Marsh & McLennan Cos., Inc.	44,447	7,774,225
*	MBIA, Inc.	3,063	39,850
	Mercantile Bank Corp.	3,791	130,145
	Merchants Bancorp	19,746	568,092
	Mercury General Corp.	35,359	1,263,377
	Meridian Corp.	1,050	33,442
	MetLife, Inc.	97,079	7,088,709
*	Metropolitan Bank Holding Corp.	2,400	142,512
	MGIC Investment Corp.	147,516	2,082,926
	Mid Penn Bancorp, Inc.	810	25,491
	Middlefield Banc Corp.	954	25,949
	Midland States Bancorp, Inc.	11,651	296,867
	MidWestOne Financial Group, Inc.	5,831	181,636
#	Moelis & Co., Class A	26,479	1,237,893
	Moody's Corp.	26,783	8,644,213
	Morgan Stanley	203,317	19,788,844
	Morningstar, Inc.	12,452	3,024,342
*	Mr Cooper Group, Inc.	33,693	1,549,541
	MSCI, Inc.	11,059	5,878,522
	MVB Financial Corp.	945	20,866
	Nasdaq, Inc.	48,186	2,900,315
	National Bank Holdings Corp., Class A	12,016	507,436
	National Bankshares, Inc.	507	20,564
#	National Western Life Group, Inc., Class A	1,264	349,875
	Navient Corp.	103,670	1,966,620
	NBT Bancorp, Inc.	11,802	463,937
	Nelnet, Inc., Class A	13,645	1,302,961
#	New York Community Bancorp, Inc.	499,867	4,993,671
*	NI Holdings, Inc.	962	12,747
*	Nicholas Financial, Inc.	2,510	16,817
#*	Nicolet Bankshares, Inc.	3,267	238,132
*	NMI Holdings, Inc., Class A	40,576	942,580
	Northeast Bank	1,100	51,920
	Northern Trust Corp.	36,686	3,557,441
	Northfield Bancorp, Inc.	39,316	587,774
	Northrim BanCorp, Inc.	383	20,502
	Northwest Bancshares, Inc.	62,183	879,268
	Norwood Financial Corp.	600	20,610

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Oak Valley Bancorp	817	$20,686
	OceanFirst Financial Corp.	43,816	1,048,079
*	Ocwen Financial Corp.	3,051	109,836
	OFG Bancorp	19,192	543,326
	Ohio Valley Banc Corp.	243	6,335
	Old National Bancorp	117,993	2,064,877
	Old Point Financial Corp.	189	4,491
	Old Republic International Corp.	160,655	4,239,685
	Old Second Bancorp, Inc.	1,641	27,881
	OneMain Holdings, Inc.	60,968	2,630,160
*	Open Lending Corp., Class A	8,122	71,230
	Oppenheimer Holdings, Inc., Class A	4,778	227,481
	Origin Bancorp, Inc.	5,668	212,550
	Orrstown Financial Services, Inc.	1,386	34,303
	Pacific Premier Bancorp, Inc.	22,240	719,242
	PacWest Bancorp	44,953	1,243,400
*	Palomar Holdings, Inc.	7,865	401,980
	Park National Corp.	5,221	653,930
#	Parke Bancorp, Inc.	661	13,686
	Pathfinder Bancorp, Inc.	900	17,019
	Pathward Financial, Inc.	11,998	595,341
#	PCB Bancorp	653	12,126
	Peapack-Gladstone Financial Corp.	2,215	82,154
	Penns Woods Bancorp, Inc.	853	22,852
	PennyMac Financial Services, Inc.	17,013	1,147,016
	Peoples Bancorp of North Carolina, Inc.	1,287	42,728
#	Peoples Bancorp, Inc.	6,928	205,554
	Peoples Financial Services Corp.	500	25,490
	Pinnacle Financial Partners, Inc.	21,604	1,700,883
	Piper Sandler Cos.	7,407	1,052,535
	PJT Partners, Inc., Class A	4,492	359,495
	Plumas Bancorp	646	26,480
	PNC Financial Services Group, Inc.	20,167	3,336,227
#*	Ponce Financial Group, Inc.	1,223	11,129
	Popular, Inc.	31,365	2,152,894
*	PRA Group, Inc.	19,003	764,681
	Preferred Bank	5,125	364,541
	Premier Financial Corp.	16,625	415,957
	Primerica, Inc.	19,688	3,184,534
	Primis Financial Corp.	239	2,830
	Princeton Bancorp, Inc.	708	24,313
	Principal Financial Group, Inc.	101,920	9,432,696
	ProAssurance Corp.	30,967	600,450
*	PROG Holdings, Inc.	18,130	404,118
	Progressive Corp.	56,179	7,660,007
	Prosperity Bancshares, Inc.	26,448	2,006,345
	Provident Bancorp, Inc.	1,077	9,715
	Provident Financial Holdings, Inc.	990	14,068
	Provident Financial Services, Inc.	37,760	885,850
	Prudential Financial, Inc.	98,261	10,311,509
	QCR Holdings, Inc.	7,184	377,591
	Radian Group, Inc.	77,752	1,718,319
	Raymond James Financial, Inc.	50,785	5,727,024
	RBB Bancorp	2,496	50,269
	Regional Management Corp.	1,439	49,631
	Regions Financial Corp.	96,306	2,267,043
	Reinsurance Group of America, Inc.	21,490	3,261,537
	RenaissanceRe Holdings Ltd.	18,543	3,628,680
	Renasant Corp.	26,864	955,821

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	2,095	$94,233
	Richmond Mutual BanCorp, Inc.	1,351	17,590
	RLI Corp.	19,744	2,615,093
*	Robinhood Markets, Inc., Class A	217,453	2,263,686
	S&P Global, Inc.	30,974	11,613,392
	S&T Bancorp, Inc.	16,318	593,649
	Safety Insurance Group, Inc.	8,226	694,192
#	Salisbury Bancorp, Inc.	1,600	44,848
	Sandy Spring Bancorp, Inc.	20,416	690,061
	SB Financial Group, Inc.	1,702	27,811
#	Seacoast Banking Corp. of Florida	18,946	608,356
*	Security National Financial Corp., Class A	1,045	7,534
	SEI Investments Co.	53,115	3,315,969
	Selective Insurance Group, Inc.	26,664	2,533,080
	ServisFirst Bancshares, Inc.	16,346	1,114,470
	Shore Bancshares, Inc.	2,956	51,671
	Sierra Bancorp	1,779	37,466
	Signature Bank	9,397	1,211,743
	Silvercrest Asset Management Group, Inc., Class A	953	18,012
	Simmons First National Corp., Class A	49,391	1,101,913
#*	SiriusPoint Ltd.	117,206	889,594
	SLM Corp.	138,971	2,441,720
	SmartFinancial, Inc.	900	24,273
	Sound Financial Bancorp, Inc.	200	7,970
*	Southern First Bancshares, Inc.	700	29,463
	Southern Missouri Bancorp, Inc.	700	33,894
	Southside Bancshares, Inc.	11,359	430,279
	SouthState Corp.	31,029	2,469,908
	State Street Corp.	31,595	2,885,571
	Stellar Bancorp, Inc.	14,412	405,121
*	Sterling Bancorp, Inc.	2,334	14,214
#	Stewart Information Services Corp.	15,213	726,725
	Stifel Financial Corp.	32,104	2,164,131
	Stock Yards Bancorp, Inc.	8,129	487,415
*	StoneX Group, Inc.	6,136	539,232
	Summit Financial Group, Inc.	488	12,664
#	Summit State Bank	922	14,651
*	SVB Financial Group	12,707	3,843,105
	Synchrony Financial	264,403	9,711,522
	Synovus Financial Corp.	40,986	1,719,363
	T Rowe Price Group, Inc.	50,624	5,896,177
	Territorial Bancorp, Inc.	1,317	31,634
*	Texas Capital Bancshares, Inc.	19,486	1,287,440
#	TFS Financial Corp.	49,800	709,650
	Timberland Bancorp, Inc.	618	20,579
	Tiptree, Inc.	5,883	88,304
	Tompkins Financial Corp.	5,586	420,793
#	Towne Bank	18,319	558,180
	Tradeweb Markets, Inc., Class A	5,958	444,109
	Travelers Cos., Inc.	89,983	17,197,551
	TriCo Bancshares	9,493	479,871
*	Triumph Financial, Inc.	9,377	522,580
	Truist Financial Corp.	83,260	4,112,211
	TrustCo Bank Corp. NY	14,125	507,229
	Trustmark Corp.	23,825	693,784
	U.S. Bancorp	51,247	2,552,101
	UMB Financial Corp.	19,051	1,718,210
	Umpqua Holdings Corp.	95,453	1,737,245
#	United Bancorp, Inc.	1,200	17,340

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	300	$5,970
	United Bankshares, Inc.	50,371	2,024,914
	United Community Banks, Inc.	32,621	1,061,487
	United Fire Group, Inc.	21,363	672,721
	United Security Bancshares	442	3,492
	Unity Bancorp, Inc.	600	15,882
#	Universal Insurance Holdings, Inc.	17,456	222,389
	Univest Financial Corp.	13,273	360,362
	Unum Group	104,966	4,411,721
	Valley National Bancorp	160,043	1,901,311
	Value Line, Inc.	245	12,669
	Veritex Holdings, Inc.	18,594	523,421
	Victory Capital Holdings, Inc., Class A	11,232	332,916
	Virtu Financial, Inc., Class A	53,574	1,034,514
	Virtus Investment Partners, Inc.	3,246	697,500
#	Voya Financial, Inc.	54,136	3,777,069
	W R Berkley Corp.	99,418	6,973,179
	Walker & Dunlop, Inc.	19,179	1,829,293
	Washington Federal, Inc.	31,040	1,100,678
#	Washington Trust Bancorp, Inc.	5,572	238,314
	Waterstone Financial, Inc.	8,901	143,306
	Webster Financial Corp.	66,322	3,491,853
	Wells Fargo & Co.	251,527	11,789,070
	WesBanco, Inc.	15,851	589,182
	West BanCorp, Inc.	2,622	57,422
	Westamerica BanCorp	9,110	506,152
	Western Alliance Bancorp	29,295	2,207,964
	Western New England Bancorp, Inc.	2,300	22,425
	White Mountains Insurance Group Ltd.	1,380	2,108,585
	Willis Towers Watson PLC	24,666	6,269,851
	Wintrust Financial Corp.	20,536	1,878,428
#	WisdomTree, Inc.	69,753	401,777
#*	World Acceptance Corp.	3,007	287,830
	WSFS Financial Corp.	24,165	1,167,411
	WVS Financial Corp.	100	1,395
	Zions Bancorp NA	42,923	2,281,787
TOTAL FINANCIALS			814,406,335
HEALTH CARE — (14.5%)
	Abbott Laboratories	97,794	10,811,127
	AbbVie, Inc.	269,102	39,759,820
*	Acadia Healthcare Co., Inc.	19,826	1,665,781
*	ACADIA Pharmaceuticals, Inc.	13,168	250,587
*	Accuray, Inc.	46,485	117,142
††	Achillion Pharmaceuticals, Inc.	15,963	22,827
*	Addus HomeCare Corp.	2,823	303,529
	Agilent Technologies, Inc.	42,082	6,399,831
#*	Agiliti, Inc.	3,813	70,350
#*	Agios Pharmaceuticals, Inc.	11,540	340,199
#*	Akero Therapeutics, Inc.	7,764	384,318
*	Albireo Pharma, Inc.	3,349	149,566
*	Align Technology, Inc.	8,240	2,222,575
*	Allakos, Inc.	5,521	41,021
#*	Allogene Therapeutics, Inc.	19,929	153,852
*	Alnylam Pharmaceuticals, Inc.	8,297	1,878,441
*	Amedisys, Inc.	6,299	608,861
#*	American Well Corp., Class A	26,956	107,015
	AmerisourceBergen Corp.	57,743	9,756,257
	Amgen, Inc.	87,600	22,110,240

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	20,154	$1,931,559
*	Amneal Pharmaceuticals, Inc.	40,935	90,057
*	Amphastar Pharmaceuticals, Inc.	11,078	335,220
#*	AnaptysBio, Inc.	12,900	321,081
*	AngioDynamics, Inc.	23,477	305,671
#*	ANI Pharmaceuticals, Inc.	589	26,346
*	Anika Therapeutics, Inc.	9,935	308,084
*	Annexon, Inc.	3,800	27,132
#*	Apollo Medical Holdings, Inc.	9,238	329,242
*	Arcus Biosciences, Inc.	15,806	341,884
*	Arcutis Biotherapeutics, Inc.	2,908	48,186
#*	Artivion, Inc.	22,598	294,678
*	Atara Biotherapeutics, Inc.	21,615	109,588
*	AtriCure, Inc.	13,771	596,009
#	Atrion Corp.	613	421,315
*	Avanos Medical, Inc.	19,966	611,758
*	Avantor, Inc.	135,522	3,238,976
#*	Avidity Biosciences, Inc.	7,783	184,457
*	AxoGen, Inc.	9,935	94,084
*	Axonics, Inc.	11,260	691,364
	Azenta, Inc.	8,961	500,920
#*	Beam Therapeutics, Inc.	12,078	524,789
	Becton Dickinson & Co.	15,984	4,031,484
*	Biogen, Inc.	37,288	10,847,079
*	BioMarin Pharmaceutical, Inc.	24,990	2,882,596
*	Bio-Rad Laboratories, Inc., Class A	2,948	1,378,072
	Bio-Techne Corp.	21,336	1,699,626
*	Bluebird Bio, Inc.	26,792	170,129
*	Boston Scientific Corp.	122,785	5,678,806
	Bristol-Myers Squibb Co.	389,492	28,296,594
	Bruker Corp.	45,795	3,211,145
#*	Cara Therapeutics, Inc.	4,264	49,804
	Cardinal Health, Inc.	111,344	8,601,324
*	Cardiovascular Systems, Inc.	11,173	155,752
*	Catalent, Inc.	16,040	858,942
*	Catalyst Pharmaceuticals, Inc.	22,500	348,525
*	Celldex Therapeutics, Inc.	3,355	147,821
*	Centene Corp.	93,525	7,130,346
*	Certara, Inc.	16,478	319,673
*	Charles River Laboratories International, Inc.	7,893	1,919,972
	Chemed Corp.	2,171	1,096,659
*	Chimerix, Inc.	1,790	3,168
*	Chinook Therapeutics, Inc.	8,025	202,792
	Cigna Corp.	68,560	21,710,895
*	Codexis, Inc.	11,800	72,570
#*	Collegium Pharmaceutical, Inc.	5,728	160,842
*	Community Health Systems, Inc.	15,500	80,910
*	Computer Programs & Systems, Inc.	7,089	208,275
#	CONMED Corp.	8,123	777,858
	Contra Abiomed, Inc.	5,835	5,952
	Cooper Cos., Inc.	3,980	1,388,741
#*	Corcept Therapeutics, Inc.	6,953	158,946
*	CorVel Corp.	8,512	1,516,498
#*	Crinetics Pharmaceuticals, Inc.	2,525	49,515
#*	CRISPR Therapeutics AG	21,318	1,087,644
*	Cross Country Healthcare, Inc.	12,756	353,979
#*	CryoPort, Inc.	1,026	23,424
*	Cue Biopharma, Inc.	13,497	46,160
*	Cumberland Pharmaceuticals, Inc.	1,705	4,604

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Cutera, Inc.	1,819	$63,356
	CVS Health Corp.	249,508	22,011,596
*	Cymabay Therapeutics, Inc.	8,753	73,438
	Danaher Corp.	70,075	18,526,428
*	DaVita, Inc.	23,310	1,920,511
*	Day One Biopharmaceuticals, Inc.	2,276	49,549
*	Deciphera Pharmaceuticals, Inc.	14,125	240,266
*	Denali Therapeutics, Inc.	23,439	709,499
	DENTSPLY SIRONA, Inc.	45,967	1,692,965
*	DexCom, Inc.	21,560	2,308,860
#*	Dynavax Technologies Corp.	20,641	234,895
*	Eagle Pharmaceuticals, Inc.	6,161	209,104
#*	Editas Medicine, Inc.	20,664	204,367
*	Edwards Lifesciences Corp.	55,725	4,274,107
*	Elanco Animal Health, Inc.	92,378	1,268,350
*	Electromed, Inc.	2,300	24,817
	Elevance Health, Inc.	44,081	22,040,059
	Eli Lilly & Co.	56,199	19,340,886
#	Embecta Corp.	4,135	109,123
*	Emergent BioSolutions, Inc.	13,585	179,186
*	Enanta Pharmaceuticals, Inc.	4,594	245,228
	Encompass Health Corp.	17,304	1,080,635
*	Enhabit, Inc.	8,652	132,895
*	Enovis Corp.	13,512	850,580
*	Envista Holdings Corp.	46,144	1,799,155
*	Enzo Biochem, Inc.	1,646	2,206
*	Evolent Health, Inc., Class A	32,987	1,062,841
#*	Exact Sciences Corp.	8,877	599,375
*	Exelixis, Inc.	15,512	273,321
#*	EyePoint Pharmaceuticals, Inc.	6,721	31,320
*	Fate Therapeutics, Inc.	9,893	58,962
*	FONAR Corp.	776	13,991
#*	Fulgent Genetics, Inc.	2,506	84,653
#*	G1 Therapeutics, Inc.	10,684	85,258
*	GE HealthCare Technologies, Inc.	22,336	1,552,799
#*	Generation Bio Co.	2,670	15,753
	Gilead Sciences, Inc.	315,769	26,505,650
*	Glaukos Corp.	6,343	311,124
#*	Globus Medical, Inc., Class A	18,969	1,432,159
*	Haemonetics Corp.	14,275	1,207,665
*	Halozyme Therapeutics, Inc.	24,085	1,246,880
#*	Harvard Bioscience, Inc.	3,317	9,885
	HCA Healthcare, Inc.	12,611	3,216,688
*	Health Catalyst, Inc.	9,032	125,545
*	HealthEquity, Inc.	26,202	1,594,392
*	HealthStream, Inc.	14,850	359,073
*	Henry Schein, Inc.	46,308	3,989,434
#*	Heska Corp.	2,685	240,146
*	Hologic, Inc.	93,507	7,608,665
*	Horizon Therapeutics PLC	6,435	706,048
	Humana, Inc.	23,154	11,847,902
*	Ideaya Biosciences, Inc.	10,150	172,855
*	IDEXX Laboratories, Inc.	1,371	658,765
*	Illumina, Inc.	20,487	4,388,315
*	Immunovant, Inc.	5,583	99,210
#*	Inari Medical, Inc.	2,037	116,211
*	Incyte Corp.	29,206	2,486,599
*	InfuSystem Holdings, Inc.	2,116	21,202
*	Innoviva, Inc.	14,687	185,791

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Inogen, Inc.	5,653	$131,884
*	Insulet Corp.	7,670	2,203,744
*	Integer Holdings Corp.	12,489	821,901
*	Integra LifeSciences Holdings Corp.	18,336	1,050,653
*	Intellia Therapeutics, Inc.	11,057	469,259
*	Intra-Cellular Therapies, Inc.	15,108	723,975
*	Intuitive Surgical, Inc.	21,266	5,224,844
*	Ionis Pharmaceuticals, Inc.	27,047	1,078,364
*	Iovance Biotherapeutics, Inc.	13,499	107,452
*	IQVIA Holdings, Inc.	33,100	7,593,471
	iRadimed Corp.	1,652	61,785
*	Ironwood Pharmaceuticals, Inc.	56,634	652,424
*	IVERIC bio, Inc.	21,365	493,532
*	Jazz Pharmaceuticals PLC	4,101	642,463
	Johnson & Johnson	335,253	54,787,045
*	Joint Corp.	1,721	31,271
*	Kezar Life Sciences, Inc.	300	2,151
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	100,367
#*	Krystal Biotech, Inc.	7,585	630,465
*	Kura Oncology, Inc.	10,428	144,115
#*	Kymera Therapeutics, Inc.	4,504	168,360
	Laboratory Corp. of America Holdings	20,313	5,121,314
*	Lantheus Holdings, Inc.	22,886	1,315,945
#	LeMaitre Vascular, Inc.	5,455	257,367
*	LENSAR, Inc.	1,319	3,878
#*	Lexicon Pharmaceuticals, Inc.	7,175	16,072
*	LHC Group, Inc.	7,898	1,252,623
*	LivaNova PLC	13,536	760,723
*	MacroGenics, Inc.	13,803	79,643
*	Maravai LifeSciences Holdings, Inc., Class A	2,430	35,624
*	Masimo Corp.	10,479	1,782,268
	McKesson Corp.	22,124	8,377,916
*	Medpace Holdings, Inc.	8,275	1,829,354
	Medtronic PLC	142,929	11,961,728
	Merck & Co., Inc.	239,442	25,718,465
#*	Meridian Bioscience, Inc.	9,117	309,978
*	Merit Medical Systems, Inc.	17,637	1,258,400
#*	Merrimack Pharmaceuticals, Inc.	2,200	25,498
*	Mersana Therapeutics, Inc.	5,538	36,440
#	Mesa Laboratories, Inc.	573	111,471
*	Mettler-Toledo International, Inc.	3,222	4,939,068
*	Mirati Therapeutics, Inc.	12,882	688,028
*	Moderna, Inc.	53,652	9,445,971
*	ModivCare, Inc.	3,946	423,248
*	Molina Healthcare, Inc.	18,112	5,647,865
#*	Morphic Holding, Inc.	2,364	77,374
*	Myriad Genetics, Inc.	17,325	341,649
	National Research Corp.	4,399	204,202
*	Neogen Corp.	44,956	962,508
*	NeoGenomics, Inc.	36,794	437,113
*	Neurocrine Biosciences, Inc.	3,175	352,203
*	NextGen Healthcare, Inc.	28,664	545,189
#*	Novocure Ltd.	7,457	679,929
#*	NuVasive, Inc.	9,033	411,905
*	Omnicell, Inc.	9,633	534,343
#*	OPKO Health, Inc.	82,209	106,050
#*	OptimizeRx Corp.	2,546	45,701
*	Option Care Health, Inc.	50,018	1,444,020
*	OraSure Technologies, Inc.	11,284	62,965

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Organon & Co.	45,296	$1,364,768
*	Orthofix Medical, Inc.	120	2,596
#*	OrthoPediatrics Corp.	3,500	164,955
	Owens & Minor, Inc.	34,940	689,716
*	Pacific Biosciences of California, Inc.	45,644	506,192
*	Pacira BioSciences, Inc.	1,924	75,555
*††	PDL BioPharma, Inc.	17,391	42,608
*	PDS Biotechnology Corp.	5,700	47,481
*	Pediatrix Medical Group, Inc.	55,060	845,171
*	Pennant Group, Inc.	2,661	34,433
#*	Penumbra, Inc.	4,257	1,065,995
	PerkinElmer, Inc.	30,258	4,161,383
	Perrigo Co. PLC	30,388	1,137,119
*	PetIQ, Inc.	4,300	50,912
	Pfizer, Inc.	402,279	17,764,641
*	Phreesia, Inc.	1,985	74,418
#*	PMV Pharmaceuticals, Inc.	6,785	55,637
	Premier, Inc., Class A	47,320	1,578,595
*	Prestige Consumer Healthcare, Inc.	6,317	415,406
*	Pro-Dex, Inc.	1,452	24,684
*	Progyny, Inc.	9,662	332,276
*	Protagonist Therapeutics, Inc.	8,401	111,649
*	Prothena Corp. PLC	14,364	812,284
	Psychemedics Corp.	600	3,360
#*	Quanterix Corp.	3,651	51,589
	Quest Diagnostics, Inc.	21,241	3,153,864
*	QuidelOrtho Corp.	1,694	145,023
*	RadNet, Inc.	11,558	243,296
#*	RAPT Therapeutics, Inc.	237	6,885
*	Regeneron Pharmaceuticals, Inc.	18,147	13,763,955
*	REGENXBIO, Inc.	16,403	380,714
*	Relay Therapeutics, Inc.	17,666	379,112
#*	Repligen Corp.	7,789	1,443,302
*	Replimune Group, Inc.	12,671	352,887
	ResMed, Inc.	23,077	5,270,094
*	REVOLUTION Medicines, Inc.	12,874	344,251
#*	Rhythm Pharmaceuticals, Inc.	8,744	239,148
*	Rocket Pharmaceuticals, Inc.	10,114	219,777
	Royalty Pharma PLC, Class A	7,473	292,867
*	Sage Therapeutics, Inc.	19,175	850,219
*	Sangamo Therapeutics, Inc.	74,347	259,471
*	Sarepta Therapeutics, Inc.	809	101,101
#*	Schrodinger, Inc.	16,165	390,870
*	Seagen, Inc.	16,197	2,259,158
#*	Shockwave Medical, Inc.	3,170	595,738
*	SI-BONE, Inc.	4,400	74,932
	SIGA Technologies, Inc.	8,665	63,514
#	Simulations Plus, Inc.	1,301	53,523
*	Sotera Health Co.	6,696	115,439
#*	STAAR Surgical Co.	2,604	183,712
#*	Standard BioTools, Inc.	14,775	29,550
	STERIS PLC	6,981	1,441,646
*	Stoke Therapeutics, Inc.	8,057	80,248
	Stryker Corp.	31,892	8,094,509
*	Supernus Pharmaceuticals, Inc.	4,453	182,618
#*	Surmodics, Inc.	3,112	87,478
*	Sutro Biopharma, Inc.	6,100	44,164
*	Syndax Pharmaceuticals, Inc.	5,336	153,143
*	Syneos Health, Inc.	32,975	1,184,462

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Tactile Systems Technology, Inc.	2,940	$38,132
*	Taro Pharmaceutical Industries Ltd.	603	17,981
#*	Teladoc Health, Inc.	70,614	2,076,052
	Teleflex, Inc.	8,827	2,148,668
	Thermo Fisher Scientific, Inc.	32,388	18,471,848
#*	Twist Bioscience Corp.	16,904	484,976
	U.S. Physical Therapy, Inc.	3,880	384,702
*	United Therapeutics Corp.	3,683	969,255
	UnitedHealth Group, Inc.	137,812	68,794,372
	Utah Medical Products, Inc.	407	37,497
*	Vanda Pharmaceuticals, Inc.	958	7,357
#*	Varex Imaging Corp.	10,300	221,347
*	Veeva Systems, Inc., Class A	10,473	1,786,170
*	Veracyte, Inc.	7,066	177,569
*	Veradigm, Inc.	70,922	1,270,213
*	Vericel Corp.	5,917	162,540
*	Vertex Pharmaceuticals, Inc.	29,282	9,461,014
	Viatris, Inc.	95,227	1,157,960
*	ViewRay, Inc.	28,435	130,517
*	Viking Therapeutics, Inc.	15,705	137,576
*	Waters Corp.	11,045	3,629,166
*	Xencor, Inc.	9,372	308,526
*	Xenon Pharmaceuticals, Inc.	5,473	213,940
*	Y-mAbs Therapeutics, Inc.	3,393	15,235
	Zimmer Biomet Holdings, Inc.	33,671	4,287,665
*	Zimvie, Inc.	2,594	25,447
	Zoetis, Inc.	31,952	5,287,736
#††	Zogenix, Inc.	6,333	4,306
TOTAL HEALTH CARE			747,388,822
INDUSTRIALS — (13.0%)
	3M Co.	69,617	8,011,524
	AAON, Inc.	14,494	1,106,182
*	AAR Corp.	12,924	664,811
	ABM Industries, Inc.	41,144	1,930,065
	ACCO Brands Corp.	71,208	452,171
	Acme United Corp.	500	11,800
	Acuity Brands, Inc.	10,503	1,980,026
	Advanced Drainage Systems, Inc.	12,176	1,227,828
	AECOM	48,227	4,208,770
*	Aerojet Rocketdyne Holdings, Inc.	21,792	1,218,609
*	AeroVironment, Inc.	5,825	518,250
	AGCO Corp.	39,019	5,389,694
	Air Lease Corp.	78,701	3,539,184
	Alamo Group, Inc.	4,755	744,015
	Albany International Corp., Class A	10,339	1,159,519
	Allegion PLC	25,848	3,038,432
	Allied Motion Technologies, Inc.	2,700	109,728
	Allison Transmission Holdings, Inc.	50,036	2,255,623
	Altra Industrial Motion Corp.	27,377	1,671,913
#*	Ameresco, Inc., Class A	9,993	644,249
#*	American Superconductor Corp.	9,413	51,113
*	American Woodmark Corp.	3,600	206,244
	AMETEK, Inc.	29,818	4,321,225
	AO Smith Corp.	32,590	2,206,343
*	API Group Corp.	99,820	2,219,997
	Apogee Enterprises, Inc.	8,543	400,154
	Applied Industrial Technologies, Inc.	13,457	1,927,177
	ArcBest Corp.	5,840	487,348

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	8,448	$500,713
	Argan, Inc.	6,356	247,820
	Armstrong World Industries, Inc.	10,064	779,054
*	ASGN, Inc.	24,679	2,244,555
	Astec Industries, Inc.	8,909	393,243
*	Astronics Corp.	12,713	188,788
*	Astronics Corp., Class B	988	14,573
*	Atkore, Inc.	21,145	2,754,136
#*	AZEK Co., Inc.	33,314	803,867
#	AZZ, Inc.	10,432	443,151
#	Barnes Group, Inc.	17,709	783,800
	Barrett Business Services, Inc.	4,200	417,396
*	Beacon Roofing Supply, Inc.	40,242	2,288,965
	BGSF, Inc.	2,055	29,756
*	Blue Bird Corp.	7,351	106,590
*	BlueLinx Holdings, Inc.	5,699	494,787
	Boise Cascade Co.	19,523	1,463,639
	Booz Allen Hamilton Holding Corp.	69,477	6,575,303
	Brady Corp., Class A	5,547	296,598
*	BrightView Holdings, Inc.	39,495	313,985
	Brink's Co.	14,105	925,288
*	Builders FirstSource, Inc.	86,070	6,859,779
	BWX Technologies, Inc.	31,813	1,936,139
*	CACI International, Inc., Class A	12,061	3,715,874
	Carlisle Cos., Inc.	12,977	3,255,410
	Carrier Global Corp.	214,541	9,768,052
	Caterpillar, Inc.	71,630	18,071,533
*	CBIZ, Inc.	17,662	840,535
*	CECO Environmental Corp.	2,011	28,938
	CH Robinson Worldwide, Inc.	68,622	6,873,866
*	Chart Industries, Inc.	10,560	1,414,829
*	Cimpress PLC	6,614	216,212
	Cintas Corp.	14,585	6,471,948
*	CIRCOR International, Inc.	5,527	152,822
*	Civeo Corp.	1,011	34,627
*	Clarivate PLC	107,540	1,195,845
	Columbus McKinnon Corp.	15,161	545,038
	Comfort Systems USA, Inc.	21,453	2,596,671
#*	Commercial Vehicle Group, Inc.	4,998	41,883
*	Construction Partners, Inc., Class A	13,366	378,124
#*	Copa Holdings SA, Class A	1,674	154,142
*	Copart, Inc.	93,008	6,195,263
#*	Core & Main, Inc., Class A	30,548	674,194
*	CoStar Group, Inc.	70,618	5,501,142
	Covenant Logistics Group, Inc.	3,969	131,612
	CRA International, Inc.	3,712	441,134
	Crane Holdings Co.	19,929	2,309,970
	CSW Industrials, Inc.	2,666	360,470
	CSX Corp.	91,785	2,837,992
	Cummins, Inc.	32,640	8,144,986
	Curtiss-Wright Corp.	14,543	2,411,229
*	Daseke, Inc.	17,521	122,297
	Deere & Co.	44,149	18,667,963
	Deluxe Corp.	23,664	473,043
#*	Distribution Solutions Group, Inc.	796	32,875
*	DLH Holdings Corp.	1,775	21,850
	Donaldson Co., Inc.	43,607	2,718,896
	Douglas Dynamics, Inc.	9,728	393,108
	Dover Corp.	32,492	4,933,260

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Driven Brands Holdings, Inc.	9,382	$273,861
*	Ducommun, Inc.	4,599	265,730
	Dun & Bradstreet Holdings, Inc.	30,578	447,968
#*	DXP Enterprises, Inc.	8,736	264,701
*	Dycom Industries, Inc.	13,062	1,245,723
	Eastern Co.	406	8,810
	Eaton Corp. PLC	48,798	7,915,524
	EMCOR Group, Inc.	21,238	3,148,534
	Emerson Electric Co.	63,375	5,717,693
	Encore Wire Corp.	9,446	1,524,868
*	Energy Recovery, Inc.	15,444	341,776
	Enerpac Tool Group Corp.	19,790	525,227
	EnerSys	15,678	1,301,588
	Ennis, Inc.	7,441	158,047
	EnPro Industries, Inc.	7,949	962,385
	Equifax, Inc.	31,258	6,945,528
	Esab Corp.	13,512	781,129
	ESCO Technologies, Inc.	10,261	1,010,093
*	Evoqua Water Technologies Corp.	33,587	1,629,305
	Expeditors International of Washington, Inc.	78,206	8,457,979
	Exponent, Inc.	17,890	1,834,441
	Fastenal Co.	120,564	6,094,510
	Federal Signal Corp.	20,957	1,115,960
	FedEx Corp.	34,050	6,600,933
*	First Advantage Corp.	12,263	170,210
	Flowserve Corp.	58,570	2,015,979
#*	Fluor Corp.	80,455	2,956,721
*	Forrester Research, Inc.	6,479	240,112
	Fortive Corp.	62,984	4,284,802
	Fortune Brands Innovations, Inc.	54,020	3,484,830
	Forward Air Corp.	5,320	573,762
*	Franklin Covey Co.	1,000	46,400
	Franklin Electric Co., Inc.	16,186	1,461,596
*	FTI Consulting, Inc.	11,305	1,803,374
*	Gates Industrial Corp. PLC	50,501	667,118
	GATX Corp.	12,483	1,428,679
*	Gencor Industries, Inc.	1,295	13,779
*	Generac Holdings, Inc.	11,397	1,374,478
	General Dynamics Corp.	40,790	9,506,517
	General Electric Co.	67,008	5,392,804
*	Gibraltar Industries, Inc.	10,389	556,539
	Global Industrial Co.	13,866	364,537
*	GMS, Inc.	23,585	1,399,062
	Gorman-Rupp Co.	10,775	309,566
	Graco, Inc.	44,929	3,069,549
	GrafTech International Ltd.	65,197	426,388
*	Graham Corp.	400	3,880
#	Granite Construction, Inc.	20,453	870,889
*	Great Lakes Dredge & Dock Corp.	24,151	166,159
#	Greenbrier Cos., Inc.	14,051	434,457
	Griffon Corp.	11,346	463,824
*	GXO Logistics, Inc.	30,006	1,570,214
	H&E Equipment Services, Inc.	18,812	957,343
*	Harsco Corp.	18,453	146,517
#*	Hayward Holdings, Inc.	13,301	179,431
	Healthcare Services Group, Inc.	25,268	340,360
	Heartland Express, Inc.	21,648	364,119
	HEICO Corp.	6,380	1,090,661
	HEICO Corp., Class A	10,599	1,416,874

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	13,193	$405,817
	Helios Technologies, Inc.	10,966	723,756
	Herc Holdings, Inc.	13,754	2,136,271
#*	Hertz Global Holdings, Inc.	80,765	1,455,385
	Hexcel Corp.	24,874	1,755,607
	Hillenbrand, Inc.	30,207	1,415,500
#	HNI Corp.	17,939	569,922
	Honeywell International, Inc.	56,806	11,842,915
	Howmet Aerospace, Inc.	44,416	1,807,287
*	Hub Group, Inc., Class A	15,279	1,302,840
	Hubbell, Inc.	15,791	3,614,718
	Huntington Ingalls Industries, Inc.	15,881	3,502,396
#	Hurco Cos., Inc.	600	16,920
#*	Huron Consulting Group, Inc.	15,259	1,038,222
	Hyster-Yale Materials Handling, Inc.	4,600	149,178
*	IAA, Inc.	45,728	1,908,229
	ICF International, Inc.	11,598	1,185,200
	IDEX Corp.	13,064	3,131,180
*	IES Holdings, Inc.	5,100	203,031
	Illinois Tool Works, Inc.	45,363	10,707,483
	Ingersoll Rand, Inc.	57,396	3,214,176
	Insperity, Inc.	15,143	1,674,059
#	Insteel Industries, Inc.	8,702	260,973
	Interface, Inc.	26,096	296,972
	ITT, Inc.	34,285	3,140,163
	Jacobs Solutions, Inc.	37,892	4,681,557
	JB Hunt Transport Services, Inc.	16,190	3,060,720
*	JELD-WEN Holding, Inc.	23,982	303,372
	John Bean Technologies Corp.	14,222	1,589,024
	Johnson Controls International PLC	74,963	5,215,176
	Kadant, Inc.	3,282	668,773
	Kaman Corp.	10,382	261,834
#*	KAR Auction Services, Inc.	58,121	846,242
	KBR, Inc.	70,863	3,630,312
#	Kelly Services, Inc., Class A	41,047	742,951
	Kennametal, Inc.	33,089	943,037
	Kforce, Inc.	10,203	572,694
	Kimball International, Inc., Class B	26,982	199,667
*	Kirby Corp.	13,118	928,492
	Knight-Swift Transportation Holdings, Inc.	35,735	2,111,939
	Korn Ferry	37,463	2,022,627
*	Kratos Defense & Security Solutions, Inc.	47,526	544,173
	L3Harris Technologies, Inc.	21,061	4,524,324
	Landstar System, Inc.	6,751	1,166,775
*	LB Foster Co., Class A	958	11,333
	Leidos Holdings, Inc.	54,831	5,419,496
	Lennox International, Inc.	8,078	2,105,288
	Lincoln Electric Holdings, Inc.	15,261	2,546,603
	Lindsay Corp.	2,870	449,499
	LSI Industries, Inc.	1,800	24,714
*	Manitex International, Inc.	3,706	15,120
*	Manitowoc Co., Inc.	25,263	346,103
	ManpowerGroup, Inc.	26,050	2,270,518
	Marten Transport Ltd.	18,264	403,452
	Masco Corp.	36,846	1,960,207
*	Masonite International Corp.	5,689	518,951
*	MasTec, Inc.	29,617	2,909,278
	Masterbrand, Inc.	54,020	496,984
*	Matrix Service Co.	7,677	61,953

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	7,707	$509,587
	Matthews International Corp., Class A	16,082	595,677
	Maxar Technologies, Inc.	36,044	1,862,393
*	Mayville Engineering Co., Inc.	2,139	34,224
	McGrath RentCorp	13,124	1,306,363
#*	Mercury Systems, Inc.	21,123	1,055,833
*	Middleby Corp.	19,200	2,984,640
	Miller Industries, Inc.	3,368	97,706
	MillerKnoll, Inc.	21,051	502,698
*	Mistras Group, Inc.	3,871	20,516
	Moog, Inc., Class A	11,052	1,053,477
*	MRC Global, Inc.	40,563	551,657
	MSA Safety, Inc.	12,027	1,640,363
	MSC Industrial Direct Co., Inc., Class A	20,705	1,712,304
	Mueller Industries, Inc.	7,007	459,309
	Mueller Water Products, Inc., Class A	50,101	633,778
*	MYR Group, Inc.	7,511	744,040
	Nordson Corp.	10,628	2,585,792
	Northrop Grumman Corp.	16,931	7,585,765
*	Northwest Pipe Co.	1,100	41,140
*	NOW, Inc.	52,096	731,428
*	NV5 Global, Inc.	4,791	638,592
	nVent Electric PLC	59,476	2,364,171
	Old Dominion Freight Line, Inc.	13,358	4,451,420
#	Omega Flex, Inc.	391	41,563
	Oshkosh Corp.	24,608	2,479,994
	Otis Worldwide Corp.	54,344	4,468,707
	PACCAR, Inc.	97,863	10,697,405
*	PAM Transportation Services, Inc.	6,042	174,916
#	Park Aerospace Corp.	14,265	198,426
	Parker-Hannifin Corp.	30,225	9,853,350
#	Park-Ohio Holdings Corp.	3,500	46,375
*	Parsons Corp.	51,875	2,257,600
	Pentair PLC	53,787	2,978,724
*	PGT Innovations, Inc.	11,092	240,696
	Pitney Bowes, Inc.	50,197	216,349
#*	Plug Power, Inc.	72,728	1,237,831
	Powell Industries, Inc.	8,550	339,435
	Preformed Line Products Co.	500	44,165
	Primoris Services Corp.	18,591	494,521
*	Proto Labs, Inc.	5,189	158,783
*	Quad/Graphics, Inc.	7,409	32,674
	Quanex Building Products Corp.	7,566	195,884
	Quanta Services, Inc.	32,248	4,907,823
*	Radiant Logistics, Inc.	3,151	17,677
	Raytheon Technologies Corp.	175,840	17,557,624
*	RBC Bearings, Inc.	3,798	926,598
#*	RCM Technologies, Inc.	4,300	57,405
	Regal Rexnord Corp.	15,264	2,124,749
*	Resideo Technologies, Inc.	62,423	1,200,394
#	Resources Connection, Inc.	10,502	181,370
	REV Group, Inc.	42,503	544,463
	Robert Half International, Inc.	66,571	5,589,301
	Rockwell Automation, Inc.	21,413	6,039,108
	Rollins, Inc.	46,367	1,687,759
	Rush Enterprises, Inc., Class A	21,180	1,139,696
#	Rush Enterprises, Inc., Class B	6,222	361,934
*	RXO, Inc.	28,710	525,967
	Ryder System, Inc.	13,664	1,290,018

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Saia, Inc.	6,443	$1,757,522
	Schneider National, Inc., Class B	24,897	659,771
	Science Applications International Corp.	33,243	3,449,959
	Sensata Technologies Holding PLC	42,595	2,165,956
*	Shoals Technologies Group, Inc., Class A	4,811	134,179
	Shyft Group, Inc.	9,151	304,637
#*	SiteOne Landscape Supply, Inc.	13,836	2,096,292
	Snap-on, Inc.	12,503	3,109,871
*	SP Plus Corp.	7,147	269,513
*	SPX Technologies, Inc.	14,335	1,075,268
	Standex International Corp.	4,182	483,314
	Stanley Black & Decker, Inc.	27,187	2,428,071
#	Steelcase, Inc., Class A	55,553	433,313
*	Stericycle, Inc.	16,525	889,210
*	Sterling Infrastructure, Inc.	12,473	453,892
#*	Sunrun, Inc.	68,635	1,803,728
	Tecnoglass, Inc.	5,817	199,174
	Tennant Co.	5,214	365,658
	Terex Corp.	25,302	1,289,643
	Tetra Tech, Inc.	14,065	2,187,389
	Textainer Group Holdings Ltd.	32,786	1,111,445
	Textron, Inc.	40,523	2,952,101
*	Thermon Group Holdings, Inc.	12,145	280,792
	Timken Co.	24,186	1,991,717
#*	Titan International, Inc.	19,800	330,462
*	Titan Machinery, Inc.	10,052	441,685
	Toro Co.	31,583	3,522,136
*	TPI Composites, Inc.	10,362	135,224
	Trane Technologies PLC	38,759	6,942,512
*	Transcat, Inc.	923	77,089
	TransDigm Group, Inc.	6,038	4,333,775
	TransUnion	35,258	2,529,762
*	Trex Co., Inc.	18,825	992,454
*	TriNet Group, Inc.	33,098	2,497,244
#	Trinity Industries, Inc.	49,407	1,421,439
	Triton International Ltd.	40,227	2,841,635
#*	TrueBlue, Inc.	19,940	391,422
*	Tutor Perini Corp.	27,914	255,971
*	Twin Disc, Inc.	3,200	32,320
*	Uber Technologies, Inc.	96,639	2,989,044
	UFP Industries, Inc.	15,953	1,492,403
#	U-Haul Holding Co.	9,888	662,793
	U-Haul Holding Co.	86,917	5,370,601
*	Ultralife Corp.	1,376	5,559
	UniFirst Corp.	5,617	1,114,637
	Union Pacific Corp.	5,319	1,086,087
	United Parcel Service, Inc., Class B	68,913	12,764,755
*	United Rentals, Inc.	23,892	10,535,177
*	Univar Solutions, Inc.	76,752	2,646,409
#	Universal Logistics Holdings, Inc.	3,439	123,529
*	V2X, Inc.	3,988	176,110
	Valmont Industries, Inc.	5,653	1,863,964
	Verisk Analytics, Inc.	53,470	9,720,311
	Veritiv Corp.	2,463	307,974
*	Viad Corp.	2,443	72,191
*	Vicor Corp.	3,380	234,673
	VSE Corp.	5,608	307,879
	Wabash National Corp.	16,346	421,073
#	Watsco, Inc.	9,649	2,772,833

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Watts Water Technologies, Inc., Class A	9,849	$1,610,508
	Werner Enterprises, Inc.	20,925	982,847
*	WESCO International, Inc.	27,404	4,083,470
	Westinghouse Air Brake Technologies Corp.	37,639	3,907,305
*	Willdan Group, Inc.	8,900	169,456
*	Willis Lease Finance Corp.	474	27,487
*	WillScot Mobile Mini Holdings Corp.	69,958	3,390,165
	Woodward, Inc.	13,450	1,375,397
	WW Grainger, Inc.	18,655	10,996,749
*	XPO, Inc.	28,710	1,144,381
	Xylem, Inc.	24,134	2,510,177
#*	Yellow Corp.	4,100	13,571
	Zurn Elkay Water Solutions Corp.	33,915	741,382
TOTAL INDUSTRIALS			672,557,382
INFORMATION TECHNOLOGY — (20.7%)
	A10 Networks, Inc.	19,143	296,334
	Accenture PLC, Class A	88,943	24,819,544
*	ACI Worldwide, Inc.	38,080	1,063,574
	Adeia, Inc.	11,148	122,071
*	Adobe, Inc.	52,437	19,419,519
	ADTRAN Holdings, Inc.	21,373	403,309
	Advanced Energy Industries, Inc.	1,948	180,658
*	Advanced Micro Devices, Inc.	152,977	11,496,222
#*	Affirm Holdings, Inc.	4,614	74,701
#*	Agilysys, Inc.	5,872	490,664
*	Airgain, Inc.	869	6,952
*	Akamai Technologies, Inc.	10,100	898,395
*	Alarm.com Holdings, Inc.	11,920	638,912
*	Alithya Group, Inc., Class A	5,238	9,167
#*	Altair Engineering, Inc., Class A	5,164	274,208
	Amdocs Ltd.	34,245	3,148,143
	American Software, Inc., Class A	10,000	152,100
	Amkor Technology, Inc.	40,886	1,196,324
	Amphenol Corp., Class A	48,137	3,839,888
*	Amtech Systems, Inc.	2,892	31,320
	Analog Devices, Inc.	30,539	5,236,522
*	ANSYS, Inc.	8,869	2,362,347
*	Appfolio, Inc., Class A	3,060	343,730
	Apple, Inc.	1,637,753	236,311,380
	Applied Materials, Inc.	136,989	15,272,904
*	Arista Networks, Inc.	40,652	5,122,965
*	Arlo Technologies, Inc.	29,474	110,528
*	Arrow Electronics, Inc.	31,698	3,724,198
*	Aspen Technology, Inc.	7,522	1,494,998
*	Asure Software, Inc.	1,020	10,843
*	Atlassian Corp., Class A	3,158	510,396
*	Autodesk, Inc.	30,251	6,508,805
	Automatic Data Processing, Inc.	64,607	14,588,907
*	Aviat Networks, Inc.	3,288	106,367
#*	Avid Technology, Inc.	11,813	358,052
	Avnet, Inc.	51,032	2,341,348
*	Axcelis Technologies, Inc.	3,800	417,810
*	AXT, Inc.	2,116	12,463
	Badger Meter, Inc.	4,664	540,558
	Bel Fuse, Inc., Class B	1,962	77,381
	Belden, Inc.	2,998	243,108
	Benchmark Electronics, Inc.	15,479	433,257
	Bentley Systems, Inc., Class B	6,274	245,000

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Bill.Com Holdings, Inc.	10,710	$1,238,290
*	Black Knight, Inc.	31,507	1,909,009
*	Blackbaud, Inc.	13,856	861,982
*	Block, Inc.	15,006	1,226,290
#*	BM Technologies, Inc.	501	2,265
*	Box, Inc., Class A	43,941	1,405,673
*	Brightcove, Inc.	4,594	29,126
	Broadcom, Inc.	67,786	39,655,488
	Broadridge Financial Solutions, Inc.	26,587	3,997,621
*	Cadence Design Systems, Inc.	30,084	5,500,258
*	CalAmp Corp.	12,829	59,398
*	Calix, Inc.	17,025	896,196
*	Cambium Networks Corp.	7,569	162,204
*	Cantaloupe, Inc.	4,100	20,869
*	Casa Systems, Inc.	46,299	158,343
	Cass Information Systems, Inc.	3,680	178,701
	CDW Corp.	23,351	4,577,497
*	Cerence, Inc.	9,764	239,413
*	Ceridian HCM Holding, Inc.	27,171	1,963,920
#*	CEVA, Inc.	3,835	127,015
*	Ciena Corp.	51,755	2,692,295
*	Cirrus Logic, Inc.	16,433	1,485,379
	Cisco Systems, Inc.	538,922	26,229,334
*	Clearfield, Inc.	2,900	207,234
*	Cloudflare, Inc., Class A	4,401	232,857
	Cognex Corp.	14,837	812,177
	Cognizant Technology Solutions Corp., Class A	97,526	6,509,861
*	Cognyte Software Ltd.	11,933	45,226
#*	Coherent Corp.	4,347	188,660
*	Cohu, Inc.	14,632	527,923
*	CommScope Holding Co., Inc.	55,901	469,568
*	CommVault Systems, Inc.	9,409	585,522
*	Computer Task Group, Inc.	2,600	18,590
#	Comtech Telecommunications Corp.	16,490	261,531
	Concentrix Corp.	17,435	2,472,457
*	Conduent, Inc.	93,630	446,615
*	Confluent, Inc., Class A	600	13,860
*	Consensus Cloud Solutions, Inc.	5,537	325,409
*	Crowdstrike Holdings, Inc., Class A	5,896	624,386
	CSG Systems International, Inc.	13,407	799,996
#*	Daktronics, Inc.	27,724	115,609
*	Datadog, Inc., Class A	12,787	956,595
	Dell Technologies, Inc., Class C	43,033	1,748,000
*	Digi International, Inc.	12,339	419,403
*	DocuSign, Inc.	7,161	434,243
	Dolby Laboratories, Inc., Class A	10,934	869,909
*	Dropbox, Inc., Class A	60,938	1,415,590
*	Duck Creek Technologies, Inc.	9,719	183,981
*	DXC Technology Co.	62,870	1,806,255
*	Dynatrace, Inc.	37,766	1,451,347
*	DZS, Inc.	4,045	51,372
#	Ebix, Inc.	7,750	147,715
*	Edgio, Inc.	19,272	30,257
*	eGain Corp.	5,400	52,488
#	Entegris, Inc.	3,617	291,928
*	Envestnet, Inc.	16,573	1,077,245
*	EPAM Systems, Inc.	5,611	1,866,499
*	ePlus, Inc.	9,684	482,070
*	Euronet Worldwide, Inc.	15,261	1,719,609

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	EVERTEC, Inc.	23,630	$872,892
*	Evo Payments, Inc., Class A	10,429	353,230
*	ExlService Holdings, Inc.	7,262	1,238,897
*	Extreme Networks, Inc.	33,960	612,299
*	F5, Inc.	16,825	2,484,380
*	Fabrinet	3,800	500,308
*	Fair Isaac Corp.	4,835	3,219,868
*	FARO Technologies, Inc.	8,629	237,125
	Fidelity National Information Services, Inc.	62,751	4,708,835
*	Fiserv, Inc.	56,997	6,080,440
*	FleetCor Technologies, Inc.	19,087	3,985,556
*	Flex Ltd.	117,628	2,746,614
*	FormFactor, Inc.	21,305	599,523
*	Fortinet, Inc.	90,979	4,761,841
	Frequency Electronics, Inc.	1,723	10,338
*	Gartner, Inc.	16,367	5,534,337
	Gen Digital, Inc.	88,965	2,047,085
*	Genasys, Inc.	2,697	9,709
	Genpact Ltd.	65,648	3,103,837
	Global Payments, Inc.	44,855	5,056,056
*	Globant SA	8,114	1,315,929
*	GoDaddy, Inc., Class A	27,101	2,225,805
*	Guidewire Software, Inc.	13,703	1,003,608
	Hackett Group, Inc.	10,466	231,299
*	Harmonic, Inc.	23,729	312,511
	Hewlett Packard Enterprise Co.	247,770	3,996,530
	HP, Inc.	159,732	4,654,590
*	HubSpot, Inc.	3,347	1,161,442
*	I3 Verticals, Inc., Class A	3,815	110,330
*	Identiv, Inc.	2,402	20,945
	Immersion Corp.	17,100	125,172
#*	Infinera Corp.	39,210	287,017
	Information Services Group, Inc.	10,339	54,176
#*	Insight Enterprises, Inc.	15,003	1,691,138
	Intel Corp.	182,416	5,155,076
	InterDigital, Inc.	14,728	1,030,224
	International Business Machines Corp.	141,063	19,005,418
#*	International Money Express, Inc.	13,736	312,631
*	Intevac, Inc.	1,900	13,034
	Intuit, Inc.	29,734	12,567,670
*	Iteris, Inc.	2,900	10,730
*	Itron, Inc.	15,418	886,072
	Jabil, Inc.	28,489	2,240,090
	Jack Henry & Associates, Inc.	18,416	3,316,537
#*	Jamf Holding Corp.	13,322	264,708
	Juniper Networks, Inc.	90,121	2,910,908
*	Key Tronic Corp.	334	1,550
*	Keysight Technologies, Inc.	19,330	3,466,836
#*	Kimball Electronics, Inc.	1,207	30,803
	KLA Corp.	23,419	9,191,489
*	Knowles Corp.	5,403	103,900
	Kulicke & Soffa Industries, Inc.	16,980	867,678
*	KVH Industries, Inc.	1,119	11,470
*	Kyndryl Holdings, Inc.	35,875	480,366
	Lam Research Corp.	21,505	10,754,650
*	Lantronix, Inc.	3,255	16,438
*	Lattice Semiconductor Corp.	13,590	1,029,986
*	LGL Group, Inc.	400	1,804
*	LiveRamp Holdings, Inc.	21,184	566,884

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lumentum Holdings, Inc.	11,512	$692,792
*	Luna Innovations, Inc.	2,774	24,522
*	Magnachip Semiconductor Corp.	3,441	36,475
*	Manhattan Associates, Inc.	12,444	1,622,200
*	Marqeta, Inc., Class A	66,492	440,842
	Marvell Technology, Inc.	89,246	3,850,965
	Mastercard, Inc., Class A	125,721	46,592,203
	Maximus, Inc.	23,155	1,733,152
*	MaxLinear, Inc.	13,554	558,425
	Methode Electronics, Inc.	3,067	146,419
	Microsoft Corp.	511,094	126,654,204
#*	Mitek Systems, Inc.	11,112	109,564
#	MKS Instruments, Inc.	6,884	704,371
#*	Model N, Inc.	3,029	120,130
*	Momentive Global, Inc.	2,771	21,364
*	MoneyGram International, Inc.	23,223	250,112
#*	MongoDB, Inc.	4,024	861,981
	Monolithic Power Systems, Inc.	4,208	1,794,964
	Motorola Solutions, Inc.	18,324	4,709,451
*	M-Tron Industries, Inc.	200	2,021
*	N-able, Inc.	26,510	272,258
#*	Napco Security Technologies, Inc.	5,808	168,258
	National Instruments Corp.	37,283	2,013,282
*	NCR Corp.	66,686	1,828,530
	NetApp, Inc.	38,528	2,551,709
*	NETGEAR, Inc.	16,004	319,600
#*	NetScout Systems, Inc.	33,294	1,068,737
#*	Novanta, Inc.	5,473	883,725
	NVIDIA Corp.	171,079	33,423,704
*	Okta, Inc.	18,335	1,349,639
*	OneSpan, Inc.	28,789	397,576
*	Onto Innovation, Inc.	11,356	893,149
	Oracle Corp.	197,919	17,507,915
*	OSI Systems, Inc.	5,992	567,502
*	Palantir Technologies, Inc., Class A	88,099	685,410
#*	Palo Alto Networks, Inc.	12,102	1,919,861
	Paychex, Inc.	59,905	6,940,593
*	Paycom Software, Inc.	7,995	2,589,900
*	Paylocity Holding Corp.	8,247	1,717,768
*	PayPal Holdings, Inc.	100,548	8,193,657
	PC Connection, Inc.	8,318	407,832
	PCTEL, Inc.	8,847	40,962
*	PDF Solutions, Inc.	9,700	308,266
*	Perficient, Inc.	7,464	553,381
	PFSweb, Inc.	1,693	11,275
*	Photronics, Inc.	20,910	378,889
#*	Pixelworks, Inc.	4,600	9,798
*	Plexus Corp.	5,981	574,116
	Power Integrations, Inc.	13,516	1,163,592
#*	PowerSchool Holdings, Inc., Class A	13,639	307,150
	Progress Software Corp.	20,683	1,097,026
*	PTC, Inc.	18,579	2,505,936
*	Pure Storage, Inc., Class A	48,262	1,396,702
	QUALCOMM, Inc.	173,996	23,178,007
*	Qualys, Inc.	10,551	1,217,163
*	Rambus, Inc.	24,838	1,005,194
*	RF Industries Ltd.	1,338	7,038
#*	Ribbon Communications, Inc.	44,248	155,310
	Richardson Electronics Ltd.	500	11,175

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rimini Street, Inc.	8,000	$36,000
	Roper Technologies, Inc.	10,925	4,662,244
*	Salesforce, Inc.	69,881	11,737,912
	Sapiens International Corp. NV	13,958	316,288
*	ScanSource, Inc.	16,687	549,503
*	SecureWorks Corp., Class A	1,149	9,215
*	Semtech Corp.	10,248	338,491
#*	SentinelOne, Inc., Class A	41,547	626,944
*	ServiceNow, Inc.	8,494	3,865,874
*	ShotSpotter, Inc.	2,086	80,415
*	SigmaTron International, Inc.	497	1,879
*	Silicon Laboratories, Inc.	8,571	1,344,876
#*	Smith Micro Software, Inc.	5,201	16,903
*	Snowflake, Inc., Class A	5,978	935,198
#*	SolarWinds Corp.	53,126	539,760
*	Splunk, Inc.	9,233	884,244
*	SPS Commerce, Inc.	6,903	939,360
*	Squarespace, Inc., Class A	15,073	357,532
	SS&C Technologies Holdings, Inc.	52,452	3,165,478
*	Stratasys Ltd.	44,977	644,520
*	Super Micro Computer, Inc.	19,450	1,406,819
*	Synaptics, Inc.	7,788	973,734
*	Synopsys, Inc.	12,955	4,582,831
	TD SYNNEX Corp.	24,685	2,521,573
	TE Connectivity Ltd.	3,794	482,407
*	Teledyne Technologies, Inc.	8,330	3,534,086
*	Teradata Corp.	28,040	978,035
	Teradyne, Inc.	39,378	4,004,743
#*	TransAct Technologies, Inc.	300	2,262
*	Trimble, Inc.	41,381	2,402,581
	TTEC Holdings, Inc.	16,398	833,674
#*	Turtle Beach Corp.	7,085	67,308
*	Twilio, Inc., Class A	10,932	654,171
*	Tyler Technologies, Inc.	6,196	1,999,883
#*	UiPath, Inc., Class A	60,374	927,345
*	Unisys Corp.	27,940	151,155
	Universal Display Corp.	10,065	1,333,914
*	Upland Software, Inc.	5,855	51,114
*	Verint Systems, Inc.	22,732	863,134
*	VeriSign, Inc.	11,886	2,591,742
#*	Verra Mobility Corp.	44,350	684,321
#*	Viasat, Inc.	15,788	543,897
*	Viavi Solutions, Inc.	69,486	785,192
#	Visa, Inc., Class A	233,941	53,855,558
*	Vishay Precision Group, Inc.	335	14,465
*	VMware, Inc., Class A	27,689	3,391,072
	Vontier Corp.	60,322	1,389,216
#	Western Union Co.	89,723	1,271,375
*	WEX, Inc.	10,700	1,979,179
*	Workday, Inc., Class A	9,527	1,728,484
	Xerox Holdings Corp.	62,979	1,031,596
*	Xperi, Inc.	4,459	46,151
*	Zebra Technologies Corp., Class A	2,752	870,127
*	Zoom Video Communications, Inc., Class A	27,323	2,049,225
*	Zscaler, Inc.	6,657	826,533
TOTAL INFORMATION TECHNOLOGY			1,071,234,319
MATERIALS — (3.7%)
	AdvanSix, Inc.	7,805	337,488

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	AgroFresh Solutions, Inc.	3,791	$11,373
	Albemarle Corp.	18,782	5,286,194
	Amcor PLC	413,245	4,983,735
	American Vanguard Corp.	18,721	422,907
	AptarGroup, Inc.	33,904	3,920,659
*	Arconic Corp.	28,124	661,195
	Ashland, Inc.	11,225	1,226,556
#*	ATI, Inc.	43,216	1,572,630
	Avery Dennison Corp.	26,895	5,094,989
	Avient Corp.	52,689	2,134,958
*	Axalta Coating Systems Ltd.	126,183	3,798,108
	Balchem Corp.	10,731	1,401,791
#	Ball Corp.	79,409	4,624,780
	Berry Global Group, Inc.	67,658	4,176,528
*	Bioceres Crop Solutions Corp.	1,600	20,000
	Celanese Corp.	17,423	2,146,514
	Chase Corp.	2,929	276,439
*	Clearwater Paper Corp.	3,528	136,216
*	Coeur Mining, Inc.	45,578	177,298
	Commercial Metals Co.	46,757	2,537,502
	Compass Minerals International, Inc.	16,051	748,940
	Corteva, Inc.	117,661	7,583,251
	Crown Holdings, Inc.	53,890	4,750,942
	Dow, Inc.	77,016	4,570,900
	DuPont de Nemours, Inc.	74,817	5,532,717
	Eastman Chemical Co.	10,656	939,540
	Ecolab, Inc.	31,027	4,803,910
	Element Solutions, Inc.	146,782	3,006,095
	FMC Corp.	39,645	5,277,939
	FutureFuel Corp.	803	7,444
	Glatfelter Corp.	6,681	29,263
	Graphic Packaging Holding Co.	125,414	3,021,223
	Greif, Inc., Class A	13,296	949,733
#	Greif, Inc., Class B	1,339	110,334
	Hawkins, Inc.	8,004	312,156
#	HB Fuller Co.	22,634	1,564,009
#	Hecla Mining Co.	266,789	1,646,088
	Huntsman Corp.	66,420	2,104,850
*	Ingevity Corp.	10,768	887,714
	Innospec, Inc.	11,478	1,297,244
	International Flavors & Fragrances, Inc.	44,004	4,948,690
	International Paper Co.	23,561	985,321
#*	Intrepid Potash, Inc.	3,405	111,446
	Koppers Holdings, Inc.	5,805	200,911
#	Kronos Worldwide, Inc.	14,098	164,242
#*	Livent Corp.	41,022	1,063,290
	Louisiana-Pacific Corp.	23,804	1,620,814
*	LSB Industries, Inc.	6,737	85,627
	LyondellBasell Industries NV, Class A	38,036	3,677,701
	Martin Marietta Materials, Inc.	6,116	2,199,558
	Materion Corp.	5,029	453,867
	Mercer International, Inc.	9,541	121,457
	Minerals Technologies, Inc.	10,230	710,474
	Mosaic Co.	62,770	3,109,626
	Myers Industries, Inc.	11,436	275,379
	NewMarket Corp.	4,416	1,521,356
	Newmont Corp.	53,099	2,810,530
#	Northern Technologies International Corp.	2,004	26,152
	Nucor Corp.	49,735	8,406,210

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	23,320	$3,327,764
	PPG Industries, Inc.	49,210	6,414,031
#	Quaker Chemical Corp.	2,069	407,324
*	Ranpak Holdings Corp.	36,015	275,875
*	Rayonier Advanced Materials, Inc.	28,802	199,598
	Reliance Steel & Aluminum Co.	38,438	8,742,723
*	Resolute Forest Products, Inc.	1,960	42,552
	Royal Gold, Inc.	26,906	3,417,869
	RPM International, Inc.	24,408	2,194,523
	Ryerson Holding Corp.	12,245	467,392
	Schnitzer Steel Industries, Inc., Class A	14,549	492,338
#	Scotts Miracle-Gro Co.	22,998	1,660,226
	Sealed Air Corp.	37,703	2,064,616
	Sensient Technologies Corp.	12,748	964,896
	Sherwin-Williams Co.	53,394	12,632,486
	Silgan Holdings, Inc.	48,162	2,595,450
	Sonoco Products Co.	41,200	2,517,732
	Steel Dynamics, Inc.	43,275	5,220,696
	Stepan Co.	11,634	1,277,879
	Sylvamo Corp.	3,221	153,094
	TriMas Corp.	5,537	170,484
	Trinseo PLC	35,873	995,476
	Valvoline, Inc.	72,625	2,662,433
	Vulcan Materials Co.	16,633	3,049,328
#	Westlake Corp.	10,076	1,236,829
	WestRock Co.	35,000	1,373,400
	Worthington Industries, Inc.	23,049	1,310,797
TOTAL MATERIALS			192,452,614
REAL ESTATE — (0.3%)
*	Anywhere Real Estate, Inc.	55,495	470,598
*	CBRE Group, Inc., Class A	64,518	5,516,934
#*	Cushman & Wakefield PLC	76,722	1,107,099
*	Five Point Holdings LLC, Class A	2,194	5,661
#*	Forestar Group, Inc.	10,714	159,424
*	FRP Holdings, Inc.	513	28,815
*	Howard Hughes Corp.	5,920	506,101
*	Jones Lang LaSalle, Inc.	19,813	3,662,829
	Kennedy-Wilson Holdings, Inc.	10,259	183,431
#	Marcus & Millichap, Inc.	13,033	472,316
*	Maui Land & Pineapple Co., Inc.	7,404	67,006
	Newmark Group, Inc., Class A	56,992	488,421
*	Rafael Holdings, Inc., Class B	781	1,609
	RE/MAX Holdings, Inc., Class A	6,670	152,143
	RMR Group, Inc., Class A	4,376	135,744
#	St. Joe Co.	3,317	156,231
	Stratus Properties, Inc.	321	7,068
*	Zillow Group, Inc., Class A	15,795	678,553
*	Zillow Group, Inc., Class C	37,554	1,660,262
TOTAL REAL ESTATE			15,460,245
UTILITIES — (1.2%)
	American States Water Co.	12,909	1,215,641
	American Water Works Co., Inc.	39,837	6,234,092
	Atmos Energy Corp.	21,760	2,557,670
#	Avangrid, Inc.	17,764	749,108
#	Brookfield Renewable Corp., Class A	39,212	1,235,962
	California Water Service Group	20,275	1,240,222

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	CenterPoint Energy, Inc.	40,900	$1,231,908
	Chesapeake Utilities Corp.	3,028	381,770
	Clearway Energy, Inc., Class A	5,815	186,371
	Clearway Energy, Inc., Class C	10,478	354,052
	Consolidated Edison, Inc.	54,591	5,203,068
	Consolidated Water Co. Ltd.	2,963	43,408
	Constellation Energy Corp.	45,771	3,907,013
	Edison International	61,041	4,205,725
	Essential Utilities, Inc.	67,432	3,151,097
	Eversource Energy	73,375	6,040,964
	Exelon Corp.	114,641	4,836,704
	Genie Energy Ltd., Class B	2,902	31,777
	Global Water Resources, Inc.	1,296	18,442
#	Middlesex Water Co.	7,528	631,298
	New Jersey Resources Corp.	48,614	2,426,811
	Northwest Natural Holding Co.	11,007	551,891
	ONE Gas, Inc.	12,368	1,018,628
	Ormat Technologies, Inc.	34,429	3,186,404
*	Pure Cycle Corp.	16,610	148,992
	Sempra Energy	16,874	2,705,408
	SJW Group	11,828	915,605
	South Jersey Industries, Inc.	54,547	1,968,601
	Southwest Gas Holdings, Inc.	24,550	1,643,132
	Spire, Inc.	16,540	1,194,519
#*	Sunnova Energy International, Inc.	65,670	1,279,252
	UGI Corp.	63,327	2,522,314
	Unitil Corp.	4,302	224,435
	York Water Co.	1,961	89,127
TOTAL UTILITIES			63,331,411
TOTAL COMMON STOCKS			5,082,427,543
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	129,145
TOTAL INVESTMENT SECURITIES (Cost $3,400,500,493)			5,082,556,688

SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	7,377,626	85,344,379
TOTAL INVESTMENTS — (100.0%)
(Cost $3,485,833,314)^^			$5,167,901,067
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$404,780,451	—	—	$404,780,451
Consumer Discretionary	677,364,827	$2,524,112	$207	679,889,146
Consumer Staples	305,310,627	—	—	305,310,627
Energy	115,616,191	—	—	115,616,191

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$814,406,335	—	—	$814,406,335
Health Care	746,394,290	$924,791	$69,741	747,388,822
Industrials	672,557,382	—	—	672,557,382
Information Technology	1,071,234,319	—	—	1,071,234,319
Materials	192,452,614	—	—	192,452,614
Real Estate	15,460,245	—	—	15,460,245
Utilities	63,331,411	—	—	63,331,411
Preferred Stocks
Industrials	129,145	—	—	129,145
Securities Lending Collateral	—	85,344,379	—	85,344,379
TOTAL	$5,079,037,837	$88,793,282	$69,948^	$5,167,901,067

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (3.7%)
*	AMC Networks, Inc., Class A	10,552	$195,317
	ATN International, Inc.	5,583	272,897
*	Boston Omaha Corp., Class A	6,984	184,727
	Cable One, Inc.	33	26,066
*	Cars.com, Inc.	22,316	381,604
#*	comScore, Inc.	12,455	15,195
*	Consolidated Communications Holdings, Inc.	20,375	88,631
*	Cumulus Media, Inc., Class A	4,400	29,480
*	Daily Journal Corp.	335	102,510
*	DHI Group, Inc.	10,038	59,626
*	DISH Network Corp., Class A	14,694	211,447
*	EchoStar Corp., Class A	10,737	200,889
	Entravision Communications Corp., Class A	19,330	125,645
*	EW Scripps Co., Class A	18,951	283,317
	FG Group Holdings, Inc.	2,277	5,351
*	Frontier Communications Parent, Inc.	30,563	904,970
*	Gaia, Inc.	2,180	7,957
#*	Gannett Co., Inc.	32,999	74,578
	Gray Television, Inc.	22,809	295,605
*	iHeartMedia, Inc., Class A	14,521	112,538
	John Wiley & Sons, Inc., Class A	9,430	431,894
*	Lee Enterprises, Inc.	1,119	25,457
*	Liberty Latin America Ltd., Class A	11,554	113,691
*	Liberty Latin America Ltd., Class C	40,654	400,442
#*	Lions Gate Entertainment Corp., Class A	20,519	163,536
*	Lions Gate Entertainment Corp., Class B	34,338	261,656
	Lumen Technologies, Inc.	177,899	933,970
*	Madison Square Garden Entertainment Corp.	6,162	322,211
*	Magnite, Inc.	33,205	401,116
#	Marcus Corp.	7,922	119,939
	News Corp., Class A	71,983	1,458,376
	News Corp., Class B	36,651	749,146
	Nexstar Media Group, Inc.	5,865	1,200,976
*	PubMatic, Inc., Class A	3,187	48,857
*	QuinStreet, Inc.	9,126	139,902
*	Reading International, Inc., Class A	3,100	10,726
	Saga Communications, Inc., Class A	900	22,725
	Scholastic Corp.	9,036	399,753
	Shenandoah Telecommunications Co.	11,701	228,754
	Sinclair Broadcast Group, Inc., Class A	9,016	186,000
	TEGNA, Inc.	36,705	731,531
	Telephone & Data Systems, Inc.	31,636	422,973
*	Thryv Holdings, Inc.	8,806	196,990
*	TrueCar, Inc.	26,700	83,304
*	U.S. Cellular Corp.	13,273	324,658
*	Urban One, Inc.	10,394	51,762
*	WideOpenWest, Inc.	14,036	161,274
*	Yelp, Inc.	567	17,866
*	Ziff Davis, Inc.	7,911	707,876
TOTAL COMMUNICATION SERVICES			13,895,711
CONSUMER DISCRETIONARY — (16.1%)
*	1-800-Flowers.com, Inc., Class A	8,275	82,502

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	1stdibs.com, Inc.	5,318	$32,280
*	2U, Inc.	8,525	73,571
	Aaron's Co., Inc.	3,189	46,719
*	Abercrombie & Fitch Co., Class A	12,370	358,235
#	Academy Sports & Outdoors, Inc.	19,783	1,155,723
	Acushnet Holdings Corp.	11,171	524,478
*	Adient PLC	21,740	978,735
	ADT, Inc.	39,827	350,079
*	Adtalem Global Education, Inc.	13,736	524,440
*	American Axle & Manufacturing Holdings, Inc.	37,610	333,601
	American Eagle Outfitters, Inc.	37,639	607,493
*	American Public Education, Inc.	4,851	58,746
*	America's Car-Mart, Inc.	1,922	165,561
*	Asbury Automotive Group, Inc.	2,560	563,200
	Autoliv, Inc.	8,892	819,131
*	AutoNation, Inc.	12,131	1,537,240
*	Barnes & Noble Education, Inc.	14,129	32,638
	Bassett Furniture Industries, Inc.	2,964	57,383
*	Beazer Homes USA, Inc.	10,707	175,274
#	Big Lots, Inc.	7,200	117,792
*	Biglari Holdings, Inc., Class B	611	99,636
*	BJ's Restaurants, Inc.	5,474	172,814
*	Boot Barn Holdings, Inc.	5,754	480,401
	BorgWarner, Inc.	51,319	2,426,362
	Brunswick Corp.	4,897	412,964
*	Build-A-Bear Workshop, Inc.	3,093	75,964
	Caleres, Inc.	7,880	205,038
*	Capri Holdings Ltd.	13,694	910,514
*	CarMax, Inc.	11,508	810,739
*	CarParts.com, Inc.	3,400	23,188
*	Carrols Restaurant Group, Inc.	19,900	42,785
	Cato Corp., Class A	6,492	64,530
*	Cavco Industries, Inc.	1,806	480,577
*	Century Casinos, Inc.	6,956	61,352
	Century Communities, Inc.	9,462	579,074
*	Chico's FAS, Inc.	17,440	91,909
*	Children's Place, Inc.	2,553	115,830
*	Chuy's Holdings, Inc.	5,799	198,500
*	Citi Trends, Inc.	1,944	61,197
	Columbia Sportswear Co.	3,448	330,663
*	Conn's, Inc.	7,549	71,036
*	Container Store Group, Inc.	11,305	58,899
*	Cooper-Standard Holdings, Inc.	5,005	83,634
	Culp, Inc.	4,000	20,800
	Dana, Inc.	39,236	711,741
*	Delta Apparel, Inc.	2,016	23,527
#	Designer Brands, Inc., Class A	15,098	155,660
#	Dillard's, Inc., Class A	1,830	719,757
*	Dorman Products, Inc.	6,099	591,969
*	Duluth Holdings, Inc., Class B	9,967	66,281
	El Pollo Loco Holdings, Inc.	11,605	142,393
	Escalade, Inc.	2,840	35,273
#	Ethan Allen Interiors, Inc.	8,291	238,283
*	Fiesta Restaurant Group, Inc.	8,112	68,790
	Flexsteel Industries, Inc.	2,199	42,353
	Foot Locker, Inc.	24,682	1,073,914
*	Fossil Group, Inc.	14,885	84,547
#	Franchise Group, Inc.	5,888	181,880
*	Full House Resorts, Inc.	2,414	21,291

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Funko, Inc., Class A	8,298	$100,406
	Gap, Inc.	56,872	771,753
*	Genesco, Inc.	3,080	148,733
*	G-III Apparel Group Ltd.	15,698	265,610
*	Goodyear Tire & Rubber Co.	76,303	858,409
*	GoPro, Inc., Class A	38,721	238,134
	Graham Holdings Co., Class B	1,065	695,775
*	Green Brick Partners, Inc.	12,789	399,017
	Group 1 Automotive, Inc.	4,074	871,225
	Guess?, Inc.	8,357	193,632
	Hamilton Beach Brands Holding Co., Class A	3,030	39,239
	Harley-Davidson, Inc.	21,690	998,391
#	Haverty Furniture Cos., Inc.	4,085	142,648
#*	Helen of Troy Ltd.	1,209	136,750
#	Hibbett, Inc.	2,907	192,909
	Hooker Furnishings Corp.	3,752	79,017
*	Hovnanian Enterprises, Inc., Class A	832	48,156
*	iRobot Corp.	6,456	290,520
	Johnson Outdoors, Inc., Class A	2,637	180,529
	KB Home	15,696	603,511
	Kohl's Corp.	24,012	777,268
*	Lakeland Industries, Inc.	2,662	38,546
*	Lands' End, Inc.	10,977	99,122
*	Landsea Homes Corp.	8,705	57,714
	Laureate Education, Inc.	33,957	372,848
	La-Z-Boy, Inc.	12,228	347,642
*	Lazydays Holdings, Inc.	2,255	29,743
	LCI Industries	5,011	562,334
	Lear Corp.	3,127	455,854
*	Legacy Housing Corp.	6,100	122,122
	Leggett & Platt, Inc.	2,811	102,770
*	LGI Homes, Inc.	6,369	725,111
*	Life Time Group Holdings, Inc.	4,169	78,336
	Lifetime Brands, Inc.	6,271	50,231
*	Lincoln Educational Services Corp.	9,167	58,210
	Lithia Motors, Inc.	5,861	1,542,615
*	LL Flooring Holdings, Inc.	7,236	43,850
	Macy's, Inc.	55,486	1,311,134
*	Malibu Boats, Inc., Class A	3,900	236,301
*	MarineMax, Inc.	7,027	219,594
	Marriott Vacations Worldwide Corp.	859	137,474
*	MasterCraft Boat Holdings, Inc.	2,182	62,754
	MDC Holdings, Inc.	19,481	735,603
*	Modine Manufacturing Co.	14,884	355,579
*	Mohawk Industries, Inc.	11,118	1,334,827
*	Monarch Casino & Resort, Inc.	1,391	106,578
	Monro, Inc.	6,352	323,317
*	Motorcar Parts of America, Inc.	5,801	84,463
	Movado Group, Inc.	5,203	183,978
#*	National Vision Holdings, Inc.	3,538	145,412
	Newell Brands, Inc.	64,435	1,028,383
*	ODP Corp.	12,767	658,777
*	Ollie's Bargain Outlet Holdings, Inc.	8,982	491,854
#*	OneWater Marine, Inc., Class A	700	22,918
#	Oxford Industries, Inc.	3,028	354,942
	Patrick Industries, Inc.	6,092	432,349
*	Penn Entertainment, Inc.	12,848	455,462
	Penske Automotive Group, Inc.	13,166	1,682,878
*	Perdoceo Education Corp.	20,573	307,978

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Playa Hotels & Resorts NV	50,237	$380,796
	PulteGroup, Inc.	49,102	2,793,413
	PVH Corp.	11,257	1,012,004
	Ralph Lauren Corp.	2,156	267,021
	RCI Hospitality Holdings, Inc.	1,296	117,664
	Rent-A-Center, Inc.	8,812	236,955
	Rocky Brands, Inc.	2,089	65,762
	Shoe Carnival, Inc.	8,162	222,904
	Signet Jewelers Ltd.	9,278	712,643
*	Skechers USA, Inc., Class A	6,104	293,908
*	Skyline Champion Corp.	1,738	102,455
*	Solo Brands, Inc., Class A	9,073	40,103
	Sonic Automotive, Inc., Class A	7,204	386,927
*	Sportsman's Warehouse Holdings, Inc.	13,073	123,278
	Standard Motor Products, Inc.	5,710	231,027
	Steven Madden Ltd.	15,730	563,920
*	Stoneridge, Inc.	6,961	171,658
	Strategic Education, Inc.	6,226	581,197
*	Strattec Security Corp.	1,038	25,857
*	Stride, Inc.	8,373	359,453
	Superior Group of Cos., Inc.	4,197	50,070
*	Taylor Morrison Home Corp.	28,582	1,023,236
#	Thor Industries, Inc.	11,625	1,108,211
#*	Tile Shop Holdings, Inc.	5,840	29,200
*	Tilly's, Inc., Class A	7,075	62,684
	Toll Brothers, Inc.	24,849	1,478,267
*	TopBuild Corp.	997	199,460
*	Topgolf Callaway Brands Corp.	14,098	345,260
#*	Traeger, Inc.	6,567	23,838
*	TravelCenters of America, Inc.	2,865	130,415
*	Tri Pointe Homes, Inc.	27,021	596,894
*	Under Armour, Inc., Class A	19,900	246,561
*	Under Armour, Inc., Class C	16,825	183,392
*	Unifi, Inc.	5,046	43,143
*	Universal Electronics, Inc.	3,964	92,877
*	Universal Technical Institute, Inc.	8,739	66,242
*	Urban Outfitters, Inc.	25,412	696,035
*	Vera Bradley, Inc.	8,847	52,640
*	VOXX International Corp.	7,772	81,956
	Weyco Group, Inc.	3,084	83,946
	Whirlpool Corp.	4,777	743,253
	Winnebago Industries, Inc.	8,637	550,004
	Wolverine World Wide, Inc.	14,167	228,514
»††	Zagg, Inc.	5,384	485
*	Zumiez, Inc.	5,100	131,733
TOTAL CONSUMER DISCRETIONARY			60,959,382
CONSUMER STAPLES — (3.4%)
	Andersons, Inc.	10,801	397,261
*	BellRing Brands, Inc.	6,703	190,097
	Calavo Growers, Inc.	1,189	38,107
*	Central Garden & Pet Co.	3,200	134,208
*	Central Garden & Pet Co., Class A	11,216	444,490
*	Darling Ingredients, Inc.	600	39,774
*	Duckhorn Portfolio, Inc.	12,202	197,428
	Edgewell Personal Care Co.	13,948	597,811
*	Farmer Bros Co.	5,200	25,376
	Fresh Del Monte Produce, Inc.	13,068	373,745
*	Grocery Outlet Holding Corp.	11,507	349,698

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Hain Celestial Group, Inc.	7,158	$146,882
*	HF Foods Group, Inc.	4,587	21,375
*	Hostess Brands, Inc.	31,604	731,000
	Ingles Markets, Inc., Class A	3,951	375,345
	Ingredion, Inc.	5,882	604,670
*	Lifecore Biomedical, Inc.	5,975	37,105
	Lifevantage Corp.	2,900	11,600
	MGP Ingredients, Inc.	1,548	150,992
*	Mission Produce, Inc.	2,239	27,898
	Molson Coors Beverage Co., Class B	34,303	1,803,652
	Natural Grocers by Vitamin Cottage, Inc.	6,617	65,707
*	Nature's Sunshine Products, Inc.	5,004	52,842
	Nu Skin Enterprises, Inc., Class A	7,665	328,675
	Oil-Dri Corp. of America	2,079	75,447
*	Post Holdings, Inc.	10,729	1,018,719
	PriceSmart, Inc.	4,401	327,038
*	Seneca Foods Corp., Class A	1,485	92,812
*	Simply Good Foods Co.	14,276	518,219
	SpartanNash Co.	9,556	302,734
	Spectrum Brands Holdings, Inc.	8,388	569,377
*	Sprouts Farmers Market, Inc.	8,708	278,221
	Tootsie Roll Industries, Inc.	4,878	218,193
*	TreeHouse Foods, Inc.	13,420	649,931
*	U.S. Foods Holding Corp.	7,183	273,888
*	United Natural Foods, Inc.	15,914	662,341
*	USANA Health Sciences, Inc.	2,752	160,827
	Village Super Market, Inc., Class A	3,681	85,620
#	Weis Markets, Inc.	6,418	554,130
*	Whole Earth Brands, Inc.	2,362	8,952
TOTAL CONSUMER STAPLES			12,942,187
ENERGY — (4.4%)
	Archrock, Inc.	44,368	439,687
	ChampionX Corp.	21,666	715,411
*	Clean Energy Fuels Corp.	56,392	319,179
	Delek U.S. Holdings, Inc.	16,672	446,143
	DHT Holdings, Inc.	24,621	211,002
*	Dril-Quip, Inc.	9,081	278,877
*	DT Midstream, Inc.	15,639	854,828
*	Expro Group Holdings NV	3,220	60,826
*	Forum Energy Technologies, Inc.	2,297	75,801
*	Geospace Technologies Corp.	3,758	17,888
*	Green Plains, Inc.	5,366	186,576
*	Helix Energy Solutions Group, Inc.	42,491	336,954
	HF Sinclair Corp.	37,351	2,125,272
*	Independence Contract Drilling, Inc.	2,563	11,252
	Liberty Energy, Inc.	34,674	548,889
*	Nabors Industries Ltd.	1,572	279,093
*	National Energy Services Reunited Corp.	26,039	196,855
*	Natural Gas Services Group, Inc.	4,461	51,078
*	Newpark Resources, Inc.	27,372	124,269
*	NexTier Oilfield Solutions, Inc.	11,988	112,927
	NOV, Inc.	56,819	1,388,656
*	Oceaneering International, Inc.	17,485	373,305
*	Oil States International, Inc.	18,990	162,554
	Patterson-UTI Energy, Inc.	41,922	704,290
	PBF Energy, Inc., Class A	24,596	1,032,786
*	ProPetro Holding Corp.	28,061	279,207
	Range Resources Corp.	11,125	278,347

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	5,319	$174,038
	RPC, Inc.	44,776	444,178
	Select Energy Services, Inc., Class A	26,160	229,685
	Sitio Royalties Corp., Class A	9,676	257,091
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	61,125
*	TechnipFMC PLC	101,291	1,406,932
*	Tidewater, Inc.	10,315	447,671
#*	Transocean Ltd.	170,805	1,151,226
*	U.S. Silica Holdings, Inc.	17,898	219,071
*	Vitesse Energy, Inc.	4,373	69,793
	World Fuel Services Corp.	18,657	527,993
TOTAL ENERGY			16,600,755
FINANCIALS — (26.9%)
	1st Source Corp.	4,113	202,318
*	Acacia Research Corp.	11,087	48,339
#	ACNB Corp.	1,459	57,412
	Affiliated Managers Group, Inc.	1,325	228,881
	Alerus Financial Corp.	4,356	89,646
	Ally Financial, Inc.	17,880	580,921
	Amalgamated Financial Corp.	6,562	150,598
	A-Mark Precious Metals, Inc.	3,702	142,527
*	Ambac Financial Group, Inc.	13,700	228,242
	Amerant Bancorp, Inc.	7,261	202,146
	American Equity Investment Life Holding Co.	26,319	1,254,100
	American National Bankshares, Inc.	2,683	92,859
	Ameris Bancorp	18,718	882,741
	Ames National Corp.	1,467	35,340
	Argo Group International Holdings Ltd.	6,054	168,059
	Arrow Financial Corp.	4,328	142,434
*	AssetMark Financial Holdings, Inc.	4,455	118,236
	Associated Banc-Corp.	34,677	777,112
	Associated Capital Group, Inc., Class A	306	11,643
	Assured Guaranty Ltd.	13,118	821,187
	Atlantic Union Bankshares Corp.	20,288	784,943
*	Atlanticus Holdings Corp.	2,285	74,263
	Axis Capital Holdings Ltd.	12,332	771,613
*	Axos Financial, Inc.	16,226	780,795
	Banc of California, Inc.	16,271	283,441
*	Bancorp, Inc.	4,095	138,943
	Bank of Marin Bancorp	4,948	150,766
	Bank of NT Butterfield & Son Ltd.	104	3,324
	Bank OZK	20,231	923,950
	BankFinancial Corp.	3,100	31,279
	BankUnited, Inc.	20,789	782,498
	Bankwell Financial Group, Inc.	1,826	53,995
	Banner Corp.	7,229	468,656
	Bar Harbor Bankshares	4,147	128,847
	BayCom Corp.	3,607	72,537
	BCB Bancorp, Inc.	5,064	91,101
	Berkshire Hills Bancorp, Inc.	12,128	376,574
#*	Blue Foundry Bancorp	3,320	39,442
	Blue Ridge Bankshares, Inc.	4,083	51,691
	BOK Financial Corp.	8,829	887,314
	Bread Financial Holdings, Inc.	12,316	505,325
*	Bridgewater Bancshares, Inc.	3,669	57,090
*	Brighthouse Financial, Inc.	15,326	862,394
	Brookline Bancorp, Inc.	24,590	321,631
	Business First Bancshares, Inc.	5,554	115,190

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Byline Bancorp, Inc.	9,356	$232,029
	C&F Financial Corp.	728	44,401
	Cadence Bank	30,896	790,320
	Cambridge Bancorp	1,034	82,720
	Camden National Corp.	3,508	148,143
*	Cannae Holdings, Inc.	20,750	507,130
	Capital Bancorp, Inc.	1,866	40,119
	Capital City Bank Group, Inc.	3,510	113,970
	Capitol Federal Financial, Inc.	37,523	314,068
	Capstar Financial Holdings, Inc.	6,833	118,963
*	Carter Bankshares, Inc.	6,178	102,678
	Cathay General Bancorp	19,842	872,254
	Central Pacific Financial Corp.	5,022	113,497
	Central Valley Community Bancorp	3,231	80,452
	Chemung Financial Corp.	124	6,453
	Citizens & Northern Corp.	3,770	89,198
	Civista Bancshares, Inc.	4,388	95,220
	CNA Financial Corp.	1,698	73,965
	CNB Financial Corp.	5,545	133,745
	Codorus Valley Bancorp, Inc.	2,623	64,814
	Colony Bankcorp, Inc.	2,660	34,287
#	Columbia Banking System, Inc.	21,962	678,845
	Comerica, Inc.	5,795	424,831
	Community Financial Corp.	1,752	70,711
	Community Trust Bancorp, Inc.	4,858	209,283
	ConnectOne Bancorp, Inc.	10,393	247,042
*	Consumer Portfolio Services, Inc.	5,067	50,923
	Cowen, Inc., Class A	6,639	258,124
*	CrossFirst Bankshares, Inc.	12,402	167,427
*	Customers Bancorp, Inc.	8,741	265,464
	CVB Financial Corp.	5,603	135,705
	Dime Community Bancshares, Inc.	10,625	316,837
	Donegal Group, Inc., Class A	7,840	119,011
	Eagle Bancorp Montana, Inc.	1,400	23,422
	Eagle Bancorp, Inc.	8,953	425,178
	East West Bancorp, Inc.	6,511	511,244
	Eastern Bankshares, Inc.	29,815	482,109
*	eHealth, Inc.	454	3,768
	Employers Holdings, Inc.	7,389	324,155
#*	Encore Capital Group, Inc.	5,930	330,420
*	Enova International, Inc.	8,573	391,357
*	Enstar Group Ltd.	3,041	736,834
	Enterprise Bancorp, Inc.	1,700	60,418
	Enterprise Financial Services Corp.	9,682	516,244
	Equity Bancshares, Inc., Class A	4,772	142,444
	Essent Group Ltd.	18,391	809,756
	Evans Bancorp, Inc.	1,450	57,333
	Everest Re Group Ltd.	3,108	1,086,837
#*	EZCORP, Inc., Class A	16,554	150,807
	F&G Annuities & Life, Inc.	1,321	28,349
	Farmers & Merchants Bancorp, Inc.	288	8,194
	Farmers National Banc Corp.	9,510	136,754
	FB Financial Corp.	12,658	475,434
	Federal Agricultural Mortgage Corp., Class C	1,692	224,985
	Fidelity National Financial, Inc.	21,106	929,297
	Financial Institutions, Inc.	4,756	117,521
	First American Financial Corp.	20,098	1,243,463
	First Bancorp	8,483	338,048
	First BanCorp	36,277	487,926

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp, Inc.	2,300	$68,218
	First Bancshares, Inc.	4,806	147,304
	First Bank	5,876	79,502
	First Busey Corp.	14,729	351,581
	First Business Financial Services, Inc.	2,501	89,536
	First Citizens BancShares, Inc., Class A	1,015	789,345
	First Commonwealth Financial Corp.	25,755	378,856
	First Community Bankshares, Inc.	4,987	162,127
	First Community Corp.	600	12,336
	First Financial Bancorp	25,997	658,504
	First Financial Corp.	1,600	71,872
	First Foundation, Inc.	13,759	213,677
	First Hawaiian, Inc.	24,348	668,109
	First Horizon Corp.	74,501	1,842,410
	First Internet Bancorp	2,790	73,349
	First Interstate BancSystem, Inc., Class A	10,232	367,124
	First Merchants Corp.	16,144	688,380
	First Mid Bancshares, Inc.	4,406	141,565
	First Northwest Bancorp	1,286	19,483
	First of Long Island Corp.	6,657	117,563
*	First Western Financial, Inc.	1,560	40,950
	Flushing Financial Corp.	8,815	169,160
	FNB Corp.	54,788	781,825
	FS Bancorp, Inc.	2,327	83,656
	Fulton Financial Corp.	45,928	768,375
*	FVCBankcorp, Inc.	585	10,021
*	Genworth Financial, Inc., Class A	110,404	609,430
	German American Bancorp, Inc.	1,538	59,244
	Globe Life, Inc.	1,394	168,465
	Great Southern Bancorp, Inc.	3,335	194,897
*	Green Dot Corp., Class A	10,570	191,106
*	Greenlight Capital Re Ltd., Class A	7,969	78,495
	Guaranty Bancshares, Inc.	1,531	50,492
	Hancock Whitney Corp.	17,973	925,250
	Hanmi Financial Corp.	8,720	203,089
	HarborOne Bancorp, Inc.	13,588	185,340
	HBT Financial, Inc.	289	6,060
	Heartland Financial USA, Inc.	10,551	521,958
	Heritage Commerce Corp.	15,470	187,496
	Heritage Financial Corp.	10,056	286,898
	Hingham Institution For Savings	168	49,113
	Home Bancorp, Inc.	2,324	89,242
	Home BancShares, Inc.	23,181	553,330
	HomeStreet, Inc.	3,600	99,252
	Hope Bancorp, Inc.	31,403	404,785
	Horace Mann Educators Corp.	10,597	377,359
	Horizon Bancorp, Inc.	12,039	188,290
	Independent Bank Corp.	5,287	421,321
	Independent Bank Corp.	6,289	139,427
	Independent Bank Group, Inc.	10,991	673,748
	International Bancshares Corp.	13,830	648,212
	Invesco Ltd.	76,526	1,416,496
	Investar Holding Corp.	2,815	58,693
	Investors Title Co.	336	54,432
	Jackson Financial, Inc., Class A	12,668	557,899
	James River Group Holdings Ltd.	6,984	158,257
	Janus Henderson Group PLC	22,831	591,780
	Jefferies Financial Group, Inc.	37,162	1,459,723
	Kearny Financial Corp.	20,045	188,022

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kemper Corp.	17,078	$1,002,991
	Lakeland Bancorp, Inc.	15,301	294,850
	LCNB Corp.	2,465	44,986
*	LendingClub Corp.	22,159	214,721
	Live Oak Bancshares, Inc.	1,479	50,626
	Luther Burbank Corp.	11,664	136,935
	Macatawa Bank Corp.	10,179	112,173
	MainStreet Bancshares, Inc.	866	24,854
	Mercantile Bank Corp.	4,297	147,516
	Merchants Bancorp	8,128	233,843
	Mercury General Corp.	12,809	457,666
	Meridian Corp.	931	29,652
#	Metrocity Bankshares, Inc.	1,921	38,843
*	Metropolitan Bank Holding Corp.	2,873	170,599
	MGIC Investment Corp.	55,855	788,673
	Mid Penn Bancorp, Inc.	3,685	115,967
	Midland States Bancorp, Inc.	6,311	160,804
	MidWestOne Financial Group, Inc.	3,605	112,296
*	Mr Cooper Group, Inc.	10,331	475,123
	MVB Financial Corp.	1,763	38,927
	National Bank Holdings Corp., Class A	5,516	232,941
	National Bankshares, Inc.	833	33,786
	National Western Life Group, Inc., Class A	877	242,754
	Navient Corp.	31,054	589,094
	NBT Bancorp, Inc.	7,901	310,588
	Nelnet, Inc., Class A	6,145	586,786
	New York Community Bancorp, Inc.	159,366	1,592,066
*	Nicolet Bankshares, Inc.	3,733	272,098
*	NMI Holdings, Inc., Class A	22,575	524,417
	Northeast Bank	2,260	106,672
#	Northeast Community Bancorp, Inc.	2,108	32,695
	Northfield Bancorp, Inc.	14,286	213,576
	Northrim BanCorp, Inc.	1,300	69,589
	Northwest Bancshares, Inc.	34,632	489,696
	Norwood Financial Corp.	406	13,946
	OceanFirst Financial Corp.	15,684	375,161
*	Ocwen Financial Corp.	2,286	82,296
	OFG Bancorp	12,504	353,988
	Old National Bancorp	47,201	826,017
	Old Republic International Corp.	63,596	1,678,298
	Old Second Bancorp, Inc.	3,139	53,332
	OneMain Holdings, Inc.	16,253	701,154
	OP Bancorp	4,129	46,823
*	Oportun Financial Corp.	3,323	23,294
	Oppenheimer Holdings, Inc., Class A	2,246	106,932
	Origin Bancorp, Inc.	6,286	235,725
	Orrstown Financial Services, Inc.	3,080	76,230
	Pacific Premier Bancorp, Inc.	25,844	835,795
	PacWest Bancorp	28,122	777,855
	Park National Corp.	654	81,914
	Parke Bancorp, Inc.	1,744	36,110
	Pathward Financial, Inc.	3,311	164,292
	PCB Bancorp	3,867	71,810
	Peapack-Gladstone Financial Corp.	4,995	185,265
	Penns Woods Bancorp, Inc.	542	14,520
	PennyMac Financial Services, Inc.	11,920	803,646
	Peoples Bancorp, Inc.	8,185	242,849
	Peoples Financial Services Corp.	1,223	62,349
	Pinnacle Financial Partners, Inc.	9,454	744,313

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Popular, Inc.	14,277	$979,973
*	PRA Group, Inc.	10,489	422,077
	Preferred Bank	1,600	113,808
	Premier Financial Corp.	9,732	243,495
	Primis Financial Corp.	6,655	78,795
	Princeton Bancorp, Inc.	25	859
	ProAssurance Corp.	13,684	265,333
*	Professional Holding Corp., Class A	2,606	74,662
*	PROG Holdings, Inc.	6,203	138,265
	Prosperity Bancshares, Inc.	18,866	1,431,175
	Provident Bancorp, Inc.	2,278	20,548
	Provident Financial Services, Inc.	20,294	476,097
	QCR Holdings, Inc.	4,338	228,005
	Radian Group, Inc.	26,144	577,782
	RBB Bancorp	4,729	95,242
	Red River Bancshares, Inc.	588	29,929
	Regional Management Corp.	2,679	92,399
	Reinsurance Group of America, Inc.	10,502	1,593,889
	RenaissanceRe Holdings Ltd.	241	47,161
	Renasant Corp.	14,288	508,367
	Republic Bancorp, Inc., Class A	3,891	175,017
#*	Republic First Bancorp, Inc.	16,007	35,215
	Richmond Mutual BanCorp, Inc.	550	7,161
	Riverview Bancorp, Inc.	4,900	35,966
	S&T Bancorp, Inc.	10,418	379,007
	Safety Insurance Group, Inc.	2,264	191,059
	Sandy Spring Bancorp, Inc.	11,815	399,347
	Seacoast Banking Corp. of Florida	6,216	199,596
*	Security National Financial Corp., Class A	2,579	18,595
	Shore Bancshares, Inc.	5,417	94,689
	Sierra Bancorp	4,635	97,613
	Simmons First National Corp., Class A	33,203	740,759
*	SiriusPoint Ltd.	42,599	323,326
	SmartFinancial, Inc.	4,132	111,440
	South Plains Financial, Inc.	3,123	87,756
*	Southern First Bancshares, Inc.	2,262	95,208
	Southern Missouri Bancorp, Inc.	2,534	122,696
	Southside Bancshares, Inc.	3,285	124,436
	SouthState Corp.	17,892	1,424,203
	Stellar Bancorp, Inc.	13,375	375,971
	Stewart Information Services Corp.	6,712	320,632
	Stifel Financial Corp.	16,878	1,137,746
*	StoneX Group, Inc.	2,890	253,973
	Summit Financial Group, Inc.	2,814	73,023
	Synovus Financial Corp.	19,801	830,652
	Territorial Bancorp, Inc.	2,739	65,791
*	Texas Capital Bancshares, Inc.	11,335	748,903
	Timberland Bancorp, Inc.	1,300	43,290
	Tiptree, Inc.	10,446	156,794
	Tompkins Financial Corp.	1,660	125,048
	Towne Bank	19,389	590,783
*	Trean Insurance Group, Inc.	8,318	50,657
	TriCo Bancshares	5,594	282,777
	Trinity Capital, Inc.	1,953	26,151
*	Triumph Financial, Inc.	1,623	90,450
	TrustCo Bank Corp. NY	5,345	191,939
	Trustmark Corp.	14,066	409,602
	UMB Financial Corp.	2,133	192,375
	Umpqua Holdings Corp.	29,883	543,871

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	22,649	$910,490
	United Community Banks, Inc.	8,685	282,610
	United Fire Group, Inc.	6,394	201,347
	Unity Bancorp, Inc.	1,986	52,569
	Universal Insurance Holdings, Inc.	8,877	113,093
	Univest Financial Corp.	8,210	222,902
	Unum Group	34,077	1,432,256
	Valley National Bancorp	74,980	890,762
	Veritex Holdings, Inc.	13,902	391,341
	Victory Capital Holdings, Inc., Class A	1,448	42,919
	Virtus Investment Partners, Inc.	676	145,259
#	Voya Financial, Inc.	16,495	1,150,856
	Walker & Dunlop, Inc.	2,381	227,100
	Washington Federal, Inc.	17,645	625,692
	Washington Trust Bancorp, Inc.	1,943	83,102
	Waterstone Financial, Inc.	6,614	106,485
	Webster Financial Corp.	25,358	1,335,099
	WesBanco, Inc.	15,539	577,585
	West BanCorp, Inc.	2,070	45,333
	Western Alliance Bancorp	8,942	673,959
	Western New England Bancorp, Inc.	5,200	50,700
	Westwood Holdings Group, Inc.	546	7,060
	White Mountains Insurance Group Ltd.	539	823,570
	Wintrust Financial Corp.	8,493	776,855
	WSFS Financial Corp.	16,039	774,844
	Zions Bancorp NA	10,561	561,423
TOTAL FINANCIALS			102,269,004
HEALTH CARE — (6.6%)
*	Acadia Healthcare Co., Inc.	9,133	767,355
*	Accolade, Inc.	5,511	64,313
*	Actinium Pharmaceuticals, Inc.	1,500	17,580
*	Addus HomeCare Corp.	5,414	582,113
*	Adicet Bio, Inc.	2,430	22,235
#*	Agiliti, Inc.	7,266	134,058
*	Agios Pharmaceuticals, Inc.	14,553	429,022
#*	Allogene Therapeutics, Inc.	18,514	142,928
#*	ALX Oncology Holdings, Inc.	2,574	23,938
*	Amedisys, Inc.	2,349	227,054
*	American Well Corp., Class A	31,373	124,551
*	Amneal Pharmaceuticals, Inc.	6,638	14,604
*	Amphastar Pharmaceuticals, Inc.	5,457	165,129
*	AnaptysBio, Inc.	5,029	125,172
*	AngioDynamics, Inc.	11,516	149,938
*	ANI Pharmaceuticals, Inc.	3,937	176,102
*	Anika Therapeutics, Inc.	4,896	151,825
*	Arcus Biosciences, Inc.	6,578	142,282
*	Artivion, Inc.	5,856	76,362
*	Avanos Medical, Inc.	12,936	396,359
*	Avidity Biosciences, Inc.	5,223	123,785
#*	Avita Medical, Inc.	1,845	17,232
*	Biomea Fusion, Inc.	2,520	23,990
*	Brookdale Senior Living, Inc.	30,008	86,423
*	C4 Therapeutics, Inc.	5,992	46,678
*	Castle Biosciences, Inc.	1,032	27,947
*	Century Therapeutics, Inc.	1,182	5,402
*	Certara, Inc.	15,527	301,224
*	Chinook Therapeutics, Inc.	5,971	150,887
*	Collegium Pharmaceutical, Inc.	2,378	66,774

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Computer Programs & Systems, Inc.	3,355	$98,570
*	Concert Pharmaceuticals, Inc.	2,469	20,591
*	Cross Country Healthcare, Inc.	5,716	158,619
#*	Cullinan Oncology, Inc.	2,738	31,870
*	Cumberland Pharmaceuticals, Inc.	6,200	16,740
	DENTSPLY SIRONA, Inc.	23,665	871,582
*	Dynavax Technologies Corp.	2,288	26,037
*	Dyne Therapeutics, Inc.	2,148	31,361
*	Eagle Pharmaceuticals, Inc.	2,329	79,046
*	Editas Medicine, Inc.	11,498	113,715
*	Elanco Animal Health, Inc.	54,757	751,814
*	Electromed, Inc.	666	7,186
*	Emergent BioSolutions, Inc.	9,730	128,339
*	Enhabit, Inc.	2,235	34,330
*	Enovis Corp.	14,610	919,699
*	Envista Holdings Corp.	31,343	1,222,064
*	Enzo Biochem, Inc.	10,600	14,204
*	FONAR Corp.	1,044	18,823
*	Fulcrum Therapeutics, Inc.	2,323	29,293
#*	Fulgent Genetics, Inc.	8,076	272,807
#*	Generation Bio Co.	10,700	63,130
#*	GoodRx Holdings, Inc., Class A	14,044	78,506
*	Harvard Bioscience, Inc.	6,000	17,880
*	Health Catalyst, Inc.	3,103	43,132
*	HealthStream, Inc.	6,475	156,566
*	Heska Corp.	674	60,283
*	Ideaya Biosciences, Inc.	6,109	104,036
*	Immunovant, Inc.	6,920	122,968
*	Innoviva, Inc.	23,315	294,935
*	Inogen, Inc.	7,512	175,255
*	Integer Holdings Corp.	7,867	517,727
*	Ironwood Pharmaceuticals, Inc.	6,852	78,935
*	iTeos Therapeutics, Inc.	3,212	67,131
*	KalVista Pharmaceuticals, Inc.	2,384	18,977
*	Kodiak Sciences, Inc.	7,723	62,402
*	Kura Oncology, Inc.	6,223	86,002
*	LENSAR, Inc.	858	2,523
*	LHC Group, Inc.	3,089	489,915
#*	LifeStance Health Group, Inc.	4,077	21,527
*	Ligand Pharmaceuticals, Inc.	2,393	166,792
*	LivaNova PLC	6,803	382,329
*	Meridian Bioscience, Inc.	5,100	173,400
#	Mesa Laboratories, Inc.	603	117,308
*	Myriad Genetics, Inc.	21,889	431,651
	National HealthCare Corp.	4,992	297,224
*	Nektar Therapeutics	16,221	44,121
*	NeoGenomics, Inc.	13,101	155,640
*	Neuronetics, Inc.	4,549	26,748
*	NextGen Healthcare, Inc.	3,763	71,572
#*	Nkarta, Inc.	1,298	6,918
*	Nurix Therapeutics, Inc.	3,249	39,930
*	NuVasive, Inc.	7,584	345,830
*	Nuvation Bio, Inc.	3,493	8,593
*	Olema Pharmaceuticals, Inc.	4,664	22,527
*	OmniAb, Inc.	7,895	32,685
*	OmniAb, Inc.	907	0
*	OmniAb, Inc.	907	0
#*	OPKO Health, Inc.	90,330	116,526
*	OraSure Technologies, Inc.	23,871	133,200

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Organogenesis Holdings, Inc.	14,062	$35,999
	Organon & Co.	933	28,111
*	Orthofix Medical, Inc.	9,942	215,045
*	OrthoPediatrics Corp.	269	12,678
	Owens & Minor, Inc.	13,413	264,773
*	Pacira BioSciences, Inc.	4,115	161,596
	Patterson Cos., Inc.	14,679	443,159
*††	PDL BioPharma, Inc.	11,311	27,712
*	Pediatrix Medical Group, Inc.	20,028	307,430
	Perrigo Co. PLC	27,645	1,034,476
*	PetIQ, Inc.	5,025	59,496
	Phibro Animal Health Corp., Class A	3,800	58,520
#*	Prelude Therapeutics, Inc.	6,582	41,993
	Premier, Inc., Class A	12,454	415,465
*	Prestige Consumer Healthcare, Inc.	9,555	628,337
#	ProPhase Labs, Inc.	2,203	18,021
*	Protagonist Therapeutics, Inc.	7,190	95,555
*	Quanterix Corp.	1,251	17,677
*	REGENXBIO, Inc.	9,415	218,522
*	Replimune Group, Inc.	4,110	114,464
*	Sage Therapeutics, Inc.	11,676	517,714
*	Seer, Inc.	6,966	31,695
	Select Medical Holdings Corp.	10,943	318,113
*	Supernus Pharmaceuticals, Inc.	8,821	361,749
*	Surgery Partners, Inc.	3,476	115,403
*	Sutro Biopharma, Inc.	13,022	94,279
*	Syneos Health, Inc.	2,924	105,030
*	Taro Pharmaceutical Industries Ltd.	7,898	235,518
*	Teladoc Health, Inc.	2,467	72,530
*	Terns Pharmaceuticals, Inc.	2,613	23,700
	Universal Health Services, Inc., Class B	16,077	2,382,772
	Utah Medical Products, Inc.	400	36,852
*	Vanda Pharmaceuticals, Inc.	18,376	141,128
*	Varex Imaging Corp.	13,258	284,914
*	Veracyte, Inc.	13,586	341,416
*	Veradigm, Inc.	35,681	639,047
*	Viking Therapeutics, Inc.	15,543	136,157
*	Viracta Therapeutics, Inc.	3,338	6,943
*	Xencor, Inc.	8,458	278,437
*	XOMA Corp.	662	13,432
TOTAL HEALTH CARE			25,000,634
INDUSTRIALS — (19.2%)
*	3D Systems Corp.	43,984	477,666
*	AAR Corp.	10,315	530,604
	ABM Industries, Inc.	13,592	637,601
	ACCO Brands Corp.	23,386	148,501
	Acme United Corp.	800	18,880
	Acuity Brands, Inc.	1,018	191,913
	AGCO Corp.	11,253	1,554,377
	Air Lease Corp.	28,976	1,303,051
	Alamo Group, Inc.	3,439	538,100
	Albany International Corp., Class A	3,721	417,310
*	Alight, Inc., Class A	12,131	113,910
	Allied Motion Technologies, Inc.	4,747	192,918
	Alta Equipment Group, Inc.	8,018	135,905
	Altra Industrial Motion Corp.	15,671	957,028
*	American Superconductor Corp.	8,401	45,617
*	American Woodmark Corp.	4,684	268,346

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	API Group Corp.	4,801	$106,774
	Apogee Enterprises, Inc.	6,087	285,115
	Applied Industrial Technologies, Inc.	1,045	149,654
	ARC Document Solutions, Inc.	15,000	52,350
	ArcBest Corp.	7,233	603,594
	Arcosa, Inc.	13,644	808,680
	Argan, Inc.	3,568	139,116
*	ASGN, Inc.	4,523	411,367
	Astec Industries, Inc.	6,477	285,895
*	Astronics Corp.	8,264	122,720
#*	AZEK Co., Inc.	21,815	526,396
	AZZ, Inc.	4,534	192,604
	Barnes Group, Inc.	14,703	650,755
	Barrett Business Services, Inc.	842	83,678
#*	Beacon Roofing Supply, Inc.	13,020	740,578
	BGSF, Inc.	1,600	23,168
*	BlueLinx Holdings, Inc.	2,431	211,059
	Boise Cascade Co.	11,682	875,800
	Brady Corp., Class A	7,430	397,282
*	BrightView Holdings, Inc.	27,293	216,979
*	Builders FirstSource, Inc.	26,792	2,135,322
*	CACI International, Inc., Class A	1,880	579,209
*	CBIZ, Inc.	7,321	348,406
*	CECO Environmental Corp.	12,455	179,227
*	CIRCOR International, Inc.	1,100	30,415
*	Civeo Corp.	3,828	131,109
*	Clarivate PLC	23,812	264,789
	Columbus McKinnon Corp.	7,859	282,531
*	Commercial Vehicle Group, Inc.	8,639	72,395
*	Concrete Pumping Holdings, Inc.	11,209	91,241
*	Construction Partners, Inc., Class A	3,962	112,085
	Covenant Logistics Group, Inc.	3,467	114,966
	CRA International, Inc.	1,236	146,886
*	Daseke, Inc.	10,100	70,498
	Deluxe Corp.	13,906	277,981
*	Distribution Solutions Group, Inc.	1,240	51,212
*	DLH Holdings Corp.	1,750	21,543
*	Ducommun, Inc.	3,684	212,862
	Dun & Bradstreet Holdings, Inc.	40,694	596,167
*	DXP Enterprises, Inc.	5,281	160,014
*	Dycom Industries, Inc.	3,028	288,780
	Eastern Co.	1,042	22,611
	EMCOR Group, Inc.	4,542	673,352
	Encore Wire Corp.	4,821	778,254
	Enerpac Tool Group Corp.	6,193	164,362
	EnerSys	6,822	566,362
	Ennis, Inc.	8,289	176,058
	EnPro Industries, Inc.	5,896	713,829
	Esab Corp.	8,696	502,716
	ESCO Technologies, Inc.	6,001	590,738
#*	EVI Industries, Inc.	201	4,092
	Federal Signal Corp.	7,757	413,060
*	First Advantage Corp.	26,743	371,193
	Flowserve Corp.	10,350	356,247
#*	Fluor Corp.	13,263	487,415
	Fortune Brands Innovations, Inc.	13,548	873,982
*	Gates Industrial Corp. PLC	77,664	1,025,941
	GATX Corp.	6,688	765,442
*	Gencor Industries, Inc.	1,912	20,344

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	7,051	$377,722
*	GMS, Inc.	7,150	424,138
	Gorman-Rupp Co.	3,500	100,555
*	Graham Corp.	3,300	32,010
	Granite Construction, Inc.	13,630	580,365
*	Great Lakes Dredge & Dock Corp.	14,405	99,106
	Greenbrier Cos., Inc.	9,305	287,711
	Griffon Corp.	9,746	398,417
*	Harsco Corp.	19,072	151,432
#*	Hayward Holdings, Inc.	28,986	391,021
	Healthcare Services Group, Inc.	13,935	187,704
	Heartland Express, Inc.	15,734	264,646
	Heidrick & Struggles International, Inc.	5,781	177,824
	Helios Technologies, Inc.	5,013	330,858
	Herc Holdings, Inc.	2,280	354,130
#*	Hertz Global Holdings, Inc.	25,571	460,789
	Hillenbrand, Inc.	12,465	584,110
	HNI Corp.	8,462	268,838
*	Hub Group, Inc., Class A	6,353	541,720
*	Hudson Global, Inc.	783	19,536
*	Hudson Technologies, Inc.	8,682	88,643
	Huntington Ingalls Industries, Inc.	1,501	331,031
	Hurco Cos., Inc.	1,672	47,150
*	Huron Consulting Group, Inc.	3,943	268,282
	Hyster-Yale Materials Handling, Inc.	2,463	79,875
	ICF International, Inc.	3,400	347,446
*	IES Holdings, Inc.	3,581	142,560
	Insteel Industries, Inc.	6,591	197,664
	Interface, Inc.	13,837	157,465
	ITT, Inc.	129	11,815
*	JELD-WEN Holding, Inc.	15,620	197,593
	Kaman Corp.	8,768	221,129
*	KAR Auction Services, Inc.	31,911	464,624
	Kelly Services, Inc., Class A	9,787	177,145
	Kennametal, Inc.	17,787	506,930
	Kimball International, Inc., Class B	11,661	86,291
*	Kirby Corp.	9,517	673,613
	Knight-Swift Transportation Holdings, Inc.	32,005	1,891,496
	Korn Ferry	8,923	481,753
*	Kratos Defense & Security Solutions, Inc.	17,442	199,711
*	LB Foster Co., Class A	2,470	29,220
*	Limbach Holdings, Inc.	2,320	29,858
	LSI Industries, Inc.	6,900	94,737
	Luxfer Holdings PLC	5,191	85,911
*	Manitowoc Co., Inc.	10,482	143,603
	ManpowerGroup, Inc.	5,231	455,934
	Marten Transport Ltd.	13,943	308,001
*	Masonite International Corp.	3,795	346,180
*	MasTec, Inc.	8,813	865,701
*	Mastech Digital, Inc.	560	7,502
	Masterbrand, Inc.	13,548	124,642
*	Matrix Service Co.	9,360	75,535
	Matson, Inc.	10,993	726,857
	Matthews International Corp., Class A	9,237	342,139
	Maxar Technologies, Inc.	17,651	912,027
*	Mayville Engineering Co., Inc.	3,816	61,056
	McGrath RentCorp	3,945	392,685
*	Mercury Systems, Inc.	10,810	540,338
	Miller Industries, Inc.	3,650	105,887

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MillerKnoll, Inc.	3,806	$90,887
*	Mistras Group, Inc.	10,831	57,404
	Moog, Inc., Class A	5,428	517,397
*	MRC Global, Inc.	17,929	243,834
	Mueller Industries, Inc.	11,371	745,369
	Mueller Water Products, Inc., Class A	28,252	357,388
*	MYR Group, Inc.	2,684	265,877
	NL Industries, Inc.	5,312	37,503
*	NN, Inc.	15,900	32,754
*	Northwest Pipe Co.	2,991	111,863
*	NOW, Inc.	32,086	450,487
*	NV5 Global, Inc.	925	123,293
	nVent Electric PLC	1,864	74,094
*	Orion Group Holdings, Inc.	9,300	26,691
	Oshkosh Corp.	775	78,105
	Owens Corning	2,992	289,177
*	PAM Transportation Services, Inc.	3,070	88,877
	Park Aerospace Corp.	4,183	58,186
	Park-Ohio Holdings Corp.	4,900	64,925
*	Parsons Corp.	8,058	350,684
	Pentair PLC	1,039	57,540
*	PGT Innovations, Inc.	10,304	223,597
	Powell Industries, Inc.	3,447	136,846
	Preformed Line Products Co.	1,615	142,653
	Primoris Services Corp.	14,529	386,471
#*	Proterra, Inc.	17,567	89,592
*	Proto Labs, Inc.	6,583	201,440
*	Quad/Graphics, Inc.	14,200	62,622
	Quanex Building Products Corp.	10,484	271,431
*	Radiant Logistics, Inc.	14,977	84,021
*	RCM Technologies, Inc.	1,800	24,030
	Regal Rexnord Corp.	13,105	1,824,216
*	Resideo Technologies, Inc.	37,922	729,240
	Resources Connection, Inc.	11,739	202,733
	REV Group, Inc.	16,236	207,983
	Rush Enterprises, Inc., Class A	9,068	487,949
	Rush Enterprises, Inc., Class B	2,482	144,378
*	RXO, Inc.	16,691	305,779
	Ryder System, Inc.	7,719	728,751
	Schneider National, Inc., Class B	21,875	579,688
	Sensata Technologies Holding PLC	23,162	1,177,788
*	SP Plus Corp.	3,864	145,711
*	SPX Technologies, Inc.	8,015	601,205
	Standex International Corp.	2,055	237,496
	Steelcase, Inc., Class A	22,156	172,817
*	Sterling Infrastructure, Inc.	6,561	238,755
	Tennant Co.	2,977	208,777
	Terex Corp.	12,304	627,135
	Textainer Group Holdings Ltd.	13,951	472,939
*	Thermon Group Holdings, Inc.	10,515	243,107
	Timken Co.	11,600	955,260
*	Titan International, Inc.	13,128	219,106
*	Titan Machinery, Inc.	6,599	289,960
	Trinity Industries, Inc.	16,012	460,665
	Triton International Ltd.	19,559	1,381,648
*	TrueBlue, Inc.	9,942	195,162
*	Tutor Perini Corp.	14,089	129,196
*	U.S. Xpress Enterprises, Inc., Class A	7,356	11,917
	UFP Industries, Inc.	8,350	781,143

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	U-Haul Holding Co.	2,591	$173,675
	U-Haul Holding Co.	23,319	1,440,881
*	Ultralife Corp.	3,073	12,415
	UniFirst Corp.	2,971	589,565
*	Univar Solutions, Inc.	24,978	861,241
	Universal Logistics Holdings, Inc.	4,902	176,080
*	V2X, Inc.	1,822	80,460
	Veritiv Corp.	2,385	298,220
	VSE Corp.	3,708	203,569
	Wabash National Corp.	10,149	261,438
	Werner Enterprises, Inc.	10,575	496,708
*	WESCO International, Inc.	9,720	1,448,377
*	Willdan Group, Inc.	2,042	38,880
*	Willis Lease Finance Corp.	823	47,726
TOTAL INDUSTRIALS			72,976,365
INFORMATION TECHNOLOGY — (9.9%)
*	ACI Worldwide, Inc.	25,113	701,406
	Advanced Energy Industries, Inc.	1,455	134,937
*	Alpha & Omega Semiconductor Ltd.	9,246	304,748
	Amkor Technology, Inc.	49,646	1,452,642
*	Amtech Systems, Inc.	4,841	52,428
*	Arrow Electronics, Inc.	15,115	1,775,861
*	AstroNova, Inc.	670	8,877
*	Asure Software, Inc.	5,807	61,728
*	Aviat Networks, Inc.	2,496	80,746
	Avnet, Inc.	20,092	921,821
*	Axcelis Technologies, Inc.	1,312	144,254
*	AXT, Inc.	13,821	81,406
	Bel Fuse, Inc., Class B	3,300	130,152
	Belden, Inc.	7,663	621,393
	Benchmark Electronics, Inc.	9,999	279,872
*	BM Technologies, Inc.	554	2,504
*	Brightcove, Inc.	4,848	30,736
*	Cantaloupe, Inc.	11,991	61,034
	Cass Information Systems, Inc.	2,569	124,751
*	Cerence, Inc.	818	20,057
*	CEVA, Inc.	3,493	115,688
*	Cirrus Logic, Inc.	4,976	449,781
#*	Cleanspark, Inc.	2,856	9,054
	Climb Global Solutions, Inc.	390	14,773
*	Cognyte Software Ltd.	300	1,137
#*	Coherent Corp.	2,926	126,988
*	Cohu, Inc.	11,484	414,343
*	Computer Task Group, Inc.	3,298	23,581
	Comtech Telecommunications Corp.	8,297	131,590
	Concentrix Corp.	5,459	774,141
*	Conduent, Inc.	58,988	281,373
*	Consensus Cloud Solutions, Inc.	106	6,230
	CTS Corp.	4,545	202,298
*	Daktronics, Inc.	13,790	57,504
*	Digi International, Inc.	7,591	258,018
*	Diodes, Inc.	7,865	701,479
*	Duck Creek Technologies, Inc.	1,772	33,544
*	DXC Technology Co.	54,616	1,569,118
	Ebix, Inc.	8,612	164,145
*	ePlus, Inc.	4,768	237,351
#*	EverCommerce, Inc.	5,479	56,598
*	Fabrinet	624	82,156

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FARO Technologies, Inc.	1,303	$35,806
#*	Fastly, Inc., Class A	25,339	262,259
*	First Solar, Inc.	17,568	3,120,077
*	Flex Ltd.	57,182	1,335,200
*	FormFactor, Inc.	11,558	325,242
*	Ichor Holdings Ltd.	8,093	273,543
*	Identiv, Inc.	1,152	10,045
	Immersion Corp.	2,490	18,227
	Information Services Group, Inc.	8,029	42,072
*	Insight Enterprises, Inc.	6,066	683,760
	InterDigital, Inc.	7,386	516,651
*	inTEST Corp.	3,000	39,000
*	Intevac, Inc.	6,900	47,334
*	IPG Photonics Corp.	130	14,573
*	Issuer Direct Corp.	552	15,296
*	Iteris, Inc.	13,102	48,477
*	Itron, Inc.	8,139	467,748
	Juniper Networks, Inc.	14,319	462,504
*	Kimball Electronics, Inc.	6,746	172,158
*	Knowles Corp.	22,946	441,252
	Kulicke & Soffa Industries, Inc.	10,470	535,017
*	KVH Industries, Inc.	7,101	72,785
*	Kyndryl Holdings, Inc.	49,488	662,644
	Littelfuse, Inc.	1,727	443,304
*	LiveRamp Holdings, Inc.	15,185	406,351
*	Luna Innovations, Inc.	5,944	52,545
*	Magnachip Semiconductor Corp.	12,326	130,656
	Maximus, Inc.	8,112	607,183
#*	MeridianLink, Inc.	8,775	139,347
	Methode Electronics, Inc.	9,852	470,334
#*	Mitek Systems, Inc.	4,552	44,883
#	MKS Instruments, Inc.	2,671	273,297
*	N-able, Inc.	2,303	23,652
*	NCR Corp.	15,214	417,168
*	NETGEAR, Inc.	9,022	180,169
*	NetScout Systems, Inc.	20,522	658,756
*	nLight, Inc.	5,446	67,530
*	ON24, Inc.	6,398	59,373
*	One Stop Systems, Inc.	3,504	12,299
*	Onto Innovation, Inc.	8,497	668,289
*	OSI Systems, Inc.	2,812	266,325
*	Paysafe Ltd.	943	19,841
	PC Connection, Inc.	7,291	357,478
	PCTEL, Inc.	2,500	11,575
	PFSweb, Inc.	5,850	38,961
*	Plexus Corp.	4,807	461,424
#*	Powerfleet, Inc.	3,651	10,442
*	Qorvo, Inc.	11,214	1,218,513
#*	Rackspace Technology, Inc.	2,610	7,830
*	Rambus, Inc.	1,618	65,480
*	Ribbon Communications, Inc.	36,242	127,209
	Richardson Electronics Ltd.	4,279	95,636
*	Rogers Corp.	2,025	282,670
*	Sanmina Corp.	15,230	927,964
	Sapiens International Corp. NV	8,727	197,754
*	ScanSource, Inc.	8,458	278,522
*	SecureWorks Corp., Class A	3,206	25,712
*	SolarWinds Corp.	28,889	293,512
*	Stratasys Ltd.	18,304	262,296

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	9,017	$652,200
	TD SYNNEX Corp.	14,962	1,528,368
*	TTM Technologies, Inc.	25,148	395,327
*	Turtle Beach Corp.	2,652	25,194
*	Ultra Clean Holdings, Inc.	11,480	386,302
*	Upland Software, Inc.	6,906	60,289
*	Veeco Instruments, Inc.	7,958	158,046
*	Verint Systems, Inc.	10,661	404,798
*	Viasat, Inc.	16,426	565,876
	Vishay Intertechnology, Inc.	32,864	752,257
*	Vishay Precision Group, Inc.	4,379	189,085
	Xerox Holdings Corp.	39,043	639,524
TOTAL INFORMATION TECHNOLOGY			37,665,459
MATERIALS — (4.9%)
	AdvanSix, Inc.	7,291	315,263
	American Vanguard Corp.	9,347	211,149
*	Ampco-Pittsburgh Corp.	3,968	13,015
*	Arconic Corp.	27,283	641,423
	Ashland, Inc.	4,438	484,940
	Avient Corp.	4,757	192,754
	Berry Global Group, Inc.	14,127	872,060
	Chase Corp.	1,430	134,963
*	Clearwater Paper Corp.	4,962	191,583
*	Coeur Mining, Inc.	66,036	256,880
	Commercial Metals Co.	20,044	1,087,788
	Element Solutions, Inc.	11,964	245,023
	Glatfelter Corp.	10,960	48,005
	Greif, Inc., Class A	5,496	392,579
	Greif, Inc., Class B	3,492	287,741
	Hawkins, Inc.	4,044	157,716
	Haynes International, Inc.	1,032	57,472
	HB Fuller Co.	10,279	710,279
	Hecla Mining Co.	139,077	858,105
	Huntsman Corp.	49,697	1,574,898
	Innospec, Inc.	4,563	515,710
*	Intrepid Potash, Inc.	4,139	135,469
	Koppers Holdings, Inc.	4,439	153,634
	Louisiana-Pacific Corp.	6,083	414,191
*	LSB Industries, Inc.	10,076	128,066
	Materion Corp.	3,648	329,232
	Mercer International, Inc.	9,826	125,085
	Minerals Technologies, Inc.	9,755	677,485
	Myers Industries, Inc.	2,003	48,232
	Pactiv Evergreen, Inc.	14,122	162,544
*	Ranpak Holdings Corp.	8,004	61,311
*	Rayonier Advanced Materials, Inc.	13,298	92,155
	Reliance Steel & Aluminum Co.	9,040	2,056,148
	Ryerson Holding Corp.	10,845	413,954
	Schnitzer Steel Industries, Inc., Class A	8,129	275,085
	Silgan Holdings, Inc.	3,864	208,231
	Sonoco Products Co.	3,584	219,018
	Steel Dynamics, Inc.	2,551	307,753
	Stepan Co.	4,070	447,049
*	TimkenSteel Corp.	8,043	158,206
	TriMas Corp.	6,943	213,775
	Trinseo PLC	7,769	215,590
	Westlake Corp.	1,902	233,470
	WestRock Co.	38,293	1,502,617

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Worthington Industries, Inc.	11,339	$644,849
TOTAL MATERIALS			18,472,495
REAL ESTATE — (1.5%)
*	Anywhere Real Estate, Inc.	28,849	244,640
#*	Cushman & Wakefield PLC	45,046	650,014
	Douglas Elliman, Inc.	24,062	112,129
*	Five Point Holdings LLC, Class A	18,171	46,881
*	Forestar Group, Inc.	10,863	161,642
*	FRP Holdings, Inc.	2,454	137,841
*	Howard Hughes Corp.	10,322	882,428
*	Jones Lang LaSalle, Inc.	9,422	1,741,845
	Kennedy-Wilson Holdings, Inc.	37,350	667,818
	Marcus & Millichap, Inc.	8,730	316,375
	Newmark Group, Inc., Class A	38,839	332,850
	RE/MAX Holdings, Inc., Class A	6,394	145,847
	Stratus Properties, Inc.	1,919	42,256
*	Tejon Ranch Co.	7,622	152,593
TOTAL REAL ESTATE			5,635,159
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	5,803	63,543
	New Jersey Resources Corp.	8,737	436,151
	Ormat Technologies, Inc.	6,513	602,778
#*	Sunnova Energy International, Inc.	24,214	471,689
TOTAL UTILITIES			1,574,161
TOTAL COMMON STOCKS Cost ($304,316,397)			367,991,312

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	1,300,641	1,300,641
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	865,565	10,012,852
TOTAL INVESTMENTS — (100.0%)
(Cost $315,628,911)^^			$379,304,805
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,895,711	—	—	$13,895,711
Consumer Discretionary	60,181,629	$777,268	$485	60,959,382
Consumer Staples	12,942,187	—	—	12,942,187
Energy	16,600,755	—	—	16,600,755
Financials	102,269,004	—	—	102,269,004
Health Care	24,572,468	400,454	27,712	25,000,634
Industrials	72,976,365	—	—	72,976,365
Information Technology	37,665,459	—	—	37,665,459
Materials	18,472,495	—	—	18,472,495
Real Estate	5,635,159	—	—	5,635,159

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$1,574,161	—	—	$1,574,161
Temporary Cash Investments	1,300,641	—	—	1,300,641
Securities Lending Collateral	—	$10,012,852	—	10,012,852
TOTAL	$368,086,034	$11,190,574	$28,197^	$379,304,805

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (5.2%)
*	A2B Australia Ltd.	60,856	$48,772
	Accent Group Ltd.	167,164	259,951
	Acrow Formwork & Construction Services Ltd.	29,807	13,837
#	Adairs Ltd.	62,725	128,408
*	Ainsworth Game Technology Ltd.	22,621	16,702
*	Alkane Resources Ltd.	157,526	74,909
	ALS Ltd.	115,890	1,075,223
	Altium Ltd.	41,278	1,142,866
#*	AMA Group Ltd.	274,682	39,855
*	AMP Ltd.	1,343,088	1,274,061
	Ampol Ltd.	146,632	3,179,842
#	Appen Ltd.	101,808	186,126
#*	Arafura Rare Earths Ltd.	162,252	63,602
	Arafura Resources Ltd.	30,460	11,825
	ARB Corp. Ltd.	18,764	426,355
	Aristocrat Leisure Ltd.	68,314	1,649,320
	Atlas Arteria Ltd.	271,454	1,320,196
*	Audinate Group Ltd.	4,875	26,250
#*	Aurelia Metals Ltd.	392,076	40,538
*	Aussie Broadband Ltd.	250	534
	Austal Ltd.	147,496	173,091
	Austin Engineering Ltd.	59,853	14,813
	Australia & New Zealand Banking Group Ltd.	268,664	4,781,249
	Australian Ethical Investment Ltd.	23,646	73,965
	Australian Finance Group Ltd.	104,993	125,849
#*	Australian Strategic Materials Ltd.	10,596	13,541
	Australian Vintage Ltd.	75,851	32,775
	Auswide Bank Ltd.	3,672	15,152
	Autosports Group Ltd.	7,525	11,274
#*††	AVZ Minerals Ltd.	69,347	14,542
	Baby Bunting Group Ltd.	51,599	98,680
	Bank of Queensland Ltd.	232,348	1,148,926
	Bapcor Ltd.	153,512	694,245
	Base Resources Ltd.	129,722	19,678
	Beacon Lighting Group Ltd.	36,860	61,660
*	Bellevue Gold Ltd.	210,672	178,748
#*	Betmakers Technology Group Ltd.	105,163	16,942
	Blackmores Ltd.	4,840	300,620
	Brambles Ltd.	362,865	3,085,641
	Bravura Solutions Ltd.	106,925	65,499
#	Breville Group Ltd.	40,750	657,007
#*	BWX Ltd.	51,883	7,925
*	Calix Ltd.	716	2,831
	Capitol Health Ltd.	292,175	59,781
	Capral Ltd.	4,914	28,673
*	Capricorn Metals Ltd.	84,438	272,216
#*	Carnarvon Energy Ltd.	479,687	50,974
	Carsales.com Ltd.	108,597	1,758,211
#*	Catapult Group International Ltd.	40,885	20,826
	Cedar Woods Properties Ltd.	29,993	97,547
	Challenger Ltd.	286,954	1,471,145
	Champion Iron Ltd.	205,533	1,045,850
#*	City Chic Collective Ltd.	55,775	25,693
#	Clinuvel Pharmaceuticals Ltd.	7,807	139,949
#	Clover Corp. Ltd.	30,399	26,664

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cochlear Ltd.	13,629	$2,059,023
#	Codan Ltd.	40,974	154,719
#*	Cogstate Ltd.	11,856	16,695
	Coles Group Ltd.	152,468	1,917,685
*††	Collection House Ltd.	24,532	1,333
	Collins Foods Ltd.	27,094	154,593
	Commonwealth Bank of Australia	107,971	8,428,439
	Computershare Ltd.	130,792	2,202,779
#	Corporate Travel Management Ltd.	20,967	274,777
	CSL Ltd.	36,188	7,641,111
	CSR Ltd.	221,382	828,521
	Data#3 Ltd.	58,341	303,145
*	De Grey Mining Ltd.	74,117	78,541
#*	Deep Yellow Ltd.	23,568	13,487
	Deterra Royalties Ltd.	259,893	901,705
	Dicker Data Ltd.	20,846	157,355
	Domain Holdings Australia Ltd.	71,529	163,647
	Domino's Pizza Enterprises Ltd.	12,644	681,614
	Downer EDI Ltd.	169,956	454,811
	Eagers Automotive Ltd.	77,781	632,614
	Earlypay Ltd.	97,232	13,068
*	Eclipx Group Ltd.	137,030	197,931
	Elanor Investor Group	9,659	11,605
	Elders Ltd.	80,561	554,635
*	Elmo Software Ltd.	1,893	6,497
	Emeco Holdings Ltd.	163,382	87,573
#*	EML Payments Ltd.	96,044	45,699
	Endeavour Group Ltd.	173,971	816,891
	Enero Group Ltd.	18,021	38,843
	EQT Holdings Ltd.	3,920	68,542
	Estia Health Ltd.	57,030	81,534
	Evolution Mining Ltd.	733,140	1,665,991
	Fleetwood Ltd.	63,521	64,677
#*	Flight Centre Travel Group Ltd.	25,390	283,698
	Fortescue Metals Group Ltd.	390,412	6,166,773
#*	Frontier Digital Ventures Ltd.	35,346	22,296
	Gold Road Resources Ltd.	384,092	449,313
	GR Engineering Services Ltd.	24,907	37,237
	GrainCorp Ltd., Class A	105,630	567,170
	Grange Resources Ltd.	114,446	82,583
	GUD Holdings Ltd.	34,808	206,779
	GWA Group Ltd.	109,455	168,323
	Hansen Technologies Ltd.	85,971	324,838
	Harvey Norman Holdings Ltd.	166,964	530,067
*	Hastings Technology Metals Ltd.	7,201	17,616
	Healius Ltd.	235,992	538,379
	Helia Group Ltd.	256,449	508,434
*	Hot Chili Ltd.	5,149	3,375
#	HT&E Ltd.	113,080	89,640
	HUB24 Ltd.	5,512	102,794
#	Humm Group Ltd.	144,393	60,898
	IDP Education Ltd.	54,204	1,206,226
	IGO Ltd.	109,257	1,135,756
	Iluka Resources Ltd.	13,169	101,331
	Imdex Ltd.	338,783	601,568
*	Immutep Ltd., Sponsored ADR	4,300	8,428
	Infomedia Ltd.	194,198	152,008
	Insignia Financial Ltd.	291,981	724,856
	Insurance Australia Group Ltd.	303,201	1,052,949

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Integral Diagnostics Ltd.	35,672	$80,810
	InvoCare Ltd.	24,160	197,446
*	ioneer Ltd.	107,905	33,206
	IPH Ltd.	92,219	557,791
	IRESS Ltd.	121,141	854,882
	IVE Group Ltd.	45,812	78,526
	James Hardie Industries PLC, CDI	114,971	2,579,780
	JB Hi-Fi Ltd.	60,679	2,086,295
*	Jervois Global Ltd.	86,105	14,999
#	Johns Lyng Group Ltd.	30,224	125,971
	Jumbo Interactive Ltd.	3,096	34,293
#*	Kogan.com Ltd.	19,588	62,663
	Lendlease Corp. Ltd.	202,287	1,235,226
	Lifestyle Communities Ltd.	43,642	608,425
	Link Administration Holdings Ltd.	189,551	258,350
#*	Liontown Resources Ltd.	99,892	112,451
*	Lottery Corp. Ltd.	796,675	2,657,033
	Lovisa Holdings Ltd.	22,573	424,003
	Lycopodium Ltd.	7,406	36,671
*	Lynas Rare Earths Ltd.	270,754	1,812,462
	MA Financial Group Ltd.	19,340	68,499
	Macmahon Holdings Ltd.	475,764	52,131
	Macquarie Group Ltd.	32,438	4,327,549
*	Macquarie Telecom Group Ltd.	2,406	95,185
#	Mader Group Ltd.	4,543	13,888
	Magellan Financial Group Ltd.	51,969	330,362
	MaxiPARTS Ltd.	3,419	4,766
	McMillan Shakespeare Ltd.	53,003	530,655
#	McPherson's Ltd.	79,250	40,016
	Medibank Pvt Ltd.	951,996	1,983,277
#*	Medical Developments International Ltd.	404	440
#*	Mesoblast Ltd.	101,712	68,627
#*	Metals X Ltd.	132,918	38,706
	Metcash Ltd.	778,919	2,308,264
	Michael Hill International Ltd.	39,511	29,327
	Mineral Resources Ltd.	52,263	3,308,775
	Monadelphous Group Ltd.	37,711	371,687
	Monash IVF Group Ltd.	94,248	69,430
	MotorCycle Holdings Ltd.	6,156	9,896
*	Mount Gibson Iron Ltd.	438,600	186,440
	Myer Holdings Ltd.	152,902	105,866
	MyState Ltd.	29,514	83,224
*	Nanosonics Ltd.	30,069	103,774
	National Australia Bank Ltd.	241,263	5,443,890
	National Tyre & Wheel Ltd.	8,515	3,800
	Navigator Global Investments Ltd.	59,914	52,647
	Netwealth Group Ltd.	46,866	446,975
	Newcrest Mining Ltd.	58,194	924,532
*	NEXTDC Ltd.	63,999	452,286
	nib holdings Ltd.	314,069	1,750,825
	Nick Scali Ltd.	19,461	165,525
	Nine Entertainment Co. Holdings Ltd.	636,454	920,840
	Northern Star Resources Ltd.	122,461	1,091,191
	Nufarm Ltd.	221,527	932,146
	Objective Corp. Ltd.	7,562	74,561
#	OM Holdings Ltd.	45,803	25,624
*	Omni Bridgeway Ltd.	52,908	151,892
	oOh!media Ltd.	271,984	276,937
	Orica Ltd.	60,181	631,513

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Orora Ltd.	491,733	$1,040,473
	OZ Minerals Ltd.	130,274	2,580,317
	Pacific Current Group Ltd.	18,366	97,996
	Pact Group Holdings Ltd.	95,712	71,316
#*	Paladin Energy Ltd.	408,931	249,377
#*	Pantoro Ltd.	166,226	11,195
	Peet Ltd.	185,175	149,283
	PeopleIN Ltd.	13,422	31,411
*	Perenti Ltd.	311,515	276,786
	Perpetual Ltd.	31,868	577,346
	Perseus Mining Ltd.	524,260	796,496
*	PEXA Group Ltd.	25,206	232,721
*	Pilbara Minerals Ltd.	472,104	1,606,059
#	Pinnacle Investment Management Group Ltd.	21,499	160,170
	Platinum Asset Management Ltd.	231,025	352,830
#*	PointsBet Holdings Ltd.	36,380	36,660
*	PolyNovo Ltd.	37,892	67,757
#	Praemium Ltd.	78,103	42,601
	Premier Investments Ltd.	38,353	758,402
#	Pro Medicus Ltd.	28,852	1,377,934
	PSC Insurance Group Ltd.	9,476	31,820
	PWR Holdings Ltd.	14,264	124,568
	QBE Insurance Group Ltd.	257,934	2,516,640
	Ramelius Resources Ltd.	428,604	304,069
	Ramsay Health Care Ltd.	37,700	1,781,465
	REA Group Ltd.	9,821	880,666
*	ReadyTech Holdings Ltd.	14,937	38,496
	Reckon Ltd.	17,452	7,404
#*	Red 5 Ltd.	262,485	39,177
#*	Redbubble Ltd.	58,802	18,690
	Reece Ltd.	36,749	422,389
	Regis Resources Ltd.	93,785	142,567
#*	Reject Shop Ltd.	6,652	19,321
	Reliance Worldwide Corp. Ltd.	245,061	613,747
#*	Resolute Mining Ltd.	349,901	68,095
*	Retail Food Group Ltd.	1,070,114	79,639
	Rio Tinto Ltd.	36,226	3,250,822
*	RPMGlobal Holdings Ltd.	20,564	24,174
	Sandfire Resources Ltd.	208,545	929,398
	SEEK Ltd.	84,294	1,459,883
	Servcorp Ltd.	10,583	23,240
	Service Stream Ltd.	281,340	123,722
	Seven Group Holdings Ltd.	41,917	674,643
*	Seven West Media Ltd.	342,179	109,459
	SG Fleet Group Ltd.	36,966	53,077
	Shaver Shop Group Ltd.	14,608	12,493
#*	Sierra Rutile Holdings Ltd.	71,525	10,179
	Sigma Healthcare Ltd.	647,908	291,168
*	Silver Lake Resources Ltd.	236,333	218,516
	Sims Ltd.	116,910	1,269,402
	Sims Ltd., Sponsored ADR	819	8,837
	SmartGroup Corp. Ltd.	49,144	196,917
#	Solvar Ltd.	62,025	91,694
	Sonic Healthcare Ltd.	146,513	3,281,533
	Southern Cross Electrical Engineering Ltd.	30,707	15,321
	Southern Cross Media Group Ltd.	119,462	97,727
	SRG Global Ltd.	57,132	29,129
*	St Barbara Ltd.	456,836	246,686
#*	Starpharma Holdings Ltd.	17,455	6,978

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Steadfast Group Ltd.	328,433	$1,220,190
#*	Strike Energy Ltd.	91,213	22,980
	Strike Energy Ltd.	5,664	1,419
	Suncorp Group Ltd.	185,373	1,647,842
	Sunland Group Ltd.	38,677	48,637
	Super Retail Group Ltd.	66,209	597,474
#	Symbio Holdings Ltd.	16,103	21,656
	Tabcorp Holdings Ltd.	1,355,727	1,008,382
	Technology One Ltd.	177,456	1,834,788
*	Temple & Webster Group Ltd.	13,735	56,039
	TPG Telecom Ltd.	40,322	137,893
	Transurban Group	214,972	2,107,615
	Treasury Wine Estates Ltd.	96,671	995,787
#*	Tuas Ltd.	30,977	30,056
*	Tyro Payments Ltd.	50,610	53,929
#	United Malt Grp Ltd.	55,609	143,789
	Vita Group Ltd.	82,279	5,812
Ω	Viva Energy Group Ltd.	584,084	1,207,551
#*	Webjet Ltd.	81,736	398,363
*	West African Resources Ltd.	372,394	295,099
*	Westgold Resources Ltd.	293,270	252,804
	Westpac Banking Corp.	271,811	4,573,456
	WiseTech Global Ltd.	14,639	634,740
	Woolworths Group Ltd.	119,747	3,060,427
	Worley Ltd.	143,264	1,572,703
*	Xero Ltd.	14,637	806,740
TOTAL AUSTRALIA			167,529,072
AUSTRIA — (0.3%)
*	Addiko Bank AG	3,827	49,969
	ANDRITZ AG	27,149	1,623,551
Ω	BAWAG Group AG	25,921	1,605,672
	CA Immobilien Anlagen AG	8,806	274,644
*	DO & Co. AG	944	99,970
	Erste Group Bank AG	41,141	1,561,060
*	FACC AG	2,711	19,787
*	Flughafen Wien AG	1,532	55,961
*	Immofinanz AG	25,524	0
	Lenzing AG	1,469	104,036
	Mayr Melnhof Karton AG	2,688	450,427
	Oesterreichische Post AG	10,635	378,740
	Palfinger AG	5,570	168,683
	Porr AG	7,322	105,426
*	Raiffeisen Bank International AG	45,335	815,675
	Rosenbauer International AG	1,549	56,031
	Schoeller-Bleckmann Oilfield Equipment AG	5,380	394,642
	Strabag SE	3,689	155,884
	UBM Development AG	2,066	67,171
	UNIQA Insurance Group AG	61,131	514,075
	Verbund AG	9,857	839,256
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	439,077
	Wienerberger AG	13,247	398,350
	Zumtobel Group AG	11,802	93,864
TOTAL AUSTRIA			10,271,951
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	10,436	1,805,998
	Ageas SA	57,597	2,811,999

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Anheuser-Busch InBev SA	67,658	$4,083,954
*	Argenx SE, ADR	954	364,667
*	Argenx SE	2,483	945,741
	Banque Nationale de Belgique	8	5,628
	Barco NV	11,711	296,449
	Bekaert SA	19,494	822,353
#*Ω	Biocartis Group NV	1,570	1,210
	bpost SA	42,897	232,565
*	Cie d'Entreprises CFE	3,294	33,220
	Deceuninck NV	16,709	45,118
*	Deme Group NV	690	89,281
	D'ieteren Group	3,780	722,416
	Econocom Group SA	103,664	322,006
	Elia Group SA	11,919	1,673,646
#	Etablissements Franz Colruyt NV	26,865	710,411
	EVS Broadcast Equipment SA	2,905	70,410
	Fagron	26,872	397,322
*	Galapagos NV	13,731	607,712
	Gimv NV	10,069	473,904
*	Greenyard NV	5,108	37,208
	Immobel SA	3,364	172,660
	Ion Beam Applications	4,926	88,901
	Jensen-Group NV	1,531	50,802
	KBC Group NV	95,647	7,084,312
	Melexis NV	5,690	606,124
#*	Ontex Group NV	21,609	167,944
*	Orange Belgium SA	12,728	229,885
	Proximus SADP	82,479	845,172
	Recticel SA	20,914	392,217
	Roularta Media Group NV	1,354	26,780
#	Shurgard Self Storage SA	9,817	473,711
	Telenet Group Holding NV	15,239	262,676
*	Tessenderlo Group SA	4,178	147,748
	UCB SA	25,061	2,057,623
	Umicore SA	159,203	6,018,587
	Van de Velde NV	2,854	96,638
	VGP NV	4,080	407,678
TOTAL BELGIUM			35,682,676
CANADA — (9.6%)
*	5N Plus, Inc.	41,197	97,841
	Absolute Software Corp.	7,570	88,185
	Acadian Timber Corp.	4,200	51,105
*	AcuityAds Holdings, Inc.	10,500	18,861
	ADENTRA, Inc.	4,300	104,062
#	Aecon Group, Inc.	23,864	201,056
	AG Growth International, Inc.	5,100	190,922
	Agnico Eagle Mines Ltd.	102,246	5,774,782
#*	Aimia, Inc.	40,723	112,325
#	AirBoss of America Corp.	10,023	82,034
*	AKITA Drilling Ltd., Class A	5,300	7,568
	Alamos Gold, Inc.,Class A	196,808	2,172,487
	Alimentation Couche-Tard, Inc.	138,939	6,344,695
	AltaGas Ltd.	71,666	1,340,085
#	Altus Group Ltd.	9,257	396,147
	Amerigo Resources Ltd.	13,500	15,727
	Andlauer Healthcare Group, Inc.	7,898	286,822
	Andrew Peller Ltd., Class A	11,700	43,791
*	Argonaut Gold, Inc.	108,800	58,057

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Aritzia, Inc.	57,111	$2,059,868
	Atco Ltd., Class I	26,256	835,503
#*	ATS Corp.	31,401	1,271,569
#	Aura Minerals, Inc.	2,700	23,296
#*,*	Aurora Cannabis, Inc.	4,248	4,430
*	AutoCanada, Inc.	2,455	49,449
	B2Gold Corp.	389,836	1,545,357
	Badger Infrastructure Solutions Ltd.	15,535	370,117
*	Ballard Power Systems, Inc.	47,072	307,380
	Bank of Montreal	117,399	11,814,801
	Bank of Nova Scotia	182,557	9,882,424
	Barrick Gold Corp.	59,852	1,171,218
	BCE, Inc.	15,161	717,115
	Bird Construction, Inc.	24,125	154,119
#*,*	BlackBerry Ltd.	110,181	468,985
	BMTC Group, Inc.	1,803	18,741
*	Bombardier, Inc., Class A	800	38,943
*	Bombardier, Inc., Class B	27,807	1,343,171
	Boralex, Inc., Class A	23,415	655,173
	Boyd Group Services, Inc.	5,946	909,317
	Bridgemarq Real Estate Services	1,000	10,109
*	Brookfield Asset Management Ltd., Class A	39,977	1,305,265
	Brookfield Corp., Class A	159,093	5,918,260
#	Brookfield Infrastructure Corp., Class A	38,240	1,689,027
	Brookfield Reinsurance Ltd.	817	30,335
#	BRP, Inc.	12,787	1,067,271
*	CAE, Inc.	53,760	1,214,910
*	Calfrac Well Services Ltd.	11,600	55,535
#	Calian Group Ltd.	3,100	143,636
	Cameco Corp.	51,264	1,435,867
	Canaccord Genuity Group, Inc.	29,849	258,211
*	Canada Goose Holdings, Inc.	24,376	589,627
	Canadian Imperial Bank of Commerce	153,770	7,018,175
#	Canadian Tire Corp. Ltd., Class A	30,103	3,579,192
#	Canadian Utilities Ltd., Class A	42,400	1,178,424
	Canadian Western Bank	21,679	458,167
*	Canfor Corp.	25,500	483,150
*	Canfor Pulp Products, Inc.	12,900	39,460
*	Canopy Growth Corp.	13,391	40,575
*	Capstone Copper Corp.	66,109	324,446
	Cascades, Inc.	41,397	286,548
*	Cathedral Energy Services Ltd.	18,500	17,102
	CCL Industries, Inc., Class B	58,722	2,746,436
*	Celestica, Inc.	28,848	384,416
	Centerra Gold, Inc.	95,498	612,942
	CES Energy Solutions Corp.	159,571	347,793
*	CGI, Inc.	62,649	5,374,179
#*	Charlottes Web Holdings, Inc.	3,924	2,182
	CI Financial Corp.	100,596	1,199,849
	Cogeco Communications, Inc.	7,925	409,488
	Cogeco, Inc.	2,829	126,104
#*	Colabor Group, Inc.	30,300	17,990
	Colliers International Group, Inc.	9,288	996,252
	Computer Modelling Group Ltd.	44,498	207,014
	Constellation Software, Inc.	3,758	6,639,505
*	Converge Technology Solutions Corp.	28,233	122,222
#*	Copper Mountain Mining Corp.	62,680	106,465
	Corby Spirit & Wine Ltd.	5,600	68,561
#	Corus Entertainment, Inc., Class B	88,190	149,132

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Cronos Group, Inc.	41,505	$104,593
*	Denison Mines Corp.	64,125	92,051
*	dentalcorp Holdings Ltd.	3,200	23,521
*	Descartes Systems Group, Inc.	14,420	1,052,922
	Dollarama, Inc.	35,395	2,116,704
#	Doman Building Materials Group Ltd.	38,876	216,797
#	Dorel Industries, Inc., Class B	7,028	29,104
	DREAM Unlimited Corp., Class A	19,224	404,115
	Dundee Precious Metals, Inc.	31,116	203,223
	Dynacor Group, Inc.	4,300	9,275
	ECN Capital Corp.	70,161	153,974
	E-L Financial Corp. Ltd.	600	416,381
#*,*	Eldorado Gold Corp.	89,365	854,917
	Element Fleet Management Corp.	211,832	2,993,079
	Empire Co. Ltd., Class A	79,878	2,298,695
#	Enbridge, Inc.	213,968	8,765,494
	Endeavour Mining PLC	88,457	2,084,186
*	Endeavour Silver Corp.	23,204	80,649
	Enghouse Systems Ltd.	16,400	487,236
*	Ensign Energy Services, Inc.	58,169	169,626
	EQB, Inc.	10,800	535,231
#*,*	Equinox Gold Corp.	130,534	594,121
*	ERO Copper Corp.	27,628	453,701
	Evertz Technologies Ltd.	10,130	95,015
	Exchange Income Corp.	900	37,500
#	Extendicare, Inc.	18,000	90,774
#	Fairfax Financial Holdings Ltd.	5,275	3,492,232
#	Fiera Capital Corp.	33,139	233,870
	Finning International, Inc.	82,989	2,341,443
#	First Majestic Silver Corp.	63,052	497,554
#	First National Financial Corp.	7,443	219,674
	First Quantum Minerals Ltd.	53,413	1,239,231
	FirstService Corp.	15,852	2,265,296
*	Fission Uranium Corp.	18,500	12,096
#*,*	Fortuna Silver Mines, Inc.	43,768	168,956
#*	Galiano Gold, Inc.	10,852	6,606
*	GDI Integrated Facility Services, Inc.	5,000	174,702
	George Weston Ltd.	31,511	4,053,766
	Gibson Energy, Inc.	95,742	1,714,728
	goeasy Ltd.	5,813	542,089
#*	GoldMoney, Inc.	13,300	17,993
	Great-West Lifeco, Inc.	49,101	1,302,299
*	H2O Innovation, Inc.	6,800	12,317
*	Haivision Systems, Inc.	3,000	8,275
	Hammond Power Solutions, Inc.	2,547	46,899
*	Heroux-Devtek, Inc.	10,559	118,323
#	HLS Therapeutics, Inc.	2,100	14,757
#	Home Capital Group, Inc.	21,000	669,513
	Hudbay Minerals, Inc.	93,059	540,362
#Ω	Hydro One Ltd.	79,589	2,176,129
	iA Financial Corp., Inc.	59,354	3,663,706
*	IAMGOLD Corp.	246,740	693,524
#	IGM Financial, Inc.	41,133	1,283,870
*	Imperial Metals Corp.	2,530	4,202
	Information Services Corp.	6,943	118,869
#	Innergex Renewable Energy, Inc.	48,871	581,067
	Intact Financial Corp.	33,443	4,851,755
*	Interfor Corp.	31,142	622,817
*	Ivanhoe Mines Ltd., Class A	29,321	275,459

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	17,574	$489,623
*	K92 Mining, Inc.	8,841	51,164
*	Karora Resources, Inc.	68,188	269,052
	K-Bro Linen, Inc.	3,622	78,916
*	Kinaxis, Inc.	7,060	820,585
	Kinross Gold Corp.	367,349	1,707,103
*	Knight Therapeutics, Inc.	23,582	90,744
#	KP Tissue, Inc.	2,300	17,615
	Labrador Iron Ore Royalty Corp.	8,900	261,070
*	Laramide Resources Ltd.	9,500	3,499
	Laurentian Bank of Canada	19,611	527,215
	Leon's Furniture Ltd.	14,365	202,970
*	Lightspeed Commerce, Inc.	37,328	675,637
#	Linamar Corp.	12,776	652,459
	Loblaw Cos. Ltd.	50,171	4,494,656
	Logistec Corp., Class B	700	22,570
#*	Lucara Diamond Corp.	91,530	43,338
	Lundin Gold, Inc.	32,101	371,542
	Lundin Mining Corp.	352,498	2,667,810
*	MAG Silver Corp.	5,500	75,405
	Magellan Aerospace Corp.	4,606	31,848
	Magna International, Inc.	64,977	4,219,489
*	Major Drilling Group International, Inc.	33,043	273,920
*	Mandalay Resources Corp.	5,600	10,269
	Manulife Financial Corp.	80,166	1,587,287
	Martinrea International, Inc.	10,299	99,619
*	Maverix Metals, Inc.	13,364	0
*	MDA Ltd.	2,473	12,825
	Melcor Developments Ltd.	6,900	60,207
	Metro, Inc.	62,868	3,412,351
	Morguard Corp.	1,153	101,665
*	Mountain Province Diamonds, Inc.	5,600	2,567
	MTY Food Group, Inc.	4,607	238,316
	National Bank of Canada	128,460	9,649,827
	Neighbourly Pharmacy, Inc.	1,400	21,223
	Neo Performance Materials, Inc.	5,900	50,950
*	New Gold, Inc.	225,998	266,669
#	NFI Group, Inc.	20,078	163,123
	North American Construction Group Ltd.	22,994	340,771
#	North West Co., Inc.	25,905	705,571
	Northland Power, Inc.	31,706	851,657
*	Novagold Resources, Inc.	8,500	53,635
	Nutrien Ltd.	29,107	2,409,769
*Ω	Nuvei Corp.	6,114	215,965
*	OceanaGold Corp.	263,630	570,632
	Onex Corp.	4,876	252,018
	Open Text Corp.	92,838	3,114,674
*	Organigram Holdings, Inc.	42,683	38,799
*	Orla Mining Ltd.	4,689	20,210
	Osisko Gold Royalties Ltd.	104,394	1,396,913
*	Osisko Mining, Inc.	20,728	58,264
#	Pan American Silver Corp.	83,793	1,527,525
	Parkland Corp.	133,534	3,137,254
	Pason Systems, Inc.	43,730	518,627
	Pembina Pipeline Corp.	28,282	1,004,011
	PHX Energy Services Corp.	29,100	174,309
#*	Pieridae Energy Ltd.	12,000	8,568
	Polaris Renewable Energy, Inc.	11,000	119,214
#	Pollard Banknote Ltd.	1,829	25,815

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp.	5,953	$474,458
#	Premium Brands Holdings Corp.	10,926	764,011
	Pulse Seismic, Inc.	6,600	9,226
#	Quarterhill, Inc.	53,700	76,683
	Quebecor, Inc., Class B	74,238	1,760,889
#*	Real Matters, Inc.	22,026	87,736
	Restaurant Brands International, Inc.	43,658	2,921,920
	Richelieu Hardware Ltd.	27,450	816,351
	Ritchie Bros Auctioneers, Inc.	42,186	2,550,994
	Rogers Communications, Inc.,Class B	94,888	4,614,630
	Royal Bank of Canada	221,228	22,642,060
	Russel Metals, Inc.	31,041	756,107
*	Sabina Gold & Silver Corp.	101,444	102,927
	Sandstorm Gold Ltd.	47,969	278,058
#	Savaria Corp.	11,100	124,219
*	Seabridge Gold, Inc.	11,203	147,431
	Secure Energy Services, Inc.	124,340	756,946
	Shaw Communications, Inc.,Class B	164,143	4,884,965
*	ShawCor Ltd.	46,654	497,904
*	Shopify, Inc.,Class A	67,716	3,336,398
#	Sienna Senior Living, Inc.	7,800	71,519
Ω	Sleep Country Canada Holdings, Inc.	16,805	326,994
	SNC-Lavalin Group, Inc.	79,915	1,714,759
*	SNDL, Inc.	4,981	11,456
	Softchoice Corp.	1,533	21,177
Ω	Spin Master Corp.	23,665	621,794
	Sprott, Inc.	3,670	144,920
	SSR Mining, Inc.	55,856	946,201
#	Stantec, Inc.	41,412	2,159,111
	Stella-Jones, Inc.	32,643	1,187,910
*	Steppe Gold Ltd.	5,600	4,798
	Sun Life Financial, Inc.	106,414	5,345,367
#	Superior Plus Corp.	53,476	432,454
	Supremex, Inc.	7,100	39,381
	Sylogist Ltd.	2,300	10,648
*	Taiga Building Products Ltd.	5,000	11,612
#*,*	Taseko Mines Ltd.	75,600	134,417
	TECSYS, Inc.	1,764	37,625
	TELUS Corp.	9,416	202,891
	TELUS Corp.	13,558	292,136
*	TELUS International CDA, Inc.	15,218	362,797
	TerraVest Industries, Inc.	7,060	144,325
	TFI International, Inc.	20,011	2,228,703
	Thomson Reuters Corp.	13,358	1,589,201
	Tidewater Midstream & Infrastructure Ltd.	113,657	91,401
	Timbercreek Financial Corp.	34,530	206,316
	TMX Group Ltd.	8,600	847,622
*	Torex Gold Resources, Inc.	32,393	445,280
	Toromont Industries Ltd.	33,520	2,677,720
	Toronto-Dominion Bank	201,274	13,929,400
	Total Energy Services, Inc.	28,970	201,834
	Transcontinental, Inc., Class A	50,726	566,905
*	Trican Well Service Ltd.	127,154	328,744
	Tricon Residential, Inc.	68,352	593,292
	Triple Flag Precious Metals Corp.	5,911	79,830
*	Trisura Group Ltd.	9,200	289,784
#*	Uni-Select, Inc.	16,419	489,652
*	Viemed Healthcare, Inc.	7,851	66,655
*	Vitalhub Corp.	5,100	11,192

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Wajax Corp.	10,700	$184,961
*	Wall Financial Corp.	300	3,438
*	Wesdome Gold Mines Ltd.	57,851	268,266
	West Fraser Timber Co. Ltd.	42,504	3,696,482
	Western Forest Products, Inc.	192,961	205,933
	Wheaton Precious Metals Corp.	61,224	2,800,386
#*	WildBrain Ltd.	18,132	38,838
	Winpak Ltd.	11,100	346,711
	WSP Global, Inc.	27,168	3,464,632
	Yamana Gold, Inc.	478,723	2,887,949
	Yellow Pages Ltd.	4,252	46,497
TOTAL CANADA			306,693,771
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	56,200	468,031
	China Gold International Resources Corp. Ltd.	34,632	124,415
	Fountain SET Holdings Ltd.	74,000	8,119
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			600,565
DENMARK — (3.5%)
*	ALK-Abello AS	42,500	634,866
	Alm Brand AS	365,365	678,047
*	Ambu AS, Class B	15,902	219,659
#*	Bang & Olufsen AS	44,123	76,207
#*	Bavarian Nordic AS	35,084	1,123,510
*	Brodrene Hartmann AS	980	42,299
	Carlsberg AS, Class B	16,398	2,327,886
	cBrain AS	2,697	60,813
*	Chemometec AS	4,426	387,762
	Chr Hansen Holding AS	54,234	4,004,363
	Coloplast AS, Class B	29,864	3,605,613
	Columbus AS	33,734	31,317
	Danske Bank AS	136,081	2,835,053
*	Demant AS	39,254	1,111,151
	DSV AS	31,410	5,196,116
#	FLSmidth & Co. AS	26,410	1,134,733
	Fluegger Group AS	455	26,599
*	Genmab AS	4,069	1,594,627
	GN Store Nord AS	33,366	822,682
	H Lundbeck AS	156,320	580,858
*	H Lundbeck AS, Class A	18,301	63,155
#*	H+H International AS, Class B	7,825	119,948
*	ISS AS	80,337	1,756,464
*	Jyske Bank AS	21,728	1,567,096
	Matas AS	18,155	197,568
*Ω	Netcompany Group AS	12,799	509,361
*	Nilfisk Holding AS	5,922	117,872
*	NKT AS	18,105	1,129,785
*Ω	NNIT AS	5,720	56,621
#	North Media AS	2,886	27,688
	Novo Nordisk AS, Sponsored ADR	14,665	2,035,209
	Novo Nordisk AS, Class B	374,500	51,826,968
#	Novozymes AS, Class B	50,078	2,605,886
#*	NTG Nordic Transport Group AS, Class A	3,647	149,132
Ω	Orsted AS	23,374	2,081,501
	Pandora AS	52,533	4,374,471
*	Parken Sport & Entertainment AS	758	8,936

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	7,791	$323,697
	Ringkjoebing Landbobank AS	16,997	2,473,520
	Royal Unibrew AS	18,827	1,322,069
#*	RTX AS	2,621	54,055
	Schouw & Co. AS	3,035	235,161
	SimCorp AS	18,780	1,315,162
	Solar AS, Class B	3,891	359,498
	SP Group AS	1,655	60,425
	Spar Nord Bank AS	35,908	571,973
	Sparekassen Sjaelland-Fyn AS	4,139	114,457
	Sydbank AS	24,097	1,098,782
	TCM Group AS	3,151	33,649
*	Tivoli AS	528	59,415
	Topdanmark AS	25,075	1,353,491
	Tryg AS	85,977	1,973,008
	Vestas Wind Systems AS	147,809	4,325,127
*	Zealand Pharma AS	10,485	327,458
TOTAL DENMARK			111,122,769
FINLAND — (2.1%)
	Aktia Bank Oyj	23,868	282,638
	Alandsbanken Abp, Class B	1,220	48,288
	Alma Media Oyj	15,884	165,619
	Anora Group Oyj	9,982	80,032
	Aspo Oyj	10,737	97,214
#	Bittium Oyj	1,503	6,739
	Cargotec Oyj, Class B	20,036	1,020,088
	Caverion Oyj	54,007	498,345
	Citycon Oyj	13,769	103,763
	Digia Oyj	6,198	42,677
	Elisa Oyj	41,740	2,378,058
Ω	Enento Group Oyj	6,936	162,186
#	Enersense International Oyj	1,285	9,009
	Fiskars Oyj Abp	6,430	119,591
	Fortum Oyj	32,284	485,301
*	F-Secure Oyj	24,898	79,484
	Glaston OYJ ABP	6,908	6,991
	Gofore Oyj	1,109	30,867
	Harvia Oyj	5,142	112,197
	Huhtamaki Oyj	51,341	1,920,300
#	Ilkka Oyj	2,760	11,600
	Incap Oyj	1,295	26,495
#	Kamux Corp.	12,213	59,993
	Kemira Oyj	51,885	841,801
	Kesko Oyj, Class A	56,954	1,317,565
	Kesko Oyj, Class B	177,351	4,131,122
	Kojamo Oyj	27,323	419,534
	Kone Oyj, Class B	89,883	4,901,866
	Konecranes Oyj	35,033	1,140,027
#	Lassila & Tikanoja Oyj	26,743	335,779
	Marimekko Oyj	11,350	113,792
	Metsa Board Oyj, Class A	133	1,475
	Metsa Board Oyj, Class B	77,208	689,201
	Metso Outotec Oyj	307,285	3,531,588
	Musti Group Oyj	12,503	211,601
	Neste Oyj	102,632	4,906,043
*	NoHo Partners Oyj	1,829	14,910
	Nokia Oyj	403,954	1,915,325
	Nokian Renkaat Oyj	32,510	389,423

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	652,570	$7,641,590
	Olvi Oyj, Class A	3,282	115,368
	Oriola Oyj, Class A	17,876	35,829
	Oriola Oyj, Class B	80,101	150,302
	Orion Oyj, Class A	10,006	537,283
	Orion Oyj, Class B	45,341	2,429,127
	Outokumpu Oyj	172,295	986,658
	Pihlajalinna Oyj	8,421	80,316
	Ponsse Oyj	5,991	171,234
*	QT Group Oyj	5,361	314,388
	Raisio Oyj, Class V	66,133	175,219
	Rapala VMC Oyj	2,115	11,122
	Revenio Group Oyj	7,790	318,460
Ω	Rovio Entertainment Oyj	19,791	158,542
	Sampo Oyj, Class A	175,524	9,214,918
	Sanoma Oyj	47,469	504,938
	Scanfil Oyj	4,207	33,232
	Stora Enso Oyj, Class R	156,907	2,243,044
	Talenom Oyj	2,789	27,551
#*	Tecnotree Oyj	22,408	14,085
	Teleste Oyj	2,478	11,270
Ω	Terveystalo Oyj	65,640	511,610
	TietoEVRY Oyj	55,831	1,700,280
	Tokmanni Group Corp.	26,169	337,413
	UPM-Kymmene Oyj	80,376	2,913,326
	Uponor Oyj	27,251	485,327
	Vaisala Oyj, Class A	9,389	403,616
	Valmet Oyj	71,617	2,248,976
#	Verkkokauppa.com Oyj	4,781	14,672
	Wartsila OYJ Abp	102,625	976,069
*	WithSecure Oyj	24,898	38,273
	YIT Oyj	56,931	166,600
TOTAL FINLAND			67,579,165
FRANCE — (9.4%)
	ABC arbitrage	8,971	63,226
*	Aeroports de Paris	3,565	553,065
	Airbus SE	113,134	14,183,139
	AKWEL	2,084	35,667
Ω	ALD SA	101,829	1,280,168
#	Alstom SA	115,578	3,436,731
	Altamir	2,530	71,275
	Alten SA	12,171	1,870,148
Ω	Amundi SA	22,720	1,487,478
	Arkema SA	29,416	2,976,539
	Assystem SA	1,932	90,962
#*	Atos SE	36,852	486,133
	Aubay	2,680	138,087
	AXA SA	348,035	10,858,351
	Axway Software SA	4,622	111,063
	Bastide le Confort Medical	1,130	39,944
	Beneteau SA	17,564	287,895
#	Bigben Interactive	7,028	48,454
	BioMerieux	7,475	762,045
	BNP Paribas SA	151,420	10,399,810
	Boiron SA	1,876	85,616
	Bonduelle SCA	4,870	65,430
	Bouygues SA	40,816	1,344,640
	Bureau Veritas SA	116,153	3,320,984

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Capgemini SE	24,016	$4,557,890
	Carrefour SA	340,347	6,473,729
#*	Casino Guichard Perrachon SA	15,160	186,301
	Catana Group	13,147	95,037
	CBo Territoria	19,983	80,292
	Cegedim SA	4,449	87,100
*	CGG SA	495,044	416,907
#	Chargeurs SA	5,058	84,521
	Cie de Saint-Gobain	18,409	1,057,250
*	Cie des Alpes	8,863	140,169
	Cie Plastic Omnium SA	14,920	261,121
#*	Claranova SE	24,407	69,237
*	Coface SA	53,480	747,805
	Credit Agricole SA	191,991	2,311,809
	Danone SA	35,412	1,941,968
	Dassault Aviation SA	5,295	904,191
	Dassault Systemes SE	77,929	2,898,249
	Derichebourg SA	50,509	346,656
	Edenred	60,993	3,322,256
	Eiffage SA	41,730	4,457,205
	Electricite de France SA	29,906	392,817
#*Ω	Elior Group SA	49,414	171,006
	Elis SA	51,341	901,718
	Equasens	1,595	128,659
	EssilorLuxottica SA	12,599	2,311,656
	Eurofins Scientific SE	37,806	2,711,816
Ω	Euronext NV	30,878	2,502,103
#	Eutelsat Communications SA	104,592	799,855
#*	Exail Technologies SA	4,088	89,021
	Exel Industries, Class A	353	23,646
*	Faurecia SE	43,818	870,368
*	Fermentalg	2,714	4,474
	Fnac Darty SA	12,894	478,540
	Gaztransport Et Technigaz SA	13,882	1,534,741
	Getlink SE	59,236	1,001,904
*	GL Events	4,130	96,529
	Groupe Crit	1,898	140,838
	Groupe SFPI	8,310	21,730
	Guerbet	1,951	38,973
	Haulotte Group SA	9,012	32,684
	Hermes International	8,129	15,213,497
	HEXAOM	1,318	28,309
*	ID Logistics Group	749	232,804
	Imerys SA	5,808	240,885
	Infotel SA	2,578	156,827
	Interparfums SA	1,235	80,843
	Ipsen SA	21,587	2,267,390
	IPSOS	21,861	1,416,758
	Jacquet Metals SACA	7,542	144,492
*	JCDecaux SE	32,150	727,517
#	Kaufman & Broad SA	11,998	377,004
	Kering SA	13,378	8,347,293
	Korian SA	17,758	185,943
Ω	La Francaise des Jeux SAEM	65,622	2,807,834
	Laurent-Perrier	972	130,054
	Lectra	10,147	422,595
	Legrand SA	41,794	3,726,523
	Linedata Services	233	12,246
	LISI	5,977	132,975

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	LNA Sante SA	1,459	$49,814
	L'Oreal SA	50,782	20,968,477
*	Lumibird	1,274	25,250
	LVMH Moet Hennessy Louis Vuitton SE	55,094	48,095,719
Ω	Maisons du Monde SA	14,878	182,968
	Manitou BF SA	4,378	128,645
	Manutan International	280	31,516
	Mersen SA	5,070	225,069
	Metropole Television SA	15,600	248,461
#*	Nacon SA	6,145	15,794
Ω	Neoen SA	14,321	537,745
	Nexans SA	11,733	1,244,209
	Nexity SA	29,792	899,984
#	Oeneo SA	5,443	83,849
*	OL Groupe SA	6,601	21,252
	Orange SA	977,626	10,345,972
	Pernod Ricard SA	14,069	2,912,704
*	Prodways Group SA	4,249	14,427
	Publicis Groupe SA	62,813	4,430,806
	Quadient SA	15,198	268,027
#*††	Recylex SA	633	0
#	Remy Cointreau SA	8,886	1,673,137
*	Renault SA	71,020	2,887,634
	Rexel SA	142,020	3,141,823
	Robertet SA	61	57,519
	Rothschild & Co.	15,937	673,148
	Rubis SCA	50,344	1,408,891
	Safran SA	24,710	3,553,187
	Samse SA	200	40,828
	Sanofi	95,270	9,329,260
	Sartorius Stedim Biotech	4,372	1,525,077
	Schneider Electric SE	48,933	7,937,626
	SCOR SE	116,628	2,878,638
	SEB SA	12,412	1,297,997
	SES SA	165,187	1,281,872
*Ω	SMCP SA	20,526	162,910
	Societe BIC SA	10,512	763,232
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	39,666
	Societe Generale SA	163,487	4,866,447
	Societe pour l'Informatique Industrielle	3,918	204,402
*	SOITEC	3,847	583,461
#*	Solocal Group	17,197	12,954
	Sopra Steria Group SACA	8,190	1,362,186
	SPIE SA	65,100	1,777,247
	Stef SA	917	96,508
	Sword Group	4,402	214,483
	Synergie SE	4,886	177,573
	Technip Energies NV	88,015	1,706,373
	Teleperformance	12,431	3,455,654
	Television Francaise 1	33,050	264,331
	Thales SA	14,535	1,922,389
	Thermador Groupe	4,406	443,707
#	Tikehau Capital SCA	9,721	276,957
*	Touax SA	905	8,124
	Trigano SA	3,700	515,760
*	Ubisoft Entertainment SA	47,319	979,813
	Valeo	59,409	1,298,369
*	Vallourec SA	46,714	681,882
#*	Vantiva SA	23,597	6,793

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vilmorin & Cie SA	2,737	$137,702
	Vinci SA	83,652	9,451,801
	Virbac SA	1,494	453,390
	Vivendi SE	216,296	2,322,966
#*	Voltalia SA	2,347	44,422
	Vranken-Pommery Monopole SA	1,133	20,617
	Wavestone	5,088	267,084
*Ω	Worldline SA	94,177	4,272,423
TOTAL FRANCE			302,550,361
GERMANY — (6.8%)
	3U Holding AG	1,542	6,727
	7C Solarparken AG	25,419	121,295
*	Aareal Bank AG	29,277	1,030,814
	Adesso SE	1,263	199,791
	Adidas AG	46,381	7,468,092
*	ADVA Optical Networking SE	542	13,258
	AIXTRON SE	34,024	1,013,763
	All for One Group SE	1,306	62,235
#	Allgeier SE	3,172	101,816
	Allianz SE	63,680	15,226,768
	AlzChem Group AG	138	2,882
	Amadeus Fire AG	3,458	481,679
	Aroundtown SA	417,762	1,163,133
	Atoss Software AG	2,495	441,437
Ω	Aumann AG	766	11,456
	Aurubis AG	16,913	1,788,665
*Ω	Auto1 Group SE	13,499	109,362
	Basler AG	2,142	79,288
#*	Bauer AG	5,212	37,558
	Bayerische Motoren Werke AG	64,507	6,570,982
	BayWa AG	7,917	361,068
	Bechtle AG	37,350	1,573,957
	Beiersdorf AG	14,119	1,716,554
	Bertrandt AG	2,343	114,564
*	Bijou Brigitte AG	1,981	94,414
	Bilfinger SE	13,167	453,341
#*	Borussia Dortmund GmbH & Co. KGaA	35,509	158,456
	Brenntag SE	66,847	4,989,996
	CANCOM SE	9,579	330,232
	Carl Zeiss Meditec AG	10,553	1,522,990
#	CECONOMY AG	98,554	241,702
	CENIT AG	3,758	50,094
	Cewe Stiftung & Co. KGAA	3,729	369,608
*	Cherry SE	1,260	9,430
*	Commerzbank AG	452,856	5,176,799
	CompuGroup Medical SE & Co. KgaA	13,885	650,752
	Continental AG	20,540	1,442,220
Ω	Covestro AG	110,403	5,083,451
	CropEnergies AG	3,752	48,854
*	CTS Eventim AG & Co. KGaA	22,121	1,552,822
*	Daimler Truck Holding AG	117,058	3,933,572
*Ω	Delivery Hero SE	27,698	1,674,534
	Dermapharm Holding SE	3,903	162,010
	Deutsche Bank AG	24,013	321,294
	Deutsche Beteiligungs AG	6,612	213,042
	Deutsche Boerse AG	27,849	4,983,364
Ω	Deutsche Pfandbriefbank AG	34,408	313,848
	Deutsche Post AG	102,899	4,430,491

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG, Sponsored ADR	2,413	$53,931
	Deutsche Telekom AG	326,715	7,278,818
	Deutsche Wohnen SE	9,457	223,368
	Deutz AG	27,374	149,632
*	DFV Deutsche Familienversicherung AG	1,942	19,873
	DIC Asset AG	22,026	211,709
	DMG Mori AG	1,970	90,165
	Dr Hoenle AG	1,006	22,204
	Draegerwerk AG & Co. KGaA	1,079	43,551
	Duerr AG	22,581	861,553
Ω	DWS Group GmbH & Co. KGaA	12,106	435,441
	E.ON SE	1,025,295	11,178,699
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,681	97,815
	ElringKlinger AG	8,199	71,364
	Encavis AG	53,136	1,029,534
	Energiekontor AG	2,432	208,660
	Evonik Industries AG	55,356	1,230,483
	Fabasoft AG	1,372	31,314
	Fielmann AG	6,642	250,338
#*	flatexDEGIRO AG	13,649	116,143
	FORTEC Elektronik AG	383	10,740
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	443,737
	Freenet AG	57,573	1,399,556
	Fresenius Medical Care AG & Co. KGaA	30,092	1,130,095
	Fresenius SE & Co. KGaA	59,974	1,738,098
	Fuchs Petrolub SE	14,159	468,598
*	Gateway Real Estate AG	354	1,298
	GEA Group AG	78,938	3,561,675
	GESCO SE NA O.N	3,348	89,723
	GFT Technologies SE	9,787	408,642
*	GK Software SE	380	58,754
*	Global Fashion Group SA	4,210	5,375
#	Grand City Properties SA	30,589	326,023
	GRENKE AG	4,514	131,116
*	H&R GmbH & Co. KGaA	8,388	54,908
	Hamburger Hafen und Logistik AG	7,861	111,024
	Hannover Rueck SE	11,912	2,418,952
	Hawesko Holding SE	1,210	54,485
#*	Heidelberger Druckmaschinen AG	91,729	188,564
*	HelloFresh SE	88,481	2,151,086
	Henkel AG & Co. KGaA	12,343	824,738
	Hensoldt AG	9,473	274,652
	Hochtief AG	1,046	66,315
	Hornbach Holding AG & Co. KGaA	4,575	405,296
	HUGO BOSS AG	28,549	1,938,767
*	Hypoport SE	1,058	144,138
	Indus Holding AG	10,640	281,313
	Infineon Technologies AG	119,228	4,293,455
Ω	Instone Real Estate Group SE	22,434	228,921
	IVU Traffic Technologies AG	3,842	73,168
	Jenoptik AG	15,445	480,002
Ω	JOST Werke AG	5,123	296,624
	KION Group AG	33,411	1,345,342
#	Kloeckner & Co. SE	36,269	383,271
#	Knaus Tabbert AG	712	30,615
	Knorr-Bremse AG	26,231	1,724,112
*	Koenig & Bauer AG	6,934	136,052
	Kontron AG	12,351	250,982
	KPS AG	5,062	21,851

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Krones AG	6,832	$797,728
	Lanxess AG	34,586	1,726,183
	Leifheit AG	3,048	57,727
*	Leoni AG	6,219	40,304
*	LPKF Laser & Electronics SE	2,487	32,229
*	Manz AG	596	15,597
*	Medios AG	1,717	33,664
	Mercedes-Benz Group AG	175,252	13,040,856
*	METRO AG	84,789	835,462
	MLP SE	30,396	168,686
	MTU Aero Engines AG	13,421	3,354,076
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	5,639,891
*	Nagarro SE	3,729	510,848
	Nemetschek SE	27,022	1,444,713
	New Work SE	1,058	194,034
	Nexus AG	4,699	263,457
*	Nordex SE	51,446	781,814
	Norma Group SE	8,633	185,839
	OHB SE	2,457	87,198
	PATRIZIA SE	21,638	267,959
	Pfeiffer Vacuum Technology AG	1,776	324,289
#	PNE AG	7,350	132,040
	ProSiebenSat.1 Media SE	95,369	980,888
	PSI Software AG	3,733	100,948
	Puma SE	55,479	3,788,571
*	QIAGEN NV	69,054	3,379,972
	Rational AG	3,119	2,051,626
	Rheinmetall AG	14,231	3,325,180
#	RTL Group SA	23,010	1,116,470
	SAF-Holland SE	6,396	72,181
	SAP SE, Sponsored ADR	1,458	172,817
	SAP SE	79,831	9,463,164
Ω	Scout24 SE	19,707	1,147,302
#	Secunet Security Networks AG	707	167,696
*Ω	Shop Apotheke Europe NV	497	35,835
	Siemens AG	84,373	13,179,508
#*	Siemens Energy AG	132,970	2,780,244
Ω	Siemens Healthineers AG	26,737	1,433,870
	Sixt SE	7,230	898,912
*	SMA Solar Technology AG	983	83,386
#	Software AG	32,296	900,107
	Stabilus SE	10,627	733,001
	Stemmer Imaging AG	242	9,367
	STRATEC SE	4,619	420,746
	Stroeer SE & Co. KGaA	12,716	697,230
#	SUESS MicroTec SE	7,059	140,434
	Surteco Group SE	706	16,039
	Symrise AG	21,752	2,312,448
	TAG Immobilien AG	58,868	504,136
#	Takkt AG	14,419	222,952
*	Talanx AG	18,285	904,573
*Ω	TeamViewer AG	75,681	1,066,112
	Technotrans SE	943	26,499
	Telefonica Deutschland Holding AG	368,740	1,086,076
*	thyssenkrupp AG	70,329	552,494
	United Internet AG	55,803	1,295,542
	USU Software AG	11	239
#*	va-Q-tec AG	818	22,120
#	Varta AG	6,336	192,890

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	VERBIO Vereinigte BioEnergie AG	13,879	$874,935
*	Vitesco Technologies Group AG, Class A	4,912	340,472
	Vossloh AG	3,530	155,561
	Wacker Chemie AG	8,157	1,232,845
	Wacker Neuson SE	12,326	243,954
	Washtec AG	4,114	154,577
#*	Westwing Group SE	3,418	37,064
	Wuestenrot & Wuerttembergische AG	16,757	305,932
*Ω	Zalando SE	25,913	1,208,453
	ZEAL Network SE	1,900	57,836
TOTAL GERMANY			219,288,916
HONG KONG — (1.8%)
	AIA Group Ltd.	1,762,200	19,926,331
*	Aidigong Maternal & Child Health Ltd.	728,000	56,667
	Analogue Holdings Ltd.	192,000	29,681
	APAC Resources Ltd.	80,000	11,359
*	Apollo Future Mobility Group Ltd.	1,728,000	45,079
*	Asia Standard International Group Ltd.	80,000	7,315
	ASMPT Ltd.	81,800	675,637
	Best Mart 360 Holdings Ltd.	48,000	13,234
	BOC Hong Kong Holdings Ltd.	467,500	1,633,860
	BOCOM International Holdings Co. Ltd.	343,000	27,979
*††	Brightoil Petroleum Holdings Ltd.	229,000	0
	Chen Hsong Holdings	46,000	11,292
*	China Star Entertainment Ltd.	130,000	14,114
*	Chinese Estates Holdings Ltd.	140,000	44,386
	Chow Sang Sang Holdings International Ltd.	197,000	300,214
	Chow Tai Fook Jewellery Group Ltd.	554,000	1,185,926
	Chuang's China Investments Ltd.	190,000	6,433
	Chuang's Consortium International Ltd.	92,000	8,207
	CITIC Telecom International Holdings Ltd.	444,000	158,159
	CK Asset Holdings Ltd.	299,823	1,916,921
	CMBC Capital Holdings Ltd.	52,250	10,553
*	C-Mer Eye Care Holdings Ltd.	148,000	92,664
	Convenience Retail Asia Ltd.	114,000	12,346
††	Convoy, Inc.	528,000	2,108
*	Cowell e Holdings, Inc.	46,000	90,402
Ω	Crystal International Group Ltd.	149,500	47,589
*	CSC Holdings Ltd.	10,625,000	51,502
	CSI Properties Ltd.	2,220,000	45,637
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	87,329
	Dah Sing Financial Holdings Ltd.	43,600	115,561
	Dickson Concepts International Ltd.	63,000	33,591
*	Digital Domain Holdings Ltd.	290,000	9,635
	Dynamic Holdings Ltd.	12,000	14,075
	EC Healthcare	204,000	244,818
	Emperor International Holdings Ltd.	402,000	36,589
	Emperor Watch & Jewellery Ltd.	490,000	11,716
*	ENM Holdings Ltd.	376,000	21,355
*	Esprit Holdings Ltd.	843,100	89,497
	EuroEyes International Eye Clinic Ltd., Class C	26,000	18,680
	Far East Consortium International Ltd.	478,897	125,374
*Ω	FIT Hon Teng Ltd.	288,000	82,875
	FSE Lifestyle Services Ltd.	67,000	47,554
*	Fullwealth International Group Holdings Ltd.	48,000	9,181
	Giordano International Ltd.	560,000	147,095
	Glorious Sun Enterprises Ltd.	129,000	12,682

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Gold Fin Holdings	44,000	$0
	Great Eagle Holdings Ltd.	113,693	273,039
*	Greentech Technology International Ltd.	432,000	30,843
	G-Resources Group Ltd.	130,050	40,122
	Guoco Group Ltd.	10,000	92,151
*	Haitong International Securities Group Ltd.	1,166,383	134,238
	Hang Lung Group Ltd.	128,000	236,213
	Hang Lung Properties Ltd.	338,000	637,314
	Hang Seng Bank Ltd.	73,900	1,230,672
	Hanison Construction Holdings Ltd.	89,806	13,292
	Henderson Land Development Co. Ltd.	211,740	782,166
	HKBN Ltd.	274,500	193,193
	HKR International Ltd.	371,600	123,381
	HKT Trust & HKT Ltd.	122,000	159,841
	Hon Kwok Land Investment Co. Ltd.	26,000	7,453
	Hong Kong Exchanges & Clearing Ltd.	101,500	4,565,224
	Hong Kong Ferry Holdings Co. Ltd.	111,000	113,004
	Hong Kong Technology Venture Co. Ltd.	111,000	79,366
	Hongkong Chinese Ltd.	58,000	4,002
Ω	Honma Golf Ltd.	11,500	5,659
*	Hypebeast Ltd.	210,000	9,792
	Hysan Development Co. Ltd.	113,000	380,182
*	IGG, Inc.	424,000	159,467
*	Imagi International Holdings Ltd.	56,000	2,234
Ω	Impro Precision Industries Ltd.	96,000	32,482
	International Housewares Retail Co. Ltd.	169,000	61,853
	ITC Properties Group Ltd.	49,758	6,712
	K Wah International Holdings Ltd.	572,000	212,902
	Karrie International Holdings Ltd.	132,000	24,254
	Kerry Logistics Network Ltd.	128,000	249,954
	Kerry Properties Ltd.	250,500	635,119
	Kowloon Development Co. Ltd.	234,000	247,518
*	Lai Sun Development Co. Ltd.	55,350	12,255
	Liu Chong Hing Investment Ltd.	96,000	89,948
	L'Occitane International SA	248,500	691,393
	Luk Fook Holdings International Ltd.	167,000	579,151
	Lung Kee Bermuda Holdings	44,000	14,838
	Man Wah Holdings Ltd.	421,200	486,967
	MECOM Power & Construction Ltd.	576,500	137,830
*	Midland Holdings Ltd.	251,026	31,057
	Modern Dental Group Ltd.	116,000	44,647
	MTR Corp. Ltd.	79,500	425,445
*	NagaCorp Ltd.	373,657	341,580
	New World Development Co. Ltd.	313,000	935,526
*††	NewOcean Energy Holdings Ltd.	550,000	1,024
	NWS Holdings Ltd.	428,242	403,582
	Oriental Watch Holdings	142,476	76,935
*	Pacific Century Premium Developments Ltd.	162,000	8,620
	Pacific Textiles Holdings Ltd.	354,000	127,441
#	PC Partner Group Ltd.	50,000	29,504
	Pentamaster International Ltd.	126,000	12,882
	Perfect Medical Health Management Ltd.	183,000	107,413
	Pico Far East Holdings Ltd.	406,000	79,837
	Playmates Holdings Ltd.	90,000	6,952
	Playmates Toys Ltd.	96,000	6,594
	Plover Bay Technologies Ltd.	80,000	24,780
	Power Assets Holdings Ltd.	201,500	1,140,121
	Prada SpA	152,700	976,448
*	PT International Development Co. Ltd.	390,000	8,593

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	Samsonite International SA	578,700	$1,723,939
*	Shun Tak Holdings Ltd.	94,000	20,337
	Singamas Container Holdings Ltd.	410,000	38,269
	Sino Land Co. Ltd.	634,216	824,149
	Soundwill Holdings Ltd.	11,500	10,583
*	Space Group Holdings Ltd.	22,500	9,880
	Sun Hung Kai & Co. Ltd.	89,000	38,035
	Sun Hung Kai Properties Ltd.	153,707	2,179,814
*	Suncorp Technologies Ltd.	290,000	10,048
	Swire Pacific Ltd., Class A	54,000	494,850
	Swire Pacific Ltd., Class B	52,500	72,602
	Swire Properties Ltd.	92,400	259,695
#	TAI Cheung Holdings Ltd.	170,000	92,063
	Tai Hing Group Holdings Ltd.	112,000	16,587
	Techtronic Industries Co. Ltd.	304,000	3,919,102
*	Television Broadcasts Ltd.	118,200	58,888
	Texhong Textile Group Ltd.	104,000	95,003
*	Theme International Holdings Ltd.	540,000	70,400
*	TOM Group Ltd.	360,000	29,418
	Town Health International Medical Group Ltd.	952,000	35,110
	Tradelink Electronic Commerce Ltd.	224,000	25,765
	United Laboratories International Holdings Ltd.	252,000	166,835
	Value Partners Group Ltd.	356,000	145,144
	VSTECS Holdings Ltd.	330,400	206,725
	VTech Holdings Ltd.	48,500	320,624
	Wai Kee Holdings Ltd.	120,000	31,347
*	Wang On Group Ltd.	2,940,000	16,473
	Wharf Real Estate Investment Co. Ltd.	230,000	1,316,673
#	Wing Tai Properties Ltd.	18,000	8,296
*	Xingye Alloy Materials Group Ltd.	73,000	9,947
	YTO International Express & Supply Chain Technology Ltd.	82,000	22,453
*	Yunfeng Financial Group Ltd.	28,000	5,132
#*	Zensun Enterprises Ltd.	299,999	49,109
*	Zhaobangji Properties Holdings Ltd.	376,000	22,579
TOTAL HONG KONG			57,424,081
IRELAND — (0.6%)
	AIB Group PLC	296,887	1,247,101
	Bank of Ireland Group PLC	414,757	4,431,199
	Cairn Homes PLC	358,413	381,012
	FBD Holdings PLC	11,875	147,004
*	Flutter Entertainment PLC	24,914	3,869,018
	Glanbia PLC	3,967	48,409
*Ω	Glenveagh Properties PLC	277,630	284,443
	Kerry Group PLC, Class A	6,306	590,873
	Kingspan Group PLC	23,921	1,538,504
*	Permanent TSB Group Holdings PLC	23,545	52,519
	Smurfit Kappa Group PLC	126,941	5,329,558
TOTAL IRELAND			17,919,640
ISRAEL — (0.6%)
*	Abra Information Technologies Ltd.	8,194	8,631
	Afcon Holdings Ltd.	885	35,977
*	AFI Properties Ltd.	6,869	224,448
	Africa Israel Residences Ltd.	1,238	58,132
*	Airport City Ltd.	19,752	312,867
*	Allot Ltd.	5,136	19,356
	Alony Hetz Properties & Investments Ltd.	43,397	465,617

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Amot Investments Ltd.	24,401	$143,218
	Arad Ltd.	4,385	54,646
	Ashtrom Group Ltd.	8,956	169,584
	AudioCodes Ltd.	5,589	107,141
#	Automatic Bank Services Ltd.	3,721	15,614
*	Avgol Industries 1953 Ltd.	36,631	18,554
#*	Ayalon Holdings Ltd.	3,614	15,768
	Azorim-Investment Development & Construction Co. Ltd.	25,722	86,709
	Azrieli Group Ltd.	2,180	140,419
	Bank Leumi Le-Israel BM	203,540	1,798,761
#*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	49,979
	Bezeq The Israeli Telecommunication Corp. Ltd.	421,125	697,894
	Big Shopping Centers Ltd.	954	95,914
	Blue Square Real Estate Ltd.	1,444	87,731
	Carasso Motors Ltd.	14,778	94,294
	Castro Model Ltd.	1,314	14,449
*	Clal Insurance Enterprises Holdings Ltd.	26,674	458,004
#*	Compugen Ltd.	6,256	5,427
	Danel Adir Yeoshua Ltd.	2,392	183,929
	Delek Automotive Systems Ltd.	26,090	322,209
	Delta Galil Ltd.	5,707	224,967
#	Delta Israel Brands Ltd.	1,130	12,786
	Dor Alon Energy in Israel 1988 Ltd.	2,113	54,263
	Duniec Brothers Ltd.	667	31,889
#	E&M Computing Ltd.	5,670	12,027
	Elbit Systems Ltd.	1,879	317,889
	Electra Consumer Products 1970 Ltd.	3,684	108,729
	Electra Ltd.	772	395,637
	Electra Real Estate Ltd.	5,625	63,237
*	Ellomay Capital Ltd.	1,542	26,538
	Energix-Renewable Energies Ltd.	63,381	209,826
*	Enlight Renewable Energy Ltd.	24,367	506,496
	FMS Enterprises Migun Ltd.	2,021	65,011
	Formula Systems 1985 Ltd.	2,847	226,142
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	120,470
	Fox Wizel Ltd.	3,912	353,816
	Gav-Yam Lands Corp. Ltd.	23,616	190,812
*	Gilat Satellite Networks Ltd.	7,921	42,913
*	Hagag Group Real Estate Development	10,016	52,763
#	Hamat Group Ltd.	6,948	45,978
	Harel Insurance Investments & Financial Services Ltd.	57,285	554,160
	Hilan Ltd.	3,413	166,301
#	Hiper Global Ltd.	5,670	23,085
	ICL Group Ltd.	52,753	418,840
	IDI Insurance Co. Ltd.	4,324	103,378
	IES Holdings Ltd.	1,083	70,418
#	Ilex Medical Ltd.	2,010	51,320
	Infinya Ltd.	1,439	150,041
	Inrom Construction Industries Ltd.	35,497	138,941
	Isracard Ltd.	70,682	238,270
	Israel Canada T.R Ltd.	37,256	98,324
	Israel Land Development Co. Ltd.	1,926	22,383
	Isras Investment Co. Ltd.	699	136,417
*	Kamada Ltd.	6,587	30,744
	Klil Industries Ltd.	267	16,722
	M Yochananof & Sons Ltd.	2,246	121,068
	Magic Software Enterprises Ltd.	20,397	331,654
	Malam - Team Ltd.	2,870	60,951
	Matrix IT Ltd.	13,031	275,866

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Maytronics Ltd.	9,928	$121,019
#	Mega Or Holdings Ltd.	7,709	214,050
	Melisron Ltd.	3,104	217,041
	Menora Mivtachim Holdings Ltd.	10,987	243,349
	Meshulam Levinstein Contracting & Engineering Ltd.	498	42,950
*	Migdal Insurance & Financial Holdings Ltd.	177,504	218,793
	Mivne Real Estate KD Ltd.	124,198	398,505
	Mivtach Shamir Holdings Ltd.	1,600	38,539
*	Netanel Group Ltd.	2,330	6,515
*	Nice Ltd.	528	109,195
*	Nice Ltd., Sponsored ADR	4,410	914,766
*	Nova Ltd.	3,694	335,785
	Novolog Ltd.	129,670	86,568
	Oil Refineries Ltd.	888,828	307,409
	One Software Technologies Ltd.	14,338	180,683
	Palram Industries 1990 Ltd.	1,658	10,881
*	Paz Oil Co. Ltd.	6,777	844,887
	Peninsula Group Ltd.	14,086	6,540
*	Perion Network Ltd.	8,697	292,526
	Phoenix Holdings Ltd.	88,490	951,677
	Plasson Industries Ltd.	1,135	48,869
	Pluri, Inc.	5,947	6,463
	Prashkovsky Investments & Construction Ltd.	4,675	126,477
*	Priortech Ltd.	1,051	20,139
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	242,392
	Rani Zim Shopping Centers Ltd.	15,393	14,227
	Rapac Communication & Infrastructure Ltd.	1,869	15,444
	Raval Ics Ltd.	4,981	6,047
	Retailors Ltd.	2,963	55,028
	Sano-Brunos Enterprises Ltd.	978	63,381
	Scope Metals Group Ltd.	3,768	140,118
	Shapir Engineering & Industry Ltd.	30,132	228,583
*	Shikun & Binui Ltd.	30,968	90,772
	Shufersal Ltd.	63,751	357,725
	Strauss Group Ltd.	3,900	99,789
	Summit Real Estate Holdings Ltd.	10,702	152,122
	Suny Cellular Communication Ltd.	47,494	21,570
	Tadiran Group Ltd.	1,256	126,873
	Tel Aviv Stock Exchange Ltd.	12,321	74,429
	Telsys Ltd.	479	25,377
*	Tera Light Ltd.	10,987	16,168
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	583,705
	Tiv Taam Holdings 1 Ltd.	19,821	35,235
	Victory Supermarket Chain Ltd.	3,518	39,205
	YD More Investments Ltd.	3,684	10,294
	YH Dimri Construction & Development Ltd.	3,362	217,384
TOTAL ISRAEL			20,115,838
ITALY — (2.2%)
	A2A SpA	262,801	395,642
	ACEA SpA	32,542	498,852
#*	Aeffe SpA	9,974	14,896
	Amplifon SpA	72,785	2,009,830
Ω	Anima Holding SpA	94,319	416,038
	Arnoldo Mondadori Editore SpA	81,401	170,166
	Ascopiave SpA	41,478	120,089
	Assicurazioni Generali SpA	264,946	5,172,092
*	Autogrill SpA	6,905	50,386
	Autostrade Meridionali SpA	304	4,123

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Avio SpA	4,827	$52,198
	Azimut Holding SpA	68,448	1,708,851
	Banca Generali SpA	30,800	1,136,258
	Banca IFIS SpA	9,820	164,458
	Banca Mediolanum SpA	84,430	807,777
*	Banca Monte dei Paschi di Siena SpA	5	13
	BasicNet SpA	14,461	86,864
Ω	BFF Bank SpA	37,643	348,127
	Biesse SpA	1,076	17,346
	BPER Banca	452,881	1,244,111
	Brunello Cucinelli SpA	13,124	1,093,105
	Cairo Communication SpA	40,575	72,363
Ω	Carel Industries SpA	17,287	427,595
	Cembre SpA	365	11,918
*	CIR SpA-Compagnie Industriali	136,243	65,778
	CNH Industrial NV	340,447	6,018,446
	Credito Emiliano SpA	22,111	188,316
*	d'Amico International Shipping SA	252,305	107,149
	Danieli & C Officine Meccaniche SpA	10,707	199,657
	Danieli & C Officine Meccaniche SpA	3,303	85,595
	Davide Campari-Milano NV	73,443	787,829
	De' Longhi SpA	17,554	405,218
	DiaSorin SpA	4,286	557,951
#	Digital Bros SpA	2,171	51,359
	Elica SpA	6,100	19,301
	Emak SpA	29,507	38,506
Ω	Enav SpA	38,380	176,699
	Enel SpA	517,680	3,048,162
	Esprinet SpA	14,964	118,670
*	Eurotech SpA	3,709	12,805
#	Exprivia SpA	5,998	9,396
	Ferrari NV	19,385	4,859,895
	Fila SpA	4,512	35,099
*	Fincantieri SpA	63,031	41,547
	FinecoBank Banca Fineco SpA	224,304	4,026,671
*	FNM SpA	43,781	21,397
*	Garofalo Health Care SpA	1,780	7,206
	Gefran SpA	856	9,044
*	Geox SpA	18,566	19,179
	Gruppo MutuiOnline SpA	7,943	253,138
	Hera SpA	415,497	1,193,563
	IMMSI SpA	75,654	40,153
	Interpump Group SpA	7,956	414,905
	Intesa Sanpaolo SpA	2,052,231	5,395,868
	Italgas SpA	274,328	1,605,835
	Italmobiliare SpA	3,302	88,446
*	Iveco Group NV	71,673	587,043
	IVS Group SA	5,951	23,167
*	KME Group SpA	109,260	84,003
	Leonardo SpA	146,882	1,512,611
	LU-VE SpA	2,541	73,947
	Maire Tecnimont SpA	67,483	260,085
	Mediobanca Banca di Credito Finanziario SpA	233,950	2,514,950
	MFE-MediaForEurope NV, Class A	649,476	284,631
#	MFE-MediaForEurope NV, Class B	134,065	90,775
	Moncler SpA	57,345	3,589,089
*	Newlat Food SpA	4,999	25,961
*Ω	Nexi SpA	193,488	1,704,114
	Openjobmetis SpA agenzia per il lavoro	1,095	10,994

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	OVS SpA	142,296	$342,596
	Pharmanutra SpA	1,465	93,941
	Piaggio & C SpA	84,642	319,750
Ω	Piovan SpA	2,340	25,281
	Prima Industrie SpA	1,531	41,453
	Prysmian SpA	47,146	1,925,333
	Recordati Industria Chimica e Farmaceutica SpA	25,432	1,114,137
	Reply SpA	6,739	874,770
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	47,376
#	SAES Getters SpA	1,290	44,475
	SAES Getters SpA	1,885	54,207
*	Safilo Group SpA	45,604	68,302
	Salvatore Ferragamo SpA	17,294	343,207
	Sanlorenzo SpA/Ameglia	1,559	68,442
	Sesa SpA	4,695	638,878
	SIT SpA	806	5,496
	Snam SpA	342,709	1,745,598
	SOL SpA	5,232	115,448
*	Spaxs SpA	6,912	56,716
	Tamburi Investment Partners SpA	25,548	212,535
Ω	Technogym SpA	47,176	418,448
#*	Telecom Italia SpA	1,921,018	553,076
*	Telecom Italia SpA	1,068,081	298,250
	Tenaris SA	200	3,544
	Tenaris SA, ADR	35,980	1,275,491
	Terna - Rete Elettrica Nazionale	145,334	1,149,862
	Tinexta SpA	8,563	232,918
*	TXT e-solutions SpA	2,388	37,272
#Ω	Unieuro SpA	9,248	113,568
	Unipol Gruppo SpA	168,219	881,022
	UnipolSai Assicurazioni SpA	160,989	428,233
#	Webuild SpA	12,528	22,091
TOTAL ITALY			70,238,967
JAPAN — (20.2%)
	&Do Holdings Co. Ltd.	2,700	17,384
	77 Bank Ltd.	13,800	246,460
	A&D HOLON Holdings Co. Ltd.	8,800	72,060
	ABC-Mart, Inc.	3,300	177,850
*	Access Co. Ltd.	14,500	108,031
	Achilles Corp.	7,700	74,173
	AD Works Group Co. Ltd.	7,600	8,601
	Adastria Co. Ltd.	11,900	200,831
	ADEKA Corp.	50,300	851,138
	Ad-sol Nissin Corp.	3,900	41,335
#	Adtec Plasma Technology Co. Ltd.	2,400	28,887
	Advan Group Co. Ltd.	6,400	43,345
	Advance Create Co. Ltd.	4,300	37,415
*	Advanced Media, Inc.	6,100	62,730
	Advantest Corp.	43,600	3,125,291
	Aeon Co. Ltd.	107,799	2,210,060
	Aeon Delight Co. Ltd.	4,900	116,322
	Aeon Fantasy Co. Ltd.	2,500	60,034
	AEON Financial Service Co. Ltd.	31,600	320,314
#	Aeon Hokkaido Corp.	10,000	70,184
	Aeon Kyushu Co. Ltd.	1,900	34,672
#	Agro-Kanesho Co. Ltd.	4,400	53,970
	AGS Corp.	1,600	8,750
	Ai Holdings Corp.	7,600	128,388

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aica Kogyo Co. Ltd.	11,300	$273,268
	Aichi Corp.	13,000	77,872
	Aichi Financial Group, Inc.	2,898	51,759
	Aichi Steel Corp.	4,500	79,879
	Aichi Tokei Denki Co. Ltd.	3,600	37,879
	Aida Engineering Ltd.	26,500	166,390
	Aiful Corp.	56,900	172,036
	Ain Holdings, Inc.	9,800	423,745
	Aiphone Co. Ltd.	3,600	53,751
	Air Water, Inc.	97,400	1,191,695
	Airport Facilities Co. Ltd.	7,900	31,506
	Airtech Japan Ltd.	2,700	23,057
#	Airtrip Corp.	5,500	112,839
	Aisan Industry Co. Ltd.	14,500	84,099
	AIT Corp.	8,400	97,241
	Ajis Co. Ltd.	2,400	43,533
	Akatsuki, Inc.	2,500	44,483
*	Akebono Brake Industry Co. Ltd.	30,700	36,481
	Albis Co. Ltd.	3,200	59,484
	Alfresa Holdings Corp.	96,100	1,202,883
#	Alinco, Inc.	5,700	45,664
#	Alleanza Holdings Co. Ltd.	5,900	47,279
*	Allied Architects, Inc.	2,700	27,394
*	Allied Telesis Holdings KK	16,600	14,980
	Alpen Co. Ltd.	6,900	103,312
	Alpha Systems, Inc.	300	9,725
*	AlphaPolis Co. Ltd.	800	14,443
	Alps Alpine Co. Ltd.	53,616	549,349
	Alps Logistics Co. Ltd.	4,700	43,500
	Altech Corp.	13,900	238,930
	Amada Co. Ltd.	114,800	1,031,221
	Amano Corp.	12,900	236,018
	Amiyaki Tei Co. Ltd.	1,600	36,044
	Amvis Holdings, Inc.	4,800	128,515
#	Anabuki Kosan, Inc.	2,300	36,720
	Anest Iwata Corp.	17,000	114,307
	Anicom Holdings, Inc.	16,100	76,535
	Anritsu Corp.	52,000	498,129
	AOKI Holdings, Inc.	10,100	53,254
	Aoyama Trading Co. Ltd.	8,900	62,224
	Aoyama Zaisan Networks Co. Ltd.	15,000	132,479
#	Aozora Bank Ltd.	21,700	433,874
	Arakawa Chemical Industries Ltd.	9,100	69,855
	Arata Corp.	6,200	201,090
#	Arcland Service Holdings Co. Ltd.	3,700	61,492
	Arcs Co. Ltd.	17,923	302,885
#	Ardepro Co. Ltd.	8,330	24,456
	Arealink Co. Ltd.	5,400	77,585
	Argo Graphics, Inc.	4,700	146,976
	Artiza Networks, Inc.	1,900	13,968
	Artnature, Inc.	6,400	37,276
#*	Aruhi Corp.	5,500	43,695
	As One Corp.	10,000	448,253
	Asahi Broadcasting Group Holdings Corp.	4,000	19,863
	Asahi Co. Ltd.	6,200	65,573
	Asahi Diamond Industrial Co. Ltd.	14,700	84,380
	Asahi Group Holdings Ltd.	53,500	1,766,690
	Asahi Holdings, Inc.	61,000	959,732
	Asahi Intelligence Service Co. Ltd.	700	6,341

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kasei Corp.	506,800	$3,840,344
#	Asahi Kogyosha Co. Ltd.	5,600	89,745
	Asahi Net, Inc.	7,400	34,083
	ASAHI YUKIZAI Corp.	9,500	217,616
	Asanuma Corp.	5,000	125,277
	Asia Pile Holdings Corp.	700	3,470
	Asics Corp.	53,600	1,275,708
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	70,271
	ASKUL Corp.	21,200	280,232
	Astellas Pharma, Inc.	116,800	1,719,311
#	Astena Holdings Co. Ltd.	18,000	57,728
	Asti Corp.	500	11,308
#	Atled Corp.	1,000	11,647
*	Atrae, Inc.	5,600	54,542
*	Atsugi Co. Ltd.	7,800	23,465
	Aucnet, Inc.	5,500	79,985
	Autobacs Seven Co. Ltd.	46,000	512,111
	Avant Group Corp.	8,900	99,106
	Avantia Co. Ltd.	5,600	34,485
	Awa Bank Ltd.	8,100	136,318
	Axial Retailing, Inc.	7,600	206,054
	Azbil Corp.	18,100	510,392
#	AZ-COM MARUWA Holdings, Inc.	9,400	118,644
	Bandai Namco Holdings, Inc.	31,900	2,133,272
	Bando Chemical Industries Ltd.	8,500	66,614
	Bank of Kyoto Ltd.	10,800	502,504
	Bank of Nagoya Ltd.	900	24,484
	Bank of the Ryukyus Ltd.	3,200	23,765
#	Baroque Japan Ltd.	6,000	39,086
	Base Co. Ltd.	1,000	34,840
	BayCurrent Consulting, Inc.	47,400	2,014,953
	Beaglee, Inc.	1,200	10,711
	Beauty Garage, Inc.	1,900	53,432
	Belc Co. Ltd.	4,700	202,509
	Bell System24 Holdings, Inc.	19,100	219,865
	Belluna Co. Ltd.	21,500	115,582
	Benefit One, Inc.	37,600	620,590
	Benesse Holdings, Inc.	32,900	503,225
#*	Bengo4.com, Inc.	3,100	64,518
#	Bic Camera, Inc.	31,800	300,323
	BIPROGY, Inc.	42,800	1,118,223
	BML, Inc.	9,800	243,689
#	Bookoff Group Holdings Ltd.	2,900	28,572
	Bourbon Corp.	1,800	29,263
#	BP Castrol KK	3,700	25,228
	Br Holdings Corp.	17,400	45,580
*	BrainPad, Inc.	7,200	40,714
	Broadband Tower, Inc.	8,200	10,430
	Broadleaf Co. Ltd.	38,700	136,636
	Broccoli Co. Ltd.	2,300	19,201
	Brother Industries Ltd.	50,700	787,486
	Bull-Dog Sauce Co. Ltd.	1,100	15,896
#	Bunka Shutter Co. Ltd.	27,200	243,648
	Business Brain Showa-Ota, Inc.	4,200	63,951
	Business Engineering Corp.	2,400	46,522
	BuySell Technologies Co. Ltd.	500	23,382
	C Uyemura & Co. Ltd.	7,300	372,766
	CAC Holdings Corp.	5,100	56,502
	Calbee, Inc.	21,100	476,526

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canare Electric Co. Ltd.	1,800	$18,357
	Canon Marketing Japan, Inc.	17,700	420,117
	Canon, Inc., Sponsored ADR	14,250	316,350
#	Canon, Inc.	41,700	925,421
	Capcom Co. Ltd.	38,600	1,250,787
	Careerlink Co. Ltd.	4,900	99,233
#	Carenet, Inc.	13,100	109,300
	Carlit Holdings Co. Ltd.	10,600	62,903
	Carta Holdings, Inc.	3,400	44,068
#	Casa, Inc.	3,100	19,658
	Casio Computer Co. Ltd.	63,800	659,513
	Cawachi Ltd.	6,000	103,653
	CDS Co. Ltd.	300	4,202
	CE Holdings Co. Ltd.	1,900	7,523
#*	CellSource Co. Ltd.	2,000	56,435
#	Celsys, Inc.	16,700	93,321
	Central Automotive Products Ltd.	4,800	89,632
	Central Japan Railway Co.	8,855	1,080,086
	Central Security Patrols Co. Ltd.	3,900	78,823
	Central Sports Co. Ltd.	1,100	20,998
	Ceres, Inc.	800	6,419
	Change, Inc.	6,200	115,056
	Charm Care Corp. KK	7,900	71,080
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	35,434
	Chino Corp.	3,100	46,039
	Chiyoda Co. Ltd.	8,300	50,622
*	Chiyoda Corp.	54,200	161,142
*	Chiyoda Integre Co. Ltd.	2,700	47,001
	Chofu Seisakusho Co. Ltd.	5,400	87,886
	Chudenko Corp.	14,100	232,507
	Chuetsu Pulp & Paper Co. Ltd.	3,700	29,283
	Chugai Pharmaceutical Co. Ltd.	108,800	2,820,649
	Chugai Ro Co. Ltd.	3,400	45,893
	Chugin Financial Group, Inc.	37,300	271,419
	Chugoku Marine Paints Ltd.	25,900	197,258
	Chuo Spring Co. Ltd.	3,700	21,500
	CI Takiron Corp.	29,600	119,284
	Citizen Watch Co. Ltd.	68,500	325,894
	CKD Corp.	20,800	322,133
	CK-San-Etsu Co. Ltd.	1,800	59,693
	Cleanup Corp.	7,400	37,188
	CMIC Holdings Co. Ltd.	4,200	56,900
	Coca-Cola Bottlers Japan Holdings, Inc.	42,600	448,530
	COLOPL, Inc.	17,600	90,125
	Colowide Co. Ltd.	14,200	201,153
	Computer Engineering & Consulting Ltd.	8,000	93,223
#	Computer Institute of Japan Ltd.	5,520	41,770
	COMSYS Holdings Corp.	55,921	1,066,547
	Comture Corp.	10,400	199,966
	CONEXIO Corp.	6,700	98,621
*	COOKPAD, Inc.	11,600	19,432
	Core Corp.	2,600	30,446
	Corona Corp.	6,600	46,768
	Cosel Co. Ltd.	13,300	113,674
	Cosmos Pharmaceutical Corp.	6,200	605,785
	Cota Co. Ltd.	2,033	26,898
	CRE, Inc.	8,400	70,320
	Create Restaurants Holdings, Inc.	24,300	185,589
	Create SD Holdings Co. Ltd.	13,100	356,447

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Creek & River Co. Ltd.	9,000	$151,833
	Cresco Ltd.	7,100	100,072
	Cross Marketing Group, Inc.	3,700	21,526
	CTI Engineering Co. Ltd.	6,700	170,882
	CTS Co. Ltd.	8,700	54,024
	Cube System, Inc.	2,900	24,558
	Curves Holdings Co. Ltd.	10,400	66,490
	CyberAgent, Inc.	113,400	1,060,511
	Cyberlinks Co. Ltd.	2,900	22,105
	Cybozu, Inc.	11,300	229,240
	Dai Nippon Printing Co. Ltd.	20,900	493,441
	Dai Nippon Toryo Co. Ltd.	14,600	88,594
	Dai-Dan Co. Ltd.	8,700	147,528
	Daido Kogyo Co. Ltd.	3,700	21,641
	Daido Steel Co. Ltd.	13,900	525,562
	Daifuku Co. Ltd.	21,200	1,167,350
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	39,147
	Daihen Corp.	7,800	254,519
	Daiho Corp.	4,100	115,765
	Dai-Ichi Cutter Kogyo KK	3,000	23,807
	Daiichi Jitsugyo Co. Ltd.	3,400	123,033
	Daiichi Kensetsu Corp.	2,300	24,020
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	75,785
	Dai-ichi Life Holdings, Inc.	152,300	3,573,379
	Daiichi Sankyo Co. Ltd.	68,600	2,154,516
	Daiken Corp.	7,000	118,276
	Daiken Medical Co. Ltd.	4,300	15,303
	Daiki Aluminium Industry Co. Ltd.	3,900	43,233
	Daikin Industries Ltd.	33,000	5,731,921
	Daikoku Denki Co. Ltd.	2,000	30,939
#	Daikokutenbussan Co. Ltd.	2,800	117,270
	Dainichi Co. Ltd.	5,700	30,597
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	117,446
	Daiseki Co. Ltd.	7,080	238,587
	Daishi Hokuetsu Financial Group, Inc.	8,500	202,795
	Daisue Construction Co. Ltd.	4,800	43,178
	Daito Trust Construction Co. Ltd.	27,200	2,687,865
	Daiwa House Industry Co. Ltd.	116,300	2,792,946
	Daiwa Industries Ltd.	13,400	124,767
	Daiwa Securities Group, Inc.	132,900	627,168
	Daiwabo Holdings Co. Ltd.	43,400	656,899
	Dawn Corp.	500	7,396
	DCM Holdings Co. Ltd.	54,000	491,428
	Dear Life Co. Ltd.	18,200	87,685
	Delica Foods Holdings Co. Ltd.	2,200	8,695
	DeNA Co. Ltd.	34,500	483,751
	Denka Co. Ltd.	11,100	230,265
#	Densan System Holdings Co. Ltd.	3,700	61,884
	Denso Corp.	28,500	1,539,162
	Dentsu Group, Inc.	83,300	2,682,999
	Denyo Co. Ltd.	8,200	97,805
	Dexerials Corp.	15,900	339,876
	DIC Corp.	41,800	777,147
	Digital Arts, Inc.	5,100	227,802
	Digital Garage, Inc.	20,800	743,441
	Digital Hearts Holdings Co. Ltd.	5,000	74,108
#*	Digital Holdings, Inc.	6,500	63,375
	Digital Information Technologies Corp.	1,800	25,270
	Dip Corp.	20,600	611,417

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Direct Marketing MiX, Inc.	8,200	$104,287
	Disco Corp.	3,700	1,111,601
	DKK Co. Ltd.	4,300	63,751
	DKK-Toa Corp.	1,600	9,402
	DKS Co. Ltd.	5,100	76,580
	DMG Mori Co. Ltd.	74,600	1,139,457
	DMW Corp.	300	7,233
	Doshisha Co. Ltd.	10,300	134,872
	Double Standard, Inc.	1,000	17,002
	Doutor Nichires Holdings Co. Ltd.	8,200	118,015
	Dowa Holdings Co. Ltd.	27,800	970,586
#	Drecom Co. Ltd.	4,200	25,692
	DTS Corp.	14,100	345,818
	Duskin Co. Ltd.	17,500	409,001
	DyDo Group Holdings, Inc.	3,300	120,050
	Eagle Industry Co. Ltd.	8,400	73,671
	East Japan Railway Co.	18,500	1,031,527
	EAT & Holdings Co. Ltd.	2,200	39,814
	Ebara Corp.	42,200	1,791,794
	Ebara Foods Industry, Inc.	1,900	45,182
	Ebara Jitsugyo Co. Ltd.	4,400	85,991
	Ebase Co. Ltd.	6,500	28,323
	Eco's Co. Ltd.	4,400	63,480
	EDION Corp.	34,000	335,814
	EF-ON, Inc.	8,900	35,594
	eGuarantee, Inc.	12,200	227,595
	E-Guardian, Inc.	4,600	96,893
	Eiken Chemical Co. Ltd.	8,500	104,086
	Eisai Co. Ltd.	18,400	1,138,407
	Eizo Corp.	7,700	215,234
	EJ Holdings, Inc.	5,000	51,075
	Elan Corp.	11,200	86,905
	Elecom Co. Ltd.	15,500	162,701
	Elematec Corp.	9,400	119,198
	EM Systems Co. Ltd.	1,400	10,165
	en Japan, Inc.	26,300	500,721
	Endo Lighting Corp.	4,900	29,181
	Enigmo, Inc.	12,800	61,104
	eRex Co. Ltd.	16,900	312,835
	ERI Holdings Co. Ltd.	800	8,657
	ES-Con Japan Ltd.	10,900	70,459
	Eslead Corp.	4,000	65,577
	ESPEC Corp.	4,200	65,503
	Exedy Corp.	12,600	169,484
	EXEO Group, Inc.	58,300	1,060,102
	Ezaki Glico Co. Ltd.	16,100	449,896
	F&M Co. Ltd.	3,000	57,905
#	Faith, Inc.	2,300	8,866
	FALCO HOLDINGS Co. Ltd.	4,200	59,599
	Fancl Corp.	23,000	467,068
	FANUC Corp.	15,100	2,668,012
	Fast Retailing Co. Ltd.	11,300	6,863,160
	FCC Co. Ltd.	16,600	184,925
*	FDK Corp.	4,100	29,283
	Felissimo Corp.	1,200	9,158
	Ferrotec Holdings Corp.	10,900	273,008
	Fibergate, Inc.	3,100	21,865
	Financial Partners Group Co. Ltd.	15,400	126,068
	FINDEX, Inc.	5,100	20,499

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Brothers Co. Ltd.	900	$5,926
	First Juken Co. Ltd.	3,400	27,263
	Fixstars Corp.	3,700	37,404
	FJ Next Holdings Co. Ltd.	8,800	67,844
	Focus Systems Corp.	3,300	27,086
	Food & Life Cos. Ltd.	24,200	538,607
	Forum Engineering, Inc.	2,600	17,548
	Forval Corp.	1,100	9,155
	Foster Electric Co. Ltd.	6,000	44,338
	FP Corp.	25,700	698,390
	France Bed Holdings Co. Ltd.	8,100	60,917
*	FreakOut Holdings, Inc.	2,000	22,335
	Freebit Co. Ltd.	2,000	17,278
	Freund Corp.	3,700	19,055
#	Fronteo, Inc.	9,500	65,747
	F-Tech, Inc.	3,400	14,241
	FTGroup Co. Ltd.	3,600	31,476
	Fudo Tetra Corp.	5,200	61,769
#	Fuji Co. Ltd.	8,700	124,220
	Fuji Corp.	23,200	386,282
	Fuji Corp.	5,500	56,981
	Fuji Corp. Ltd.	11,500	60,662
	Fuji Die Co. Ltd.	1,600	7,246
	Fuji Electric Co. Ltd.	15,200	615,265
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	49,497
	Fuji Kosan Co. Ltd.	2,800	27,506
	Fuji Kyuko Co. Ltd.	4,500	158,088
	Fuji Media Holdings, Inc.	21,000	177,368
	Fuji Oil Co. Ltd.	21,300	43,670
	Fuji Seal International, Inc.	20,400	265,131
	Fuji Soft, Inc.	9,300	555,094
	FUJIFILM Holdings Corp.	20,000	1,058,423
	Fujikura Kasei Co. Ltd.	16,600	55,371
	Fujikura Ltd.	110,000	836,149
	Fujimi, Inc.	10,300	522,363
	Fujimori Kogyo Co. Ltd.	7,800	200,267
	Fujishoji Co. Ltd.	2,500	25,179
	Fujitsu General Ltd.	11,400	322,232
	Fujitsu Ltd.	18,400	2,619,780
	Fukuda Corp.	3,400	119,083
	Fukuda Denshi Co. Ltd.	4,800	167,276
	Fukui Computer Holdings, Inc.	4,400	101,468
	Fukushima Galilei Co. Ltd.	3,900	132,384
	Fukuyama Transporting Co. Ltd.	7,300	188,895
	FULLCAST Holdings Co. Ltd.	13,400	291,056
	Fumakilla Ltd.	1,700	14,018
	Funai Soken Holdings, Inc.	17,650	381,992
	Furukawa Battery Co. Ltd.	2,000	16,558
	Furukawa Co. Ltd.	15,100	153,925
	Furukawa Electric Co. Ltd.	17,500	339,647
	Furuno Electric Co. Ltd.	10,400	74,549
	Furyu Corp.	10,100	90,136
	Fuso Chemical Co. Ltd.	9,400	267,083
	Fuso Pharmaceutical Industries Ltd.	2,000	29,800
	Futaba Corp.	11,500	49,446
	Futaba Industrial Co. Ltd.	26,800	80,675
	Future Corp.	18,000	234,393
	Fuyo General Lease Co. Ltd.	12,200	838,477
	G-7 Holdings, Inc.	13,300	164,669

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co. Ltd.	3,400	$52,909
	Gecoss Corp.	7,500	50,970
	Genki Sushi Co. Ltd.	2,600	60,065
	Genky DrugStores Co. Ltd.	4,300	123,905
	Geo Holdings Corp.	6,800	99,337
	Gift Holdings, Inc.	1,000	32,325
	Giken Ltd.	400	9,107
	GL Sciences, Inc.	1,000	18,212
	GLOBERIDE, Inc.	13,100	268,588
	Glory Ltd.	25,900	452,994
#	GMO Financial Holdings, Inc.	17,700	75,282
#	GMO GlobalSign Holdings KK	2,700	89,993
	GMO internet group, Inc.	34,500	678,955
	GMO Payment Gateway, Inc.	11,500	1,064,117
	Goldcrest Co. Ltd.	9,300	116,671
	Goldwin, Inc.	15,000	1,142,734
	Golf Digest Online, Inc.	6,800	79,114
	Good Com Asset Co. Ltd.	4,800	29,203
	Grandy House Corp.	7,300	32,742
	gremz, Inc.	5,400	84,011
	GS Yuasa Corp.	17,400	304,483
#	GSI Creos Corp.	3,600	42,695
	G-Tekt Corp.	5,500	65,378
	Gun-Ei Chemical Industry Co. Ltd.	2,100	40,001
*	GungHo Online Entertainment, Inc.	27,010	450,133
	Gunma Bank Ltd.	94,000	366,676
	H.U. Group Holdings, Inc.	23,900	507,278
	H2O Retailing Corp.	25,260	246,517
	Hagihara Industries, Inc.	6,700	61,038
	Hagoromo Foods Corp.	700	16,103
	Hakudo Co. Ltd.	3,100	61,947
	Hakuhodo DY Holdings, Inc.	164,000	1,772,404
	Hakuto Co. Ltd.	6,000	210,032
	Halows Co. Ltd.	3,900	95,531
	Hamakyorex Co. Ltd.	4,200	105,180
	Hamamatsu Photonics KK	14,300	764,053
#	Hamee Corp.	1,600	9,283
	Handsman Co. Ltd.	300	2,701
	Hankyu Hanshin Holdings, Inc.	21,300	633,088
	Hanwa Co. Ltd.	24,300	773,739
	Happinet Corp.	11,900	186,028
	Hard Off Corp. Co. Ltd.	4,300	42,791
	Harima Chemicals Group, Inc.	7,600	48,991
	Harmonic Drive Systems, Inc.	9,500	319,969
	Haseko Corp.	154,400	1,786,279
	Hashimoto Sogyo Holdings Co. Ltd.	4,800	39,403
	Hazama Ando Corp.	79,800	529,427
	Heiwa Corp.	14,600	264,902
	Heiwa Real Estate Co. Ltd.	10,800	308,989
	Heiwado Co. Ltd.	11,700	195,546
#	Helios Techno Holding Co. Ltd.	4,500	16,276
#*	Hennge KK	4,600	36,510
	Hibiya Engineering Ltd.	9,700	146,449
	Hikari Tsushin, Inc.	3,900	556,679
	Himacs Ltd.	2,480	27,938
#	Himaraya Co. Ltd.	1,100	7,906
	Hioki EE Corp.	4,200	240,143
	Hirakawa Hewtech Corp.	4,700	43,271
	Hirano Tecseed Co. Ltd.	4,200	74,420

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hirata Corp.	4,200	$207,802
	Hirose Electric Co. Ltd.	2,025	263,623
	Hirose Tusyo, Inc.	1,400	27,313
	Hiroshima Gas Co. Ltd.	26,300	69,237
	Hisaka Works Ltd.	8,100	53,773
	Hisamitsu Pharmaceutical Co., Inc.	10,700	333,197
	Hitachi Construction Machinery Co. Ltd.	33,000	778,249
	Hitachi Ltd.	115,500	6,057,103
	Hitachi Ltd., ADR	1,200	125,700
	Hitachi Zosen Corp.	85,200	564,172
	Hito Communications Holdings, Inc.	2,000	25,073
	Hochiki Corp.	4,700	52,462
	Hodogaya Chemical Co. Ltd.	4,200	108,228
	Hogy Medical Co. Ltd.	5,300	137,650
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	34,577
	Hokkaido Gas Co. Ltd.	7,400	101,483
	Hokkan Holdings Ltd.	4,700	51,019
	Hokko Chemical Industry Co. Ltd.	10,800	69,461
	Hokuetsu Corp.	56,100	361,141
#	Hokuetsu Industries Co. Ltd.	9,300	102,936
	Hokuhoku Financial Group, Inc.	35,200	278,782
	Hokuriku Electric Industry Co. Ltd.	1,800	18,011
	Hokuriku Electrical Construction Co. Ltd.	7,319	39,201
	Honda Motor Co. Ltd., Sponsored ADR	25,574	634,747
	Honda Motor Co. Ltd.	110,300	2,728,437
	H-One Co. Ltd.	6,200	31,620
	Honeys Holdings Co. Ltd.	8,600	97,081
	Hoosiers Holdings Co. Ltd.	13,800	84,227
	Horiba Ltd.	18,100	833,553
	Hoshizaki Corp.	15,600	560,762
	Hosokawa Micron Corp.	5,000	106,633
	Hotland Co. Ltd.	5,300	57,463
*	Hotto Link, Inc.	3,600	10,358
	House Foods Group, Inc.	17,700	377,637
#	HPC Systems, Inc.	1,000	15,362
	HS Holdings Co. Ltd.	4,800	45,012
	Hulic Co. Ltd.	103,900	854,036
	Hyakugo Bank Ltd.	50,600	163,419
	IBJ, Inc.	7,000	54,110
	Ichigo, Inc.	66,200	151,729
	Ichiken Co. Ltd.	3,800	52,998
	Ichikoh Industries Ltd.	15,100	45,185
	Ichinen Holdings Co. Ltd.	10,700	106,044
	Icom, Inc.	3,400	66,664
	ID Holdings Corp.	7,399	55,779
	Idec Corp.	14,000	333,364
#	IDOM, Inc.	34,200	220,436
	Ihara Science Corp.	2,000	35,470
	IHI Corp.	59,300	1,801,812
	Iida Group Holdings Co. Ltd.	41,820	697,159
	IJTT Co. Ltd.	3,900	15,993
	I'll, Inc.	3,300	48,967
	Imagica Group, Inc.	6,500	33,778
	Imagineer Co. Ltd.	900	6,564
#	Imasen Electric Industrial	2,900	15,844
	i-mobile Co. Ltd.	2,400	23,225
	Impact HD, Inc.	2,500	86,944
	Inaba Denki Sangyo Co. Ltd.	20,600	447,552
#	Inaba Seisakusho Co. Ltd.	4,300	46,033

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inageya Co. Ltd.	5,900	$59,001
*	I-NE Co. Ltd.	2,400	58,328
	Ines Corp.	8,300	88,489
	I-Net Corp.	2,600	26,261
	Infocom Corp.	12,200	205,651
	Infomart Corp.	51,600	166,929
	Information Services International-Dentsu Ltd.	10,700	354,473
	INFRONEER Holdings, Inc.	120,980	965,716
	Innotech Corp.	2,000	20,844
	Insource Co. Ltd.	17,700	199,134
	Intage Holdings, Inc.	17,900	215,719
	Intelligent Wave, Inc.	3,200	19,473
	Inter Action Corp.	2,300	25,965
	Internet Initiative Japan, Inc.	6,000	112,595
#	Inui Global Logistics Co. Ltd.	4,700	72,421
	IPS, Inc.	1,600	35,227
	IR Japan Holdings Ltd.	4,788	67,496
	I'rom Group Co. Ltd.	2,700	50,689
	ISB Corp.	3,500	32,195
	Ise Chemicals Corp.	900	35,865
	Iseki & Co. Ltd.	8,500	80,045
	Isetan Mitsukoshi Holdings Ltd.	93,940	1,022,136
	Ishihara Chemical Co. Ltd.	7,100	69,369
	Ishihara Sangyo Kaisha Ltd.	4,100	34,905
	Ishii Iron Works Co. Ltd.	500	8,700
	Ishizuka Glass Co. Ltd.	1,300	14,497
*	Istyle, Inc.	9,400	35,775
	Isuzu Motors Ltd.	200,300	2,532,862
*	ITbook Holdings Co. Ltd.	3,300	9,888
	Itfor, Inc.	15,000	99,985
	ITmedia, Inc.	3,800	45,818
	Ito En Ltd.	31,000	1,106,072
	Itochu Enex Co. Ltd.	40,000	342,856
	Itochu Techno-Solutions Corp.	19,900	492,674
	Itochu-Shokuhin Co. Ltd.	2,700	104,789
	Itoki Corp.	17,500	94,702
	Iwaki Co. Ltd.	4,300	41,847
	Iwasaki Electric Co. Ltd.	3,100	57,033
	Iwatani Corp.	22,200	956,846
	Iwatsu Electric Co. Ltd.	1,800	10,463
	Iwatsuka Confectionery Co. Ltd.	800	26,327
	Izumi Co. Ltd.	8,500	192,455
	J Front Retailing Co. Ltd.	63,500	591,406
	JAC Recruitment Co. Ltd.	10,500	190,831
	Jaccs Co. Ltd.	8,900	287,115
	JAFCO Group Co. Ltd.	35,400	631,717
	JANOME Corp.	3,900	18,206
*	Japan Airport Terminal Co. Ltd.	5,000	260,622
	Japan Aviation Electronics Industry Ltd.	11,500	197,567
	Japan Best Rescue System Co. Ltd.	2,900	18,323
	Japan Cash Machine Co. Ltd.	6,000	52,907
*	Japan Communications, Inc.	51,700	87,754
	Japan Electronic Materials Corp.	4,500	50,017
	Japan Elevator Service Holdings Co. Ltd.	22,100	311,988
#	Japan Foundation Engineering Co. Ltd.	11,300	46,551
*	Japan Hospice Holdings, Inc.	600	11,067
#	Japan Investment Adviser Co. Ltd.	4,100	34,691
	Japan Lifeline Co. Ltd.	27,700	203,585
	Japan Material Co. Ltd.	17,200	322,595

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Medical Dynamic Marketing, Inc.	8,100	$54,128
	Japan Post Bank Co. Ltd.	46,200	410,481
	Japan Post Insurance Co. Ltd.	50,600	902,702
	Japan Pulp & Paper Co. Ltd.	4,600	194,078
	Japan Pure Chemical Co. Ltd.	1,900	34,819
	Japan Securities Finance Co. Ltd.	39,200	355,430
	Japan Steel Works Ltd.	4,600	97,998
	Japan System Techniques Co. Ltd.	3,400	46,515
	Japan Wool Textile Co. Ltd.	18,100	134,761
	Jastec Co. Ltd.	2,900	27,070
	JBCC Holdings, Inc.	3,500	50,539
	JCR Pharmaceuticals Co. Ltd.	16,700	206,051
	JCU Corp.	12,600	312,436
	JDC Corp.	15,700	67,244
	Jeol Ltd.	17,500	513,870
	JFE Systems, Inc.	2,800	54,578
	JGC Holdings Corp.	73,300	957,449
#*	JIG-SAW, Inc.	1,500	55,143
	JINS Holdings, Inc.	3,800	114,438
	JINUSHI Co. Ltd.	8,600	122,909
	JK Holdings Co. Ltd.	5,600	45,740
	J-Lease Co. Ltd.	1,100	22,100
	JM Holdings Co. Ltd.	5,400	76,024
	Joshin Denki Co. Ltd.	7,400	113,780
	Joyful Honda Co. Ltd.	19,300	277,276
	JP-Holdings, Inc.	40,700	106,694
	JSP Corp.	7,700	93,629
	JSR Corp.	29,600	666,005
	J-Stream, Inc.	4,400	19,242
	JTEKT Corp.	48,000	355,838
#	Juki Corp.	10,400	50,538
	Juroku Financial Group, Inc.	6,900	166,049
	Justsystems Corp.	20,200	503,076
	JVCKenwood Corp.	83,620	233,359
	K&O Energy Group, Inc.	3,100	48,128
	Kadokawa Corp.	21,603	404,213
	Kadoya Sesame Mills, Inc.	500	13,616
	Kaga Electronics Co. Ltd.	7,600	253,156
	Kajima Corp.	104,001	1,277,271
	Kakaku.com, Inc.	49,800	830,270
	Kaken Pharmaceutical Co. Ltd.	5,900	171,253
*	Kamakura Shinsho Ltd.	6,300	51,843
	Kamigumi Co. Ltd.	34,800	711,886
	Kanaden Corp.	10,000	86,078
	Kanamic Network Co. Ltd.	2,300	10,174
	Kanamoto Co. Ltd.	13,600	236,544
	Kandenko Co. Ltd.	47,700	320,599
	Kaneka Corp.	21,100	553,967
	Kaneko Seeds Co. Ltd.	4,700	57,180
	Kanematsu Corp.	34,500	421,874
	Kanematsu Electronics Ltd.	5,400	257,889
	Kanemi Co. Ltd.	1,000	21,942
	Kansai Paint Co. Ltd.	36,100	508,401
	Kanto Denka Kogyo Co. Ltd.	8,400	65,209
	Kao Corp.	42,400	1,713,886
	Katakura Industries Co. Ltd.	8,200	111,371
	Katitas Co. Ltd.	23,900	586,039
	Kato Sangyo Co. Ltd.	11,000	305,687
	Kato Works Co. Ltd.	3,900	23,144

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawada Technologies, Inc.	1,400	$36,593
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,998
	Kawasaki Heavy Industries Ltd.	70,300	1,608,647
	KDDI Corp.	307,000	9,591,734
	KeePer Technical Laboratory Co. Ltd.	6,600	170,010
	Keihan Holdings Co. Ltd.	10,500	282,508
	Keihanshin Building Co. Ltd.	9,000	94,817
	Keikyu Corp.	51,600	534,711
	Keio Corp.	12,300	451,465
	Keisei Electric Railway Co. Ltd.	12,292	358,545
	KEIWA, Inc.	1,600	19,696
	Keiyo Bank Ltd.	26,200	124,448
	Keiyo Co. Ltd.	15,600	107,775
	KEL Corp.	1,000	14,325
	Kewpie Corp.	40,900	712,088
	Keyence Corp.	26,200	12,061,661
	KFC Ltd.	1,100	10,665
	KH Neochem Co. Ltd.	8,000	170,514
#	Kibun Foods, Inc.	1,500	10,993
	Kikkoman Corp.	23,500	1,242,964
	Kimoto Co. Ltd.	12,900	20,590
	Kimura Chemical Plants Co. Ltd.	4,600	25,390
	Kinden Corp.	40,000	458,462
	King Jim Co. Ltd.	4,300	29,675
	Kintetsu Group Holdings Co. Ltd.	12,700	413,575
	Kirin Holdings Co. Ltd.	55,700	858,322
	Kissei Pharmaceutical Co. Ltd.	5,800	114,264
	Ki-Star Real Estate Co. Ltd.	5,500	209,231
	Kitagawa Corp.	2,700	24,521
	Kitano Construction Corp.	1,200	24,978
#	Kitanotatsujin Corp.	43,000	109,805
	Kitz Corp.	23,100	146,284
	Kiyo Bank Ltd.	15,000	190,673
	Koa Shoji Holdings Co. Ltd.	1,600	8,090
	Kobayashi Pharmaceutical Co. Ltd.	8,700	624,591
	Kobe Bussan Co. Ltd.	33,800	975,865
*	Kobe Electric Railway Co. Ltd.	900	22,195
	Koei Chemical Co. Ltd.	500	9,098
	Koei Tecmo Holdings Co. Ltd.	29,000	527,399
	Kohnan Shoji Co. Ltd.	10,700	275,669
	Kohsoku Corp.	6,000	87,005
	Koito Manufacturing Co. Ltd.	29,400	495,924
	Kojima Co. Ltd.	11,500	50,375
	Kokuyo Co. Ltd.	32,500	463,422
	KOMAIHALTEC, Inc.	2,400	28,679
	Komatsu Ltd.	135,600	3,332,297
	Komatsu Matere Co. Ltd.	11,300	66,680
	Komatsu Wall Industry Co. Ltd.	2,600	38,305
	KOMEDA Holdings Co. Ltd.	11,400	211,964
	Komehyo Holdings Co. Ltd.	3,100	62,619
	Komeri Co. Ltd.	9,100	186,677
	Komori Corp.	21,600	145,903
	Konaka Co. Ltd.	8,100	21,265
	Konami Group Corp.	22,500	1,106,403
	Kondotec, Inc.	5,200	40,746
	Konica Minolta, Inc.	111,000	465,178
	Konishi Co. Ltd.	20,000	283,513
	Konoike Transport Co. Ltd.	6,500	77,114
	Konoshima Chemical Co. Ltd.	3,700	50,084

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kosaido Holdings Co. Ltd.	2,800	$41,474
	Kose Corp.	4,500	496,498
	Kotobuki Spirits Co. Ltd.	5,300	348,124
	Kotobukiya Co. Ltd.	400	40,782
	Kozo Keikaku Engineering, Inc.	1,800	39,705
	KPP Group Holdings Co. Ltd.	9,600	65,472
	Krosaki Harima Corp.	1,800	82,878
	KRS Corp.	4,200	30,870
	K's Holdings Corp.	64,076	566,491
	KU Holdings Co. Ltd.	5,300	58,746
	Kubota Corp.	95,400	1,433,699
	Kumagai Gumi Co. Ltd.	15,400	316,483
	Kumiai Chemical Industry Co. Ltd.	7,800	52,924
	Kunimine Industries Co. Ltd.	3,100	20,090
	Kurabo Industries Ltd.	3,800	65,173
	Kuraray Co. Ltd.	50,900	421,302
	Kureha Corp.	7,100	463,718
	Kurimoto Ltd.	5,200	74,062
	Kurita Water Industries Ltd.	33,200	1,501,246
	Kuriyama Holdings Corp.	9,700	60,559
	Kusuri no Aoki Holdings Co. Ltd.	9,800	552,172
	KYB Corp.	8,500	240,883
	Kyocera Corp.	21,900	1,136,422
	Kyodo Printing Co. Ltd.	2,600	57,526
	Kyokuto Boeki Kaisha Ltd.	6,600	70,615
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	184,945
	Kyokuyo Co. Ltd.	5,700	168,228
	KYORIN Holdings, Inc.	12,900	170,986
*	KYORITSU Co. Ltd.	3,900	3,724
	Kyosan Electric Manufacturing Co. Ltd.	21,800	68,480
	Kyowa Electronic Instruments Co. Ltd.	3,500	9,198
	Kyowa Kirin Co. Ltd.	22,000	490,621
	Kyowa Leather Cloth Co. Ltd.	8,600	33,854
	Kyudenko Corp.	16,900	438,041
	Kyushu Leasing Service Co. Ltd.	4,700	28,219
	Kyushu Railway Co.	26,200	587,316
	LA Holdings Co. Ltd.	600	14,521
	LAC Co. Ltd.	6,900	42,939
#*	Laox Holdings Co. Ltd.	13,500	24,601
	Lasertec Corp.	15,600	2,953,437
	LEC, Inc.	4,600	35,370
*	Leopalace21 Corp.	89,200	221,386
	Life Corp.	8,400	183,244
	LIFULL Co. Ltd.	26,300	45,088
	LIKE, Inc.	3,700	61,281
	Linical Co. Ltd.	2,500	13,902
	Link & Motivation, Inc.	13,000	66,018
	Lintec Corp.	26,600	460,633
	Lion Corp.	67,800	750,528
	Lixil Corp.	52,600	908,075
	Loadstar Capital KK	1,200	15,061
*	Locondo, Inc.	2,200	17,309
	Look Holdings, Inc.	1,900	38,057
*	M&A Capital Partners Co. Ltd.	3,700	125,319
	M3, Inc.	82,000	2,242,118
	Mabuchi Motor Co. Ltd.	12,600	360,868
*	Macbee Planet, Inc.	300	26,615
	Macnica Holdings, Inc.	25,000	664,416
	Macromill, Inc.	16,900	149,165

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	8,500	$219,964
	Maezawa Industries, Inc.	4,100	19,456
	Maezawa Kasei Industries Co. Ltd.	4,500	47,610
	Maezawa Kyuso Industries Co. Ltd.	7,400	52,636
	Mainichi Comnet Co. Ltd.	3,000	15,647
	Makino Milling Machine Co. Ltd.	10,600	380,519
	Makita Corp.	44,000	1,172,021
#	Management Solutions Co. Ltd.	2,500	67,915
	Mandom Corp.	12,900	146,252
	Mani, Inc.	13,500	197,465
	MarkLines Co. Ltd.	3,900	80,444
	Maruha Nichiro Corp.	19,100	362,671
	Maruichi Steel Tube Ltd.	12,600	271,306
	MARUKA FURUSATO Corp.	7,141	192,095
#	Marumae Co. Ltd.	1,800	23,600
	Maruyama Manufacturing Co., Inc.	700	8,651
	Maruzen CHI Holdings Co. Ltd.	9,400	25,115
	Maruzen Co. Ltd.	4,500	62,705
	Maruzen Showa Unyu Co. Ltd.	3,400	82,387
	Marvelous, Inc.	12,200	65,366
#	Matching Service Japan Co. Ltd.	800	6,526
	Matsuda Sangyo Co. Ltd.	5,600	102,031
	Matsui Construction Co. Ltd.	10,300	46,243
	Matsui Securities Co. Ltd.	28,800	172,461
	MatsukiyoCocokara & Co.	15,820	789,170
	Max Co. Ltd.	10,000	156,453
	Maxell Ltd.	11,600	126,595
	Maxvalu Tokai Co. Ltd.	4,000	86,756
	Mazda Motor Corp.	122,000	971,118
#	McDonald's Holdings Co. Japan Ltd.	9,400	371,369
	MCJ Co. Ltd.	28,400	220,901
	MEC Co. Ltd.	10,500	202,962
	Media Do Co. Ltd.	4,300	57,461
	Medical Data Vision Co. Ltd.	11,200	84,728
	Medical System Network Co. Ltd.	18,000	55,943
	Medikit Co. Ltd.	1,500	28,862
	Medipal Holdings Corp.	92,100	1,229,625
	Medius Holdings Co. Ltd.	6,200	35,666
#*	MedPeer, Inc.	5,700	63,829
	Megachips Corp.	3,300	68,904
	Megmilk Snow Brand Co. Ltd.	19,300	270,123
	Meidensha Corp.	15,400	228,774
	Meiho Facility Works Ltd.	5,300	29,315
	Meiji Electric Industries Co. Ltd.	3,900	33,971
	MEIJI Holdings Co. Ltd.	18,600	959,252
	Meisei Industrial Co. Ltd.	21,400	136,441
	Meitec Corp.	36,300	682,864
#*	Meiwa Corp.	9,600	51,018
	Meiwa Estate Co. Ltd.	4,200	28,375
	Melco Holdings, Inc.	1,700	43,874
#	Members Co. Ltd.	2,600	38,847
	Menicon Co. Ltd.	15,400	340,293
*	Mercari, Inc.	21,600	470,445
	Mercuria Holdings Co. Ltd.	900	4,956
*	Metaps, Inc.	6,800	30,514
	METAWATER Co. Ltd.	5,400	71,276
	Micronics Japan Co. Ltd.	8,100	86,886
	Milbon Co. Ltd.	12,700	558,518
	MIMAKI ENGINEERING Co. Ltd.	4,800	22,405

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	57,200	$997,150
#	Minkabu The Infonoid, Inc.	1,300	23,173
#	Mipox Corp.	7,800	43,611
	Mirai Industry Co. Ltd.	2,400	27,746
#*	Mirainovate Co. Ltd.	19,730	36,160
	Mirait One Corp.	61,200	746,346
	Mirarth Holdings, Inc.	49,500	146,548
	Miroku Jyoho Service Co. Ltd.	9,800	122,825
	MISUMI Group, Inc.	80,200	2,018,431
	Mitani Corp.	11,200	116,748
	Mitani Sangyo Co. Ltd.	12,600	30,755
	Mitsuba Corp.	8,400	33,172
	Mitsubishi Chemical Group Corp.	226,200	1,269,309
	Mitsubishi Electric Corp.	196,200	2,162,271
	Mitsubishi Estate Co. Ltd.	102,100	1,312,303
	Mitsubishi Gas Chemical Co., Inc.	60,000	876,751
	Mitsubishi Heavy Industries Ltd.	59,800	2,344,756
	Mitsubishi Kakoki Kaisha Ltd.	1,500	25,345
	Mitsubishi Logisnext Co. Ltd.	22,300	124,358
	Mitsubishi Logistics Corp.	19,999	467,004
*	Mitsubishi Motors Corp.	165,000	635,729
*	Mitsubishi Paper Mills Ltd.	10,067	22,938
	Mitsubishi Pencil Co. Ltd.	15,600	174,996
	Mitsubishi Research Institute, Inc.	2,800	108,943
	Mitsubishi Shokuhin Co. Ltd.	7,900	190,424
	Mitsubishi UFJ Financial Group, Inc.	1,144,800	8,385,524
	Mitsuboshi Belting Ltd.	5,600	159,790
	Mitsui Chemicals, Inc.	71,100	1,673,589
	Mitsui DM Sugar Holdings Co. Ltd.	3,600	56,307
*	Mitsui E&S Holdings Co. Ltd.	25,800	80,296
	Mitsui Fudosan Co. Ltd.	99,400	1,863,118
	Mitsui Mining & Smelting Co. Ltd.	26,500	705,989
	Mitsui-Soko Holdings Co. Ltd.	4,800	138,005
	Mitsuuroko Group Holdings Co. Ltd.	21,100	191,648
	Miura Co. Ltd.	12,200	305,284
	Mixi, Inc.	16,700	320,402
	Miyaji Engineering Group, Inc.	1,800	49,980
	Mizuho Financial Group, Inc.	149,471	2,334,812
	Mizuho Financial Group, Inc., ADR	8,184	25,861
	Mizuho Leasing Co. Ltd.	12,100	321,020
	Mizuho Medy Co. Ltd.	700	17,405
	Mizuno Corp.	8,900	201,937
*	Mobile Factory, Inc.	900	6,562
	Mochida Pharmaceutical Co. Ltd.	9,200	247,109
	Monex Group, Inc.	88,700	312,913
	Monogatari Corp.	1,600	80,168
	MonotaRO Co. Ltd.	56,200	851,337
	MORESCO Corp.	2,300	21,499
	Morinaga & Co. Ltd.	16,600	492,204
	Morinaga Milk Industry Co. Ltd.	10,300	381,025
	Moriroku Holdings Co. Ltd.	1,200	16,437
	Morita Holdings Corp.	13,200	123,546
	Morito Co. Ltd.	7,100	52,002
	Morozoff Ltd.	600	15,571
#	Mortgage Service Japan Ltd.	4,600	31,583
	MRK Holdings, Inc.	11,100	9,570
	MrMax Holdings Ltd.	11,600	59,551
	MS&AD Insurance Group Holdings, Inc.	50,952	1,634,220
	MTG Co. Ltd.	2,000	24,827

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co. Ltd.	5,700	$21,502
	m-up Holdings, Inc.	13,200	126,320
	Murakami Corp.	1,300	23,988
	Murata Manufacturing Co. Ltd.	14,700	839,965
	Nabtesco Corp.	35,800	1,048,170
#	NAC Co. Ltd.	3,600	26,600
	Nachi-Fujikoshi Corp.	4,100	123,965
	Nafco Co. Ltd.	6,100	76,524
	Nagano Keiki Co. Ltd.	4,600	40,708
	Nagase & Co. Ltd.	53,900	869,803
#	Nagawa Co. Ltd.	1,600	98,376
	Nagoya Railroad Co. Ltd.	62,200	1,028,468
	Naigai Tec Corp.	800	16,429
	Nakabayashi Co. Ltd.	10,000	37,432
	Nakamoto Packs Co. Ltd.	1,600	19,546
	Nakamuraya Co. Ltd.	701	16,549
	Nakanishi, Inc.	25,300	536,754
	Nakano Corp.	6,500	16,433
	Nakano Refrigerators Co. Ltd.	400	16,995
	Nakayamafuku Co. Ltd.	4,800	12,007
#*	Namura Shipbuilding Co. Ltd.	16,000	49,561
	Nankai Electric Railway Co. Ltd.	19,800	430,246
	Nanto Bank Ltd.	4,400	91,271
	Nanyo Corp.	1,200	18,317
	Nasu Denki Tekko Co. Ltd.	500	29,370
	Natori Co. Ltd.	3,300	52,674
	NEC Capital Solutions Ltd.	6,000	114,299
	NEC Corp.	58,800	2,124,303
	NEC Networks & System Integration Corp.	37,500	500,791
#	NEOJAPAN, Inc.	1,400	10,682
	NET One Systems Co. Ltd.	40,800	1,105,679
	New Art Holdings Co. Ltd.	2,600	32,004
	New Cosmos Electric Co. Ltd.	200	3,192
	New Japan Chemical Co. Ltd.	5,000	8,719
	Nexon Co. Ltd.	33,300	802,948
	Nextage Co. Ltd.	17,300	389,131
*	NexTone, Inc.	1,300	46,574
	NF Holdings Corp.	1,100	7,958
	NGK Spark Plug Co. Ltd.	40,700	795,323
	NHK Spring Co. Ltd.	83,400	589,518
	Nicca Chemical Co. Ltd.	3,100	19,578
	Nice Corp.	3,400	34,861
	Nichias Corp.	15,000	290,379
	Nichiban Co. Ltd.	4,000	55,918
	Nichiden Corp.	6,300	87,416
	Nichiha Corp.	6,700	143,804
	Nichirei Corp.	33,500	701,002
	Nichireki Co. Ltd.	5,200	55,645
	Nichirin Co. Ltd.	6,130	88,635
	Nidec Corp.	58,100	3,219,835
	Nidec Corp., Sponsored ADR	10,600	145,856
	Nifco, Inc.	66,800	1,733,909
	Nihon Chouzai Co. Ltd.	6,400	57,828
	Nihon Dengi Co. Ltd.	2,200	54,074
	Nihon Flush Co. Ltd.	8,200	58,490
#	Nihon House Holdings Co. Ltd.	14,000	41,379
	Nihon Kagaku Sangyo Co. Ltd.	8,000	61,617
	Nihon Kohden Corp.	45,300	1,190,076
	Nihon M&A Center Holdings, Inc.	139,900	1,430,254

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Nohyaku Co. Ltd.	21,500	$118,313
	Nihon Parkerizing Co. Ltd.	43,700	322,653
	Nihon Tokushu Toryo Co. Ltd.	5,600	38,164
	Nihon Trim Co. Ltd.	1,200	27,077
*	Nihon Yamamura Glass Co. Ltd.	3,300	13,769
#	Niitaka Co. Ltd.	1,100	17,107
#	Nikkiso Co. Ltd.	21,800	171,152
	Nikko Co. Ltd.	13,500	65,459
	Nikkon Holdings Co. Ltd.	14,600	281,104
	Nikon Corp.	43,500	429,493
	Nintendo Co. Ltd.	288,000	12,487,037
	Nippi, Inc.	600	16,287
	Nippon Air Conditioning Services Co. Ltd.	4,500	24,450
	Nippon Aqua Co. Ltd.	4,300	31,495
*	Nippon Avionics Co. Ltd.	600	17,336
	Nippon Carbide Industries Co., Inc.	2,900	29,543
	Nippon Care Supply Co. Ltd.	1,200	14,502
	Nippon Chemical Industrial Co. Ltd.	3,300	48,510
	Nippon Densetsu Kogyo Co. Ltd.	14,900	186,608
	Nippon Dry-Chemical Co. Ltd.	2,100	24,320
	Nippon Express Holdings, Inc.	28,800	1,671,342
	Nippon Felt Co. Ltd.	2,900	9,133
	Nippon Filcon Co. Ltd.	3,100	10,804
	Nippon Fine Chemical Co. Ltd.	5,800	107,427
	Nippon Gas Co. Ltd.	66,500	1,061,428
	Nippon Kayaku Co. Ltd.	68,600	637,030
*	Nippon Kinzoku Co. Ltd.	900	6,761
	Nippon Koei Co. Ltd.	5,100	140,125
	Nippon Light Metal Holdings Co. Ltd.	29,860	342,252
#	Nippon Paint Holdings Co. Ltd.	77,500	707,534
	Nippon Parking Development Co. Ltd.	78,100	155,430
	Nippon Pillar Packing Co. Ltd.	12,000	291,792
	Nippon Rietec Co. Ltd.	7,800	53,908
	Nippon Road Co. Ltd.	800	38,188
	Nippon Sanso Holdings Corp.	16,800	274,023
	Nippon Seiki Co. Ltd.	16,300	105,081
	Nippon Seisen Co. Ltd.	1,000	34,946
	Nippon Sharyo Ltd.	3,700	56,478
	Nippon Shinyaku Co. Ltd.	13,900	715,379
	Nippon Shokubai Co. Ltd.	8,800	372,549
	Nippon Signal Company Ltd.	12,900	103,604
	Nippon Soda Co. Ltd.	11,100	362,809
	Nippon Steel Trading Corp.	6,600	470,567
	Nippon Telegraph & Telephone Corp.	91,700	2,749,672
	Nippon Thompson Co. Ltd.	19,900	91,205
	Nipro Corp.	39,900	320,293
	Nishimatsu Construction Co. Ltd.	19,700	615,395
#	Nishimatsuya Chain Co. Ltd.	18,500	219,685
	Nishimoto Co. Ltd.	1,700	45,423
	Nishi-Nippon Railroad Co. Ltd.	11,400	210,530
	Nishio Rent All Co. Ltd.	8,200	197,807
	Nissan Chemical Corp.	31,600	1,491,825
	Nissan Motor Co. Ltd.	201,400	723,618
	Nissan Shatai Co. Ltd.	26,700	185,519
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	12,728
	Nissei ASB Machine Co. Ltd.	4,100	142,319
	Nissei Plastic Industrial Co. Ltd.	5,900	44,703
	Nissha Co. Ltd.	6,200	92,247
	Nisshin Group Holdings Co. Ltd.	19,600	68,840

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Oillio Group Ltd.	8,800	$216,159
	Nisshin Seifun Group, Inc.	28,080	351,716
	Nisshinbo Holdings, Inc.	34,604	258,662
	Nissin Corp.	7,900	134,530
	Nissin Electric Co. Ltd.	10,200	105,755
	Nisso Corp.	11,600	52,959
	Nissui Corp.	98,700	410,121
	Nitori Holdings Co. Ltd.	13,200	1,747,095
	Nitta Corp.	5,100	112,772
	Nitta Gelatin, Inc.	7,100	46,829
	Nitto Denko Corp.	47,900	3,096,132
	Nitto Kogyo Corp.	10,900	204,043
	Nitto Kohki Co. Ltd.	4,900	57,944
	Nitto Seiko Co. Ltd.	10,500	41,166
	Nittoc Construction Co. Ltd.	6,500	46,249
	Nittoku Co. Ltd.	1,400	28,546
	NJS Co. Ltd.	3,300	55,390
	Noevir Holdings Co. Ltd.	6,100	268,613
	Nohmi Bosai Ltd.	4,900	64,974
	Nojima Corp.	30,800	330,634
	Nomura Co. Ltd.	1,500	10,793
	Nomura Holdings, Inc.	411,000	1,640,231
	Nomura Holdings, Inc., Sponsored ADR	77,706	313,932
	Nomura Micro Science Co. Ltd.	3,700	135,312
	Nomura Real Estate Holdings, Inc.	36,100	795,660
	Nomura Research Institute Ltd.	54,966	1,319,600
	Noritake Co. Ltd.	2,200	71,327
	Noritsu Koki Co. Ltd.	8,500	153,955
	Noritz Corp.	11,900	137,571
	NS Solutions Corp.	11,500	295,993
	NS Tool Co. Ltd.	3,800	31,360
	NSD Co. Ltd.	23,000	413,215
	NSK Ltd.	72,200	406,079
	NSW, Inc.	3,100	49,286
	NTN Corp.	106,000	219,745
	NTT Data Corp.	102,500	1,589,916
	Oat Agrio Co. Ltd.	5,000	57,969
#	Obara Group, Inc.	3,300	95,484
	Obayashi Corp.	151,400	1,174,368
	OBIC Business Consultants Co. Ltd.	6,300	247,415
	Obic Co. Ltd.	13,700	2,196,475
	Ocean System Corp.	1,000	7,515
#	Ochi Holdings Co. Ltd.	1,800	18,552
	Odakyu Electric Railway Co. Ltd.	25,600	336,573
	Oenon Holdings, Inc.	11,900	23,395
	Ogaki Kyoritsu Bank Ltd.	8,000	119,955
	Ohashi Technica, Inc.	2,500	28,912
#	Ohba Co. Ltd.	4,500	25,155
	Ohmoto Gumi Co. Ltd.	500	25,230
	Ohsho Food Service Corp.	1,700	79,448
	Oiles Corp.	5,300	63,081
#*	Oisix ra daichi, Inc.	11,900	200,820
	Oji Holdings Corp.	121,200	500,889
	Okabe Co. Ltd.	12,800	71,832
	Okamoto Industries, Inc.	3,700	111,354
	Okamoto Machine Tool Works Ltd.	1,100	39,620
	Okamura Corp.	24,100	264,340
	Okasan Securities Group, Inc.	64,600	208,943
	Oki Electric Industry Co. Ltd.	32,200	181,889

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okinawa Financial Group, Inc.	4,980	$92,553
	OKUMA Corp.	10,600	429,650
	Okumura Corp.	14,600	339,656
	Okura Industrial Co. Ltd.	4,000	58,035
#	Okuwa Co. Ltd.	9,400	66,532
	Olba Healthcare Holdings, Inc.	800	9,561
	Olympic Group Corp.	2,900	11,366
	Olympus Corp.	193,000	3,628,325
	Omron Corp.	14,000	810,048
	Ono Pharmaceutical Co. Ltd.	65,000	1,410,414
	Onoken Co. Ltd.	10,300	123,766
	Onward Holdings Co. Ltd.	40,800	103,946
	Open House Group Co. Ltd.	30,200	1,142,474
	Open Up Group, Inc.	4,400	64,902
	Optex Group Co. Ltd.	7,100	116,401
*	Optim Corp.	7,000	61,733
	Optorun Co. Ltd.	3,700	73,014
	Oracle Corp.	8,700	596,009
#	Orchestra Holdings, Inc.	900	13,976
	Organo Corp.	9,600	244,026
	Oricon, Inc.	5,900	40,445
	Orient Corp.	24,930	227,783
	Oriental Consultants Holdings Co. Ltd.	2,100	44,020
	Oriental Shiraishi Corp.	40,000	95,540
	Origin Co. Ltd.	1,200	11,935
	Oro Co. Ltd.	2,200	32,441
	Osaka Gas Co. Ltd.	57,000	919,802
	Osaka Organic Chemical Industry Ltd.	8,300	136,955
	Osaka Soda Co. Ltd.	2,800	91,516
	Osaki Electric Co. Ltd.	9,400	38,951
	OSG Corp.	27,100	425,332
	Otsuka Corp.	39,700	1,306,112
	OUG Holdings, Inc.	1,000	18,657
	Outsourcing, Inc.	69,200	537,767
#*	Oxide Corp.	700	49,013
	Oyo Corp.	9,900	154,475
#	Ozu Corp.	1,500	18,275
	Pacific Industrial Co. Ltd.	10,500	87,045
	Pack Corp.	8,900	177,922
	PAL GROUP Holdings Co. Ltd.	8,300	178,003
	PALTAC Corp.	14,000	506,899
	Pan Pacific International Holdings Corp.	63,400	1,172,464
	Panasonic Holdings Corp.	260,500	2,415,712
	PAPYLESS Co. Ltd.	2,000	15,493
#	Paraca, Inc.	900	13,124
	Paramount Bed Holdings Co. Ltd.	9,600	184,381
*	Park24 Co. Ltd.	50,200	851,428
	Parker Corp.	7,900	32,502
#	Pasco Corp.	2,100	22,794
	Pasona Group, Inc.	17,600	283,968
	PC Depot Corp.	18,520	41,264
	PCI Holdings, Inc.	2,900	23,095
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	40,945
	Penta-Ocean Construction Co. Ltd.	90,000	448,882
	People Dreams & Technologies Group Co. Ltd.	3,600	39,950
*	PeptiDream, Inc.	4,800	74,944
	Persol Holdings Co. Ltd.	77,600	1,701,420
*	PIA Corp.	900	23,240
	Pigeon Corp.	49,500	786,696

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pilot Corp.	11,900	$424,737
	Pola Orbis Holdings, Inc.	28,600	412,633
	Pole To Win Holdings, Inc.	14,300	96,326
	Poppins Corp.	1,000	15,515
*	PR Times, Inc.	700	9,873
	Premium Group Co. Ltd.	13,500	166,608
	Press Kogyo Co. Ltd.	20,000	69,485
	Pressance Corp.	11,500	147,136
	Prestige International, Inc.	50,500	281,709
	Procrea Holdings, Inc.	5,525	98,907
	Pronexus, Inc.	4,500	33,763
	Pro-Ship, Inc.	5,300	61,087
	Proto Corp.	10,400	101,872
	PS Mitsubishi Construction Co. Ltd.	15,100	73,736
	Punch Industry Co. Ltd.	8,400	29,973
	QB Net Holdings Co. Ltd.	3,500	40,221
	Qol Holdings Co. Ltd.	19,600	177,164
	Quick Co. Ltd.	9,900	155,416
	Raccoon Holdings, Inc.	5,300	48,238
	Raito Kogyo Co. Ltd.	15,900	235,968
	Raiznext Corp.	5,500	55,921
	Rakus Co. Ltd.	32,400	444,028
*	Rakuten Group, Inc.	115,900	590,910
	Rasa Corp.	2,500	23,788
	Rasa Industries Ltd.	4,800	72,404
	Raysum Co. Ltd.	1,444	15,261
	Recruit Holdings Co. Ltd.	375,900	12,089,042
	Relia, Inc.	10,600	119,547
	Relo Group, Inc.	71,500	1,211,668
#*	Remixpoint, Inc.	22,100	47,899
	Renaissance, Inc.	1,500	10,603
	Rengo Co. Ltd.	95,500	674,039
*	RENOVA, Inc.	17,900	311,545
	Resonac Holdings Corp.	95,900	1,638,987
	Resorttrust, Inc.	12,800	233,890
#	Retail Partners Co. Ltd.	9,000	94,794
	Rheon Automatic Machinery Co. Ltd.	3,700	31,006
	Rhythm Co. Ltd.	1,800	23,149
#	Riberesute Corp.	2,000	11,777
	Ricoh Co. Ltd.	71,700	556,580
	Ricoh Leasing Co. Ltd.	9,700	289,808
	Ride On Express Holdings Co. Ltd.	3,000	24,925
*	Right On Co. Ltd.	4,800	21,594
	Riken Keiki Co. Ltd.	5,400	192,627
	Riken Technos Corp.	21,600	88,101
	Riken Vitamin Co. Ltd.	6,200	91,911
	Rinnai Corp.	7,300	576,189
	Rion Co. Ltd.	3,400	48,876
	Riso Kagaku Corp.	2,700	45,049
	Rix Corp.	900	15,781
	Rohto Pharmaceutical Co. Ltd.	122,200	2,254,764
	Roland Corp.	5,800	173,175
	Roland DG Corp.	2,800	62,666
	Rorze Corp.	3,300	253,662
	Round One Corp.	44,400	163,596
	Ryobi Ltd.	8,200	79,820
	Ryoden Corp.	8,900	120,380
	Ryohin Keikaku Co. Ltd.	163,400	1,811,802
	Ryosan Co. Ltd.	12,800	290,074

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S&B Foods, Inc.	2,900	$78,666
#	Sac's Bar Holdings, Inc.	7,300	41,676
	Saibu Gas Holdings Co. Ltd.	11,800	166,814
	Saison Information Systems Co. Ltd.	3,100	44,980
	Sakai Chemical Industry Co. Ltd.	3,600	50,588
	Sakai Heavy Industries Ltd.	1,900	52,637
	Sakai Moving Service Co. Ltd.	2,400	82,994
	Sakata INX Corp.	28,900	243,533
	Sakura Internet, Inc.	8,400	32,937
	Sala Corp.	23,600	136,961
	SAMTY Co. Ltd.	7,300	115,297
	San Holdings, Inc.	2,400	34,771
	San-A Co. Ltd.	7,300	234,961
	San-Ai Obbli Co. Ltd.	42,000	436,978
#*	Sanden Corp.	4,200	7,190
	Sanei Architecture Planning Co. Ltd.	3,700	42,482
	Sangetsu Corp.	24,000	421,755
	Sanken Electric Co. Ltd.	4,799	272,526
	Sanki Engineering Co. Ltd.	28,500	342,203
	Sanko Gosei Ltd.	5,600	22,823
	Sanko Metal Industrial Co. Ltd.	1,300	37,440
	Sankyo Co. Ltd.	6,900	278,702
	Sankyo Frontier Co. Ltd.	1,400	36,804
	Sankyo Seiko Co. Ltd.	22,200	81,854
	Sankyu, Inc.	14,200	557,943
	Sanrio Co. Ltd.	7,100	270,810
	Sansei Technologies, Inc.	4,600	28,693
	Sansha Electric Manufacturing Co. Ltd.	4,600	32,805
	Sanshin Electronics Co. Ltd.	5,000	97,294
	Santec Corp.	800	19,059
	Santen Pharmaceutical Co. Ltd.	120,300	937,829
	Sanwa Holdings Corp.	100,200	1,060,759
	Sanyo Chemical Industries Ltd.	6,100	198,909
	Sanyo Denki Co. Ltd.	3,800	184,215
*	Sanyo Shokai Ltd.	4,300	46,887
	Sanyo Trading Co. Ltd.	10,700	93,542
	Sapporo Holdings Ltd.	25,600	625,179
	Sata Construction Co. Ltd.	7,700	28,383
	Sato Foods Co. Ltd.	300	11,312
	Sato Holdings Corp.	9,800	159,744
	Sato Shoji Corp.	6,100	62,287
	Sawai Group Holdings Co. Ltd.	9,700	300,116
	Saxa Holdings, Inc.	1,300	12,046
	SB Technology Corp.	5,000	75,554
	SBI Holdings, Inc.	63,500	1,346,155
*	SBI Insurance Group Co. Ltd.	1,900	15,252
	SBI Shinsei Bank Ltd.	9,600	177,065
	SBS Holdings, Inc.	9,500	216,931
	Scala, Inc.	2,700	15,119
	SCREEN Holdings Co. Ltd.	16,400	1,222,077
	Scroll Corp.	10,400	58,269
	SCSK Corp.	34,629	564,017
	SE Corp.	3,000	7,546
	SEC Carbon Ltd.	200	10,929
	Secom Co. Ltd.	19,300	1,149,812
	Seed Co. Ltd.	2,100	8,353
	Sega Sammy Holdings, Inc.	37,300	590,627
	Seibu Holdings, Inc.	39,200	439,731
	Seika Corp.	4,900	60,925

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seikitokyu Kogyo Co. Ltd.	5,800	$36,175
	Seiko Electric Co. Ltd.	1,500	11,239
	Seiko Epson Corp.	66,000	1,023,528
	Seiko Group Corp.	7,500	169,326
	Seiko PMC Corp.	5,300	22,899
	Seino Holdings Co. Ltd.	31,800	317,586
#	Seiren Co. Ltd.	7,800	143,252
	Sekisui Chemical Co. Ltd.	17,200	240,943
#	Sekisui House Ltd.	140,100	2,647,786
	Sekisui Jushi Corp.	6,200	94,102
	Sekisui Kasei Co. Ltd.	12,400	37,153
	SEMITEC Corp.	500	34,616
	Senko Group Holdings Co. Ltd.	43,020	332,753
	Senshu Electric Co. Ltd.	8,800	234,546
*	Senshukai Co. Ltd.	11,400	34,763
	Seria Co. Ltd.	17,400	382,367
	Seven & I Holdings Co. Ltd.	80,000	3,777,032
	Seven Bank Ltd.	319,000	655,532
	SG Holdings Co. Ltd.	73,500	1,134,202
#	Sharp Corp.	51,900	431,396
	Shibaura Electronics Co. Ltd.	1,600	64,166
	Shibaura Machine Co. Ltd.	9,000	197,180
	Shibaura Mechatronics Corp.	1,700	142,985
	Shibuya Corp.	6,300	122,853
	Shidax Corp.	6,600	33,325
*	SHIFT, Inc.	4,800	895,851
	Shiga Bank Ltd.	9,700	201,903
	Shikibo Ltd.	3,500	26,051
	Shikoku Kasei Holdings Corp.	18,700	183,910
	Shima Seiki Manufacturing Ltd.	11,100	168,153
	Shimadzu Corp.	48,200	1,481,237
	Shimamura Co. Ltd.	8,400	788,850
	Shimano, Inc.	8,100	1,444,517
	Shimizu Corp.	110,800	621,111
#	Shimojima Co. Ltd.	4,600	33,792
	Shin Maint Holdings Co. Ltd.	900	10,077
	Shin Nippon Air Technologies Co. Ltd.	4,300	64,166
	Shinagawa Refractories Co. Ltd.	2,800	89,018
	Shin-Etsu Chemical Co. Ltd.	59,200	8,727,442
	Shin-Etsu Polymer Co. Ltd.	22,000	219,070
	Shinmaywa Industries Ltd.	23,100	192,129
	Shinnihon Corp.	9,900	63,125
	Shin-Nihon Tatemono Co. Ltd.	4,300	15,952
#	Shinnihonseiyaku Co. Ltd.	5,100	57,257
	Shinsho Corp.	2,000	87,924
	Shinwa Co. Ltd.	3,900	63,616
	Shinwa Co. Ltd.	2,600	16,103
	Shionogi & Co. Ltd.	11,200	533,730
	Ship Healthcare Holdings, Inc.	39,100	759,213
	Shiseido Co. Ltd.	79,800	4,147,684
	Shizuoka Financial Group, Inc.	50,700	429,512
	Shizuoka Gas Co. Ltd.	26,100	228,832
	SHL-Japan Ltd.	1,100	22,727
	SHO-BOND Holdings Co. Ltd.	10,800	460,794
	Shoei Co. Ltd.	6,000	231,034
	Shoei Foods Corp.	2,700	86,314
	Shofu, Inc.	2,800	50,221
	Sigma Koki Co. Ltd.	700	8,293
	SIGMAXYZ Holdings, Inc.	11,800	125,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Silver Life Co. Ltd.	500	$6,437
	Sinanen Holdings Co. Ltd.	1,600	47,226
	Sinfonia Technology Co. Ltd.	8,600	103,905
	Sinko Industries Ltd.	7,600	91,661
	Sintokogio Ltd.	8,900	49,456
	SK Kaken Co. Ltd.	400	133,255
	SK-Electronics Co. Ltd.	3,800	35,198
	SKY Perfect JSAT Holdings, Inc.	42,800	165,222
	SMC Corp.	4,500	2,285,598
	SMK Corp.	800	14,460
	SMS Co. Ltd.	42,800	1,125,833
#	Snow Peak, Inc.	10,700	177,739
	SNT Corp.	2,900	5,496
	Soda Nikka Co. Ltd.	6,600	37,933
	Sodick Co. Ltd.	18,500	107,638
	Softbank Corp.	453,800	5,192,422
	SoftBank Group Corp.	108,368	5,130,383
	Softcreate Holdings Corp.	4,000	101,858
	Software Service, Inc.	900	61,033
	Sohgo Security Services Co. Ltd.	30,600	842,476
	Soiken Holdings, Inc.	9,300	20,119
	Soken Chemical & Engineering Co. Ltd.	5,100	68,478
	Soliton Systems KK	5,500	48,684
	Solxyz Co. Ltd.	7,200	19,578
	Sompo Holdings, Inc.	35,300	1,519,626
	Sony Group Corp.	204,300	18,254,519
	Sotetsu Holdings, Inc.	14,300	244,470
	Sotoh Co. Ltd.	2,400	15,144
#	Space Co. Ltd.	6,900	49,972
	Sparx Group Co. Ltd.	10,360	145,039
	SPK Corp.	3,600	40,799
	S-Pool, Inc.	39,900	238,357
#	Sprix, Inc.	3,000	20,731
	Square Enix Holdings Co. Ltd.	20,700	978,929
	SRA Holdings	7,000	168,269
*	SRE Holdings Corp.	3,700	117,639
	St. Marc Holdings Co. Ltd.	3,400	45,806
	Star Mica Holdings Co. Ltd.	15,200	79,110
	Star Micronics Co. Ltd.	9,000	117,423
	Starts Corp., Inc.	16,500	328,111
	Stella Chemifa Corp.	5,100	101,685
	STI Foods Holdings, Inc.	400	8,979
	Strike Co. Ltd.	2,800	90,720
#	Studio Alice Co. Ltd.	3,900	64,097
	Subaru Corp.	201,800	3,315,904
	Subaru Enterprise Co. Ltd.	500	34,512
	Sugi Holdings Co. Ltd.	17,500	764,892
	Sugimoto & Co. Ltd.	4,900	75,861
	Suminoe Textile Co. Ltd.	2,300	33,235
	Sumitomo Bakelite Co. Ltd.	18,300	596,287
	Sumitomo Chemical Co. Ltd.	392,531	1,506,782
	Sumitomo Densetsu Co. Ltd.	8,800	160,819
	Sumitomo Electric Industries Ltd.	93,100	1,118,705
	Sumitomo Forestry Co. Ltd.	38,900	727,333
	Sumitomo Heavy Industries Ltd.	42,400	942,860
	Sumitomo Metal Mining Co. Ltd.	97,200	3,946,634
	Sumitomo Mitsui Construction Co. Ltd.	66,200	214,117
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	1,289,963
	Sumitomo Mitsui Financial Group, Inc.	124,304	5,402,384

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	$1,959,861
	Sumitomo Pharma Co. Ltd.	64,300	452,085
	Sumitomo Realty & Development Co. Ltd.	69,100	1,684,459
	Sumitomo Seika Chemicals Co. Ltd.	4,100	131,011
	Sun Frontier Fudousan Co. Ltd.	15,400	132,753
	Sundrug Co. Ltd.	33,400	944,996
	Suntory Beverage & Food Ltd.	30,600	1,033,293
	Suruga Bank Ltd.	42,800	139,694
	Suzuken Co. Ltd.	33,790	889,964
	Suzuki Motor Corp.	26,800	1,004,791
	SWCC Showa Holdings Co. Ltd.	9,700	136,874
#*	SymBio Pharmaceuticals Ltd.	7,700	37,702
	Sysmex Corp.	38,500	2,555,825
	System D, Inc.	700	7,302
	System Information Co. Ltd.	1,100	7,171
	System Research Co. Ltd.	2,300	39,000
	System Support, Inc.	700	8,755
	Systems Engineering Consultants Co. Ltd.	1,000	26,052
	Systena Corp.	107,700	345,737
	Syuppin Co. Ltd.	13,500	114,224
	T Hasegawa Co. Ltd.	8,100	198,293
	T RAD Co. Ltd.	1,600	33,447
	T&D Holdings, Inc.	79,700	1,275,698
	T&K Toka Co. Ltd.	14,500	140,966
	Tachibana Eletech Co. Ltd.	2,200	31,002
	Tachikawa Corp.	2,200	20,737
	Tachi-S Co. Ltd.	3,000	27,682
	Tadano Ltd.	44,900	333,370
	Taihei Dengyo Kaisha Ltd.	5,000	133,968
	Taiho Kogyo Co. Ltd.	4,100	20,954
	Taikisha Ltd.	17,200	471,725
	Taisei Corp.	26,700	921,737
	Taisei Lamick Co. Ltd.	2,800	62,978
	Taisei Oncho Co. Ltd.	1,900	28,582
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	294,460
	Taiyo Holdings Co. Ltd.	21,700	400,314
	Takamatsu Construction Group Co. Ltd.	7,500	114,830
	Takamiya Co. Ltd.	13,900	39,982
	Takano Co. Ltd.	1,800	9,370
	Takaoka Toko Co. Ltd.	4,100	66,606
	Takara & Co. Ltd.	5,100	83,385
	Takara Bio, Inc.	14,500	191,952
	Takara Holdings, Inc.	55,500	451,000
	Takara Standard Co. Ltd.	8,400	91,671
	Takasago International Corp.	8,800	174,515
	Takasago Thermal Engineering Co. Ltd.	33,700	488,699
	Takashima & Co. Ltd.	1,300	29,797
	Takashimaya Co. Ltd.	33,800	472,230
	Takasho Co. Ltd.	4,500	23,953
	Takeda Pharmaceutical Co. Ltd.	104,030	3,270,429
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	90,881
	Takemoto Yohki Co. Ltd.	2,800	16,127
	Takeuchi Manufacturing Co. Ltd.	17,700	391,744
	Takisawa Machine Tool Co. Ltd.	3,300	28,710
	Takuma Co. Ltd.	30,000	297,168
	Tama Home Co. Ltd.	8,100	198,830
#	Tanseisha Co. Ltd.	17,500	97,176
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	88,478
	Tayca Corp.	3,500	32,715

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tazmo Co. Ltd.	1,100	$16,134
	Tbk Co. Ltd.	3,900	7,542
	TBS Holdings, Inc.	10,500	122,581
	TDC Soft, Inc.	5,900	73,138
	TechMatrix Corp.	14,200	194,397
	TECHNO ASSOCIE Co. Ltd.	3,000	28,496
	Techno Horizon Co. Ltd.	7,800	26,590
	Techno Medica Co. Ltd.	2,500	33,481
	Techno Quartz, Inc.	500	15,522
	Techno Ryowa Ltd.	4,200	28,798
	Techno Smart Corp.	1,700	16,922
	Technoflex Corp.	1,200	9,237
	TechnoPro Holdings, Inc.	68,100	2,120,305
	Tecnos Japan, Inc.	6,800	25,418
	Teijin Ltd.	114,200	1,172,643
	Teikoku Electric Manufacturing Co. Ltd.	4,000	75,247
	Teikoku Sen-I Co. Ltd.	7,800	93,424
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,160
	Tekken Corp.	5,500	77,474
	Temairazu, Inc.	1,100	43,599
	Tenma Corp.	3,300	56,347
	Terumo Corp.	26,200	762,691
#	Tess Holdings Co. Ltd.	3,800	34,745
	T-Gaia Corp.	10,600	135,417
	THK Co. Ltd.	22,100	469,014
	Tigers Polymer Corp.	2,500	7,864
	TIS, Inc.	49,000	1,412,932
	TKC Corp.	9,100	259,297
	Toa Corp.	9,200	54,894
	Toa Corp.	4,500	87,175
	TOA ROAD Corp.	1,400	66,101
	Toagosei Co. Ltd.	42,200	382,962
	Tobishima Corp.	10,030	80,989
	Tobu Railway Co. Ltd.	13,400	314,406
	TOC Co. Ltd.	13,400	70,229
	Tocalo Co. Ltd.	13,200	126,449
	Toda Corp.	96,300	525,267
*	Toda Kogyo Corp.	2,000	39,649
#	Toei Animation Co. Ltd.	1,300	129,589
	Toei Co. Ltd.	900	118,989
#	Toell Co. Ltd.	3,900	22,652
	Toenec Corp.	4,700	124,911
	Togami Electric Manufacturing Co. Ltd.	800	10,894
#	Toho Co. Ltd.	9,400	347,174
#	Toho Co. Ltd.	3,300	41,094
	Toho Gas Co. Ltd.	40,600	796,236
	Toho Holdings Co. Ltd.	34,300	560,198
	Toho Titanium Co. Ltd.	14,000	261,279
	Toho Zinc Co. Ltd.	6,800	114,130
	Tohokushinsha Film Corp.	5,900	30,250
	Tokai Carbon Co. Ltd.	20,000	172,553
	Tokai Corp.	9,500	142,956
	TOKAI Holdings Corp.	29,800	198,784
	Tokai Rika Co. Ltd.	13,500	156,703
	Tokai Tokyo Financial Holdings, Inc.	62,600	182,461
	Token Corp.	2,320	140,305
	Tokio Marine Holdings, Inc.	192,500	4,031,855
	Tokushu Tokai Paper Co. Ltd.	2,800	62,741
	Tokyo Century Corp.	23,100	812,223

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Ltd.	24,500	$8,563,342
	Tokyo Energy & Systems, Inc.	12,500	91,359
	Tokyo Gas Co. Ltd.	70,900	1,484,624
	Tokyo Individualized Educational Institute, Inc.	11,400	47,641
	Tokyo Keiki, Inc.	4,000	40,260
*	Tokyo Kikai Seisakusho Ltd.	1,600	7,537
	Tokyo Ohka Kogyo Co. Ltd.	18,300	901,942
	Tokyo Sangyo Co. Ltd.	11,000	65,496
	Tokyo Seimitsu Co. Ltd.	16,000	550,878
	Tokyo Tatemono Co. Ltd.	95,800	1,187,681
#	Tokyo Theatres Co., Inc.	3,200	27,656
	Tokyotokeiba Co. Ltd.	4,500	134,148
	Tokyu Construction Co. Ltd.	35,700	181,696
	Tokyu Corp.	58,583	753,335
	Tokyu Fudosan Holdings Corp.	261,000	1,324,374
	Toli Corp.	19,900	34,948
	Tomoe Corp.	6,300	20,141
	Tomoe Engineering Co. Ltd.	3,700	70,361
	Tomoku Co. Ltd.	4,400	57,093
	TOMONY Holdings, Inc.	33,900	104,121
	Tomy Co. Ltd.	58,500	577,354
	Tonami Holdings Co. Ltd.	2,100	59,470
	Topcon Corp.	51,600	672,427
	Toppan, Inc.	24,740	398,615
	Topre Corp.	9,900	96,574
	Toray Industries, Inc.	292,007	1,794,105
	Torex Semiconductor Ltd.	2,000	41,866
#	Toridoll Holdings Corp.	10,200	221,268
	Torii Pharmaceutical Co. Ltd.	6,100	146,163
	Torishima Pump Manufacturing Co. Ltd.	6,900	80,747
	Tosei Corp.	14,000	159,835
	Toshiba Corp.	39,900	1,370,431
	Toshiba TEC Corp.	12,900	367,084
	Totech Corp.	3,200	89,895
	Totetsu Kogyo Co. Ltd.	10,900	225,316
	TOTO Ltd.	15,900	617,920
	Tow Co. Ltd.	12,500	28,233
	Towa Corp.	7,800	116,248
	Towa Pharmaceutical Co. Ltd.	6,400	101,046
	Toyo Construction Co. Ltd.	31,500	206,985
	Toyo Corp.	5,100	52,685
	Toyo Denki Seizo KK	2,600	17,551
*	Toyo Engineering Corp.	23,300	110,041
#	Toyo Gosei Co. Ltd.	1,700	121,338
	Toyo Ink SC Holdings Co. Ltd.	26,000	373,457
	Toyo Kanetsu KK	5,100	105,043
	Toyo Logistics Co. Ltd.	7,500	16,183
	Toyo Machinery & Metal Co. Ltd.	5,800	25,025
	Toyo Seikan Group Holdings Ltd.	56,400	732,121
	Toyo Suisan Kaisha Ltd.	5,500	227,264
	Toyo Tanso Co. Ltd.	5,400	172,465
	Toyo Wharf & Warehouse Co. Ltd.	1,300	13,227
	Toyobo Co. Ltd.	37,023	294,727
	Toyota Boshoku Corp.	33,700	499,834
	Toyota Industries Corp.	17,400	1,059,184
	Toyota Motor Corp.	1,239,500	18,202,941
	Toyota Tsusho Corp.	55,900	2,366,926
	TPR Co. Ltd.	9,900	100,385
	Trancom Co. Ltd.	1,700	97,405

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Trans Genic, Inc.	8,600	$22,751
	Transaction Co. Ltd.	7,000	83,527
	Transcosmos, Inc.	7,200	187,962
	Treasure Factory Co. Ltd.	1,500	26,195
*	Trend Micro, Inc.	36,500	1,807,262
	Trenders, Inc.	1,400	20,087
	Trusco Nakayama Corp.	27,200	445,624
	TS Tech Co. Ltd.	41,300	514,462
	TSI Holdings Co. Ltd.	23,500	94,853
	Tsubaki Nakashima Co. Ltd.	15,700	137,699
	Tsubakimoto Chain Co.	8,400	201,085
	Tsubakimoto Kogyo Co. Ltd.	2,400	76,252
	Tsugami Corp.	19,400	214,765
	Tsuruha Holdings, Inc.	20,400	1,502,002
	Tsurumi Manufacturing Co. Ltd.	6,800	104,979
	Tsutsumi Jewelry Co. Ltd.	2,500	36,886
	TV Asahi Holdings Corp.	9,700	100,385
	Tv Tokyo Holdings Corp.	3,700	55,868
#	Twinbird Corp.	2,100	8,497
	TYK Corp.	7,300	16,142
	UACJ Corp.	17,100	321,076
	Ubicom Holdings, Inc.	1,600	28,426
	Uchida Yoko Co. Ltd.	2,400	87,199
#	Ueki Corp.	1,200	12,287
	ULS Group, Inc.	1,400	40,800
	Ultrafabrics Holdings Co. Ltd.	1,400	39,945
	Ulvac, Inc.	11,100	519,280
	Unicharm Corp.	36,600	1,396,130
	Union Tool Co.	1,300	34,300
	Unipres Corp.	18,200	108,857
	UNIRITA, Inc.	600	8,398
	United Arrows Ltd.	6,100	82,375
	United Super Markets Holdings, Inc.	22,300	194,742
#	UNITED, Inc.	4,400	41,966
	Urbanet Corp. Co. Ltd.	14,400	33,997
	User Local, Inc.	1,000	9,687
	Ushio, Inc.	37,500	502,671
	USS Co. Ltd.	63,200	1,039,524
	UT Group Co. Ltd.	17,200	350,360
*	UUUM Co. Ltd.	3,100	19,589
	V Technology Co. Ltd.	4,700	97,355
	Valor Holdings Co. Ltd.	14,700	211,842
	Valqua Ltd.	10,100	249,123
	Value HR Co. Ltd.	3,200	42,606
	ValueCommerce Co. Ltd.	7,300	100,158
	Valuence Holdings, Inc.	1,300	20,478
#	V-Cube, Inc.	7,600	43,058
	Vector, Inc.	17,100	168,842
	Vertex Corp.	4,800	50,605
	VINX Corp.	2,100	24,087
*	Visional, Inc.	11,000	797,043
	Vital KSK Holdings, Inc.	11,600	74,756
	VT Holdings Co. Ltd.	37,300	143,600
	Wacoal Holdings Corp.	29,400	552,738
	Wacom Co. Ltd.	67,900	335,331
	Wakachiku Construction Co. Ltd.	2,300	53,736
	Wakita & Co. Ltd.	15,300	142,714
#	Waseda Academy Co. Ltd.	3,600	31,687
	Watahan & Co. Ltd.	7,500	81,251

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Watts Co. Ltd.	3,400	$18,031
	Wavelock Holdings Co. Ltd.	1,400	6,771
	WDB Holdings Co. Ltd.	8,000	132,382
	Weathernews, Inc.	1,600	87,140
	Welbe, Inc.	2,500	12,962
	Welcia Holdings Co. Ltd.	33,500	748,747
	Wellnet Corp.	9,400	43,525
	West Holdings Corp.	14,884	446,305
	West Japan Railway Co.	16,900	707,747
	Will Group, Inc.	11,800	111,459
	WingArc1st, Inc.	7,300	110,926
	WIN-Partners Co. Ltd.	4,900	37,608
	Wood One Co. Ltd.	4,921	35,209
	Workman Co. Ltd.	8,100	330,284
	World Co. Ltd.	10,200	106,407
	World Holdings Co. Ltd.	4,000	80,149
	Wowow, Inc.	3,100	29,771
	Xebio Holdings Co. Ltd.	9,700	69,226
	YAC Holdings Co. Ltd.	3,300	51,680
#	Yachiyo Industry Co. Ltd.	1,400	13,366
	Yahagi Construction Co. Ltd.	12,700	77,755
	Yakult Honsha Co. Ltd.	18,400	1,313,537
	YAKUODO Holdings Co. Ltd.	4,600	91,850
	YAMABIKO Corp.	14,200	124,327
	YAMADA Consulting Group Co. Ltd.	7,800	70,367
	Yamada Holdings Co. Ltd.	170,120	617,700
	Yamae Group Holdings Co. Ltd.	2,900	32,430
	Yamaguchi Financial Group, Inc.	51,800	358,267
	Yamaha Corp.	8,500	330,515
	Yamaha Motor Co. Ltd.	66,700	1,642,867
#	YA-MAN Ltd.	19,300	202,967
	Yamato Corp.	10,100	58,422
	Yamato Holdings Co. Ltd.	29,700	519,659
	Yamaura Corp.	1,600	12,894
#	Yamaya Corp.	1,000	19,784
	Yamazaki Baking Co. Ltd.	45,100	527,657
#	Yamazawa Co. Ltd.	1,400	14,743
	Yamazen Corp.	26,000	212,968
	Yaoko Co. Ltd.	8,500	443,736
	Yaskawa Electric Corp.	44,700	1,747,282
	Yasuda Logistics Corp.	5,700	41,979
	YE DIGITAL Corp.	5,200	16,400
	Yellow Hat Ltd.	14,500	198,795
	Yodogawa Steel Works Ltd.	10,200	217,340
	Yokogawa Bridge Holdings Corp.	14,300	220,719
	Yokogawa Electric Corp.	11,500	201,935
	Yokorei Co. Ltd.	18,400	154,977
	Yokowo Co. Ltd.	4,600	79,561
	Yondenko Corp.	5,800	81,566
	Yondoshi Holdings, Inc.	6,000	82,906
	Yonex Co. Ltd.	16,600	162,342
#	Yoshinoya Holdings Co. Ltd.	13,700	251,225
	Yotai Refractories Co. Ltd.	9,100	106,950
	Yuasa Funashoku Co. Ltd.	400	8,194
	Yuasa Trading Co. Ltd.	7,200	205,165
	Yurtec Corp.	19,500	114,857
	Yushin Precision Equipment Co. Ltd.	6,100	32,572
	Yushiro Chemical Industry Co. Ltd.	2,700	16,267
	Yutaka Giken Co. Ltd.	1,500	19,716

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Z Holdings Corp.	247,600	$720,446
	Zaoh Co. Ltd.	2,300	33,237
	Zenitaka Corp.	900	19,076
	Zenkoku Hosho Co. Ltd.	16,400	638,743
	Zenrin Co. Ltd.	9,950	61,855
	Zensho Holdings Co. Ltd.	21,368	545,422
	Zeon Corp.	69,400	682,654
	ZERIA Pharmaceutical Co. Ltd.	3,200	53,417
	ZIGExN Co. Ltd.	30,800	90,318
	ZOZO, Inc.	28,700	743,996
#	Zuiko Corp.	6,500	44,440
TOTAL JAPAN			648,996,009
NETHERLANDS — (4.9%)
	Aalberts NV	23,609	1,116,294
Ω	ABN AMRO Bank NV, CVA	135,813	2,254,163
	Acomo NV	10,798	230,992
*Ω	Adyen NV	2,911	4,401,161
	Aegon NV	448,929	2,476,198
	Aegon NV, Class NY	290,070	1,589,584
	Akzo Nobel NV	80,856	6,022,589
*Ω	Alfen NV	13,863	1,286,186
	AMG Advanced Metallurgical Group NV	10,526	411,173
	APERAM SA	25,899	1,022,062
	Arcadis NV	36,472	1,583,632
	ASM International NV	8,114	2,744,203
	ASML Holding NV	6,365	4,211,328
	ASML Holding NV	56,060	37,046,690
	ASR Nederland NV	97,797	4,628,878
*	Avantium NV	4,980	25,512
Ω	B&S Group Sarl	10,369	57,068
#*Ω	Basic-Fit NV	8,718	286,467
	BE Semiconductor Industries NV	34,549	2,471,164
	Beter Bed Holding NV	3,566	12,122
	Brunel International NV	13,873	158,513
	Coca-Cola Europacific Partners PLC	44,682	2,501,618
	Corbion NV	22,011	847,006
Ω	Flow Traders Ltd.	12,349	317,779
	ForFarmers NV	14,215	47,926
*	Fugro NV	35,053	466,760
#	Heijmans NV, CVA	16,800	203,784
	Heineken NV	17,742	1,773,116
	IMCD NV	24,909	3,948,869
	ING Groep NV	669,178	9,689,872
	JDE Peet's NV	18,742	561,753
	Kendrion NV	6,117	110,788
	Koninklijke Ahold Delhaize NV	360,208	10,751,115
*	Koninklijke BAM Groep NV	117,991	300,713
	Koninklijke DSM NV	31,127	4,002,994
	Koninklijke KPN NV	1,485,489	5,078,654
	Koninklijke Philips NV	111,278	1,921,265
	Koninklijke Philips NV	84,221	1,441,869
	Koninklijke Vopak NV	29,200	879,812
*Ω	Lucas Bols NV	4,403	51,085
	Nedap NV	1,635	106,741
	NN Group NV	88,515	3,845,806
	Ordina NV	40,483	183,845
*	Pharming Group NV	207,481	287,769
#	PostNL NV	189,307	396,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Prosus NV	118,163	$9,541,098
	Randstad NV	74,566	4,779,557
	SBM Offshore NV	84,653	1,330,834
Ω	Signify NV	53,692	1,943,940
	Sligro Food Group NV	12,067	231,905
	TKH Group NV	14,207	644,788
*	TomTom NV	11,846	84,190
	Universal Music Group NV	115,774	2,959,457
	Van Lanschot Kempen NV	13,168	378,895
	Wolters Kluwer NV	93,719	10,217,528
TOTAL NETHERLANDS			155,865,482
NEW ZEALAND — (0.3%)
*	AFT Pharmaceuticals Ltd.	3,673	9,045
	Arvida Group Ltd.	115,414	86,694
*	Auckland International Airport Ltd.	133,486	734,642
	Briscoe Group Ltd.	8,008	24,486
	Chorus Ltd.	207,081	1,120,648
	Chorus Ltd., ADR	880	23,681
	Contact Energy Ltd.	49,570	249,295
	EBOS Group Ltd.	18,203	507,442
#	Fisher & Paykel Healthcare Corp. Ltd.	73,170	1,200,807
	Fletcher Building Ltd.	109,553	360,752
	Freightways Ltd.	77,207	475,717
#*	Gentrack Group Ltd.	3,743	6,974
#	Hallenstein Glasson Holdings Ltd.	25,034	90,765
	Heartland Group Holdings Ltd.	225,706	264,505
	Infratil Ltd.	127,342	733,113
	Investore Property Ltd.	76,064	75,269
	KMD Brands Ltd.	256,380	176,206
	Mainfreight Ltd.	9,184	425,080
#	Manawa Energy Ltd.	30,134	107,010
	Mercury NZ Ltd.	89,729	348,593
#	Meridian Energy Ltd.	182,698	631,442
	Napier Port Holdings Ltd.	4,632	8,808
	NZME Ltd.	21,581	16,392
	NZX Ltd.	154,845	124,520
	Oceania Healthcare Ltd.	116,527	67,278
#*	Pacific Edge Ltd.	50,042	16,176
#	Port of Tauranga Ltd.	30,109	122,354
*	Pushpay Holdings Ltd.	294,585	247,055
*	Rakon Ltd.	23,774	15,757
	Restaurant Brands New Zealand Ltd.	7,448	30,625
	Ryman Healthcare Ltd.	33,701	150,514
*	Serko Ltd.	12,104	19,961
	Skellerup Holdings Ltd.	41,550	143,503
	SKY Network Television Ltd.	62,087	97,296
*	SKYCITY Entertainment Group Ltd.	295,839	481,327
	Spark New Zealand Ltd.	354,075	1,193,847
	Summerset Group Holdings Ltd.	1,769	11,203
	TOWER Ltd.	162,997	70,128
	Turners Automotive Group Ltd.	11,522	24,618
	Vector Ltd.	56,952	156,803
*	Vista Group International Ltd.	55,777	52,457
#	Warehouse Group Ltd.	78,685	132,470
TOTAL NEW ZEALAND			10,835,258

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
#	2020 Bulkers Ltd.	3,508	$34,496
*	Adevinta ASA	35,450	303,907
	AF Gruppen ASA	13,278	189,533
*	Akastor ASA	93,032	99,709
*	Aker Carbon Capture ASA	41,096	60,913
	Aker Solutions ASA	170,260	673,084
	AKVA Group ASA	1,484	10,909
*	Archer Ltd.	62,371	22,102
*	ArcticZymes Technologies ASA	5,394	23,741
	Atea ASA	58,300	657,610
*	Borr Drilling Ltd.	7,159	42,635
	Borregaard ASA	29,227	450,599
	Bouvet ASA	24,478	144,719
*Ω	Crayon Group Holding ASA	17,098	172,210
	DNB Bank ASA	178,049	3,329,439
	Elopak ASA	16,397	39,289
Ω	Entra ASA	17,445	206,341
Ω	Europris ASA	109,562	705,864
*	Gaming Innovation Group, Inc.	24,286	62,383
	Gjensidige Forsikring ASA	30,431	546,950
*	Hexagon Composites ASA	33,877	114,229
Ω	Kid ASA	12,875	96,601
	Kitron ASA	67,277	179,188
Ω	Klaveness Combination Carriers ASA	1,888	12,709
*	Komplett Bank ASA	37,152	20,079
*	Kongsberg Automotive ASA	217,736	56,863
	Kongsberg Gruppen ASA	11,144	443,661
	Leroy Seafood Group ASA	35,948	211,695
*	LINK Mobility Group Holding ASA	69,424	61,829
	Medistim ASA	2,470	54,466
#*	Meltwater NV	43,335	77,671
	Mowi ASA	26,435	488,831
Ω	Multiconsult ASA	5,960	79,461
*	Napatech AS	6,392	8,283
*	Nekkar ASA	31,393	22,110
#*	NEL ASA	256,312	439,277
*	Nordic Semiconductor ASA	42,060	670,691
	Norsk Hydro ASA	53,340	432,473
*Ω	Norske Skog ASA	8,765	60,358
*	NRC Group ASA	26,226	38,669
*	Odfjell Drilling Ltd.	68,093	181,647
*	Odfjell Technology Ltd.	10,663	38,714
Ω	Okeanis Eco Tankers Corp.	2,192	39,581
	Orkla ASA	86,136	643,067
	Otello Corp. ASA	15,843	12,688
*	Panoro Energy ASA	9,225	27,444
#*	PGS ASA	211,130	181,967
*	PhotoCure ASA	1,744	18,940
	Protector Forsikring ASA	18,151	261,512
#	Salmar ASA	9,856	458,292
Ω	Scatec ASA	54,170	441,820
	Schibsted ASA, Class A	17,082	373,051
	Schibsted ASA, Class B	22,494	470,235
*	Self Storage Group ASA	10,099	23,824
	Selvaag Bolig ASA	22,230	71,748
*Ω	Shelf Drilling Ltd.	52,855	157,826
	Sparebank 1 Oestlandet	17,546	205,514
	SpareBank 1 SR-Bank ASA	55,393	642,243
	Storebrand ASA	146,639	1,276,575

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Subsea 7 SA	83,232	$1,037,244
	TGS ASA	89,572	1,483,053
	TOMRA Systems ASA	35,429	625,440
#*	Ultimovacs ASA	1,432	16,857
	Veidekke ASA	40,140	414,465
*	Volue ASA	12,919	39,340
Ω	XXL ASA	53,140	19,721
TOTAL NORWAY			20,508,385
PORTUGAL — (0.2%)
#	Altri SGPS SA	40,466	204,313
*††	Banco Espirito Santo SA	18,689	0
#	Corticeira Amorim SGPS SA	15,139	149,760
#	CTT-Correios de Portugal SA	38,927	150,579
	EDP - Energias de Portugal SA	182,020	904,322
#	EDP Renovaveis SA	72,273	1,572,016
*	Greenvolt-Energias Renovaveis SA	9,611	80,571
	Jeronimo Martins SGPS SA	72,253	1,568,665
	Navigator Co. SA	37,279	130,516
	NOS SGPS SA	87,479	375,138
#	Novabase SGPS SA	2,429	10,899
	REN - Redes Energeticas Nacionais SGPS SA	167,843	461,311
	Sonae SGPS SA	441,586	450,098
TOTAL PORTUGAL			6,058,188
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	58,200	154,494
*	Aspen Group Holdings Ltd.	8,598	229
*	Avarga Ltd.	145,200	24,332
	Aztech Global Ltd.	33,800	22,463
*††	Best World International Ltd.	13,323	25,352
	Boustead Projects Ltd.	5,100	3,142
	Boustead Singapore Ltd.	106,100	65,460
	BRC Asia Ltd.	23,800	33,517
	Bukit Sembawang Estates Ltd.	79,000	275,978
	Capitaland Investment Ltd.	162,500	492,312
	Centurion Corp. Ltd.	148,900	40,846
	China Aviation Oil Singapore Corp. Ltd.	148,900	118,092
	China Sunsine Chemical Holdings Ltd.	198,500	70,300
	City Developments Ltd.	185,500	1,177,336
*	COSCO Shipping International Singapore Co. Ltd.	268,200	39,083
	CSE Global Ltd.	240,000	68,666
	Dasin Retail Trust	37,500	5,995
	DBS Group Holdings Ltd.	250,277	6,851,651
	DFI Retail Group Holdings Ltd.	120,400	385,283
*	Dyna-Mac Holdings Ltd.	224,000	33,532
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	42,466
	Food Empire Holdings Ltd.	66,800	36,156
	Frasers Property Ltd.	118,400	82,040
#	Frencken Group Ltd.	127,100	114,290
	Fu Yu Corp. Ltd.	192,800	33,837
*	Gallant Venture Ltd.	272,800	26,298
	GK Goh Holdings Ltd.	1,700	1,161
	Grand Venture Technology Ltd.	41,400	18,210
	Great Eastern Holdings Ltd.	17,300	250,463
	GuocoLand Ltd.	129,966	161,546

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Haw Par Corp. Ltd.	37,400	$279,013
	Ho Bee Land Ltd.	82,800	149,769
	Hongkong Land Holdings Ltd.	141,900	693,717
	Hour Glass Ltd.	66,500	105,517
	HRnetgroup Ltd.	119,200	73,585
	Hutchison Port Holdings Trust	59,100	12,160
	iFAST Corp. Ltd.	76,600	304,576
	InnoTek Ltd.	33,100	12,659
	Metro Holdings Ltd.	159,400	76,547
	Micro-Mechanics Holdings Ltd.	22,100	41,730
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	83,600	92,388
	NSL Ltd.	2,000	1,331
	OUE Ltd.	72,500	70,130
	Oversea-Chinese Banking Corp. Ltd.	392,345	3,876,505
	Oxley Holdings Ltd.	373,865	41,343
	Pacific Century Regional Developments Ltd.	48,300	15,083
	Pan-United Corp. Ltd.	105,900	32,367
	Propnex Ltd.	34,600	43,469
	PSC Corp. Ltd.	60,700	15,012
	Q&M Dental Group Singapore Ltd.	53,280	14,620
*	Raffles Education Ltd.	86,403	3,623
	Raffles Medical Group Ltd.	164,600	182,064
	Riverstone Holdings Ltd.	107,300	52,825
*	SATS Ltd.	43,960	101,447
*	Sembcorp Marine Ltd.	3,803,700	412,944
*	SIA Engineering Co. Ltd.	70,600	134,292
	SIIC Environment Holdings Ltd.	661,100	100,868
	Silverlake Axis Ltd.	218,300	60,034
	Singapore Exchange Ltd.	158,100	1,113,580
	Singapore Land Group Ltd.	68,500	117,554
	Singapore Post Ltd.	613,600	262,130
	Singapore Technologies Engineering Ltd.	316,400	889,572
	StarHub Ltd.	111,900	97,327
	Straits Trading Co. Ltd.	113,162	208,031
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	51,079
	UMS Holdings Ltd.	187,375	189,499
	UOL Group Ltd.	113,751	606,926
	Valuetronics Holdings Ltd.	196,810	81,209
	Venture Corp. Ltd.	55,500	783,735
	Vicom Ltd.	32,400	47,379
	Wing Tai Holdings Ltd.	258,800	304,103
	Yangzijiang Shipbuilding Holdings Ltd.	791,900	780,695
TOTAL SINGAPORE			23,186,967
SPAIN — (2.1%)
#	Acciona SA	20,585	4,016,134
	Acerinox SA	61,421	665,186
#	ACS Actividades de Construccion y Servicios SA	67,040	1,983,963
Ω	Aedas Homes SA	5,100	85,904
*Ω	Aena SME SA	8,451	1,269,754
	Almirall SA	20,530	206,862
*	Amadeus IT Group SA	100,884	6,356,091
*	Amper SA	270,945	48,512
	Applus Services SA	73,138	561,316
#	Atresmedia Corp. de Medios de Comunicacion SA	47,090	175,552
	Azkoyen SA	4,058	28,507
	Banco de Sabadell SA	3,591,186	4,694,985

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Banco Santander SA	2,297,271	$8,028,823
	Banco Santander SA, Sponsored ADR	69,983	241,441
	Bankinter SA	256,264	1,848,946
#	CaixaBank SA	779,943	3,460,575
*††	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	379,394
*	Distribuidora Internacional de Alimentacion SA	2,907,866	46,613
#*	Duro Felguera SA	19,192	18,851
*	eDreams ODIGEO SA	8,936	51,679
	Elecnor SA	13,628	168,790
	Enagas SA	94,997	1,703,419
	Ence Energia y Celulosa SA	12,991	42,810
#	Endesa SA	43,402	865,293
	Ercros SA	13,714	54,846
	Faes Farma SA	133,829	501,631
	Ferrovial SA	53,667	1,583,635
	Fluidra SA	47,204	833,342
Ω	Gestamp Automocion SA	49,585	218,934
Ω	Global Dominion Access SA	26,409	113,241
*	Grenergy Renovables SA	3,309	119,767
*	Grifols SA	49,627	656,965
	Grupo Catalana Occidente SA	17,672	547,771
	Grupo Empresarial San Jose SA	2,330	10,888
	Iberdrola SA	554,161	6,501,287
	Iberdrola SA	9,236	107,890
	Iberpapel Gestion SA	2,308	38,114
	Indra Sistemas SA	114,028	1,392,319
	Industria de Diseno Textil SA	177,155	5,530,922
	Laboratorios Farmaceuticos Rovi SA	9,102	385,678
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	271,201	282,633
	Mapfre SA	458,976	923,205
Ω	Metrovacesa SA	2,134	15,833
	Naturgy Energy Group SA	15,479	439,019
Ω	Neinor Homes SA	14,848	148,977
*	Obrascon Huarte Lain SA	90,887	55,163
	Pharma Mar SA	5,958	392,893
*	Promotora de Informaciones SA, Class A	51,144	20,630
#Ω	Prosegur Cash SA	108,225	86,204
#	Prosegur Cia de Seguridad SA	103,085	233,314
*	Realia Business SA	163,953	189,978
	Red Electrica Corp. SA	174,624	3,090,652
	Sacyr SA	130,809	402,398
*	Solaria Energia y Medio Ambiente SA	47,470	974,021
Ω	Talgo SA	18,449	74,910
*	Tecnicas Reunidas SA	9,421	113,178
	Telefonica SA, Sponsored ADR	10,999	42,236
	Telefonica SA	1,117,017	4,243,571
*	Tubacex SA	8,305	21,871
TOTAL SPAIN			67,297,316
SWEDEN — (3.6%)
	AddLife AB, Class B	47,502	501,324
	AddNode Group AB	38,048	378,612
	AddTech AB, Class B	98,735	1,576,732
	AFRY AB	49,226	888,653
	Alfa Laval AB	31,752	997,826
#Ω	Alimak Group AB	14,456	113,831
*	Alleima AB	33,769	168,866
	Alligo AB, Class B	10,977	93,545

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	41,814	$156,964
*	Annehem Fastigheter AB, Class B	13,412	29,392
	AQ Group AB	2,457	80,157
	Arjo AB, Class B	62,678	243,222
	Assa Abloy AB, Class B	79,760	1,878,847
	Atlas Copco AB, Class A	503,290	5,972,070
	Atlas Copco AB, Class B	293,381	3,094,467
	Atrium Ljungberg AB, Class B	14,480	258,870
*Ω	Attendo AB	61,296	154,090
#	Avanza Bank Holding AB	46,308	1,068,493
	Axfood AB	52,659	1,356,271
	Beijer Alma AB	16,990	336,917
	Beijer Electronics Group AB	10,291	109,683
#	Beijer Ref AB	60,757	937,295
	Bergman & Beving AB	14,044	145,739
	Bergs Timber AB, Class B	7,957	25,726
	Besqab AB	764	5,241
	Betsson AB, Class B	74,445	617,094
*	Better Collective AS	12,859	193,015
*	BHG Group AB	17,409	25,646
	Bilia AB, Class A	60,641	700,670
	Billerud AB	97,915	1,137,501
	BioGaia AB, Class B	29,156	256,376
*	BioInvent International AB	3,617	11,144
	Biotage AB	14,670	226,724
	Bjorn Borg AB	8,728	26,365
	Boliden AB	69,147	3,103,108
	Bonava AB, Class B	47,264	144,129
#*Ω	Boozt AB	11,337	147,077
Ω	Bravida Holding AB	75,308	832,483
	BTS Group AB, Class B	554	17,719
	Bufab AB	17,769	460,416
#	Bulten AB	4,602	29,530
	Bure Equity AB	28,861	726,957
	Byggmax Group AB	39,743	161,895
	Castellum AB	32,424	444,892
	Catella AB	25,393	91,753
	Catena AB	11,657	487,682
#*	Catena Media PLC	25,625	67,716
*	Cavotec SA	12,463	15,466
	Cellavision AB	5,351	126,281
	Cibus Nordic Real Estate AB	5,517	78,207
#	Clas Ohlson AB, Class B	32,028	213,559
	Cloetta AB, Class B	99,923	208,116
*	Collector Bank AB	13,954	52,873
	Concentric AB	18,657	396,564
Ω	Coor Service Management Holding AB	39,524	252,535
	Corem Property Group AB, Class B	136,915	125,344
	Corem Property Group AB, Class D	969	17,778
	CTT Systems AB	1,705	38,702
	Dedicare AB, Class B	3,726	45,436
	Dios Fastigheter AB	34,818	265,324
Ω	Dometic Group AB	99,143	624,805
*	Duni AB	9,720	84,154
Ω	Dustin Group AB	38,901	131,112
	Eastnine AB	4,897	58,712
	Elanders AB, Class B	9,017	149,373
	Electrolux AB, Class B	88,709	1,256,461
	Electrolux Professional AB, Class B	81,732	380,839

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Elekta AB, Class B	188,846	$1,374,570
*Ω	Eltel AB	21,941	20,183
*	Enea AB	6,109	51,790
	Eolus Vind AB, Class B	4,899	52,929
	Epiroc AB, Class A	122,992	2,393,025
	Epiroc AB, Class B	73,342	1,222,793
Ω	Evolution AB	10,945	1,230,120
	eWork Group AB	3,663	43,381
#	Fabege AB	77,569	733,120
	Fagerhult AB	34,639	162,157
*	Fastighets AB Balder, Class B	74,307	382,848
	FastPartner AB, Class A	12,345	100,557
	FastPartner AB, Class D	2,011	14,118
#	Fenix Outdoor International AG	1,981	183,586
	FormPipe Software AB	5,484	11,789
	Fortnox AB	157,633	795,438
	G5 Entertainment AB	3,758	69,969
	GARO AB	11,553	113,863
#	Getinge AB, Class B	44,889	1,011,240
	Granges AB	45,107	377,291
*Ω	Green Landscaping Group AB	1,322	9,343
#	H & M Hennes & Mauritz AB, Class B	146,571	1,805,210
	Hanza AB	9,770	59,199
	Heba Fastighets AB, Class B	27,228	99,629
	Hexagon AB, Class B	146,908	1,684,080
	Hexatronic Group AB	41,694	513,189
	Hexpol AB	77,313	835,201
	HMS Networks AB	16,677	621,724
*Ω	Hoist Finance AB	31,835	97,873
	Holmen AB, Class B	18,663	769,766
	Hufvudstaden AB, Class A	29,360	442,166
	Husqvarna AB, Class A	7,960	67,746
	Husqvarna AB, Class B	119,355	1,015,459
	Indutrade AB	57,362	1,273,851
	Instalco AB	99,512	384,927
#	Intrum AB	37,740	488,415
	Inwido AB	21,528	234,617
*	ITAB Shop Concept AB	2,638	2,935
	JM AB	32,586	607,473
#*	John Mattson Fastighetsforetagen AB	3,438	29,468
	Kabe Group AB, Class B	1,438	29,414
*	Karnov Group AB	22,177	127,658
#*	K-fast Holding AB	14,921	39,784
	Kindred Group PLC, SDR	179,963	1,813,527
	KNOW IT AB	9,848	192,480
	Lagercrantz Group AB, Class B	85,860	900,817
	Lifco AB, Class B	45,854	842,353
	Lime Technologies AB	4,325	94,810
	Lindab International AB	15,700	222,679
	Loomis AB	22,206	660,349
*	Medcap AB	998	22,150
	Medicover AB, Class B	24,763	422,954
*	Medivir AB, Class B	11,208	9,854
	MEKO AB	14,407	159,678
*	Micro Systemation AB, Class B	5,726	20,744
*	Millicom International Cellular SA, SDR	52,902	906,388
#	MIPS AB	9,935	380,205
	Modern Times Group MTG AB, Class B	51,679	457,523
*	Momentum Group AB	10,977	79,802

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Munters Group AB	43,997	$421,848
	Mycronic AB	39,641	847,353
	NCAB Group AB	16,560	106,198
	NCC AB, Class B	39,975	395,467
	Nederman Holding AB	7,369	129,532
#*	Neobo Fastigheter AB	12,062	22,549
*	Net Insight AB, Class B	124,933	83,390
	New Wave Group AB, Class B	17,811	400,769
	Nibe Industrier AB, Class B	132,687	1,433,586
	Nilorngruppen AB, Class B	3,984	34,742
	Nobia AB	44,971	78,485
	Nordic Waterproofing Holding AB	12,584	196,801
	Nordnet AB publ	18,413	299,295
	NP3 Fastigheter AB	6,447	142,365
	Nyfosa AB	64,866	565,625
	OEM International AB, Class B	32,132	238,489
*	OX2 AB	8,363	64,559
*	Pandox AB	37,344	514,149
	Peab AB, Class B	108,710	678,399
	Platzer Fastigheter Holding AB, Class B	30,544	267,946
	Prevas AB, Class B	3,001	39,589
	Proact IT Group AB	11,094	93,591
	Probi AB	616	10,708
	Ratos AB, Class B	145,087	585,136
*	RaySearch Laboratories AB	8,329	61,829
	Rejlers AB	5,502	81,416
Ω	Resurs Holding AB	50,452	134,340
	Rottneros AB	32,778	46,299
	Saab AB, Class B	17,088	699,557
	Sagax AB, Class A	309	7,694
	Sagax AB, Class B	29,947	744,932
#	Samhallsbyggnadsbolaget i Norden AB	120,629	220,376
	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	63,027
	Sandvik AB	168,845	3,489,627
*Ω	Scandic Hotels Group AB	75,813	279,484
#*	Sdiptech AB, Class B	4,189	102,278
	Sectra AB, Class B	57,492	814,185
	Securitas AB, Class B	177,186	1,621,882
*	Sensys Gatso Group AB	245,124	24,849
*	Serneke Group AB	7,020	15,760
#*Ω	Sinch AB	72,519	299,791
	Sintercast AB	1,838	19,605
	Skandinaviska Enskilda Banken AB, Class A	281,674	3,409,892
	Skandinaviska Enskilda Banken AB, Class C	3,672	49,455
	Skanska AB, Class B	86,490	1,526,557
	SKF AB, Class A	4,084	72,425
	SKF AB, Class B	37,852	669,916
#	SkiStar AB	20,350	220,380
	Softronic AB, Class B	16,050	34,209
*	Solid Forsakring AB	5,045	33,088
*	Stillfront Group AB	212,710	371,246
	Svenska Cellulosa AB SCA, Class A	5,252	73,125
	Svenska Cellulosa AB SCA, Class B	106,623	1,480,603
	Svenska Handelsbanken AB, Class A	195,015	2,033,620
#	Svenska Handelsbanken AB, Class B	4,821	60,601
	Sweco AB, Class B	44,232	479,820
	Swedbank AB, Class A	125,710	2,418,210
*	Swedish Orphan Biovitrum AB	66,325	1,479,085
	Systemair AB	37,967	284,737

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Tele2 AB, Class B	290,751	$2,511,079
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	294,357
	Telefonaktiebolaget LM Ericsson, Class A	14,695	95,274
	Telefonaktiebolaget LM Ericsson, Class B	619,304	3,592,248
	Telia Co. AB	519,166	1,340,819
	TF Bank AB	960	15,232
Ω	Thule Group AB	58,967	1,413,073
*	Tobii AB	7,858	15,693
	Trelleborg AB, Class B	28,755	719,004
	Troax Group AB	17,800	374,556
	VBG Group AB, Class B	7,388	103,775
*	Viaplay Group AB	28,104	693,895
	Vitec Software Group AB, Class B	12,281	520,198
	Vitrolife AB	12,531	268,672
	Volati AB	9,287	92,554
	Volvo AB, Class A	48,000	997,139
	Volvo AB, Class B	313,831	6,227,507
*	Volvo Car AB, Class B	4,721	23,555
	Wallenstam AB, Class B	126,698	581,627
	Wihlborgs Fastigheter AB	122,152	1,005,692
	XANO Industri AB, Class B	4,020	46,831
*	XSpray Pharma AB	716	4,300
TOTAL SWEDEN			115,786,124
SWITZERLAND — (8.1%)
	ABB Ltd., Sponsored ADR	26,720	931,192
	ABB Ltd.	327,875	11,415,182
*	Accelleron Industries AG	16,393	387,208
*	Accelleron Industries AG, ADR	1,336	31,129
	Adecco Group AG	123,565	4,589,291
	Alcon, Inc.	57,038	4,289,828
	Allreal Holding AG	6,863	1,176,290
	ALSO Holding AG	2,962	603,343
*	Aluflexpack AG	618	12,694
	APG SGA SA	635	124,300
	Ascom Holding AG	16,764	148,463
	Baloise Holding AG	22,991	3,781,396
	Banque Cantonale de Geneve	496	100,840
	Banque Cantonale Vaudoise	12,119	1,151,997
*	Basilea Pharmaceutica AG	2,166	116,996
	Belimo Holding AG	5,029	2,652,518
	Bellevue Group AG	3,622	154,934
	Berner Kantonalbank AG	2,328	585,185
	BKW AG	7,262	1,044,292
	Bossard Holding AG, Class A	2,590	659,967
	Bucher Industries AG	2,910	1,325,989
	Burckhardt Compression Holding AG	2,192	1,357,166
	Burkhalter Holding AG	2,850	264,829
	Bystronic AG	344	258,495
	Calida Holding AG	1,520	74,495
	Carlo Gavazzi Holding AG	182	62,018
	Cembra Money Bank AG	15,276	1,356,303
*	Cicor Technologies Ltd.	223	11,562
#	Clariant AG	113,235	1,941,802
	Coltene Holding AG	1,634	134,762
	Comet Holding AG	1,199	277,162
	COSMO Pharmaceuticals NV	574	41,742
	Credit Suisse Group AG	25,328	87,252
	Credit Suisse Group AG, Sponsored ADR	232,298	815,366

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG	1,268	$268,926
	DKSH Holding AG	26,021	2,216,862
	dormakaba Holding AG	1,189	496,736
*	Dufry AG	36,602	1,680,309
	EFG International AG	39,852	372,479
	Emmi AG	983	915,809
	EMS-Chemie Holding AG	437	325,775
	Energiedienst Holding AG	2,093	99,939
	Feintool International Holding AG	840	19,071
*	Flughafen Zurich AG	9,073	1,653,044
	Forbo Holding AG	76	99,995
Ω	Galenica AG	38,027	2,973,999
#*	GAM Holding AG	58,536	57,853
	Geberit AG	4,382	2,493,281
	Georg Fischer AG	17,520	1,207,961
	Givaudan SA	3,305	10,715,570
	Glarner Kantonalbank	1,134	32,234
#	Gurit Holding AG, Class BR	970	108,368
	Helvetia Holding AG	19,614	2,453,679
	Huber & Suhner AG	8,765	840,592
*	Implenia AG	6,444	270,690
*	Ina Invest Holding AG	1,289	28,016
	Inficon Holding AG	405	424,036
	Interroll Holding AG	253	788,065
	Intershop Holding AG	436	292,459
	Investis Holding SA	1,724	187,766
	Julius Baer Group Ltd.	92,210	5,914,747
	Kardex Holding AG	2,698	525,831
	Komax Holding AG	1,321	434,628
	Kudelski SA	3,540	9,311
	Kuehne + Nagel International AG	16,582	3,954,087
	Landis & Gyr Group AG	9,722	716,236
	LEM Holding SA	131	290,046
	Liechtensteinische Landesbank AG	5,716	373,692
	Logitech International SA	117,707	6,876,912
	Luzerner Kantonalbank AG	816	375,690
Ω	Medacta Group SA	1,884	200,773
	Meier Tobler Group AG	2,096	96,280
	Metall Zug AG, Class B	62	139,583
	Mobilezone Holding AG	17,377	315,532
	Mobimo Holding AG	3,322	854,225
	Novartis AG, Sponsored ADR	246,700	22,355,954
	Novartis AG	5,662	511,896
	Novavest Real Estate AG	701	31,240
	OC Oerlikon Corp. AG	68,951	473,400
#*	Orascom Development Holding AG	4,687	38,902
#	Orell Fuessli AG	246	21,510
	Partners Group Holding AG	6,722	6,307,229
#	Peach Property Group AG	933	20,195
	Phoenix Mecano AG	277	103,784
	PSP Swiss Property AG	18,411	2,295,183
	Rieter Holding AG	1,435	166,537
	Roche Holding AG	5,649	2,067,765
	Roche Holding AG	140,776	43,946,096
	Schaffner Holding AG	38	12,119
	Schindler Holding AG	5,615	1,135,852
	Schweiter Technologies AG	457	403,181
*Ω	Sensirion Holding AG	4,284	509,794
	SFS Group AG	5,636	648,447

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SGS SA	1,428	$3,482,369
	SIG Group AG	142,164	3,523,671
	Sika AG	40,922	11,627,858
	Softwareone Holding AG	30,394	490,753
	Sonova Holding AG	13,317	3,330,204
	St Galler Kantonalbank AG	943	516,749
#	Stadler Rail AG	8,988	343,786
	Straumann Holding AG	24,243	3,174,305
	Sulzer AG	8,243	701,922
	Swatch Group AG	6,249	2,262,566
	Swatch Group AG	12,332	810,307
	Swiss Life Holding AG	7,292	4,315,753
	Swiss Prime Site AG	32,354	2,883,008
	Swiss Re AG	75,936	7,951,327
*	Swiss Steel Holding AG	143,894	30,130
	Swisscom AG	14,924	8,817,928
	Swissquote Group Holding SA	3,570	644,765
	Tecan Group AG	606	254,322
	Temenos AG	31,172	2,225,077
	TX Group AG	1,266	198,486
	u-blox Holding AG	1,725	206,329
*	UBS Group AG	388,116	8,298,380
	Valiant Holding AG	7,159	818,008
	Varia U.S. Properties AG	791	40,244
Ω	VAT Group AG	10,852	3,378,268
	Vaudoise Assurances Holding SA	441	213,113
	Vontobel Holding AG	16,069	1,138,053
	VZ Holding AG	5,907	470,178
*	V-ZUG Holding AG	1,148	115,618
	Walliser Kantonalbank	751	86,585
	Ypsomed Holding AG	1,282	263,087
	Zehnder Group AG	2,466	183,541
	Zug Estates Holding AG, Class B	122	240,652
	Zuger Kantonalbank AG	30	242,493
#*	Zur Rose Group AG	1,347	50,821
	Zurich Insurance Group AG	25,830	12,773,671
TOTAL SWITZERLAND			261,220,486
UNITED KINGDOM — (12.6%)
	3i Group PLC	404,981	7,901,070
	4imprint Group PLC	10,519	595,193
*	888 Holdings PLC	189,309	169,074
	abrdn PLC	843,398	2,221,372
*	accesso Technology Group PLC	5,610	56,568
	Admiral Group PLC	61,072	1,660,262
	Advanced Medical Solutions Group PLC	35,430	111,127
	AG Barr PLC	30,554	206,643
	AJ Bell PLC	116,771	486,857
Ω	Alfa Financial Software Holdings PLC	62,251	134,832
	Alliance Pharma PLC	79,159	61,307
	Antofagasta PLC	63,908	1,373,162
	Appreciate Group PLC	23,406	12,230
	Argentex Group PLC	9,454	15,184
*	Ascential PLC	144,890	481,224
	Ashmore Group PLC	184,764	608,567
	Ashtead Group PLC	104,171	6,861,616
#*	ASOS PLC	43,836	474,271
#*Ω	Aston Martin Lagonda Global Holdings PLC	50,300	102,787
	AstraZeneca PLC, Sponsored ADR	192,987	12,615,560

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC	25,658	$3,361,518
Ω	Auto Trader Group PLC	596,136	4,625,111
	Aviva PLC	665,482	3,753,217
	Avon Protection PLC	9,314	116,266
	B&M European Value Retail SA	423,206	2,340,462
*	Babcock International Group PLC	457,172	1,727,224
	BAE Systems PLC	437,937	4,636,018
Ω	Bakkavor Group PLC	37,376	53,097
	Balfour Beatty PLC	188,688	854,453
	Bank of Georgia Group PLC	9,726	320,820
	Barclays PLC, Sponsored ADR	182,699	1,695,447
	Barclays PLC	1,256,791	2,889,100
	Barratt Developments PLC	361,168	2,052,780
	Beazley PLC	306,248	2,520,237
	Begbies Traynor Group PLC	34,007	60,440
	Bellway PLC	63,534	1,661,771
	Berkeley Group Holdings PLC	59,196	3,031,288
	Bloomsbury Publishing PLC	40,206	221,137
*	boohoo Group PLC	332,375	181,489
	BRAEMAR PLC	3,084	11,930
	Britvic PLC	145,386	1,394,590
	Brooks Macdonald Group PLC	932	25,226
	BT Group PLC	2,105,443	3,243,842
	Bunzl PLC	64,223	2,357,703
	Burberry Group PLC	159,862	4,869,542
	Burford Capital Ltd.	60,057	540,532
	Bytes Technology Group PLC	134,257	641,792
*	C&C Group PLC	125,118	248,647
*	Capita PLC	467,669	161,652
	Capital Ltd.	55,129	70,096
*	Card Factory PLC	138,000	161,673
	Carr's Group PLC	37,151	55,649
	Castings PLC	1,710	7,631
*	Cazoo Group Ltd.	24,662	5,191
	Central Asia Metals PLC	34,326	119,561
*	CentralNic Group PLC	14,147	25,143
	Chemring Group PLC	93,389	326,463
	Chesnara PLC	82,403	290,365
	City of London Investment Group PLC	3,050	16,873
	Clarkson PLC	11,351	430,626
	Close Brothers Group PLC	64,234	769,247
	CLS Holdings PLC	3,931	7,234
Ω	CMC Markets PLC	52,139	156,184
	Coca-Cola HBC AG	21,468	521,702
	Compass Group PLC	279,902	6,686,294
	Computacenter PLC	64,711	1,778,404
Ω	ConvaTec Group PLC	411,913	1,194,740
*	Costain Group PLC	23,192	13,179
	Crest Nicholson Holdings PLC	167,086	502,776
	Croda International PLC	27,733	2,363,850
	Currys PLC	839,907	674,732
	CVS Group PLC	26,879	668,379
	DCC PLC	49,815	2,837,358
*	De La Rue PLC	55,351	45,536
	Dechra Pharmaceuticals PLC	908	32,203
*Ω	Deliveroo PLC	142,978	163,837
	DFS Furniture PLC	84,939	157,060
	Diageo PLC, Sponsored ADR	85,975	15,204,679
	Diageo PLC	22,401	979,508

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Dialight PLC	4,837	$14,966
*	Dignity PLC	13,155	88,451
	Diploma PLC	53,619	1,813,791
	Direct Line Insurance Group PLC	473,991	1,039,293
	DiscoverIE Group PLC	27,531	292,176
	Domino's Pizza Group PLC	135,974	526,643
	dotdigital group PLC	111,034	128,734
	Dr Martens PLC	50,516	96,817
	Drax Group PLC	204,182	1,630,695
	DS Smith PLC	517,979	2,267,664
	Dunelm Group PLC	45,981	661,544
Ω	DWF Group PLC	124,264	124,506
	EKF Diagnostics Holdings PLC	33,900	17,177
*	Elementis PLC	236,217	365,136
	EMIS Group PLC	37,062	858,440
	Entain PLC	114,904	2,118,907
	Epwin Group PLC	48,473	45,395
*	Ergomed PLC	6,496	96,232
*	Esken Ltd.	93,715	6,449
	Experian PLC	313,842	11,477,037
*	FD Technologies PLC	2,060	34,874
	FDM Group Holdings PLC	54,591	528,688
	Ferguson PLC	62,584	8,831,532
	Fevertree Drinks PLC	27,257	367,506
	Fintel PLC	2,266	5,761
	Flowtech Fluidpower PLC	100	139
Ω	Forterra PLC	43,760	115,376
	Foxtons Group PLC	140,691	63,402
*	Frasers Group PLC	57,780	558,868
	Fresnillo PLC	34,731	352,792
*	Frontier Developments PLC	9,922	59,300
*Ω	Funding Circle Holdings PLC	29,473	21,131
	Future PLC	22,880	426,043
	Galliford Try Holdings PLC	39,810	83,239
	Games Workshop Group PLC	12,426	1,441,330
*	Gaming Realms PLC	36,865	12,885
	Gamma Communications PLC	27,983	408,225
	GB Group PLC	2,822	12,306
	Gem Diamonds Ltd.	41,554	15,227
	Genuit Group PLC	43,825	176,752
	Gooch & Housego PLC	1,981	14,082
	Grafton Group PLC	72,119	818,619
	Grainger PLC	380,452	1,218,426
*	Greencore Group PLC	181,745	179,020
	Greggs PLC	28,313	945,426
	GSK PLC	300,133	5,271,837
	GSK PLC, Sponsored ADR	95,614	3,371,364
*Ω	Gym Group PLC	27,078	43,087
*	Haleon PLC	375,166	1,503,433
*	Haleon PLC, ADR	119,518	968,096
	Halfords Group PLC	141,356	358,063
	Halma PLC	54,192	1,442,809
	Hargreaves Lansdown PLC	121,927	1,342,321
	Harworth Group PLC	40,984	58,597
	Hays PLC	1,077,283	1,643,663
	Headlam Group PLC	23,382	95,606
	Helical PLC	46,616	206,957
	Henry Boot PLC	43,597	127,363
	Hikma Pharmaceuticals PLC	26,665	564,074

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	35,570	$553,579
	Hilton Food Group PLC	43,543	356,710
	Hiscox Ltd.	115,745	1,610,952
	Hochschild Mining PLC	239,667	202,474
	Hollywood Bowl Group PLC	49,468	160,507
*Ω	Hostelworld Group PLC	52,387	82,668
	Howden Joinery Group PLC	298,788	2,549,492
	HSBC Holdings PLC	52,879	389,631
	HSBC Holdings PLC, Sponsored ADR	269,126	9,941,514
Ω	HSS Hire Group PLC	115,356	17,033
*	Hyve Group PLC	84,665	76,468
Ω	Ibstock PLC	61,250	127,730
#	IDOX PLC	187,403	149,677
	IG Group Holdings PLC	106,631	1,048,425
	IMI PLC	114,629	2,052,449
	Impax Asset Management Group PLC	27,538	264,767
	Inchcape PLC	249,253	2,810,258
*	Indivior PLC	87,793	2,108,027
	Informa PLC	204,402	1,690,560
	IntegraFin Holdings PLC	26,457	102,049
	Intermediate Capital Group PLC	194,491	3,346,696
	International Distributions Services PLC	390,062	1,104,069
	Intertek Group PLC	30,209	1,623,644
	Investec PLC	153,498	981,689
	iomart Group PLC	32,165	52,036
	IP Group PLC	407,592	306,783
	ITV PLC	1,963,925	1,966,736
*	IWG PLC	237,822	545,604
*	J D Wetherspoon PLC	13,774	77,509
	J Sainsbury PLC	700,925	2,273,156
*	James Fisher & Sons PLC	8,525	38,404
	James Halstead PLC	48,573	109,661
	JD Sports Fashion PLC	831,885	1,676,763
*	John Wood Group PLC	492,299	863,046
	Johnson Matthey PLC	125,716	3,511,595
	Jupiter Fund Management PLC	304,640	527,504
*Ω	Just Eat Takeaway.com NV	20,134	515,016
	Just Group PLC	721,559	730,794
	Kainos Group PLC	51,221	932,300
	Keller Group PLC	21,231	211,586
*	Kier Group PLC	137,926	116,662
*	Kin & Carta PLC	44,135	120,228
	Kingfisher PLC	745,695	2,572,586
	Lancashire Holdings Ltd.	123,251	951,389
	Learning Technologies Group PLC	74,652	129,317
	Legal & General Group PLC	1,658,867	5,220,352
*	Liberty Global PLC, Class A	1,555	33,728
*	Liberty Global PLC, Class C	3,809	85,131
	Lloyds Banking Group PLC	6,635,337	4,318,247
	Lloyds Banking Group PLC, ADR	944,884	2,447,250
	Lookers PLC	179,737	196,262
	LSL Property Services PLC	36,243	118,070
Ω	Luceco PLC	38,080	66,765
*	M&C Saatchi PLC	1,389	2,828
	M&G PLC	1,347,959	3,366,284
	Macfarlane Group PLC	58,171	74,862
	Man Group PLC	653,084	2,009,183
*	Marks & Spencer Group PLC	804,300	1,450,808
	Marshalls PLC	71,958	301,391

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	McBride PLC	67,145	$20,331
	Mears Group PLC	56,029	141,697
	Medica Group PLC	22,406	45,657
	Melrose Industries PLC	725,811	1,279,726
*	Metro Bank PLC	30,646	52,363
	MJ Gleeson PLC	9,400	46,700
	Mondi PLC	32,966	621,668
	Moneysupermarket.com Group PLC	443,697	1,309,926
	Morgan Advanced Materials PLC	9,041	35,089
	Morgan Sindall Group PLC	30,154	611,229
	Mortgage Advice Bureau Holdings Ltd.	6,632	50,696
*	Motorpoint group PLC	33,776	58,276
*	N Brown Group PLC	88,702	40,088
#*	Naked Wines PLC	6,499	10,654
	National Grid PLC	114,705	1,458,231
	National Grid PLC, Sponsored ADR	54,344	3,465,517
	NatWest Group PLC	437,931	1,670,732
	NCC Group PLC	138,619	321,240
*Ω	Network International Holdings PLC	34,345	111,516
	Next Fifteen Communications Group PLC	37,989	470,614
	Next PLC	29,404	2,407,428
	Nichols PLC	547	6,960
	Ninety One PLC	181,162	442,294
*	NIOX GROUP PLC	9,031	4,352
	Norcros PLC	14,489	36,441
	Numis Corp. PLC	16,616	42,440
*	Ocado Group PLC	34,342	274,818
*Ω	On the Beach Group PLC	20,446	44,368
	OSB Group PLC	193,156	1,302,236
	Oxford Instruments PLC	23,998	693,704
	Pagegroup PLC	257,436	1,449,267
	Paragon Banking Group PLC	107,844	800,097
	PayPoint PLC	54,695	349,578
	Pearson PLC	97,772	1,115,009
	Pearson PLC, Sponsored ADR	48,465	547,654
*	Pendragon PLC	798,513	195,963
	Pennon Group PLC	144,399	1,639,219
	Persimmon PLC	124,001	2,165,714
#*	Petrofac Ltd.	207,070	212,630
	Pets at Home Group PLC	197,709	860,078
	Phoenix Group Holdings PLC	229,998	1,822,936
	Phoenix Spree Deutschland Ltd.	18,483	53,695
*	Playtech PLC	141,116	984,829
	Polar Capital Holdings PLC	38,046	243,173
	Porvair PLC	5,022	37,385
	PPHE Hotel Group Ltd.	2,471	38,744
	Premier Foods PLC	297,845	408,428
	Provident Financial PLC	102,823	297,000
	Prudential PLC, ADR	57,910	1,931,298
	Prudential PLC	107,192	1,781,001
*	PureTech Health PLC	59,094	185,651
	PZ Cussons PLC	33,538	89,884
	QinetiQ Group PLC	192,326	862,695
Ω	Quilter PLC	668,882	794,251
*	Rank Group PLC	52,117	58,286
	Rathbones Group PLC	23,532	607,884
	Reach PLC	160,614	180,514
	Reckitt Benckiser Group PLC	76,698	5,465,568
	Redde Northgate PLC	138,978	744,851

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Redrow PLC	134,805	$864,676
	RELX PLC, Sponsored ADR	395,718	11,756,776
	RELX PLC	90,812	2,700,715
	Renew Holdings PLC	44,466	400,997
	Renishaw PLC	8,349	407,500
*	Renold PLC	60,850	18,810
	Rentokil Initial PLC	252,329	1,529,979
*	Restaurant Group PLC	108,708	48,900
	Ricardo PLC	1,875	11,975
	Rightmove PLC	449,792	3,268,138
	Rio Tinto PLC	126,784	9,927,343
	Rio Tinto PLC, Sponsored ADR	9,357	742,478
	Robert Walters PLC	41,286	255,324
*	Rolls-Royce Holdings PLC	1,232,706	1,612,790
	Rotork PLC	367,890	1,449,204
	RS GROUP PLC	294,974	3,429,322
	RWS Holdings PLC	52,018	241,966
	S&U PLC	2,061	52,509
*	S4 Capital PLC	29,412	79,452
Ω	Sabre Insurance Group PLC	84,130	106,945
	Sage Group PLC	339,745	3,264,158
	Savills PLC	103,655	1,247,029
	Schroders PLC	212,227	1,255,064
	ScS Group PLC	8,051	21,826
	Secure Trust Bank PLC	32	290
	Senior PLC	61,417	115,809
	Severfield PLC	101,799	77,867
	Severn Trent PLC	56,767	1,975,542
*	SIG PLC	236,989	102,376
	Sirius Real Estate Ltd.	224,685	234,609
	Smart Metering Systems PLC	29,356	315,879
	Smith & Nephew PLC, Sponsored ADR	48,965	1,361,227
	Smith & Nephew PLC	32,916	454,581
	Smiths Group PLC	103,763	2,215,030
	Smiths News PLC	42,736	26,901
	Softcat PLC	82,332	1,232,008
*	SolGold PLC	203,497	40,651
	Spectris PLC	18,310	725,899
	Speedy Hire PLC	234,031	115,965
	Spirax-Sarco Engineering PLC	13,280	1,896,946
*Ω	Spire Healthcare Group PLC	74,712	223,843
	Spirent Communications PLC	226,115	612,792
*	SSP Group PLC	173,006	553,889
	St. James's Place PLC	123,211	1,868,339
*	Staffline Group PLC	14,976	6,563
	Standard Chartered PLC	233,316	1,959,764
	SThree PLC	106,066	555,437
#	Strix Group PLC	35,702	43,091
††	Studio Retail Group PLC	11,005	2,925
	STV Group PLC	14,208	46,319
*	Superdry PLC	28,746	42,751
	Synthomer PLC	166,163	320,807
	Tatton Asset Management PLC	6,054	34,856
	Taylor Wimpey PLC	1,544,334	2,240,706
	TClarke PLC	21,176	37,620
	Telecom Plus PLC	44,907	1,106,034
	TEN Entertainment Group PLC	3,989	14,164
	Tesco PLC	1,410,399	4,286,738
	Topps Tiles PLC	74,684	44,662

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	TP ICAP Group PLC	337,884	$735,878
	Travis Perkins PLC	99,677	1,250,430
*	Trellus Health PLC	2,022	212
*	Tremor International Ltd.	1,199	4,868
*	Tremor International Ltd., ADR	5,294	43,146
	Tribal Group PLC	2,667	1,810
	Trifast PLC	15,252	14,945
	TT Electronics PLC	43,453	99,458
	Tyman PLC	32,170	103,163
	Unilever PLC, Sponsored ADR	385,422	19,695,064
	Unilever PLC	90,093	4,578,034
	United Utilities Group PLC	155,339	2,032,621
*	Verici Dx PLC	678	96
	Vertu Motors PLC	143,701	105,832
	Vesuvius PLC	49,229	248,265
	Victrex PLC	33,322	758,360
	VIDENDUM PLC	13,817	175,666
	Virgin Money UK PLC	315,185	754,144
	Vistry Group PLC	150,271	1,384,017
	Volex PLC	33,246	104,688
	Volution Group PLC	79,713	371,741
	Vp PLC	2,934	25,741
*Ω	Watches of Switzerland Group PLC	127,525	1,497,035
#	Watkin Jones PLC	139,552	195,562
	Weir Group PLC	50,360	1,110,136
	WH Smith PLC	50,125	989,846
	Whitbread PLC	15,396	579,847
	Wickes Group PLC	161,317	302,002
	Wilmington PLC	6,622	28,534
	Wincanton PLC	42,461	154,309
*	Wise PLC, Class A	32,221	215,997
	WPP PLC, Sponsored ADR	22,179	1,297,915
	WPP PLC	187,049	2,185,431
*	Xaar PLC	10,255	21,652
	XP Power Ltd.	6,231	186,438
	XPS Pensions Group PLC	35,978	71,418
	Young & Co's Brewery PLC, Class A	5,048	64,249
	Zotefoams PLC	9,125	41,803
TOTAL UNITED KINGDOM			404,658,968
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	21,378	405,501
*	Noble Corp. PLC	13,154	533,062
TOTAL UNITED STATES			938,580
TOTAL COMMON STOCKS			3,102,369,535
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,709	1,204,036
*	Dr Ing hc F Porsche AG	25,834	3,071,630
	Draegerwerk AG & Co. KGaA	2,946	131,888
	Fuchs Petrolub SE	32,608	1,300,876
	Henkel AG & Co. KGaA	21,956	1,565,469
	Jungheinrich AG	27,858	1,107,908
	Porsche Automobil Holding SE	24,426	1,460,593
	Sartorius AG	5,467	2,451,469
	Sixt SE	9,031	688,213

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	STO SE & Co. KGaA	1,606	$269,780
	Villeroy & Boch AG	866	18,584
TOTAL GERMANY			13,270,446
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	PointsBet Holdings Ltd. Warrants 07/08/24	571	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	17,925	0
*††	S Immo AG 8/11/23	8,477	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	29,500	489
ITALY — (0.0%)
#*	Webuild SpA	1,134	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	210,168	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	67,040	34,014
*	Sacyr SA	130,809	8,912
TOTAL SPAIN			42,926
TOTAL RIGHTS/WARRANTS			43,415
TOTAL INVESTMENT SECURITIES (Cost $2,679,810,579)			3,115,683,396

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	8,469,539	97,975,626
TOTAL INVESTMENTS — (100.0%)
(Cost $2,777,773,507)^^			$3,213,659,022
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$83,452	$167,429,745	$15,875	$167,529,072
Austria	—	10,271,951	—	10,271,951
Belgium	364,667	35,318,009	—	35,682,676
Canada	306,130,128	563,643	—	306,693,771
China	124,415	476,150	—	600,565
Denmark	2,035,209	109,087,560	—	111,122,769
Finland	—	67,579,165	—	67,579,165
France	—	302,550,361	—	302,550,361
Germany	3,101,735	216,187,181	—	219,288,916
Hong Kong	—	57,420,949	3,132	57,424,081
Ireland	—	17,919,640	—	17,919,640
Israel	2,395,741	17,720,097	—	20,115,838

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	$4,049,953	$66,189,014	—	$70,238,967
Japan	2,960,674	646,035,335	—	648,996,009
Netherlands	40,078,143	115,787,339	—	155,865,482
New Zealand	23,681	10,811,577	—	10,835,258
Norway	38,276	20,470,109	—	20,508,385
Portugal	—	6,058,188	—	6,058,188
Singapore	—	23,161,615	$25,352	23,186,967
Spain	283,677	67,013,639	—	67,297,316
Sweden	294,357	115,491,767	—	115,786,124
Switzerland	35,368,907	225,851,579	—	261,220,486
United Kingdom	88,562,052	316,093,991	2,925	404,658,968
United States	17	938,563	—	938,580
Preferred Stocks
Germany	—	13,270,446	—	13,270,446
Rights/Warrants
Hong Kong	—	489	—	489
Spain	—	42,926	—	42,926
Securities Lending Collateral	—	97,975,626	—	97,975,626
TOTAL	$485,895,084	$2,727,716,654	$47,284^	$3,213,659,022

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.2%)
*	A2B Australia Ltd.	22,390	$17,944
	Accent Group Ltd.	97,187	151,132
	Acrow Formwork & Construction Services Ltd.	22,144	10,279
#	Adairs Ltd.	40,849	83,625
*	Alkane Resources Ltd.	83,562	39,736
*	Alliance Aviation Services Ltd.	20,675	49,133
*	Allkem Ltd.	63,532	589,827
	ALS Ltd.	61,250	568,275
	Altium Ltd.	13,106	362,867
#*	AMA Group Ltd.	216,007	31,342
*	AMP Ltd.	493,968	468,581
	Ampol Ltd.	46,192	1,001,714
	Ansell Ltd.	27,784	555,279
	APA Group	65,967	493,691
	Appen Ltd.	14,360	26,253
#*	Arafura Rare Earths Ltd.	292,750	114,757
	Arafura Resources Ltd.	54,960	21,336
	ARB Corp. Ltd.	13,881	315,403
#	Ardent Leisure Group Ltd.	99,253	48,850
	ASX Ltd.	5,930	290,185
	Atlas Arteria Ltd.	149,324	726,226
	AUB Group Ltd.	13,135	220,023
*	Audinate Group Ltd.	1,376	7,409
#*	Aurelia Metals Ltd.	257,586	26,633
	Aurizon Holdings Ltd.	360,914	943,342
*	Aussie Broadband Ltd.	217	463
	Austin Engineering Ltd.	32,800	8,117
	Australia & New Zealand Banking Group Ltd.	127,675	2,272,154
	Australian Ethical Investment Ltd.	10,860	33,970
	Australian Finance Group Ltd.	46,965	56,294
#*	Australian Strategic Materials Ltd.	6,903	8,821
	Auswide Bank Ltd.	9,334	38,516
#	Baby Bunting Group Ltd.	28,930	55,327
	Bank of Queensland Ltd.	121,258	599,603
	Bapcor Ltd.	92,223	417,071
	Base Resources Ltd.	44,322	6,723
	Beach Energy Ltd.	408,203	438,649
	Beacon Lighting Group Ltd.	6,329	10,587
	Bega Cheese Ltd.	76,349	210,142
#	Bell Financial Group Ltd.	31,306	22,803
*	Bellevue Gold Ltd.	137,164	116,379
	Bendigo & Adelaide Bank Ltd.	103,745	739,537
	Blackmores Ltd.	2,476	153,788
	BlueScope Steel Ltd.	105,469	1,438,226
#	Boral Ltd.	42,165	103,022
*	Boss Energy Ltd.	9,366	17,223
	Brambles Ltd.	131,083	1,114,671
	Bravura Solutions Ltd.	58,153	35,623
#	Breville Group Ltd.	17,787	286,778
#*	BWX Ltd.	37,285	5,695
*	Calix Ltd.	2,341	9,257
	Capitol Health Ltd.	196,117	40,127
	Capral Ltd.	2,481	14,476
*	Capricorn Metals Ltd.	48,360	155,906
#*	Carnarvon Energy Ltd.	459,128	48,789

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com Ltd.	40,513	$655,915
#*	Catapult Group International Ltd.	10,074	5,131
	Cedar Woods Properties Ltd.	20,812	67,688
	Challenger Ltd.	109,034	558,991
	Champion Iron Ltd.	85,501	435,070
#*	City Chic Collective Ltd.	30,336	13,975
	Cleanaway Waste Management Ltd.	398,809	772,753
#	Clinuvel Pharmaceuticals Ltd.	8,377	150,167
	Clover Corp. Ltd.	9,346	8,198
	Cochlear Ltd.	4,199	634,371
	Codan Ltd.	29,559	111,615
	COG Financial Services Ltd.	11,446	12,121
#*	Cogstate Ltd.	10,170	14,321
	Coles Group Ltd.	72,148	907,450
*††	Collection House Ltd.	41,771	2,270
	Collins Foods Ltd.	32,032	182,768
	Commonwealth Bank of Australia	51,160	3,993,655
	Computershare Ltd.	42,054	708,267
*	Cooper Energy Ltd.	747,953	95,182
#	Corporate Travel Management Ltd.	11,371	149,019
	Costa Group Holdings Ltd.	88,027	183,139
	Credit Corp. Group Ltd.	13,989	216,022
	CSR Ltd.	133,419	499,320
	Data#3 Ltd.	35,101	182,388
*	De Grey Mining Ltd.	68,294	72,371
*	Deep Yellow Ltd.	40,483	23,166
	Deterra Royalties Ltd.	89,770	311,459
	Dicker Data Ltd.	13,111	98,968
	Domain Holdings Australia Ltd.	40,407	92,445
	Domino's Pizza Enterprises Ltd.	8,852	477,194
	Downer EDI Ltd.	182,515	488,420
	Eagers Automotive Ltd.	32,751	266,376
	Earlypay Ltd.	36,341	4,884
*	Eclipx Group Ltd.	85,297	123,206
	Elanor Investor Group	20,923	25,139
	Elders Ltd.	39,290	270,498
*	Elmo Software Ltd.	3,368	11,559
	Emeco Holdings Ltd.	117,846	63,166
*	Emerald Resources NL	35,458	34,548
#*	EML Payments Ltd.	41,522	19,757
	Enero Group Ltd.	15,173	32,704
	EQT Holdings Ltd.	3,614	63,191
	Estia Health Ltd.	58,859	84,149
	Euroz Hartleys Group Ltd.	24,626	20,434
	Evolution Mining Ltd.	315,634	717,248
	EVT Ltd.	27,442	274,238
#	Fenix Resources Ltd.	52,089	9,614
	Finbar Group Ltd.	8,281	4,065
#*††	Firefinch Ltd.	64,123	3,395
	Fleetwood Ltd.	27,378	27,876
#*	Flight Centre Travel Group Ltd.	12,214	136,474
	Fortescue Metals Group Ltd.	172,373	2,722,727
#	G8 Education Ltd.	322,945	287,243
*	Galan Lithium Ltd.	21,501	17,934
#	Generation Development Group Ltd.	5,030	4,697
	Gold Road Resources Ltd.	223,804	261,807
	GR Engineering Services Ltd.	13,879	20,749
	GrainCorp Ltd., Class A	66,530	357,227
	Grange Resources Ltd.	182,933	132,003

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	39,875	$236,880
	GWA Group Ltd.	56,704	87,201
	Hansen Technologies Ltd.	30,144	113,898
	Harvey Norman Holdings Ltd.	151,378	480,586
*	Hastings Technology Metals Ltd.	4,799	11,740
	Healthia Ltd.	15,198	15,058
	Helia Group Ltd.	115,071	228,138
	Helloworld Travel Ltd.	7,605	9,661
#*	Highfield Resources Ltd.	34,784	16,306
	Horizon Oil Ltd.	178,886	19,055
*	Hot Chili Ltd.	8,052	5,278
#	HT&E Ltd.	64,154	50,856
	HUB24 Ltd.	5,170	96,416
#	Humm Group Ltd.	111,899	47,193
	IDP Education Ltd.	19,441	432,629
	IGO Ltd.	28,387	295,091
	Iluka Resources Ltd.	86,653	666,767
	Imdex Ltd.	127,237	225,931
#*	Immutep Ltd.	55,736	11,669
	Incitec Pivot Ltd.	407,787	997,125
	Infomedia Ltd.	73,305	57,379
	Inghams Group Ltd.	91,373	187,849
	Insignia Financial Ltd.	174,921	434,249
	Insurance Australia Group Ltd.	151,559	526,331
	Integral Diagnostics Ltd.	37,045	83,920
	InvoCare Ltd.	19,356	158,186
*	ioneer Ltd.	78,000	24,003
	IPH Ltd.	36,537	220,996
	IRESS Ltd.	39,893	281,522
	IVE Group Ltd.	23,613	40,475
	James Hardie Industries PLC, CDI	38,040	853,562
	JB Hi-Fi Ltd.	25,041	860,972
#*	Jervois Global Ltd.	44,297	7,716
#	Johns Lyng Group Ltd.	31,648	131,906
	Jumbo Interactive Ltd.	8,473	93,852
	Jupiter Mines Ltd.	187,826	30,510
*	Karoon Energy Ltd.	76,239	126,115
	Kelsian Group Ltd.	34,198	141,832
#*	Kogan.com Ltd.	4,740	15,163
	Lendlease Corp. Ltd.	74,641	455,781
*	Leo Lithium Ltd.	45,802	19,980
	Lifestyle Communities Ltd.	20,894	291,289
	Link Administration Holdings Ltd.	55,439	75,561
#*	Liontown Resources Ltd.	40,463	45,550
	Lovisa Holdings Ltd.	13,135	246,723
	Lycopodium Ltd.	4,030	19,954
*	Lynas Rare Earths Ltd.	115,143	770,782
	MA Financial Group Ltd.	10,195	36,109
	Macmahon Holdings Ltd.	237,156	25,986
	Macquarie Group Ltd.	8,642	1,152,958
*	Macquarie Telecom Group Ltd.	774	30,621
#	Mader Group Ltd.	1,542	4,714
	Magellan Financial Group Ltd.	21,767	138,371
	MaxiPARTS Ltd.	3,310	4,614
	McMillan Shakespeare Ltd.	17,072	170,921
#	McPherson's Ltd.	35,328	17,838
	Medibank Pvt Ltd.	245,365	511,165
#*	Mesoblast Ltd.	55,890	37,710
#*	Metals X Ltd.	186,167	54,213

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Michael Hill International Ltd.	22,149	$16,440
	Mineral Resources Ltd.	17,676	1,119,069
	Monadelphous Group Ltd.	21,451	211,425
	Monash IVF Group Ltd.	94,179	69,379
*	Mount Gibson Iron Ltd.	137,627	58,502
	Myer Holdings Ltd.	210,138	145,495
	MyState Ltd.	27,641	77,942
*	Nanosonics Ltd.	7,694	26,554
	National Australia Bank Ltd.	132,155	2,981,963
	Navigator Global Investments Ltd.	33,939	29,822
#*	Neometals Ltd.	32,125	19,401
	Netwealth Group Ltd.	27,019	257,688
#*	New Century Resources Ltd.	6,855	4,544
	Newcrest Mining Ltd.	78,184	1,241,190
*	NEXTDC Ltd.	25,724	181,794
	nib holdings Ltd.	91,980	512,757
	Nick Scali Ltd.	15,205	129,326
	Nine Entertainment Co. Holdings Ltd.	387,299	560,355
#*	Nitro Software Ltd.	19,791	30,213
	Northern Star Resources Ltd.	120,126	1,070,385
	Nufarm Ltd.	102,730	432,270
	Objective Corp. Ltd.	3,464	34,155
*	OFX Group Ltd.	53,605	74,755
	OM Holdings Ltd.	98,157	54,913
*	Omni Bridgeway Ltd.	49,334	141,632
	oOh!media Ltd.	146,275	148,939
*	Opthea Ltd.	11,263	7,565
	Orica Ltd.	66,769	700,644
	Orora Ltd.	180,544	382,019
	OZ Minerals Ltd.	61,533	1,218,775
	Pacific Current Group Ltd.	12,386	66,088
	Pact Group Holdings Ltd.	47,849	35,653
#*	Paladin Energy Ltd.	220,403	134,408
#*	Panoramic Resources Ltd.	306,418	39,341
*	Pantoro Ltd.	139,535	9,398
	Paragon Care Ltd.	76,602	16,000
	Peet Ltd.	95,638	77,101
#	PeopleIN Ltd.	4,068	9,520
*	Perenti Ltd.	188,216	167,233
	Perpetual Ltd.	13,345	241,774
	Perseus Mining Ltd.	350,460	532,446
*	PEXA Group Ltd.	7,372	68,064
*	Pilbara Minerals Ltd.	200,846	683,262
#	Pinnacle Investment Management Group Ltd.	7,586	56,517
	Platinum Asset Management Ltd.	102,656	156,780
*	PolyNovo Ltd.	26,754	47,840
#	Praemium Ltd.	43,406	23,675
	Premier Investments Ltd.	20,956	414,389
#	Pro Medicus Ltd.	7,405	353,653
	Propel Funeral Partners Ltd.	4,482	13,274
	PSC Insurance Group Ltd.	21,461	72,065
	PWR Holdings Ltd.	15,753	137,572
*	Qantas Airways Ltd.	51,836	233,979
	QANTM Intellectual Property Ltd.	9,599	6,377
	QBE Insurance Group Ltd.	97,990	956,080
	Qube Holdings Ltd.	207,892	452,056
	Ramelius Resources Ltd.	226,196	160,473
	REA Group Ltd.	3,826	343,084
*	ReadyTech Holdings Ltd.	4,608	11,876

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reckon Ltd.	11,675	$4,953
#*	Red 5 Ltd.	226,829	33,855
#*	Redbubble Ltd.	33,472	10,639
	Reece Ltd.	11,636	133,743
#	Regis Healthcare Ltd.	30,740	37,977
#	Regis Resources Ltd.	200,648	305,014
#*	Reject Shop Ltd.	5,557	16,141
	Reliance Worldwide Corp. Ltd.	167,374	419,183
#	Resimac Group Ltd.	15,412	14,496
#*	Resolute Mining Ltd.	509,850	99,223
*	Retail Food Group Ltd.	216,688	16,126
	Ridley Corp. Ltd.	62,846	85,952
	Rio Tinto Ltd.	40,480	3,632,564
*	RPMGlobal Holdings Ltd.	10,615	12,479
	Sandfire Resources Ltd.	149,175	664,811
	SEEK Ltd.	33,365	577,847
	Select Harvests Ltd.	36,940	104,550
	Servcorp Ltd.	12,793	28,093
	Service Stream Ltd.	137,240	60,352
	Seven Group Holdings Ltd.	14,503	233,422
*	Seven West Media Ltd.	229,807	73,512
	SG Fleet Group Ltd.	2,060	2,958
	Shaver Shop Group Ltd.	20,068	17,162
	Shine Justice Ltd.	11,047	7,866
#*	Sierra Rutile Holdings Ltd.	84,280	11,995
	Sigma Healthcare Ltd.	302,534	135,958
*	Silver Lake Resources Ltd.	247,418	228,765
#*	Silver Mines Ltd.	86,665	12,594
	Sims Ltd.	48,431	525,861
	SmartGroup Corp. Ltd.	22,136	88,698
#	Solvar Ltd.	45,441	67,177
	Sonic Healthcare Ltd.	72,762	1,629,691
	Southern Cross Electrical Engineering Ltd.	53,407	26,647
	Southern Cross Media Group Ltd.	72,250	59,105
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	57,980
*	St Barbara Ltd.	218,829	118,165
	Steadfast Group Ltd.	130,046	483,145
	Suncorp Group Ltd.	110,196	979,569
	Sunland Group Ltd.	20,765	26,112
	Super Retail Group Ltd.	43,940	396,517
*	Superloop Ltd.	92,203	47,006
	Symbio Holdings Ltd.	9,613	12,928
*	Syrah Resources Ltd.	107,992	169,806
	Technology One Ltd.	55,817	577,114
	Telstra Corp., Ltd.	370,530	1,070,899
#*	Temple & Webster Group Ltd.	7,540	30,763
#*	Tesserent Ltd.	114,733	8,180
	TPG Telecom Ltd.	40,084	137,079
	Transurban Group	81,227	796,361
*	Tuas Ltd.	44,136	42,824
Ω	Viva Energy Group Ltd.	227,605	470,557
#*	Webjet Ltd.	41,618	202,837
	Wesfarmers Ltd.	51,660	1,821,361
*	West African Resources Ltd.	223,152	176,834
#*	Westgold Resources Ltd.	118,872	102,470
	Westpac Banking Corp.	140,690	2,367,231
*††	Wiluna Mining Corp. Ltd.	10,550	1,145
	WiseTech Global Ltd.	6,887	298,617

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd.	110,559	$2,862,801
	Woolworths Group Ltd.	57,381	1,466,512
	Worley Ltd.	52,938	581,135
*	Xero Ltd.	1,876	103,399
#*	Zip Co. Ltd.	36,629	17,279
TOTAL AUSTRALIA			88,444,086
AUSTRIA — (0.7%)
*	Addiko Bank AG	2,404	31,389
	Agrana Beteiligungs AG	4,134	74,240
	ANDRITZ AG	14,055	840,510
	AT&S Austria Technologie & Systemtechnik AG	7,846	269,209
Ω	BAWAG Group AG	17,055	1,056,469
	CA Immobilien Anlagen AG	6,860	213,952
*	DO & Co. AG	1,322	140,001
	Erste Group Bank AG	43,341	1,644,537
	EVN AG	10,142	214,002
*	FACC AG	1,800	13,138
*	Flughafen Wien AG	563	20,565
*	Immofinanz AG	11,636	0
	Lenzing AG	2,336	165,438
	Mayr Melnhof Karton AG	1,336	223,873
	Oesterreichische Post AG	901	32,087
	OMV AG	32,583	1,632,090
	Palfinger AG	2,862	86,673
	POLYTEC Holding AG	2,865	15,156
	Porr AG	5,998	86,362
*	Raiffeisen Bank International AG	28,307	509,304
	Rosenbauer International AG	724	26,189
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	108,563
	Semperit AG Holding	2,677	65,749
	Strabag SE	3,329	140,671
	Telekom Austria AG	37,674	253,233
	UBM Development AG	1,080	35,114
	UNIQA Insurance Group AG	25,424	213,801
	Verbund AG	1,899	161,687
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,257	88,637
	voestalpine AG	27,884	926,490
	Wienerberger AG	21,886	658,134
	Zumtobel Group AG	7,627	60,659
TOTAL AUSTRIA			10,007,922
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,238	1,079,515
	Ageas SA	33,292	1,625,381
*	AGFA-Gevaert NV	41,313	129,495
*	Argenx SE, ADR	455	173,924
	Atenor	1,229	67,125
	Barco NV	6,310	159,729
	Bekaert SA	9,912	418,137
	bpost SA	22,516	122,070
*	Cie d'Entreprises CFE	2,314	23,337
	Deceuninck NV	23,820	64,320
*	Deme Group NV	2,314	299,413
	D'ieteren Group	2,565	490,211
	Econocom Group SA	34,290	106,513
#	Elia Group SA	4,267	599,165
#	Etablissements Franz Colruyt NV	11,536	305,055

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	EVS Broadcast Equipment SA	1,977	$47,918
	Fagron	12,854	190,056
	Gimv NV	5,999	282,347
*	Greenyard NV	2,112	15,384
	Immobel SA	938	48,144
	Ion Beam Applications	2,451	44,234
	Jensen-Group NV	1,201	39,852
	KBC Group NV	46,398	3,436,573
#*	Kinepolis Group NV	3,384	143,247
	Lotus Bakeries NV	92	598,364
	Melexis NV	4,656	495,977
#*	Ontex Group NV	18,660	145,025
*	Orange Belgium SA	3,514	63,468
	Proximus SADP	33,631	344,621
	Recticel SA	11,663	218,725
	Shurgard Self Storage SA	3,633	175,307
	Solvay SA	19,322	2,251,621
	Telenet Group Holding NV	6,332	109,145
*	Tessenderlo Group SA	6,597	233,286
	UCB SA	8,747	718,169
	Umicore SA	34,819	1,316,314
	Van de Velde NV	1,542	52,213
	VGP NV	2,000	199,842
TOTAL BELGIUM			16,833,222
CANADA — (10.8%)
*	5N Plus, Inc.	21,900	52,012
#	Acadian Timber Corp.	3,200	38,937
	Aecon Group, Inc.	18,295	154,137
	AG Growth International, Inc.	4,100	153,486
	AGF Management Ltd., Class B	15,987	101,770
#	Agnico Eagle Mines Ltd.	42,413	2,395,316
#*	Aimia, Inc.	25,250	69,646
*	Air Canada	18,758	318,331
	AirBoss of America Corp.	3,978	32,558
	Alamos Gold, Inc.,Class A	104,428	1,152,328
	Algoma Central Corp.	3,100	38,210
	Algonquin Power & Utilities Corp.	40,137	293,000
	Alimentation Couche-Tard, Inc.	46,595	2,127,776
#	AltaGas Ltd.	55,064	1,029,644
	Altus Group Ltd.	2,516	107,671
	Amerigo Resources Ltd.	45,106	52,545
	Andlauer Healthcare Group, Inc.	3,888	141,196
*	Argonaut Gold, Inc.	81,374	43,422
*	Aritzia, Inc.	20,386	735,278
	Atco Ltd., Class I	10,864	345,708
*	ATS Corp.	12,469	504,926
*	AutoCanada, Inc.	4,621	93,076
	B2Gold Corp.	277,920	1,101,546
	Badger Infrastructure Solutions Ltd.	7,656	182,402
#*	Ballard Power Systems, Inc.	24,548	160,298
	Bank of Montreal	54,814	5,516,430
	Bank of Nova Scotia	74,200	4,016,556
	Barrick Gold Corp.	103,201	2,018,720
#	BCE, Inc.	28,458	1,346,038
	Bird Construction, Inc.	9,530	60,881
	Black Diamond Group Ltd.	7,742	29,675
#*,*	BlackBerry Ltd.	40,940	174,342
	BMTC Group, Inc.	3,210	33,365

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bombardier, Inc., Class A	256	$12,462
*	Bombardier, Inc., Class B	12,094	584,173
*	Bonterra Energy Corp.	6,000	29,988
	Boralex, Inc., Class A	14,766	413,166
#	Boyd Group Services, Inc.	3,239	495,338
	Bridgemarq Real Estate Services	1,100	11,119
#*	Brookfield Asset Management Ltd., Class A	7,370	240,614
	Brookfield Corp., Class A	29,369	1,092,527
#	Brookfield Infrastructure Corp., Class A	15,537	686,265
	Brookfield Reinsurance Ltd.	109	4,047
	BRP, Inc.	4,768	397,874
*	Calfrac Well Services Ltd.	6,700	32,076
	Calian Group Ltd.	1,100	50,968
#	Cameco Corp.	11,541	323,262
	Canaccord Genuity Group, Inc.	29,719	257,086
#*	Canada Goose Holdings, Inc.	12,281	297,077
	Canadian Imperial Bank of Commerce	60,732	2,771,393
	Canadian National Railway Co.	18,770	2,235,313
	Canadian Pacific Railway Ltd.	9,932	783,650
#	Canadian Tire Corp. Ltd., Class A	11,455	1,361,979
#	Canadian Utilities Ltd., Class A	13,383	371,954
	Canadian Utilities Ltd., Class B	500	14,015
	Canadian Western Bank	25,823	545,746
*	Canfor Corp.	17,127	324,506
*	Canfor Pulp Products, Inc.	11,391	34,844
*	Capstone Copper Corp.	94,775	465,132
	Cascades, Inc.	21,603	149,535
	CCL Industries, Inc., Class B	19,343	904,675
*	Celestica, Inc.	29,227	389,596
	Centerra Gold, Inc.	57,303	367,793
	CES Energy Solutions Corp.	71,198	155,180
*	CGI, Inc.	20,094	1,723,678
#	Chesswood Group Ltd.	2,800	23,148
	CI Financial Corp.	47,464	566,122
*	Cineplex, Inc.	1,096	7,199
	Cogeco Communications, Inc.	4,447	229,778
	Cogeco, Inc.	3,876	172,775
	Colliers International Group, Inc.	5,484	588,214
	Computer Modelling Group Ltd.	18,890	87,880
	Constellation Software, Inc.	952	1,681,961
#*	Copper Mountain Mining Corp.	51,894	88,144
#	Corus Entertainment, Inc., Class B	54,490	92,144
#*	Denison Mines Corp.	97,775	140,356
*	Descartes Systems Group, Inc.	1,922	140,344
	Dexterra Group, Inc.	10,672	47,884
	Dollarama, Inc.	22,151	1,324,682
	Doman Building Materials Group Ltd.	20,500	114,321
#	Dorel Industries, Inc., Class B	8,016	33,195
	DREAM Unlimited Corp., Class A	9,274	194,942
	Dundee Precious Metals, Inc.	48,738	318,314
	Dye & Durham Ltd.	12,373	197,886
	Dynacor Group, Inc.	9,100	19,629
	ECN Capital Corp.	45,365	99,557
	E-L Financial Corp. Ltd.	200	138,794
#*,*	Eldorado Gold Corp.	48,083	460,224
	Element Fleet Management Corp.	121,652	1,718,881
	Empire Co. Ltd., Class A	34,189	983,876
#	Enbridge, Inc.	49,806	2,039,979
	Endeavour Mining PLC	43,160	1,016,919

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enghouse Systems Ltd.	8,153	$242,222
*	Ensign Energy Services, Inc.	37,617	109,694
	EQB, Inc.	5,500	272,572
*	Equinox Gold Corp.	59,303	270,131
*	ERO Copper Corp.	11,587	190,279
	Evertz Technologies Ltd.	7,206	67,589
	Exchange Income Corp.	5,458	227,418
#	Exco Technologies Ltd.	6,801	39,000
	Extendicare, Inc.	19,418	97,926
	Fairfax Financial Holdings Ltd.	3,493	2,312,487
	Fiera Capital Corp.	15,753	111,173
	Finning International, Inc.	35,635	1,005,402
	Firm Capital Mortgage Investment Corp.	9,400	83,364
#	First Majestic Silver Corp.	30,317	239,201
#*	First Mining Gold Corp.	44,500	6,856
#	First National Financial Corp.	4,125	121,746
	First Quantum Minerals Ltd.	90,923	2,109,499
	FirstService Corp.	5,794	827,981
#*	Fission Uranium Corp.	72,500	47,405
*	Foraco International SA	7,600	10,167
	Fortis, Inc.	14,552	598,815
#*,*	Fortuna Silver Mines, Inc.	37,419	144,535
#	Freehold Royalties Ltd.	40,700	491,869
*	Frontera Energy Corp.	5,333	48,659
#*	Galiano Gold, Inc.	35,902	21,856
*	GDI Integrated Facility Services, Inc.	3,200	111,809
	George Weston Ltd.	7,389	950,566
#	GFL Environmental, Inc.	5,881	181,488
#	Gibson Energy, Inc.	32,935	589,862
	Gildan Activewear, Inc.	31,441	985,100
	goeasy Ltd.	3,450	321,729
*	GoGold Resources, Inc.	11,234	18,828
#*	GoldMoney, Inc.	5,800	7,846
	Great-West Lifeco, Inc.	22,672	601,326
	Guardian Capital Group Ltd., Class A	5,628	169,193
	Hammond Power Solutions, Inc.	900	16,572
	Headwater Exploration, Inc.	35,140	171,666
*	Heroux-Devtek, Inc.	8,414	94,286
	High Liner Foods, Inc.	5,650	61,360
#	HLS Therapeutics, Inc.	700	4,919
	Home Capital Group, Inc.	15,142	482,750
	Hudbay Minerals, Inc.	63,414	368,168
Ω	Hydro One Ltd.	17,100	467,550
	iA Financial Corp., Inc.	24,000	1,481,433
*	IAMGOLD Corp.	226,995	638,037
#	IGM Financial, Inc.	14,464	451,460
*	Imperial Metals Corp.	8,315	13,811
	Information Services Corp.	3,800	65,059
#	Innergex Renewable Energy, Inc.	15,851	188,459
	Intact Financial Corp.	11,716	1,699,703
*	Interfor Corp.	21,569	431,364
*	Ivanhoe Mines Ltd., Class A	25,875	243,086
Ω	Jamieson Wellness, Inc.	6,632	184,772
#*	Journey Energy, Inc.	5,500	21,040
*	Karora Resources, Inc.	21,675	85,524
	K-Bro Linen, Inc.	2,521	54,928
#	Keyera Corp.	33,197	757,227
*	Kinaxis, Inc.	1,766	205,262
	Kinross Gold Corp.	390,138	1,814,887

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Knight Therapeutics, Inc.	28,671	$110,327
	KP Tissue, Inc.	3,500	26,805
	Labrador Iron Ore Royalty Corp.	12,609	369,869
*	Largo, Inc.	4,043	25,708
	Lassonde Industries, Inc., Class A	2,312	203,042
	Laurentian Bank of Canada	12,373	332,631
	Leon's Furniture Ltd.	8,006	113,121
#*	Lightspeed Commerce, Inc.	23,872	432,083
	Linamar Corp.	13,528	690,863
	Loblaw Cos. Ltd.	16,488	1,477,147
#*	Lucara Diamond Corp.	114,752	54,334
	Lundin Gold, Inc.	15,911	184,156
	Lundin Mining Corp.	167,701	1,269,211
#*	MAG Silver Corp.	3,365	46,134
	Magellan Aerospace Corp.	4,737	32,754
	Magna International, Inc.	51,374	3,335,983
*	Mainstreet Equity Corp.	900	89,313
*	Major Drilling Group International, Inc.	12,288	101,865
*	Mandalay Resources Corp.	5,100	9,353
#	Manulife Financial Corp.	81,933	1,622,273
#	Maple Leaf Foods, Inc.	20,700	393,449
	Martinrea International, Inc.	20,736	200,573
*	Maverix Metals, Inc.	7,408	0
*	MDA Ltd.	2,100	10,890
	Medical Facilities Corp.	9,857	59,192
	Melcor Developments Ltd.	3,200	27,922
	Methanex Corp.	3,854	182,410
	Metro, Inc.	19,368	1,051,283
	Morguard Corp.	700	61,722
	MTY Food Group, Inc.	3,585	185,454
#	Mullen Group Ltd.	29,081	307,738
#	National Bank of Canada	48,537	3,646,066
	Neighbourly Pharmacy, Inc.	800	12,127
	Neo Performance Materials, Inc.	3,400	29,361
*	New Gold, Inc.	178,103	210,155
#	NFI Group, Inc.	14,396	116,960
	North American Construction Group Ltd.	10,692	158,406
#	North West Co., Inc.	11,509	313,469
	Northland Power, Inc.	43,956	1,180,705
	Nutrien Ltd.	55,811	4,620,607
*	OceanaGold Corp.	197,015	426,443
	Onex Corp.	14,820	765,978
	Open Text Corp.	37,704	1,264,957
#	Osisko Gold Royalties Ltd.	35,796	479,002
*	Osisko Mining, Inc.	41,503	116,659
#	Pan American Silver Corp.	38,891	708,980
	Parex Resources, Inc.	23,608	401,880
	Park Lawn Corp.	5,600	113,469
	Parkland Corp.	37,385	878,325
	Pason Systems, Inc.	14,685	174,161
	Pembina Pipeline Corp.	28,144	999,112
	PHX Energy Services Corp.	13,038	78,098
#*	Pieridae Energy Ltd.	25,800	18,421
#	Pine Cliff Energy Ltd.	21,000	20,676
	Pizza Pizza Royalty Corp.	7,900	83,836
	Polaris Renewable Energy, Inc.	6,500	70,445
	PrairieSky Royalty Ltd.	55,279	949,741
*	Precision Drilling Corp.	3,590	286,138
#	Premium Brands Holdings Corp.	5,554	388,369

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Primo Water Corp.	30,487	$477,122
#	Quarterhill, Inc.	31,600	45,124
	Quebecor, Inc., Class B	25,512	605,132
#*	Real Matters, Inc.	10,100	40,231
	Restaurant Brands International, Inc.	23,231	1,554,851
*	RF Capital Group, Inc.	696	7,136
	Richelieu Hardware Ltd.	11,988	356,518
	Ritchie Bros Auctioneers, Inc.	15,397	931,058
	Rogers Communications, Inc.,Class B	34,480	1,676,921
	Rogers Sugar, Inc.	23,918	102,823
	Royal Bank of Canada	105,076	10,755,305
	Russel Metals, Inc.	18,045	439,546
*	Sabina Gold & Silver Corp.	51,951	52,710
	Sandstorm Gold Ltd.	23,520	136,222
*	Sangoma Technologies Corp.	1,400	6,376
	Saputo, Inc.	25,665	707,521
#	Savaria Corp.	5,400	60,431
*	Seabridge Gold, Inc.	8,561	112,663
	Secure Energy Services, Inc.	61,786	376,136
	Shaw Communications, Inc.,Class B	67,438	2,006,973
*	ShawCor Ltd.	18,794	200,575
*	Shopify, Inc., Class A	5,470	269,507
#	Sienna Senior Living, Inc.	13,800	126,534
*	SilverCrest Metals, Inc.	2,775	18,121
Ω	Sleep Country Canada Holdings, Inc.	10,687	207,949
	SNC-Lavalin Group, Inc.	29,030	622,905
Ω	Spin Master Corp.	7,431	195,248
#	Sprott, Inc.	754	29,760
	SSR Mining, Inc.	57,515	973,082
	Stantec, Inc.	16,651	868,344
	Stella-Jones, Inc.	15,995	582,074
*Ω	STEP Energy Services Ltd.	6,300	24,905
	Sun Life Financial, Inc.	53,787	2,701,729
#*,*	SunOpta, Inc.	4,792	39,210
#	Superior Plus Corp.	25,330	204,841
	Sylogist Ltd.	3,900	18,056
#*,*	Taseko Mines Ltd.	77,879	138,583
	TELUS Corp.	2,996	64,556
	TELUS Corp.	5,810	125,191
#*,*	TELUS International CDA, Inc.	1,709	40,724
	TerraVest Industries, Inc.	1,300	26,575
	TFI International, Inc.	14,177	1,578,846
#	Thomson Reuters Corp.	2,478	294,808
	Tidewater Midstream & Infrastructure Ltd.	71,300	57,338
	Timbercreek Financial Corp.	20,935	125,086
	TMX Group Ltd.	4,947	487,580
*	Torex Gold Resources, Inc.	25,114	345,222
	Toromont Industries Ltd.	10,230	817,216
	Toronto-Dominion Bank	63,550	4,398,715
	Total Energy Services, Inc.	13,840	96,424
#	Transcontinental, Inc., Class A	19,732	220,521
*	Trican Well Service Ltd.	61,315	158,524
	Tricon Residential, Inc.	34,591	300,231
	Triple Flag Precious Metals Corp.	4,467	60,354
*	Trisura Group Ltd.	7,212	227,165
*	Uni-Select, Inc.	8,311	247,853
	VersaBank	2,400	18,831
*	Viemed Healthcare, Inc.	5,400	46,023
	Wajax Corp.	6,875	118,842

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc.	6,148	$817,069
*	Wesdome Gold Mines Ltd.	30,900	143,289
	West Fraser Timber Co. Ltd.	22,356	1,943,832
	Western Forest Products, Inc.	95,411	101,825
#	Westshore Terminals Investment Corp.	14,446	266,109
#	Wheaton Precious Metals Corp.	9,419	430,825
#*	WildBrain Ltd.	40,263	86,242
	Winpak Ltd.	4,914	153,490
	WSP Global, Inc.	6,856	874,320
	Yamana Gold, Inc.	244,899	1,477,354
	Yellow Pages Ltd.	3,807	41,631
TOTAL CANADA			153,699,305
CHINA — (0.0%)
	AustAsia Group Ltd.	31,206	22,685
Ω	BOC Aviation Ltd.	24,800	206,533
	China Gold International Resources Corp. Ltd.	56,934	204,536
	Fountain SET Holdings Ltd.	164,000	17,994
*	Goodbaby International Holdings Ltd.	231,000	22,397
TOTAL CHINA			474,145
COLOMBIA — (0.0%)
	Canacol Energy Ltd.	1,773	15,724
DENMARK — (1.7%)
*	ALK-Abello AS	22,280	332,819
	Alm Brand AS	173,758	322,461
*	Ambu AS, Class B	4,610	63,679
	AP Moller - Maersk AS, Class A	196	417,666
	AP Moller - Maersk AS, Class B	248	539,472
#*	Bang & Olufsen AS	27,144	46,882
	BankNordik P/F	1,197	27,319
*	Bavarian Nordic AS	19,397	621,159
*	Brodrene Hartmann AS	947	40,874
#	cBrain AS	1,564	35,265
	Chr Hansen Holding AS	15,547	1,147,911
	Coloplast AS, Class B	14,837	1,791,337
	Columbus AS	25,009	23,218
	Danske Bank AS	61,163	1,274,243
*	Demant AS	16,245	459,842
	Dfds AS	9,816	370,018
	DSV AS	10,724	1,774,072
#	FLSmidth & Co. AS	6,569	282,244
	GN Store Nord AS	31,189	769,005
#	GronlandsBANKEN AS	259	23,103
*	H+H International AS, Class B	3,579	54,862
*	ISS AS	41,489	907,103
	Jeudan AS	1,620	62,070
*	Jyske Bank AS	15,613	1,126,062
	Matas AS	10,756	117,050
*Ω	Netcompany Group AS	6,439	256,253
*	Nilfisk Holding AS	3,971	79,039
*	NKT AS	11,448	714,376
*Ω	NNIT AS	3,366	33,319
	North Media AS	2,064	19,802
#*	NTG Nordic Transport Group AS, Class A	2,319	94,828
Ω	Orsted AS	4,967	442,321
	Pandora AS	21,448	1,785,995

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Parken Sport & Entertainment AS	1,139	$13,427
	Per Aarsleff Holding AS	4,795	199,220
	Ringkjoebing Landbobank AS	7,641	1,111,938
	Rockwool AS, Class B	1,790	513,215
	ROCKWOOL AS, Class A	1,003	287,343
#*	RTX AS	1,768	36,463
	Schouw & Co. AS	3,662	283,743
	SimCorp AS	8,484	594,134
	Solar AS, Class B	1,580	145,980
	SP Group AS	1,454	53,086
	Spar Nord Bank AS	24,008	382,420
	Sparekassen Sjaelland-Fyn AS	1,486	41,093
	Sydbank AS	16,028	730,849
	TCM Group AS	1,798	19,200
*	Tivoli AS	661	74,381
	Topdanmark AS	12,899	696,258
	Tryg AS	31,262	717,403
	UIE PLC	3,870	105,303
	Vestas Wind Systems AS	48,027	1,405,347
TOTAL DENMARK			23,466,472
FINLAND — (1.8%)
	Aktia Bank Oyj	15,644	185,252
	Alandsbanken Abp, Class B	1,334	52,800
	Alma Media Oyj	6,819	71,100
	Aspo Oyj	5,171	46,819
	Atria Oyj	4,031	43,840
	Cargotec Oyj, Class B	9,960	507,091
	Caverion Oyj	16,523	152,465
	Citycon Oyj	11,056	83,316
	Digia Oyj	3,511	24,175
	Elisa Oyj	22,402	1,276,312
Ω	Enento Group Oyj	2,714	63,462
	Fiskars Oyj Abp	6,389	118,828
	Fortum Oyj	21,646	325,388
*	F-Secure Oyj	9,210	29,402
	Glaston OYJ ABP	7,940	8,035
	Gofore Oyj	928	25,829
	Harvia Oyj	3,039	66,310
#	HKScan Oyj, Class A	10,963	11,255
#	Huhtamaki Oyj	21,679	810,857
	Ilkka Oyj	2,909	12,226
	Incap Oyj	2,299	47,036
#	Kamux Corp.	5,559	27,307
	Kemira Oyj	29,190	473,589
	Kesko Oyj, Class A	17,107	395,751
	Kesko Oyj, Class B	52,528	1,223,560
	Kojamo Oyj	19,435	298,417
	Kone Oyj, Class B	27,929	1,523,138
	Konecranes Oyj	21,984	715,392
#	Lassila & Tikanoja Oyj	7,680	96,428
	Marimekko Oyj	8,031	80,517
	Metsa Board Oyj, Class B	41,089	366,783
	Metso Outotec Oyj	81,791	940,014
	Musti Group Oyj	5,543	93,810
	Neste Oyj	17,412	832,333
	Nokia Oyj	230,717	1,093,948
#	Nokia Oyj, Sponsored ADR	124,076	590,602
	Nokian Renkaat Oyj	33,630	402,838

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	210,554	$2,464,550
	Oma Saastopankki Oyj	1,214	24,765
	Oriola Oyj, Class A	2,227	4,464
	Oriola Oyj, Class B	38,503	72,247
	Outokumpu Oyj	100,730	576,837
#	Ponsse Oyj	2,973	84,974
*	QT Group Oyj	595	34,893
	Raisio Oyj, Class V	36,963	97,933
	Rapala VMC Oyj	1,151	6,053
	Revenio Group Oyj	5,089	208,042
Ω	Rovio Entertainment Oyj	9,200	73,699
	Sampo Oyj, Class A	37,984	1,994,140
	Sanoma Oyj	21,019	223,584
	Scanfil Oyj	2,122	16,762
	Stora Enso Oyj, Class R	83,794	1,197,866
	Taaleri Oyj	4,591	62,930
#	Talenom Oyj	3,569	35,256
	TietoEVRY Oyj	23,353	711,193
	Tokmanni Group Corp.	12,950	166,972
	UPM-Kymmene Oyj	52,586	1,906,043
	Uponor Oyj	16,500	293,857
	Vaisala Oyj, Class A	3,697	158,927
	Valmet Oyj	39,957	1,254,763
#	Verkkokauppa.com Oyj	1,932	5,929
	Wartsila OYJ Abp	49,352	469,391
*	WithSecure Oyj	9,210	14,157
	YIT Oyj	41,269	120,767
TOTAL FINLAND			25,397,219
FRANCE — (7.6%)
	ABC arbitrage	8,258	58,201
*	Accor SA	33,341	1,082,181
*	Aeroports de Paris	1,257	195,008
*	Air France-KLM	88,981	150,422
	Airbus SE	24,597	3,083,624
	AKWEL	2,771	47,425
Ω	ALD SA	28,777	361,777
	Alstom SA	51,759	1,539,062
	Altamir	3,848	108,406
	Alten SA	5,685	873,535
Ω	Amundi SA	9,880	646,843
	Arkema SA	15,228	1,540,887
	Assystem SA	1,573	74,060
#*	Atos SE	20,684	272,853
	Aubay	1,418	73,062
	AXA SA	107,411	3,351,118
	Axway Software SA	2,380	57,189
	Bastide le Confort Medical	789	27,890
	Beneteau SA	9,994	163,814
	Bigben Interactive	3,977	27,419
	BioMerieux	3,976	405,337
	BNP Paribas SA	45,758	3,142,746
	Boiron SA	1,017	46,413
	Bollore SE	83,620	467,885
	Bonduelle SCA	4,816	64,704
*††	Bourbon Corp.	3,477	0
	Bouygues SA	24,872	819,382
	Bureau Veritas SA	43,168	1,234,236
	Capgemini SE	7,430	1,410,107

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	131,736	$2,505,746
#*	Casino Guichard Perrachon SA	9,663	118,748
	Catana Group	5,629	40,691
	CBo Territoria	5,862	23,554
	Cegedim SA	1,934	37,863
*	CGG SA	192,877	162,434
#	Chargeurs SA	4,384	73,259
	Cie de Saint-Gobain	49,501	2,842,900
*	Cie des Alpes	3,645	57,646
	Cie Generale des Etablissements Michelin SCA	81,354	2,572,398
	Cie Plastic Omnium SA	9,414	164,758
*	Coface SA	29,061	406,357
	Credit Agricole SA	78,115	940,601
	Danone SA	17,675	969,284
	Dassault Systemes SE	7,704	286,519
	Derichebourg SA	27,761	190,531
	Edenred	18,447	1,004,798
	Eiffage SA	21,143	2,258,296
	Electricite de France SA	13,514	177,507
#*Ω	Elior Group SA	28,156	97,439
	Elis SA	53,378	937,495
	Engie SA	166,336	2,361,949
	Equasens	680	54,851
	Eramet SA	2,328	232,667
	EssilorLuxottica SA	7,122	1,306,740
	Eurazeo SE	7,078	496,502
Ω	Euronext NV	16,777	1,359,472
#	Eutelsat Communications SA	48,179	368,443
*	Exail Technologies SA	1,962	42,725
*	Faurecia SE	25,113	498,779
	Fnac Darty SA	4,588	169,812
	Gaztransport Et Technigaz SA	6,477	716,072
	Getlink SE	21,835	369,312
*	GL Events	2,690	62,873
	Groupe Crit	826	61,292
	Guerbet	2,118	42,308
	Guillemot Corp.	678	7,746
	Hermes International	1,336	2,500,336
	HEXAOM	901	19,352
*	ID Logistics Group	660	205,141
	Imerys SA	8,616	357,346
	Infotel SA	752	45,746
	Ipsen SA	8,567	899,835
	IPSOS	10,845	702,838
	Jacquet Metals SACA	3,858	73,913
*	JCDecaux SE	17,391	393,538
#	Kaufman & Broad SA	3,936	123,678
	Kering SA	4,379	2,732,306
	Korian SA	19,831	207,648
	Lectra	6,056	252,216
	Legrand SA	13,791	1,229,662
	Linedata Services	158	8,304
	LISI	5,674	126,233
#	LNA Sante SA	1,295	44,214
	L'Oreal SA	6,238	2,575,743
*	Lumibird	601	11,911
	LVMH Moet Hennessy Louis Vuitton SE	13,654	11,919,609
Ω	Maisons du Monde SA	7,630	93,833
	Manitou BF SA	2,842	83,511

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Manutan International	278	$31,291
	Mersen SA	4,927	218,721
	Metropole Television SA	8,095	128,929
#*	Nacon SA	1,788	4,596
Ω	Neoen SA	7,548	283,423
	Neurones	226	9,659
	Nexans SA	6,710	711,552
	Nexity SA	10,639	321,393
	NRJ Group	4,221	29,859
#	Oeneo SA	5,302	81,676
*	OL Groupe SA	4,903	15,785
	Orange SA	453,437	4,798,611
#*	OSE Immuno	1,573	10,553
	Pierre Et Vacances SA	14,537	25,355
*	Prodways Group SA	1,203	4,085
	Publicis Groupe SA	26,949	1,900,972
	Quadient SA	10,199	179,866
#*††	Recylex SA	3,158	0
*	Renault SA	34,782	1,414,217
	Rexel SA	66,260	1,465,830
	Robertet SA	71	66,948
	Rothschild & Co.	9,160	386,900
	Rubis SCA	13,953	390,479
	Safran SA	5,235	752,769
	Samse SA	106	21,639
	Savencia SA	1,171	77,155
	SCOR SE	41,487	1,023,991
	SEB SA	5,400	564,710
	Seche Environnement SA	450	49,010
	SES SA	101,833	790,237
*Ω	SMCP SA	8,468	67,209
	Societe BIC SA	5,338	387,569
	Societe Generale SA	70,995	2,113,278
	Societe LDC SA	707	84,172
	Societe pour l'Informatique Industrielle	2,064	107,679
*	SOITEC	3,370	511,063
*	Solocal Group	15,928	11,998
	Sopra Steria Group SACA	3,410	567,245
	SPIE SA	34,312	936,727
#*Ω	SRP Groupe SA	5,370	9,642
	Stef SA	1,222	128,607
	STMicroelectronics NV	39,978	1,882,496
#	STMicroelectronics NV	8,794	415,253
	Sword Group	1,865	90,870
	Synergie SE	2,431	88,351
	Technip Energies NV	32,268	625,589
	Teleperformance	5,587	1,553,112
	Television Francaise 1	11,390	91,096
	Thermador Groupe	1,879	189,225
#	Tikehau Capital SCA	5,190	147,866
	Totalenergies EP Gabon	250	42,806
*	Touax SA	1,701	15,269
	Trigano SA	2,260	315,032
*	Ubisoft Entertainment SA	21,705	449,436
	Union Financiere de France BQE SA	1,264	29,021
	Valeo	57,158	1,249,174
*	Vallourec SA	25,550	372,947
#*	Vantiva SA	3,412	982
	Veolia Environnement SA	35,647	1,058,090

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Verallia SA	19,194	$708,676
	Vetoquinol SA	545	50,598
	Vilmorin & Cie SA	1,914	96,288
	Vinci SA	47,193	5,332,316
	Virbac SA	752	228,213
	Vivendi SE	92,769	996,318
#*	Voltalia SA	4,875	92,270
	Wavestone	1,568	82,309
*Ω	Worldline SA	30,502	1,383,744
*Ω	X-Fab Silicon Foundries SE	10,365	90,670
*	Xilam Animation SA	537	20,426
TOTAL FRANCE			108,336,709
GERMANY — (7.2%)
	1&1 AG	12,408	173,197
	3U Holding AG	898	3,917
	7C Solarparken AG	12,357	58,965
*	Aareal Bank AG	15,902	559,894
	Adesso SE	821	129,872
	Adidas AG	9,496	1,529,010
	AIXTRON SE	6,164	183,660
	All for One Group SE	614	29,259
	Allgeier SE	1,476	47,377
	Allianz SE	32,123	7,681,053
	AlzChem Group AG	529	11,049
	Amadeus Fire AG	1,214	169,103
#	Aroundtown SA	115,812	322,444
	Atoss Software AG	1,196	211,607
Ω	Aumann AG	1,547	23,136
	Aurubis AG	9,731	1,029,120
#*Ω	Auto1 Group SE	7,864	63,710
	BASF SE	85,042	4,875,919
	Basler AG	2,115	78,288
#*	Bauer AG	3,724	26,835
	Bayerische Motoren Werke AG	25,608	2,608,550
	BayWa AG	4,809	219,323
	Bechtle AG	19,791	834,008
Ω	Befesa SA	6,489	372,216
	Bertrandt AG	1,821	89,040
*	Bijou Brigitte AG	1,184	56,429
	Bilfinger SE	8,032	276,543
#*	Borussia Dortmund GmbH & Co. KGaA	17,524	78,200
	Brenntag SE	27,213	2,031,396
	CANCOM SE	3,921	135,175
	Carl Zeiss Meditec AG	4,237	611,476
	CECONOMY AG	43,005	105,469
	CENIT AG	1,138	15,169
	Cewe Stiftung & Co. KGAA	1,993	197,540
*	Commerzbank AG	263,327	3,010,205
	CompuGroup Medical SE & Co. KgaA	6,366	298,357
	Continental AG	15,303	1,074,503
Ω	Covestro AG	52,330	2,409,509
	CropEnergies AG	9,615	125,194
*	CTS Eventim AG & Co. KGaA	13,951	979,315
*	Daimler Truck Holding AG	58,872	1,978,312
*Ω	Delivery Hero SE	5,316	321,389
#	Deutsche Bank AG	183,602	2,456,595
	Deutsche Beteiligungs AG	3,648	117,540
	Deutsche Boerse AG	4,658	833,513

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Deutsche Lufthansa AG	28,532	$302,288
Ω	Deutsche Pfandbriefbank AG	38,281	349,175
	Deutsche Post AG	101,344	4,363,537
	Deutsche Telekom AG	339,750	7,569,222
	Deutsche Wohnen SE	5,597	132,197
	Deutz AG	16,578	90,619
#	DIC Asset AG	8,141	78,249
	DMG Mori AG	768	35,151
#	Dr Hoenle AG	981	21,653
	Draegerwerk AG & Co. KGaA	933	37,658
	Duerr AG	14,318	546,288
Ω	DWS Group GmbH & Co. KGaA	6,681	240,309
	E.ON SE	363,084	3,958,672
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	157,807
	EDAG Engineering Group AG	3,367	37,386
	Elmos Semiconductor SE	2,036	138,321
	ElringKlinger AG	8,030	69,893
	Encavis AG	20,225	391,869
	Energiekontor AG	2,205	189,184
	Evonik Industries AG	42,067	935,088
	Fabasoft AG	710	16,205
	Fielmann AG	5,853	220,601
#*	flatexDEGIRO AG	6,637	56,476
	FORTEC Elektronik AG	65	1,823
*	Fraport AG Frankfurt Airport Services Worldwide	9,887	562,681
	Freenet AG	34,940	849,365
	Fresenius Medical Care AG & Co. KGaA	28,622	1,074,890
	Fuchs Petrolub SE	7,059	233,620
	GEA Group AG	24,829	1,120,282
	Gerresheimer AG	8,537	631,346
	GESCO SE NA O.N	2,374	63,621
	GFT Technologies SE	5,152	215,114
*	GK Software SE	194	29,995
*	Global Fashion Group SA	34	43
	Grand City Properties SA	15,042	160,320
	GRENKE AG	1,834	53,271
*	H&R GmbH & Co. KGaA	3,109	20,352
	Hamburger Hafen und Logistik AG	6,797	95,997
	Hannover Rueck SE	3,377	685,762
#Ω	Hapag-Lloyd AG	2,513	551,123
#*	Heidelberger Druckmaschinen AG	78,275	160,907
*	HelloFresh SE	23,127	562,247
	Henkel AG & Co. KGaA	5,846	390,620
	Hensoldt AG	8,429	244,384
*	Highlight Communications AG	1,578	6,387
	Hochtief AG	7,024	445,311
	Hornbach Holding AG & Co. KGaA	2,894	256,377
	HUGO BOSS AG	14,400	977,906
#*	Hypoport SE	566	77,110
	Indus Holding AG	5,552	146,790
	Infineon Technologies AG	56,392	2,030,702
Ω	Instone Real Estate Group SE	7,772	79,307
	IVU Traffic Technologies AG	1,335	25,424
	Jenoptik AG	11,301	351,214
Ω	JOST Werke AG	3,281	189,971
	K&S AG	12,115	289,990
	KION Group AG	15,108	608,346
	Kloeckner & Co. SE	17,958	189,770
#	Knaus Tabbert AG	422	18,146

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Knorr-Bremse AG	9,847	$647,224
*	Koenig & Bauer AG	4,031	79,092
	Kontron AG	10,332	209,955
	Krones AG	2,629	306,971
	KWS Saat SE & Co. KGaA	2,056	139,372
	Lanxess AG	13,423	669,940
	LEG Immobilien SE	8,184	639,777
	Leifheit AG	1,652	31,288
#*	Leoni AG	6,883	44,607
*	LPKF Laser & Electronics SE	2,771	35,909
*	Medios AG	2,048	40,153
	Mercedes-Benz Group AG	88,978	6,621,033
*	METRO AG	54,024	532,322
	MLP SE	19,862	110,226
	MTU Aero Engines AG	5,152	1,287,549
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,440	881,346
#*	Nagarro SE	2,001	274,124
	Nemetschek SE	9,306	497,539
	New Work SE	806	147,818
	Nexus AG	2,759	154,688
#*	Nordex SE	12,816	194,762
	Norma Group SE	8,985	193,417
	OHB SE	1,146	40,671
	PATRIZIA SE	11,415	141,358
	Pfeiffer Vacuum Technology AG	716	130,738
#	PNE AG	20,038	359,974
	ProCredit Holding AG & Co. KGaA	2,388	13,639
	Progress-Werk Oberkirch AG	549	19,539
	ProSiebenSat.1 Media SE	42,473	436,843
	PSI Software AG	2,436	65,874
	Puma SE	17,119	1,169,029
*	PVA TePla AG	2,092	49,902
*	q.beyond AG	24,716	30,470
	Rational AG	747	491,364
	RTL Group SA	8,984	435,913
	SAF-Holland SE	6,237	70,387
	Salzgitter AG	8,639	352,569
	SAP SE	8,508	1,008,538
#Ω	Scout24 SE	7,733	450,200
#	Secunet Security Networks AG	415	98,435
#*	SGL Carbon SE	15,607	135,250
*Ω	Shop Apotheke Europe NV	468	33,744
	Sixt SE	3,540	440,131
*	SMA Solar Technology AG	840	71,256
	Software AG	12,889	359,223
	Stabilus SE	5,754	396,884
	Stemmer Imaging AG	320	12,386
	STRATEC SE	155	14,119
	Stroeer SE & Co. KGaA	8,239	451,752
	Suedzucker AG	20,485	332,332
	SUESS MicroTec SE	3,494	69,511
	Surteco Group SE	989	22,468
	Symrise AG	5,705	606,497
	TAG Immobilien AG	26,161	224,039
	Takkt AG	7,339	113,478
*	Talanx AG	10,673	528,001
*Ω	TeamViewer AG	29,682	418,128
	Technotrans SE	1,771	49,766
	Telefonica Deutschland Holding AG	297,578	876,478

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	thyssenkrupp AG	108,512	$852,454
	Traffic Systems SE	1,284	40,701
	United Internet AG	26,844	623,220
#*	va-Q-tec AG	1,198	32,395
#	Varta AG	3,218	97,967
	VERBIO Vereinigte BioEnergie AG	6,536	412,031
*	Vitesco Technologies Group AG, Class A	5,409	374,949
	Volkswagen AG	4,057	710,138
	Vonovia SE	34,796	982,914
	Vossloh AG	2,156	95,011
	Wacker Chemie AG	4,031	609,244
	Wacker Neuson SE	8,347	165,202
	Washtec AG	2,863	107,573
*	Westwing Group SE	2,342	25,396
	Wuestenrot & Wuerttembergische AG	6,502	118,707
*Ω	Zalando SE	10,320	481,273
TOTAL GERMANY			101,769,916
HONG KONG — (2.4%)
	Aeon Credit Service Asia Co. Ltd.	38,000	24,962
	AIA Group Ltd.	611,600	6,915,755
*	Aidigong Maternal & Child Health Ltd.	352,000	27,399
	Analogue Holdings Ltd.	58,000	8,966
	APAC Resources Ltd.	24,000	3,408
*	Apollo Future Mobility Group Ltd.	584,000	15,235
	Asia Financial Holdings Ltd.	40,000	16,779
	ASMPT Ltd.	74,300	613,690
	Bank of East Asia Ltd.	255,919	328,757
	Best Mart 360 Holdings Ltd.	40,000	11,028
*	Blue River Holdings Ltd.	120,000	13,460
	BOC Hong Kong Holdings Ltd.	176,000	615,100
	BOCOM International Holdings Co. Ltd.	130,000	10,604
	Bright Smart Securities & Commodities Group Ltd.	140,000	24,871
*††	Brightoil Petroleum Holdings Ltd.	444,000	0
*††	Burwill Holdings Ltd.	1,052,000	0
	Cafe de Coral Holdings Ltd.	102,000	178,566
*	Cathay Pacific Airways Ltd.	261,000	260,116
#*	Central Holding Group Co. Ltd.	37,000	81,149
	Chen Hsong Holdings	40,000	9,819
	Chevalier International Holdings Ltd.	12,000	10,634
*	China Energy Development Holdings Ltd.	1,680,000	27,673
	China Motor Bus Co. Ltd.	1,400	13,036
#*	China Star Entertainment Ltd.	180,000	19,543
*	Chinese Estates Holdings Ltd.	121,000	38,362
	Chow Sang Sang Holdings International Ltd.	104,000	158,489
	Chow Tai Fook Jewellery Group Ltd.	189,600	405,869
	Chuang's Consortium International Ltd.	200,000	17,840
	CITIC Telecom International Holdings Ltd.	571,000	203,398
	CK Asset Holdings Ltd.	127,069	812,417
	CK Hutchison Holdings Ltd.	142,000	903,681
#	CK Life Sciences International Holdings, Inc.	264,000	27,368
*	C-Mer Eye Care Holdings Ltd.	76,000	47,584
#††	Convoy, Inc.	576,000	2,299
*	Cowell e Holdings, Inc.	74,000	145,429
Ω	Crystal International Group Ltd.	111,500	35,492
*	CSC Holdings Ltd.	2,830,000	13,718
	CSI Properties Ltd.	1,190,000	24,463
	Dah Sing Banking Group Ltd.	113,728	91,961
	Dah Sing Financial Holdings Ltd.	44,920	119,059

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	43,500	$23,194
	Dynamic Holdings Ltd.	10,000	11,729
	Eagle Nice International Holdings Ltd.	74,000	40,626
	Emperor Watch & Jewellery Ltd.	810,000	19,367
*	ENM Holdings Ltd.	376,000	21,355
*	Esprit Holdings Ltd.	596,750	63,347
#Ω	ESR Group Ltd.	106,200	212,622
*	Eternity Investment Ltd.	710,000	11,767
	EuroEyes International Eye Clinic Ltd., Class C	16,000	11,496
	Fairwood Holdings Ltd.	19,000	31,776
	Far East Consortium International Ltd.	247,141	64,701
	First Pacific Co. Ltd.	590,000	205,753
*Ω	FIT Hon Teng Ltd.	322,000	92,658
*Ω	Frontage Holdings Corp.	56,000	19,907
	FSE Lifestyle Services Ltd.	29,000	20,583
*	Fullwealth International Group Holdings Ltd.	56,000	10,711
	Get Nice Financial Group Ltd.	101,500	8,852
	Giordano International Ltd.	382,000	100,340
	Glorious Sun Enterprises Ltd.	80,000	7,865
*	Gold Fin Holdings	38,000	0
*††	Goodresources	410,000	0
*	GR Properties Ltd.	170,000	20,793
	Great Eagle Holdings Ltd.	59,520	142,940
*	Greentech Technology International Ltd.	96,000	6,854
	G-Resources Group Ltd.	113,760	35,096
	Guotai Junan International Holdings Ltd.	906,000	90,392
#*	Haitong International Securities Group Ltd.	684,152	78,738
	Hang Lung Group Ltd.	195,000	359,856
	Hang Lung Properties Ltd.	347,000	654,284
	Hang Seng Bank Ltd.	25,100	417,996
	Hanison Construction Holdings Ltd.	26,565	3,932
	Henderson Land Development Co. Ltd.	121,249	447,893
	HKBN Ltd.	238,000	167,505
	HKT Trust & HKT Ltd.	863,000	1,130,682
	Hon Kwok Land Investment Co. Ltd.	38,000	10,893
	Hong Kong Exchanges & Clearing Ltd.	50,340	2,264,171
	Hong Kong Ferry Holdings Co. Ltd.	22,000	22,397
	Hong Kong Technology Venture Co. Ltd.	87,000	62,206
*	Hongkong & Shanghai Hotels Ltd.	119,511	127,294
Ω	Honma Golf Ltd.	25,000	12,302
	Hung Hing Printing Group Ltd.	86,000	11,199
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	58,962
*	Hypebeast Ltd.	200,000	9,325
	Hysan Development Co. Ltd.	81,000	272,520
*	IGG, Inc.	174,000	65,442
*	Imagi International Holdings Ltd.	103,500	4,129
Ω	Impro Precision Industries Ltd.	36,000	12,181
	International Housewares Retail Co. Ltd.	91,000	33,305
	ITC Properties Group Ltd.	124,018	16,728
	Johnson Electric Holdings Ltd.	102,775	141,166
	K Wah International Holdings Ltd.	217,000	80,769
*	Kader Holdings Co. Ltd.	102,000	6,193
	Karrie International Holdings Ltd.	166,000	30,501
	Kerry Logistics Network Ltd.	122,500	239,214
	Kerry Properties Ltd.	143,500	363,831
	Kowloon Development Co. Ltd.	101,000	106,835
*	Lai Sun Development Co. Ltd.	82,680	18,306
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	49,547
	Liu Chong Hing Investment Ltd.	46,000	43,100

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	L'Occitane International SA	82,000	$228,146
	Luk Fook Holdings International Ltd.	97,000	336,393
	Lung Kee Bermuda Holdings	24,000	8,094
	Man Wah Holdings Ltd.	442,000	511,014
*††	Master Glory GP	163,500	0
	MECOM Power & Construction Ltd.	234,498	56,064
*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	47,000	73,073
	Modern Dental Group Ltd.	72,000	27,712
	MTR Corp. Ltd.	51,420	275,174
	New World Development Co. Ltd.	248,270	742,055
*††	NewOcean Energy Holdings Ltd.	238,000	443
	Nissin Foods Co. Ltd.	74,000	63,960
	Oriental Watch Holdings	83,457	45,066
*	Oshidori International Holdings Ltd.	1,002,000	33,214
	Pacific Basin Shipping Ltd.	1,331,000	469,696
	Pacific Textiles Holdings Ltd.	267,000	96,121
*	Paliburg Holdings Ltd.	58,000	14,354
	PC Partner Group Ltd.	60,000	35,405
	PCCW Ltd.	685,797	336,975
	Pentamaster International Ltd.	144,000	14,722
	Perfect Medical Health Management Ltd.	88,000	51,652
	Pico Far East Holdings Ltd.	162,000	31,856
	Plover Bay Technologies Ltd.	56,000	17,346
	Power Assets Holdings Ltd.	70,000	396,072
	Prada SpA	52,100	333,156
	Public Financial Holdings Ltd.	104,000	30,929
*	Realord Group Holdings Ltd.	50,000	56,379
*	Regal Hotels International Holdings Ltd.	76,000	32,203
Ω	Regina Miracle International Holdings Ltd.	87,000	36,561
*Ω	Samsonite International SA	265,500	790,921
	SAS Dragon Holdings Ltd.	64,000	30,799
#	SEA Holdings Ltd.	47,706	20,333
*	Shangri-La Asia Ltd.	286,000	249,709
*	Shun Tak Holdings Ltd.	394,000	85,242
	Singamas Container Holdings Ltd.	386,000	36,029
	Sino Land Co. Ltd.	525,679	683,108
	SITC International Holdings Co. Ltd.	306,000	668,487
	SmarTone Telecommunications Holdings Ltd.	111,000	74,702
	Solomon Systech International Ltd.	272,000	21,210
	Soundwill Holdings Ltd.	25,500	23,466
	Stella International Holdings Ltd.	107,000	107,887
	Sun Hung Kai & Co. Ltd.	139,000	59,403
	Sun Hung Kai Properties Ltd.	48,696	690,588
	SUNeVision Holdings Ltd.	202,000	117,139
	Swire Pacific Ltd., Class A	59,500	545,251
	Swire Pacific Ltd., Class B	142,500	197,062
	Swire Properties Ltd.	45,000	126,475
	TAI Cheung Holdings Ltd.	82,000	44,407
	Techtronic Industries Co. Ltd.	106,000	1,366,529
*	Television Broadcasts Ltd.	88,000	43,842
	Texhong Textile Group Ltd.	64,500	58,920
	Texwinca Holdings Ltd.	224,000	38,870
*	Theme International Holdings Ltd.	110,000	14,341
*	TOM Group Ltd.	250,000	20,429
#*	Tongda Group Holdings Ltd.	1,450,000	23,733
	Town Health International Medical Group Ltd.	538,998	19,878
	Tradelink Electronic Commerce Ltd.	164,000	18,864
	Transport International Holdings Ltd.	56,513	80,656

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	United Laboratories International Holdings Ltd.	256,000	$169,483
*	Value Convergence Holdings Ltd.	144,000	2,549
	Value Partners Group Ltd.	149,000	60,748
	Vedan International Holdings Ltd.	124,000	9,565
	Vitasoy International Holdings Ltd.	58,000	123,218
	VSTECS Holdings Ltd.	196,000	122,634
	VTech Holdings Ltd.	43,300	286,248
	Wai Kee Holdings Ltd.	56,000	14,629
*	Wang On Group Ltd.	3,440,000	19,274
*	Wealthking Investments Ltd.	224,000	10,729
Ω	WH Group Ltd.	1,789,925	1,102,351
	Wharf Real Estate Investment Co. Ltd.	77,000	440,799
	Wing On Co. International Ltd.	9,000	17,590
	Wing Tai Properties Ltd.	62,000	28,574
*	Xingye Alloy Materials Group Ltd.	95,000	12,945
	Yue Yuen Industrial Holdings Ltd.	203,000	333,016
#*	Zensun Enterprises Ltd.	115,999	18,989
*	Zhaobangji Properties Holdings Ltd.	328,000	19,697
TOTAL HONG KONG			34,281,258
IRELAND — (0.9%)
	AIB Group PLC	161,374	677,866
	Bank of Ireland Group PLC	232,983	2,489,152
	Cairn Homes PLC	190,398	202,403
#	CRH PLC, Sponsored ADR	112,766	5,309,023
*	Dalata Hotel Group PLC	39,185	165,544
	FBD Holdings PLC	6,986	86,482
	Glanbia PLC	37,181	453,717
*Ω	Glenveagh Properties PLC	138,603	142,004
	Irish Continental Group PLC	52,931	248,369
	Kingspan Group PLC	14,757	949,112
*	Permanent TSB Group Holdings PLC	13,273	29,607
	Smurfit Kappa Group PLC	44,102	1,851,602
TOTAL IRELAND			12,604,881
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	12,287	17,962
	Afcon Holdings Ltd.	306	12,440
#*	AFI Properties Ltd.	1,879	61,394
	Africa Israel Residences Ltd.	894	41,979
*	Airport City Ltd.	8,088	128,114
	Alony Hetz Properties & Investments Ltd.	12,913	138,547
	Alrov Properties & Lodgings Ltd.	1,669	84,582
	Amot Investments Ltd.	12,245	71,870
	Arad Ltd.	2,441	30,420
*	Argo Properties NV	2,212	46,541
	Ashtrom Group Ltd.	6,629	125,520
	Aura Investments Ltd.	30,276	51,947
	Automatic Bank Services Ltd.	2,578	10,817
#*	Avgol Industries 1953 Ltd.	23,344	11,824
	Azorim-Investment Development & Construction Co. Ltd.	13,323	44,912
	Azrieli Group Ltd.	1,019	65,636
	Bank Hapoalim BM	73,495	661,496
	Bank Leumi Le-Israel BM	138,571	1,224,605
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	21,192
	Bezeq The Israeli Telecommunication Corp. Ltd.	257,695	427,055
	Big Shopping Centers Ltd.	717	72,087
	Blue Square Real Estate Ltd.	677	41,131

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV	520	$57,297
	Carasso Motors Ltd.	7,213	46,024
*	Cellcom Israel Ltd.	30,977	156,646
*	Ceragon Networks Ltd.	7,505	15,610
*	Clal Insurance Enterprises Holdings Ltd.	15,314	262,948
*	Compugen Ltd.	2,478	2,150
	Danel Adir Yeoshua Ltd.	1,176	90,427
	Delek Automotive Systems Ltd.	10,942	135,133
*	Delek Group Ltd.	2,058	223,445
	Delta Galil Ltd.	3,106	122,437
	Dor Alon Energy in Israel 1988 Ltd.	2,111	54,212
	E&M Computing Ltd.	1,400	2,970
	Electra Consumer Products 1970 Ltd.	2,172	64,104
	Electra Ltd.	372	190,644
	Electra Real Estate Ltd.	4,087	45,946
*	Ellomay Capital Ltd.	322	5,542
	Elron Ventures Ltd.	3,300	5,428
	Energix-Renewable Energies Ltd.	7,468	24,723
*	Enlight Renewable Energy Ltd.	6,672	138,685
#*	Fattal Holdings 1998 Ltd.	1,181	114,241
	First International Bank of Israel Ltd.	8,127	328,281
	FMS Enterprises Migun Ltd.	794	25,541
	Formula Systems 1985 Ltd.	2,261	179,595
	Fox Wizel Ltd.	2,057	186,043
	Gav-Yam Lands Corp. Ltd.	10,333	83,490
*	Gilat Satellite Networks Ltd.	5,876	31,834
*	Hagag Group Real Estate Development	3,891	20,497
	Hamat Group Ltd.	4,426	29,289
	Harel Insurance Investments & Financial Services Ltd.	29,089	281,399
	Hilan Ltd.	3,441	167,666
	Hiper Global Ltd.	1,400	5,700
	ICL Group Ltd.	39,835	316,275
	IDI Insurance Co. Ltd.	1,786	42,700
	IES Holdings Ltd.	544	35,371
	Ilex Medical Ltd.	1,313	33,524
	Infinya Ltd.	954	99,471
	Inrom Construction Industries Ltd.	24,007	93,967
	Isracard Ltd.	37,096	125,050
	Israel Canada T.R Ltd.	16,954	44,744
	Israel Discount Bank Ltd., Class A	166,086	849,482
	Israel Land Development Co. Ltd.	2,713	31,529
	Isras Investment Co. Ltd.	461	89,969
*	Kamada Ltd.	4,706	22,024
	Kardan Real Estate Enterprise & Development Ltd.	5,616	5,755
	Kerur Holdings Ltd.	1,414	33,899
	Klil Industries Ltd.	213	13,340
*	Lahav L.R. Real Estate Ltd.	8,287	9,425
	Levinstein Properties Ltd.	644	16,147
	M Yochananof & Sons Ltd.	1,345	72,501
	Magic Software Enterprises Ltd.	12,848	208,902
	Malam - Team Ltd.	1,640	34,829
	Matrix IT Ltd.	7,710	163,220
	Max Stock Ltd.	11,204	21,164
	Maytronics Ltd.	9,449	115,180
	Mediterranean Towers Ltd.	17,873	41,095
	Mega Or Holdings Ltd.	3,782	105,012
*	Meitav Investment House Ltd.	5,044	16,267
	Melisron Ltd.	1,210	84,607
	Menora Mivtachim Holdings Ltd.	7,969	176,504

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	363	$31,307
*	Migdal Insurance & Financial Holdings Ltd.	104,926	129,333
	Mivne Real Estate KD Ltd.	38,644	123,994
	Mivtach Shamir Holdings Ltd.	1,285	30,952
	Mizrahi Tefahot Bank Ltd.	15,832	522,941
*	Naphtha Israel Petroleum Corp. Ltd.	7,312	37,565
	Nawi Brothers Ltd.	4,936	38,502
*	Neto Malinda Trading Ltd.	1,892	43,304
*	Neto ME Holdings Ltd.	583	14,900
*	Nice Ltd., Sponsored ADR	336	69,697
*	Nova Ltd.	2,207	200,616
#	Novolog Ltd.	54,425	36,334
	Oil Refineries Ltd.	527,463	182,428
	One Software Technologies Ltd.	8,721	109,899
	Palram Industries 1990 Ltd.	3,125	20,509
*	Partner Communications Co. Ltd.	38,913	279,813
*	Partner Communications Co. Ltd., ADR	1,321	9,273
*	Paz Oil Co. Ltd.	2,644	329,578
*	Perion Network Ltd.	4,225	142,109
	Phoenix Holdings Ltd.	40,195	432,282
	Plasson Industries Ltd.	1,084	46,673
	Prashkovsky Investments & Construction Ltd.	1,441	38,985
*	Priortech Ltd.	1,092	20,924
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	128,898
	Rani Zim Shopping Centers Ltd.	14,172	13,099
	Retailors Ltd.	1,993	37,013
	Sano-Brunos Enterprises Ltd.	96	6,221
	Scope Metals Group Ltd.	1,610	59,870
	Shapir Engineering & Industry Ltd.	9,869	74,867
*	Shikun & Binui Ltd.	18,256	53,512
	Shufersal Ltd.	24,510	137,533
*	Solegreen Ltd.	2,428	5,523
	Strauss Group Ltd.	4,860	124,353
	Summit Real Estate Holdings Ltd.	9,319	132,463
	Suny Cellular Communication Ltd.	24,074	10,934
	Tadiran Group Ltd.	810	81,821
Ω	Tamar Petroleum Ltd.	19,353	50,505
	Tel Aviv Stock Exchange Ltd.	8,916	53,860
	Telsys Ltd.	691	36,609
*	Tera Light Ltd.	7,969	11,727
	Tiv Taam Holdings 1 Ltd.	11,482	20,411
	Victory Supermarket Chain Ltd.	1,493	16,638
	YD More Investments Ltd.	3,606	10,076
	YH Dimri Construction & Development Ltd.	1,354	87,549
TOTAL ISRAEL			13,437,371
ITALY — (3.1%)
	A2A SpA	309,710	466,263
	ACEA SpA	11,720	179,661
#*	Aeffe SpA	5,749	8,586
	Amplifon SpA	21,343	589,350
Ω	Anima Holding SpA	49,090	216,534
	Aquafil SpA	5,883	39,021
	Arnoldo Mondadori Editore SpA	26,239	54,852
	Ascopiave SpA	14,613	42,308
	Assicurazioni Generali SpA	78,703	1,536,385
*	Autogrill SpA	8,758	63,908
#	Avio SpA	3,017	32,625
	Azimut Holding SpA	29,473	735,814

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	16,753	$618,043
	Banca IFIS SpA	5,863	98,189
	Banca Mediolanum SpA	22,909	219,180
*	Banca Monte dei Paschi di Siena SpA	189	505
	Banca Popolare di Sondrio SPA	128,084	629,081
#	Banca Profilo SpA	37,962	8,630
Ω	Banca Sistema SpA	9,819	18,346
	Banco BPM SpA	377,363	1,698,433
	Banco di Desio e della Brianza SpA	6,714	23,367
	BasicNet SpA	6,151	36,948
	BF SpA	5,253	22,136
Ω	BFF Bank SpA	17,840	164,987
	Biesse SpA	567	9,140
	BPER Banca	205,365	564,159
	Brembo SpA	18,557	250,521
	Brunello Cucinelli SpA	8,358	696,142
	Cairo Communication SpA	17,084	30,467
Ω	Carel Industries SpA	8,327	205,969
*	CIR SpA-Compagnie Industriali	154,476	74,581
	CNH Industrial NV	100,698	1,781,484
	Credito Emiliano SpA	20,115	171,316
*	d'Amico International Shipping SA	228,286	96,949
	Danieli & C Officine Meccaniche SpA	11,141	207,750
#	Danieli & C Officine Meccaniche SpA	3,400	88,109
	De' Longhi SpA	9,853	227,447
	DiaSorin SpA	1,181	153,742
#	Digital Bros SpA	1,015	24,012
Ω	doValue SpA	13,756	112,057
	Elica SpA	4,248	13,441
	Emak SpA	12,990	16,952
Ω	Enav SpA	23,046	106,102
	Enel SpA	366,840	2,159,998
	Eni SpA	261,478	4,023,683
	ERG SpA	667	20,141
	Esprinet SpA	4,881	38,708
	Ferrari NV	5,895	1,474,039
*	Fiera Milano SpA	3,280	10,808
	Fila SpA	4,579	35,620
	FinecoBank Banca Fineco SpA	64,165	1,151,880
*	FNM SpA	35,502	17,350
	Gefran SpA	1,074	11,348
#*	Geox SpA	10,145	10,480
	Gruppo MutuiOnline SpA	4,502	143,476
	Hera SpA	177,732	510,556
	IMMSI SpA	64,785	34,384
Ω	Infrastrutture Wireless Italiane SpA	25,353	277,838
	Interpump Group SpA	5,867	305,963
	Intesa Sanpaolo SpA	653,914	1,719,317
	Iren SpA	97,914	177,331
	Italgas SpA	85,312	499,391
	Italmobiliare SpA	2,883	77,223
*	Iveco Group NV	61,702	505,377
	IVS Group SA	1,533	5,968
*	KME Group SpA	60,280	46,346
	LU-VE SpA	828	24,096
#	Maire Tecnimont SpA	33,875	130,557
	Mediobanca Banca di Credito Finanziario SpA	105,448	1,133,560
	MFE-MediaForEurope NV, Class A	237,116	103,915
#	MFE-MediaForEurope NV, Class B	53,288	36,081

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Moncler SpA	13,637	$853,508
*	Newlat Food SpA	1,730	8,984
*Ω	Nexi SpA	36,081	317,778
	Openjobmetis SpA agenzia per il lavoro	2,295	23,042
	Orsero SpA	1,785	29,636
Ω	OVS SpA	71,951	173,231
	Pharmanutra SpA	756	48,478
	Piaggio & C SpA	53,220	201,048
Ω	Piovan SpA	1,646	17,783
Ω	Pirelli & C SpA	67,807	339,488
Ω	Poste Italiane SpA	70,951	758,042
	Prima Industrie SpA	595	16,110
	Prysmian SpA	20,906	853,752
Ω	RAI Way SpA	27,860	159,117
	Recordati Industria Chimica e Farmaceutica SpA	14,235	623,614
	Reply SpA	3,201	415,513
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	18,660
	Sabaf SpA	2,130	41,007
#	SAES Getters SpA	1,127	38,855
	SAES Getters SpA	1,099	31,604
*	Safilo Group SpA	13,132	19,668
*	Saipem SpA	1	2
#	Salvatore Ferragamo SpA	12,427	246,619
	Sanlorenzo SpA/Ameglia	1,211	53,165
*	Saras SpA	153,095	265,426
	Sesa SpA	1,687	229,561
	SIT SpA	906	6,178
	Snam SpA	104,495	532,248
	SOL SpA	6,774	149,474
*	Spaxs SpA	7,923	65,011
	Stellantis NV	247,907	3,897,343
	Stellantis NV	2,097	32,965
	Tamburi Investment Partners SpA	16,230	135,018
Ω	Technogym SpA	24,305	215,583
#*	Telecom Italia SpA	1,670,637	480,989
*	Telecom Italia SpA	398,901	111,389
	Tenaris SA	26,177	463,876
	Tenaris SA, ADR	3,455	122,480
	Terna - Rete Elettrica Nazionale	96,238	761,422
#	Tinexta SpA	4,209	114,487
*	TXT e-solutions SpA	1,430	22,319
	UniCredit SpA	160,396	3,132,720
#Ω	Unieuro SpA	4,835	59,375
	Unipol Gruppo SpA	110,662	579,577
	UnipolSai Assicurazioni SpA	116,152	308,966
#	Webuild SpA	11,659	20,558
	Zignago Vetro SpA	4,955	84,578
TOTAL ITALY			44,099,173
JAPAN — (21.8%)
	&Do Holdings Co. Ltd.	1,200	7,726
	77 Bank Ltd.	15,000	267,891
	A&D HOLON Holdings Co. Ltd.	7,100	58,140
	ABC-Mart, Inc.	2,300	123,956
*	Access Co. Ltd.	6,700	49,918
	Achilles Corp.	3,200	30,825
	Acom Co. Ltd.	65,800	164,029
	AD Works Group Co. Ltd.	7,200	8,148
	Adastria Co. Ltd.	4,980	84,045

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ADEKA Corp.	19,700	$333,348
	Ad-sol Nissin Corp.	1,300	13,778
#	Adtec Plasma Technology Co. Ltd.	900	10,833
	Advan Group Co. Ltd.	4,200	28,445
	Advance Create Co. Ltd.	2,800	24,363
*	Advanced Media, Inc.	2,400	24,681
	Advantest Corp.	15,800	1,132,559
	Aeon Co. Ltd.	40,065	821,410
	Aeon Delight Co. Ltd.	3,300	78,339
	Aeon Fantasy Co. Ltd.	2,300	55,232
	AEON Financial Service Co. Ltd.	23,500	238,208
#	Aeon Hokkaido Corp.	4,700	32,987
	Aeon Kyushu Co. Ltd.	700	12,774
	Aeon Mall Co. Ltd.	9,900	139,444
	Aeria, Inc.	2,400	7,008
	AFC-HD AMS Life Science Co. Ltd.	2,200	15,196
	AGC, Inc.	39,300	1,448,040
	Agro-Kanesho Co. Ltd.	2,200	26,985
	Ahresty Corp.	8,100	30,678
	Ai Holdings Corp.	4,000	67,573
	Aica Kogyo Co. Ltd.	6,100	147,517
	Aichi Corp.	10,500	62,897
	Aichi Financial Group, Inc.	10,226	182,641
	Aichi Steel Corp.	2,600	46,152
	Aichi Tokei Denki Co. Ltd.	2,400	25,253
	Aida Engineering Ltd.	13,100	82,253
	Aiful Corp.	59,000	178,386
	Ain Holdings, Inc.	4,000	172,957
	Aiphone Co. Ltd.	3,100	46,285
	Air Water, Inc.	43,700	534,672
	Airport Facilities Co. Ltd.	6,100	24,328
#	Airtech Japan Ltd.	2,100	17,933
#	Airtrip Corp.	3,100	63,600
	Aisan Industry Co. Ltd.	10,100	58,580
	Aisin Corp.	30,918	902,048
	AIT Corp.	2,000	23,153
	Aizawa Securities Group Co. Ltd.	9,400	51,506
	Ajis Co. Ltd.	1,100	19,953
	Akatsuki Corp.	8,400	20,733
	Akatsuki, Inc.	1,500	26,690
*	Akebono Brake Industry Co. Ltd.	28,700	34,104
	Akita Bank Ltd.	4,100	59,379
	Albis Co. Ltd.	1,400	26,024
	Alconix Corp.	7,100	76,130
	Alfresa Holdings Corp.	29,500	369,251
#	Alinco, Inc.	3,800	30,442
#	Alleanza Holdings Co. Ltd.	1,700	13,623
*	Allied Architects, Inc.	2,800	28,409
#	Alpen Co. Ltd.	4,700	70,372
	Alps Alpine Co. Ltd.	48,749	499,482
	Alps Logistics Co. Ltd.	4,100	37,947
	Altech Corp.	4,530	77,867
	Amada Co. Ltd.	62,800	564,118
	Amano Corp.	9,700	177,471
	Amiyaki Tei Co. Ltd.	600	13,516
	Amuse, Inc.	3,600	47,996
	Amvis Holdings, Inc.	5,400	144,580
*	ANA Holdings, Inc.	8,000	177,062
#	Anabuki Kosan, Inc.	1,000	15,965

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Anest Iwata Corp.	6,600	$44,378
#*	AnGes, Inc.	3,100	3,238
	Anritsu Corp.	26,800	256,728
	AOI Electronics Co. Ltd.	1,500	21,198
	AOKI Holdings, Inc.	9,700	51,145
	Aoyama Trading Co. Ltd.	12,200	85,296
	Aoyama Zaisan Networks Co. Ltd.	3,600	31,795
#	Aozora Bank Ltd.	20,500	409,881
	Arakawa Chemical Industries Ltd.	4,300	33,008
	Arata Corp.	3,400	110,275
#	Arcland Service Holdings Co. Ltd.	3,000	49,858
	Arcs Co. Ltd.	11,300	190,961
	Ardepro Co. Ltd.	2,510	7,369
	Arealink Co. Ltd.	1,900	27,298
	Argo Graphics, Inc.	1,900	59,416
	Arisawa Manufacturing Co. Ltd.	10,600	114,730
	ARTERIA Networks Corp.	5,700	55,075
	Artiza Networks, Inc.	1,300	9,557
	Artnature, Inc.	5,000	29,122
#*	Aruhi Corp.	510	4,052
	As One Corp.	3,600	161,371
	Asahi Broadcasting Group Holdings Corp.	3,400	16,883
	Asahi Co. Ltd.	4,900	51,823
	Asahi Diamond Industrial Co. Ltd.	13,694	78,606
	Asahi Holdings, Inc.	21,200	333,546
	Asahi Intecc Co. Ltd.	13,200	231,583
	Asahi Kasei Corp.	228,800	1,733,762
	Asahi Kogyosha Co. Ltd.	2,152	34,488
	Asahi Net, Inc.	3,500	16,120
	Asahi Printing Co. Ltd.	1,200	7,934
	ASAHI YUKIZAI Corp.	3,400	77,884
	Asanuma Corp.	2,600	65,144
	Asax Co. Ltd.	2,400	11,195
	Asia Pile Holdings Corp.	6,300	31,231
	Asics Corp.	15,100	359,388
	ASKUL Corp.	10,200	134,828
	Astena Holdings Co. Ltd.	9,400	30,147
#	Atled Corp.	700	8,153
*	Atrae, Inc.	2,300	22,401
#	Aucnet, Inc.	2,500	36,357
	Autobacs Seven Co. Ltd.	17,900	199,278
	Avant Group Corp.	4,800	53,450
	Avantia Co. Ltd.	2,500	15,395
	Awa Bank Ltd.	9,800	164,928
	Axell Corp.	800	9,600
	Axial Retailing, Inc.	5,100	138,273
*	Axxzia, Inc.	1,200	12,223
	Azbil Corp.	7,800	219,948
	AZ-COM MARUWA Holdings, Inc.	9,200	116,120
	Bandai Namco Holdings, Inc.	8,400	561,739
	Bando Chemical Industries Ltd.	9,300	72,884
	Bank of Iwate Ltd.	4,200	69,924
	Bank of Kyoto Ltd.	10,599	493,152
	Bank of Nagoya Ltd.	3,399	92,469
	Bank of Saga Ltd.	4,700	67,121
	Bank of the Ryukyus Ltd.	11,900	88,375
#	Baroque Japan Ltd.	3,800	24,755
	Base Co. Ltd.	800	27,872
	BayCurrent Consulting, Inc.	13,000	552,624

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Beaglee, Inc.	1,000	$8,926
	Beauty Garage, Inc.	400	11,249
	Belc Co. Ltd.	2,900	124,952
	Bell System24 Holdings, Inc.	8,100	93,241
	Belluna Co. Ltd.	15,900	85,477
	Benefit One, Inc.	13,100	216,216
	Benesse Holdings, Inc.	15,957	244,072
#*	Bengo4.com, Inc.	1,800	37,462
#	Bic Camera, Inc.	13,200	124,662
	BIPROGY, Inc.	16,300	425,865
	BML, Inc.	6,800	169,091
#	Bookoff Group Holdings Ltd.	3,100	30,543
	Bourbon Corp.	2,500	40,642
	BP Castrol KK	2,100	14,319
#	Br Holdings Corp.	8,100	21,218
*	BrainPad, Inc.	3,500	19,791
	Bridgestone Corp.	52,600	1,963,726
	Broadleaf Co. Ltd.	14,000	49,429
	Brother Industries Ltd.	46,800	726,910
	Bull-Dog Sauce Co. Ltd.	2,700	39,016
#	Bunka Shutter Co. Ltd.	12,000	107,492
	Business Brain Showa-Ota, Inc.	2,700	41,112
	Business Engineering Corp.	1,400	27,138
	BuySell Technologies Co. Ltd.	500	23,382
	C Uyemura & Co. Ltd.	2,600	132,766
	CAC Holdings Corp.	3,200	35,452
*	CAICA DIGITAL, Inc.	12,900	7,963
	Calbee, Inc.	17,400	392,964
	Canare Electric Co. Ltd.	1,700	17,337
	Canon Electronics, Inc.	2,600	34,169
	Canon Marketing Japan, Inc.	9,600	227,860
	Canon, Inc.	32,400	719,032
	Capcom Co. Ltd.	16,600	537,903
	Career Design Center Co. Ltd.	1,000	11,340
	Careerlink Co. Ltd.	1,300	26,327
#	Carenet, Inc.	3,500	29,202
	Carlit Holdings Co. Ltd.	5,200	30,858
	Carta Holdings, Inc.	800	10,369
	Casio Computer Co. Ltd.	23,400	241,890
	Cawachi Ltd.	3,900	67,375
#*	CellSource Co. Ltd.	1,300	36,683
	Celsys, Inc.	6,800	37,999
	Central Automotive Products Ltd.	3,200	59,755
	Central Glass Co. Ltd.	9,100	200,963
	Central Japan Railway Co.	3,900	475,702
	Central Security Patrols Co. Ltd.	3,200	64,675
	Central Sports Co. Ltd.	1,200	22,907
	Change, Inc.	2,900	53,817
	Charm Care Corp. KK	3,000	26,993
	Chiba Bank Ltd.	52,300	395,723
	Chiba Kogyo Bank Ltd.	12,300	47,648
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	51,714
	Chino Corp.	2,800	41,584
	Chiyoda Co. Ltd.	4,500	27,446
*	Chiyoda Corp.	31,500	93,653
*	Chiyoda Integre Co. Ltd.	2,800	48,742
	Chofu Seisakusho Co. Ltd.	5,500	89,514
	Chori Co. Ltd.	3,300	60,212
	Chubu Shiryo Co. Ltd.	6,500	51,859

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chudenko Corp.	8,500	$140,164
	Chugai Ro Co. Ltd.	1,400	18,897
	Chugin Financial Group, Inc.	20,400	148,444
	Chugoku Marine Paints Ltd.	8,500	64,737
	Chuo Spring Co. Ltd.	5,000	29,054
	Chuo Warehouse Co. Ltd.	2,300	17,035
	CI Takiron Corp.	10,600	42,717
	Citizen Watch Co. Ltd.	71,300	339,215
	CKD Corp.	12,100	187,395
#	CK-San-Etsu Co. Ltd.	700	23,214
	Cleanup Corp.	4,700	23,619
	CMIC Holdings Co. Ltd.	2,400	32,514
	CMK Corp.	12,600	49,471
	Coca-Cola Bottlers Japan Holdings, Inc.	23,555	248,013
	COLOPL, Inc.	8,000	40,966
	Computer Engineering & Consulting Ltd.	3,300	38,455
	Computer Institute of Japan Ltd.	3,600	27,241
	COMSYS Holdings Corp.	21,063	401,722
	Comture Corp.	6,300	121,133
	Concordia Financial Group Ltd.	169,132	743,227
	CONEXIO Corp.	4,900	72,126
*	COOKPAD, Inc.	3,000	5,026
	Core Corp.	1,800	21,078
	Corona Corp.	3,800	26,927
	Cosel Co. Ltd.	6,600	56,409
	Cosmo Energy Holdings Co. Ltd.	21,600	605,750
	Cosmos Initia Co. Ltd.	2,100	8,341
	Cosmos Pharmaceutical Corp.	3,300	322,434
	Cota Co. Ltd.	3,882	51,362
	CRE, Inc.	3,400	28,463
	Create Restaurants Holdings, Inc.	29,200	223,013
	Create SD Holdings Co. Ltd.	6,600	179,584
	Credit Saison Co. Ltd.	33,071	433,279
	Creek & River Co. Ltd.	2,900	48,924
	Cresco Ltd.	4,200	59,197
*	CrowdWorks, Inc.	2,200	27,258
	CTI Engineering Co. Ltd.	3,300	84,166
	CTS Co. Ltd.	8,400	52,161
#	Cube System, Inc.	1,200	10,162
	Curves Holdings Co. Ltd.	9,900	63,293
*	Cyber Security Cloud, Inc.	1,900	26,828
	CyberAgent, Inc.	35,000	327,318
	Cybozu, Inc.	7,300	148,093
	Dai Nippon Printing Co. Ltd.	20,200	476,915
	Dai Nippon Toryo Co. Ltd.	5,000	30,340
	Dai-Dan Co. Ltd.	3,700	62,742
	Daido Steel Co. Ltd.	7,200	272,233
	Daifuku Co. Ltd.	7,100	390,952
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	19,780
	Daihen Corp.	4,200	137,049
	Daiho Corp.	3,400	96,000
	Dai-Ichi Cutter Kogyo KK	2,000	15,871
	Daiichi Jitsugyo Co. Ltd.	2,500	90,465
	Daiichi Kensetsu Corp.	3,200	33,419
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	47,155
	Dai-ichi Life Holdings, Inc.	70,300	1,649,432
	Daiichikosho Co. Ltd.	400	12,437
	Daiken Corp.	3,600	60,828
	Daiki Aluminium Industry Co. Ltd.	9,000	99,768

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikin Industries Ltd.	7,600	$1,320,079
#	Daikokutenbussan Co. Ltd.	1,700	71,199
	Daikyonishikawa Corp.	11,800	55,509
	Dainichi Co. Ltd.	4,300	23,082
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	53,131
	Daio Paper Corp.	22,400	172,842
	Daiseki Co. Ltd.	8,880	299,245
	Daishi Hokuetsu Financial Group, Inc.	16,700	398,433
	Daishinku Corp.	7,600	43,501
	Daisue Construction Co. Ltd.	2,500	22,488
	Daito Pharmaceutical Co. Ltd.	3,400	68,847
	Daito Trust Construction Co. Ltd.	6,700	662,084
	Daitron Co. Ltd.	2,500	46,965
	Daiwa House Industry Co. Ltd.	55,900	1,342,439
	Daiwa Industries Ltd.	9,100	84,730
	Daiwa Securities Group, Inc.	128,904	608,311
	Daiwabo Holdings Co. Ltd.	24,600	372,344
	DCM Holdings Co. Ltd.	31,600	287,577
	Dear Life Co. Ltd.	3,800	18,308
	DeNA Co. Ltd.	15,500	217,338
	Denka Co. Ltd.	17,900	371,329
	Densan System Holdings Co. Ltd.	1,800	30,106
	Denso Corp.	15,100	815,486
	Dentsu Group, Inc.	35,800	1,153,078
	Denyo Co. Ltd.	4,200	50,095
	Dexerials Corp.	14,400	307,813
	DIC Corp.	19,765	367,471
	Digital Arts, Inc.	3,100	138,468
	Digital Garage, Inc.	8,700	310,959
	Digital Hearts Holdings Co. Ltd.	3,400	50,393
#*	Digital Holdings, Inc.	4,300	41,925
	Digital Information Technologies Corp.	2,300	32,290
	Dip Corp.	8,700	258,220
	Direct Marketing MiX, Inc.	4,000	50,872
	Disco Corp.	2,700	811,168
	DKK Co. Ltd.	3,400	50,408
	DKK-Toa Corp.	1,400	8,226
	DKS Co. Ltd.	2,300	34,536
	DMG Mori Co. Ltd.	29,400	449,062
	Doshisha Co. Ltd.	7,500	98,208
	Double Standard, Inc.	1,600	27,203
	Doutor Nichires Holdings Co. Ltd.	8,000	115,136
	Dowa Holdings Co. Ltd.	13,800	481,801
	Drecom Co. Ltd.	3,100	18,963
	DTS Corp.	6,900	169,230
	Duskin Co. Ltd.	8,600	200,995
	DyDo Group Holdings, Inc.	1,700	61,844
	Eagle Industry Co. Ltd.	7,800	68,409
	Earth Corp.	1,700	66,372
	EAT & Holdings Co. Ltd.	600	10,858
	Ebara Corp.	21,000	891,651
	Ebara Foods Industry, Inc.	1,600	38,048
	Ebara Jitsugyo Co. Ltd.	1,900	37,132
	Ebase Co. Ltd.	3,000	13,072
	Eco's Co. Ltd.	2,100	30,297
	EDION Corp.	19,900	196,550
	EF-ON, Inc.	6,039	24,152
	eGuarantee, Inc.	6,800	126,856
	E-Guardian, Inc.	2,200	46,340

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ehime Bank Ltd.	8,700	$64,476
	Eiken Chemical Co. Ltd.	6,100	74,697
	Eizo Corp.	4,200	117,400
	EJ Holdings, Inc.	2,000	20,430
	Elan Corp.	6,500	50,436
	Elecom Co. Ltd.	11,700	122,813
	Elematec Corp.	4,200	53,259
	EM Systems Co. Ltd.	5,900	42,838
	en Japan, Inc.	8,600	163,734
	Endo Lighting Corp.	3,700	22,034
#	Enigmo, Inc.	6,000	28,643
	Enomoto Co. Ltd.	2,600	35,784
	Enplas Corp.	1,200	34,672
	eRex Co. Ltd.	5,300	98,108
	ES-Con Japan Ltd.	5,500	35,553
	Eslead Corp.	2,600	42,625
	ESPEC Corp.	4,900	76,420
	Exedy Corp.	8,000	107,609
	EXEO Group, Inc.	21,619	393,110
	Ezaki Glico Co. Ltd.	8,500	237,523
	F&M Co. Ltd.	1,500	28,952
	FALCO HOLDINGS Co. Ltd.	1,900	26,962
	FANUC Corp.	3,200	565,407
	Fast Retailing Co. Ltd.	2,500	1,518,398
	FCC Co. Ltd.	10,100	112,515
*	FDK Corp.	4,400	31,425
	Feed One Co. Ltd.	7,600	40,001
	Ferrotec Holdings Corp.	9,500	237,943
	Fibergate, Inc.	1,300	9,169
	FIDEA Holdings Co. Ltd.	4,770	54,480
	Financial Partners Group Co. Ltd.	16,600	135,891
	FINDEX, Inc.	2,900	11,656
#	First Bank of Toyama Ltd.	13,200	66,286
	First Juken Co. Ltd.	2,200	17,641
	Fixstars Corp.	4,900	49,535
	FJ Next Holdings Co. Ltd.	3,700	28,525
	Focus Systems Corp.	1,800	14,774
	Food & Life Cos. Ltd.	27,600	614,279
	Forum Engineering, Inc.	2,700	18,223
	Foster Electric Co. Ltd.	7,000	51,727
	FP Corp.	9,700	263,595
	France Bed Holdings Co. Ltd.	6,600	49,636
*	FreakOut Holdings, Inc.	1,900	21,218
	Freebit Co. Ltd.	2,300	19,869
#	Fronteo, Inc.	2,900	20,070
	Fudo Tetra Corp.	4,390	52,148
	Fuji Co. Ltd.	2,200	31,412
	Fuji Corp.	18,000	299,702
	Fuji Corp.	3,600	37,297
	Fuji Corp. Ltd.	7,000	36,925
	Fuji Electric Co. Ltd.	12,800	518,118
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	30,248
	Fuji Kyuko Co. Ltd.	5,699	200,209
	Fuji Media Holdings, Inc.	12,400	104,731
	Fuji Oil Co. Ltd.	5,300	10,866
	Fuji Oil Holdings, Inc.	8,600	136,380
	Fuji Seal International, Inc.	10,800	140,363
	Fuji Soft, Inc.	5,000	298,438
	Fujibo Holdings, Inc.	3,000	74,806

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujicco Co. Ltd.	4,700	$68,350
	FUJIFILM Holdings Corp.	10,900	576,840
	Fujikura Composites, Inc.	4,800	33,273
	Fujikura Kasei Co. Ltd.	8,100	27,018
	Fujikura Ltd.	66,700	507,011
	Fujimi, Inc.	3,100	157,216
	Fujimori Kogyo Co. Ltd.	4,500	115,539
	Fujitsu General Ltd.	6,600	186,555
	Fujitsu Ltd.	11,500	1,637,362
	Fujiya Co. Ltd.	2,300	44,952
	FuKoKu Co. Ltd.	2,600	20,876
	Fukuda Corp.	1,600	56,039
	Fukuda Denshi Co. Ltd.	5,800	202,126
	Fukui Bank Ltd.	5,600	72,012
	Fukui Computer Holdings, Inc.	2,800	64,570
	Fukuoka Financial Group, Inc.	29,928	690,487
	Fukushima Galilei Co. Ltd.	2,600	88,256
	Fukuyama Transporting Co. Ltd.	6,900	178,544
	FULLCAST Holdings Co. Ltd.	4,700	102,087
	Funai Soken Holdings, Inc.	10,180	220,322
	Furukawa Battery Co. Ltd.	4,000	33,115
	Furukawa Co. Ltd.	7,400	75,434
	Furukawa Electric Co. Ltd.	18,300	355,173
	Furuno Electric Co. Ltd.	7,300	52,328
	Furuya Metal Co. Ltd.	900	67,632
	Furyu Corp.	5,800	51,761
	Fuso Chemical Co. Ltd.	4,500	127,859
	Fuso Pharmaceutical Industries Ltd.	1,700	25,330
	Futaba Corp.	12,100	52,026
	Futaba Industrial Co. Ltd.	18,200	54,787
	Future Corp.	10,400	135,427
	Fuyo General Lease Co. Ltd.	5,200	357,384
	G-7 Holdings, Inc.	7,500	92,858
	Gakken Holdings Co. Ltd.	6,400	48,039
	Gakkyusha Co. Ltd.	1,500	23,342
	Gecoss Corp.	3,900	26,504
	Genki Sushi Co. Ltd.	1,200	27,722
	Genky DrugStores Co. Ltd.	2,400	69,156
	Geo Holdings Corp.	9,500	138,780
	Gift Holdings, Inc.	1,100	35,558
	Giken Ltd.	500	11,384
	GL Sciences, Inc.	1,400	25,496
	GLOBERIDE, Inc.	6,400	131,219
	Glory Ltd.	12,300	215,128
	GMO Financial Gate, Inc.	400	25,610
#	GMO Financial Holdings, Inc.	10,400	44,233
	GMO GlobalSign Holdings KK	1,000	33,331
	GMO internet group, Inc.	12,100	238,126
	GMO Payment Gateway, Inc.	3,600	333,115
	Godo Steel Ltd.	3,100	59,759
	Goldcrest Co. Ltd.	5,400	67,744
	Goldwin, Inc.	3,000	228,547
	Golf Digest Online, Inc.	1,000	11,634
	Good Com Asset Co. Ltd.	4,000	24,335
	Grandy House Corp.	3,100	13,904
	gremz, Inc.	2,000	31,115
	GS Yuasa Corp.	17,699	309,716
	GSI Creos Corp.	3,000	35,579
	G-Tekt Corp.	6,700	79,643

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gun-Ei Chemical Industry Co. Ltd.	1,500	$28,572
*	GungHo Online Entertainment, Inc.	11,570	192,819
	Gunma Bank Ltd.	81,500	317,916
	Gunze Ltd.	4,000	131,725
	H.U. Group Holdings, Inc.	14,000	297,150
	H2O Retailing Corp.	24,860	242,614
	Hachijuni Bank Ltd.	88,700	385,257
	Hagihara Industries, Inc.	3,400	30,975
	Hagiwara Electric Holdings Co. Ltd.	2,500	49,775
	Hakudo Co. Ltd.	1,900	37,967
	Hakuhodo DY Holdings, Inc.	52,400	566,305
#	Hakuto Co. Ltd.	3,600	126,019
	Halows Co. Ltd.	2,800	68,586
	Hamakyorex Co. Ltd.	5,100	127,718
	Hamamatsu Photonics KK	8,400	448,814
	Handsman Co. Ltd.	1,500	13,506
	Hankyu Hanshin Holdings, Inc.	15,600	463,670
	Hanwa Co. Ltd.	6,700	213,335
	Happinet Corp.	4,100	64,094
	Hard Off Corp. Co. Ltd.	2,800	27,864
	Harima Chemicals Group, Inc.	3,800	24,495
	Harmonic Drive Systems, Inc.	2,200	74,098
	Haseko Corp.	60,900	704,562
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	13,134
	Hazama Ando Corp.	47,800	317,125
	Heiwa Real Estate Co. Ltd.	7,000	200,271
	Heiwado Co. Ltd.	7,202	120,370
#*	Hennge KK	2,600	20,636
	Hibiya Engineering Ltd.	4,400	66,431
	Hikari Tsushin, Inc.	1,700	242,655
	HI-LEX Corp.	5,900	52,319
	Himacs Ltd.	300	3,380
*	Hino Motors Ltd.	63,800	272,907
	Hioki EE Corp.	2,200	125,789
	Hirakawa Hewtech Corp.	2,600	23,937
#	Hirano Tecseed Co. Ltd.	1,800	31,894
#	Hirata Corp.	2,600	128,640
	Hirogin Holdings, Inc.	67,300	350,932
	Hirose Electric Co. Ltd.	1,000	130,184
	Hirose Tusyo, Inc.	900	17,558
	Hiroshima Gas Co. Ltd.	7,500	19,745
	Hisaka Works Ltd.	5,000	33,193
	Hisamitsu Pharmaceutical Co., Inc.	5,900	183,725
	Hitachi Construction Machinery Co. Ltd.	14,500	341,958
	Hitachi Zosen Corp.	50,700	335,722
	Hito Communications Holdings, Inc.	1,700	21,312
	Hochiki Corp.	4,800	53,578
	Hodogaya Chemical Co. Ltd.	1,800	46,383
	Hogy Medical Co. Ltd.	1,600	41,555
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	28,290
	Hokkaido Gas Co. Ltd.	2,000	27,428
	Hokkan Holdings Ltd.	2,500	27,138
	Hokko Chemical Industry Co. Ltd.	6,000	38,590
	Hokkoku Financial Holdings, Inc.	6,400	202,836
	Hokuetsu Corp.	34,700	223,380
	Hokuetsu Industries Co. Ltd.	6,000	66,410
	Hokuhoku Financial Group, Inc.	53,500	423,717
#	Hokuriku Electric Industry Co. Ltd.	2,400	24,015
	Hokuriku Electrical Construction Co. Ltd.	3,480	18,639

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd., Sponsored ADR	8,470	$210,225
	Honda Motor Co. Ltd.	56,500	1,397,613
	H-One Co. Ltd.	5,000	25,500
	Honeys Holdings Co. Ltd.	4,450	50,234
	Hoosiers Holdings Co. Ltd.	7,100	43,334
	Horiba Ltd.	9,200	423,685
	Hoshizaki Corp.	5,900	212,083
	Hosiden Corp.	13,000	157,686
	Hosokawa Micron Corp.	3,600	76,776
	Hotland Co. Ltd.	3,400	36,863
	House Foods Group, Inc.	7,700	164,283
	Hoya Corp.	15,800	1,737,556
	HPC Systems, Inc.	1,000	15,362
	HS Holdings Co. Ltd.	4,600	43,137
	Hulic Co. Ltd.	49,269	404,981
	Hyakugo Bank Ltd.	59,200	191,194
	Hyakujushi Bank Ltd.	6,400	100,580
	Ibiden Co. Ltd.	19,700	768,869
	IBJ, Inc.	3,800	29,374
	Ichigo, Inc.	29,000	66,467
	Ichiken Co. Ltd.	1,200	16,736
	Ichikoh Industries Ltd.	11,300	33,814
	Ichinen Holdings Co. Ltd.	5,400	53,517
	Ichiyoshi Securities Co. Ltd.	10,100	48,271
#	Icom, Inc.	1,900	37,253
	ID Holdings Corp.	3,750	28,270
	Idec Corp.	7,300	173,826
	IDOM, Inc.	15,000	96,682
	Ihara Science Corp.	2,000	35,470
	IHI Corp.	31,400	954,079
	Iida Group Holdings Co. Ltd.	15,540	259,059
	Iino Kaiun Kaisha Ltd.	20,000	141,602
	IJTT Co. Ltd.	7,800	31,986
	I'll, Inc.	2,100	31,161
	Imagica Group, Inc.	5,700	29,621
	Imasen Electric Industrial	2,600	14,205
	i-mobile Co. Ltd.	1,300	12,580
	Impact HD, Inc.	800	27,822
	Imuraya Group Co. Ltd.	1,800	31,057
	Inaba Denki Sangyo Co. Ltd.	10,700	232,466
#	Inaba Seisakusho Co. Ltd.	2,800	29,975
	Inabata & Co. Ltd.	12,000	232,929
	Inageya Co. Ltd.	5,300	53,001
*	I-NE Co. Ltd.	800	19,443
	Ines Corp.	4,700	50,108
	I-Net Corp.	3,730	37,675
	Infocom Corp.	6,100	102,825
	Infomart Corp.	24,300	78,612
	Information Services International-Dentsu Ltd.	4,100	135,826
	INFRONEER Holdings, Inc.	49,440	394,652
	Innotech Corp.	4,100	42,731
	Insource Co. Ltd.	11,100	124,881
	Intage Holdings, Inc.	8,600	103,641
	Intelligent Wave, Inc.	2,300	13,996
	Inter Action Corp.	2,400	27,094
	Internet Initiative Japan, Inc.	16,800	315,265
#	Inui Global Logistics Co. Ltd.	2,900	44,685
	I-PEX, Inc.	3,800	33,824
	IPS, Inc.	1,100	24,218

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IR Japan Holdings Ltd.	2,200	$31,013
	Iriso Electronics Co. Ltd.	2,900	97,318
	ISB Corp.	3,100	28,516
	Ise Chemicals Corp.	400	15,940
	Iseki & Co. Ltd.	6,600	62,153
	Isetan Mitsukoshi Holdings Ltd.	45,900	499,425
	Ishihara Chemical Co. Ltd.	3,400	33,219
	Ishihara Sangyo Kaisha Ltd.	8,500	72,363
	Isuzu Motors Ltd.	98,900	1,250,624
*	ITbook Holdings Co. Ltd.	3,200	9,588
	Itfor, Inc.	5,500	36,661
	ITmedia, Inc.	2,300	27,732
	Ito En Ltd.	7,700	274,734
	Itochu Enex Co. Ltd.	17,400	149,142
	Itochu Techno-Solutions Corp.	7,800	193,109
	Itoham Yonekyu Holdings, Inc.	40,700	223,461
	Itoki Corp.	9,400	50,869
	IwaiCosmo Holdings, Inc.	5,600	57,376
	Iwaki Co. Ltd.	1,700	16,544
	Iwasaki Electric Co. Ltd.	2,000	36,796
	Iwatani Corp.	11,500	495,664
	Iwatsu Electric Co. Ltd.	2,900	16,858
	Iwatsuka Confectionery Co. Ltd.	900	29,618
	Iyogin Holdings, Inc.	40,200	226,880
	Izumi Co. Ltd.	8,900	201,512
	J Front Retailing Co. Ltd.	49,600	461,949
	JAC Recruitment Co. Ltd.	4,000	72,697
	Jaccs Co. Ltd.	6,700	216,143
	JAFCO Group Co. Ltd.	19,800	353,333
	JANOME Corp.	7,199	33,606
*	Japan Airlines Co. Ltd.	7,900	167,540
*	Japan Airport Terminal Co. Ltd.	1,500	78,187
	Japan Aviation Electronics Industry Ltd.	15,000	257,696
	Japan Best Rescue System Co. Ltd.	3,600	22,745
*	Japan Communications, Inc.	41,300	70,101
	Japan Electronic Materials Corp.	2,700	30,010
	Japan Elevator Service Holdings Co. Ltd.	15,600	220,227
	Japan Exchange Group, Inc.	45,100	690,236
#	Japan Foundation Engineering Co. Ltd.	6,500	26,777
*	Japan Hospice Holdings, Inc.	600	11,067
#	Japan Investment Adviser Co. Ltd.	2,100	17,768
	Japan Lifeline Co. Ltd.	14,400	105,835
	Japan Material Co. Ltd.	16,500	309,466
	Japan Medical Dynamic Marketing, Inc.	3,200	21,384
	Japan Petroleum Exploration Co. Ltd.	4,600	149,116
#	Japan Post Bank Co. Ltd.	14,800	131,496
	Japan Post Holdings Co. Ltd.	85,200	748,010
	Japan Post Insurance Co. Ltd.	15,600	278,303
	Japan Property Management Center Co. Ltd.	3,600	27,854
	Japan Pulp & Paper Co. Ltd.	3,400	143,449
	Japan Securities Finance Co. Ltd.	27,400	248,438
	Japan Steel Works Ltd.	4,500	95,867
	Japan Transcity Corp.	8,700	35,904
	Japan Wool Textile Co. Ltd.	14,300	106,469
	Jastec Co. Ltd.	1,400	13,068
	JBCC Holdings, Inc.	3,800	54,871
	JCU Corp.	4,600	114,064
	JDC Corp.	7,800	33,408
	Jeol Ltd.	7,780	228,452

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Systems, Inc.	1,300	$25,340
	JGC Holdings Corp.	31,000	404,924
*	JIG-SAW, Inc.	900	33,086
	JINS Holdings, Inc.	3,200	96,369
	JINUSHI Co. Ltd.	3,100	44,304
	JK Holdings Co. Ltd.	3,200	26,137
#	J-Lease Co. Ltd.	1,300	26,118
	JM Holdings Co. Ltd.	3,300	46,459
	JMS Co. Ltd.	5,000	19,299
	J-Oil Mills, Inc.	5,400	65,599
	Joshin Denki Co. Ltd.	5,100	78,416
	Joyful Honda Co. Ltd.	11,900	170,963
	JP-Holdings, Inc.	13,200	34,604
	JSB Co. Ltd.	600	18,734
	JSP Corp.	1,900	23,103
	JTEKT Corp.	45,000	333,598
#	Juki Corp.	9,000	43,735
	Juroku Financial Group, Inc.	7,700	185,300
	Justsystems Corp.	9,100	226,633
	JVCKenwood Corp.	55,200	154,047
	K&O Energy Group, Inc.	3,800	58,995
	Kadokawa Corp.	6,869	128,524
	Kadoya Sesame Mills, Inc.	400	10,893
	Kaga Electronics Co. Ltd.	4,200	139,902
	Kagome Co. Ltd.	6,200	151,431
	Kajima Corp.	42,000	515,814
	Kakaku.com, Inc.	19,000	316,770
	Kakiyasu Honten Co. Ltd.	2,400	37,265
*	Kamakura Shinsho Ltd.	4,900	40,322
	Kameda Seika Co. Ltd.	2,400	81,172
	Kamei Corp.	6,100	66,943
	Kamigumi Co. Ltd.	20,200	413,221
	Kanaden Corp.	4,800	41,318
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	46,033
	Kanamic Network Co. Ltd.	2,900	12,828
	Kanamoto Co. Ltd.	8,356	145,335
	Kandenko Co. Ltd.	25,600	172,061
	Kaneko Seeds Co. Ltd.	2,900	35,281
	Kanematsu Corp.	19,970	244,198
	Kanematsu Electronics Ltd.	3,100	148,047
	Kanemi Co. Ltd.	500	10,971
	Kansai Electric Power Co., Inc.	41,300	397,186
	Kansai Paint Co. Ltd.	14,400	202,797
	Kanto Denka Kogyo Co. Ltd.	13,300	103,247
	Kao Corp.	27,000	1,091,390
*	Kaonavi, Inc.	600	11,267
	Katakura & Co-op Agri Corp.	700	9,243
	Katakura Industries Co. Ltd.	6,600	89,640
	Katitas Co. Ltd.	12,300	301,601
	Kato Works Co. Ltd.	2,500	14,836
	Kawada Technologies, Inc.	1,400	36,593
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	43,998
	Kawasaki Heavy Industries Ltd.	38,200	874,116
	KDDI Corp.	103,300	3,227,447
	KeePer Technical Laboratory Co. Ltd.	3,200	82,429
	Keihan Holdings Co. Ltd.	6,500	174,886
	Keihanshin Building Co. Ltd.	4,200	44,248
	Keikyu Corp.	23,100	239,376
	Keio Corp.	6,100	223,897

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keisei Electric Railway Co. Ltd.	7,074	$206,341
	KEIWA, Inc.	3,800	46,778
	Keiyo Bank Ltd.	28,100	133,473
	Keiyo Co. Ltd.	8,600	59,415
	KEL Corp.	1,000	14,325
	Kenko Mayonnaise Co. Ltd.	2,600	27,246
	Kewpie Corp.	17,200	299,460
	Keyence Corp.	5,000	2,301,844
	KFC Holdings Japan Ltd.	3,200	68,880
	KH Neochem Co. Ltd.	8,400	179,040
	Kibun Foods, Inc.	1,600	11,726
	Kimoto Co. Ltd.	15,800	25,219
	Kimura Chemical Plants Co. Ltd.	5,400	29,805
	Kimura Unity Co. Ltd.	2,400	17,437
	Kinden Corp.	22,500	257,885
	King Jim Co. Ltd.	1,300	8,972
*	Kintetsu Department Store Co. Ltd.	700	13,856
	Kintetsu Group Holdings Co. Ltd.	8,800	286,572
	Kissei Pharmaceutical Co. Ltd.	8,000	157,605
	Ki-Star Real Estate Co. Ltd.	1,900	72,280
	Kitagawa Corp.	2,400	21,797
	Kita-Nippon Bank Ltd.	3,200	54,830
#	Kitanotatsujin Corp.	16,900	43,156
	Kitz Corp.	20,200	127,920
	Kiyo Bank Ltd.	16,100	204,656
	Koa Corp.	2,900	42,270
	Koa Shoji Holdings Co. Ltd.	2,000	10,112
	Koatsu Gas Kogyo Co. Ltd.	6,900	35,265
	Kobayashi Pharmaceutical Co. Ltd.	1,400	100,509
	Kobe Bussan Co. Ltd.	13,100	378,220
*	Kobe Electric Railway Co. Ltd.	1,300	32,060
	Kobe Steel Ltd.	55,620	299,654
	Koei Tecmo Holdings Co. Ltd.	2,880	52,376
	Kohnan Shoji Co. Ltd.	6,800	175,191
	Kohsoku Corp.	2,000	29,002
	Koito Manufacturing Co. Ltd.	14,545	245,348
	Kojima Co. Ltd.	7,900	34,606
	Kokuyo Co. Ltd.	17,400	248,109
	Komatsu Ltd.	78,300	1,924,180
	Komatsu Matere Co. Ltd.	7,000	41,306
	Komatsu Wall Industry Co. Ltd.	2,000	29,465
	KOMEDA Holdings Co. Ltd.	9,900	184,074
	Komehyo Holdings Co. Ltd.	1,800	36,360
	Komeri Co. Ltd.	8,300	170,265
	Komori Corp.	11,900	80,382
	Konami Group Corp.	6,800	334,380
	Kondotec, Inc.	4,900	38,395
	Konica Minolta, Inc.	127,500	534,326
	Konishi Co. Ltd.	6,700	94,977
	Konoike Transport Co. Ltd.	6,500	77,114
	Konoshima Chemical Co. Ltd.	1,600	21,658
	Kosaido Holdings Co. Ltd.	4,300	63,692
	Kose Corp.	400	44,133
	Koshidaka Holdings Co. Ltd.	900	6,517
	Kotobuki Spirits Co. Ltd.	3,400	223,325
	Kotobukiya Co. Ltd.	500	50,977
	Kozo Keikaku Engineering, Inc.	1,000	22,059
	KPP Group Holdings Co. Ltd.	4,800	32,736
	Krosaki Harima Corp.	1,400	64,461

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KRS Corp.	3,000	$22,050
	K's Holdings Corp.	38,200	337,723
	KU Holdings Co. Ltd.	3,800	42,120
	Kubota Corp.	33,600	504,950
	Kumagai Gumi Co. Ltd.	9,277	190,650
	Kumiai Chemical Industry Co. Ltd.	12,810	86,918
	Kunimine Industries Co. Ltd.	2,600	16,850
	Kurabo Industries Ltd.	4,400	75,463
	Kuraray Co. Ltd.	80,528	666,534
	Kureha Corp.	3,600	235,125
	Kurimoto Ltd.	2,100	29,910
	Kurita Water Industries Ltd.	11,100	501,922
	Kuriyama Holdings Corp.	2,700	16,857
	Kusuri no Aoki Holdings Co. Ltd.	4,200	236,645
	KYB Corp.	5,400	153,032
	Kyocera Corp.	11,900	617,508
	Kyoden Co. Ltd.	6,700	25,922
	Kyodo Printing Co. Ltd.	2,100	46,464
	Kyoei Steel Ltd.	5,500	60,123
	Kyokuto Boeki Kaisha Ltd.	3,000	32,098
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	86,154
	Kyokuto Securities Co. Ltd.	5,500	25,088
	Kyokuyo Co. Ltd.	3,000	88,541
	KYORIN Holdings, Inc.	7,500	99,410
	Kyoritsu Maintenance Co. Ltd.	3,800	173,561
	Kyosan Electric Manufacturing Co. Ltd.	10,000	31,413
	Kyowa Kirin Co. Ltd.	5,400	120,425
	Kyudenko Corp.	9,600	248,828
	Kyushu Electric Power Co., Inc.	46,100	265,381
	Kyushu Financial Group, Inc.	85,550	314,438
	Kyushu Railway Co.	13,500	302,625
	LA Holdings Co. Ltd.	1,300	31,462
	LAC Co. Ltd.	1,800	11,201
	Lacto Japan Co. Ltd.	1,700	26,671
	Lasertec Corp.	5,000	946,615
	Lawson, Inc.	9,000	359,876
	LEC, Inc.	7,300	56,131
*	Leopalace21 Corp.	45,800	113,672
	Life Corp.	5,200	113,437
	LIFULL Co. Ltd.	12,600	21,601
	LIKE, Inc.	1,800	29,812
	Linical Co. Ltd.	2,200	12,233
	Link & Motivation, Inc.	10,500	53,322
	Lintec Corp.	10,700	185,292
	Lion Corp.	19,000	210,325
	LITALICO, Inc.	4,200	85,742
	Lixil Corp.	43,300	747,522
*	Locondo, Inc.	1,400	11,015
	Look Holdings, Inc.	2,000	40,060
*	LTS, Inc.	700	15,240
*	M&A Capital Partners Co. Ltd.	3,500	118,545
	M3, Inc.	20,000	546,858
	Mabuchi Motor Co. Ltd.	8,566	245,333
	Macnica Holdings, Inc.	12,550	333,537
	Macromill, Inc.	9,000	79,437
	Maeda Kosen Co. Ltd.	4,200	108,688
	Maezawa Industries, Inc.	3,600	17,083
	Maezawa Kasei Industries Co. Ltd.	3,600	38,088
	Maezawa Kyuso Industries Co. Ltd.	4,200	29,875

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Makino Milling Machine Co. Ltd.	6,200	$222,567
	Makita Corp.	15,366	409,302
#	Management Solutions Co. Ltd.	2,600	70,631
	Mandom Corp.	7,100	80,495
	Mani, Inc.	7,000	102,389
	MarkLines Co. Ltd.	2,700	55,692
	Marubun Corp.	3,300	25,963
	Marudai Food Co. Ltd.	5,000	56,005
	Maruha Nichiro Corp.	10,500	199,374
	Marui Group Co. Ltd.	19,300	328,882
	Maruichi Steel Tube Ltd.	13,600	292,838
	MARUKA FURUSATO Corp.	2,592	69,726
	Marumae Co. Ltd.	1,200	15,733
	Marusan Securities Co. Ltd.	16,100	53,019
	Maruwa Co. Ltd.	2,300	294,008
	Maruzen CHI Holdings Co. Ltd.	3,900	10,420
	Maruzen Co. Ltd.	1,300	18,115
	Maruzen Showa Unyu Co. Ltd.	3,100	75,117
	Marvelous, Inc.	8,400	45,006
	Matsuda Sangyo Co. Ltd.	3,100	56,481
	Matsui Construction Co. Ltd.	6,000	26,938
	Matsui Securities Co. Ltd.	28,100	168,269
	MatsukiyoCocokara & Co.	3,060	152,646
	Max Co. Ltd.	5,000	78,226
	Maxell Ltd.	12,500	136,417
	Maxvalu Tokai Co. Ltd.	2,300	49,884
	Mazda Motor Corp.	61,206	487,199
#	McDonald's Holdings Co. Japan Ltd.	5,000	197,537
	MCJ Co. Ltd.	23,800	185,121
	Mebuki Financial Group, Inc.	170,450	443,991
	MEC Co. Ltd.	4,200	81,185
	Media Do Co. Ltd.	1,800	24,054
	Medical Data Vision Co. Ltd.	6,200	46,903
	Medical System Network Co. Ltd.	7,000	21,756
	Medikit Co. Ltd.	700	13,469
	Medipal Holdings Corp.	28,400	379,168
	Medius Holdings Co. Ltd.	1,500	8,629
*	MedPeer, Inc.	3,100	34,714
	Megachips Corp.	4,800	100,224
	Megmilk Snow Brand Co. Ltd.	13,200	184,748
	Meidensha Corp.	10,000	148,555
	Meiji Electric Industries Co. Ltd.	1,500	13,066
	Meiko Electronics Co. Ltd.	6,600	147,953
	Meisei Industrial Co. Ltd.	10,800	68,858
	Meitec Corp.	18,400	346,135
	Meito Sangyo Co. Ltd.	2,500	32,204
*	Meiwa Corp.	5,000	26,572
	Meiwa Estate Co. Ltd.	2,100	14,188
	Melco Holdings, Inc.	1,500	38,713
	Members Co. Ltd.	2,300	34,365
	Menicon Co. Ltd.	14,800	327,034
*	Mercari, Inc.	2,500	54,450
#*	MetaReal Corp.	900	8,264
	METAWATER Co. Ltd.	4,500	59,396
	Micronics Japan Co. Ltd.	7,900	84,741
	Midac Holdings Co. Ltd.	2,400	52,447
	Mie Kotsu Group Holdings, Inc.	12,100	46,454
	Milbon Co. Ltd.	4,780	210,214
	MIMAKI ENGINEERING Co. Ltd.	1,500	7,002

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mimasu Semiconductor Industry Co. Ltd.	4,500	$89,257
	Minebea Mitsumi, Inc.	35,490	618,686
#	Ministop Co. Ltd.	3,800	41,447
#	Mipox Corp.	3,200	17,892
	Mirai Industry Co. Ltd.	1,400	16,185
#	Miraial Co. Ltd.	1,700	20,130
	Mirait One Corp.	23,410	285,490
	Mirarth Holdings, Inc.	27,900	82,600
	Miroku Jyoho Service Co. Ltd.	4,500	56,399
	MISUMI Group, Inc.	19,300	485,732
	Mitani Corp.	8,000	83,392
	Mitani Sangyo Co. Ltd.	7,800	19,039
	Mito Securities Co. Ltd.	16,800	38,599
	Mitsuba Corp.	11,200	44,230
	Mitsubishi Electric Corp.	56,700	624,877
	Mitsubishi Estate Co. Ltd.	35,600	457,571
	Mitsubishi Gas Chemical Co., Inc.	33,000	482,213
	Mitsubishi HC Capital, Inc.	148,570	758,323
	Mitsubishi Heavy Industries Ltd.	25,700	1,007,696
	Mitsubishi Kakoki Kaisha Ltd.	1,800	30,414
	Mitsubishi Logisnext Co. Ltd.	8,300	46,286
	Mitsubishi Logistics Corp.	11,300	263,871
*	Mitsubishi Motors Corp.	79,200	305,150
	Mitsubishi Pencil Co. Ltd.	8,500	95,350
	Mitsubishi Research Institute, Inc.	1,900	73,926
	Mitsubishi UFJ Financial Group, Inc.	488,200	3,576,007
	Mitsuboshi Belting Ltd.	5,800	165,497
	Mitsui Chemicals, Inc.	39,466	928,981
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	70,384
*	Mitsui E&S Holdings Co. Ltd.	6,500	20,230
	Mitsui Fudosan Co. Ltd.	30,400	569,807
#	Mitsui High-Tec, Inc.	4,300	226,750
	Mitsui Mining & Smelting Co. Ltd.	14,999	399,590
#	Mitsui OSK Lines Ltd.	19,900	493,892
	Mitsui-Soko Holdings Co. Ltd.	5,400	155,256
	Mitsuuroko Group Holdings Co. Ltd.	8,300	75,388
	Miura Co. Ltd.	7,100	177,665
	Mixi, Inc.	7,400	141,975
	Miyaji Engineering Group, Inc.	1,500	41,650
	Miyazaki Bank Ltd.	4,300	88,144
	Mizuho Financial Group, Inc.	98,380	1,536,738
	Mizuho Leasing Co. Ltd.	7,700	204,286
	Mizuho Medy Co. Ltd.	1,800	44,756
	Mizuno Corp.	5,500	124,792
	Monex Group, Inc.	45,600	160,866
	Monogatari Corp.	1,600	80,168
	MonotaRO Co. Ltd.	22,800	345,382
	Morinaga & Co. Ltd.	8,500	252,032
	Morinaga Milk Industry Co. Ltd.	10,500	388,423
	Moriroku Holdings Co. Ltd.	2,200	30,134
	Morita Holdings Corp.	8,100	75,812
	Morito Co. Ltd.	5,100	37,353
	Morningstar Japan KK	6,900	24,695
	Morozoff Ltd.	1,000	25,951
#	Mortgage Service Japan Ltd.	2,200	15,105
	MrMax Holdings Ltd.	8,700	44,664
	MS&AD Insurance Group Holdings, Inc.	17,600	564,497
	m-up Holdings, Inc.	7,600	72,729
	Murakami Corp.	1,400	25,834

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Murata Manufacturing Co. Ltd.	33,000	$1,885,636
	Musashi Seimitsu Industry Co. Ltd.	13,700	188,804
	Musashino Bank Ltd.	7,800	136,885
	Nabtesco Corp.	11,600	339,631
	NAC Co. Ltd.	2,700	19,950
	Nachi-Fujikoshi Corp.	4,500	136,059
	Nafco Co. Ltd.	2,900	36,380
	Nagano Bank Ltd.	1,800	19,909
	Nagano Keiki Co. Ltd.	4,100	36,283
	Nagase & Co. Ltd.	26,100	421,185
	Nagatanien Holdings Co. Ltd.	2,700	42,311
	Nagawa Co. Ltd.	900	55,336
	Nagoya Railroad Co. Ltd.	19,400	320,776
	Naigai Trans Line Ltd.	1,300	21,772
	Nakabayashi Co. Ltd.	4,900	18,342
	Nakamoto Packs Co. Ltd.	1,600	19,546
*	Nakamura Choukou Co. Ltd.	3,800	14,847
	Nakamuraya Co. Ltd.	900	21,247
	Nakanishi, Inc.	12,300	260,952
*	Namura Shipbuilding Co. Ltd.	9,500	29,427
	Nankai Electric Railway Co. Ltd.	11,300	245,545
	Nanto Bank Ltd.	7,800	161,799
	Narasaki Sangyo Co. Ltd.	700	11,007
	Natori Co. Ltd.	2,900	46,289
	NEC Capital Solutions Ltd.	2,400	45,720
	NEC Corp.	25,100	906,803
	NEC Networks & System Integration Corp.	11,500	153,576
	NET One Systems Co. Ltd.	20,600	558,259
	New Art Holdings Co. Ltd.	2,100	25,850
	New Japan Chemical Co. Ltd.	5,200	9,068
	Nexon Co. Ltd.	4,300	103,684
	Nextage Co. Ltd.	10,600	238,427
*	NexTone, Inc.	1,300	46,574
	NGK Insulators Ltd.	41,300	571,645
	NGK Spark Plug Co. Ltd.	32,000	625,316
	NH Foods Ltd.	18,500	555,409
	NHK Spring Co. Ltd.	53,200	376,047
	Nicca Chemical Co. Ltd.	1,900	11,999
	Nice Corp.	1,400	14,355
	Nichias Corp.	15,700	303,930
	Nichiban Co. Ltd.	2,800	39,142
	Nichicon Corp.	9,200	90,378
	Nichiden Corp.	3,400	47,177
	Nichiha Corp.	7,200	154,535
	Nichirei Corp.	21,000	439,434
	Nichireki Co. Ltd.	5,800	62,065
	Nichirin Co. Ltd.	2,810	40,630
	Nidec Corp.	11,200	620,691
	Nifco, Inc.	17,300	449,051
	Nihon Chouzai Co. Ltd.	2,800	25,300
	Nihon Dempa Kogyo Co. Ltd.	4,700	55,413
	Nihon Dengi Co. Ltd.	900	22,121
	Nihon Denkei Co. Ltd.	1,350	17,094
	Nihon Flush Co. Ltd.	5,100	36,378
#	Nihon House Holdings Co. Ltd.	11,100	32,808
	Nihon Kagaku Sangyo Co. Ltd.	2,900	22,336
	Nihon Kohden Corp.	13,500	354,658
	Nihon M&A Center Holdings, Inc.	43,300	442,673
	Nihon Nohyaku Co. Ltd.	9,800	53,929

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co. Ltd.	19,400	$143,237
	Nihon Tokushu Toryo Co. Ltd.	2,700	18,400
	Nihon Trim Co. Ltd.	700	15,795
#	Niitaka Co. Ltd.	500	7,776
	Nikkiso Co. Ltd.	16,700	131,112
	Nikko Co. Ltd.	8,000	38,791
	Nikkon Holdings Co. Ltd.	14,900	286,880
	Nikon Corp.	46,300	457,139
	Nintendo Co. Ltd.	49,000	2,124,531
	Nippn Corp.	13,100	163,730
	Nippon Air Conditioning Services Co. Ltd.	3,800	20,647
	Nippon Aqua Co. Ltd.	1,900	13,917
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	38,424
	Nippon Carbide Industries Co., Inc.	1,700	17,319
	Nippon Carbon Co. Ltd.	2,400	81,734
	Nippon Care Supply Co. Ltd.	700	8,459
	Nippon Ceramic Co. Ltd.	2,100	39,142
	Nippon Chemical Industrial Co. Ltd.	1,799	26,446
*	Nippon Chemi-Con Corp.	5,200	66,307
	Nippon Concept Corp.	2,200	26,705
	Nippon Concrete Industries Co. Ltd.	4,300	7,402
	Nippon Densetsu Kogyo Co. Ltd.	9,600	120,230
	Nippon Dry-Chemical Co. Ltd.	1,600	18,529
	Nippon Electric Glass Co. Ltd.	17,800	330,553
	Nippon Express Holdings, Inc.	14,800	858,884
#	Nippon Felt Co. Ltd.	2,300	7,243
	Nippon Filcon Co. Ltd.	1,900	6,622
	Nippon Fine Chemical Co. Ltd.	2,700	50,009
	Nippon Gas Co. Ltd.	29,300	467,667
	Nippon Hume Corp.	6,600	33,778
	Nippon Kodoshi Corp.	1,600	23,921
	Nippon Koei Co. Ltd.	3,800	104,407
	Nippon Light Metal Holdings Co. Ltd.	15,081	172,857
	Nippon Paint Holdings Co. Ltd.	8,500	77,601
	Nippon Paper Industries Co. Ltd.	26,678	198,619
	Nippon Parking Development Co. Ltd.	51,500	102,492
	Nippon Pillar Packing Co. Ltd.	5,000	121,580
	Nippon Piston Ring Co. Ltd.	2,300	22,344
	Nippon Rietec Co. Ltd.	4,000	27,645
	Nippon Road Co. Ltd.	1,000	47,735
	Nippon Seiki Co. Ltd.	13,400	86,386
	Nippon Seisen Co. Ltd.	600	20,968
	Nippon Sharyo Ltd.	2,200	33,582
*	Nippon Sheet Glass Co. Ltd.	24,600	119,080
	Nippon Shinyaku Co. Ltd.	6,700	344,823
	Nippon Shokubai Co. Ltd.	5,300	224,376
	Nippon Signal Company Ltd.	11,500	92,360
	Nippon Soda Co. Ltd.	6,500	212,456
	Nippon Steel Trading Corp.	4,100	292,322
	Nippon Telegraph & Telephone Corp.	36,300	1,088,474
	Nippon Thompson Co. Ltd.	14,800	67,831
#	Nippon Yusen KK	61,200	1,455,878
	Nishikawa Rubber Co. Ltd.	2,100	18,002
	Nishimatsu Construction Co. Ltd.	10,700	334,250
#	Nishimatsuya Chain Co. Ltd.	9,200	109,249
	Nishimoto Co. Ltd.	700	18,704
	Nishi-Nippon Financial Holdings, Inc.	33,700	280,501
	Nishi-Nippon Railroad Co. Ltd.	9,200	169,901
	Nishio Rent All Co. Ltd.	6,100	147,149

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Motor Co. Ltd.	149,100	$535,707
	Nissan Shatai Co. Ltd.	17,700	122,984
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	11,768
	Nissei ASB Machine Co. Ltd.	2,500	86,780
	Nissei Plastic Industrial Co. Ltd.	4,600	34,853
	Nissha Co. Ltd.	11,400	169,615
	Nisshin Group Holdings Co. Ltd.	9,400	33,015
	Nisshin Oillio Group Ltd.	6,200	152,294
	Nisshin Seifun Group, Inc.	23,640	296,103
	Nisshinbo Holdings, Inc.	36,875	275,638
	Nissin Corp.	3,500	59,602
	Nissin Electric Co. Ltd.	12,400	128,565
	Nissin Foods Holdings Co. Ltd.	2,600	203,262
	Nisso Corp.	2,800	12,783
	Nissui Corp.	79,600	330,756
	Nitori Holdings Co. Ltd.	6,800	900,019
	Nitta Corp.	5,800	128,250
	Nitta Gelatin, Inc.	3,200	21,106
	Nitto Boseki Co. Ltd.	5,500	86,733
	Nitto Denko Corp.	19,900	1,286,285
	Nitto Fuji Flour Milling Co. Ltd.	600	20,164
	Nitto Kogyo Corp.	7,300	136,653
	Nitto Kohki Co. Ltd.	3,400	40,206
	Nitto Seiko Co. Ltd.	6,900	27,052
	Nittoc Construction Co. Ltd.	6,700	47,672
	NJS Co. Ltd.	1,500	25,177
	Noda Corp.	2,000	17,086
	Noevir Holdings Co. Ltd.	2,700	118,894
	Nojima Corp.	17,000	182,493
	NOK Corp.	22,000	208,941
	Nomura Holdings, Inc.	169,900	678,042
#	Nomura Holdings, Inc., Sponsored ADR	61,247	247,438
	Nomura Micro Science Co. Ltd.	1,400	51,199
	Nomura Real Estate Holdings, Inc.	20,900	460,645
	Nomura Research Institute Ltd.	14,489	347,846
	Noritake Co. Ltd.	2,700	87,538
	Noritsu Koki Co. Ltd.	4,200	76,072
	Noritz Corp.	8,000	92,485
	North Pacific Bank Ltd.	80,000	173,594
	NS Solutions Corp.	3,200	82,363
	NS Tool Co. Ltd.	3,500	28,885
	NSD Co. Ltd.	14,000	251,522
	NSK Ltd.	71,600	402,704
	NSW, Inc.	1,800	28,618
	NTN Corp.	107,821	223,520
	NTT Data Corp.	42,500	659,233
	Oat Agrio Co. Ltd.	1,200	13,912
#	Obara Group, Inc.	2,300	66,549
	Obayashi Corp.	63,100	489,449
#	OBIC Business Consultants Co. Ltd.	1,400	54,981
	Obic Co. Ltd.	1,300	208,425
	Ochi Holdings Co. Ltd.	1,000	10,307
	Odakyu Electric Railway Co. Ltd.	16,899	222,177
	Ogaki Kyoritsu Bank Ltd.	9,300	139,448
	Ohara, Inc.	1,700	15,878
#	Ohashi Technica, Inc.	3,300	38,164
#	Ohba Co. Ltd.	1,700	9,503
#	Ohizumi Mfg. Co. Ltd.	200	1,335
	Ohsho Food Service Corp.	2,100	98,141

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oiles Corp.	6,940	$82,601
#*	Oisix ra daichi, Inc.	5,700	96,191
	Oita Bank Ltd.	3,900	65,613
	Oji Holdings Corp.	180,000	743,895
	Okabe Co. Ltd.	10,200	57,241
	Okada Aiyon Corp.	800	9,847
	Okamoto Machine Tool Works Ltd.	1,100	39,620
	Okamura Corp.	12,400	136,009
	Okasan Securities Group, Inc.	45,100	145,872
	Oki Electric Industry Co. Ltd.	22,348	126,238
	Okinawa Cellular Telephone Co.	7,400	179,044
	Okinawa Financial Group, Inc.	6,380	118,572
	OKUMA Corp.	5,100	206,718
	Okumura Corp.	8,000	186,113
	Okura Industrial Co. Ltd.	2,600	37,723
#	Okuwa Co. Ltd.	5,900	41,759
	Omron Corp.	6,400	370,308
	Onoken Co. Ltd.	4,000	48,064
	Onward Holdings Co. Ltd.	29,800	75,921
	Ootoya Holdings Co. Ltd.	500	12,921
	Open House Group Co. Ltd.	10,200	385,869
	Open Up Group, Inc.	800	11,800
	Optex Group Co. Ltd.	5,800	95,088
*	Optim Corp.	3,400	29,984
	Optorun Co. Ltd.	600	11,840
	Oracle Corp.	3,400	232,923
	Orchestra Holdings, Inc.	400	6,211
	Organo Corp.	7,200	183,019
	Oricon, Inc.	2,300	15,767
	Orient Corp.	14,980	136,871
	Oriental Consultants Holdings Co. Ltd.	500	10,481
	Oriental Land Co. Ltd.	1,100	183,282
	Oriental Shiraishi Corp.	31,900	76,193
	ORIX Corp.	104,000	1,828,630
	Oro Co. Ltd.	1,400	20,644
	Osaka Gas Co. Ltd.	20,800	335,647
	Osaka Organic Chemical Industry Ltd.	4,200	69,302
	Osaka Soda Co. Ltd.	2,700	88,247
	Osaka Steel Co. Ltd.	3,400	32,554
	Osaki Electric Co. Ltd.	11,100	45,995
	OSG Corp.	15,600	244,840
	Otsuka Corp.	8,000	263,196
	OUG Holdings, Inc.	1,000	18,657
	Outsourcing, Inc.	28,700	223,033
	Oyo Corp.	5,800	90,500
	Ozu Corp.	700	8,528
	Pacific Industrial Co. Ltd.	10,876	90,162
	Pack Corp.	3,200	63,972
	PAL GROUP Holdings Co. Ltd.	5,000	107,230
	PALTAC Corp.	4,800	173,794
	Pan Pacific International Holdings Corp.	40,700	752,670
	Panasonic Holdings Corp.	179,101	1,660,870
	Paraca, Inc.	1,500	21,873
	Paramount Bed Holdings Co. Ltd.	10,200	195,905
*	Park24 Co. Ltd.	19,100	323,950
	Parker Corp.	3,000	12,342
	Pasona Group, Inc.	6,100	98,421
	PC Depot Corp.	7,800	17,379
	PCI Holdings, Inc.	1,100	8,760

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	$27,469
	Penta-Ocean Construction Co. Ltd.	60,200	300,252
	People Dreams & Technologies Group Co. Ltd.	1,400	15,536
*	PeptiDream, Inc.	700	10,929
	Persol Holdings Co. Ltd.	13,500	295,994
*	PIA Corp.	1,400	36,151
	Pickles Holdings Co. Ltd.	2,400	22,390
	Pigeon Corp.	21,175	336,531
	Pilot Corp.	6,000	214,153
	Piolax, Inc.	7,100	97,129
	Pola Orbis Holdings, Inc.	3,900	56,268
	Pole To Win Holdings, Inc.	8,400	56,583
	Poppins Corp.	1,400	21,722
	Premium Group Co. Ltd.	8,700	107,370
	Premium Water Holdings, Inc.	800	14,788
	Press Kogyo Co. Ltd.	23,000	79,908
	Pressance Corp.	2,600	33,265
	Prestige International, Inc.	20,100	112,126
	Prima Meat Packers Ltd.	5,699	96,679
	Procrea Holdings, Inc.	8,008	143,349
	Pronexus, Inc.	5,200	39,015
	Pro-Ship, Inc.	800	9,221
	Proto Corp.	5,000	48,977
	PS Mitsubishi Construction Co. Ltd.	10,100	49,320
	Punch Industry Co. Ltd.	4,300	15,343
	QB Net Holdings Co. Ltd.	2,900	33,326
	Qol Holdings Co. Ltd.	8,200	74,120
	Quick Co. Ltd.	2,100	32,967
	Raccoon Holdings, Inc.	4,100	37,316
	Raito Kogyo Co. Ltd.	8,000	118,726
	Raiznext Corp.	7,900	80,324
	Rakus Co. Ltd.	11,000	150,750
*	Rakuten Group, Inc.	35,900	183,034
*	RaQualia Pharma, Inc.	2,800	21,998
	Rasa Corp.	1,700	16,176
	Rasa Industries Ltd.	2,100	31,677
	Raysum Co. Ltd.	636	6,722
	Recruit Holdings Co. Ltd.	59,700	1,919,968
	Relia, Inc.	11,900	134,208
	Relo Group, Inc.	18,100	306,730
#*	Remixpoint, Inc.	20,800	45,082
	Renaissance, Inc.	2,000	14,137
*	Renesas Electronics Corp.	68,100	700,483
	Rengo Co. Ltd.	55,500	391,719
*	RENOVA, Inc.	5,700	99,207
	Resol Holdings Co. Ltd.	500	18,373
	Resona Holdings, Inc.	180,163	996,970
	Resonac Holdings Corp.	48,800	834,020
	Resorttrust, Inc.	15,000	274,090
	Restar Holdings Corp.	4,900	83,126
#	Retail Partners Co. Ltd.	4,600	48,450
	Rheon Automatic Machinery Co. Ltd.	3,400	28,492
	Rhythm Co. Ltd.	1,100	14,147
	Ricoh Co. Ltd.	59,900	464,981
	Ricoh Leasing Co. Ltd.	3,900	116,521
	Ride On Express Holdings Co. Ltd.	1,500	12,463
	Riken Corp.	2,100	39,241
	Riken Keiki Co. Ltd.	2,600	92,747
	Riken Technos Corp.	12,300	50,168

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Riken Vitamin Co. Ltd.	3,400	$50,403
	Rinnai Corp.	3,500	276,255
	Rion Co. Ltd.	2,800	40,251
	Riso Kyoiku Co. Ltd.	30,900	86,837
	Rix Corp.	800	14,028
	Rohm Co. Ltd.	6,800	544,894
	Rohto Pharmaceutical Co. Ltd.	27,200	501,879
#	Rokko Butter Co. Ltd.	3,500	35,607
	Roland Corp.	3,300	98,531
	Roland DG Corp.	3,900	87,285
	Rorze Corp.	2,700	207,542
	Round One Corp.	43,600	160,648
	RS Technologies Co. Ltd.	1,800	54,700
	Ryobi Ltd.	6,600	64,246
	Ryoden Corp.	3,500	47,341
	Ryohin Keikaku Co. Ltd.	48,300	535,557
	Ryosan Co. Ltd.	5,400	122,375
	S Foods, Inc.	4,600	105,141
	S&B Foods, Inc.	1,300	35,264
	Sac's Bar Holdings, Inc.	4,300	24,549
	Saibu Gas Holdings Co. Ltd.	4,800	67,857
	Saison Information Systems Co. Ltd.	1,400	20,314
	Sakai Chemical Industry Co. Ltd.	3,500	49,183
	Sakai Heavy Industries Ltd.	500	13,852
	Sakai Moving Service Co. Ltd.	2,300	79,536
	Sakata INX Corp.	11,900	100,278
	Sakura Internet, Inc.	4,600	18,037
	Sala Corp.	16,500	95,756
	SAMTY Co. Ltd.	4,700	74,232
	San Holdings, Inc.	2,600	37,669
	San ju San Financial Group, Inc.	6,050	77,712
	San-A Co. Ltd.	2,700	86,903
	San-Ai Obbli Co. Ltd.	15,800	164,387
#*	Sanden Corp.	3,600	6,163
	Sanei Architecture Planning Co. Ltd.	2,700	31,000
	Sangetsu Corp.	8,700	152,886
	San-In Godo Bank Ltd.	39,100	243,206
	Sanken Electric Co. Ltd.	4,700	266,904
	Sanki Engineering Co. Ltd.	9,000	108,064
	Sanko Gosei Ltd.	4,500	18,340
	Sanko Metal Industrial Co. Ltd.	800	23,040
	Sankyo Frontier Co. Ltd.	1,100	28,917
	Sankyo Seiko Co. Ltd.	8,500	31,340
	Sankyo Tateyama, Inc.	6,600	34,248
	Sankyu, Inc.	13,000	510,793
	Sanoh Industrial Co. Ltd.	8,500	42,193
	Sanrio Co. Ltd.	3,500	133,498
	Sansei Technologies, Inc.	2,400	14,970
	Sansha Electric Manufacturing Co. Ltd.	2,800	19,968
	Sanshin Electronics Co. Ltd.	2,600	50,593
	Santen Pharmaceutical Co. Ltd.	63,100	491,912
	Sanwa Holdings Corp.	39,800	421,339
	Sanyo Chemical Industries Ltd.	3,100	101,085
	Sanyo Denki Co. Ltd.	2,500	121,194
	Sanyo Electric Railway Co. Ltd.	3,200	53,640
*	Sanyo Shokai Ltd.	3,599	39,243
	Sanyo Special Steel Co. Ltd.	6,500	124,712
	Sanyo Trading Co. Ltd.	4,800	41,963
	Sata Construction Co. Ltd.	3,000	11,058

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sato Foods Co. Ltd.	300	$11,312
	Sato Holdings Corp.	6,600	107,583
	Sato Shoji Corp.	3,600	36,760
	Satori Electric Co. Ltd.	3,200	34,291
	SB Technology Corp.	2,100	31,733
	SBI Holdings, Inc.	28,400	602,060
*	SBI Insurance Group Co. Ltd.	900	7,224
	SBI Shinsei Bank Ltd.	8,700	160,465
	SBS Holdings, Inc.	6,000	137,009
	SCREEN Holdings Co. Ltd.	7,500	558,877
	Scroll Corp.	9,300	52,106
	SCSK Corp.	17,100	278,515
	SEC Carbon Ltd.	500	27,323
	Sega Sammy Holdings, Inc.	12,100	191,598
	Seibu Electric & Machinery Co. Ltd.	1,200	15,155
	Seibu Holdings, Inc.	19,600	219,865
	Seika Corp.	2,100	26,111
	Seikagaku Corp.	8,300	53,049
	Seikitokyu Kogyo Co. Ltd.	9,100	56,758
	Seiko Epson Corp.	52,500	814,170
	Seiko Group Corp.	6,099	137,696
	Seiko PMC Corp.	3,600	15,554
	Seino Holdings Co. Ltd.	32,500	324,577
#	Seiren Co. Ltd.	7,900	145,088
	Sekisui Chemical Co. Ltd.	50,200	703,216
#	Sekisui House Ltd.	49,600	937,403
	Sekisui Jushi Corp.	5,900	89,549
	Sekisui Kasei Co. Ltd.	7,400	22,172
#	SEMITEC Corp.	300	20,770
	Senko Group Holdings Co. Ltd.	31,000	239,780
	Senshu Electric Co. Ltd.	3,200	85,289
	Senshu Ikeda Holdings, Inc.	61,400	121,134
*	Senshukai Co. Ltd.	8,300	25,310
	Seria Co. Ltd.	11,900	261,504
	Seven & I Holdings Co. Ltd.	62,600	2,955,527
	Seven Bank Ltd.	134,900	277,214
	SG Holdings Co. Ltd.	28,800	444,422
#	Sharp Corp.	57,400	477,113
	Shibaura Electronics Co. Ltd.	2,300	92,239
	Shibaura Machine Co. Ltd.	3,900	85,445
	Shibaura Mechatronics Corp.	1,000	84,109
	Shibusawa Warehouse Co. Ltd.	2,600	41,871
	Shibuya Corp.	3,900	76,052
	Shidax Corp.	11,600	58,571
*	SHIFT, Inc.	1,800	335,944
	Shiga Bank Ltd.	10,700	222,718
	Shikibo Ltd.	2,900	21,585
	Shikoku Bank Ltd.	9,300	71,270
	Shikoku Kasei Holdings Corp.	11,400	112,116
	Shima Seiki Manufacturing Ltd.	7,600	115,132
	Shimamura Co. Ltd.	3,600	338,078
	Shimano, Inc.	4,093	729,927
	Shimizu Bank Ltd.	3,400	40,541
	Shimizu Corp.	70,900	397,444
	Shimojima Co. Ltd.	2,400	17,631
	Shin Maint Holdings Co. Ltd.	1,300	14,556
	Shin Nippon Air Technologies Co. Ltd.	2,800	41,783
	Shin Nippon Biomedical Laboratories Ltd.	5,300	95,413
	Shinagawa Refractories Co. Ltd.	1,600	50,868

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shindengen Electric Manufacturing Co. Ltd.	2,200	$57,139
	Shin-Etsu Chemical Co. Ltd.	20,600	3,036,914
	Shin-Etsu Polymer Co. Ltd.	10,400	103,560
#	Shinki Bus Co. Ltd.	600	15,938
	Shinko Electric Industries Co. Ltd.	11,000	309,496
	Shinko Shoji Co. Ltd.	6,300	64,132
	Shinmaywa Industries Ltd.	15,800	131,413
	Shinnihon Corp.	8,500	54,198
	Shin-Nihon Tatemono Co. Ltd.	3,800	14,097
	Shinnihonseiyaku Co. Ltd.	1,400	15,718
	Shinsho Corp.	1,400	61,547
	Shinwa Co. Ltd.	2,600	42,411
	Shinwa Co. Ltd.	1,900	11,768
	Ship Healthcare Holdings, Inc.	17,100	332,034
	Shizuki Electric Co., Inc.	3,200	11,684
	Shizuoka Financial Group, Inc.	61,900	524,394
	Shizuoka Gas Co. Ltd.	14,300	125,375
	SHO-BOND Holdings Co. Ltd.	4,000	170,664
	Shoei Co. Ltd.	5,500	211,781
	Shoei Foods Corp.	2,200	70,330
	Shofu, Inc.	2,600	46,634
	Showa Sangyo Co. Ltd.	4,700	91,693
	Sigma Koki Co. Ltd.	700	8,293
	SIGMAXYZ Holdings, Inc.	6,500	69,189
	Siix Corp.	7,900	85,378
	Sinanen Holdings Co. Ltd.	1,900	56,081
	Sinfonia Technology Co. Ltd.	6,900	83,366
	Sinko Industries Ltd.	4,500	54,273
	Sintokogio Ltd.	10,000	55,568
	SK Kaken Co. Ltd.	200	66,627
	SK-Electronics Co. Ltd.	2,100	19,452
	SKY Perfect JSAT Holdings, Inc.	38,100	147,078
#*	Skylark Holdings Co. Ltd.	44,100	524,829
	SMC Corp.	900	457,119
	SMK Corp.	1,100	19,882
	SMS Co. Ltd.	16,400	431,394
#	Snow Peak, Inc.	6,200	102,989
	Soda Nikka Co. Ltd.	4,200	24,139
	Sodick Co. Ltd.	13,900	80,874
	Soft99 Corp.	3,800	34,087
	Softbank Corp.	121,900	1,394,791
	SoftBank Group Corp.	47,600	2,253,482
	Softcreate Holdings Corp.	1,300	33,104
	Software Service, Inc.	600	40,689
	Sohgo Security Services Co. Ltd.	14,100	388,200
	Soken Chemical & Engineering Co. Ltd.	2,200	29,539
	Solasto Corp.	12,000	63,220
	Soliton Systems KK	2,100	18,588
	Sompo Holdings, Inc.	21,800	938,466
	Sony Group Corp.	69,900	6,245,672
	Sotetsu Holdings, Inc.	12,900	220,536
	Space Co. Ltd.	4,390	31,794
	Sparx Group Co. Ltd.	4,840	67,760
	SPK Corp.	2,200	24,933
	S-Pool, Inc.	16,400	97,971
	Square Enix Holdings Co. Ltd.	5,700	269,560
	SRA Holdings	2,600	62,500
*	SRE Holdings Corp.	1,500	47,691
	ST Corp.	2,000	24,189

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	St. Marc Holdings Co. Ltd.	3,900	$52,542
	Stanley Electric Co. Ltd.	12,300	264,711
	Star Mica Holdings Co. Ltd.	6,400	33,310
	Star Micronics Co. Ltd.	8,300	108,290
	Starts Corp., Inc.	9,300	184,935
	Starzen Co. Ltd.	4,200	68,793
	St-Care Holding Corp.	2,700	17,230
	Stella Chemifa Corp.	2,900	57,821
	Step Co. Ltd.	2,300	31,960
	Strike Co. Ltd.	1,700	55,080
#	Studio Alice Co. Ltd.	3,200	52,593
	Subaru Corp.	88,400	1,452,557
	Subaru Enterprise Co. Ltd.	400	27,610
	Sugi Holdings Co. Ltd.	6,600	288,474
	Sugimoto & Co. Ltd.	2,600	40,253
	SUMCO Corp.	61,400	909,749
	Sumida Corp.	8,500	94,674
	Sumitomo Densetsu Co. Ltd.	4,100	74,927
	Sumitomo Electric Industries Ltd.	81,700	981,720
	Sumitomo Forestry Co. Ltd.	31,700	592,711
	Sumitomo Heavy Industries Ltd.	23,300	518,128
	Sumitomo Metal Mining Co. Ltd.	49,400	2,005,799
	Sumitomo Mitsui Construction Co. Ltd.	37,320	120,708
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	99,435
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,164,361
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	1,081,930
	Sumitomo Realty & Development Co. Ltd.	30,000	731,314
	Sumitomo Rubber Industries Ltd.	37,725	334,912
	Sumitomo Seika Chemicals Co. Ltd.	2,800	89,471
	Sumitomo Warehouse Co. Ltd.	14,500	223,257
	Sun Frontier Fudousan Co. Ltd.	9,900	85,341
	Suncall Corp.	3,600	18,446
	Sundrug Co. Ltd.	14,300	404,594
	Suntory Beverage & Food Ltd.	10,900	368,068
	Sun-Wa Technos Corp.	3,300	47,291
	Suruga Bank Ltd.	39,300	128,271
	Suzuden Corp.	800	15,136
	Suzuken Co. Ltd.	12,150	320,008
	Suzuki Co. Ltd.	4,100	30,520
	Suzuki Motor Corp.	13,300	498,646
	SWCC Showa Holdings Co. Ltd.	5,900	83,253
*	SymBio Pharmaceuticals Ltd.	5,100	24,972
	System Information Co. Ltd.	4,200	27,382
	System Research Co. Ltd.	1,200	20,348
	System Support, Inc.	900	11,256
	Systems Engineering Consultants Co. Ltd.	500	13,026
	Systena Corp.	64,600	207,378
	Syuppin Co. Ltd.	3,700	31,306
	T Hasegawa Co. Ltd.	6,900	168,916
	T RAD Co. Ltd.	1,500	31,357
	T&D Holdings, Inc.	44,300	709,077
	T&K Toka Co. Ltd.	6,000	58,331
	Tachibana Eletech Co. Ltd.	4,880	68,767
	Tachikawa Corp.	2,800	26,393
	Tachi-S Co. Ltd.	7,100	65,513
	Tadano Ltd.	26,800	198,983
	Taihei Dengyo Kaisha Ltd.	4,200	112,533
	Taiho Kogyo Co. Ltd.	4,700	24,021
	Taikisha Ltd.	5,100	139,872

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiko Bank Ltd.	1,900	$18,448
	Taisei Corp.	11,900	410,811
	Taisei Lamick Co. Ltd.	1,500	33,738
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	296,563
	Taiyo Holdings Co. Ltd.	8,400	154,960
	Taiyo Yuden Co. Ltd.	22,300	757,431
#	Takachiho Koheki Co. Ltd.	1,900	34,350
	Takamatsu Construction Group Co. Ltd.	4,400	67,367
	Takamiya Co. Ltd.	4,700	13,519
	Takaoka Toko Co. Ltd.	3,000	48,736
	Takara & Co. Ltd.	3,000	49,050
	Takara Standard Co. Ltd.	9,200	100,402
	Takasago International Corp.	4,200	83,291
	Takasago Thermal Engineering Co. Ltd.	9,400	136,314
	Takashima & Co. Ltd.	600	13,753
#	Takashimaya Co. Ltd.	35,800	500,172
	Takasho Co. Ltd.	1,100	5,855
*	Take & Give Needs Co. Ltd.	1,700	16,895
	TAKEBISHI Corp.	2,200	27,045
	Takeuchi Manufacturing Co. Ltd.	7,500	165,993
	Takuma Co. Ltd.	8,100	80,235
	Tama Home Co. Ltd.	4,700	115,371
	Tamron Co. Ltd.	4,300	104,241
#	Tanseisha Co. Ltd.	9,100	50,532
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	58,253
	Tayca Corp.	4,200	39,258
	Tazmo Co. Ltd.	2,800	41,068
	TBS Holdings, Inc.	7,500	87,558
	TDC Soft, Inc.	2,800	34,709
	TDK Corp.	67,900	2,425,813
	TechMatrix Corp.	9,900	135,530
	TECHNO ASSOCIE Co. Ltd.	1,500	14,248
	Techno Horizon Co. Ltd.	4,200	14,318
	Techno Medica Co. Ltd.	900	12,053
	Techno Ryowa Ltd.	1,600	10,971
	Techno Smart Corp.	2,600	25,881
	Technoflex Corp.	700	5,388
	TechnoPro Holdings, Inc.	17,400	541,752
	Tecnos Japan, Inc.	1,700	6,354
	Teikoku Electric Manufacturing Co. Ltd.	2,400	45,148
#	Teikoku Sen-I Co. Ltd.	4,600	55,096
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,062
	Tekken Corp.	3,300	46,485
	Temairazu, Inc.	400	15,854
	Tenma Corp.	4,400	75,129
	Tenpos Holdings Co. Ltd.	600	11,310
	Terasaki Electric Co. Ltd.	600	4,566
	Terumo Corp.	9,400	273,637
	Tess Holdings Co. Ltd.	3,400	31,087
	T-Gaia Corp.	5,300	67,708
	THK Co. Ltd.	21,600	458,402
	TIS, Inc.	21,000	605,542
	TKC Corp.	4,800	136,772
	Toa Corp.	6,200	36,994
	Toa Corp.	4,100	79,426
	TOA ROAD Corp.	1,200	56,658
	Toagosei Co. Ltd.	29,500	267,711
	Toba, Inc.	500	10,960
	Tobishima Corp.	5,970	48,206

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tobu Railway Co. Ltd.	9,700	$227,592
	TOC Co. Ltd.	9,500	49,789
	Tocalo Co. Ltd.	13,600	130,280
	Tochigi Bank Ltd.	29,200	69,018
	Toda Corp.	49,600	270,542
*	Toda Kogyo Corp.	700	13,877
	Toei Animation Co. Ltd.	800	79,747
	Toei Co. Ltd.	700	92,547
	Toell Co. Ltd.	1,900	11,036
	Toenec Corp.	2,000	53,154
	Toho Bank Ltd.	57,400	106,550
	Toho Co. Ltd.	2,200	81,254
#	Toho Co. Ltd.	2,500	31,132
	Toho Gas Co. Ltd.	9,100	178,467
	Toho Holdings Co. Ltd.	13,300	217,220
	Toho Titanium Co. Ltd.	8,500	158,634
	Toho Zinc Co. Ltd.	3,500	58,743
	Tohoku Bank Ltd.	1,800	14,248
	Tohokushinsha Film Corp.	5,700	29,225
	Tokai Carbon Co. Ltd.	48,300	416,715
	Tokai Corp.	4,900	73,735
	TOKAI Holdings Corp.	28,600	190,779
	Tokai Rika Co. Ltd.	15,300	177,596
	Tokai Tokyo Financial Holdings, Inc.	55,700	162,349
	Token Corp.	1,110	67,128
	Tokio Marine Holdings, Inc.	51,800	1,084,936
	Tokushu Tokai Paper Co. Ltd.	2,300	51,537
#*	Tokyo Base Co. Ltd.	4,600	14,354
	Tokyo Century Corp.	9,300	326,999
	Tokyo Electron Device Ltd.	1,800	105,725
	Tokyo Electron Ltd.	6,400	2,236,955
	Tokyo Energy & Systems, Inc.	4,500	32,889
	Tokyo Gas Co. Ltd.	21,900	458,579
	Tokyo Individualized Educational Institute, Inc.	7,600	31,760
	Tokyo Keiki, Inc.	2,000	20,130
	Tokyo Kiraboshi Financial Group, Inc.	7,022	158,758
	Tokyo Ohka Kogyo Co. Ltd.	5,700	280,933
	Tokyo Rakutenchi Co. Ltd.	900	28,896
	Tokyo Sangyo Co. Ltd.	6,600	39,297
	Tokyo Seimitsu Co. Ltd.	8,700	299,540
	Tokyo Steel Manufacturing Co. Ltd.	13,700	149,061
	Tokyo Tatemono Co. Ltd.	42,300	524,415
#	Tokyo Theatres Co., Inc.	1,900	16,421
	Tokyu Construction Co. Ltd.	21,564	109,751
	Tokyu Corp.	27,700	356,205
	Tokyu Fudosan Holdings Corp.	138,043	700,462
	Toli Corp.	10,700	18,791
	Tomoe Corp.	5,400	17,264
	Tomoe Engineering Co. Ltd.	2,000	38,033
	Tomoku Co. Ltd.	3,500	45,414
	TOMONY Holdings, Inc.	38,500	118,249
	Tomy Co. Ltd.	21,600	213,177
	Tonami Holdings Co. Ltd.	1,300	36,815
	Topcon Corp.	24,400	317,970
	Toppan, Inc.	23,300	375,414
	Topre Corp.	11,400	111,207
	Toray Industries, Inc.	152,700	938,196
	Torex Semiconductor Ltd.	1,600	33,493
	Toridoll Holdings Corp.	11,600	251,638

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torigoe Co. Ltd.	4,100	$18,521
	Torii Pharmaceutical Co. Ltd.	3,700	88,656
	Torishima Pump Manufacturing Co. Ltd.	4,500	52,661
	Tosei Corp.	8,900	101,610
	Toshiba Corp.	10,300	353,770
	Toshiba TEC Corp.	5,800	165,045
	Tosho Co. Ltd.	1,600	14,763
	Tosoh Corp.	57,300	749,679
	Totech Corp.	2,100	58,994
	Totetsu Kogyo Co. Ltd.	6,900	142,631
	TOTO Ltd.	11,299	439,112
	Tottori Bank Ltd.	2,400	22,716
	Toukei Computer Co. Ltd.	700	29,044
	Towa Bank Ltd.	9,200	44,011
	Towa Corp.	5,200	77,499
	Towa Pharmaceutical Co. Ltd.	8,100	127,886
	Toyo Construction Co. Ltd.	24,800	162,960
	Toyo Corp.	5,600	57,851
*	Toyo Engineering Corp.	7,500	35,421
#	Toyo Gosei Co. Ltd.	1,400	99,926
	Toyo Ink SC Holdings Co. Ltd.	10,400	149,383
	Toyo Kanetsu KK	2,200	45,313
	Toyo Machinery & Metal Co. Ltd.	4,900	21,141
	Toyo Securities Co. Ltd.	14,000	29,826
	Toyo Seikan Group Holdings Ltd.	25,200	327,118
	Toyo Suisan Kaisha Ltd.	2,600	107,434
	Toyo Tanso Co. Ltd.	3,500	111,783
	Toyo Tire Corp.	29,500	352,922
	Toyobo Co. Ltd.	20,600	163,991
	Toyoda Gosei Co. Ltd.	14,400	239,099
	Toyota Boshoku Corp.	16,900	250,659
	Toyota Industries Corp.	5,600	340,887
	TPR Co. Ltd.	6,600	66,923
	Trancom Co. Ltd.	2,400	137,513
	Transaction Co. Ltd.	3,200	38,184
	Transcosmos, Inc.	6,900	180,130
	TRE Holdings Corp.	3,800	42,820
	Treasure Factory Co. Ltd.	1,900	33,180
*	Trend Micro, Inc.	11,500	569,411
	Trenders, Inc.	2,000	28,696
	Tri Chemical Laboratories, Inc.	5,100	92,612
	Trusco Nakayama Corp.	10,900	178,577
	TS Tech Co. Ltd.	23,800	296,469
	TSI Holdings Co. Ltd.	13,100	52,875
	Tsubaki Nakashima Co. Ltd.	11,229	98,485
	Tsubakimoto Chain Co.	7,100	169,965
	Tsubakimoto Kogyo Co. Ltd.	1,200	38,126
	Tsugami Corp.	10,600	117,346
	Tsukishima Kikai Co. Ltd.	6,600	51,085
#	Tsukuba Bank Ltd.	28,700	54,190
	Tsumura & Co.	11,082	236,956
	Tsuruha Holdings, Inc.	8,000	589,020
	Tsurumi Manufacturing Co. Ltd.	4,800	74,103
#	Tsutsumi Jewelry Co. Ltd.	1,500	22,131
	Tsuzuki Denki Co. Ltd.	1,700	17,367
	TV Asahi Holdings Corp.	6,600	68,303
	Tv Tokyo Holdings Corp.	2,500	37,749
	UACJ Corp.	8,900	167,110
	Ubicom Holdings, Inc.	1,100	19,543

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Uchida Yoko Co. Ltd.	2,300	$83,565
#	Ueki Corp.	400	4,096
	ULS Group, Inc.	1,300	37,885
	Ultrafabrics Holdings Co. Ltd.	1,000	28,532
	Ulvac, Inc.	9,200	430,394
	Unicharm Corp.	15,000	572,184
	Union Tool Co.	1,200	31,661
	Unipres Corp.	11,700	69,980
	United Arrows Ltd.	2,800	37,812
	United Super Markets Holdings, Inc.	15,300	133,612
#	UNITED, Inc.	2,400	22,891
*	Unitika Ltd.	18,800	35,460
	Usen-Next Holdings Co. Ltd.	3,900	66,239
	User Local, Inc.	1,200	11,624
	Ushio, Inc.	22,700	304,283
	USS Co. Ltd.	23,700	389,821
	UT Group Co. Ltd.	7,400	150,736
*	UUUM Co. Ltd.	2,400	15,166
	V Technology Co. Ltd.	2,900	60,070
	Valor Holdings Co. Ltd.	9,451	136,198
	Valqua Ltd.	4,800	118,395
	Value HR Co. Ltd.	2,800	37,280
	ValueCommerce Co. Ltd.	3,400	46,649
	Valuence Holdings, Inc.	1,100	17,327
#	V-Cube, Inc.	4,000	22,662
	Vector, Inc.	6,200	61,218
	Vertex Corp.	6,180	65,154
*	Village Vanguard Co. Ltd.	1,200	9,601
	VINX Corp.	1,100	12,617
*	Vision, Inc.	2,300	25,725
*	Visional, Inc.	2,500	181,146
	Vital KSK Holdings, Inc.	11,600	74,756
	VT Holdings Co. Ltd.	25,500	98,171
	Wacoal Holdings Corp.	11,300	212,447
	Wacom Co. Ltd.	38,100	188,161
	Wakachiku Construction Co. Ltd.	2,500	58,409
	Wakita & Co. Ltd.	11,200	104,470
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	57,639
#	Waseda Academy Co. Ltd.	2,000	17,604
	Watahan & Co. Ltd.	3,100	33,584
	Watts Co. Ltd.	3,400	18,031
	WDB Holdings Co. Ltd.	1,900	31,441
	Weathernews, Inc.	1,300	70,801
	Welcia Holdings Co. Ltd.	14,260	318,720
	Wellneo Sugar Co. Ltd.	3,100	39,667
	Wellnet Corp.	2,900	13,428
	West Holdings Corp.	5,757	172,627
	Will Group, Inc.	3,100	29,282
	WingArc1st, Inc.	1,300	19,754
	WIN-Partners Co. Ltd.	1,900	14,583
	Wood One Co. Ltd.	1,900	13,594
	Workman Co. Ltd.	3,100	126,405
	World Co. Ltd.	5,800	60,506
	World Holdings Co. Ltd.	2,600	52,097
	Wowow, Inc.	1,700	16,326
	Xebio Holdings Co. Ltd.	6,300	44,961
#	YAC Holdings Co. Ltd.	1,700	26,623
#	Yachiyo Industry Co. Ltd.	1,500	14,321
	Yahagi Construction Co. Ltd.	6,700	41,020

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	$10,656
	Yakult Honsha Co. Ltd.	4,600	328,384
	YAKUODO Holdings Co. Ltd.	3,000	59,902
	YAMABIKO Corp.	11,400	99,812
	YAMADA Consulting Group Co. Ltd.	2,400	21,651
	Yamada Holdings Co. Ltd.	134,691	489,059
	Yamagata Bank Ltd.	7,399	73,034
	Yamaguchi Financial Group, Inc.	54,000	373,483
	Yamaha Corp.	4,500	174,978
	Yamaha Motor Co. Ltd.	54,600	1,344,835
	Yamaichi Electronics Co. Ltd.	5,300	74,145
	YA-MAN Ltd.	7,400	77,822
	Yamanashi Chuo Bank Ltd.	7,300	68,715
	Yamatane Corp.	2,600	33,301
	Yamato Corp.	4,700	27,187
	Yamato Holdings Co. Ltd.	21,900	383,183
	Yamato Kogyo Co. Ltd.	11,100	420,708
	Yamaura Corp.	2,200	17,730
	Yamazaki Baking Co. Ltd.	25,100	293,663
	Yamazen Corp.	15,300	125,324
	Yaoko Co. Ltd.	4,000	208,817
	Yashima Denki Co. Ltd.	4,900	40,647
	Yaskawa Electric Corp.	14,900	582,427
	Yasuda Logistics Corp.	4,800	35,351
	Yellow Hat Ltd.	8,100	111,051
	Yodogawa Steel Works Ltd.	5,700	121,454
	Yokogawa Bridge Holdings Corp.	11,400	175,958
	Yokogawa Electric Corp.	7,700	135,209
	Yokohama Rubber Co. Ltd.	27,600	453,436
	Yokorei Co. Ltd.	12,100	101,914
	Yokowo Co. Ltd.	3,925	67,887
	Yondenko Corp.	2,200	30,939
	Yondoshi Holdings, Inc.	3,700	51,125
	Yonex Co. Ltd.	5,900	57,700
	Yorozu Corp.	5,900	33,301
#	Yoshinoya Holdings Co. Ltd.	12,085	221,610
	Yotai Refractories Co. Ltd.	3,800	44,661
	Yuasa Trading Co. Ltd.	4,400	125,379
	Yukiguni Maitake Co. Ltd.	3,400	27,462
	Yurtec Corp.	10,600	62,435
	Yushin Precision Equipment Co. Ltd.	4,600	24,563
	Yushiro Chemical Industry Co. Ltd.	2,000	12,049
	Yutaka Giken Co. Ltd.	200	2,629
	Z Holdings Corp.	65,200	189,714
	Zaoh Co. Ltd.	800	11,561
	Zenitaka Corp.	600	12,718
	Zenkoku Hosho Co. Ltd.	10,400	405,057
	Zenrin Co. Ltd.	6,800	42,273
	Zensho Holdings Co. Ltd.	13,200	336,932
	Zeon Corp.	32,100	315,752
	ZERIA Pharmaceutical Co. Ltd.	3,700	61,763
	ZIGExN Co. Ltd.	15,100	44,279
	ZOZO, Inc.	12,500	324,040
	Zuiko Corp.	4,100	28,031
TOTAL JAPAN			310,599,940
NETHERLANDS — (3.7%)
	Aalberts NV	27,035	1,278,284
Ω	ABN AMRO Bank NV, CVA	59,989	995,670

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Acomo NV	4,113	$87,986
*Ω	Adyen NV	339	512,536
	Aegon NV	238,917	1,317,816
	Aegon NV, Class NY	89,935	492,844
	Akzo Nobel NV	28,574	2,128,350
*Ω	Alfen NV	3,346	310,436
	AMG Advanced Metallurgical Group NV	6,267	244,805
	APERAM SA	13,195	520,719
	Arcadis NV	17,587	763,636
	ASM International NV	3,474	1,174,927
	ASML Holding NV	1,474	975,269
	ASML Holding NV	16,394	10,833,738
	ASR Nederland NV	37,791	1,788,704
#*Ω	Basic-Fit NV	7,406	243,356
	BE Semiconductor Industries NV	15,153	1,083,839
	Beter Bed Holding NV	3,857	13,111
	Brunel International NV	4,547	51,954
	Coca-Cola Europacific Partners PLC	17,777	995,284
	Corbion NV	13,805	531,231
Ω	CTP NV	3,883	56,082
	Flow Traders Ltd.	8,675	223,235
	ForFarmers NV	11,164	37,640
*	Fugro NV	29,351	390,833
	Heijmans NV, CVA	7,436	90,199
	IMCD NV	8,680	1,376,056
	ING Groep NV	157,316	2,277,977
	JDE Peet's NV	8,418	252,312
	Kendrion NV	4,341	78,622
	Koninklijke Ahold Delhaize NV	156,277	4,664,385
*	Koninklijke BAM Groep NV	75,512	192,451
	Koninklijke DSM NV	9,914	1,274,960
	Koninklijke KPN NV	588,089	2,010,584
	Koninklijke Philips NV	18,064	311,883
	Koninklijke Philips NV	43,617	746,730
	Koninklijke Vopak NV	17,388	523,910
	Nedap NV	1,644	107,328
	NN Group NV	29,262	1,271,378
	Ordina NV	25,878	117,520
*	Pharming Group NV	92,661	128,517
#	PostNL NV	105,551	221,003
	Prosus NV	19,254	1,554,669
	Randstad NV	25,460	1,631,944
	SBM Offshore NV	33,923	533,305
#	SIF Holding NV	1,299	15,785
Ω	Signify NV	30,806	1,115,344
	Sligro Food Group NV	4,381	84,194
	TKH Group NV	8,884	403,202
#*	TomTom NV	9,509	67,584
	Universal Music Group NV	39,613	1,012,602
	Van Lanschot Kempen NV	7,243	208,409
	Wolters Kluwer NV	24,527	2,674,008
TOTAL NETHERLANDS			51,999,146
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	52,536	251,964
*	Air New Zealand Ltd.	246,923	124,141
	Arvida Group Ltd.	105,358	79,141
*	Auckland International Airport Ltd.	46,633	256,645
#	Briscoe Group Ltd.	7,212	22,052

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Channel Infrastructure NZ Ltd.	52,639	$49,797
	Chorus Ltd.	108,198	585,529
	Comvita Ltd.	3,438	7,677
	Contact Energy Ltd.	35,761	179,848
	EBOS Group Ltd.	6,745	188,029
	Fisher & Paykel Healthcare Corp. Ltd.	16,182	265,566
	Fletcher Building Ltd.	114,444	376,858
#	Fonterra Co-operative Group Ltd.	11,157	23,329
	Freightways Ltd.	36,203	223,067
#*	Gentrack Group Ltd.	5,468	10,187
	Hallenstein Glasson Holdings Ltd.	9,781	35,463
	Heartland Group Holdings Ltd.	127,560	149,488
	Infratil Ltd.	44,837	258,128
	Investore Property Ltd.	32,045	31,710
	KMD Brands Ltd.	154,764	106,367
	Mainfreight Ltd.	4,778	221,149
#	Manawa Energy Ltd.	7,314	25,973
	Mercury NZ Ltd.	13,583	52,769
#	Meridian Energy Ltd.	29,394	101,592
	Napier Port Holdings Ltd.	14,915	28,361
	NZME Ltd.	18,597	13,973
	NZX Ltd.	85,597	68,834
	Oceania Healthcare Ltd.	143,977	83,127
	PGG Wrightson Ltd.	9,143	26,384
#	Port of Tauranga Ltd.	20,843	84,700
*	Pushpay Holdings Ltd.	71,105	59,633
*	Rakon Ltd.	16,169	10,716
	Restaurant Brands New Zealand Ltd.	6,631	27,266
	Ryman Healthcare Ltd.	25,613	114,392
#	Sanford Ltd.	19,210	51,579
	Scales Corp. Ltd.	27,860	76,531
*	Serko Ltd.	6,176	10,185
	Skellerup Holdings Ltd.	33,721	116,464
	SKY Network Television Ltd.	34,183	53,568
	Spark New Zealand Ltd.	107,912	363,851
	Summerset Group Holdings Ltd.	46,671	295,565
*	Synlait Milk Ltd.	16,946	38,385
#*	Tourism Holdings Ltd.	28,580	72,715
	TOWER Ltd.	119,202	51,285
	Turners Automotive Group Ltd.	11,796	25,203
	Vector Ltd.	17,959	49,446
*	Vista Group International Ltd.	27,115	25,501
	Warehouse Group Ltd.	33,331	56,114
TOTAL NEW ZEALAND			5,430,247
NORWAY — (1.0%)
#	2020 Bulkers Ltd.	3,297	32,421
	ABG Sundal Collier Holding ASA	107,445	70,240
*	Adevinta ASA	8,186	70,177
	AF Gruppen ASA	5,957	85,031
#*	Akastor ASA	34,023	36,465
	Aker ASA, Class A	1,556	112,510
	Aker BP ASA	24,000	731,082
*	Aker Carbon Capture ASA	15,045	22,300
	Aker Solutions ASA	50,781	200,749
	AKVA Group ASA	848	6,234
*	ArcticZymes Technologies ASA	2,840	12,500
	Arendals Fossekompani AS	429	11,339
	Atea ASA	17,327	195,444

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Atlantic Sapphire ASA	2,420	$2,488
	Austevoll Seafood ASA	16,912	167,541
*	Axactor ASA	31,466	17,956
	B2Holding ASA	73,842	56,430
	Bakkafrost P/F	4,164	258,382
	Bonheur ASA	5,011	134,019
*	Borr Drilling Ltd.	39,321	233,960
	Borregaard ASA	14,300	220,466
	Bouvet ASA	13,022	76,989
*	BW Energy Ltd.	4,171	11,719
*	Cadeler AS	9,173	38,183
*	Cloudberry Clean Energy ASA	27,991	33,252
*Ω	Crayon Group Holding ASA	5,858	59,001
	DNB Bank ASA	43,499	813,412
Ω	Elkem ASA	73,820	261,485
Ω	Entra ASA	3,287	38,879
	Equinor ASA	51,728	1,576,496
Ω	Europris ASA	32,530	209,578
	FLEX LNG Ltd.	8,624	266,507
	Gjensidige Forsikring ASA	6,689	120,224
	Golden Ocean Group Ltd.	32,091	307,004
	Grieg Seafood ASA	10,865	97,327
*	Hexagon Composites ASA	25,029	84,395
*	Kahoot! ASA	42,627	75,353
#Ω	Kid ASA	6,507	48,822
	Kitron ASA	37,227	99,152
Ω	Klaveness Combination Carriers ASA	1,774	11,941
*	Komplett Bank ASA	21,137	11,424
*	Kongsberg Automotive ASA	228,468	59,666
	Leroy Seafood Group ASA	46,017	270,990
	Medistim ASA	2,115	46,638
*	Meltwater NV	10,251	18,373
	Mowi ASA	11,587	214,265
#Ω	Multiconsult ASA	3,394	45,250
*	NEL ASA	97,037	166,306
*	Nordic Semiconductor ASA	9,211	146,879
	Norsk Hydro ASA	91,918	745,257
*Ω	Norske Skog ASA	15,581	107,295
*	Northern Ocean Ltd.	10,722	11,518
*	Norwegian Air Shuttle ASA	29,638	28,235
*	Norwegian Energy Co. ASA	5,508	226,661
*	NRC Group ASA	12,819	18,901
*	Odfjell Drilling Ltd.	26,164	69,796
*	Odfjell Technology Ltd.	4,361	15,832
Ω	Okeanis Eco Tankers Corp.	3,348	60,456
	Olav Thon Eiendomsselskap ASA	2,062	36,491
	Orkla ASA	22,876	170,786
	Otello Corp. ASA	11,673	9,349
*	Panoro Energy ASA	15,063	44,812
	Pareto Bank ASA	9,248	49,742
*	PGS ASA	160,955	138,722
*	PhotoCure ASA	1,701	18,473
	Protector Forsikring ASA	15,499	223,303
#	Salmar ASA	3,045	141,614
	Sandnes Sparebank	2,270	21,321
Ω	Scatec ASA	21,654	176,614
	Schibsted ASA, Class A	6,275	137,039
	Schibsted ASA, Class B	7,736	161,720
*	SD Standard ETC PLC	56,048	11,279

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Self Storage Group ASA	7,358	$17,358
	Selvaag Bolig ASA	9,716	31,359
*Ω	Shelf Drilling Ltd.	39,235	117,157
*	Siem Offshore, Inc.	16,167	28,040
	Sparebank 1 Oestlandet	8,533	99,946
	SpareBank 1 Sorost-Norge	8,339	45,134
	SpareBank 1 SR-Bank ASA	16,681	193,404
	Sparebanken More	5,260	43,272
	Stolt-Nielsen Ltd.	7,288	191,622
	Storebrand ASA	40,350	351,270
	Subsea 7 SA	43,937	547,546
	Telenor ASA	23,190	242,767
	TGS ASA	26,098	432,110
	TOMRA Systems ASA	12,776	225,539
	Treasure ASA	11,954	22,073
	Veidekke ASA	20,274	209,339
	Wallenius Wilhelmsen ASA	19,459	184,667
	Wilh Wilhelmsen Holding ASA, Class A	3,074	86,821
Ω	XXL ASA	32,541	12,076
	Yara International ASA	13,751	610,975
TOTAL NORWAY			14,204,935
PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	90,125
	Banco Comercial Portugues SA, Class R	3,016,807	642,727
*††	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	9,467	93,651
#	CTT-Correios de Portugal SA	19,263	74,514
	EDP - Energias de Portugal SA	142,884	709,884
#	EDP Renovaveis SA	21,648	470,867
	Galp Energia SGPS SA	144,100	1,972,447
*	Greenvolt-Energias Renovaveis SA	4,301	36,055
	Ibersol SGPS SA	4,023	26,904
	Jeronimo Martins SGPS SA	24,686	535,951
	Mota-Engil SGPS SA	24,656	45,682
	Navigator Co. SA	49,553	173,491
	NOS SGPS SA	58,231	249,710
	REN - Redes Energeticas Nacionais SGPS SA	56,809	156,138
	Sonae SGPS SA	248,597	253,389
TOTAL PORTUGAL			5,531,535
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	56,600	150,247
*	Aspen Group Holdings Ltd.	4,689	125
*	Avarga Ltd.	33,400	5,597
	Aztech Global Ltd.	57,700	38,346
*	Banyan Tree Holdings Ltd.	72,700	19,991
*††	Best World International Ltd.	13,000	24,737
	Boustead Projects Ltd.	2,700	1,663
	Boustead Singapore Ltd.	79,500	49,049
	BRC Asia Ltd.	25,400	35,770
	Bukit Sembawang Estates Ltd.	43,600	152,312
	Capitaland India Trust	141,900	131,200
	Capitaland Investment Ltd.	137,300	415,965
	Centurion Corp. Ltd.	37,000	10,150
	China Aviation Oil Singapore Corp. Ltd.	71,400	56,627
	China Sunsine Chemical Holdings Ltd.	101,000	35,770
	Chuan Hup Holdings Ltd.	81,300	13,600

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	City Developments Ltd.	75,000	$476,012
	ComfortDelGro Corp. Ltd.	304,700	279,151
*	COSCO Shipping International Singapore Co. Ltd.	312,900	45,597
	CSE Global Ltd.	79,800	22,832
	Dasin Retail Trust	26,300	4,204
	DBS Group Holdings Ltd.	82,259	2,251,945
	Del Monte Pacific Ltd.	107,848	25,938
	Delfi Ltd.	70,200	44,951
	DFI Retail Group Holdings Ltd.	48,100	153,921
*	Dyna-Mac Holdings Ltd.	127,500	19,086
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	33,499
	First Resources Ltd.	125,500	147,084
	Food Empire Holdings Ltd.	42,400	22,949
	Fraser & Neave Ltd.	43,400	41,007
	Frasers Property Ltd.	72,300	50,097
	Frencken Group Ltd.	61,500	55,302
	Fu Yu Corp. Ltd.	102,100	17,919
*	Gallant Venture Ltd.	52,000	5,013
	GK Goh Holdings Ltd.	12,400	8,470
	Golden Agri-Resources Ltd.	1,502,300	286,187
	Great Eastern Holdings Ltd.	10,400	150,567
	GuocoLand Ltd.	59,500	73,958
*	Halcyon Agri Corp. Ltd.	43,213	13,363
	Haw Par Corp. Ltd.	30,300	226,045
	Ho Bee Land Ltd.	39,400	71,267
	Hong Fok Corp. Ltd.	84,400	63,228
	Hong Leong Asia Ltd.	76,800	42,225
	Hong Leong Finance Ltd.	79,500	146,602
	Hongkong Land Holdings Ltd.	80,400	393,057
	Hotel Grand Central Ltd.	29,489	20,164
	Hour Glass Ltd.	49,200	78,066
	HRnetgroup Ltd.	22,900	14,137
	Hutchison Port Holdings Trust	1,250,900	257,375
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	115,309
	Japfa Ltd.	156,030	40,522
	Keppel Corp. Ltd.	105,400	608,544
*	Mandarin Oriental International Ltd.	25,100	47,270
	Metro Holdings Ltd.	98,700	47,398
	Micro-Mechanics Holdings Ltd.	10,500	19,826
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	51,200	56,582
	Netlink NBN Trust	318,000	212,079
*	Oceanus Group Ltd.	2,736,300	29,298
	Olam Group Ltd.	113,185	137,614
	Oversea-Chinese Banking Corp. Ltd.	136,749	1,351,128
	Oxley Holdings Ltd.	203,909	22,549
	Pan-United Corp. Ltd.	47,875	14,632
	Propnex Ltd.	21,900	27,514
	PSC Corp. Ltd.	88,400	21,863
	Q&M Dental Group Singapore Ltd.	53,640	14,719
	QAF Ltd.	44,382	28,726
	Riverstone Holdings Ltd.	96,800	47,655
*	SATS Ltd.	32,300	74,539
	SBS Transit Ltd.	11,800	23,105
*	Sembcorp Marine Ltd.	4,203,100	456,304
	Sheng Siong Group Ltd.	138,000	172,463

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	SIA Engineering Co. Ltd.	20,500	$38,994
	SIIC Environment Holdings Ltd.	305,800	46,658
	Silverlake Axis Ltd.	131,900	36,273
	Sinarmas Land Ltd.	175,900	24,452
	Sing Holdings Ltd.	67,700	18,554
	Singapore Exchange Ltd.	103,600	729,708
	Singapore Land Group Ltd.	18,100	31,062
	Singapore Post Ltd.	371,500	158,705
	Singapore Telecommunications Ltd.	200,800	384,342
	Stamford Land Corp. Ltd.	199,807	61,598
	StarHub Ltd.	129,600	112,722
	Straits Trading Co. Ltd.	33,040	60,739
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	139,173	37,140
	UMS Holdings Ltd.	110,843	112,100
	United Overseas Bank Ltd.	61,870	1,406,344
	UOB-Kay Hian Holdings Ltd.	75,647	81,302
	UOL Group Ltd.	61,051	325,742
	Valuetronics Holdings Ltd.	117,650	48,546
	Venture Corp. Ltd.	35,700	504,132
	Vicom Ltd.	10,800	15,793
	Wee Hur Holdings Ltd.	81,000	12,454
	Wilmar International Ltd.	364,500	1,133,238
	Wing Tai Holdings Ltd.	103,200	121,265
	Yangzijiang Shipbuilding Holdings Ltd.	456,100	449,647
TOTAL SINGAPORE			16,203,516
SPAIN — (2.9%)
	Acciona SA	6,672	1,301,707
	Acerinox SA	52,395	567,435
	ACS Actividades de Construccion y Servicios SA	33,321	986,092
Ω	Aedas Homes SA	2,448	41,234
*Ω	Aena SME SA	5,491	825,017
	Alantra Partners SA	3,441	44,520
	Almirall SA	11,052	111,361
*	Amadeus IT Group SA	27,910	1,758,440
*	Amper SA	166,633	29,836
	Applus Services SA	37,672	289,123
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	98,464
	Banco Bilbao Vizcaya Argentaria SA	654,459	4,622,949
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	566,014
	Banco de Sabadell SA	1,517,181	1,983,507
	Banco Santander SA	849,458	2,968,804
	Bankinter SA	130,372	940,635
	CaixaBank SA	219,413	973,527
Ω	Cellnex Telecom SA	10,850	425,190
	CIE Automotive SA	12,573	373,475
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	174,173
*	Distribuidora Internacional de Alimentacion SA	1,308,818	20,980
	Ebro Foods SA	15,660	269,031
*	eDreams ODIGEO SA	6,176	35,718
	Elecnor SA	9,837	121,836
#	Enagas SA	39,262	704,018
	Ence Energia y Celulosa SA	24,877	81,978
#	Endesa SA	28,311	564,428
	Ercros SA	28,572	114,267
	Faes Farma SA	102,100	382,702
	Ferrovial SA	31,808	938,600
	Fluidra SA	10,996	194,124

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Gestamp Automocion SA	49,617	$219,076
Ω	Global Dominion Access SA	20,282	86,967
*	Grenergy Renovables SA	2,550	92,295
*	Grifols SA	34,329	454,449
	Grupo Catalana Occidente SA	8,262	256,093
#	Grupo Empresarial San Jose SA	5,655	26,425
	Iberdrola SA	179,360	2,104,210
	Iberdrola SA	2,989	34,916
	Iberpapel Gestion SA	1,804	29,799
	Indra Sistemas SA	35,697	435,872
	Industria de Diseno Textil SA	49,633	1,549,582
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	157,031
	Mapfre SA	180,360	362,784
*	Melia Hotels International SA	30,644	204,053
	Naturgy Energy Group SA	13,848	392,760
Ω	Neinor Homes SA	7,095	71,188
*	Obrascon Huarte Lain SA	70,118	42,557
	Pharma Mar SA	3,404	224,473
	Prim SA	748	9,499
*	Promotora de Informaciones SA, Class A	63,603	25,656
#Ω	Prosegur Cash SA	95,298	75,908
	Prosegur Cia de Seguridad SA	51,711	117,039
*	Realia Business SA	45,114	52,275
	Red Electrica Corp. SA	42,373	749,955
	Repsol SA	273,915	4,499,556
	Sacyr SA	100,491	309,132
*	Solaria Energia y Medio Ambiente SA	19,050	390,881
Ω	Talgo SA	3,207	13,022
*	Tecnicas Reunidas SA	2,606	31,307
	Telefonica SA	948,346	3,602,786
Ω	Unicaja Banco SA	313,905	385,837
	Vidrala SA	5,457	550,475
	Viscofan SA	10,349	666,999
TOTAL SPAIN			40,734,042
SWEDEN — (3.1%)
	AAK AB	8,562	147,778
Ω	AcadeMedia AB	26,351	124,116
	AddLife AB, Class B	19,311	203,803
	AddNode Group AB	21,545	214,392
	AddTech AB, Class B	20,999	335,340
	AFRY AB	21,791	393,382
	Alfa Laval AB	4,353	136,796
#Ω	Alimak Group AB	8,324	65,546
*	Alleima AB	17,353	86,776
	Alligo AB, Class B	4,954	42,218
Ω	Ambea AB	16,818	63,132
*	Annehem Fastigheter AB, Class B	11,599	25,419
	AQ Group AB	2,513	81,983
*	Arise AB	7,144	33,762
	Arjo AB, Class B	46,802	181,615
	Assa Abloy AB, Class B	20,072	472,821
	Atlas Copco AB, Class A	116,779	1,385,707
	Atlas Copco AB, Class B	68,658	724,178
	Atrium Ljungberg AB, Class B	5,609	100,276
*Ω	Attendo AB	23,033	57,902
#	Avanza Bank Holding AB	25,973	599,291
	Axfood AB	9,517	245,117
	Beijer Alma AB	11,022	218,570

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Electronics Group AB	6,458	$68,830
#	Beijer Ref AB	19,354	298,573
	Bergman & Beving AB	6,396	66,373
	Besqab AB	1,035	7,100
*	BHG Group AB	9,693	14,279
	Bilia AB, Class A	24,321	281,014
	Billerud AB	36,381	422,647
	BioGaia AB, Class B	13,671	120,213
*	BioInvent International AB	5,887	18,139
	Biotage AB	7,458	115,263
	Boliden AB	31,685	1,421,927
	Bonava AB, Class B	21,002	64,044
*Ω	Boozt AB	3,535	45,860
Ω	Bravida Holding AB	35,681	394,431
	Bufab AB	6,703	173,683
	Bulten AB	2,966	19,032
	Bure Equity AB	14,915	375,682
	Byggmax Group AB	17,498	71,279
	Castellum AB	11,249	154,348
	Catella AB	11,852	42,825
	Catena AB	4,122	172,448
*	Cavotec SA	8,277	10,271
	Cellavision AB	3,494	82,457
	Cibus Nordic Real Estate AB	3,462	49,076
#	Clas Ohlson AB, Class B	9,411	62,752
	Cloetta AB, Class B	60,701	126,426
*	Collector Bank AB	13,334	50,524
	Concentric AB	9,782	207,921
Ω	Coor Service Management Holding AB	24,001	153,352
	Corem Property Group AB, Class B	78,647	72,000
	Corem Property Group AB, Class D	592	10,861
	CTT Systems AB	1,306	29,645
	Dedicare AB, Class B	1,325	16,157
	Dios Fastigheter AB	16,550	126,116
Ω	Dometic Group AB	52,417	330,335
*	Duni AB	9,006	77,973
Ω	Dustin Group AB	2,590	8,729
	Eastnine AB	4,136	49,588
	Elanders AB, Class B	3,364	55,727
	Electrolux AB, Class B	48,310	684,255
	Electrolux Professional AB, Class B	32,630	152,043
	Elekta AB, Class B	69,016	502,353
*Ω	Eltel AB	14,557	13,391
#*	Enea AB	4,184	35,471
	Epiroc AB, Class A	35,826	697,058
	Epiroc AB, Class B	21,437	357,408
	Essity AB, Class A	1,500	39,212
	Essity AB, Class B	18,113	473,187
	Fabege AB	12,630	119,369
	Fagerhult AB	17,537	82,097
*	Fastighets AB Balder, Class B	28,152	145,046
	Fastighets AB Trianon	3,168	7,085
	FastPartner AB, Class A	5,997	48,849
#	Fenix Outdoor International AG	737	68,300
	FormPipe Software AB	5,055	10,867
	Fortnox AB	8,916	44,991
	G5 Entertainment AB	1,981	36,884
	GARO AB	7,374	72,676
	Getinge AB, Class B	14,931	336,359

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Granges AB	32,211	$269,425
#	H & M Hennes & Mauritz AB, Class B	46,539	573,188
	Hanza AB	4,087	24,764
	Heba Fastighets AB, Class B	5,434	19,883
	Hexagon AB, Class B	39,997	458,506
	Hexatronic Group AB	17,346	213,502
	Hexpol AB	28,067	303,204
	HMS Networks AB	6,297	234,754
*Ω	Hoist Finance AB	21,165	65,070
	Holmen AB, Class B	8,874	366,013
	Hufvudstaden AB, Class A	9,718	146,355
*	Humana AB	10,256	20,102
	Husqvarna AB, Class A	4,789	40,758
	Husqvarna AB, Class B	55,685	473,762
	Indutrade AB	21,925	486,893
	Instalco AB	35,030	135,501
#	Intrum AB	14,527	188,002
	Inwido AB	16,779	182,861
*	ITAB Shop Concept AB	2,085	2,319
	JM AB	14,801	275,922
	Kabe Group AB, Class B	405	8,284
*	Karnov Group AB	12,007	69,116
#*	K-fast Holding AB	6,202	16,537
	KNOW IT AB	5,488	107,263
	Lagercrantz Group AB, Class B	33,877	355,427
	Lifco AB, Class B	17,440	320,379
	Lime Technologies AB	2,073	45,443
	Lindab International AB	13,064	185,292
	Loomis AB	17,059	507,291
*	Maha Energy AB	6,393	5,732
*	Medcap AB	456	10,121
*	Medivir AB, Class B	18,232	16,029
	MEKO AB	7,530	83,458
*	Micro Systemation AB, Class B	4,122	14,933
*	Millicom International Cellular SA, SDR	46,016	788,408
#	MIPS AB	5,943	227,434
	Modern Times Group MTG AB, Class B	25,722	227,721
*	Momentum Group AB	4,954	36,015
Ω	Munters Group AB	21,898	209,960
	Mycronic AB	14,326	306,228
	NCAB Group AB	25,471	163,344
	NCC AB, Class B	22,769	225,251
	Nederman Holding AB	3,964	69,679
#*	Neobo Fastigheter AB	6,834	12,776
*	Net Insight AB, Class B	65,449	43,686
	New Wave Group AB, Class B	11,372	255,884
	Nibe Industrier AB, Class B	17,880	193,180
	Nilorngruppen AB, Class B	1,988	17,336
	Nobia AB	32,265	56,310
	Nordic Paper Holding AB	7,183	29,257
	Nordic Waterproofing Holding AB	7,292	114,040
	Nordnet AB publ	10,888	176,979
*	Note AB	4,162	87,367
	NP3 Fastigheter AB	6,024	133,024
	Nyfosa AB	22,614	197,192
	OEM International AB, Class B	15,928	118,220
*	Ovzon AB	6,827	34,657
*	OX2 AB	3,451	26,641
*	Pandox AB	17,658	243,114

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Peab AB, Class B	52,866	$329,907
	Platzer Fastigheter Holding AB, Class B	8,730	76,584
	Prevas AB, Class B	1,295	17,083
	Proact IT Group AB	5,913	49,883
	Probi AB	444	7,718
	Ratos AB, Class B	43,921	177,134
*	RaySearch Laboratories AB	3,756	27,882
	Rejlers AB	2,814	41,640
Ω	Resurs Holding AB	28,631	76,237
	Rottneros AB	22,228	31,397
	Sagax AB, Class B	10,644	264,770
#	Samhallsbyggnadsbolaget i Norden AB	68,347	124,862
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	13,656
	Sandvik AB	84,813	1,752,884
#*	Scandi Standard AB	16,388	78,593
*Ω	Scandic Hotels Group AB	40,203	148,208
#*	Sdiptech AB, Class B	3,644	88,971
	Sectra AB, Class B	19,906	281,903
	Securitas AB, Class B	39,629	362,746
*	Sensys Gatso Group AB	133,118	13,495
*	Serneke Group AB	2,074	4,656
#*Ω	Sinch AB	12,292	50,815
	Skandinaviska Enskilda Banken AB, Class A	70,104	848,666
	Skandinaviska Enskilda Banken AB, Class C	1,001	13,482
	Skanska AB, Class B	37,640	664,350
	SKF AB, Class A	4,225	74,925
	SKF AB, Class B	54,428	963,283
	SkiStar AB	10,487	113,569
	Softronic AB, Class B	9,296	19,814
*	Solid Forsakring AB	2,863	18,777
	SSAB AB,Class A	42,826	306,074
	SSAB AB,Class B	165,836	1,130,108
#*	Stendorren Fastigheter AB	1,726	32,471
*	Stillfront Group AB	110,603	193,037
	Svenska Cellulosa AB SCA, Class A	1,321	18,393
	Svenska Cellulosa AB SCA, Class B	28,830	400,343
	Svenska Handelsbanken AB, Class A	58,225	607,171
#	Svenska Handelsbanken AB, Class B	1,480	18,604
	Sweco AB, Class B	17,307	187,743
	Swedbank AB, Class A	35,430	681,546
	Systemair AB	21,375	160,304
	Tele2 AB, Class B	62,203	537,221
	Telefonaktiebolaget LM Ericsson, Class A	5,004	32,443
	Telefonaktiebolaget LM Ericsson, Class B	210,792	1,222,691
	Telia Co. AB	279,619	722,155
	Tethys Oil AB	7,238	43,565
	TF Bank AB	1,358	21,547
Ω	Thule Group AB	11,863	284,283
*	Tobii AB	17,835	35,618
	Trelleborg AB, Class B	26,473	661,944
	Troax Group AB	7,497	157,756
	VBG Group AB, Class B	3,950	55,483
*	Viaplay Group AB	8,478	209,324
	Vitec Software Group AB, Class B	4,953	209,799
	Volati AB	5,178	51,604
	Volvo AB, Class A	23,046	478,751
	Volvo AB, Class B	147,472	2,926,361
	Wallenstam AB, Class B	16,837	77,293
	Wihlborgs Fastigheter AB	30,534	251,390

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	XANO Industri AB, Class B	341	$3,973
*	XSpray Pharma AB	659	3,958
TOTAL SWEDEN			44,415,356
SWITZERLAND — (6.0%)
	ABB Ltd.	169,882	5,914,553
*	Accelleron Industries AG	5,219	123,271
	Adecco Group AG	38,933	1,445,999
#	Alcon, Inc.	43,142	3,246,243
	Allreal Holding AG	4,218	722,948
	ALSO Holding AG	1,733	353,002
*	Aluflexpack AG	751	15,425
*	ams-OSRAM AG	74,016	691,462
	APG SGA SA	219	42,869
	Arbonia AG	13,910	194,980
*	Aryzta AG	254,915	347,099
	Ascom Holding AG	7,386	65,411
	Autoneum Holding AG	854	113,961
	Baloise Holding AG	11,819	1,943,905
	Banque Cantonale de Geneve	572	116,291
	Banque Cantonale Vaudoise	6,683	635,266
*	Basilea Pharmaceutica AG	1,686	91,069
	Belimo Holding AG	1,728	911,424
	Bell Food Group AG	632	165,758
	Bellevue Group AG	2,601	111,260
	Berner Kantonalbank AG	1,225	307,926
	BKW AG	3,526	507,047
	Bossard Holding AG, Class A	1,540	392,413
	Bucher Industries AG	1,940	883,993
	Burckhardt Compression Holding AG	856	529,988
	Burkhalter Holding AG	843	78,334
	Bystronic AG	398	299,073
	Calida Holding AG	1,402	68,712
	Carlo Gavazzi Holding AG	117	39,869
	Cembra Money Bank AG	7,525	668,119
*	Cicor Technologies Ltd.	650	33,702
	Clariant AG	60,775	1,042,195
	Coltene Holding AG	1,138	93,855
	Comet Holding AG	1,821	420,943
	COSMO Pharmaceuticals NV	1,556	113,155
	Credit Suisse Group AG	32,848	113,157
	Credit Suisse Group AG, Sponsored ADR	139,913	491,095
	Daetwyler Holding AG	1,501	318,342
	DKSH Holding AG	9,959	848,458
	dormakaba Holding AG	713	297,875
	EFG International AG	26,058	243,553
	Emmi AG	550	512,406
	EMS-Chemie Holding AG	408	304,156
	Energiedienst Holding AG	1,358	64,843
#*	Evolva Holding SA	22,215	2,240
	Feintool International Holding AG	2,163	49,108
*	Flughafen Zurich AG	5,552	1,011,540
	Forbo Holding AG	269	353,931
	Fundamenta Real Estate AG	2,077	37,516
Ω	Galenica AG	13,328	1,042,350
#*	GAM Holding AG	40,315	39,845
	Geberit AG	2,995	1,704,102
	Georg Fischer AG	19,911	1,372,815
	Givaudan SA	801	2,597,026

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Gurit Holding AG, Class BR	1,110	$124,008
	Helvetia Holding AG	10,494	1,312,782
	Hiag Immobilien Holding AG	811	73,196
	Huber & Suhner AG	4,651	446,046
#	Hypothekarbank Lenzburg AG	14	65,458
*	Implenia AG	3,739	157,062
*	Ina Invest Holding AG	748	16,256
	Inficon Holding AG	397	415,660
	Interroll Holding AG	152	473,462
	Intershop Holding AG	192	128,789
	Investis Holding SA	821	89,418
	IVF Hartmann Holding AG	71	9,062
	Julius Baer Group Ltd.	39,287	2,520,038
*	Jungfraubahn Holding AG	1,339	195,938
	Kardex Holding AG	1,734	337,951
	Komax Holding AG	1,037	341,188
	Kudelski SA	5,386	14,166
	Kuehne + Nagel International AG	5,313	1,266,920
	Landis & Gyr Group AG	6,063	446,672
	LEM Holding SA	140	309,973
	Liechtensteinische Landesbank AG	3,467	226,660
#	Logitech International SA	38,608	2,255,200
	Luzerner Kantonalbank AG	908	418,047
Ω	Medacta Group SA	1,739	185,320
	Meier Tobler Group AG	1,442	66,238
	Metall Zug AG, Class B	57	128,327
	Mikron Holding AG	3,174	35,026
	Mobilezone Holding AG	10,259	186,283
	Mobimo Holding AG	1,960	503,998
	Novavest Real Estate AG	204	9,091
	OC Oerlikon Corp. AG	50,427	346,219
	Orell Fuessli AG	122	10,667
	Orior AG	1,837	152,075
	Partners Group Holding AG	2,198	2,062,376
	Phoenix Mecano AG	139	52,079
	Plazza AG, Class A	201	68,950
	PSP Swiss Property AG	7,189	896,207
	Rieter Holding AG	631	73,230
	Romande Energie Holding SA	39	49,613
	Schaffner Holding AG	178	56,770
	Schindler Holding AG	2,122	429,257
	Schweiter Technologies AG	283	249,794
*Ω	Sensirion Holding AG	2,434	289,645
	SFS Group AG	4,462	513,373
	SGS SA	560	1,365,635
	SIG Group AG	55,429	1,373,861
	Sika AG	6,999	1,988,744
	Softwareone Holding AG	24,096	389,063
	Sonova Holding AG	6,095	1,524,187
	St Galler Kantonalbank AG	842	461,403
#	Stadler Rail AG	6,576	251,528
	Straumann Holding AG	7,160	937,509
	Sulzer AG	5,190	441,948
	Swatch Group AG	4,139	1,498,602
	Swatch Group AG	7,907	519,550
	Swiss Life Holding AG	3,161	1,870,830
	Swiss Prime Site AG	18,534	1,651,532
	Swiss Re AG	26,418	2,766,253
*	Swiss Steel Holding AG	98,106	20,542

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swisscom AG	5,450	$3,220,163
	Swissquote Group Holding SA	2,319	418,826
	Temenos AG	15,765	1,125,315
	Thurgauer Kantonalbank	103	13,279
	TX Group AG	707	110,845
	u-blox Holding AG	556	66,504
#*	UBS Group AG	148,325	3,181,231
	Valiant Holding AG	4,404	503,214
	Varia U.S. Properties AG	255	12,974
Ω	VAT Group AG	4,084	1,271,364
	Vaudoise Assurances Holding SA	285	137,726
	Vetropack Holding AG	3,434	158,421
#*	Von Roll Holding AG	5,887	5,752
	Vontobel Holding AG	7,839	555,181
	VP Bank AG, Class A	977	105,460
	VZ Holding AG	3,197	254,471
*	V-ZUG Holding AG	608	61,233
	Walliser Kantonalbank	547	63,066
	Warteck Invest AG	23	56,770
	Ypsomed Holding AG	528	108,354
	Zehnder Group AG	2,871	213,684
	Zug Estates Holding AG, Class B	58	114,408
	Zuger Kantonalbank AG	29	234,410
#*	Zur Rose Group AG	425	16,035
	Zurich Insurance Group AG	8,538	4,222,284
TOTAL SWITZERLAND			85,436,525
UNITED KINGDOM — (10.9%)
	3i Group PLC	124,580	2,430,522
	4imprint Group PLC	6,011	340,119
	abrdn PLC	395,659	1,042,100
*	accesso Technology Group PLC	4,676	47,150
	Admiral Group PLC	23,812	647,337
	Advanced Medical Solutions Group PLC	6,015	18,866
	AG Barr PLC	15,984	108,103
	Airtel Africa PLC	207,202	299,129
	AJ Bell PLC	70,399	293,517
Ω	Alfa Financial Software Holdings PLC	17,672	38,277
	Alliance Pharma PLC	86,713	67,157
	Antofagasta PLC	30,284	650,699
	Appreciate Group PLC	20,690	10,810
	Argentex Group PLC	13,996	22,479
*	Ascential PLC	60,077	199,534
	Ashmore Group PLC	65,852	216,900
	Ashtead Group PLC	40,624	2,675,853
#*	ASOS PLC	12,032	130,177
	Associated British Foods PLC	24,575	564,124
#*Ω	Aston Martin Lagonda Global Holdings PLC	58,215	118,961
Ω	Auto Trader Group PLC	132,392	1,027,161
	Aviva PLC	258,292	1,456,728
	Avon Protection PLC	5,053	63,076
	B&M European Value Retail SA	177,729	982,897
	Balfour Beatty PLC	148,690	673,326
	Bank of Georgia Group PLC	10,615	350,145
	Barclays PLC, Sponsored ADR	154,426	1,433,073
	Barclays PLC	458,723	1,054,508
	Barratt Developments PLC	190,199	1,081,039
	Beazley PLC	82,542	679,271
	Begbies Traynor Group PLC	24,378	43,327

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway PLC	28,583	$747,606
	Berkeley Group Holdings PLC	15,973	817,963
	Bloomsbury Publishing PLC	22,292	122,608
	Bodycote PLC	43,219	347,073
*	boohoo Group PLC	120,777	65,949
	BRAEMAR PLC	6,415	24,816
	Breedon Group PLC	172,757	146,348
	Britvic PLC	67,866	650,993
	Brooks Macdonald Group PLC	430	11,639
	BT Group PLC	1,494,683	2,302,848
	Bunzl PLC	21,043	772,514
	Burberry Group PLC	39,731	1,210,242
	Burford Capital Ltd.	34,386	309,485
	Bytes Technology Group PLC	48,389	231,315
*	Capita PLC	246,986	85,372
*	Capricorn Energy PLC	108,255	323,838
*	Card Factory PLC	111,232	130,313
*	Cazoo Group Ltd.	11,966	2,519
	Centamin PLC	332,631	455,992
	Central Asia Metals PLC	34,294	119,450
*	CentralNic Group PLC	10,824	19,237
	Centrica PLC	1,548,758	1,929,446
	Chesnara PLC	27,424	96,635
	City of London Investment Group PLC	4,016	22,217
	Clarkson PLC	3,657	138,737
	Close Brothers Group PLC	38,529	461,412
	CLS Holdings PLC	1,132	2,083
Ω	CMC Markets PLC	18,203	54,528
	Coats Group PLC	290,877	261,555
	Coca-Cola HBC AG	13,883	337,376
	Compass Group PLC	60,424	1,443,404
	Computacenter PLC	18,532	509,319
Ω	ConvaTec Group PLC	130,605	378,816
*	Costain Group PLC	29,107	16,540
	Cranswick PLC	10,939	430,337
	Crest Nicholson Holdings PLC	102,711	309,066
	Croda International PLC	8,324	709,492
	Currys PLC	345,279	277,377
	CVS Group PLC	10,693	265,895
*	De La Rue PLC	30,988	25,493
	Dechra Pharmaceuticals PLC	625	22,166
*Ω	Deliveroo PLC	138,923	159,191
	DFS Furniture PLC	59,849	110,666
*	Dignity PLC	5,735	38,562
	Diploma PLC	15,447	522,532
	Direct Line Insurance Group PLC	252,790	554,278
	DiscoverIE Group PLC	11,680	123,956
	Domino's Pizza Group PLC	65,706	254,487
	dotdigital group PLC	39,477	45,770
	Drax Group PLC	119,759	956,452
	DS Smith PLC	281,740	1,233,432
	Dunelm Group PLC	28,460	409,463
Ω	DWF Group PLC	55,152	55,259
*	easyJet PLC	25,688	156,481
	EKF Diagnostics Holdings PLC	36,792	18,642
*	Elementis PLC	141,142	218,173
	EMIS Group PLC	11,715	271,346
*	Ergomed PLC	2,670	39,554
*	Esken Ltd.	63,952	4,401

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Experian PLC	70,921	$2,593,544
*	FD Technologies PLC	1,061	17,962
	FDM Group Holdings PLC	19,916	192,877
	Ferguson PLC	19,973	2,820,968
	Fevertree Drinks PLC	3,055	41,191
	Fintel PLC	1,843	4,686
	Firstgroup PLC	180,566	241,752
Ω	Forterra PLC	51,759	136,466
	Foxtons Group PLC	38,161	17,197
*	Frasers Group PLC	34,478	333,483
	Fresnillo PLC	19,579	198,881
*	Frontier Developments PLC	4,338	25,927
*Ω	Funding Circle Holdings PLC	25,584	18,343
	Future PLC	10,059	187,306
	Galliford Try Holdings PLC	23,713	49,582
	Games Workshop Group PLC	7,484	868,092
	Gamma Communications PLC	10,673	155,701
	Genuit Group PLC	30,899	124,620
	Gooch & Housego PLC	3,221	22,897
	Grafton Group PLC	52,010	590,363
	Grainger PLC	170,399	545,716
*	Greencore Group PLC	111,256	109,588
	Greggs PLC	27,506	918,479
*	Griffin Mining Ltd.	19,064	21,574
*Ω	Gym Group PLC	18,544	29,508
	H&T Group PLC	5,751	31,197
*	Haleon PLC	111,365	446,282
	Halfords Group PLC	56,734	143,710
	Halma PLC	14,515	386,448
	Harbour Energy PLC	58,409	225,915
	Hargreaves Lansdown PLC	56,068	617,265
	Harworth Group PLC	20,417	29,191
	Hays PLC	289,646	441,927
	Headlam Group PLC	17,304	70,754
	Helical PLC	31,554	140,087
*	Helios Towers PLC	157,264	207,882
	Henry Boot PLC	23,100	67,484
	Hill & Smith PLC	11,986	186,539
	Hilton Food Group PLC	16,062	131,582
	Hiscox Ltd.	53,110	739,190
	Hochschild Mining PLC	81,816	69,119
	Hollywood Bowl Group PLC	37,277	120,951
*Ω	Hostelworld Group PLC	14,765	23,300
	Howden Joinery Group PLC	126,263	1,077,374
#	HSBC Holdings PLC, Sponsored ADR	160,754	5,938,253
	Hunting PLC	41,131	176,735
*	Hyve Group PLC	40,610	36,678
Ω	Ibstock PLC	88,680	184,932
	IDOX PLC	36,520	29,168
	IG Group Holdings PLC	70,696	695,103
	IMI PLC	55,855	1,000,093
	Impax Asset Management Group PLC	11,768	113,145
	Inchcape PLC	93,402	1,053,081
*	Indivior PLC	42,059	1,009,905
	Informa PLC	99,345	821,659
	IntegraFin Holdings PLC	40,607	156,627
#	InterContinental Hotels Group PLC, ADR	6,252	442,316
	InterContinental Hotels Group PLC	4,909	340,798
	Intermediate Capital Group PLC	33,267	572,445

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Distributions Services PLC	210,666	$596,289
	International Personal Finance PLC	63,650	66,509
	Intertek Group PLC	14,874	799,433
	Investec PLC	142,732	912,836
	iomart Group PLC	19,352	31,308
	IP Group PLC	217,849	163,969
*	IQE PLC	135,862	79,440
	ITV PLC	867,832	869,074
*	IWG PLC	191,457	439,235
	J Sainsbury PLC	401,749	1,302,904
*	James Fisher & Sons PLC	11,386	51,293
	James Halstead PLC	26,077	58,873
	JD Sports Fashion PLC	364,591	734,877
*	John Wood Group PLC	114,606	200,915
	Johnson Matthey PLC	37,464	1,046,470
	Johnson Service Group PLC	88,685	123,371
Ω	JTC PLC	1,392	12,381
	Jupiter Fund Management PLC	187,824	325,229
*Ω	Just Eat Takeaway.com NV	13,697	350,291
	Just Group PLC	300,655	304,503
	Kainos Group PLC	19,117	347,958
	Keller Group PLC	20,981	209,094
*	Kier Group PLC	83,241	70,408
*	Kin & Carta PLC	20,775	56,593
	Kingfisher PLC	395,015	1,362,769
	Lancashire Holdings Ltd.	52,020	401,549
	Legal & General Group PLC	457,399	1,439,407
*	Liberty Global PLC, Class A	707	15,335
*	Liberty Global PLC, Class C	4,143	92,596
	Liontrust Asset Management PLC	8,394	120,268
	Lloyds Banking Group PLC	3,112,345	2,025,500
	Lloyds Banking Group PLC, ADR	255,098	660,704
	London Stock Exchange Group PLC	7,726	707,301
	Lookers PLC	75,313	82,237
	LSL Property Services PLC	22,137	72,117
Ω	Luceco PLC	23,776	41,686
	M&G PLC	406,035	1,013,999
	Macfarlane Group PLC	21,157	27,227
	Man Group PLC	357,987	1,101,331
*	Marks & Spencer Group PLC	470,889	849,396
	Marshalls PLC	13,299	55,702
	Me Group International PLC	91,911	145,194
	Mears Group PLC	28,866	73,002
	Medica Group PLC	4,556	9,284
	Melrose Industries PLC	629,426	1,109,783
*	Metro Bank PLC	28,971	49,501
	Midwich Group PLC	5,324	32,496
	MJ Gleeson PLC	8,904	44,236
	Mondi PLC	50,869	959,280
	Moneysupermarket.com Group PLC	127,626	376,790
	Morgan Advanced Materials PLC	65,646	254,775
	Morgan Sindall Group PLC	10,265	208,074
	Mortgage Advice Bureau Holdings Ltd.	3,625	27,710
*	Motorpoint group PLC	15,378	26,533
	Mountview Estates PLC	2	297
*	N Brown Group PLC	54,752	24,745
*	National Express Group PLC	144,273	237,655
	National Grid PLC	6,989	88,851
#	National Grid PLC, Sponsored ADR	17,742	1,131,439

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	NatWest Group PLC	342,116	$1,305,192
#	NatWest Group PLC, Sponsored ADR	12,313	95,181
	NCC Group PLC	28,823	66,795
*Ω	Network International Holdings PLC	4,945	16,056
	Next Fifteen Communications Group PLC	18,081	223,991
	Next PLC	10,782	882,767
	Ninety One PLC	106,231	259,353
*	NIOX GROUP PLC	29,532	14,230
	Norcros PLC	20,097	50,546
	Numis Corp. PLC	16,969	43,342
*	Ocado Group PLC	10,882	87,082
	OSB Group PLC	97,156	655,015
	Oxford Instruments PLC	8,305	240,070
	Pagegroup PLC	79,979	450,251
	Pan African Resources PLC	399,636	82,986
	Paragon Banking Group PLC	68,444	507,787
*	Parkmead Group PLC	14,605	8,104
	PayPoint PLC	17,162	109,689
	Pearson PLC	77,158	879,924
	Pearson PLC, Sponsored ADR	33,717	381,002
*	Pendragon PLC	281,205	69,010
	Pennon Group PLC	41,086	466,405
	Persimmon PLC	49,651	867,170
*	Petra Diamonds Ltd.	33,481	32,738
#*	Petrofac Ltd.	84,491	86,760
	Pets at Home Group PLC	100,508	437,232
*	Pharos Energy PLC	70,803	20,333
	Phoenix Group Holdings PLC	107,034	848,338
	Phoenix Spree Deutschland Ltd.	6,073	17,643
	Plus500 Ltd.	23,923	548,878
	Polar Capital Holdings PLC	17,335	110,797
	Porvair PLC	6,060	45,112
	PPHE Hotel Group Ltd.	2,064	32,362
	Premier Foods PLC	243,135	333,406
	Provident Financial PLC	51,481	148,701
#	Prudential PLC, ADR	23,212	774,120
	Prudential PLC	14,561	241,932
*	PureTech Health PLC	36,657	115,162
	PZ Cussons PLC	39,184	105,015
Ω	Quilter PLC	250,345	297,268
	Rathbones Group PLC	12,413	320,656
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	84,124	94,547
	Record PLC	16,493	19,684
	Redde Northgate PLC	65,504	351,068
	Redrow PLC	75,100	481,708
	RELX PLC, Sponsored ADR	52,264	1,552,753
	RELX PLC	22,194	660,358
	Renew Holdings PLC	4,677	42,177
*	Renewi PLC	22,215	179,990
	Renishaw PLC	4,837	236,085
*	Renold PLC	42,813	13,234
	Rentokil Initial PLC	142,147	861,898
	Rhi Magnesita NV	3,146	105,871
	RHI Magnesita NV	6,202	206,281
	Rightmove PLC	110,524	803,055
	Rio Tinto PLC	59,752	4,678,655
#	Rio Tinto PLC, Sponsored ADR	62,597	4,967,072
	Robert Walters PLC	12,249	75,751

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rolls-Royce Holdings PLC	478,334	$625,820
	Rotork PLC	125,868	495,823
	RS GROUP PLC	82,651	960,888
	RWS Holdings PLC	19,687	91,575
	S&U PLC	934	23,796
Ω	Sabre Insurance Group PLC	20,278	25,777
*	Saga PLC	26,877	61,865
	Sage Group PLC	82,207	789,818
*	Savannah Energy PLC	40,848	13,219
	Savills PLC	32,429	390,139
	Schroders PLC	77,849	460,382
	ScS Group PLC	2,043	5,539
	Senior PLC	76,307	143,886
	Severfield PLC	56,602	43,295
	Severn Trent PLC	16,944	589,666
*	SIG PLC	149,857	64,736
	Sirius Real Estate Ltd.	156,441	163,351
	Smart Metering Systems PLC	15,309	164,729
#	Smith & Nephew PLC, Sponsored ADR	18,735	520,833
	Smith & Nephew PLC	8,808	121,641
	Smiths Group PLC	40,395	862,312
	Smiths News PLC	21,046	13,248
	Softcat PLC	29,452	440,717
*	SolGold PLC	53,128	10,613
	Spectris PLC	8,435	334,405
	Speedy Hire PLC	139,589	69,168
	Spirax-Sarco Engineering PLC	5,040	719,923
	Spirent Communications PLC	108,335	293,598
	SSE PLC	114,135	2,436,174
*	SSP Group PLC	132,765	425,054
	St. James's Place PLC	33,412	506,651
*	Staffline Group PLC	8,448	3,702
	Standard Chartered PLC	221,197	1,857,969
	SThree PLC	31,635	165,663
	Strix Group PLC	22,194	26,787
††	Studio Retail Group PLC	18,658	4,959
	STV Group PLC	5,073	16,538
*	Superdry PLC	9,884	14,700
	Synthomer PLC	70,622	136,348
	Tate & Lyle PLC	87,723	816,886
	Tatton Asset Management PLC	2,837	16,334
	Taylor Wimpey PLC	651,720	945,594
	TBC Bank Group PLC	9,175	269,691
	TClarke PLC	6,189	10,995
	Telecom Plus PLC	14,570	358,851
	Tesco PLC	602,611	1,831,564
Ω	TI Fluid Systems PLC	49,175	72,260
	Topps Tiles PLC	31,329	18,735
	TP ICAP Group PLC	178,790	389,387
	Travis Perkins PLC	70,934	889,857
*	Tremor International Ltd.	1,896	7,698
	TT Electronics PLC	56,108	128,424
	Tyman PLC	24,959	80,039
	Unilever PLC, Sponsored ADR	92,890	4,746,679
	Unilever PLC	7,125	362,145
	United Utilities Group PLC	43,723	572,118
*	Verici Dx PLC	736	104
	Vertu Motors PLC	95,932	70,651
	Vesuvius PLC	51,019	257,292

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Victrex PLC	10,220	$232,592
	VIDENDUM PLC	7,382	93,853
	Virgin Money UK PLC	328,136	785,131
	Vistry Group PLC	59,582	548,758
	Vodafone Group PLC	1,809,227	2,087,509
	Volex PLC	16,823	52,974
	Volution Group PLC	30,936	144,270
	Vp PLC	2,866	25,144
*Ω	Watches of Switzerland Group PLC	36,667	430,440
	Watkin Jones PLC	35,437	49,660
	Weir Group PLC	24,209	533,663
	WH Smith PLC	29,451	581,585
	Whitbread PLC	27,241	1,025,956
	Wickes Group PLC	62,720	117,418
	Wilmington PLC	1,608	6,929
	Wincanton PLC	30,464	110,710
*	Wise PLC, Class A	5,836	39,122
#	WPP PLC, Sponsored ADR	5,204	304,538
	WPP PLC	75,071	877,110
*	Xaar PLC	15,586	32,907
	XP Power Ltd.	1,056	31,597
	XPS Pensions Group PLC	14,341	28,468
	Zotefoams PLC	1,696	7,770
TOTAL UNITED KINGDOM			154,242,187
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	12,233	232,027
*	Noble Corp. PLC	6,482	262,681
#	VAALCO Energy, Inc.	9,984	46,426
TOTAL UNITED STATES			541,139
TOTAL COMMON STOCKS			1,362,205,971
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	4,660	441,483
	Draegerwerk AG & Co. KGaA	2,600	116,398
	Fuchs Petrolub SE	16,167	644,972
	Henkel AG & Co. KGaA	10,023	714,642
	Jungheinrich AG	13,726	545,881
	Porsche Automobil Holding SE	13,278	793,980
	Sixt SE	4,468	340,487
	STO SE & Co. KGaA	686	115,236
	Volkswagen AG	20,480	2,840,385
TOTAL GERMANY			6,553,464
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	294	0
*	Highfield Resources Ltd. Warrants 06/19/24	738	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	10,722	0
*††	S Immo AG 8/11/23	8,446	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	7,700	128

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
#*	Webuild SpA	1,055	$0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	155,491	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion	33,321	16,906
*	Sacyr SA	100,491	6,846
TOTAL SPAIN			23,752
TOTAL RIGHTS/WARRANTS			23,880
TOTAL INVESTMENT SECURITIES (Cost $1,179,742,618)			1,368,783,315

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	4,569,076	52,855,067
TOTAL INVESTMENTS — (100.0%)
(Cost $1,232,590,143)^^			$1,421,638,382
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$171,330	$88,265,946	$6,810	$88,444,086
Austria	—	10,007,922	—	10,007,922
Belgium	173,924	16,659,298	—	16,833,222
Canada	153,307,348	391,957	—	153,699,305
China	227,221	246,924	—	474,145
Colombia	15,724	—	—	15,724
Denmark	—	23,466,472	—	23,466,472
Finland	590,602	24,806,617	—	25,397,219
France	415,253	107,921,456	—	108,336,709
Germany	2,456,595	99,313,321	—	101,769,916
Hong Kong	—	34,278,516	2,742	34,281,258
Ireland	5,309,023	7,295,858	—	12,604,881
Israel	333,398	13,103,973	—	13,437,371
Italy	322,315	43,776,858	—	44,099,173
Japan	564,824	310,035,116	—	310,599,940
Netherlands	12,073,312	39,925,834	—	51,999,146
New Zealand	—	5,430,247	—	5,430,247
Norway	233,960	13,970,975	—	14,204,935
Portugal	—	5,531,535	—	5,531,535
Singapore	—	16,178,779	24,737	16,203,516
Spain	566,014	40,168,028	—	40,734,042
Sweden	—	44,415,356	—	44,415,356
Switzerland	7,710,236	77,726,289	—	85,436,525
United Kingdom	23,732,578	130,504,650	4,959	154,242,187
United States	46,431	494,708	—	541,139

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$6,553,464	—	$6,553,464
Rights/Warrants
Hong Kong	—	128	—	128
Spain	—	23,752	—	23,752
Securities Lending Collateral	—	52,855,067	—	52,855,067
TOTAL	$208,250,088	$1,213,349,046	$39,248^	$1,421,638,382

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,339,173	$28,002,104
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,048,939	14,223,616
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	422,415	5,782,865
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,968,383)		$48,008,585

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $24,336)	24,336	24,336
TOTAL INVESTMENTS — (100.0%) (Cost $45,992,719)^^		$48,032,921
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$48,008,585	—	—	$48,008,585
Temporary Cash Investments	24,336	—	—	24,336
TOTAL	$48,032,921	—	—	$48,032,921

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.0%)
	AES Brasil Energia SA	73,624	$146,486
	Aliansce Sonae Shopping Centers SA	160,797	570,485
	Alper Consultoria e Corretora de Seguros SA	5,400	29,945
	Alupar Investimento SA	55,339	309,383
	Ambipar Participacoes e Empreendimentos SA	21,700	102,381
*	Anima Holding SA	123,723	107,727
	Arezzo Industria e Comercio SA	13,770	237,624
	Atacadao SA	118,197	383,023
	Auren Energia SA	73,712	223,765
	B3 SA - Brasil Bolsa Balcao	538,022	1,373,592
	Banco Bradesco SA	173,504	431,342
	Banco BTG Pactual SA	223,255	950,845
	Banco do Brasil SA	162,814	1,305,386
	Banco Santander Brasil SA	17,388	99,163
	BB Seguridade Participacoes SA	90,895	676,480
	Bemobi Mobile Tech SA	39,500	124,500
	Boa Vista Servicos SA	63,600	96,472
	BR Properties SA	68,900	82,387
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,270	142,475
	Braskem SA, ADR, Class A	23,028	212,548
*	BRF SA	275,634	432,214
*	C&A MODAS SA	53,100	31,172
	Caixa Seguridade Participacoes SA	80,398	137,631
	Camil Alimentos SA	65,153	106,400
	CCR SA	486,227	1,126,417
	Centrais Eletricas Brasileiras SA	108,101	865,651
	Cia Brasileira de Aluminio	31,100	77,807
	Cia Brasileira de Distribuicao	87,133	355,652
	Cia de Saneamento Basico do Estado de Sao Paulo	50,436	553,015
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	165,888
	Cia de Saneamento de Minas Gerais-COPASA	67,860	195,708
	Cia de Saneamento do Parana	101,409	344,203
	Cia de Saneamento do Parana	86,400	55,997
	Cia Energetica de Minas Gerais	68,848	225,684
	Cia Paranaense de Energia	51,300	69,528
#	Cia Paranaense de Energia	14,600	108,171
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	833,564
	Cia Siderurgica Nacional SA	7,000	25,511
	Cielo SA	605,231	597,326
*	Clear Sale SA	22,400	21,181
*	Cogna Educacao	966,055	452,930
*	Construtora Tenda SA	36,123	34,015
	Cosan SA	219,134	720,907
	CPFL Energia SA	42,500	278,628
	Cruzeiro do Sul Educacional SA	76,700	52,883
	CSU Digital SA	14,900	32,786
	Cury Construtora e Incorporadora SA	41,911	111,294
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	461,647
	Dexco SA	244,251	362,794
	Diagnosticos da America SA	21,100	45,598
	Dimed SA Distribuidora da Medicamentos	31,300	63,324
	Direcional Engenharia SA	35,296	111,041
*	Dommo Energia SA	82,200	33,054
	EcoRodovias Infraestrutura e Logistica SA	116,887	104,538
	EDP - Energias do Brasil SA	103,212	414,166

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	293,644	$945,783
*	Embraer SA, Sponsored ADR	20,647	266,140
	Empreendimentos Pague Menos SA	54,800	45,232
	Energisa SA	69,555	578,906
	Engie Brasil Energia SA	40,511	314,029
	Equatorial Energia SA	238,119	1,314,362
	Eternit SA	33,900	94,361
	Even Construtora e Incorporadora SA	50,000	47,082
	Ez Tec Empreendimentos e Participacoes SA	58,500	168,829
	Fleury SA	88,572	270,097
	Fras-Le SA	24,144	48,941
	Gerdau SA, Sponsored ADR	172,595	1,121,867
*Ω	GPS Participacoes e Empreendimentos SA	37,660	91,993
#	Grendene SA	96,236	123,985
	Grupo De Moda Soma SA	63,785	131,935
*	Grupo Mateus SA	158,865	214,061
	Grupo SBF SA	35,900	78,359
	Guararapes Confeccoes SA	48,436	48,662
*	Hidrovias do Brasil SA	169,187	72,323
*††	Hua Han Health Industry Holdings Ltd.	928,000	0
#	Instituto Hermes Pardini SA	31,468	128,629
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,100	67,523
*	International Meal Co. Alimentacao SA, Class A	88,416	43,718
	Iochpe-Maxion SA	97,579	220,289
	Irani Papel e Embalagem SA	54,700	85,558
*	IRB Brasil Resseguros SA	6,223	32,034
	Itau Unibanco Holding SA	54,962	233,326
	Jalles Machado SA	51,200	74,738
	JBS SA	207,749	821,780
	JHSF Participacoes SA	181,166	183,796
	JSL SA	19,524	25,000
	Kepler Weber SA	32,916	149,981
	Klabin SA	360,200	1,372,312
	Lavvi Empreendimentos Imobiliarios Ltda	44,000	47,499
	Light SA	109,719	82,349
	Localiza Rent a Car SA	56,335	657,089
	Localiza Rent a Car SA	246	2,869
*Ω	Locaweb Servicos de Internet SA	128,077	161,727
	LOG Commercial Properties e Participacoes SA	15,776	56,562
*	Log-in Logistica Intermodal SA	16,433	118,125
*	Lojas Quero Quero SA	61,843	45,076
	Lojas Renner SA	113,709	484,511
	LPS Brasil Consultoria de Imoveis SA	15,500	5,863
	M Dias Branco SA	37,098	250,082
*	Magazine Luiza SA	512,035	446,844
	Mahle-Metal Leve SA	20,837	140,054
	Marcopolo SA	67,500	34,173
*Ω	Meliuz SA	176,800	38,660
	Melnick Even Desenvolvimento Imobiliario SA	29,600	17,493
	Mills Estruturas e Servicos de Engenharia SA	75,711	156,902
	Minerva SA	111,500	307,288
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,054	25,098
*	Moura Dubeux Engenharia SA	28,600	31,945
	Movida Participacoes SA	79,274	117,905
	MRV Engenharia e Participacoes SA	161,741	223,671
	Multilaser Industrial SA	73,000	48,175
	Natura & Co. Holding SA	224,022	642,105
	Neoenergia SA	58,349	173,106
	Odontoprev SA	97,245	218,003

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Omega Energia SA	66,853	$116,287
*	Orizon Valorizacao de Residuos SA	8,500	64,801
*	Petro Rio SA	136,400	1,131,225
	Porto Seguro SA	97,682	498,387
	Portobello SA	34,800	55,940
	Positivo Tecnologia SA	65,400	110,153
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	67,473
	Raia Drogasil SA	165,905	811,501
	Romi SA	38,297	145,001
	Rumo SA	100,558	364,094
	Santos Brasil Participacoes SA	142,488	247,290
	Sao Carlos Empreendimentos e Participacoes SA	8,500	25,602
	Sao Martinho SA	69,642	343,113
	Sendas Distribuidora SA, ADR	4,478	86,381
	Sendas Distribuidora SA	195,105	755,238
*Ω	Ser Educacional SA	29,685	27,952
	SIMPAR SA	130,200	199,290
	Sinqia SA	5,600	19,482
	SLC Agricola SA	54,289	548,635
	Suzano SA	228,250	2,084,524
	Tegma Gestao Logistica SA	11,988	44,515
	Telefonica Brasil SA	70,769	583,015
#	Telefonica Brasil SA, ADR	10,963	89,129
	TIM SA	268,665	623,990
	TOTVS SA	95,358	564,863
	Transmissora Alianca de Energia Eletrica SA	118,153	862,587
	Tres Tentos Agroindustrial SA	5,810	11,583
	Trisul SA	36,300	26,744
	Tupy SA	40,100	213,364
	Ultrapar Participacoes SA	253,766	659,373
	Ultrapar Participacoes SA, Sponsored ADR	43,722	114,114
	Unifique Telecomunicacoes SA	38,000	28,146
	Unipar Carbocloro SA	12,246	187,225
	Usinas Siderurgicas de Minas Gerais SA Usiminas	61,990	106,852
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	81,590
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	41,200	118,658
*	Via SA	555,843	262,794
	Vibra Energia SA	264,141	856,482
	Vivara Participacoes SA	16,800	81,083
#	Vulcabras Azaleia SA	51,709	120,301
#	WEG SA	125,908	948,471
	Wilson Sons Holdings Brasil SA	76,136	154,483
	Wiz Solucoes e Corretagem de Seguros SA	24,800	34,491
*	XP, Inc., BDR	4,505	79,651
	YDUQS Participacoes SA	155,961	317,372
*	Zamp SA	109,000	117,024
TOTAL BRAZIL			46,153,408
CHILE — (0.6%)
	Aguas Andinas SA, Class A	905,121	217,034
	Banco de Chile, ADR	22,577	496,023
	Banco de Credito e Inversiones SA	7,686	231,719
#	Banco Santander Chile, ADR	16,061	271,591
	Banco Santander Chile	1,348,911	56,725
	Besalco SA	205,938	97,844
*	Camanchaca SA	88,516	6,338
	CAP SA	30,941	285,783
	Cencosud SA	258,514	464,495

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	103,877	$156,532
	Cia Sud Americana de Vapores SA	2,679,959	232,951
	Embotelladora Andina SA, ADR, Class B	16,015	244,389
	Empresa Nacional de Telecomunicaciones SA	80,832	310,055
	Empresas CMPC SA	201,791	346,999
	Empresas COPEC SA	68,296	515,140
	Enel Americas SA	804,146	106,500
	Enel Chile SA	4,485,399	211,288
*	Engie Energia Chile SA	131,429	83,705
#	Falabella SA	78,399	182,266
	Forus SA	32,824	51,545
	Grupo Security SA	942,573	219,029
	Hortifrut SA	97,666	157,036
	Inversiones Aguas Metropolitanas SA	263,373	156,207
	Inversiones La Construccion SA	12,479	56,417
#	Itau CorpBanca Chile SA	66,205,529	150,691
	Itau CorpBanca Chile SA, ADR	4,431	14,844
	Masisa SA	423,789	23,034
	Molibdenos y Metales SA	3,068	13,488
	Multiexport Foods SA	291,740	93,489
	Parque Arauco SA	159,932	205,986
	PAZ Corp. SA	82,712	38,875
	Plaza SA	56,599	76,692
	Ripley Corp. SA	445,297	92,743
	Salfacorp SA	283,212	105,549
	Sigdo Koppers SA	163,912	226,761
	SMU SA	1,043,308	161,937
	Sociedad Matriz SAAM SA	2,690,477	318,422
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	19,375	1,889,837
	Socovesa SA	166,772	20,833
	SONDA SA	271,865	134,877
TOTAL CHILE			8,725,669
CHINA — (29.4%)
	360 DigiTech, Inc., ADR	51,759	1,248,945
	360 Security Technology, Inc., Class A	59,900	62,262
*	361 Degrees International Ltd.	454,000	219,705
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,300	155,555
Ω	3SBio, Inc.	795,000	865,932
	5I5J Holding Group Co. Ltd., Class A	119,400	48,526
*††	A Metaverse Co.	70,000	509
*	AAC Technologies Holdings, Inc.	485,500	1,293,757
Ω	AAG Energy Holdings Ltd.	500,860	107,311
	Accelink Technologies Co. Ltd., Class A	27,600	71,179
	ADAMA Ltd., Class A	24,500	34,675
	Addsino Co. Ltd., Class A	56,700	89,074
*	Advanced Technology & Materials Co. Ltd., Class A	41,100	53,716
	AECC Aero-Engine Control Co. Ltd., Class A	15,600	60,212
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	37,244
*	Agile Group Holdings Ltd.	760,749	244,724
*	Agora, Inc., ADR	29,510	114,794
	Agricultural Bank of China Ltd., Class H	5,709,000	2,054,858
	Aier Eye Hospital Group Co. Ltd., Class A	48,710	237,910
*	Air China Ltd., Class H	66,000	58,897
	Aisino Corp., Class A	32,500	57,912
#	Ajisen China Holdings Ltd.	284,000	33,650
Ω	Ak Medical Holdings Ltd.	110,000	125,072
*	Alibaba Group Holding Ltd., Sponsored ADR	138,799	15,295,650
*	Alibaba Group Holding Ltd.	793,800	10,913,686

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Alibaba Health Information Technology Ltd.	298,000	$266,148
*	Alibaba Pictures Group Ltd.	6,890,000	520,108
Ω	A-Living Smart City Services Co. Ltd.	499,250	631,810
	All Winner Technology Co. Ltd., Class A	14,250	47,502
	Allmed Medical Products Co. Ltd., Class A	22,700	42,326
*	Alpha Group, Class A	45,000	33,709
*	Amlogic Shanghai Co. Ltd., Class A	7,652	88,182
	Amoy Diagnostics Co. Ltd., Class A	16,840	71,892
	Angang Steel Co. Ltd., Class H	927,200	286,954
	Anhui Anke Biotechnology Group Co. Ltd., Class A	25,860	43,528
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	50,285
	Anhui Expressway Co. Ltd., Class H	148,000	134,973
	Anhui Guangxin Agrochemical Co. Ltd., Class A	26,545	124,646
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	110,515
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	51,482
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	95,396
	Anhui Jinhe Industrial Co. Ltd., Class A	18,705	92,557
	Anhui Korrun Co. Ltd., Class A	2,400	5,993
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	29,679
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	17,742
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	67,319
	Anhui Xinhua Media Co. Ltd., Class A	27,300	22,429
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,800	64,677
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,704	49,175
	Anjoy Foods Group Co. Ltd., Class A	1,800	42,558
	Anker Innovations Technology Co. Ltd., Class A	5,200	50,813
	ANTA Sports Products Ltd.	226,600	3,437,206
*Ω	Antengene Corp. Ltd.	118,000	77,789
*	Anton Oilfield Services Group	1,610,000	74,261
	Aoshikang Technology Co. Ltd., Class A	9,800	39,128
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	53,084
*	Aowei Holdings Ltd.	78,000	5,844
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	6,227
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	112,820
	ApicHope Pharmaceutical Co. Ltd., Class A	8,280	51,429
	APT Satellite Holdings Ltd.	234,000	67,222
	Archermind Technology Nanjing Co. Ltd., Class A	2,900	24,147
*Ω	Archosaur Games, Inc.	61,000	32,998
*Ω	Ascletis Pharma, Inc.	156,000	83,441
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,800	85,229
Ω	AsiaInfo Technologies Ltd.	91,600	169,239
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,500	130,686
	Autobio Diagnostics Co. Ltd., Class A	13,310	130,038
#	Avary Holding Shenzhen Co. Ltd., Class A	36,300	155,489
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	75,385
	AviChina Industry & Technology Co. Ltd., Class H	1,397,000	726,596
	AVICOPTER PLC, Class A	6,300	45,055
	Bafang Electric Suzhou Co. Ltd., Class A	3,300	58,363
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	349,167
*	Baidu, Inc., Sponsored ADR	14,729	1,983,702
*	Baidu, Inc., Class A	109,350	1,838,178
Ω	BAIOO Family Interactive Ltd.	594,000	38,735
	Bank of Beijing Co. Ltd., Class A	130,600	82,253
	Bank of Changsha Co. Ltd., Class A	82,696	84,138
	Bank of Chengdu Co. Ltd., Class A	67,800	146,115
#	Bank of China Ltd., Class H	17,477,356	6,653,010
	Bank of Chongqing Co. Ltd., Class H	349,500	193,032
	Bank of Communications Co. Ltd., Class H	1,926,580	1,190,817
	Bank of Guiyang Co. Ltd., Class A	110,617	91,372

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Hangzhou Co. Ltd., Class A	68,800	$132,869
	Bank of Jiangsu Co. Ltd., Class A	200,220	220,455
	Bank of Nanjing Co. Ltd., Class A	176,400	271,516
	Bank of Ningbo Co. Ltd., Class A	99,358	484,086
	Bank of Shanghai Co. Ltd., Class A	164,800	146,299
	Bank of Suzhou Co. Ltd., Class A	94,050	108,947
*	Bank of Tianjin Co. Ltd., Class H	45,000	10,965
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	12,712
	Baoshan Iron & Steel Co. Ltd., Class A	371,500	340,529
*	Baoye Group Co. Ltd., Class H	98,000	48,629
*	Baozun, Inc., Sponsored ADR	15,148	115,276
*	Baozun, Inc., Class A	21,500	53,073
	Bear Electric Appliance Co. Ltd., Class A	5,300	54,357
	Befar Group Co. Ltd., Class A	29,100	23,506
	Beibuwan Port Co. Ltd., Class A	64,100	71,708
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	23,402
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	12,430	93,865
	Beijing Capital Development Co. Ltd., Class A	84,000	72,001
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	100,813
*	Beijing Capital International Airport Co. Ltd., Class H	942,000	716,443
	Beijing Career International Co. Ltd., Class A	10,300	76,567
	Beijing Certificate Authority Co. Ltd., Class A	5,850	23,470
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	47,167
*	Beijing Compass Technology Development Co. Ltd., Class A	6,300	54,915
	Beijing Ctrowell Technology Corp. Ltd., Class A	17,000	21,828
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	48,088	65,410
	Beijing Dahao Technology Corp. Ltd., Class A	10,168	27,999
#	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	69,226
*	Beijing Energy International Holding Co. Ltd.	1,888,000	51,045
	Beijing Enlight Media Co. Ltd., Class A	45,600	55,515
	Beijing Enterprises Water Group Ltd.	2,286,000	584,155
	Beijing Funshine Culture Media Group Co. Ltd., Class A	3,800	30,579
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	27,647
#	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	89,793
	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	59,772
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	22,559
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,105	45,164
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	82,804
	Beijing Jingneng Clean Energy Co. Ltd., Class H	154,000	41,166
#	Beijing Jingyuntong Technology Co. Ltd., Class A	66,400	70,153
	Beijing Kingsoft Office Software, Inc., Class A	698	29,138
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	15,312
	Beijing New Building Materials PLC, Class A	29,454	124,886
	Beijing North Star Co. Ltd., Class H	420,000	49,796
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	27,780
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	56,282
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	153,751
	Beijing Originwater Technology Co. Ltd., Class A	59,567	43,299
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	20,887
	Beijing Roborock Technology Co. Ltd., Class A	1,861	84,398
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	10,710
	Beijing Shiji Information Technology Co. Ltd., Class A	13,076	33,170
	Beijing Shougang Co. Ltd., Class A	86,200	50,403
	Beijing Sinnet Technology Co. Ltd., Class A	61,100	81,270
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	48,367
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	45,089
	Beijing Strong Biotechnologies, Inc., Class A	18,900	47,104
	Beijing SuperMap Software Co. Ltd., Class A	12,757	38,203

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Thunisoft Corp. Ltd., Class A	23,000	$28,725
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	45,944
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	143,000	217,869
	Beijing Ultrapower Software Co. Ltd., Class A	78,400	57,318
	Beijing United Information Technology Co. Ltd., Class A	3,770	54,182
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	37,277
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,960	138,487
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	24,536
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,500	54,225
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	77,360
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	211,090
	Beken Corp., Class A	3,600	16,628
	Bengang Steel Plates Co. Ltd., Class A	100,200	46,370
*	Berry Genomics Co. Ltd., Class A	7,300	13,276
	Best Pacific International Holdings Ltd., Class H	134,000	19,133
	Bestsun Energy Co. Ltd., Class A	40,000	26,090
	Bethel Automotive Safety Systems Co. Ltd., Class A	2,605	33,484
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	44,557
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	27,721
#	Biem.L.Fdlkk Garment Co. Ltd., Class A	22,100	89,350
*	Bilibili, Inc., Class Z	14,160	353,387
	Black Peony Group Co. Ltd., Class A	31,440	32,832
	Bloomage Biotechnology Corp. Ltd., Class A	1,682	31,120
Ω	Blue Moon Group Holdings Ltd.	204,000	133,574
*	Blue Sail Medical Co. Ltd., Class A	38,300	46,000
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	98,500	77,553
Ω	BOC Aviation Ltd.	96,600	804,480
#	BOC International China Co. Ltd., Class A	32,400	54,200
*	Bohai Leasing Co. Ltd., Class A	331,000	115,373
	Bosideng International Holdings Ltd.	1,382,000	770,157
	Bright Dairy & Food Co. Ltd., Class A	59,269	93,732
	Bright Real Estate Group Co. Ltd., Class A	53,200	19,029
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	29,513
*††	Brilliance China Automotive Holdings Ltd.	1,238,000	735,324
	B-Soft Co. Ltd., Class A	49,800	67,557
	BTG Hotels Group Co. Ltd., Class A	24,700	85,474
#*	Burning Rock Biotech Ltd., ADR	20,849	60,671
	BYD Co. Ltd., Class H	108,000	3,420,095
	BYD Electronic International Co. Ltd.	334,000	1,157,695
	By-health Co. Ltd., Class A	29,500	100,910
	C C Land Holdings Ltd.	726,187	175,701
	C&D International Investment Group Ltd.	248,422	789,882
	C&S Paper Co. Ltd., Class A	39,900	75,819
	Cabbeen Fashion Ltd.	119,000	15,323
	Caitong Securities Co. Ltd., Class A	81,250	94,157
	Camel Group Co. Ltd., Class A	43,600	57,850
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	44,026
	Canny Elevator Co. Ltd., Class A	25,500	29,352
Ω	CanSino Biologics, Inc., Class H	57,800	475,542
*	Capital Environment Holdings Ltd.	2,326,000	49,766
	Castech, Inc., Class A	11,300	28,742
	CECEP Solar Energy Co. Ltd., Class A	103,345	117,583
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	17,010
	CECEP Wind-Power Corp., Class A	149,500	88,336
	Central China Management Co. Ltd.	432,194	45,788
	Central China New Life Ltd.	213,000	95,910
	Central China Real Estate Ltd.	823,870	47,253
	Central China Securities Co. Ltd., Class H	454,000	71,904

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	$21,433
	CETC Digital Technology Co. Ltd., Class A	15,600	53,162
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	36,208
Ω	CGN Power Co. Ltd., Class H	1,832,000	428,063
	Chacha Food Co. Ltd., Class A	12,500	84,577
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	35,620
	Changjiang Securities Co. Ltd., Class A	52,700	44,971
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	9,247
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	62,282
*	Chanjet Information Technology Co. Ltd., Class H	10,500	6,860
	Chaowei Power Holdings Ltd.	317,000	92,451
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	119,277
*	ChemPartner PharmaTech Co. Ltd., Class A	12,100	19,006
*	Chen Lin Education Group Holdings Ltd.	92,000	23,600
*	Cheng De Lolo Co. Ltd., Class A	45,500	60,239
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	56,767
	Chengdu CORPRO Technology Co. Ltd., Class A	11,800	49,500
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	37,206
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	37,411
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	47,975
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	13,302
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	70,127
	Chengdu Tianjian Technology Co. Ltd., Class A	2,520	14,471
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	116,414
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	45,598
	Chengtun Mining Group Co. Ltd., Class A	47,600	44,588
	Chenguang Biotech Group Co. Ltd., Class A	15,800	43,407
	Chengxin Lithium Group Co. Ltd., Class A	21,100	134,203
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	25,900	76,702
	China Aerospace International Holdings Ltd.	970,000	57,600
	China Aircraft Leasing Group Holdings Ltd.	157,000	105,347
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	48,574
	China Baoan Group Co. Ltd., Class A	18,100	33,686
	China Bester Group Telecom Co. Ltd., Class A	4,800	8,045
	China BlueChemical Ltd., Class H	943,143	259,272
Ω	China Bohai Bank Co. Ltd., Class H	664,000	131,301
*	China Bright Culture Group	163,000	5,916
	China CAMC Engineering Co. Ltd., Class A	47,900	59,383
	China Chengtong Development Group Ltd.	1,142,000	17,603
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,014,110
	China Communications Services Corp. Ltd., Class H	1,300,800	495,006
#*	China Conch Environment Protection Holdings Ltd.	1,034,500	452,822
	China Conch Venture Holdings Ltd.	650,500	1,380,416
	China Construction Bank Corp., Class H	24,611,990	15,931,114
	China CSSC Holdings Ltd., Class A	16,400	57,732
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	227,675
	China Design Group Co. Ltd., Class A	41,740	48,816
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,018,000	146,773
*††	China Dili Group	968,585	61,145
	China Dongxiang Group Co. Ltd.	1,590,000	80,434
Ω	China East Education Holdings Ltd.	336,500	257,375
*	China Eastern Airlines Corp. Ltd., Class H	184,000	73,842
	China Education Group Holdings Ltd.	602,000	955,915
	China Electronics Huada Technology Co. Ltd.	270,000	42,422
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	47,649
	China Energy Engineering Corp. Ltd., Class A	493,027	171,819
	China Energy Engineering Corp. Ltd., Class H	520,000	67,238
	China Everbright Bank Co. Ltd., Class H	927,000	295,912
	China Everbright Environment Group Ltd.	1,126,000	500,714

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Everbright Greentech Ltd.	375,000	$92,028
	China Everbright Ltd.	458,000	355,747
Ω	China Feihe Ltd.	1,427,000	1,369,118
	China Film Co. Ltd., Class A	32,900	63,415
	China Foods Ltd.	574,000	213,901
	China Galaxy Securities Co. Ltd., Class H	1,279,500	689,719
	China Gas Holdings Ltd.	1,525,000	2,374,148
	China Glass Holdings Ltd.	386,000	63,230
	China Gold International Resources Corp. Ltd.	142,900	513,242
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	23,278
	China Great Wall Securities Co. Ltd., Class A	48,400	65,480
	China Greatwall Technology Group Co. Ltd., Class A	34,300	61,965
#*	China Green Agriculture, Inc.	1,750	7,123
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	21,800	43,415
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	2,574
	China Hanking Holdings Ltd.	359,000	38,868
	China Harmony Auto Holding Ltd.	428,500	63,065
	China Harzone Industry Corp. Ltd., Class A	39,300	44,127
*††	China High Precision Automation Group Ltd.	73,000	2,130
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	35,996
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	112,945
	China Huirong Financial Holdings Ltd.	84,000	11,373
††	China Huiyuan Juice Group Ltd.	159,000	7,109
Ω	China International Capital Corp. Ltd., Class H	396,800	886,700
	China International Marine Containers Group Co. Ltd., Class H	496,350	381,210
	China Jinmao Holdings Group Ltd.	2,738,715	629,069
	China Jushi Co. Ltd., Class A	83,090	181,898
	China Kepei Education Group Ltd.	278,000	130,756
	China Kings Resources Group Co. Ltd., Class A	8,858	54,913
	China Lesso Group Holdings Ltd.	726,000	825,247
	China Life Insurance Co. Ltd., Class H	396,000	728,946
#	China Lilang Ltd.	257,000	131,853
*Ω	China Literature Ltd.	187,400	982,519
*	China Longevity Group Co. Ltd.	30,000	983
	China Longyuan Power Group Corp. Ltd., Class H	549,000	757,862
*††	China Maple Leaf Educational Systems Ltd.	848,000	14,394
	China Medical System Holdings Ltd.	903,000	1,558,773
	China Meheco Co. Ltd., Class A	24,220	54,639
	China Meidong Auto Holdings Ltd.	58,000	143,906
	China Mengniu Dairy Co. Ltd.	557,000	2,686,897
	China Merchants Bank Co. Ltd., Class H	1,075,598	6,976,465
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	34,155
	China Merchants Land Ltd.	652,000	49,039
	China Merchants Port Holdings Co. Ltd.	665,889	933,459
	China Merchants Property Operation & Service Co. Ltd., Class A	23,200	56,661
Ω	China Merchants Securities Co. Ltd., Class H	135,740	148,372
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	120,919
*††	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	3,908
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	384,726
	China Modern Dairy Holdings Ltd.	1,739,000	246,807
	China National Accord Medicines Corp. Ltd., Class A	14,000	72,758
	China National Chemical Engineering Co. Ltd., Class A	103,300	133,112
	China National Medicines Corp. Ltd., Class A	26,200	119,385
Ω	China New Higher Education Group Ltd.	557,000	284,917
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	47,124
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	57,710	249,021
*	China Nuclear Energy Technology Corp. Ltd.	418,000	28,305

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Oil & Gas Group Ltd.	2,890,000	$106,953
	China Oilfield Services Ltd., Class H	524,000	635,105
	China Oriental Group Co. Ltd.	630,000	129,644
	China Overseas Grand Oceans Group Ltd.	1,216,121	567,468
	China Overseas Land & Investment Ltd.	1,186,000	3,202,520
	China Overseas Property Holdings Ltd.	562,000	735,112
	China Pacific Insurance Group Co. Ltd., Class H	783,800	2,155,031
*††	China Properties Group Ltd.	128,000	1,270
	China Publishing & Media Co. Ltd., Class A	48,000	35,439
	China Railway Group Ltd., Class H	1,198,000	653,550
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	21,011
Ω	China Railway Signal & Communication Corp. Ltd., Class H	649,000	221,160
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	42,034
*	China Rare Earth Holdings Ltd.	717,200	53,088
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,800	41,683
	China Reinsurance Group Corp., Class H	2,691,000	206,580
Ω	China Renaissance Holdings Ltd.	105,600	140,532
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	68,343
	China Resources Gas Group Ltd.	382,000	1,606,400
	China Resources Land Ltd.	1,004,222	4,812,788
	China Resources Microelectronics Ltd., Class A	8,168	66,636
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,381	81,986
	China Risun Group Ltd.	881,000	425,294
*	China Ruyi Holdings Ltd.	272,000	72,728
	China Sanjiang Fine Chemicals Co. Ltd.	448,000	96,146
	China SCE Group Holdings Ltd.	233,600	31,883
	China Science Publishing & Media Ltd., Class A	13,800	24,911
*	China Shanshui Cement Group Ltd.	412,000	91,449
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	47,793
	China Shineway Pharmaceutical Group Ltd.	164,000	153,111
	China Shuifa Singyes Energy Holdings Ltd.	224,000	28,899
*	China Silver Group Ltd.	722,000	40,668
*	China South City Holdings Ltd.	2,314,000	168,369
	China South Publishing & Media Group Co. Ltd., Class A	48,000	70,059
*	China Southern Airlines Co. Ltd., Class H	240,000	159,424
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	28,700	28,467
	China Starch Holdings Ltd.	2,090,000	68,203
	China State Construction Development Holdings Ltd.	290,000	78,515
	China State Construction Engineering Corp. Ltd., Class A	568,800	467,441
	China State Construction International Holdings Ltd.	1,172,000	1,403,754
	China Sunshine Paper Holdings Co. Ltd.	444,000	120,369
	China Suntien Green Energy Corp. Ltd., Class H	647,000	303,704
	China Taiping Insurance Holdings Co. Ltd.	812,812	1,125,770
	China Testing & Certification International Group Co. Ltd., Class A	22,008	41,980
*	China Tianrui Group Cement Co. Ltd.	59,000	45,448
	China Tianying, Inc., Class A	128,200	105,087
	China Tourism Group Duty Free Corp. Ltd., Class A	7,644	242,037
Ω	China Tower Corp. Ltd., Class H	17,362,000	1,972,685
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	733,998
*	China TransInfo Technology Co. Ltd., Class A	49,900	74,857
*	China Travel International Investment Hong Kong Ltd.	1,120,000	239,135
	China Tungsten & Hightech Materials Co. Ltd., Class A	26,100	63,579
	China Vanke Co. Ltd., Class H	527,838	1,067,024
	China Water Affairs Group Ltd.	296,000	257,273
	China West Construction Group Co. Ltd., Class A	44,900	53,736
*††	China Wood Optimization Holding Ltd.	164,000	3,531
	China World Trade Center Co. Ltd., Class A	12,500	31,452
Ω	China Xinhua Education Group Ltd.	149,000	20,541

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yangtze Power Co. Ltd., Class A	188,453	$580,435
	China Yongda Automobiles Services Holdings Ltd.	630,000	544,836
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	165,343
*	China ZhengTong Auto Services Holdings Ltd.	351,000	31,858
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,800	148,145
*	China Zheshang Bank Co. Ltd., Class H	154,000	56,213
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	20,192
*††	China Zhongwang Holdings Ltd.	944,318	37,936
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	19,167
	Chinasoft International Ltd.	1,262,000	1,109,515
*	Chindata Group Holdings Ltd., ADR	56,097	465,044
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	53,000	75,247
	Chongqing Changan Automobile Co. Ltd., Class A	108,012	227,405
	Chongqing Department Store Co. Ltd., Class A	21,300	76,325
*	Chongqing Dima Industry Co. Ltd., Class A	110,000	35,210
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,844	122,470
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	12,500	49,454
*	Chongqing Iron & Steel Co. Ltd., Class H	342,000	40,273
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	47,104
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,288,000	465,287
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	56,700	56,685
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	40,015
	Chongqing Zhifei Biological Products Co. Ltd., Class A	21,800	317,061
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	35,726
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	28,000	33,098
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,750	95,743
	CIFI Ever Sunshine Services Group Ltd.	346,000	190,014
	CIMC Enric Holdings Ltd.	396,000	444,451
Ω	CIMC Vehicles Group Co. Ltd., Class H	47,000	30,822
	Cinda Real Estate Co. Ltd., Class A	63,800	53,096
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	30,798
	CITIC Securities Co. Ltd., Class H	454,100	1,038,896
*	Citychamp Watch & Jewellery Group Ltd.	560,000	91,454
*	CMGE Technology Group Ltd.	142,000	35,990
	CMOC Group Ltd., Class H	1,452,000	840,423
	CMST Development Co. Ltd., Class A	84,200	63,798
*	CNFinance Holdings Ltd., ADR	23,410	46,586
	CNHTC Jinan Truck Co. Ltd., Class A	20,486	49,478
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	75,835	83,903
	CNOOC Energy Technology & Services Ltd., Class A	162,200	76,889
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	45,900	108,799
	CoCreation Grass Co. Ltd., Class A	4,200	14,746
	COFCO Biotechnology Co. Ltd., Class A	73,600	94,827
	COFCO Joycome Foods Ltd.	1,539,000	499,687
*††	Colour Life Services Group Co. Ltd.	185,088	5,488
	Comba Telecom Systems Holdings Ltd.	942,000	180,694
	Concord New Energy Group Ltd.	4,164,648	404,427
*	Confidence Intelligence Holdings Ltd.	12,000	48,475
	Consun Pharmaceutical Group Ltd.	217,000	114,499
	Contemporary Amperex Technology Co. Ltd., Class A	23,550	1,633,559
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	19,701
*	Coolpad Group Ltd.	1,762,000	15,537
	COSCO SHIPPING Development Co. Ltd., Class H	2,429,000	335,645
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	172,000	162,041
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,231,148
#	COSCO SHIPPING International Hong Kong Co. Ltd.	282,000	92,754
	COSCO SHIPPING Ports Ltd.	920,510	696,371
*	Cosmopolitan International Holdings Ltd.	152,000	25,344

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Country Garden Holdings Co. Ltd.	3,405,904	$1,278,001
	Country Garden Services Holdings Co. Ltd.	379,287	1,025,387
	CPMC Holdings Ltd.	424,000	243,072
*	CPT Technology Group Co. Ltd., Class A	83,600	24,417
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	42,322
*	Crazy Sports Group Ltd.	1,774,000	55,962
	CRRC Corp. Ltd., Class H	881,000	399,327
	Crystal Clear Electronic Material Co. Ltd., Class A	13,839	32,578
Ω	CSC Financial Co. Ltd., Class H	257,000	266,488
	CSG Holding Co. Ltd., Class A	50,000	53,777
*	CSG Smart Science&Technology Co. Ltd., Class A	34,500	38,017
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	20,500	51,760
	CSPC Pharmaceutical Group Ltd.	2,516,640	2,869,480
	CSSC Hong Kong Shipping Co. Ltd.	768,000	126,519
	CTS International Logistics Corp. Ltd., Class A	55,500	87,569
*	CWT International Ltd.	960,000	9,185
	Da Ming International Holdings Ltd.	30,000	7,553
	Daan Gene Co. Ltd., Class A	37,920	89,450
Ω	Dali Foods Group Co. Ltd.	1,097,000	489,184
*	Dalian Bio-Chem Co. Ltd., Class A	3,900	9,884
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	73,175
	Dalipal Holdings Ltd.	246,000	74,992
	Daqin Railway Co. Ltd., Class A	131,288	130,346
	Dare Power Dekor Home Co. Ltd., Class A	16,600	23,217
	Dashang Co. Ltd., Class A	20,900	54,454
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,911	101,069
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	63,673
	Dazhong Transportation Group Co. Ltd., Class A	39,100	18,430
	Dazzle Fashion Co. Ltd., Class A	22,112	51,157
	DBG Technology Co. Ltd., Class A	36,100	52,580
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	79,721
*	Deppon Logistics Co. Ltd., Class A	9,200	29,251
	Dexin China Holdings Co. Ltd.	426,000	41,232
	DHC Software Co. Ltd., Class A	61,600	56,611
	Dian Diagnostics Group Co. Ltd., Class A	19,254	76,445
	Differ Group Auto Ltd.	1,236,000	35,505
	Digital China Group Co. Ltd., Class A	24,700	89,946
	Digital China Holdings Ltd.	409,250	208,726
	Digital China Information Service Co. Ltd., Class A	38,600	66,836
	Do-Fluoride Chemicals Co. Ltd., Class A	19,200	105,044
	Dong-E-E-Jiao Co. Ltd., Class A	8,200	53,530
	Dongfang Electric Corp. Ltd., Class H	42,800	76,443
	Dongfang Electronics Co. Ltd., Class A	29,700	38,533
	Dongfeng Motor Group Co. Ltd., Class H	1,324,000	789,391
	Dongguan Aohai Technology Co. Ltd., Class A	6,800	37,917
	Dongguan Development Holdings Co. Ltd., Class A	31,100	43,430
	Dongjiang Environmental Co. Ltd., Class H	80,800	26,110
	Dongxing Securities Co. Ltd., Class A	61,200	75,880
	Dongyue Group Ltd.	1,000,000	1,197,172
*	DouYu International Holdings Ltd., ADR	65,268	118,788
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	81,134
	East Group Co. Ltd., Class A	52,400	57,787
	East Money Information Co. Ltd., Class A	105,353	353,028
	Eastern Communications Co. Ltd., Class A	19,200	28,120
	Ecovacs Robotics Co. Ltd., Class A	11,800	152,828
	Edan Instruments, Inc., Class A	12,100	21,900
	Edifier Technology Co. Ltd., Class A	35,100	51,160
	Edvantage Group Holdings Ltd.	218,621	111,209
	EEKA Fashion Holdings Ltd.	137,000	183,690

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	EIT Environmental Development Group Co. Ltd., Class A	9,360	$22,099
	Electric Connector Technology Co. Ltd., Class A	12,700	73,514
*	Elion Energy Co. Ltd., Class A	106,600	68,582
	ENN Energy Holdings Ltd.	137,600	2,073,181
	Eoptolink Technology, Inc.Ltd., Class A	14,900	55,673
	Era Co. Ltd., Class A	39,000	27,298
#	Essex Bio-technology Ltd.	144,000	78,473
	Eternal Asia Supply Chain Management Ltd., Class A	49,000	46,635
	EVA Precision Industrial Holdings Ltd.	672,000	100,611
	Eve Energy Co. Ltd., Class A	2,315	30,410
	Everbright Jiabao Co. Ltd., Class A	39,300	19,478
Ω	Everbright Securities Co. Ltd., Class H	61,600	46,158
*Ω	Everest Medicines Ltd.	82,000	261,996
*	Fang Holdings Ltd., ADR	1,018	611
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	71,446
	Fangda Special Steel Technology Co. Ltd., Class A	123,996	113,222
#	Fanhua, Inc., Sponsored ADR	25,116	194,900
	FAW Jiefang Group Co. Ltd.	34,900	42,619
	FAWER Automotive Parts Co. Ltd., Class A	73,300	53,084
*	Feitian Technologies Co. Ltd., Class A	13,600	20,669
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	28,900	60,245
	Fibocom Wireless, Inc., Class A	16,350	50,750
*	FIH Mobile Ltd.	1,689,000	179,164
	Financial Street Holdings Co. Ltd., Class A	86,800	67,410
	FinVolution Group, ADR	79,604	437,026
	First Capital Securities Co. Ltd., Class A	71,200	63,420
	First Tractor Co. Ltd., Class H	126,000	68,778
	Flat Glass Group Co. Ltd., Class H	109,000	341,260
	Focus Media Information Technology Co. Ltd., Class A	280,100	289,054
	Foryou Corp.	4,100	23,748
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	31,476	370,844
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	18,700
*	Founder Holdings Ltd.	390,000	24,900
	Founder Securities Co. Ltd., Class A	89,300	91,995
	Fountain SET Holdings Ltd.	150,000	16,458
	Foxconn Industrial Internet Co. Ltd., Class A	209,300	295,332
	FriendTimes, Inc.	214,000	27,518
	Fu Shou Yuan International Group Ltd.	736,000	621,012
*	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	13,641
	Fufeng Group Ltd.	1,005,000	705,269
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	14,083	44,351
	Fujian Funeng Co. Ltd., Class A	21,900	40,466
*	Fujian Green Pine Co. Ltd., Class A	9,100	10,357
	Fujian Longking Co. Ltd., Class A	30,100	80,971
	Fujian Star-net Communication Co. Ltd., Class A	23,700	73,193
	Fujian Sunner Development Co. Ltd., Class A	21,900	79,782
*	Fulin Precision Co Ltd, Class A	34,700	81,186
*	Fullshare Holdings Ltd.	5,967,483	88,154
	Fulongma Group Co. Ltd., Class A	12,894	17,473
	Fulu Holdings Ltd.	36,000	22,991
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	230,000	1,131,958
#	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,700	25,204
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	889,207
	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	48,424
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	81,236
	Gaona Aero Material Co. Ltd., Class A	6,700	44,690
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	99,685
	GCL Energy Technology Co. Ltd.	30,300	50,010

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	GCL New Energy Holdings Ltd.	157,800	$23,546
*	GCL System Integration Technology Co. Ltd., Class A	44,400	21,344
#*	GDS Holdings Ltd., ADR	10,252	239,384
*	GDS Holdings Ltd., Class A	270,200	787,932
	Geely Automobile Holdings Ltd.	1,259,000	2,042,475
	GEM Co. Ltd., Class A	59,000	69,963
	Gemdale Corp., Class A	64,500	94,467
	Gemdale Properties & Investment Corp. Ltd.	3,938,000	341,388
Ω	Genertec Universal Medical Group Co. Ltd.	505,000	309,477
*	Genimous Technology Co. Ltd., Class A	48,000	40,096
*	Genscript Biotech Corp.	40,000	135,541
	GEPIC Energy Development Co. Ltd., Class A	24,700	19,458
	Getein Biotech, Inc., Class A	15,288	29,442
	GF Securities Co. Ltd., Class H	260,400	426,423
	Giant Network Group Co. Ltd., Class A	41,100	59,035
	GigaDevice Semiconductor, Inc., Class A	4,360	74,380
*	Ginlong Technologies Co. Ltd., Class A	3,300	89,942
	Glarun Technology Co. Ltd., Class A	16,000	40,991
*	Glorious Property Holdings Ltd.	421,000	4,557
	GoerTek, Inc., Class A	67,400	207,214
	Goke Microelectronics Co. Ltd., Class A	5,100	68,193
	Goldcard Smart Group Co. Ltd.	8,900	14,810
#*	Golden Eagle Retail Group Ltd.	207,000	108,235
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	5,452
	GoldenHome Living Co. Ltd., Class A	3,500	17,877
	Goldenmax International Group Ltd., Class A	25,200	31,215
	Goldlion Holdings Ltd.	159,152	28,793
	Goldpac Group Ltd.	138,000	28,781
*	GOME Retail Holdings Ltd.	3,510,940	62,882
*	Goodbaby International Holdings Ltd.	381,000	36,941
	GoodWe Technologies Co. Ltd., Class A	999	60,458
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	37,413
	Gotion High-tech Co. Ltd., Class A	14,700	71,005
*	Grand Baoxin Auto Group Ltd.	681,823	38,866
*	Grand Industrial Holding Group Co. Ltd.	17,300	24,767
	Grandblue Environment Co. Ltd., Class A	18,190	49,044
*	Grandjoy Holdings Group Co. Ltd., Class A	127,600	70,982
	Great Wall Motor Co. Ltd., Class H	495,500	699,622
*	Greattown Holdings Ltd., Class A	72,300	35,553
#*	Greatview Aseptic Packaging Co. Ltd.	498,000	137,184
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	289,343
	Gree Real Estate Co. Ltd., Class A	27,900	40,787
	Greenland Hong Kong Holdings Ltd.	543,000	51,987
	Greentown China Holdings Ltd.	472,000	695,904
Ω	Greentown Management Holdings Co. Ltd.	289,000	238,742
	Greentown Service Group Co. Ltd.	954,000	696,474
	GRG Banking Equipment Co. Ltd., Class A	38,700	58,407
	Grinm Advanced Materials Co. Ltd., Class A	29,000	59,472
	Guangdong Advertising Group Co. Ltd., Class A	59,500	42,758
	Guangdong Aofei Data Technology Co. Ltd., Class A	34,000	51,098
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	49,300	65,883
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	21,745
	Guangdong Dongpeng Holdings Co. Ltd.	28,000	39,081
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	42,654
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	35,017
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	38,054
	Guangdong Haid Group Co. Ltd., Class A	15,700	145,026
	Guangdong HEC Technology Holding Co. Ltd., Class A	32,903	47,089

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	$63,570
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	85,100	49,267
	Guangdong Hybribio Biotech Co. Ltd., Class A	25,450	67,191
	Guangdong Investment Ltd.	728,000	790,913
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	81,420
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,578
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	17,839
	Guangdong South New Media Co. Ltd., Class A	8,000	44,453
	Guangdong Tapai Group Co. Ltd., Class A	52,698	59,696
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	22,776
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	78,053
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	123,500	53,511
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	6,500	22,662
*	Guangshen Railway Co. Ltd., Class H	809,500	141,504
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	18,278
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	64,533
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	34,663
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	21,353
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	57,415
	Guangzhou Automobile Group Co. Ltd., Class H	616,836	443,771
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	80,087
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,100	35,020
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	18,900	54,069
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	36,032
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	15,183
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	29,632
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	139,886
	Guangzhou Restaurant Group Co. Ltd., Class A	24,320	90,545
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	74,777
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,060	168,585
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,680	107,222
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	75,546	74,267
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	61,187
	Guizhou Gas Group Corp. Ltd., Class A	27,100	32,448
*	Guocheng Mining Co. Ltd., Class A	13,800	36,074
	Guolian Securities Co. Ltd., Class H	110,500	61,056
	Guomai Technologies, Inc., Class A	25,900	30,793
	Guosen Securities Co. Ltd., Class A	47,012	65,452
*	Guosheng Financial Holding, Inc., Class A	50,330	70,683
Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	125,744
	Guoyuan Securities Co. Ltd., Class A	50,550	53,271
	H World Group Ltd., ADR	12,168	577,737
	H World Group Ltd.	74,100	352,308
*Ω	Haichang Ocean Park Holdings Ltd.	1,220,000	288,161
	Haier Smart Home Co. Ltd., Class A	40,200	153,630
	Haier Smart Home Co. Ltd., Class H	723,599	2,668,719
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	38,101
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	310,866
	Hainan Poly Pharm Co. Ltd., Class A	17,000	66,912
*	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	14,236
	Hainan Strait Shipping Co. Ltd., Class A	59,000	49,772
	Haitian International Holdings Ltd.	425,000	1,304,305
#	Haitong Securities Co. Ltd., Class H	626,000	431,831
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	73,873
*	Hand Enterprise Solutions Co. Ltd., Class A	36,700	52,815
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	14,500	46,488
#	Hangcha Group Co. Ltd., Class A	17,072	49,133
	Hangjin Technology Co. Ltd., Class A	8,960	43,961
	Hangxiao Steel Structure Co. Ltd., Class A	101,700	86,741

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,700	$65,737
*	Hangzhou Century Co. Ltd., Class A	32,500	22,963
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,900	25,033
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	19,748
	Hangzhou First Applied Material Co. Ltd., Class A	13,076	146,006
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	38,756
	Hangzhou Lion Electronics Co. Ltd., Class A	6,444	44,629
	Hangzhou Onechance Tech Corp., Class A	5,700	23,695
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,800	107,245
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	78,885
	Hangzhou Silan Microelectronics Co. Ltd., Class A	27,400	144,017
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	29,959
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	20,700	271,536
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,400	80,636
Ω	Hansoh Pharmaceutical Group Co. Ltd.	224,000	458,463
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	46,220
*Ω	Harbin Bank Co. Ltd., Class H	480,000	19,275
	Harbin Boshi Automation Co. Ltd., Class A	14,461	33,715
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	18,925
	HBIS Resources Co. Ltd., Class A	36,600	81,240
*	HC Group, Inc.	126,500	6,366
	Health & Happiness H&H International Holdings Ltd.	152,000	283,552
*	Healthcare Co. Ltd., Class A	15,400	25,578
*	Hebei Construction Group Corp. Ltd., Class H	180,000	21,116
	Hefei Meiya Optoelectronic Technology, Inc., Class A	11,700	47,579
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	27,687
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	84,698
#	Hello Group, Inc., Sponsored ADR	81,525	835,631
	Henan Lingrui Pharmaceutical Co., Class A	26,474	54,667
	Henan Pinggao Electric Co. Ltd., Class A	40,800	52,474
	Henan Shuanghui Investment & Development Co. Ltd., Class A	61,359	232,047
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	27,710
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	47,911
	Henan Yuguang Gold & Lead Co. Ltd., Class A	59,600	51,118
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	26,641
	Hengan International Group Co. Ltd.	427,500	2,103,025
*	Hengdeli Holdings Ltd.	911,200	24,461
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	27,200	89,976
	Hengli Petrochemical Co. Ltd., Class A	130,900	340,341
	Hengtong Optic-electric Co. Ltd., Class A	25,000	57,547
	Hengyi Petrochemical Co. Ltd., Class A	95,420	110,461
	Hesteel Co. Ltd., Class A	300,600	107,495
	Hexing Electrical Co. Ltd., Class A	20,700	57,500
#*	Hi Sun Technology China Ltd.	1,011,000	113,541
*	Hilong Holding Ltd.	577,000	21,800
	Hisense Home Appliances Group Co. Ltd., Class H	230,000	326,436
	Hithink RoyalFlush Information Network Co. Ltd., Class A	6,588	115,689
*	Holitech Technology Co. Ltd., Class A	89,400	39,515
	Homeland Interactive Technology Ltd.	136,000	27,421
*	Hongda Xingye Co. Ltd., Class A	143,900	64,889
	Hongfa Technology Co. Ltd., Class A	13,300	73,965
#*	Honghua Group Ltd.	1,396,000	44,614
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	32,003
	Hongta Securities Co. Ltd., Class A	6,200	7,513
*††Ω	Honworld Group Ltd.	72,000	7,805
Ω	Hope Education Group Co. Ltd.	2,376,000	243,110
*	Hopefluent Group Holdings Ltd.	96,000	21,512
	Hopson Development Holdings Ltd.	561,924	666,024
*Ω	Hua Hong Semiconductor Ltd.	392,000	1,515,786

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hua Yin International Holdings Ltd.	115,000	$6,084
	Huaan Securities Co. Ltd., Class A	99,580	73,982
	Huadong Medicine Co. Ltd., Class A	23,900	168,192
	Huafon Chemical Co. Ltd., Class A	104,000	117,222
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	34,896
	Huafu Fashion Co. Ltd., Class A	77,300	35,880
	Huagong Tech Co. Ltd., Class A	21,000	58,504
	Hualan Biological Engineering, Inc., Class A	25,300	83,777
*	Huanxi Media Group Ltd.	450,000	69,495
	Huapont Life Sciences Co. Ltd., Class A	86,950	69,302
Ω	Huatai Securities Co. Ltd., Class H	327,400	423,924
*	Huawen Media Group, Class A	42,300	16,061
*	Huaxi Holdings Co. Ltd.	96,000	20,418
	Huaxi Securities Co. Ltd., Class A	64,300	77,962
	Huaxia Bank Co. Ltd., Class A	148,736	114,887
	Huayu Automotive Systems Co. Ltd., Class A	60,700	164,255
	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	52,684
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	185,700	91,273
	Hubei Dinglong Co. Ltd., Class A	6,900	23,425
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,750	21,206
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	114,878
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	162,730
	Huishang Bank Corp. Ltd., Class H	123,900	39,024
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,200	81,992
	Hunan Aihua Group Co. Ltd., Class A	14,000	57,244
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	49,400	25,852
	Hunan Gold Corp. Ltd., Class A	31,100	72,596
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	35,121
	Hunan Valin Steel Co. Ltd., Class A	220,400	162,403
	Hundsun Technologies, Inc., Class A	3,900	27,346
#*	HUYA, Inc., ADR	39,605	217,828
*Ω	Hygeia Healthcare Holdings Co. Ltd.	82,800	657,152
*	Hytera Communications Corp. Ltd., Class A	61,000	51,279
*	HyUnion Holding Co. Ltd., Class A	44,700	54,849
*	IAT Automobile Technology Co. Ltd., Class A	9,400	17,303
*	IBO Technology Co. Ltd.	152,000	33,658
*Ω	iDreamSky Technology Holdings Ltd.	268,800	134,871
	Iflytek Co. Ltd., Class A	10,800	65,053
	IKD Co. Ltd., Class A	13,900	49,067
#*	I-Mab, Sponsored ADR	18,909	113,832
Ω	IMAX China Holding, Inc.	66,100	88,456
	Imeik Technology Development Co. Ltd., Class A	300	26,529
	Industrial & Commercial Bank of China Ltd., Class H	13,271,017	7,098,916
	Industrial Bank Co. Ltd., Class A	283,145	740,996
	Industrial Securities Co. Ltd., Class A	149,760	153,450
	Infore Environment Technology Group Co. Ltd., Class A	113,500	82,152
*Ω	Ingdan, Inc.	313,000	69,573
	Ingenic Semiconductor Co. Ltd., Class A	4,500	52,105
*	Inkeverse Group Ltd.	171,000	22,739
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	104,839
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	59,700	58,733
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	75,800	366,246
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	108,359	144,211
*	Innuovo Technology Co. Ltd., Class A	26,600	29,430
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	70,722
*	Inspur International Ltd.	108,000	66,447
*	Inspur Software Co. Ltd., Class A	6,700	15,407
	Intco Medical Technology Co. Ltd., Class A	21,880	81,136
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	234,145

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intron Technology Holdings Ltd.	44,000	$30,952
*	iQIYI, Inc., ADR	144,800	970,160
	IReader Technology Co. Ltd., Class A	16,800	40,976
*	IRICO Group New Energy Co. Ltd., Class H	13,900	18,664
	IVD Medical Holding Ltd.	205,000	51,041
	JA Solar Technology Co. Ltd., Class A	33,658	329,823
	Jack Technology Co. Ltd., Class A	3,000	9,141
	Jade Bird Fire Co. Ltd., Class A	7,700	37,608
	Jafron Biomedical Co. Ltd., Class A	17,700	88,656
	Jason Furniture Hangzhou Co. Ltd., Class A	11,570	73,251
	JCET Group Co. Ltd., Class A	34,800	138,059
*Ω	JD Health International, Inc.	40,450	335,910
	JD.com, Inc., Class A	66,597	1,977,488
	Jenkem Technology Co. Ltd., Class A	1,328	34,300
*	JH Educational Technology, Inc.	198,000	33,752
*	Jiajiayue Group Co. Ltd., Class A	29,000	51,409
	Jiangling Motors Corp. Ltd., Class A	21,700	48,506
*	Jiangnan Group Ltd.	1,488,000	36,332
	Jiangsu Azure Corp., Class A	20,700	46,733
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	38,923
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	5,500	42,361
	Jiangsu Canlon Building Materials Co. Ltd., Class A	10,700	22,698
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	43,561
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	28,027
	Jiangsu Eastern Shenghong Co. Ltd., Class A	49,900	115,846
	Jiangsu Expressway Co. Ltd., Class H	324,000	319,101
#	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	66,129
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	104,233
*	Jiangsu Guoxin Corp. Ltd., Class A	27,300	24,900
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,226	89,569
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	26,835
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	60,372
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	21,081
#	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	49,942
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	21,300	68,340
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	79,412
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	29,025
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	14,008	78,386
	Jiangsu Linyang Energy Co. Ltd., Class A	58,100	77,396
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	22,757
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	36,400	67,655
	Jiangsu Shagang Co. Ltd., Class A	107,600	68,634
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	107,514
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	7,500	29,231
	Jiangsu Sopo Chemical Co., Class A	55,500	74,153
	Jiangsu ToLand Alloy Co. Ltd., Class A	5,600	40,007
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,093	99,778
	Jiangsu Yoke Technology Co. Ltd., Class A	2,800	21,697
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,100	58,278
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	64,563
	Jiangsu Zhongtian Technology Co. Ltd., Class A	25,700	62,481
	Jiangxi Bank Co. Ltd., Class H	294,500	38,619
	Jiangxi Copper Co. Ltd., Class H	443,000	762,870
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	5,600	10,872
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	22,085
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	53,098
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	46,299
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	35,604
	Jiayou International Logistics Co. Ltd., Class A	10,738	37,944

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	$76,321
*	Jilin Electric Power Co. Ltd., Class A	68,400	61,363
	Jinchuan Group International Resources Co. Ltd.	2,068,000	203,847
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	114,790
	Jingjin Equipment, Inc., Class A	13,580	60,823
*††	Jingrui Holdings Ltd.	221,000	6,201
#*	JinkoSolar Holding Co. Ltd., ADR	18,225	1,027,525
*	Jinlei Technology Co. Ltd., Class A	7,800	53,295
*	Jinmao Property Services Co. Ltd.	36,723	22,676
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	45,807
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	41,366
Ω	Jiumaojiu International Holdings Ltd.	322,000	825,022
	Jiuzhitang Co. Ltd., Class A	24,800	33,892
	JL Mag Rare-Earth Co. Ltd., Class A	6,000	30,128
	JNBY Design Ltd.	107,000	138,791
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	80,950
#	Joinn Laboratories China Co. Ltd., Class A	4,436	41,930
	Jointown Pharmaceutical Group Co. Ltd., Class A	43,362	87,153
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,000	75,174
*	Joy City Property Ltd.	2,264,000	106,636
	Joyoung Co. Ltd., Class A	28,300	78,089
#	JOYY, Inc., ADR	12,705	453,314
Ω	JS Global Lifestyle Co. Ltd.	613,500	741,891
	JSTI Group, Class A	36,800	32,012
	Ju Teng International Holdings Ltd.	412,000	80,157
	Juewei Food Co. Ltd., Class A	8,200	64,880
*	Juneyao Airlines Co. Ltd., Class A	13,400	30,333
	Jushri Technologies, Inc., Class A	12,300	24,845
*	Jutal Offshore Oil Services Ltd.	216,000	14,055
	JY Grandmark Holdings Ltd.	13,000	2,239
*	Kaiser China Cultural Co. Ltd., Class A	29,400	21,356
*	Kaishan Group Co. Ltd., Class A	29,500	70,650
*Ω	Kangda International Environmental Co. Ltd.	250,000	17,523
	Kangji Medical Holdings Ltd.	125,500	148,836
	KBC Corp. Ltd., Class A	1,849	68,167
	Keboda Technology Co. Ltd., Class A	1,700	16,598
	Keeson Technology Corp. Ltd., Class A	9,984	18,552
	Kehua Data Co. Ltd., Class A	7,300	54,784
*	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	81,444
	Kingboard Holdings Ltd.	460,900	1,882,702
	Kingboard Laminates Holdings Ltd.	709,973	865,683
	KingClean Electric Co. Ltd., Class A	5,020	23,159
*	Kingdee International Software Group Co. Ltd.	113,000	246,624
	Kingfa Sci & Tech Co. Ltd., Class A	78,100	117,058
	Kingsoft Corp. Ltd.	447,000	1,645,872
*	Ko Yo Chemical Group Ltd.	2,964,000	60,235
	Konfoong Materials International Co. Ltd., Class A	2,600	27,660
*	Kong Sun Holdings Ltd.	650,000	5,007
	Konka Group Co. Ltd., Class A	48,100	33,633
	KPC Pharmaceuticals, Inc., Class A	26,900	67,269
	Kuang-Chi Technologies Co. Ltd., Class A	15,700	42,848
	Kunlun Energy Co. Ltd.	2,398,000	1,891,194
	Kunlun Tech Co. Ltd., Class A	30,500	74,398
	Kunming Yunnei Power Co. Ltd., Class A	59,300	23,899
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	23,199
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	23,527
*	KWG Group Holdings Ltd.	660,830	175,559
	KWG Living Group Holdings Ltd.	396,915	93,233
*	Lakala Payment Co. Ltd., Class A	38,200	95,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	$19,724
	Lao Feng Xiang Co. Ltd., Class A	12,900	92,176
	Laobaixing Pharmacy Chain JSC, Class A	22,412	131,317
*	Launch Tech Co. Ltd., Class H	53,500	16,227
	LB Group Co. Ltd., Class A	49,500	153,198
#	Lee & Man Chemical Co. Ltd.	136,000	116,192
	Lee & Man Paper Manufacturing Ltd.	822,000	360,182
	Lee's Pharmaceutical Holdings Ltd.	163,500	39,994
Ω	Legend Holdings Corp., Class H	374,100	438,165
	Lenovo Group Ltd.	3,042,000	2,439,893
	Lens Technology Co. Ltd., Class A	66,000	130,338
*	Leo Group Co. Ltd., Class A	250,000	68,648
*	Leoch International Technology Ltd.	111,000	27,625
	Lepu Medical Technology Beijing Co. Ltd., Class A	22,907	75,804
	Levima Advanced Materials Corp., Class A	7,800	45,433
#*	LexinFintech Holdings Ltd., ADR	68,646	227,905
	Leyard Optoelectronic Co. Ltd., Class A	92,900	84,160
#*	Li Auto, Inc., ADR	17,480	435,252
*	Li Auto, Inc., Class A	26,700	326,707
	Li Ning Co. Ltd.	448,500	4,433,720
	LianChuang Electronic Technology Co. Ltd., Class A	8,400	17,081
	Lianhe Chemical Technology Co. Ltd., Class A	28,600	74,413
	Liao Ning Oxiranchem, Inc., Class A	23,500	30,284
	Liaoning Cheng Da Co. Ltd., Class A	26,600	52,221
	Liaoning Port Co. Ltd., Class H	580,000	53,443
	Lier Chemical Co. Ltd., Class A	43,792	122,690
*	Lifetech Scientific Corp.	1,386,000	552,736
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	17,254
*	Lingyi iTech Guangdong Co., Class A	127,100	101,280
	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	39,634
	Livzon Pharmaceutical Group, Inc., Class H	79,471	270,675
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	16,000	66,542
	LK Technology Holdings Ltd.	209,500	244,367
	Loncin Motor Co. Ltd., Class A	64,300	51,340
	Long Yuan Construction Group Co. Ltd., Class A	37,800	32,275
Ω	Longfor Group Holdings Ltd.	697,500	2,304,617
	Longhua Technology Group Luoyang Co. Ltd., Class A	40,700	51,056
	LONGi Green Energy Technology Co. Ltd., Class A	71,519	512,679
	Longshine Technology Group Co. Ltd., Class A	9,500	35,251
	Lonking Holdings Ltd.	1,268,000	259,073
	Luenmei Quantum Co. Ltd., Class A	77,600	75,601
	Luolai Lifestyle Technology Co. Ltd., Class A	45,500	79,508
*	Luoniushan Co. Ltd., Class A	54,300	56,029
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	34,991
*	Luoyang Glass Co. Ltd., Class H	56,000	68,992
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,310	50,108
	Luxi Chemical Group Co. Ltd., Class A	64,000	127,501
	Luxshare Precision Industry Co. Ltd., Class A	101,218	490,173
*Ω	Luye Pharma Group Ltd.	949,000	487,497
*	LVGEM China Real Estate Investment Co. Ltd.	258,000	42,748
	Maanshan Iron & Steel Co. Ltd., Class H	800,000	195,330
	Maccura Biotechnology Co. Ltd., Class A	28,400	77,821
	Mango Excellent Media Co. Ltd., Class A	46,700	211,619
*Ω	Maoyan Entertainment	192,800	242,400
*	Maoye International Holdings Ltd.	26,000	774
	Maxscend Microelectronics Co. Ltd., Class A	2,600	51,787
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	51,231
*Ω	Meitu, Inc.	1,045,500	259,438
*Ω	Meituan, Class B	163,660	3,658,763

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	$20,951
Ω	Midea Real Estate Holding Ltd.	197,000	299,111
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,300	58,752
	Min Xin Holdings Ltd.	66,000	23,225
	Ming Yang Smart Energy Group Ltd., Class A	33,878	140,199
	Ming Yuan Cloud Group Holdings Ltd.	242,000	227,441
*	Mingfa Group International Co. Ltd.	374,000	17,900
	Minmetals Land Ltd.	687,644	48,754
Ω	Minsheng Education Group Co. Ltd.	428,000	28,455
	Minth Group Ltd.	470,000	1,379,451
	MLS Co. Ltd., Class A	70,500	90,910
*	MMG Ltd.	2,134,000	691,802
*Ω	Mobvista, Inc.	60,000	34,576
	Monalisa Group Co. Ltd., Class A	20,400	61,170
	Montage Technology Co. Ltd., Class A	2,400	19,760
*	Montnets Cloud Technology Group Co. Ltd., Class A	17,500	31,665
*Ω	Mulsanne Group Holding Ltd.	40,000	15,327
	Muyuan Foods Co. Ltd., Class A	28,754	212,935
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	23,225
	MYS Group Co. Ltd., Class A	32,200	18,387
*††	Nan Hai Corp. Ltd.	4,000,000	6,683
	NanJi E-Commerce Co. Ltd., Class A	73,286	50,978
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	3,700	12,289
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	68,381
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	113,374
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,191	90,800
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	38,400
	Nanjing Securities Co. Ltd., Class A	32,100	40,348
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	60,819
	Nanjing Yunhai Special Metals Co. Ltd., Class A	27,626	91,116
	Nantong Jianghai Capacitor Co. Ltd., Class A	16,600	61,586
	NARI Technology Co. Ltd., Class A	65,724	257,552
*	National Silicon Industry Group Co. Ltd., Class A	10,831	33,605
	NAURA Technology Group Co. Ltd., Class A	2,900	101,230
	NavInfo Co. Ltd., Class A	25,800	45,971
	NetDragon Websoft Holdings Ltd.	156,000	362,362
	NetEase, Inc., ADR	28,507	2,526,005
	NetEase, Inc.	288,800	5,123,922
	Netjoy Holdings Ltd.	70,000	14,046
	New China Life Insurance Co. Ltd., Class H	247,500	663,785
	New Hope Dairy Co. Ltd., Class A	11,200	21,965
*	New Hope Liuhe Co. Ltd., Class A	35,900	69,778
*	Newborn Town, Inc.	32,000	8,177
	Newland Digital Technology Co. Ltd., Class A	40,700	85,816
	Nexteer Automotive Group Ltd.	577,000	419,722
	Nine Dragons Paper Holdings Ltd.	1,115,000	999,547
	Ninestar Corp., Class A	11,991	91,277
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	15,591
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	46,543
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	84,124
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	37,500	92,278
*	Ningbo Joyson Electronic Corp., Class A	24,193	57,406
	Ningbo Orient Wires & Cables Co. Ltd., Class A	5,400	51,512
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,384	74,831
	Ningbo Tuopu Group Co. Ltd., Class A	5,500	58,274
	Ningbo Xusheng Group Co. Ltd., Class A	9,220	55,537
	Ningbo Yunsheng Co. Ltd., Class A	21,900	39,612
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	34,554
	Ningxia Baofeng Energy Group Co. Ltd., Class A	120,000	238,489

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NIO, Inc., ADR	51,629	$623,162
*	Niu Technologies, Sponsored ADR	20,055	108,096
*	Noah Holdings Ltd., Sponsored ADR	16,027	303,391
	Norinco International Cooperation Ltd., Class A	24,180	32,033
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	66,404
	Northeast Securities Co. Ltd., Class A	64,000	65,850
	Northking Information Technology Co. Ltd., Class A	8,680	37,264
	NSFOCUS Technologies Group Co. Ltd., Class A	31,100	57,734
*	NVC International Holdings Ltd.	1,151,000	15,283
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	29,100
*	Oceanwide Holdings Co. Ltd., Class A	162,155	31,477
*Ω	Ocumension Therapeutics	26,000	36,687
*	Offcn Education Technology Co. Ltd., Class A	20,500	18,687
	Offshore Oil Engineering Co. Ltd., Class A	103,100	101,840
*	OFILM Group Co. Ltd., Class A	56,300	42,116
	Olympic Circuit Technology Co. Ltd., Class C	14,200	34,024
	Oppein Home Group, Inc., Class A	6,363	118,706
	Opple Lighting Co. Ltd., Class A	13,901	34,582
	ORG Technology Co. Ltd., Class A	109,700	81,636
*	Orient Group, Inc., Class A	151,400	55,467
	Orient Overseas International Ltd.	37,500	623,356
Ω	Orient Securities Co. Ltd., Class H	178,800	105,580
	Oriental Energy Co. Ltd., Class A	77,700	106,777
	Oriental Pearl Group Co. Ltd., Class A	55,600	55,160
*	Ourpalm Co. Ltd., Class A	97,200	49,058
	Ovctek China, Inc., Class A	7,945	43,729
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	12,244
	Pacific Online Ltd.	173,000	18,078
*	Pacific Securities Co. Ltd., Class A	125,700	51,503
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,200	42,559
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	122,500	94,643
#	PAX Global Technology Ltd.	414,000	391,292
	PCI Technology Group Co. Ltd., Class A	71,280	60,724
*Ω	Peijia Medical Ltd.	122,000	195,026
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	93,200	39,126
	People.cn Co. Ltd., Class A	10,600	26,414
	People's Insurance Co. Group of China Ltd. , Class H	1,378,000	464,558
	Perfect World Co. Ltd., Class A	14,600	30,453
	PharmaBlock Sciences Nanjing, Inc., Class A	2,800	34,746
Ω	Pharmaron Beijing Co. Ltd., Class H	50,150	367,595
#	PhiChem Corp., Class A	22,700	61,778
*	Phoenix Media Investment Holdings Ltd.	466,000	20,832
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,595,985
*	Pinduoduo, Inc., ADR	8,138	797,361
	Ping An Bank Co. Ltd., Class A	262,300	584,660
*Ω	Ping An Healthcare & Technology Co. Ltd.	189,900	502,855
	Ping An Insurance Group Co. of China Ltd., Class H	1,644,000	12,770,102
*	PNC Process Systems Co. Ltd., Class A	12,100	69,223
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	202,028
	Poly Property Group Co. Ltd.	1,299,860	308,534
	Poly Property Services Co. Ltd., Class H	62,200	441,202
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,800,000	1,224,913
	Pou Sheng International Holdings Ltd.	1,282,687	153,650
	Power Construction Corp. of China Ltd., Class A	137,500	143,244
	Prinx Chengshan Holding Ltd.	89,500	76,584
	Proya Cosmetics Co. Ltd., Class A	3,080	75,374
*	Pujiang International Group Ltd.	62,000	4,841
*	PW Medtech Group Ltd.	223,000	18,011
*	Q Technology Group Co. Ltd.	298,000	201,974

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qianhe Condiment & Food Co. Ltd., Class A	15,048	$50,079
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	47,717
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	41,906
	Qingdao Gon Technology Co. Ltd., Class A	8,500	38,871
	Qingdao Haier Biomedical Co. Ltd., Class A	3,975	42,765
	Qingdao Hanhe Cable Co. Ltd., Class A	82,000	52,138
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	9,900	43,685
Ω	Qingdao Port International Co. Ltd., Class H	72,000	35,775
	Qingdao Rural Commercial Bank Corp., Class A	100,900	44,130
	Qingdao Sentury Tire Co. Ltd., Class A	7,100	31,156
	Qingdao TGOOD Electric Co. Ltd., Class A	17,100	43,231
	Qingdao Topscomm Communication, Inc., Class A	24,800	36,090
	Qingling Motors Co. Ltd., Class H	384,000	55,828
*	Qudian, Inc., Sponsored ADR	34,095	42,278
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	20,240
	Quectel Wireless Solutions Co. Ltd., Class A	3,800	62,910
	Radiance Holdings Group Co. Ltd.	320,000	167,385
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	44,838
*	Raisecom Technology Co. Ltd., Class A	6,400	6,789
*	Rastar Group, Class A	34,300	15,358
	Raytron Technology Co. Ltd., Class A	3,669	24,041
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	32,342
	Red Avenue New Materials Group Co. Ltd., Class A	4,800	23,864
Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	109,642
*Ω	Redco Properties Group Ltd.	630,000	123,646
*Ω	Remegen Co. Ltd., Class H	24,000	194,066
	Renhe Pharmacy Co. Ltd., Class A	57,900	55,108
	Renrui Human Resources Technology Holdings Ltd.	34,000	18,233
	Rianlon Corp., Class A	10,100	82,545
	Richinfo Technology Co. Ltd., Class A	9,000	24,423
*	Risen Energy Co. Ltd., Class A	14,900	75,253
*	RiseSun Real Estate Development Co. Ltd., Class A	237,103	77,380
	Riyue Heavy Industry Co. Ltd., Class A	9,600	34,216
	Road King Infrastructure Ltd.	91,000	45,229
	Rockchip Electronics Co. Ltd., Class A	2,300	25,851
	Rongan Property Co. Ltd., Class A	52,800	25,535
	Rongsheng Petrochemical Co. Ltd., Class A	202,020	397,135
*	Roshow Technology Co. Ltd., Class A	20,700	27,386
	Ruida Futures Co. Ltd., Class A	13,500	31,602
	Runjian Co. Ltd., Class A	6,400	43,380
	Sai Micro Electronics, Inc., Class A	21,510	52,194
	SAIC Motor Corp. Ltd., Class A	73,900	164,858
	Sailun Group Co. Ltd., Class A	46,900	69,694
	Sanan Optoelectronics Co. Ltd., Class A	31,700	88,848
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	36,880
	Sangfor Technologies, Inc., Class A	1,700	38,123
	Sanquan Food Co. Ltd., Class A	42,104	107,649
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	83,459
	Sansure Biotech, Inc., Class A	28,803	97,992
	Sany Heavy Equipment International Holdings Co. Ltd.	604,000	610,161
	Sany Heavy Industry Co. Ltd., Class A	44,600	116,025
	Satellite Chemical Co. Ltd., Class A	79,857	209,913
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	27,102
	Sealand Securities Co. Ltd., Class A	158,100	83,044
*	Seazen Group Ltd.	1,383,333	538,990
*	Seazen Holdings Co. Ltd., Class A	56,500	178,684
#	S-Enjoy Service Group Co. Ltd.	173,000	185,657
	SF Holding Co. Ltd., Class A	72,867	636,004
	SG Micro Corp., Class A	5,150	136,294

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Machinery Co. Ltd., Class A	51,220	$47,260
	Shandong Bohui Paper Industrial Co. Ltd., Class A	72,900	88,818
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	29,418	83,694
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	45,245
	Shandong Denghai Seeds Co. Ltd., Class A	6,800	20,894
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	51,600	99,964
Ω	Shandong Gold Mining Co. Ltd., Class H	207,500	400,180
	Shandong Head Group Co. Ltd., Class A	11,700	44,090
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	96,143
	Shandong Hi-speed Co. Ltd., Class A	35,300	31,083
*	Shandong Hi-Speed New Energy Group Ltd.	5,400,000	40,666
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	81,500	92,889
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	267,999
	Shandong Humon Smelting Co. Ltd., Class A	45,300	77,790
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,500	47,049
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	64,442
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	77,600	28,159
	Shandong Nanshan Aluminum Co. Ltd., Class A	199,800	107,182
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,427
	Shandong Pharmaceutical Glass Co. Ltd., Class A	17,400	74,626
	Shandong Publishing & Media Co. Ltd., Class A	47,900	45,516
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	142,088
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	855,600	1,422,332
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	87,600	73,801
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	233,900	109,499
	Shanghai AJ Group Co. Ltd., Class A	54,031	46,581
	Shanghai AtHub Co. Ltd., Class A	14,200	58,903
	Shanghai Bailian Group Co. Ltd., Class A	37,800	66,195
	Shanghai Baolong Automotive Corp., Class A	7,700	57,277
	Shanghai Baosight Software Co. Ltd., Class A	11,518	85,460
	Shanghai Belling Co. Ltd., Class A	24,200	68,724
	Shanghai Construction Group Co. Ltd., Class A	172,700	67,290
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	15,742
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	91,000	379,319
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	34,719
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	52,726
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	6,860	31,156
	Shanghai Gench Education Group Ltd.	34,500	17,470
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	81,148
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	53,283
	Shanghai Industrial Development Co. Ltd., Class A	57,300	30,857
	Shanghai Industrial Holdings Ltd.	252,000	339,633
	Shanghai Industrial Urban Development Group Ltd.	918,400	70,338
*	Shanghai International Airport Co. Ltd., Class A	3,900	35,037
	Shanghai International Port Group Co. Ltd., Class A	90,300	71,439
	Shanghai Jahwa United Co. Ltd., Class A	10,300	48,025
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,200	70,022
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	28,900	50,489
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	18,813
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	82,591
	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	35,403
#	Shanghai Liangxin Electrical Co. Ltd., Class A	25,500	54,826
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,900	30,850
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	57,996
	Shanghai M&G Stationery, Inc., Class A	9,400	74,832
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	33,657
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	42,516
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	984	30,651
	Shanghai Moons' Electric Co. Ltd., Class A	5,400	34,713

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pioneer Holding Ltd.	119,000	$33,610
	Shanghai Pret Composites Co. Ltd., Class A	9,300	25,370
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	47,186
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	294,477
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	14,860	122,016
	Shanghai QiFan Cable Co. Ltd., Class A	17,000	70,734
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	56,066
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	13,396
*	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	35,329
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	70,813
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	44,537
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	22,405
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	72,853
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	63,024
#	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	60,679
	Shanghai Weaver Network Co. Ltd., Class A	6,620	58,701
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	35,150
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	35,354
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	71,086
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	39,681	74,589
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	51,517
	Shanxi Coking Co. Ltd., Class A	102,580	87,842
	Shanxi Securities Co. Ltd., Class A	59,800	52,537
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	167,100	113,910
	Shanying International Holding Co. Ltd., Class A	183,800	68,654
*	Shengda Resources Co. Ltd., Class A	32,200	65,823
	Shenghe Resources Holding Co. Ltd., Class A	47,100	114,927
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	99,452
	Shenguan Holdings Group Ltd.	550,000	23,153
	Shengyi Technology Co. Ltd., Class A	38,000	91,078
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	38,261
	Shennan Circuits Co. Ltd., Class A	10,516	119,192
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	377,600	76,673
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,800	59,158
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	51,507
	Shenzhen Airport Co. Ltd., Class A	81,000	89,512
	Shenzhen Aisidi Co. Ltd., Class A	47,700	66,589
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	19,103
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	73,332
*	Shenzhen Center Power Tech Co. Ltd., Class A	9,700	27,311
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	33,316
	Shenzhen Changhong Technology Co. Ltd., Class A	9,600	32,594
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	26,133
*	Shenzhen Comix Group Co. Ltd., Class A	27,700	30,394
*	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	47,715
	Shenzhen Desay Battery Technology Co., Class A	13,225	93,477
	Shenzhen Dynanonic Co. Ltd., Class A	3,400	135,864
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	17,086
	Shenzhen Envicool Technology Co. Ltd., Class A	4,400	23,360
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	33,080	62,840
	Shenzhen Expressway Corp. Ltd., Class H	216,000	197,507
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	31,400	50,259
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	2,648	63,234
	Shenzhen Gas Corp. Ltd., Class A	60,600	64,469
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	31,005
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	81,741
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	59,225
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	51,400
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	30,719

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	$72,194
	Shenzhen Inovance Technology Co. Ltd., Class A	12,550	132,796
	Shenzhen International Holdings Ltd.	826,417	806,290
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	26,610
	Shenzhen Investment Ltd.	1,732,668	340,048
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	20,057
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	41,276
	Shenzhen Kaifa Technology Co. Ltd., Class A	24,300	41,961
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,660	30,890
	Shenzhen Kedali Industry Co. Ltd., Class A	3,900	87,381
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	62,502
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	3,200	27,611
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	30,007
	Shenzhen Leaguer Co. Ltd., Class A	28,773	37,097
	Shenzhen Megmeet Electrical Co. Ltd., Class A	18,300	76,848
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	50,273
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	652,611
*	Shenzhen MTC Co. Ltd., Class A	101,318	59,270
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	52,717
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	37,509
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	108,935
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	30,072
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,987	26,794
	Shenzhen SC New Energy Technology Corp., Class A	3,200	58,620
	Shenzhen SED Industry Co. Ltd., Class A	10,000	40,042
	Shenzhen Senior Technology Material Co. Ltd., Class A	21,543	74,601
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	32,580
	Shenzhen Sunlord Electronics Co. Ltd., Class A	16,800	71,534
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	32,791
#	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	78,589
	Shenzhen Sunway Communication Co. Ltd., Class A	34,600	89,882
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	85,837
	Shenzhen Topband Co. Ltd., Class A	35,000	63,220
	Shenzhen Transsion Holdings Co. Ltd., Class A	10,853	137,734
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	20,344
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	51,265
*	Shenzhen World Union Group, Inc., Class A	101,200	48,401
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	53,503
	Shenzhen Yinghe Technology Co. Ltd., Class A	15,900	47,656
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	24,208
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	94,427
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	46,452
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	92,353
	Shenzhou International Group Holdings Ltd.	127,500	1,605,686
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	42,066
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,113	90,977
*††	Shimao Group Holdings Ltd.	426,356	90,125
	Shinghwa Advanced Material Group Co. Ltd., Class A	6,400	98,172
	Shinva Medical Instrument Co. Ltd., Class A	8,300	30,631
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	40,272
	Shui On Land Ltd.	1,869,521	253,211
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	49,916
*	Sichuan Development Lomon Co. Ltd., Class A	60,100	102,418
	Sichuan Expressway Co. Ltd., Class H	284,000	68,861
	Sichuan Furong Technology Co. Ltd., Class A	8,900	21,325
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	42,270
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	134,359
	Sichuan Hexie Shuangma Co. Ltd., Class A	11,300	43,939
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	14,358

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	$103,562
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	55,140
*	Sichuan New Energy Power Co. Ltd.	29,200	85,870
	Sichuan Road & Bridge Group Co. Ltd., Class A	102,200	177,718
	Sichuan Teway Food Group Co. Ltd., Class A	5,400	21,197
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	16,811
	Sichuan Yahua Industrial Group Co. Ltd., Class A	31,200	119,650
	Sieyuan Electric Co. Ltd., Class A	10,700	69,167
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	250,192
*	SIM Technology Group Ltd.	348,000	12,874
Ω	Simcere Pharmaceutical Group Ltd.	264,000	365,981
	Sino Biopharmaceutical Ltd.	2,379,000	1,384,310
	Sino Wealth Electronic Ltd., Class A	11,514	72,208
	Sinocare, Inc., Class A	8,200	44,303
	Sinochem International Corp., Class A	81,480	86,286
	Sinofert Holdings Ltd.	1,130,000	155,922
	Sinofibers Technology Co. Ltd., Class A	4,500	38,319
	Sinolink Securities Co. Ltd., Class A	56,400	82,634
*	Sinolink Worldwide Holdings Ltd.	1,274,400	29,904
	Sinoma International Engineering Co., Class A	64,600	87,699
	Sinoma Science & Technology Co. Ltd., Class A	47,214	174,120
	Sinomach Automobile Co. Ltd., Class A	22,300	31,402
	Sino-Ocean Group Holding Ltd.	1,607,503	241,947
	Sinopec Kantons Holdings Ltd.	548,000	194,586
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	285,244
	Sinopharm Group Co. Ltd., Class H	662,400	1,623,537
	Sino-Platinum Metals Co. Ltd., Class A	28,678	70,328
	Sinoseal Holding Co. Ltd., Class A	7,200	44,489
	Sinosoft Co. Ltd., Class A	11,300	51,533
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	43,787
#	Sinotrans Ltd., Class H	1,128,000	389,102
	Sinotruk Hong Kong Ltd.	479,000	828,167
*	Skshu Paint Co. Ltd., Class A	1,200	22,066
	Skyworth Digital Co. Ltd., Class A	20,500	46,461
	Skyworth Group Ltd.	831,476	532,667
	Sobute New Materials Co. Ltd., Class A	21,600	53,081
*	SOHO China Ltd.	1,086,412	210,485
*	Sohu.com Ltd., ADR	4,233	68,236
	Solargiga Energy Holdings Ltd.	800,000	28,542
	Songcheng Performance Development Co. Ltd., Class A	19,200	41,447
#	Sonoscape Medical Corp., Class A	5,730	43,106
	SooChow Securities Co. Ltd., Class A	85,410	90,057
*	South Manganese Investment Ltd.	474,000	44,302
	Southwest Securities Co. Ltd., Class A	116,000	68,732
#*	SPT Energy Group, Inc.	484,000	16,423
	SSY Group Ltd.	879,719	547,271
	State Grid Information & Communication Co. Ltd., Class A	20,700	52,034
*	STO Express Co. Ltd., Class A	56,500	87,639
	Sumavision Technologies Co. Ltd., Class A	57,800	44,530
	Sun Art Retail Group Ltd.	1,384,500	559,173
*	Sun King Technology Group Ltd.	470,000	126,351
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	102,097
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	20,035
	Sungrow Power Supply Co. Ltd., Class A	1,800	34,850
	Suning Universal Co. Ltd., Class A	121,700	59,168
*	Suning.com Co. Ltd., Class A	80,800	26,736
	Sunny Optical Technology Group Co. Ltd.	186,100	2,511,817
	Sunresin New Materials Co. Ltd., Class A	3,620	46,931
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	2,124

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	$30,697
*	Sunwave Communications Co. Ltd., Class A	15,500	12,060
	Sunwoda Electronic Co. Ltd., Class A	22,500	78,788
	Suofeiya Home Collection Co. Ltd., Class A	13,820	42,992
	Suplet Power Co. Ltd., Class A	9,100	53,809
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	47,277
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	188,692
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	76,143
	Suzhou Good-Ark Electronics Co. Ltd., Class A	30,500	69,988
	Suzhou Maxwell Technologies Co. Ltd., Class A	400	26,349
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	20,115
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,800	32,415
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	13,300	125,528
	Suzhou TFC Optical Communication Co. Ltd., Class A	13,840	58,396
	SY Holdings Group Ltd.	120,000	100,057
	Symphony Holdings Ltd.	690,000	75,767
*	SYoung Group Co. Ltd., Class A	17,800	35,070
	Taiji Computer Corp. Ltd., Class A	10,879	59,693
*	Talkweb Information System Co. Ltd., Class A	49,000	51,059
*	Tangrenshen Group Co. Ltd., Class A	38,700	44,905
	TangShan Port Group Co. Ltd., Class A	250,030	105,611
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	116,963
	Tansun Technology Co. Ltd., Class A	11,500	23,766
	TCL Electronics Holdings Ltd.	582,666	265,657
	TCL Technology Group Corp., Class A	340,600	212,423
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,900	289,494
*	Tech-Bank Food Co. Ltd., Class A	47,700	43,508
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	52,305
	Ten Pao Group Holdings Ltd.	172,000	30,812
	Tencent Holdings Ltd.	995,600	48,514,502
*	Tencent Music Entertainment Group, ADR	164,680	1,381,665
	Tenfu Cayman Holdings Co. Ltd.	66,000	41,438
	Three's Co. Media Group Co. Ltd., Class A	3,618	57,216
	Thunder Software Technology Co. Ltd., Class A	3,200	52,240
	Tian An China Investment Co. Ltd.	209,000	106,839
	Tian Di Science & Technology Co. Ltd., Class A	90,900	71,923
Ω	Tian Ge Interactive Holdings Ltd.	204,000	15,074
	Tian Lun Gas Holdings Ltd.	55,000	34,155
*††	Tian Shan Development Holding Ltd.	114,000	10,741
	Tiande Chemical Holdings Ltd.	252,000	76,292
	Tiangong International Co. Ltd.	918,000	392,243
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	59,253
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	55,131
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	53,800	49,845
	Tianjin Development Holdings Ltd.	186,000	38,469
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	34,309
	Tianjin Port Development Holdings Ltd.	1,068,000	87,151
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	54,928
	Tianjin Teda Co. Ltd., Class A	79,200	48,409
	Tianma Microelectronics Co. Ltd., Class A	52,549	73,538
	Tianneng Power International Ltd.	396,000	586,883
	Tianshan Aluminum Group Co. Ltd., Class A	83,187	111,397
	Tianshui Huatian Technology Co. Ltd., Class A	67,702	89,732
*††	Tianyun International Holdings Ltd.	188,000	32,018
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	17,214
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	46,109
*	Tibet Summit Resources Co. Ltd., Class A	27,500	98,890
	Tibet Tianlu Co. Ltd., Class A	26,700	19,011
	Tingyi Cayman Islands Holding Corp.	636,000	1,058,057

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	$59,585
	TK Group Holdings Ltd.	102,000	21,030
	Tofflon Science & Technology Group Co. Ltd., Class A	16,800	68,418
	Toly Bread Co. Ltd., Class A	33,434	82,947
	Tomson Group Ltd.	236,385	51,794
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	264,965
*	Tongcheng Travel Holdings Ltd.	470,800	1,066,743
*	Tongdao Liepin Group	74,600	102,300
*	TongFu Microelectronics Co. Ltd., Class A	40,700	110,977
*	Tongguan Gold Group Ltd.	230,000	12,475
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	81,046
	Tongkun Group Co. Ltd., Class A	40,500	94,414
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	44,543
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	138,191
	Tongwei Co. Ltd., Class A	91,079	571,294
	Tongyu Communication, Inc., Class A	9,300	16,272
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	44,682
	Top Spring International Holdings Ltd.	95,000	13,761
*	Topchoice Medical Corp., Class A	4,200	101,329
#	Topsec Technologies Group, Inc., Class A	45,000	74,001
Ω	Topsports International Holdings Ltd.	781,000	735,907
	Towngas Smart Energy Co. Ltd.	351,996	182,944
*	TPV Technology Co. Ltd., Class A	221,100	68,828
	Transfar Zhilian Co. Ltd., Class A	99,800	89,432
	TravelSky Technology Ltd., Class H	352,500	732,690
*	Trigiant Group Ltd.	420,000	21,223
	Trina Solar Co. Ltd., Class A	9,573	101,671
*	Trip.com Group Ltd., ADR	47,990	1,764,112
*	Trip.com Group Ltd.	22,350	822,154
	TRS Information Technology Corp. Ltd., Class A	28,100	69,310
#	Truking Technology Ltd., Class A	19,400	47,226
	Truly International Holdings Ltd.	1,177,140	205,067
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	11,726
*	Tuniu Corp., Sponsored ADR	18,924	45,228
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	22,546
	UE Furniture Co. Ltd., Class A	7,900	12,478
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,179	152,750
	Unilumin Group Co. Ltd., Class A	33,600	30,069
	Uni-President China Holdings Ltd.	843,966	811,930
	Unisplendour Corp. Ltd., Class A	41,740	142,584
	United Strength Power Holdings Ltd.	41,000	40,959
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	53,496
	Valiant Co. Ltd., Class A	36,000	93,813
	Vatti Corp. Ltd., Class A	25,800	22,749
*Ω	Venus MedTech Hangzhou, Inc., Class H	41,500	80,989
	Victory Giant Technology Huizhou Co. Ltd., Class A	39,400	83,213
	Vinda International Holdings Ltd.	237,000	654,060
*	Viomi Technology Co. Ltd., ADR	12,995	19,103
*	Vipshop Holdings Ltd., ADR	191,840	2,967,765
	Visual China Group Co. Ltd., Class A	22,300	50,617
*Ω	Viva Biotech Holdings	368,500	87,674
	Walvax Biotechnology Co. Ltd., Class A	6,800	40,362
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	21,700	29,509
	Wangfujing Group Co. Ltd., Class A	19,100	80,220
	Wangneng Environment Co. Ltd., Class A	18,508	51,975
	Wangsu Science & Technology Co. Ltd., Class A	85,900	73,852
	Wanguo International Mining Group Ltd.	136,000	34,510
	Wanhua Chemical Group Co. Ltd., Class A	63,980	917,917
	Want Want China Holdings Ltd.	1,658,000	1,079,855

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	49,720	$38,767
	Wasion Holdings Ltd.	244,000	89,548
	Wasu Media Holding Co. Ltd., Class A	70,000	80,069
*	Weibo Corp., Sponsored ADR	27,414	623,669
*	Weibo Corp., Class A	2,280	51,548
	Weichai Power Co. Ltd., Class H	623,120	940,965
	Weifu High-Technology Group Co. Ltd., Class A	15,200	42,061
	Weihai Guangwei Composites Co. Ltd., Class A	7,900	84,550
	Weiqiao Textile Co., Class H	205,500	41,950
*	Wellhope Foods Co. Ltd., Class A	33,300	61,881
	Wens Foodstuffs Group Co. Ltd., Class A	22,300	66,615
	Western Securities Co. Ltd., Class A	77,804	76,666
	Western Superconducting Technologies Co. Ltd., Class A	5,994	87,511
	Wharf Holdings Ltd.	282,000	734,647
	Will Semiconductor Co. Ltd., Class A	6,885	96,571
#*	WiMi Hologram Cloud, Inc., (GO)	27,292	39,300
	Wingtech Technology Co. Ltd., Class A	16,800	146,265
	Winning Health Technology Group Co. Ltd., Class A	25,900	41,642
*	Wison Engineering Services Co. Ltd.	106,000	7,455
	Wolong Electric Group Co. Ltd., Class A	38,600	77,809
	WPG Shanghai Smart Water PCL, Class A	7,600	9,299
	Wuhan DR Laser Technology Corp. Ltd., Class A	800	16,859
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	25,077
	Wuhan Guide Infrared Co. Ltd., Class A	35,476	62,024
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	15,774
	Wuhu Token Science Co. Ltd., Class A	126,878	123,579
	Wuling Motors Holdings Ltd.	280,000	32,998
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	57,545
	Wushang Group Co. Ltd., Class A	20,700	33,680
Ω	WuXi AppTec Co. Ltd., Class H	69,660	905,164
	Wuxi Boton Technology Co. Ltd., Class A	16,200	34,296
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	19,112
	Wuxi NCE Power Co. Ltd., Class A	4,760	62,604
	Wuxi Shangji Automation Co. Ltd., Class A	8,040	136,622
	Wuxi Taiji Industry Co. Ltd., Class A	92,500	73,998
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	34,577
	XCMG Construction Machinery Co. Ltd., Class A	131,500	113,547
*	XGD, Inc., Class A	31,476	62,827
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	313,947
	Xiamen C & D, Inc., Class A	32,600	64,188
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	24,315
	Xiamen Faratronic Co. Ltd., Class A	3,100	82,540
	Xiamen International Airport Co. Ltd., Class A	5,782	14,932
#	Xiamen Intretech, Inc., Class A	25,350	72,605
	Xiamen ITG Group Corp. Ltd., Class A	100,500	116,049
*	Xiamen Jihong Technology Co. Ltd., Class A	18,000	42,466
	Xiamen Kingdomway Group Co., Class A	29,700	89,780
	Xiamen Tungsten Co. Ltd., Class A	20,300	66,860
	Xiamen Xiangyu Co. Ltd., Class A	73,000	119,081
	Xi'an Triangle Defense Co. Ltd., Class A	10,800	62,513
	Xiandai Investment Co. Ltd., Class A	36,400	23,157
	Xianhe Co. Ltd., Class A	9,500	45,040
*Ω	Xiaomi Corp., Class B	2,053,400	3,396,835
	Xilinmen Furniture Co. Ltd., Class A	14,600	69,955
*	Xinchen China Power Holdings Ltd.	432,000	21,315
	Xinfengming Group Co. Ltd., Class A	73,200	135,490
	Xingda International Holdings Ltd.	483,454	100,507
	Xingfa Aluminium Holdings Ltd.	49,000	57,267
*	Xinhu Zhongbao Co. Ltd., Class A	162,000	64,157

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	230,000	$167,657
	Xinhuanet Co. Ltd., Class A	11,400	31,806
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,300	22,130
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	298,258	304,726
	Xinjiang Tianshan Cement Co. Ltd., Class A	44,221	59,469
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	41,584
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	19,600	22,283
	Xinte Energy Co. Ltd., Class H	253,200	530,961
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	36,473
	Xinxiang Richful Lube Additive Co. Ltd., Class A	1,200	23,070
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	168,599	95,852
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	67,100	125,445
	Xinyi Energy Holdings Ltd.	997,552	367,021
	Xinyi Solar Holdings Ltd.	1,698,283	2,209,403
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	85,486
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	40,285
	Xtep International Holdings Ltd.	851,826	1,135,790
	Xuji Electric Co. Ltd., Class A	14,300	47,802
*	Xunlei Ltd., ADR	30,350	63,735
Ω	Yadea Group Holdings Ltd.	462,000	1,053,294
*	YaGuang Technology Group Co. Ltd., Class A	35,500	36,986
*	Yanchang Petroleum International Ltd.	3,460,000	27,539
	Yangling Metron New Material, Inc., Class A	8,500	68,494
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	55,000	104,630
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	83,041
	Yankershop Food Co. Ltd., Class A	4,200	73,400
	Yantai China Pet Foods Co. Ltd., Class A	8,500	29,795
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	27,500	76,453
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	42,161
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	19,800	95,282
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	28,461
	Yantai Tayho Advanced Materials Co. Ltd., Class A	36,300	144,145
	Yantai Zhenghai Bio-tech Co. Ltd.	4,800	34,641
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	52,974
*	Yashili International Holdings Ltd.	520,000	74,209
	Yealink Network Technology Corp. Ltd., Class A	11,000	99,764
	YGSOFT, Inc., Class A	42,864	52,376
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	52,580
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	164,468
*	Yida China Holdings Ltd.	36,000	2,242
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,590	114,387
	Yihai International Holding Ltd.	186,000	661,873
	Yijiahe Technology Co. Ltd., Class A	6,660	39,470
	Yintai Gold Co. Ltd., Class A	41,380	76,675
	Yip's Chemical Holdings Ltd.	88,000	37,422
#*	Yiren Digital Ltd., Sponsored ADR	34,424	113,255
*Ω	Yixin Group Ltd.	573,000	78,512
	Yixintang Pharmaceutical Group Co. Ltd., Class A	24,100	108,729
	YongXing Special Materials Technology Co. Ltd., Class A	8,230	138,943
	Yotrio Group Co. Ltd., Class A	68,400	37,213
	Youngor Group Co. Ltd., Class A	82,400	79,037
*	Youngy Co. Ltd., Class A	4,800	81,328
*	Youzu Interactive Co. Ltd., Class A	28,800	46,569
	YTO Express Group Co. Ltd., Class A	45,100	140,418
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	18,956	48,274
	Yuexiu Property Co. Ltd.	797,058	1,159,487
	Yuexiu Transport Infrastructure Ltd.	348,752	206,376
	Yum China Holdings, Inc.	107,507	6,595,247
	Yunda Holding Co. Ltd., Class A	61,892	135,772

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Aluminium Co. Ltd., Class A	101,700	$203,781
	Yunnan Baiyao Group Co. Ltd., Class A	5,798	49,392
	Yunnan Copper Co. Ltd., Class A	45,300	88,745
	Yunnan Energy New Material Co. Ltd., Class A	8,652	200,913
	Yunnan Tin Co. Ltd., Class A	50,800	114,835
	Yusys Technologies Co. Ltd., Class A	21,900	51,205
	Yutong Bus Co. Ltd., Class A	39,400	48,541
	ZBOM Home Collection Co. Ltd., Class A	10,530	47,340
	Zepp Health Corp., ADR	1,600	3,312
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	166,093
*	Zhaojin Mining Industry Co. Ltd., Class H	579,500	666,895
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	9,100	32,407
	Zhefu Holding Group Co. Ltd., Class A	146,600	89,560
*	Zhejiang Century Huatong Group Co. Ltd., Class A	137,400	80,998
	Zhejiang China Commodities City Group Co. Ltd., Class A	117,400	88,850
	Zhejiang Chint Electrics Co. Ltd., Class A	37,600	179,674
	Zhejiang Communications Technology Co. Ltd.	72,000	62,096
	Zhejiang Crystal-Optech Co. Ltd., Class A	29,600	55,697
	Zhejiang Dahua Technology Co. Ltd., Class A	61,900	116,376
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	63,506
#	Zhejiang Expressway Co. Ltd., Class H	522,000	450,762
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	25,800	57,017
	Zhejiang Hailiang Co. Ltd., Class A	42,600	78,824
	Zhejiang HangKe Technology, Inc.Co., Class A	6,620	49,628
	Zhejiang Hangmin Co. Ltd., Class A	25,400	27,910
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	55,575
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	46,507
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	18,910	60,085
	Zhejiang Huayou Cobalt Co. Ltd., Class A	18,340	179,462
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	81,365
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	18,433
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	48,458
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	47,693
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	10,400	106,373
*	Zhejiang Jingu Co. Ltd., Class A	31,000	30,877
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	74,569
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,900	58,366
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	15,800	39,991
	Zhejiang Juhua Co. Ltd., Class A	19,500	47,921
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	46,607
	Zhejiang Medicine Co. Ltd., Class A	41,500	76,941
	Zhejiang Meida Industrial Co. Ltd., Class A	35,200	61,552
*	Zhejiang Narada Power Source Co. Ltd., Class A	7,800	27,484
	Zhejiang NHU Co. Ltd., Class A	55,176	159,382
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	64,118
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	6,400	24,808
	Zhejiang Runtu Co. Ltd., Class A	45,300	50,222
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	90,670
	Zhejiang Semir Garment Co. Ltd., Class A	126,100	103,482
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	47,238
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	12,040	39,346
	Zhejiang Supor Co. Ltd., Class A	12,600	96,559
	Zhejiang Tiantie Industry Co. Ltd., Class A	22,480	42,092
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	28,158
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	74,323
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	54,707
	Zhejiang Wanma Co. Ltd., Class A	37,600	51,471
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	27,394	79,054
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,400	89,482

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Windey Co. Ltd., Class A	24,310	$60,681
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	65,213
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	111,147
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	17,032
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	23,611
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	59,148
	Zhejiang Yongtai Technology Co. Ltd., Class A	16,300	59,104
	Zhende Medical Co. Ltd., Class A	10,200	57,500
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	158,010
	Zheshang Securities Co. Ltd., Class A	45,000	71,144
*	Zhong An Group Ltd.	906,000	28,395
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	275,700	918,892
	Zhongji Innolight Co. Ltd., Class A	10,900	47,110
	Zhongjin Gold Corp. Ltd., Class A	95,500	122,486
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	76,743
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	34,125
	Zhongsheng Group Holdings Ltd.	248,000	1,403,230
*	Zhongtian Financial Group Co. Ltd., Class A	321,400	67,119
	Zhongyu Energy Holdings Ltd.	283,455	204,192
Ω	Zhou Hei Ya International Holdings Co. Ltd.	393,000	215,839
*	Zhuguang Holdings Group Co. Ltd.	344,000	34,708
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	12,250
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	48,035
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	34,600	38,603
	Zhuzhou CRRC Times Electric Co. Ltd.	79,850	425,389
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	70,187
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	146,036
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	91,425
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	373,800	207,939
	ZTE Corp., Class H	263,120	635,442
	ZTO Express Cayman, Inc., ADR	66,700	1,901,617
	ZTO Express Cayman, Inc.	7,650	217,800
TOTAL CHINA			455,333,106
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	314,764	13,867
	Banco de Bogota SA	13,416	101,776
	Bancolombia SA, Sponsored ADR	7,230	218,707
	Bancolombia SA	20,965	188,545
	Bolsa de Valores de Colombia	3,425	5,216
	Celsia SA ESP	146,373	81,510
	Cementos Argos SA	58,331	40,141
*	CEMEX Latam Holdings SA	49,384	58,173
*	Corp. Financiera Colombiana SA	26,596	91,143
	Ecopetrol SA	474,398	271,185
	Grupo de Inversiones Suramericana SA	9,419	82,509
	Grupo Energia Bogota SA ESP	208,777	70,203
	Interconexion Electrica SA ESP	42,070	171,559
	Mineros SA	75,622	37,090
	Promigas SA ESP	7,608	7,414
TOTAL COLOMBIA			1,439,038
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	433,841
Ω	Moneta Money Bank AS	112,388	414,912
TOTAL CZECH REPUBLIC			848,753

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	335,066	$543,398
*	Egyptian Financial Group-Hermes Holding Co.,GDR	12,263	13,485
TOTAL EGYPT			556,883
GREECE — (0.4%)
*	Aegean Airlines SA	17,670	125,367
*	Alpha Services & Holdings SA	264,704	360,655
	Athens Water Supply & Sewage Co. SA	14,835	113,083
	Autohellas Tourist & Trading SA	10,750	120,609
	Bank of Greece	9,302	174,751
	ElvalHalcor SA	30,835	58,296
	Entersoft SA Software Development & Related Services Co.	1,976	8,971
	Epsilon Net SA	6,513	47,582
*	Eurobank Ergasias Services & Holdings SA, Class A	487,934	662,063
*††	FF Group	11,777	0
	Fourlis Holdings SA	22,299	88,261
	GEK Terna Holding Real Estate Construction SA	24,768	336,368
	Hellenic Energy Holdings SA	21,611	182,436
	Hellenic Exchanges - Athens Stock Exchange SA	12,039	49,959
	Hellenic Telecommunications Organization SA	38,831	612,141
	Holding Co. ADMIE IPTO SA	35,459	76,764
	Intracom Holdings SA	17,381	34,363
*	Intracom SA Technical & Steel Constructions	4,985	8,480
	JUMBO SA	18,507	332,343
	Kri-Kri Milk Industry SA	1,705	11,511
*	LAMDA Development SA	30,571	209,078
	Motor Oil Hellas Corinth Refineries SA	19,763	482,964
	Mytilineos SA	14,552	376,461
*	National Bank of Greece SA	53,914	256,342
*	Piraeus Financial Holdings SA	120,049	248,631
	Piraeus Port Authority SA	3,226	60,789
	Quest Holdings SA	10,452	59,956
	Sarantis SA	10,068	84,261
	Terna Energy SA	12,406	270,456
	Thrace Plastics Holding & Co.	13,940	66,670
TOTAL GREECE			5,519,611
HONG KONG — (0.0%)
#*††	Anxin-China Holdings Ltd.	784,000	0
*††	C Fiber Optic	396,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	CTEG	882,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	112,000	0
*	Kai Yuan Holdings Ltd.	1,320,000	3,702
*††	Karce Co. Ltd.	134,000	0
*	Tongda Group Holdings Ltd.	2,954,999	48,366
*††	Untrade.Lumena Newmat	23,400	0
*††	Youyuan International Holdings Ltd.	136,920	0
TOTAL HONG KONG			52,068
HUNGARY — (0.1%)
	4iG Nyrt	18,019	35,198
	Magyar Telekom Telecommunications PLC	141,303	150,122
	MASTERPLAST Nyrt	1,200	12,050
	MOL Hungarian Oil & Gas PLC	149,325	1,115,925
*	Opus Global Nyrt	113,275	40,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	OTP Bank Nyrt	17,716	$533,809
TOTAL HUNGARY			1,887,358
INDIA — (14.2%)
	360 ONE WAM Ltd.	15,431	345,846
*	3i Infotech Ltd.	36,203	16,897
	3M India Ltd.	211	59,729
*	63 Moons Technologies Ltd.	12,877	25,828
	Aarti Industries Ltd.	57,016	376,584
*	Aarti Pharmalabs Ltd.	14,254	47,645
*	Aavas Financiers Ltd.	4,635	102,851
	ABB India Ltd.	5,992	209,299
	Abbott India Ltd.	173	44,221
	Action Construction Equipment Ltd.	17,387	71,260
*	Adani Green Energy Ltd.	15,924	238,975
	Adani Ports & Special Economic Zone Ltd.	86,877	653,259
	Adani Total Gas Ltd.	32,470	838,830
*	Adani Transmission Ltd.	39,088	844,013
	ADF Foods Ltd.	4,598	43,002
*	Aditya Birla Capital Ltd.	224,046	387,808
	Advanced Enzyme Technologies Ltd.	19,244	65,923
	Aegis Logistics Ltd.	72,228	336,495
*	Affle India Ltd.	3,312	44,988
	AGI Greenpac Ltd.	11,808	47,356
	Agro Tech Foods Ltd.	3,238	35,883
	Ahluwalia Contracts India Ltd.	14,434	89,371
	AIA Engineering Ltd.	17,125	574,631
	Ajanta Pharma Ltd.	20,501	303,371
	Akzo Nobel India Ltd.	4,369	120,194
	Alembic Ltd.	38,303	32,377
	Alembic Pharmaceuticals Ltd.	33,619	221,922
	Alkyl Amines Chemicals	4,697	150,131
	Allcargo Logistics Ltd.	41,140	210,759
*	Alok Industries Ltd.	422,420	70,128
	Amara Raja Batteries Ltd.	53,153	371,865
*	Amber Enterprises India Ltd.	3,202	74,849
	Amrutanjan Health Care Ltd.	6,756	59,713
	Anant Raj Ltd.	55,047	75,547
	Andhra Paper Ltd.	2,056	11,392
#	Andhra Sugars Ltd.	35,170	56,494
	Angel One Ltd.	10,675	163,385
	Apar Industries Ltd.	9,235	190,987
	Apcotex Industries Ltd.	8,905	45,544
	APL Apollo Tubes Ltd.	37,205	525,345
	Apollo Tyres Ltd.	228,762	901,211
*	Arvind Fashions Ltd.	23,253	91,582
*	Arvind Ltd.	87,072	90,414
*	Arvind SmartSpaces Ltd.	3,774	13,537
	Asahi India Glass Ltd.	25,092	157,567
	Ashiana Housing Ltd.	14,599	25,165
	Ashok Leyland Ltd.	223,096	408,980
*	Ashoka Buildcon Ltd.	87,239	88,771
	Asian Granito India Ltd.	47,563	26,734
	Asian Paints Ltd.	63,631	2,128,157
	Astec Lifesciences Ltd.	2,277	38,904
	Astral Ltd.	20,253	511,140
	AstraZeneca Pharma India Ltd.	1,609	66,129
	Atul Ltd.	7,028	615,193
Ω	AU Small Finance Bank Ltd.	35,290	268,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	AurionPro Solutions Ltd.	1,948	$8,509
	Automotive Axles Ltd.	1,880	58,248
	Avanti Feeds Ltd.	25,345	119,326
*Ω	Avenue Supermarts Ltd.	11,379	489,918
	Axis Bank Ltd.	545,735	5,833,001
	Bajaj Auto Ltd.	14,542	681,743
	Bajaj Consumer Care Ltd.	43,626	91,008
	Bajaj Finance Ltd.	34,937	2,524,511
	Bajaj Finserv Ltd.	35,520	585,929
*	Bajaj Hindusthan Sugar Ltd.	432,055	79,251
	Bajaj Holdings & Investment Ltd.	7,492	540,161
#	Balaji Amines Ltd.	4,328	126,792
	Balkrishna Industries Ltd.	25,019	680,943
	Balmer Lawrie & Co. Ltd.	37,385	54,899
	Balrampur Chini Mills Ltd.	70,130	324,964
	Banco Products India Ltd.	7,680	18,869
*Ω	Bandhan Bank Ltd.	141,251	423,715
	Bank of Baroda	222,888	461,498
	Bank of India	226,125	232,014
	Bank of Maharashtra	237,781	89,696
	Bannari Amman Sugars Ltd.	1,587	53,594
	BASF India Ltd.	4,643	139,713
	Bata India Ltd.	17,976	336,032
	BEML Ltd.	8,125	37,184
	Berger Paints India Ltd.	51,050	345,629
*	BF Utilities Ltd.	5,676	25,682
	Bhansali Engineering Polymers Ltd.	37,574	49,327
	Bharat Bijlee Ltd.	1,695	53,107
	Bharat Forge Ltd.	68,252	733,168
	Bharat Petroleum Corp. Ltd.	138,422	581,913
	Bharat Rasayan Ltd.	436	49,525
	Bharti Airtel Ltd.	517,353	4,879,297
	Biocon Ltd.	98,323	284,012
	Birlasoft Ltd.	70,930	263,790
*	Black Box Ltd.	9,130	14,114
	BLS International Services Ltd.	31,868	71,718
	Blue Dart Express Ltd.	1,912	146,837
	Blue Star Ltd.	18,409	277,419
	Bodal Chemicals Ltd.	32,546	28,484
	Bombay Burmah Trading Co.	14,764	160,037
*	Borosil Ltd.	7,671	33,658
*	Borosil Renewables Ltd.	22,024	129,321
	Bosch Ltd.	1,096	229,890
	Brigade Enterprises Ltd.	52,909	296,699
	Britannia Industries Ltd.	20,607	1,090,955
	BSE Ltd.	34,550	217,278
*	Camlin Fine Sciences Ltd.	32,194	61,988
#	Can Fin Homes Ltd.	39,938	277,684
	Canara Bank	100,441	375,494
*	Capacit'e Infraprojects Ltd.	12,709	23,266
#	Carborundum Universal Ltd.	41,823	493,920
	Care Ratings Ltd.	10,849	81,388
	Castrol India Ltd.	148,816	215,129
	CCL Products India Ltd.	41,644	276,036
	Ceat Ltd.	16,297	312,885
*	Central Bank of India Ltd.	285,564	105,754
	Central Depository Services India Ltd.	21,603	276,893
	Century Enka Ltd.	9,604	48,244
	Century Plyboards India Ltd.	25,804	163,954

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries Ltd.	22,804	$196,981
	Cera Sanitaryware Ltd.	1,761	113,366
*	CG Power & Industrial Solutions Ltd.	227,965	842,798
	Chambal Fertilisers & Chemicals Ltd.	114,070	440,152
	Chennai Petroleum Corp. Ltd.	20,061	61,205
††	Chennai Super Kings Cricket Ltd.	130,176	670
	Cholamandalam Financial Holdings Ltd.	49,844	362,795
	Cholamandalam Investment & Finance Co. Ltd.	123,559	1,074,032
	Cigniti Technologies Ltd.	6,994	51,581
	City Union Bank Ltd.	196,219	381,067
*	Clariant Chemicals India Ltd.	7,185	29,271
#	Coforge Ltd.	12,362	666,934
	Colgate-Palmolive India Ltd.	30,342	540,960
	Computer Age Management Services Ltd.	11,745	327,724
	Container Corp. of India Ltd.	65,725	508,234
	Coromandel International Ltd.	59,991	658,333
	Cosmo First Ltd.	9,206	80,109
*	CreditAccess Grameen Ltd.	26,237	277,311
	CRISIL Ltd.	7,019	270,217
	Crompton Greaves Consumer Electricals Ltd.	86,954	351,706
*	CSB Bank Ltd.	34,895	106,624
	Cummins India Ltd.	28,967	509,596
	Cyient Ltd.	27,207	294,780
*	D B Realty Ltd.	41,589	38,487
	Dabur India Ltd.	95,166	647,756
	Dalmia Bharat Sugar & Industries Ltd.	11,130	48,655
	DB Corp. Ltd.	34,520	51,808
	DCB Bank Ltd.	151,474	214,630
	DCM Shriram Ltd.	19,412	206,214
	DCW Ltd.	83,262	49,351
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	270,505
	Deepak Nitrite Ltd.	24,478	563,325
*	DEN Networks Ltd.	103,396	40,545
*	Dhampur Bio Organics Ltd.	26,038	51,893
	Dhampur Sugar Mills Ltd.	26,038	72,493
*	Dhani Services Ltd.	83,701	34,894
	Dhanuka Agritech Ltd.	7,493	62,306
Ω	Dilip Buildcon Ltd.	22,705	59,588
*	Dish TV India Ltd.	920,879	181,448
*	Dishman Carbogen Amcis Ltd.	29,525	30,738
	Divi's Laboratories Ltd.	28,358	1,154,943
	Dixon Technologies India Ltd.	13,472	443,137
	DLF Ltd.	89,747	392,142
	Dollar Industries Ltd.	4,718	22,930
Ω	Dr Lal PathLabs Ltd.	15,316	394,860
*	Dredging Corp. of India Ltd.	9,804	43,904
	Dwarikesh Sugar Industries Ltd.	48,045	54,772
	Dynamatic Technologies Ltd.	1,424	42,915
	eClerx Services Ltd.	13,676	242,278
	Edelweiss Financial Services Ltd.	245,480	201,013
	Eicher Motors Ltd.	22,241	892,802
	EID Parry India Ltd.	50,617	339,381
#*	EIH Associated Hotels	5,499	26,439
*	EIH Ltd.	62,367	124,601
	Electrosteel Castings Ltd.	224,823	101,375
	Elgi Equipments Ltd.	54,064	252,273
	Emami Ltd.	86,856	468,215
Ω	Endurance Technologies Ltd.	12,236	219,571
	Engineers India Ltd.	168,805	181,765

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EPL Ltd.	57,101	$109,368
*Ω	Equitas Small Finance Bank Ltd.	170,899	114,411
Ω	Eris Lifesciences Ltd.	16,152	120,563
	ESAB India Ltd.	1,718	81,928
	Escorts Kubota Ltd.	14,835	380,746
*	Eveready Industries India Ltd.	9,038	38,010
	Everest Industries Ltd.	4,404	39,574
	Everest Kanto Cylinder Ltd.	17,733	19,775
	Excel Industries Ltd.	2,718	35,916
	Exide Industries Ltd.	230,270	511,086
#*	FDC Ltd.	31,187	101,584
	Federal Bank Ltd.	769,827	1,270,783
*	Federal-Mogul Goetze India Ltd.	5,989	22,189
	FIEM Industries Ltd.	2,291	45,901
	Filatex India Ltd.	92,478	49,786
	Fine Organic Industries Ltd.	2,709	165,839
	Finolex Cables Ltd.	33,325	227,034
	Finolex Industries Ltd.	142,320	299,589
	Firstsource Solutions Ltd.	143,548	190,642
	Force Motors Ltd.	2,387	42,171
	Gabriel India Ltd.	37,453	81,570
	GAIL India Ltd.	957,287	1,120,646
	Galaxy Surfactants Ltd.	4,294	122,481
*	Ganesh Housing Corp. Ltd.	7,737	33,425
	Garware Technical Fibres Ltd.	4,464	158,729
	Gateway Distriparks Ltd.	129,936	101,846
*	Gati Ltd.	31,580	55,376
*	GE Power India Ltd.	2,341	3,699
Ω	General Insurance Corp. of India	48,305	108,968
#	Genus Power Infrastructures Ltd.	53,841	61,392
	GHCL Ltd.	44,127	264,921
	GIC Housing Finance Ltd.	30,931	74,701
	Gillette India Ltd.	2,641	157,900
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	214,587
	GMM Pfaudler Ltd.	4,323	87,034
*	GMR Airports Infrastructure Ltd.	649,783	305,691
	Godawari Power & Ispat Ltd.	6,137	30,137
Ω	Godrej Agrovet Ltd.	16,911	93,367
*	Godrej Consumer Products Ltd.	66,315	742,740
*	Godrej Industries Ltd.	25,204	133,245
*	Godrej Properties Ltd.	16,820	244,291
	Goodyear India Ltd.	3,147	42,550
	Granules India Ltd.	78,534	284,484
	Graphite India Ltd.	29,753	128,023
	Grasim Industries Ltd.	49,798	970,613
	Grauer & Weil India Ltd.	50,798	54,459
	Gravita India Ltd.	6,556	41,545
	Great Eastern Shipping Co. Ltd.	53,237	418,649
	Greaves Cotton Ltd.	24,260	43,296
	Greenlam Industries Ltd.	13,155	50,172
	Greenpanel Industries Ltd.	24,209	95,989
	Greenply Industries Ltd.	26,592	45,825
	Grindwell Norton Ltd.	13,345	326,271
	Gujarat Alkalies & Chemicals Ltd.	11,190	94,227
	Gujarat Ambuja Exports Ltd.	44,069	138,485
	Gujarat Fluorochemicals Ltd.	8,661	293,757
	Gujarat Gas Ltd.	40,156	224,827
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	371,620
	Gujarat Pipavav Port Ltd.	144,453	166,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	$146,281
	Gujarat State Petronet Ltd.	198,246	653,312
	Gulf Oil Lubricants India Ltd.	6,831	36,192
	Happiest Minds Technologies Ltd.	15,365	159,375
*	Hathway Cable & Datacom Ltd.	233,385	46,526
	Hatsun Agro Product Ltd.	22,928	253,713
	Havells India Ltd.	34,877	505,975
	HBL Power Systems Ltd.	91,746	111,436
	HCL Technologies Ltd.	212,816	2,938,176
Ω	HDFC Asset Management Co. Ltd.	22,399	520,970
	HDFC Bank Ltd.	488,617	9,629,105
Ω	HDFC Life Insurance Co. Ltd.	31,476	223,311
	HEG Ltd.	6,015	76,812
	Heritage Foods Ltd.	13,729	25,635
	Hero MotoCorp Ltd.	39,701	1,345,603
	Hester Biosciences Ltd.	1,956	44,759
	HFCL Ltd.	411,000	351,505
	HG Infra Engineering Ltd.	11,008	91,118
	Hikal Ltd.	25,013	111,113
	HIL Ltd.	2,268	69,818
	Himadri Speciality Chemical Ltd.	135,759	155,918
	Himatsingka Seide Ltd.	25,036	22,096
	Hinduja Global Solutions Ltd.	8,275	132,903
*	Hindustan Construction Co. Ltd.	299,215	70,450
	Hindustan Copper Ltd.	93,901	142,176
*	Hindustan Oil Exploration Co. Ltd.	24,931	40,006
	Hindustan Unilever Ltd.	78,109	2,464,272
	Hitachi Energy India Ltd.	2,464	93,609
	Hle Glascoat Ltd.	4,365	32,525
	Honda India Power Products Ltd.	1,898	48,231
	Honeywell Automation India Ltd.	125	60,267
	Housing Development Finance Corp. Ltd.	112,834	3,640,569
	Huhtamaki India Ltd.	11,366	27,175
	I G Petrochemicals Ltd.	7,654	45,413
	ICICI Bank Ltd., Sponsored ADR	184,237	3,837,667
	ICICI Bank Ltd.	331,769	3,407,038
#Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	582,862
Ω	ICICI Prudential Life Insurance Co. Ltd.	38,809	215,350
Ω	ICICI Securities Ltd.	34,780	209,088
*	IDFC First Bank Ltd.	918,345	658,319
	IDFC Ltd.	610,819	639,921
*	IFB Industries Ltd.	3,742	38,939
	IIFL Finance Ltd.	85,983	539,934
	IIFL Securities Ltd.	90,784	76,490
*	Indiabulls Housing Finance Ltd.	117,853	178,275
*	Indiabulls Real Estate Ltd.	183,791	164,180
Ω	IndiaMart InterMesh Ltd.	3,216	177,944
	Indian Bank	110,312	413,532
Ω	Indian Energy Exchange Ltd.	185,763	316,188
	Indian Hotels Co. Ltd.	63,746	236,000
	Indian Hume Pipe Co. Ltd.	8,416	14,991
	Indian Oil Corp. Ltd.	507,670	508,766
*	Indian Overseas Bank	405,204	142,186
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	267,844
Ω	Indian Railway Finance Corp. Ltd.	164,922	67,010
	Indo Count Industries Ltd.	32,201	50,018
	Indoco Remedies Ltd.	18,298	73,365
	Indraprastha Gas Ltd.	93,586	488,997
	Indus Towers Ltd.	293,271	549,615

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IndusInd Bank Ltd.	68,733	$913,966
	Infibeam Avenues Ltd.	318,648	67,029
	Info Edge India Ltd.	12,605	570,097
	Infosys Ltd., Sponsored ADR	168,060	3,159,528
	Infosys Ltd.	587,115	11,060,285
	Ingersoll Rand India Ltd.	3,630	87,299
*	Inox Leisure Ltd.	10,828	67,081
*	Inox Wind Ltd.	37,589	43,913
	Insecticides India Ltd.	6,655	51,286
	Intellect Design Arena Ltd.	28,372	153,661
*Ω	InterGlobe Aviation Ltd.	15,977	414,952
	IOL Chemicals & Pharmaceuticals Ltd.	15,970	63,172
	IRB Infrastructure Developers Ltd.	38,798	136,492
Ω	IRCON International Ltd.	133,176	98,777
	ISGEC Heavy Engineering Ltd.	5,667	30,052
	ITD Cementation India Ltd.	35,112	48,031
*	ITI Ltd.	44,904	56,522
	J Kumar Infraprojects Ltd.	16,914	56,285
	Jagran Prakashan Ltd.	46,910	41,863
*	Jammu & Kashmir Bank Ltd.	135,881	92,073
	Jamna Auto Industries Ltd.	77,319	99,467
	JB Chemicals & Pharmaceuticals Ltd.	16,021	400,075
	JBM Auto Ltd.	7,490	49,580
	Jindal Poly Films Ltd.	10,824	95,429
	Jindal Saw Ltd.	99,518	152,177
*	Jindal Stainless Hisar Ltd.	65,523	368,695
*	Jindal Stainless Ltd.	125,769	394,477
	JK Paper Ltd.	51,275	258,577
#	JK Tyre & Industries Ltd.	58,717	120,384
	JM Financial Ltd.	203,225	162,120
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	29,683
	JTEKT India Ltd.	20,747	34,741
	Jubilant Foodworks Ltd.	104,112	624,906
	Jubilant Pharmova Ltd.	42,157	184,673
	Jyothy Labs Ltd.	67,578	169,375
	Kajaria Ceramics Ltd.	36,528	474,140
	Kalpataru Power Transmission Ltd.	54,286	339,374
	Kalyani Steels Ltd.	18,095	73,824
	Kansai Nerolac Paints Ltd.	40,108	207,365
	Karnataka Bank Ltd.	178,606	315,272
	Karur Vysya Bank Ltd.	221,304	292,336
	Kaveri Seed Co. Ltd.	14,832	96,114
	KCP Ltd.	41,924	53,110
	KEC International Ltd.	64,342	357,529
	KEI Industries Ltd.	26,810	531,667
#	Kennametal India Ltd.	2,843	76,275
*	Kesoram Industries Ltd.	75,026	52,472
	Kewal Kiran Clothing Ltd.	5,632	30,334
*	Kiri Industries Ltd.	9,397	32,457
	Kirloskar Brothers Ltd.	13,274	52,100
	Kirloskar Ferrous Industries Ltd.	32,419	149,787
	Kirloskar Oil Engines Ltd.	25,693	98,622
	Kitex Garments Ltd.	10,427	23,032
	KNR Constructions Ltd.	78,899	236,561
	Kolte-Patil Developers Ltd.	8,477	29,172
	Kotak Mahindra Bank Ltd.	84,951	1,807,787
	KPIT Technologies Ltd.	80,994	755,356
	KPR Mill Ltd.	51,868	334,072
	KRBL Ltd.	33,562	162,283

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
#	KSB Ltd.	6,772	$151,429
	L&T Finance Holdings Ltd.	337,753	369,064
Ω	L&T Technology Services Ltd.	8,375	343,260
	LA Opala RG Ltd.	10,121	46,697
	Lakshmi Machine Works Ltd.	1,027	142,293
Ω	Laurus Labs Ltd.	135,665	549,596
	LG Balakrishnan & Bros Ltd.	13,711	115,906
	LIC Housing Finance Ltd.	169,821	834,716
	Linde India Ltd.	4,371	177,924
	LT Foods Ltd.	85,633	120,899
Ω	LTIMindtree Ltd.	22,596	1,214,003
	Lumax Auto Technologies Ltd.	17,711	49,109
*	LUX Industries Ltd.	2,738	49,179
	Mahanagar Gas Ltd.	19,385	208,608
	Maharashtra Seamless Ltd.	28,184	109,956
	Mahindra & Mahindra Financial Services Ltd.	346,076	987,094
	Mahindra & Mahindra Ltd.	222,945	3,763,783
	Mahindra CIE Automotive Ltd.	56,642	273,341
*	Mahindra Holidays & Resorts India Ltd.	26,275	82,765
	Mahindra Lifespace Developers Ltd.	36,794	156,494
#Ω	Mahindra Logistics Ltd.	12,172	70,259
#	Maithan Alloys Ltd.	5,012	63,945
	Man Infraconstruction Ltd.	53,471	48,495
	Manappuram Finance Ltd.	314,625	443,730
	Marico Ltd.	128,924	786,392
	Maruti Suzuki India Ltd.	4,536	494,738
Ω	MAS Financial Services Ltd.	7,877	76,635
	Mastek Ltd.	6,199	124,193
*	Max Financial Services Ltd.	20,042	204,460
*	Max Ventures & Industries Ltd.	12,691	22,748
	Mayur Uniquoters Ltd.	9,705	49,737
	Mazagon Dock Shipbuilders Ltd.	16,075	156,349
*	Meghmani Finechem Ltd.	4,939	63,603
	Meghmani Organics Ltd.	65,639	79,972
Ω	Metropolis Healthcare Ltd.	10,176	166,878
	Minda Corp. Ltd.	35,037	91,915
*	Mirza International Ltd.	21,209	64,054
Ω	Mishra Dhatu Nigam Ltd.	29,936	77,552
	MM Forgings Ltd.	5,988	64,180
	Monte Carlo Fashions Ltd.	7,517	59,195
	Motherson Sumi Wiring India Ltd.	504,270	319,405
	Motilal Oswal Financial Services Ltd.	24,173	202,543
	Mphasis Ltd.	28,920	737,984
	MRF Ltd.	416	463,491
	Mrs Bectors Food Specialities Ltd.	10,283	59,779
	Multi Commodity Exchange of India Ltd.	5,502	101,951
	Muthoot Finance Ltd.	46,432	596,379
	Nahar Spinning Mills Ltd.	4,602	14,105
*	National Fertilizers Ltd.	41,491	34,906
	Navin Fluorine International Ltd.	6,681	321,708
	Navneet Education Ltd.	37,731	51,688
	NBCC India Ltd.	274,103	123,381
	NELCO Ltd.	3,866	29,769
	NESCO Ltd.	11,313	80,733
	Neuland Laboratories Ltd.	4,490	82,520
	Newgen Software Technologies Ltd.	10,393	54,674
	NHPC Ltd.	473,959	255,490
	NIIT Ltd.	36,285	145,355
	Nilkamal Ltd.	2,955	67,514

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Nippon Life India Asset Management Ltd.	51,878	$158,142
	NOCIL Ltd.	43,170	110,444
	NRB Bearings Ltd.	34,282	61,189
	Nucleus Software Exports Ltd.	7,640	37,884
	NXTDigital Ltd.	324	450
	Oberoi Realty Ltd.	30,005	301,449
	Olectra Greentech Ltd.	7,407	43,190
*	Omaxe Ltd.	22,851	18,525
	OnMobile Global Ltd.	20,182	22,017
	Oracle Financial Services Software Ltd.	9,743	363,636
	Orient Cement Ltd.	82,690	124,881
	Orient Electric Ltd.	47,665	151,435
	Orient Paper & Industries Ltd.	86,102	47,290
	Oriental Aromatics Ltd.	4,300	20,013
#	Oriental Carbon & Chemicals Ltd.	3,782	34,325
*	Oriental Hotels Ltd.	41,994	34,934
*	Orissa Minerals Development Co. Ltd.	353	12,403
	Page Industries Ltd.	1,594	783,360
	Paisalo Digital Ltd.	116,684	109,743
#	Panama Petrochem Ltd.	12,821	51,187
*Ω	Parag Milk Foods Ltd.	20,587	23,025
*	Patel Engineering Ltd.	120,263	26,065
*	PC Jeweller Ltd.	106,159	65,768
	PCBL Ltd.	107,984	158,694
	Persistent Systems Ltd.	16,742	963,662
	Petronet LNG Ltd.	357,281	953,693
	Phoenix Mills Ltd.	35,133	599,058
	PI Industries Ltd.	17,806	657,956
#	Pidilite Industries Ltd.	24,369	680,879
*Ω	PNB Housing Finance Ltd.	19,675	134,364
	PNC Infratech Ltd.	44,423	179,298
	Poly Medicure Ltd.	10,108	110,066
	Polycab India Ltd.	10,137	364,135
	Polyplex Corp. Ltd.	9,629	179,595
	Poonawalla Fincorp Ltd.	91,761	336,654
	Power Finance Corp. Ltd.	555,493	966,566
	Power Grid Corp. of India Ltd.	517,633	1,382,227
	Power Mech Projects Ltd.	2,117	48,911
#	Praj Industries Ltd.	50,301	212,348
Ω	Prataap Snacks Ltd.	5,256	54,610
	Prestige Estates Projects Ltd.	68,865	355,151
*	Pricol Ltd.	34,915	84,069
*	Prime Focus Ltd.	2,316	1,991
	Prince Pipes & Fittings Ltd.	14,099	107,168
	Privi Speciality Chemicals Ltd.	3,901	47,680
	Procter & Gamble Health Ltd.	2,918	145,615
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	378,809
	PSP Projects Ltd.	5,467	47,436
*	PTC India Financial Services Ltd.	82,653	16,961
	PTC India Ltd.	144,661	171,018
	Punjab National Bank	417,178	275,174
	Puravankara Ltd.	11,321	12,310
*	PVR Ltd.	14,893	310,064
Ω	Quess Corp. Ltd.	27,972	122,891
Ω	Quick Heal Technologies Ltd.	3,986	8,053
	Rain Industries Ltd.	115,421	239,804
	Rajesh Exports Ltd.	30,934	331,160
#	Rallis India Ltd.	36,557	93,846
	Ramco Industries Ltd.	12,488	22,419

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	39,131	$131,737
	Rane Holdings Ltd.	3,689	39,105
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	161,363
	Ratnamani Metals & Tubes Ltd.	9,623	263,022
*Ω	RBL Bank Ltd.	197,467	378,573
	REC Ltd.	865,480	1,291,493
	Redington Ltd.	366,572	833,151
	Relaxo Footwears Ltd.	10,610	107,204
Ω	Reliance Industries Ltd., GDR	141,693	8,119,009
	Repco Home Finance Ltd.	19,971	56,364
	Rhi Magnesita India Ltd.	12,800	123,430
	Rico Auto Industries Ltd.	28,598	31,229
	RITES Ltd.	30,606	134,965
*	RPSG Ventures Ltd.	1,901	10,110
	RSWM Ltd.	18,172	37,939
	Rupa & Co. Ltd.	10,751	35,973
	Safari Industries India Ltd.	1,985	43,249
	Samvardhana Motherson International Ltd.	744,668	688,506
	Sandhar Technologies Ltd.	9,738	27,527
	Sanghvi Movers Ltd.	9,661	39,354
	Saregama India Ltd.	13,628	56,407
	Sasken Technologies Ltd.	2,274	25,485
*	Satin Creditcare Network Ltd.	22,021	39,143
	Savita Oil Technologies Ltd.	11,370	37,986
	SBI Cards & Payment Services Ltd.	28,338	251,525
Ω	SBI Life Insurance Co. Ltd.	26,020	388,585
#	Schaeffler India Ltd.	10,955	361,428
*	SEAMEC Ltd.	2,693	26,278
*	SEPC Ltd.	251,807	41,795
*	Sequent Scientific Ltd.	34,602	33,273
	Seshasayee Paper & Boards Ltd.	18,452	64,503
Ω	SH Kelkar & Co. Ltd.	40,231	68,976
	Shakti Pumps India Ltd.	4,128	22,203
	Shankara Building Products Ltd.	3,629	28,024
	Shanthi Gears Ltd.	5,846	24,837
	Sharda Cropchem Ltd.	13,482	82,040
	Sharda Motor Industries Ltd.	4,339	38,230
#*	Sheela Foam Ltd.	8,366	124,737
	Shilpa Medicare Ltd.	10,912	32,464
	Shipping Corp. of India Ltd.	79,327	130,317
*	Shoppers Stop Ltd.	15,826	129,040
*	Shree Renuka Sugars Ltd.	210,696	135,269
#	Shriram Finance Ltd.	70,233	1,110,896
	Siemens Ltd.	2,527	91,248
*	SIS Ltd.	18,735	85,439
	Siyaram Silk Mills Ltd.	11,411	71,403
	SKF India Ltd.	9,711	523,187
	Sobha Ltd.	17,877	131,602
*	Solara Active Pharma Sciences Ltd.	7,964	40,158
	Somany Ceramics Ltd.	8,301	55,148
	Sonata Software Ltd.	39,571	293,151
*	South Indian Bank Ltd.	1,077,183	237,926
*	Spandana Sphoorty Financial Ltd.	9,158	63,505
	SRF Ltd.	50,006	1,339,150
*	Star Cement Ltd.	55,495	73,328
	State Bank of India	253,385	1,731,472
	State Bank of India, GDR	7,803	530,604
	Sterlite Technologies Ltd.	84,282	187,859
*	Strides Pharma Science Ltd.	26,713	96,767

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Stylam Industries Ltd.	1,669	$22,660
*	Subex Ltd.	185,975	78,485
	Subros Ltd.	9,171	33,724
	Sudarshan Chemical Industries Ltd.	18,585	87,746
	Sumitomo Chemical India Ltd.	17,948	100,419
	Sun TV Network Ltd.	53,547	305,272
	Sundaram Finance Holdings Ltd.	6,562	7,140
	Sundaram Finance Ltd.	17,880	495,566
#	Sundaram-Clayton Ltd.	2,777	159,993
	Sundram Fasteners Ltd.	41,227	495,418
	Sunteck Realty Ltd.	29,355	129,382
	Suprajit Engineering Ltd.	34,522	137,201
	Supreme Industries Ltd.	21,068	650,033
	Supreme Petrochem Ltd.	35,684	168,462
	Sutlej Textiles & Industries Ltd.	76,960	56,473
	Suven Pharmaceuticals Ltd.	39,046	235,895
*	Suzlon Energy Ltd.	1,699,463	207,805
*	Suzlon Energy Ltd.	13,902	1,222
	Swaraj Engines Ltd.	2,802	57,074
	Symphony Ltd.	6,123	71,955
	Tamil Nadu Newsprint & Papers Ltd.	20,871	61,465
	Tamilnadu Petroproducts Ltd.	31,074	33,818
	Tanla Platforms Ltd.	26,856	214,331
	Tata Chemicals Ltd.	80,890	967,597
	Tata Coffee Ltd.	45,510	118,510
	Tata Communications Ltd.	30,412	461,082
	Tata Consultancy Services Ltd.	149,712	6,178,806
	Tata Consumer Products Ltd.	78,569	702,048
#	Tata Elxsi Ltd.	10,764	877,442
*	Tata Motors Ltd.	532,412	2,961,126
	Tata Steel Long Products Ltd.	2,481	21,486
#	TCI Express Ltd.	4,987	105,037
*Ω	TCNS Clothing Co. Ltd.	1,488	8,874
	TD Power Systems Ltd.	28,785	46,889
	Tech Mahindra Ltd.	151,337	1,891,725
	Techno Electric & Engineering Co. Ltd.	28,836	124,519
*Ω	Tejas Networks Ltd.	15,240	105,592
	Texmaco Rail & Engineering Ltd.	91,863	63,678
	Thermax Ltd.	8,891	208,976
#	Thirumalai Chemicals Ltd.	39,033	86,203
*	Thomas Cook India Ltd.	57,162	50,453
Ω	Thyrocare Technologies Ltd.	8,171	56,283
	Tide Water Oil Co. India Ltd.	2,844	34,321
	Time Technoplast Ltd.	67,520	70,832
	Timken India Ltd.	8,915	340,017
	Tinplate Co. of India Ltd.	20,120	85,939
*	Titagarh Wagons Ltd.	29,474	82,997
	Titan Co. Ltd.	69,152	2,021,912
	Tourism Finance Corp. of India Ltd.	33,398	32,610
	Transport Corp. of India Ltd.	15,306	117,871
	Trent Ltd.	32,074	472,880
	Trident Ltd.	493,708	208,533
	Triveni Engineering & Industries Ltd.	44,269	155,313
	Triveni Turbine Ltd.	39,003	130,591
	TTK Prestige Ltd.	17,712	169,270
	Tube Investments of India Ltd.	29,231	932,525
	TV Today Network Ltd.	18,933	57,255
*	TV18 Broadcast Ltd.	274,374	114,906
	TVS Motor Co. Ltd.	73,540	937,878

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Srichakra Ltd.	2,015	$81,460
	Uflex Ltd.	22,954	152,692
*	Ujjivan Financial Services Ltd.	40,188	131,500
*Ω	Ujjivan Small Finance Bank Ltd.	217,733	77,348
	Union Bank of India Ltd.	336,704	326,093
	UNO Minda Ltd.	60,872	363,928
	UPL Ltd.	221,403	2,052,560
	Usha Martin Ltd.	7,749	17,763
*	UTI Asset Management Co. Ltd.	22,187	203,917
*	VA Tech Wabag Ltd.	21,305	82,967
	Vaibhav Global Ltd.	27,020	101,141
	Vakrangee Ltd.	216,250	71,750
Ω	Valiant Organics Ltd.	1,142	6,676
*	Vardhman Textiles Ltd.	82,134	305,179
*Ω	Varroc Engineering Ltd.	19,549	66,619
	Varun Beverages Ltd.	68,356	963,125
	Venky's India Ltd.	2,715	60,815
	Vesuvius India Ltd.	4,733	94,418
	V-Guard Industries Ltd.	74,187	224,596
	Vimta Labs Ltd.	8,662	37,925
	Vinati Organics Ltd.	10,099	226,677
	Vindhya Telelinks Ltd.	3,484	69,346
	VIP Industries Ltd.	23,236	199,090
	Visaka Industries Ltd.	6,280	31,717
	V-Mart Retail Ltd.	556	18,797
*	Vodafone Idea Ltd.	2,739,653	240,094
#	Voltamp Transformers Ltd.	2,623	81,321
	Voltas Ltd.	31,044	304,961
	VRL Logistics Ltd.	15,003	98,253
	VST Tillers Tractors Ltd.	2,106	59,928
	Welspun Corp. Ltd.	72,342	187,056
	Welspun Enterprises Ltd.	35,611	63,534
	Welspun India Ltd.	173,321	142,327
	West Coast Paper Mills Ltd.	30,651	203,747
*	Westlife Foodworld Ltd.	25,414	226,997
	Wheels India Ltd.	5,230	35,840
	Whirlpool of India Ltd.	6,915	118,012
#	Wipro Ltd.	239,951	1,174,679
*	Wonderla Holidays Ltd.	7,825	33,096
*	Yes Bank Ltd.	602,119	127,385
	Zee Entertainment Enterprises Ltd.	478,913	1,331,975
*	Zee Media Corp. Ltd.	375,388	57,995
	Zensar Technologies Ltd.	43,651	124,559
TOTAL INDIA			220,423,522
INDONESIA — (1.6%)
	Ace Hardware Indonesia Tbk PT	4,760,800	155,877
*	Adhi Karya Persero Tbk PT	1,193,825	38,265
*	Adi Sarana Armada Tbk PT	778,400	44,258
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,539
*	Alam Sutera Realty Tbk PT	6,226,300	67,427
*	Allo Bank Indonesia Tbk PT	174,900	20,761
	Arwana Citramulia Tbk PT	1,603,400	107,478
	Ashmore Asset Management Indonesia Tbk PT	158,800	14,799
	Astra Agro Lestari Tbk PT	312,067	171,376
	Astra Otoparts Tbk PT	444,800	40,392
*	Asuransi Maximus Graha Persada Tbk PT	678,200	3,716
*	Bank Amar Indonesia Tbk PT	1,597,862	24,572
	Bank BTPN Syariah Tbk PT	1,125,700	192,507

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Bukopin Tbk PT	9,138,043	$73,185
	Bank Central Asia Tbk PT	4,246,800	2,410,097
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	21,967
*	Bank Jago Tbk PT	162,900	35,074
	Bank Mandiri Persero Tbk PT	3,971,044	2,646,050
*	Bank Mayapada International Tbk PT	1,992,100	68,531
	Bank Maybank Indonesia Tbk PT	6,214,700	96,987
*	Bank MNC Internasional Tbk PT	7,987,000	48,607
*	Bank Nationalnobu Tbk PT	1,017,400	35,051
	Bank Negara Indonesia Persero Tbk PT	1,145,700	702,304
	Bank Pan Indonesia Tbk PT	1,098,500	115,835
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	145,941
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	85,115
	Bank Rakyat Indonesia Persero Tbk PT	9,967,586	3,056,738
*	Bank Raya Indonesia Tbk PT	424,800	12,514
	Bank Syariah Indonesia Tbk PT	3,128,161	279,288
	Bank Tabungan Negara Persero Tbk PT	2,966,281	269,842
	Barito Pacific Tbk PT	1,317,145	72,635
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	14,583
	BFI Finance Indonesia Tbk PT	4,446,300	343,701
*	Bintang Oto Global Tbk PT	343,800	28,783
	BISI International Tbk PT	932,700	98,055
	Blue Bird Tbk PT	215,700	23,282
*	Buana Lintas Lautan Tbk PT	8,333,400	83,452
*	Bumi Serpong Damai Tbk PT	3,270,400	204,401
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,243
*	Capital Financial Indonesia Tbk PT	1,034,500	50,375
	Charoen Pokphand Indonesia Tbk PT	1,118,215	435,017
	Ciputra Development Tbk PT	5,061,500	329,587
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	169,201
	Dharma Satya Nusantara Tbk PT	2,128,100	96,776
	Elang Mahkota Teknologi Tbk PT	1,073,300	77,752
	Elnusa Tbk PT	2,138,700	44,638
	Erajaya Swasembada Tbk PT	5,078,600	142,739
*	Gajah Tunggal Tbk PT	636,500	25,466
	Garudafood Putra Putri Jaya Tbk PT	5,509,800	180,107
*	Global Mediacom Tbk PT	506,000	9,614
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	37,507
	Impack Pratama Industri Tbk PT	180,300	43,295
	Indofood CBP Sukses Makmur Tbk PT	210,700	142,072
	Indofood Sukses Makmur Tbk PT	1,294,900	581,928
	Indomobil Sukses Internasional Tbk PT	357,500	20,762
	Indosat Tbk PT	259,200	105,725
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,078,272	104,693
*††	Inovisi Infracom Tbk PT	668,445	0
	Integra Indocabinet Tbk PT	1,106,900	26,630
*††	Inti Agri Resources Tbk PT	3,873,200	2,422
	Japfa Comfeed Indonesia Tbk PT	3,278,900	295,865
*	Jasa Marga Persero Tbk PT	653,526	137,942
	Jaya Real Property Tbk PT	562,800	18,322
*	Kapuas Prima Coal Tbk PT	4,380,500	14,618
*	Kawasan Industri Jababeka Tbk PT	10,561,668	97,215
	KMI Wire & Cable Tbk PT	1,054,000	21,113
*	Kresna Graha Investama Tbk PT	3,259,900	10,869
*	M Cash Integrasi PT	83,600	40,726
*	Malindo Feedmill Tbk PT	443,300	14,263
*	Map Aktif Adiperkasa PT	358,800	91,030
	Matahari Department Store Tbk PT	521,800	152,979

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mayora Indah Tbk PT	691,725	$109,492
*	MD Pictures Tbk PT	454,600	28,822
	Medco Energi Internasional Tbk PT	4,716,200	442,413
*	Media Nusantara Citra Tbk PT	4,138,800	192,332
*	Mega Manunggal Property Tbk PT	1,399,800	42,797
*	Merdeka Copper Gold Tbk PT	326,821	103,504
	Metrodata Electronics Tbk PT	2,389,000	89,308
#*	Mitra Adiperkasa Tbk PT	4,355,300	378,255
	Mitra Keluarga Karyasehat Tbk PT	1,927,000	384,691
	Mitra Pinasthika Mustika Tbk PT	665,400	52,399
*	MNC Digital Entertainment Tbk PT	244,800	74,011
*	MNC Kapital Indonesia Tbk PT	6,629,400	31,462
*	MNC Land Tbk PT	10,467,300	53,132
*	MNC Vision Networks Tbk PT	9,938,000	40,518
*	Mulia Industrindo Tbk PT	1,559,300	59,857
*	Multipolar Tbk PT	4,786,200	32,961
#	Nippon Indosari Corpindo Tbk PT	471,744	42,961
	Pabrik Kertas Tjiwi Kimia Tbk PT	631,300	309,183
*	Pacific Strategic Financial Tbk PT	979,900	73,542
	Pakuwon Jati Tbk PT	7,007,400	209,595
	Panin Financial Tbk PT	5,975,200	178,854
*	Paninvest Tbk PT	637,500	64,125
	Perusahaan Gas Negara Tbk PT	2,038,000	210,956
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	143,322
*††	Pool Advista Indonesia Tbk PT	350,400	219
*	PP Persero Tbk PT	1,615,042	75,121
	Prodia Widyahusada Tbk PT	60,000	21,615
	Puradelta Lestari Tbk PT	4,607,600	51,083
	Ramayana Lestari Sentosa Tbk PT	1,095,400	51,961
*††	Rimo International Lestari Tbk PT	18,540,300	0
	Rukun Raharja Tbk PT	345,700	21,944
	Salim Ivomas Pratama Tbk PT	1,908,700	54,056
	Samator Indo Gas Tbk PT	143,500	19,070
	Sampoerna Agro Tbk PT	487,800	69,058
	Samudera Indonesia Tbk PT	4,974,500	144,219
	Sarana Menara Nusantara Tbk PT	6,753,300	505,794
	Sariguna Primatirta Tbk PT	1,029,900	32,027
	Sawit Sumbermas Sarana Tbk PT	2,014,500	213,046
#	Selamat Sempurna Tbk PT	1,169,600	123,330
*	Sinar Mas Multiartha Tbk PT	16,500	13,456
#*	Smartfren Telecom Tbk PT	22,628,300	102,926
*††	Sri Rejeki Isman Tbk PT	6,771,700	12,367
	Steel Pipe Industry of Indonesia PT	1,516,900	25,537
*††	Sugih Energy Tbk PT	5,670,200	0
	Sumber Alfaria Trijaya Tbk PT	3,695,500	698,569
	Summarecon Agung Tbk PT	4,993,220	205,463
#	Surya Citra Media Tbk PT	6,566,100	99,238
	Surya Esa Perkasa Tbk PT	3,107,500	205,722
*	Surya Semesta Internusa Tbk PT	2,192,100	62,343
*††	Suryainti Permata Tbk PT	1,280,000	0
#	Telkom Indonesia Persero Tbk PT, ADR	51,776	1,347,212
	Temas Tbk PT	314,400	52,825
	Tempo Scan Pacific Tbk PT	330,100	30,940
	Tower Bersama Infrastructure Tbk PT	1,436,100	201,558
*††	Trada Alam Minera Tbk PT	12,608,800	7,886
	Transcoal Pacific Tbk PT	193,900	108,634
*	Trimegah Sekuritas IndonesiaTbk PT	287,000	4,406
	Triputra Agro Persada PT	4,012,600	165,993
	Tunas Baru Lampung Tbk PT	1,605,700	76,123

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	$105,733
	Unilever Indonesia Tbk PT	1,349,300	420,012
#*	Vale Indonesia Tbk PT	475,200	236,978
*††	Waskita Beton Precast Tbk PT	4,254,600	5,056
*	Waskita Karya Persero Tbk PT	3,281,726	74,599
	Wijaya Karya Beton Tbk PT	1,949,300	24,067
*	Wijaya Karya Persero Tbk PT	1,647,549	76,058
	XL Axiata Tbk PT	2,792,749	430,132
TOTAL INDONESIA			24,912,344
KUWAIT — (0.0%)
	A'ayan Leasing & Investment Co. KSCP	43,692	19,896
	Agility Public Warehousing Co. KSC	13,374	25,894
	Commercial Real Estate Co. KSC	32,493	10,474
	Humansoft Holding Co. KSC	936	10,398
	Integrated Holding Co. KCSC	8,802	10,438
	Kuwait Real Estate Co. KSC	29,024	10,269
	National Bank of Kuwait SAKP	538	1,934
TOTAL KUWAIT			89,303
MALAYSIA — (1.5%)
#	Able Global Bhd	41,700	14,485
	Aeon Co. M Bhd	233,900	74,167
	AEON Credit Service M Bhd	56,090	166,169
#	AFFIN Bank Bhd	178,873	89,039
	Ajinomoto Malaysia Bhd	10,800	35,255
	Alliance Bank Malaysia Bhd	425,900	358,950
	Allianz Malaysia Bhd	19,100	62,207
	AME Elite Consortium Bhd	97,500	29,510
	AMMB Holdings Bhd	251,075	240,643
*	Ancom Nylex Bhd	194,100	54,744
	Ann Joo Resources Bhd	89,700	30,212
	Astro Malaysia Holdings Bhd	277,300	40,034
	Axiata Group Bhd	659,948	470,173
	Batu Kawan Bhd	39,200	209,763
	Berjaya Food Bhd	186,800	47,436
*	Bermaz Auto Bhd	306,800	156,288
	BIMB Holdings Bhd	219,930	126,357
#*	Boustead Holdings Bhd	400,560	63,095
	Boustead Plantations Bhd	345,460	53,133
*	Bumi Armada Bhd	1,709,400	231,824
	Bursa Malaysia Bhd	215,700	339,467
#	Cahya Mata Sarawak Bhd	334,800	95,277
	CB Industrial Product Holding Bhd	114,580	29,342
	CIMB Group Holdings Bhd	592,449	800,193
*	Coastal Contracts Bhd	100,500	59,157
*	Comfort Glove Bhd	161,300	17,254
	CSC Steel Holdings Bhd	104,200	29,617
	D&O Green Technologies Bhd	171,300	191,363
	Datasonic Group Bhd	332,800	38,409
	Dayang Enterprise Holdings Bhd	244,545	84,771
	Dialog Group Bhd	351,414	214,900
	DiGi.Com Bhd	467,500	462,357
	DRB-Hicom Bhd	544,600	225,300
#	Dufu Technology Corp. Bhd	123,700	65,478
	Duopharma Biotech Bhd	238,447	91,934
	Dutch Lady Milk Industries Bhd	6,400	44,620
	Eco World Development Group Bhd	361,200	58,642

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Eco World International Bhd	102,000	$11,034
*	Ekovest Bhd	872,950	84,153
	Evergreen Fibreboard Bhd	157,800	14,668
	FGV Holdings Bhd	220,100	69,190
	Formosa Prosonic Industries Bhd	64,800	52,612
	Fraser & Neave Holdings Bhd	31,400	182,945
	Frontken Corp. Bhd	322,850	251,722
	Gadang Holdings Bhd	227,100	18,392
	Gamuda Bhd	358,929	330,463
	Gas Malaysia Bhd	57,400	44,598
*	Genetec Technology Bhd	43,100	27,161
	Genting Plantations Bhd	99,400	141,569
	George Kent Malaysia Bhd	175,200	22,822
	Globetronics Technology Bhd	175,566	47,584
*	Greatech Technology Bhd	58,600	70,884
	Guan Chong Bhd	154,000	99,526
	Hai-O Enterprise Bhd	94,811	30,243
	HAP Seng Consolidated Bhd	128,720	223,534
	Hap Seng Plantations Holdings Bhd	101,200	45,547
	Hartalega Holdings Bhd	801,000	303,391
	Hengyuan Refining Co. Bhd	58,200	51,653
	Hextar Global Bhd	111,520	60,059
*	Hextar Healthcare Bhd	139,900	11,677
	Hiap Teck Venture Bhd	695,000	55,639
	Hong Leong Bank Bhd	40,890	196,983
	Hong Leong Financial Group Bhd	40,913	177,536
	Hong Leong Industries Bhd	26,900	55,928
*	Hong Seng Consolidated Bhd	369,600	17,431
	Hup Seng Industries Bhd	164,800	27,059
	IGB Bhd	64,547	36,360
	IJM Corp. Bhd	745,914	273,237
	Inari Amertron Bhd	552,763	338,785
	IOI Corp. Bhd	357,005	320,347
	IOI Properties Group Bhd	410,410	105,961
*	Iris Corp. Bhd	738,100	21,744
*	JAKS Resources Bhd	727,080	42,795
	Jaya Tiasa Holdings Bhd	239,505	34,933
*	JHM Consolidation Bhd	157,600	31,726
	Kenanga Investment Bank Bhd	262,900	58,289
	Kerjaya Prospek Group Bhd	145,309	41,308
	Kim Loong Resources Bhd	89,860	37,719
*	KNM Group Bhd	1,318,284	18,604
	Kobay Technology Bhd	48,200	34,480
	Kossan Rubber Industries Bhd	132,100	32,601
	Kretam Holdings Bhd	266,200	37,537
*	KSL Holdings Bhd	195,900	37,718
	Kuala Lumpur Kepong Bhd	105,868	532,592
	Land & General Bhd	960,740	24,874
	LBS Bina Group Bhd	391,772	39,152
*	Leong Hup International Bhd	320,600	37,264
	Lii Hen Industries Bhd	149,400	30,146
Ω	Lotte Chemical Titan Holding Bhd	238,476	87,923
	LPI Capital Bhd	60,700	183,660
	Luxchem Corp. Bhd	106,800	13,658
	Magni-Tech Industries Bhd	96,933	42,106
	Mah Sing Group Bhd	614,652	87,396
#	Malayan Banking Bhd	575,730	1,180,815
#	Malayan Cement Bhd	22,000	12,735
#	Malayan Flour Mills Bhd	285,450	55,643

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Malaysia Airports Holdings Bhd	95,667	$158,584
#	Malaysia Building Society Bhd	1,043,495	148,372
	Malaysia Smelting Corp. Bhd	113,800	56,905
#	Malaysian Pacific Industries Bhd	26,463	208,155
	Malaysian Resources Corp. Bhd	993,988	77,230
	Matrix Concepts Holdings Bhd	383,075	140,221
	Maxis Bhd	334,700	311,350
	MBM Resources Bhd	60,030	49,153
	Media Prima Bhd	328,100	35,853
	Mega First Corp. Bhd	242,800	203,010
	Mi Technovation Bhd	109,700	37,733
	MKH Bhd	164,215	48,201
	MNRB Holdings Bhd	139,467	30,116
	MPHB Capital Bhd	107,100	24,890
Ω	MR DIY Group M Bhd	347,000	154,996
	Muda Holdings Bhd	11,400	4,817
*	Muhibbah Engineering M Bhd	254,850	42,225
	My EG Services Bhd	1,186,962	254,336
	N2N Connect Bhd	52,500	6,470
	NTPM Holdings Bhd	103,400	10,683
	Nylex Malaysia Bhd	3,235	416
	Oriental Holdings Bhd	109,500	177,843
	OSK Holdings Bhd	402,763	94,506
	PA Resources Bhd	267,300	21,395
	Padini Holdings Bhd	161,300	138,221
	Pantech Group Holdings Bhd	219,367	42,808
	Paramount Corp. Bhd	122,940	21,919
	Perak Transit Bhd	187,900	54,273
	Petron Malaysia Refining & Marketing Bhd	41,100	44,120
#	Pharmaniaga Bhd	83,500	10,292
	PIE Industrial Bhd	62,100	44,981
	PMB Technology Bhd	11,900	11,849
	PPB Group Bhd	92,260	380,982
	Press Metal Aluminium Holdings Bhd	464,700	566,824
	Public Bank Bhd	1,706,250	1,698,431
	QL Resources Bhd	172,706	237,635
	Ranhill Utilities Bhd	213,099	25,778
	RCE Capital Bhd	84,100	36,310
	RHB Bank Bhd	398,479	537,935
	Sam Engineering & Equipment M Bhd	46,800	54,777
*	Sapura Energy Bhd	3,826,211	44,727
	Sarawak Oil Palms Bhd	170,320	106,048
	Scientex Bhd	304,100	252,128
	Sime Darby Plantation Bhd	499,949	508,313
	Sime Darby Property Bhd	1,114,700	128,419
	SKP Resources Bhd	381,500	151,670
	SP Setia Bhd Group	711,368	116,454
	Sunway Bhd	365,500	138,226
	Sunway Construction Group Bhd	101,010	38,696
#	Supermax Corp. Bhd	416,374	79,335
	Suria Capital Holdings Bhd	21,720	6,018
	Syarikat Takaful Malaysia Keluarga Bhd	170,436	145,602
	Ta Ann Holdings Bhd	91,726	73,421
	Tan Chong Motor Holdings Bhd	103,100	29,470
	TASCO Bhd	114,500	24,899
	Telekom Malaysia Bhd	140,763	172,678
	Thong Guan Industries Bhd	95,800	54,302
	TIME dotCom Bhd	263,700	325,524
*	Tropicana Corp. Bhd	175,028	55,480

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	TSH Resources Bhd	423,400	$110,338
	Uchi Technologies Bhd	130,770	97,068
	UEM Edgenta Bhd	103,000	25,388
*	UEM Sunrise Bhd	532,564	33,881
	UMW Holdings Bhd	149,300	129,688
	Unisem M Bhd	193,300	144,115
	United Malacca Bhd	20,100	25,817
	United Plantations Bhd	34,600	125,844
	UOA Development Bhd	167,540	65,997
	UWC Bhd	120,200	115,306
*	Velesto Energy Bhd	1,498,935	81,404
	ViTrox Corp. Bhd	77,600	143,421
	VS Industry Bhd	1,210,800	276,549
	WCT Holdings Bhd	392,235	40,146
	Wellcall Holdings Bhd	160,650	43,773
	Westports Holdings Bhd	244,000	216,077
*	Widad Group Bhd	257,400	25,354
	Yinson Holdings Bhd	596,139	376,326
*	YNH Property Bhd	197,408	203,434
	YTL Corp. Bhd	1,260,887	167,406
TOTAL MALAYSIA			23,063,013
MEXICO — (2.4%)
	Alfa SAB de CV, Class A	1,529,960	1,107,424
	Alpek SAB de CV	320,316	505,722
*	Alsea SAB de CV	220,241	526,553
	America Movil SAB de CV	3,334,665	3,481,560
#	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,447,324
	Arca Continental SAB de CV	52,467	462,801
*	Axtel SAB de CV	350,836	27,202
Ω	Banco del Bajio SA	324,830	1,304,806
	Bolsa Mexicana de Valores SAB de CV	149,606	324,866
*	Cemex SAB de CV, Sponsored ADR	231,200	1,234,608
	Cia Minera Autlan SAB de CV, Class B	12,600	11,308
	Coca-Cola Femsa SAB de CV, Sponsored ADR	7,472	569,217
	Consorcio ARA SAB de CV	285,651	63,409
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	277,391
	Corp Actinver SAB de CV	9,800	6,675
	Corp. Inmobiliaria Vesta SAB de CV	182,141	495,820
	Corp. Moctezuma SAB de CV	87,200	261,639
	El Puerto de Liverpool SAB de CV, Class C1	41,812	265,187
*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,556
	Fomento Economico Mexicano SAB de CV	89,731	785,638
	Gentera SAB de CV	505,531	616,930
	Gruma SAB de CV, Class B	57,379	832,202
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	936,255
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,943	507,874
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	812,250
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,556	423,232
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	286,729
	Grupo Bimbo SAB de CV, Class A	166,947	828,861
	Grupo Carso SAB de CV	71,214	357,384
	Grupo Comercial Chedraui SA de CV	151,779	747,671
	Grupo Elektra SAB de CV	6,359	348,537
#	Grupo Financiero Banorte SAB de CV, Class O	430,008	3,562,369
*	Grupo Financiero Inbursa SAB de CV, Class O	304,281	656,376
	Grupo Herdez SAB de CV	52,520	127,155
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,887

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Industrial Saltillo SAB de CV	114,458	$190,860
	Grupo KUO SAB de CV, Class B	28,603	64,480
*	Grupo Pochteca SAB de CV	35,990	15,672
	Grupo Rotoplas SAB de CV	61,139	92,144
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	97,552
*	Grupo Simec SAB de CV, Class B	38,410	438,552
	Grupo Televisa SAB	695,230	850,647
*Ω	Grupo Traxion SAB de CV	60,930	112,247
*	Hoteles City Express SAB de CV	142,008	58,521
*	Industrias CH SAB de CV, Class B	98,329	1,164,460
*	Industrias Penoles SAB de CV	46,346	655,152
	Kimberly-Clark de Mexico SAB de CV, Class A	354,394	674,705
#	La Comer SAB de CV	242,046	531,639
	Megacable Holdings SAB de CV	376,795	1,184,782
*	Minera Frisco SAB de CV, Class A1	658,986	105,687
*Ω	Nemak SAB de CV	942,675	302,869
	Operadora de Sites Mexicanos SA de CV, Class A	380,543	401,954
	Orbia Advance Corp. SAB de CV	391,981	781,027
*	Organizacion Cultiba SAB de CV	24,314	14,513
	Organizacion Soriana SAB de CV, Class B	220,844	358,290
	Promotora y Operadora de Infraestructura SAB de CV	95,570	932,734
#	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	95,110
	Qualitas Controladora SAB de CV	80,574	445,092
	Regional SAB de CV	84,875	734,422
*	Sitios Latinoamerica SAB de CV	166,733	76,768
*	Vista Energy SAB de CV, ADR	32,384	514,906
*	Vista Energy SAB de CV	2,091	34,346
	Vitro SAB de CV, Class A	86,697	92,081
	Wal-Mart de Mexico SAB de CV	375,814	1,467,891
TOTAL MEXICO			37,701,521
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	4,557	12,367
	Cementos Pacasmayo SAA, ADR	3,786	20,218
	Cia de Minas Buenaventura SAA, ADR	15,794	127,773
	Credicorp Ltd.	5,007	672,440
	Fossal SAA, ADR	6	13
	Intercorp Financial Services, Inc.	2,477	59,423
TOTAL PERU			892,234
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	437,000	71,951
	Aboitiz Equity Ventures, Inc.	228,280	238,323
	ACEN Corp.	551,716	70,975
	AllHome Corp.	247,000	11,103
	Apex Mining Co., Inc.	1,119,000	40,772
*	Atlas Consolidated Mining & Development Corp.	602,000	48,675
	Ayala Corp.	23,386	304,131
	Ayala Land, Inc.	310,260	167,342
*	AyalaLand Logistics Holdings Corp.	481,300	26,651
	Bank of the Philippine Islands	334,015	643,148
	BDO Unibank, Inc.	464,109	1,046,769
*	Cebu Air, Inc.	77,060	60,466
	Cebu Landmasters, Inc.	465,178	22,044
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	31,992
	Century Pacific Food, Inc.	538,900	254,661
	China Banking Corp.	366,137	192,087
*	Converge Information & Communications Technology Solutions, Inc.	668,300	214,694

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	908,900	$78,083
	D&L Industries, Inc.	889,700	135,338
*	DITO CME Holdings Corp.	858,000	49,872
	DoubleDragon Corp.	395,590	49,901
	Filinvest Development Corp.	301,500	35,262
	Filinvest Land, Inc.	4,402,000	69,395
	First Gen Corp.	126,500	40,750
	First Philippine Holdings Corp.	137,850	159,135
	Global Ferronickel Holdings, Inc.	762,228	34,917
	Globe Telecom, Inc.	6,275	232,691
	GT Capital Holdings, Inc.	35,099	328,324
*	Holcim Philippines, Inc.	298,600	22,537
*	Integrated Micro-Electronics, Inc.	322,160	31,302
#	International Container Terminal Services, Inc.	122,500	465,689
	JG Summit Holdings, Inc.	331,628	326,190
	Jollibee Foods Corp.	82,940	361,883
*	MacroAsia Corp.	197,440	17,954
	Manila Electric Co.	24,100	123,987
	Manila Water Co., Inc.	615,600	222,201
#*	Max's Group, Inc.	165,400	15,556
	Megaworld Corp.	4,594,600	178,596
	Metropolitan Bank & Trust Co.	635,295	667,468
	Nickel Asia Corp.	2,344,000	270,924
*	Petron Corp.	1,456,800	67,009
††	Philcomsat Holdings Corp.	27,762	30
	Philex Mining Corp.	819,300	43,804
*	Philippine National Bank	176,952	63,942
*	Philippine Seven Corp.	20,200	27,715
	Philippine Stock Exchange, Inc.	5,304	17,178
*	Phoenix Petroleum Philippines, Inc.	189,140	28,772
	Pilipinas Shell Petroleum Corp.	226,990	72,397
#	PLDT, Inc., Sponsored ADR	8,050	206,080
	PLDT, Inc.	12,405	307,434
	Puregold Price Club, Inc.	518,160	318,289
*	PXP Energy Corp.	26,600	3,202
	RFM Corp.	532,000	35,101
	Rizal Commercial Banking Corp.	339,756	145,809
	Robinsons Land Corp.	1,016,066	285,213
	Robinsons Retail Holdings, Inc.	191,370	204,051
	Security Bank Corp.	226,646	382,491
	Shakey's Pizza Asia Ventures, Inc.	93,500	14,389
	SM Investments Corp.	15,655	264,729
	SM Prime Holdings, Inc.	587,812	398,289
	Synergy Grid & Development Phils, Inc.	253,100	51,010
*	Top Frontier Investment Holdings, Inc.	10,142	17,374
	Union Bank of the Philippines	220,322	390,326
	Universal Robina Corp.	145,640	367,914
	Vista Land & Lifescapes, Inc.	2,559,400	83,140
	Vistamalls, Inc.	82,400	4,680
	Wilcon Depot, Inc.	396,400	232,200
TOTAL PHILIPPINES			11,396,307
POLAND — (0.8%)
*	11 bit studios SA	494	66,769
	AB SA	4,045	48,007
*	Agora SA	20,446	26,432
*	Alior Bank SA	47,214	429,000
*Ω	Allegro.eu SA	9,200	64,037
	Alumetal SA	3,375	57,655

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Amica SA	2,295	$46,384
*	AmRest Holdings SE	26,611	125,897
	Apator SA	7,981	25,806
	ASBISc Enterprises PLC	18,187	92,260
	Asseco Poland SA	16,295	286,772
	Asseco South Eastern Europe SA	5,768	58,729
	Auto Partner SA	25,348	88,829
	Bank Handlowy w Warszawie SA	6,798	127,215
*	Bank Millennium SA	148,120	176,317
*	Bank Ochrony Srodowiska SA	29,683	61,229
	Bank Polska Kasa Opieki SA	11,362	242,798
*	Benefit Systems SA	611	117,327
*	Bioton SA	12,311	9,858
	Boryszew SA	41,223	51,883
	Budimex SA	4,331	278,539
	Bumech SA	1,127	13,785
*	CCC SA	10,814	110,253
	CD Projekt SA	10,078	325,205
	Celon Pharma SA	5,344	21,271
*	CI Games SA	84,206	54,625
	Ciech SA	10,660	118,304
	Cognor Holding SA	94,227	155,750
	ComArch SA	1,340	51,096
	Cyfrowy Polsat SA	62,109	263,727
	Develia SA	172,377	104,466
*Ω	Dino Polska SA	5,898	534,327
#	Dom Development SA	3,585	83,680
	Echo Investment SA	52,622	38,659
*	Erbud SA	1,249	10,166
#	Fabryki Mebli Forte SA	8,318	45,932
*	Famur SA	84,005	70,754
	Globe Trade Centre SA	52,134	74,381
*	Grupa Azoty SA	24,892	261,618
	Grupa Kety SA	4,116	475,125
	ING Bank Slaski SA	5,162	206,090
	Inter Cars SA	2,946	309,040
	Kernel Holding SA	25,108	107,232
	KGHM Polska Miedz SA	23,332	762,795
#	KRUK SA	5,967	484,843
	LiveChat Software SA	5,036	146,678
	LPP SA	214	501,272
*	mBank SA	2,053	151,353
*	Mercator Medical SA	718	7,688
	Mirbud SA	33,062	44,553
	Mo-BRUK SA	777	52,194
	Neuca SA	708	102,120
	Orange Polska SA	120,912	195,198
	PlayWay SA	520	48,970
*	Polimex-Mostostal SA	44,077	53,696
	Polski Koncern Naftowy Orlen SA	137,109	2,059,325
	Powszechna Kasa Oszczednosci Bank Polski SA	85,711	639,276
	Powszechny Zaklad Ubezpieczen SA	82,735	703,246
	Santander Bank Polska SA	2,847	189,275
*	Selvita SA	665	13,188
	Stalexport Autostrady SA	50,770	34,870
	TEN Square Games SA	2,533	75,144
	Tim SA	6,009	47,008
#	Votum SA	3,795	48,000
	VRG SA	93,660	72,232

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	7,860	$68,429
*	Wawel SA	61	6,613
	Wirtualna Polska Holding SA	4,885	117,235
Ω	XTB SA	14,364	109,965
TOTAL POLAND			12,652,395
QATAR — (0.9%)
	Aamal Co.	913,228	246,494
	Al Khaleej Takaful Group QSC	52,654	32,365
	Al Meera Consumer Goods Co. QSC	44,525	197,213
	Baladna	351,561	144,260
	Barwa Real Estate Co.	507,868	397,245
	Commercial Bank PSQC	448,509	741,455
*	Dlala Brokerage & Investments Holding Co. QSC	29,090	9,082
	Doha Bank QPSC	712,303	378,846
	Doha Insurance Co. QSC	98,245	56,878
*	Estithmar Holding QPSC	182,422	84,545
*	Gulf International Services QSC	705,259	344,266
	Gulf Warehousing Co.	153,391	143,920
	Industries Qatar QSC	154,238	597,579
*	Lesha Bank LLC	397,057	125,183
#	Mannai Corp. QSC	116,821	248,642
	Masraf Al Rayan QSC	726,716	547,162
*	Mazaya Real Estate Development QPSC	286,313	54,491
	Mesaieed Petrochemical Holding Co.	535,113	317,448
	Ooredoo QPSC	331,753	815,167
	Qatar Aluminum Manufacturing Co.	979,467	491,738
	Qatar Electricity & Water Co. QSC	91,587	447,704
	Qatar Fuel QSC	115,971	569,902
	Qatar Industrial Manufacturing Co. QSC	102,204	88,739
	Qatar Insurance Co. SAQ	715,979	359,536
	Qatar International Islamic Bank QSC	116,280	330,311
	Qatar Islamic Bank SAQ	135,339	732,666
	Qatar Islamic Insurance Group	24,888	59,288
	Qatar National Bank QPSC	803,974	3,985,293
	Qatar Navigation QSC	248,253	649,739
*	Salam International Investment Ltd. QSC	588,046	99,309
#	United Development Co. QSC	822,876	274,100
	Vodafone Qatar QSC	1,147,594	541,856
*	Widam Food Co.	57,353	25,308
	Zad Holding Co.	32,505	125,800
TOTAL QATAR			14,263,530
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	32,610	0
*††	Globaltrans Investment PLC,GDR	23,371	0
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
#*††	PhosAgro PJSC,GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Ros Agro PLC,GDR	8,019	0
*††	Rostelecom PJSC,Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC,Sponsored ADR	286,504	0
*††	VK Co. Ltd.,GDR	18,173	0
*††	VTB Bank PJSC,GDR	431,770	0
#*††	X5 Retail Group NV,GDR	15,650	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (3.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	9,217	$57,763
	Abdullah Al Othaim Markets Co.	17,744	499,163
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	40,261
	Advanced Petrochemical Co.	55,829	704,096
*	Al Alamiya for Cooperative Insurance Co.	10,339	37,541
	Al Babtain Power & Telecommunication Co.	11,496	69,946
*	Al Etihad Cooperative Insurance Co.	10,850	49,082
*	Al Gassim Investment Holding Co.	8,807	56,157
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,965	75,727
	Al Jouf Agricultural Development Co.	9,442	119,437
*	Al Khaleej Training & Education Co.	19,347	78,744
	Al Moammar Information Systems Co.	3,129	80,209
*	Al Rajhi Bank	243,955	5,355,116
*	Al Rajhi Co. for Co-operative Insurance	6,218	168,490
*	Al Sagr Cooperative Insurance Co.	2,023	8,794
	Al Yamamah Steel Industries Co.	11,361	74,300
*	AlAbdullatif Industrial Investment Co.	20,063	90,513
	Alandalus Property Co.	14,474	66,603
	Alaseel Co.	10,068	102,080
*	Al-Baha Development & Investment Co.	5,800	20,036
	Aldrees Petroleum & Transport Services Co.	16,486	350,662
	Alinma Bank	147,454	1,299,074
*	AlJazira Takaful Ta'awuni Co.	13,178	65,155
*	Allianz Saudi Fransi Cooperative Insurance Co.	21,572	85,536
*	Allied Cooperative Insurance Group	2,927	9,722
	Almarai Co. JSC	54,039	800,849
	Al-Omran Industrial & Trading Co.	1,334	26,293
	Alujain Corp.	12,548	133,527
	Arab National Bank	126,616	936,072
*	Arab Sea Information Systems Co.	1,790	35,121
	Arabian Centres Co. Ltd.	37,160	198,939
#	Arriyadh Development Co.	39,340	199,778
	Astra Industrial Group	21,806	316,101
	Ataa Educational Co.	6,732	93,583
	Baazeem Trading Co.	2,094	35,725
*	Bank AlBilad	91,173	1,094,853
	Bank Al-Jazira	115,945	601,867
	Banque Saudi Fransi	83,433	912,328
*	Basic Chemical Industries Ltd.	5,959	57,070
*	Batic Investments & Logistic Co.	7,124	44,645
	Bawan Co.	16,280	141,075
#	Bupa Arabia for Cooperative Insurance Co.	12,402	517,411
*	Buruj Cooperative Insurance Co.	8,910	43,027
#*	Chubb Arabia Cooperative Insurance Co.	5,307	25,620
*	Co. for Cooperative Insurance	25,011	561,732
*	Dar Al Arkan Real Estate Development Co.	226,469	757,940
*	Dur Hospitality Co.	28,354	177,007
	Electrical Industries Co.	11,170	80,020
	Etihad Etisalat Co.	183,221	1,730,926
*	Fawaz Abdulaziz Al Hokair & Co.	21,304	103,950
*	Fitaihi Holding Group	8,191	67,848
*	Gulf General Cooperative Insurance Co.	9,599	20,924
	Gulf Insurance Group	12,759	97,675
*	Gulf Union Cooperative Insurance Co.	9,954	24,953
	Halwani Brothers Co.	5,561	84,982
*	Herfy Food Services Co.	13,457	130,499
	Jarir Marketing Co.	15,940	640,701
*	Jazan Energy & Development Co.	15,726	54,825
	L'Azurde Co. for Jewelry	22,713	79,693

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Leejam Sports Co. JSC	10,386	$235,260
	Maharah Human Resources Co.	7,053	101,514
*	Malath Cooperative Insurance Co.	10,330	38,335
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	29,257	77,399
*	Methanol Chemicals Co.	23,909	166,827
	Middle East Paper Co.	20,062	161,911
*	Middle East Specialized Cables Co.	12,928	37,204
*	Mobile Telecommunications Co. Saudi Arabia	315,322	882,422
*	Nama Chemicals Co.	6,624	58,749
*	National Agriculture Development Co.	24,751	154,200
	National Co. for Glass Industries	7,664	71,245
	National Co. for Learning & Education	2,960	63,759
	National Gas & Industrialization Co.	12,876	180,766
*	National Industrialization Co.	63,014	208,492
*	National Metal Manufacturing & Casting Co.	9,764	49,739
*	Rabigh Refining & Petrochemical Co.	171,258	512,598
	Riyad Bank	221,026	1,823,109
	SABIC Agri-Nutrients Co.	17,260	632,841
	Sahara International Petrochemical Co.	156,478	1,556,846
*	Saudi Airlines Catering Co.	16,221	328,142
*	Saudi Arabian Cooperative Insurance Co.	5,253	17,656
*	Saudi Arabian Mining Co.	167,783	3,319,979
	Saudi Automotive Services Co.	12,855	121,367
	Saudi Basic Industries Corp.	203,318	5,045,461
	Saudi British Bank	133,868	1,297,096
	Saudi Ceramic Co.	22,759	187,491
*	Saudi Co. For Hardware CJSC	7,976	63,589
*	Saudi Ground Services Co.	32,800	194,953
	Saudi Industrial Development Co.	3,752	11,793
	Saudi Industrial Investment Group	106,400	706,971
	Saudi Industrial Services Co.	26,893	166,955
	Saudi Investment Bank	111,835	537,270
*	Saudi Kayan Petrochemical Co.	347,931	1,240,322
*	Saudi Marketing Co.	13,951	81,780
	Saudi National Bank	196,826	2,491,733
*	Saudi Paper Manufacturing Co.	9,037	63,291
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,416	143,477
*	Saudi Printing & Packaging Co.	12,969	64,531
*	Saudi Public Transport Co.	27,268	124,616
*	Saudi Real Estate Co.	50,887	166,191
*	Saudi Reinsurance Co.	22,774	97,274
*	Saudi Research & Media Group	10,001	501,420
#*	Saudi Steel Pipe Co.	4,989	26,325
	Saudi Telecom Co.	302,693	2,987,335
	Saudia Dairy & Foodstuff Co.	6,999	439,374
	Savola Group	91,016	730,306
*	Seera Group Holding	84,811	419,482
*	Sinad Holding Co.	33,006	97,301
*	Tabuk Agriculture	6,681	30,498
*	Takween Advanced Industries Co.	13,249	35,102
	United Electronics Co.	15,439	313,047
	United International Transportation Co.	20,025	268,043
	United Wire Factories Co.	7,305	49,681
*	Walaa Cooperative Insurance Co.	19,183	76,927
*	Wataniya Insurance Co.	5,961	26,547
	Yanbu National Petrochemical Co.	75,162	890,669
	Zahrat Al Waha For Trading Co.	3,736	34,534
*	Zamil Industrial Investment Co.	17,947	81,189
TOTAL SAUDI ARABIA			50,884,700

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	$0
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	179,558	2,063,536
	Adcock Ingram Holdings Ltd.	36,601	107,620
	Advtech Ltd.	246,030	262,443
	AECI Ltd.	62,237	313,387
	Afrimat Ltd.	19,747	62,395
	Alexander Forbes Group Holdings Ltd.	187,471	53,028
	Altron Ltd., Class A	122,825	61,648
	Alviva Holdings Ltd.	81,663	130,015
	Anglo American Platinum Ltd.	11,080	824,031
	AngloGold Ashanti Ltd.	1	21
	AngloGold Ashanti Ltd., Sponsored ADR	77,088	1,620,390
*	ArcelorMittal South Africa Ltd.	98,067	22,271
#	Astral Foods Ltd.	22,266	206,338
*	Aveng Ltd.	47,692	38,161
#	AVI Ltd.	134,151	572,600
	Barloworld Ltd.	116,255	601,023
	Bid Corp. Ltd.	50,835	1,049,474
	Bidvest Group Ltd.	86,447	1,116,393
*	Blue Label Telecoms Ltd.	310,079	92,832
*	Brait PLC	400,143	87,916
#	Capitec Bank Holdings Ltd.	7,062	729,407
	Cashbuild Ltd.	7,997	86,331
	Caxton & CTP Publishers & Printers Ltd.	26,485	13,520
*	City Lodge Hotels Ltd.	109,299	31,463
	Clicks Group Ltd.	62,711	957,215
	Coronation Fund Managers Ltd.	117,396	236,384
	Curro Holdings Ltd.	68,507	35,917
	DataTec Ltd.	135,627	265,650
Ω	Dis-Chem Pharmacies Ltd.	168,787	289,862
*	Discovery Ltd.	92,607	736,609
#	DRDGOLD Ltd., Sponsored ADR	5,808	46,812
	DRDGOLD Ltd.	70,516	56,321
*	EOH Holdings Ltd.	18,622	1,755
	Famous Brands Ltd.	27,058	93,925
	FirstRand Ltd.	1,025,733	3,811,212
	Foschini Group Ltd.	145,188	907,560
	Gold Fields Ltd., Sponsored ADR	226,538	2,591,595
	Grand Parade Investments Ltd.	131,391	24,978
	Grindrod Ltd.	196,706	118,001
	Harmony Gold Mining Co. Ltd.	110,175	392,374
	Harmony Gold Mining Co. Ltd., Sponsored ADR	187,732	658,939
	Hudaco Industries Ltd.	13,408	111,656
	Impala Platinum Holdings Ltd.	212,158	2,460,148
	Investec Ltd.	97,265	617,825
#	Italtile Ltd.	146,465	112,394
	JSE Ltd.	25,147	167,728
	KAP Industrial Holdings Ltd.	1,555,097	370,848
	Kumba Iron Ore Ltd.	14,533	445,001
	Lewis Group Ltd.	31,623	83,591
	Libstar Holdings Ltd.	68,247	24,265
#	Metair Investments Ltd.	112,419	160,921
	MiX Telematics Ltd., Sponsored ADR	8,700	75,255
	Momentum Metropolitan Holdings	734,402	801,096
	Motus Holdings Ltd.	96,010	680,228
#	Mpact Ltd.	67,311	112,463
	Mr Price Group Ltd.	65,889	623,522
	MTN Group Ltd.	470,128	3,979,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	MultiChoice Group	137,582	$949,915
*	Murray & Roberts Holdings Ltd.	144,674	22,542
	Naspers Ltd., Class N	5,286	1,021,989
	Nedbank Group Ltd.	83,920	1,087,670
#	NEPI Rockcastle NV	108,165	672,062
	Ninety One Ltd.	70,557	174,385
*	Northam Platinum Holdings Ltd.	82,999	814,036
	Oceana Group Ltd.	44,494	176,314
	Old Mutual Ltd.	1,327,902	905,203
	Omnia Holdings Ltd.	97,168	350,345
Ω	Pepkor Holdings Ltd.	590,642	698,170
	Pick n Pay Stores Ltd.	151,459	485,180
*	PPC Ltd.	570,869	87,305
	PSG Konsult Ltd.	145,372	106,869
	Raubex Group Ltd.	81,441	112,302
	RCL Foods Ltd.	31,776	18,416
	Reunert Ltd.	89,471	295,004
	RFG Holdings Ltd.	55,653	39,278
	Royal Bafokeng Platinum Ltd.	74,273	708,682
	Sanlam Ltd.	242,995	787,456
	Santam Ltd.	15,552	250,856
#	Sappi Ltd.	356,384	1,056,409
	Shoprite Holdings Ltd.	85,621	1,185,265
	Sibanye Stillwater Ltd.	455,456	1,203,884
#	Sibanye Stillwater Ltd., ADR	88,124	948,218
*	Southern Sun Ltd.	107,177	29,128
	SPAR Group Ltd.	75,660	598,685
	Spur Corp. Ltd.	47,027	57,556
	Stadio Holdings Ltd.	92,501	24,868
#	Standard Bank Group Ltd.	229,664	2,291,516
*	Steinhoff International Holdings NV	344,006	9,986
	Super Group Ltd.	237,226	376,577
*	Telkom SA SOC Ltd.	198,197	396,510
	Tiger Brands Ltd.	61,734	738,540
	Transaction Capital Ltd.	126,735	251,753
	Truworths International Ltd.	164,068	625,249
	Vodacom Group Ltd.	84,332	592,673
#*	Wilson Bayly Holmes-Ovcon Ltd.	22,138	125,604
	Woolworths Holdings Ltd.	267,169	1,158,854
*	Zeda Ltd.	116,255	88,862
TOTAL SOUTH AFRICA			53,721,862
SOUTH KOREA — (12.7%)
*	3S Korea Co. Ltd.	8,243	15,284
*	ABco Electronics Co. Ltd.	3,678	31,335
*	ABOV Semiconductor Co. Ltd.	4,484	34,477
*	Abpro Bio Co. Ltd.	45,652	15,776
*	ADTechnology Co. Ltd.	2,141	25,605
	Advanced Nano Products Co. Ltd.	783	53,715
	Advanced Process Systems Corp.	4,776	74,408
	Aekyung Industrial Co. Ltd.	1,744	27,885
*	AeroSpace Technology of Korea, Inc.	11,790	39,247
	AfreecaTV Co. Ltd.	3,056	198,677
#*	Agabang&Company	11,629	35,878
	Ahnlab, Inc.	849	64,895
	AJ Networks Co. Ltd.	9,486	48,230
*	Ajin Industrial Co. Ltd.	15,410	34,074
	AK Holdings, Inc.	3,587	53,804
*	Alteogen, Inc.	1,460	43,992

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ALUKO Co. Ltd.	23,115	$53,006
*	Amicogen, Inc.	1,800	28,337
*	Aminologics Co. Ltd.	10,765	17,349
*	Amo Greentech Co. Ltd.	2,151	23,397
	Amorepacific Corp.	1,352	160,708
	Amorepacific Group	5,550	185,801
*	Amotech Co. Ltd.	2,051	48,940
*	Anam Electronics Co. Ltd.	28,466	45,538
*	Ananti, Inc.	26,064	168,034
*	Anapass, Inc.	2,273	26,553
*	Anterogen Co. Ltd.	1,366	15,342
*	Apact Co. Ltd.	9,300	21,247
	APLUS Asset Advisor Co. Ltd.	2,705	10,562
*	Aprogen, Inc.	35,931	51,054
*	APS Holdings Corp.	2,963	34,007
	APTC Co. Ltd.	4,938	45,924
*	Aroot Co. Ltd.	25,816	9,942
	Asia Pacific Satellite, Inc.	1,533	14,307
	Asia Paper Manufacturing Co. Ltd.	2,346	75,552
*	ASTORY Co. Ltd.	1,150	22,644
*	A-Tech Solution Co. Ltd.	1,734	14,108
	Atinum Investment Co. Ltd.	21,634	52,458
	AUK Corp.	11,649	21,987
	Aurora World Corp.	2,940	19,572
	Autech Corp.	3,791	19,050
	Avaco Co. Ltd.	3,020	35,880
*	Avatec Co. Ltd.	1,270	15,676
	Baiksan Co. Ltd.	5,179	37,442
*	Barunson Entertainment & Arts Corp.	34,469	30,576
*	Benoholdings, Inc.	9,622	23,424
	BGF Co. Ltd.	15,592	53,923
	BGF retail Co. Ltd.	2,051	310,870
	BGFecomaterials Co. Ltd.	4,024	17,903
*	BH Co. Ltd.	8,904	149,571
*	Binex Co. Ltd.	3,540	29,801
	Binggrae Co. Ltd.	3,085	103,601
*	Bioneer Corp.	2,941	64,133
*	BioSmart Co. Ltd.	5,234	16,009
	BIT Computer Co. Ltd.	4,083	24,949
	Bixolon Co. Ltd.	3,947	25,938
*	BL Pharmtech Corp.	19,065	9,968
	BNK Financial Group, Inc.	71,549	412,757
*	Boditech Med, Inc.	7,161	70,146
	BoKwang Industry Co. Ltd.	5,306	26,993
	Bolak Co. Ltd.	8,270	12,755
	Bookook Securities Co. Ltd.	1,360	20,920
*	Bosung Power Technology Co. Ltd.	4,497	15,878
*	Bubang Co. Ltd.	9,037	17,082
*	Bucket Studio Co. Ltd.	16,344	18,853
*	Bukwang Pharmaceutical Co. Ltd.	8,479	64,272
*	BusinessOn Communication Co. Ltd.	1,802	12,232
	BYC Co. Ltd.	139	41,746
	Byucksan Corp.	18,730	36,142
*	Caelum Co. Ltd.	3,189	7,271
*	Cafe24 Corp.	2,651	24,512
*	CammSys Corp.	10,571	18,330
	Camus Engineering & Construction, Inc.	20,344	34,798
	Cape Industries Ltd.	7,657	27,554
*	Capro Corp.	11,235	19,149

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Caregen Co. Ltd.	475	$55,995
*	Carelabs Co. Ltd.	2,530	16,936
	Celltrion Healthcare Co. Ltd.	2,580	120,745
*	Celltrion Pharm, Inc.	2,628	137,193
*	Cellumed Co. Ltd.	7,247	30,496
*	Changhae Ethanol Co. Ltd.	1,423	12,654
*	Cheil Bio Co. Ltd.	6,609	6,737
	Cheil Worldwide, Inc.	16,465	294,242
	Chemtronics Co. Ltd.	3,793	45,945
*	Chemtros Co. Ltd.	3,277	21,528
	Cheryong Electric Co. Ltd.	2,732	24,640
*	ChinHung International, Inc.	46,523	52,585
	Chinyang Holdings Corp.	9,810	25,405
	Chips&Media, Inc.	1,109	14,279
*	Choil Aluminum Co. Ltd.	30,283	53,332
#	Chong Kun Dang Pharmaceutical Corp.	1,997	132,643
*	Choong Ang Vaccine Laboratory	2,018	17,933
*	Chorokbaem Media Co. Ltd.	6,960	65,739
	Chosun Refractories Co. Ltd.	661	43,061
	Chunbo Co. Ltd.	553	107,739
*	CJ CGV Co. Ltd.	3,981	62,121
#	CJ CheilJedang Corp.	2,741	769,014
	CJ Corp.	6,789	455,123
	CJ ENM Co. Ltd.	4,162	364,087
	CJ Freshway Corp.	3,137	83,067
*	CJ Logistics Corp.	3,292	241,839
*	CJ Seafood Corp.	4,489	11,635
	CKD Bio Corp.	1,229	24,780
	Classys, Inc.	5,466	83,866
*	CLIO Cosmetics Co. Ltd.	1,429	19,945
*††	CNT85, Inc.	169	1,356
*	CoAsia Corp.	4,262	25,214
*	Com2uS Holdings Corp.	1,402	52,680
	Com2uSCorp	3,864	210,357
*	Comtec Systems Co. Ltd.	54,597	33,853
*	ContentreeJoongAng Corp.	983	22,732
*	Coreana Cosmetics Co. Ltd.	6,531	18,503
*	COSMAX NBT, Inc.	3,810	14,893
	Cosmax, Inc.	4,344	277,846
*	CosmoAM&T Co. Ltd.	3,918	189,657
*	Cosmochemical Co. Ltd.	4,374	82,504
	Coway Co. Ltd.	14,486	656,916
	Coweaver Co. Ltd.	2,317	15,085
	Cowintech Co. Ltd.	1,112	22,328
	Creas F&C Co. Ltd.	2,537	42,112
#*	Creative & Innovative System	6,808	56,982
	Creverse, Inc.	2,158	32,231
*	CrystalGenomics, Inc.	13,924	38,663
*	CS Bearing Co. Ltd.	3,290	23,188
	CS Wind Corp.	1,528	79,967
#*	CTC BIO, Inc.	5,345	27,233
*	Cube Entertainment, Inc.	1,235	20,362
	Cuckoo Holdings Co. Ltd.	3,956	52,909
	Cuckoo Homesys Co. Ltd.	5,138	124,837
*	Curexo, Inc.	4,984	33,441
*	Curo Co. Ltd.	85,448	26,465
*	CUROCOM Co. Ltd.	14,013	8,128
	Cymechs, Inc.	2,466	27,751
*	D&C Media Co. Ltd.	982	18,391

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	D.I Corp.	10,187	$43,614
*	DA Technology Co. Ltd.	5,161	14,973
	Dae Han Flour Mills Co. Ltd.	512	62,178
	Dae Hwa Pharmaceutical Co. Ltd.	1,633	11,282
	Dae Hyun Co. Ltd.	11,147	20,804
*	Dae Won Chemical Co. Ltd.	6,386	12,659
	Dae Won Kang Up Co. Ltd.	18,032	47,331
*	Dae Yu Co. Ltd.	6,267	20,340
*	Daea TI Co. Ltd.	9,962	27,669
*	Daebo Magnetic Co. Ltd.	664	36,269
	Daebongls Co. Ltd.	3,295	21,548
	Daechang Co. Ltd.	33,874	39,050
	Daedong Corp.	8,895	89,437
	Daeduck Electronics Co. Ltd.	13,780	241,989
	Daehan Green Power Corp.	21,365	10,436
	Daehan Steel Co. Ltd.	6,724	67,354
*	DAEHO AL Co. Ltd.	6,587	7,385
*	Dae-Il Corp.	6,283	20,366
	Daejoo Electronic Materials Co. Ltd.	1,093	76,782
	Daejung Chemicals & Metals Co. Ltd.	967	13,036
*	Daemyung Sonoseason Co. Ltd.	22,117	14,370
	Daesang Corp.	12,237	211,696
	Daesang Holdings Co. Ltd.	6,972	43,804
*	Daesung Eltec Co. Ltd.	21,022	11,460
*	Daesung Energy Co. Ltd.	2,270	19,821
*	Daesung Holdings Co. Ltd.	397	38,533
*	Daesung Industrial Co. Ltd.	9,382	33,048
*	Daesung Private Equity, Inc.	7,539	17,722
*	Daewon Cable Co. Ltd.	13,750	13,267
*	Daewon Media Co. Ltd.	2,290	30,820
	Daewon Pharmaceutical Co. Ltd.	6,562	90,217
	Daewon San Up Co. Ltd.	6,131	28,208
*	Daewoo Electronic Components Co. Ltd.	10,614	13,213
*	Daewoo Engineering & Construction Co. Ltd.	78,322	306,303
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,064	38,981
	Daewoong Co. Ltd.	7,350	132,626
	Daewoong Pharmaceutical Co. Ltd.	530	65,759
	Daihan Pharmaceutical Co. Ltd.	2,228	52,927
	Daishin Securities Co. Ltd.	18,605	203,704
*	Danal Co. Ltd.	10,543	50,901
	Daol Investment & Securities Co. Ltd.	15,603	42,796
*	Daou Data Corp.	6,320	255,194
	Daou Technology, Inc.	15,505	289,479
*	Dasan Networks, Inc.	12,203	42,390
	Dawonsys Co. Ltd.	5,106	63,116
*	Dayou Plus Co. Ltd.	20,668	13,209
#	DB Financial Investment Co. Ltd.	18,822	68,413
	DB HiTek Co. Ltd.	14,763	547,631
	DB Insurance Co. Ltd.	21,406	1,140,753
*	DB, Inc.	53,148	39,773
	DCM Corp.	1,844	19,690
	Dentium Co. Ltd.	2,353	226,142
*	Deutsch Motors, Inc.	11,957	59,006
*	Development Advance Solution Co. Ltd.	6,743	27,243
	Device ENG Co. Ltd.	2,741	33,786
	Devsisters Co. Ltd.	1,125	56,346
	DGB Financial Group, Inc.	91,952	595,697
	DI Dong Il Corp.	6,962	92,041
	Digital Daesung Co. Ltd.	6,132	33,642

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DIO Corp.	2,680	$48,281
	Display Tech Co. Ltd.	4,122	15,864
	DL Construction Co. Ltd.	4,967	59,130
	DL E&C Co. Ltd.	13,214	410,564
	DL Holdings Co. Ltd.	4,184	208,163
*	DMS Co. Ltd.	10,092	53,441
	DNF Co. Ltd.	3,289	41,615
	Dohwa Engineering Co. Ltd.	5,055	35,884
	Dong Ah Tire & Rubber Co. Ltd.	2,864	27,285
#	Dong-A Hwasung Co. Ltd.	4,478	39,152
	Dong-A ST Co. Ltd.	2,633	138,512
	Dong-Ah Geological Engineering Co. Ltd.	2,919	30,634
*	Dongbang Transport Logistics Co. Ltd.	19,111	41,829
	Dongbu Corp.	4,773	28,625
	Dongil Industries Co. Ltd.	233	36,831
*	Dongjin Semichem Co. Ltd.	10,258	281,271
	Dongkoo Bio & Pharma Co. Ltd.	3,136	16,069
	DongKook Pharmaceutical Co. Ltd.	7,571	105,130
	Dongkuk Industries Co. Ltd.	15,392	53,817
	Dongkuk Steel Mill Co. Ltd.	39,966	445,816
#	Dongkuk Structures & Construction Co. Ltd.	5,718	22,723
	Dongsuh Cos., Inc.	3,887	66,116
	Dongsung Chemical Co. Ltd.	15,065	55,164
	Dongsung Finetec Co. Ltd.	4,612	43,128
*	Dongsung Pharmaceutical Co. Ltd.	1,125	5,877
*	Dongwha Enterprise Co. Ltd.	1,900	82,862
	Dongwha Pharm Co. Ltd.	10,329	79,153
	Dongwon Development Co. Ltd.	20,377	56,722
	Dongwon F&B Co. Ltd.	897	119,621
	Dongwon Industries Co. Ltd.	3,445	129,082
	Dongwon Systems Corp.	1,184	42,278
	Dongyang E&P, Inc.	2,221	28,519
*	Dongyang Steel Pipe Co. Ltd.	18,247	15,154
	Doosan Bobcat, Inc.	15,710	445,822
	Doosan Co. Ltd.	2,123	160,983
*	Doosan Enerbility Co. Ltd.	26,357	360,424
*	Doosan Fuel Cell Co. Ltd.	2,956	80,507
	Doosan Tesna, Inc.	4,999	126,940
	DoubleUGames Co. Ltd.	4,965	199,157
	Douzone Bizon Co. Ltd.	5,152	147,254
*	Dream Security Co. Ltd.	11,309	31,262
	Dreamtech Co. Ltd.	10,806	84,684
	Drgem Corp.	1,032	8,951
*	DRTECH Corp.	15,498	20,273
*	DSC Investment, Inc.	4,299	15,502
*	DSK Co. Ltd.	3,466	17,328
*	Duk San Neolux Co. Ltd.	2,327	68,483
*	Duksan Hi-Metal Co. Ltd.	4,710	21,151
*	Duksan Techopia Co. Ltd.	1,125	13,373
	Duksung Co. Ltd.	5,873	26,386
	DY Corp.	8,382	40,164
	DY POWER Corp.	3,899	39,595
*	E Investment&Development Co. Ltd.	34,114	24,929
*	E& Corp. Co. Ltd.	8,851	29,013
*	E&M Co. Ltd.	45,035	13,136
	E1 Corp.	1,203	46,308
	Eagle Veterinary Technology Co. Ltd.	2,897	13,556
	Eagon Industrial Ltd.	2,383	15,573
*	Easy Bio, Inc.	7,041	23,349

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Easy Holdings Co. Ltd.	26,721	$63,447
	eBEST Investment & Securities Co. Ltd.	7,507	31,683
	Echo Marketing, Inc.	5,078	57,124
*	Eco&Dream Co. Ltd.	1,006	21,409
*	EcoBio Holdings Co. Ltd.	2,467	10,188
*	ECOCAB Co. Ltd.	4,313	15,879
#	Ecoplastic Corp.	19,200	46,799
	Ecopro BM Co. Ltd.	5,881	480,163
	Ecopro Co. Ltd.	1,756	176,776
	Ecopro HN Co. Ltd.	1,902	78,356
	e-Credible Co. Ltd.	1,402	18,750
*	Eehwa Construction Co. Ltd.	2,332	7,940
*	EG Corp.	493	3,596
*	Ehwa Technologies Information Co. Ltd.	64,549	35,568
*	Elentec Co. Ltd.	5,772	71,546
*	e-LITECOM Co. Ltd.	721	3,044
*	E-MART, Inc.	4,820	409,635
#*	EMKOREA Co. Ltd.	8,717	23,380
*	EM-Tech Co. Ltd.	5,840	107,551
	ENF Technology Co. Ltd.	4,871	92,336
*	Enplus Co. Ltd.	4,630	18,732
*	Enzychem Lifesciences Corp.	26,948	35,533
	Eo Technics Co. Ltd.	2,609	159,799
	Estechpharma Co. Ltd.	4,779	29,060
*	ESTsoft Corp.	1,284	12,730
*	E-TRON Co. Ltd.	112,634	14,447
*	Eubiologics Co. Ltd.	3,259	22,982
	Eugene Corp.	25,711	78,578
	Eugene Investment & Securities Co. Ltd.	27,685	62,213
	Eugene Technology Co. Ltd.	6,991	148,103
	Eusu Holdings Co. Ltd.	6,956	36,990
*	EV Advanced Material Co. Ltd.	4,951	6,872
*	Ewon Comfortech Co. Ltd.	2,152	11,685
*	E-World	14,086	19,612
#*	Exem Co. Ltd.	9,063	36,277
	Exicon Co. Ltd.	1,739	13,765
	Eyegene, Inc.	3,308	17,712
*	ezCaretech Co. Ltd.	672	16,165
	F&F Co. Ltd.	4,572	567,173
	F&F Holdings Co. Ltd.	430	10,194
*	FarmStory Co. Ltd.	38,484	55,889
	Fila Holdings Corp.	11,039	348,666
*	Fine M-Tec Co. Ltd.	5,699	35,763
	Fine Semitech Corp.	3,337	62,524
#*	Finetek Co. Ltd.	17,074	17,790
*	Flask Co. Ltd.	13,763	11,736
	Foosung Co. Ltd.	19,948	207,505
*	FSN Co. Ltd.	3,829	15,709
	Fursys, Inc.	1,797	43,291
*	Gabia, Inc.	4,174	42,616
	Galaxia Moneytree Co. Ltd.	2,236	14,846
	Gaon Cable Co. Ltd.	2,294	34,824
*	GemVax & Kael Co. Ltd.	4,742	56,850
	Gemvaxlink Co. Ltd.	20,694	23,297
*	Genematrix, Inc.	3,848	12,777
*	Genexine, Inc.	5,228	63,116
*	Genie Music Corp.	5,141	19,092
*	GenNBio, Inc.	14,237	19,940
	GENOLUTION, Inc.	3,327	26,223

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genomictree, Inc.	1,846	$14,274
	Genoray Co. Ltd.	4,726	31,454
	Geumhwa PSC Co. Ltd.	1,944	45,988
*	Gigalane Co. Ltd.	11,619	20,393
	Global Standard Technology Co. Ltd.	2,811	51,208
	Golfzon Co. Ltd.	1,742	200,517
	Golfzon Newdin Holdings Co. Ltd.	9,235	38,357
*††	Good People Co. Ltd.	8,494	1,364
	Gradiant Corp.	5,742	73,848
	Green Chemical Co. Ltd.	2,679	21,372
	Green Cross Corp.	894	94,007
	Green Cross Holdings Corp.	9,505	131,028
*	Green Cross Medical Science Corp.	2,202	9,580
	Green Cross Wellbeing Corp.	2,484	16,287
#	GS Engineering & Construction Corp.	20,008	381,572
*	GS Holdings Corp.	18,437	662,494
	GS Retail Co. Ltd.	12,599	296,093
*	Gwangju Shinsegae Co. Ltd.	1,600	41,886
	Hae In Corp.	3,104	18,686
	HAESUNG DS Co. Ltd.	4,727	153,913
	Han Kuk Carbon Co. Ltd.	6,109	59,942
#	Hana Financial Group, Inc.	71,408	2,836,827
	Hana Materials, Inc.	2,798	86,458
*	Hana Micron, Inc.	16,647	143,988
	Hana Pharm Co. Ltd.	2,648	33,773
*	Hanall Biopharma Co. Ltd.	6,016	80,732
	HanChang Paper Co. Ltd.	20,641	24,380
*	Hancom WITH, Inc.	5,353	29,428
*	Hancom, Inc.	4,544	53,046
	Handok, Inc.	4,481	61,697
	Handsome Co. Ltd.	7,877	175,553
	Hanil Feed Co. Ltd.	5,197	20,418
	Hanil Iron & Steel Co. Ltd.	6,765	17,280
#	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	15,035
*	Hanjin Kal Corp.	1,504	50,094
	Hanjin Transportation Co. Ltd.	4,408	78,910
	Hankook Shell Oil Co. Ltd.	303	58,149
	Hankook Tire & Technology Co. Ltd.	20,635	544,553
#	Hankuk Steel Wire Co. Ltd.	5,428	19,675
	Hanmi Semiconductor Co. Ltd.	15,744	183,558
#	HanmiGlobal Co. Ltd.	1,657	41,374
	Hannong Chemicals, Inc.	1,548	13,972
	Hanon Systems	34,208	255,198
*	Hans Biomed Corp.	1,476	15,702
	Hansae Co. Ltd.	7,886	104,674
	Hansae Yes24 Holdings Co. Ltd.	6,281	25,463
	Hanshin Construction Co. Ltd.	4,020	30,057
	Hanshin Machinery Co.	3,749	21,597
	Hansol Chemical Co. Ltd.	2,270	391,406
	Hansol Holdings Co. Ltd.	19,120	52,502
	Hansol HomeDeco Co. Ltd.	30,820	30,141
*	Hansol IONES Co. Ltd.	6,315	39,217
	Hansol Logistics Co. Ltd.	13,484	34,439
	Hansol Paper Co. Ltd.	9,682	103,079
*	Hansol Technics Co. Ltd.	14,047	66,129
	Hanssem Co. Ltd.	1,951	82,442
*	Hanwha General Insurance Co. Ltd.	21,441	75,229
	Hanwha Investment & Securities Co. Ltd.	55,055	151,109
*	Hanwha Life Insurance Co. Ltd.	122,230	273,019

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Solutions Corp.	17,232	$638,605
	Hanyang Eng Co. Ltd.	5,655	66,573
	Hanyang Securities Co. Ltd.	5,181	37,418
	Harim Co. Ltd.	26,787	63,385
	Harim Holdings Co. Ltd.	25,455	180,912
*	HB SOLUTION Co. Ltd.	1,778	18,313
	HB Technology Co. Ltd.	22,960	35,577
	HD Hyundai Co. Ltd.	16,109	800,767
	HDC Holdings Co. Ltd.	17,474	86,964
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	172,991
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	16,626
	HDCLabs Co. Ltd.	2,261	14,657
*	Hecto Financial Co. Ltd.	742	14,225
*	Hecto Innovation Co. Ltd.	1,972	22,664
*	Helixmith Co. Ltd.	7,110	67,887
*	HFR, Inc.	3,136	88,431
	HIMS Co. Ltd.	1,778	8,916
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	37,915
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	21,714
	HL D&I Halla Corp.	12,823	30,069
	HL Holdings Corp.	4,071	101,758
	HL Mando Co. Ltd.	11,871	431,753
*	HLB Global Co. Ltd.	4,117	19,691
*	HLB Life Science Co. Ltd.	15,756	143,430
*	HLB Therapeutics Co. Ltd.	4,379	42,365
*	HLB, Inc.	6,365	158,376
	HMM Co. Ltd.	100,215	1,782,182
	Home Center Holdings Co. Ltd.	40,607	41,159
*	Homecast Co. Ltd.	8,164	28,470
	Hotel Shilla Co. Ltd.	7,959	514,336
	HS Industries Co. Ltd.	19,339	64,977
*	HSD Engine Co. Ltd.	5,779	35,671
*	Hugel, Inc.	471	54,394
*	Humax Co. Ltd.	14,260	41,874
	Humedix Co. Ltd.	1,789	39,852
	Huons Co. Ltd.	3,135	75,048
	Huons Global Co. Ltd.	2,929	51,156
	Husteel Co. Ltd.	17,299	72,753
	Huvis Corp.	8,020	32,790
	Huvitz Co. Ltd.	4,994	46,543
	Hwa Shin Co. Ltd.	10,954	77,339
*	Hwail Pharm Co. Ltd.	9,698	19,204
	Hwangkum Steel & Technology Co. Ltd.	4,431	26,334
	Hwaseung Enterprise Co. Ltd.	7,570	63,087
	HwaSung Industrial Co. Ltd.	4,660	41,420
*	HYBE Co. Ltd.	472	74,261
	Hy-Lok Corp.	4,195	74,935
	Hyosung Advanced Materials Corp.	698	218,553
*	Hyosung Chemical Corp.	467	45,011
	Hyosung Corp.	2,725	156,508
*	Hyosung Heavy Industries Corp.	2,751	161,419
	Hyosung TNC Corp.	1,415	478,639
	HyosungITX Co. Ltd.	1,039	12,617
*	Hyulim ROBOT Co. Ltd.	15,388	36,326
	Hyundai Autoever Corp.	804	73,670
	Hyundai Bioland Co. Ltd.	2,761	31,110
	Hyundai BNG Steel Co. Ltd.	4,900	45,373
	Hyundai Construction Equipment Co. Ltd.	6,049	291,300
	Hyundai Corp.	4,150	56,078

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Corp. Holdings, Inc.	2,602	$22,870
	Hyundai Department Store Co. Ltd.	5,946	298,318
*	Hyundai Doosan Infracore Co. Ltd.	39,162	248,263
*	Hyundai Electric & Energy System Co. Ltd.	1,781	58,195
	Hyundai Elevator Co. Ltd.	10,045	243,976
*	Hyundai Energy Solutions Co. Ltd.	1,182	50,450
	Hyundai Engineering & Construction Co. Ltd.	18,938	588,770
*	HYUNDAI EVERDIGM Corp.	3,095	21,612
	Hyundai Ezwel Co. Ltd.	4,703	28,680
	Hyundai Futurenet Co. Ltd.	21,018	46,844
	Hyundai Greenfood Co. Ltd.	22,002	131,081
	Hyundai Home Shopping Network Corp.	2,566	116,860
	Hyundai Livart Furniture Co. Ltd.	6,686	51,702
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	717,253
*	Hyundai Mipo Dockyard Co. Ltd.	1,654	108,619
	Hyundai Mobis Co. Ltd.	7,427	1,241,847
	Hyundai Motor Co.	26,064	3,553,080
	Hyundai Motor Securities Co. Ltd.	9,906	76,125
*	Hyundai Rotem Co. Ltd.	3,405	76,692
	Hyundai Steel Co.	29,755	831,148
	Hyundai Wia Corp.	4,555	199,149
	Hyungkuk F&B Co. Ltd.	5,256	12,278
	HyVision System, Inc.	3,675	58,582
*	i3system, Inc.	1,104	17,834
*	iA, Inc.	37,651	20,466
	ICD Co. Ltd.	5,962	44,646
*	Icure Pharm, Inc.	1,494	3,208
	IDIS Holdings Co. Ltd.	2,685	30,039
	Il Sung Construction Co. Ltd.	4,662	10,085
	Iljin Diamond Co. Ltd.	748	11,242
	Iljin Electric Co. Ltd.	9,122	37,587
	Iljin Holdings Co. Ltd.	11,120	37,689
	Iljin Materials Co. Ltd.	2,395	123,151
	Iljin Power Co. Ltd.	4,220	44,730
	Ilshin Spinning Co. Ltd.	690	57,299
	Ilsung Pharmaceuticals Co. Ltd.	491	34,258
	Ilyang Pharmaceutical Co. Ltd.	3,326	51,505
	iMarketKorea, Inc.	8,309	69,334
	InBody Co. Ltd.	3,960	71,411
*	INCON Co. Ltd.	23,367	22,623
	Incross Co. Ltd.	1,911	26,350
*	Industrial Bank of Korea	80,278	670,016
*	Infinitt Healthcare Co. Ltd.	3,095	16,531
	InfoBank Corp.	1,192	12,319
*	Inhwa Precision Co. Ltd.	2,075	22,497
#	INITECH Co. Ltd.	1,369	4,644
*	InkTec Co. Ltd.	1,927	7,891
	Innocean Worldwide, Inc.	4,363	158,949
*	InnoWireless Co. Ltd.	1,034	27,865
	Innox Advanced Materials Co. Ltd.	7,249	185,047
*	Innox Corp.	852	15,207
#*	Inscobee, Inc.	19,359	23,605
*	Insun ENT Co. Ltd.	10,014	71,496
*	Insung Information Co. Ltd.	10,915	22,079
	Intekplus Co. Ltd.	2,819	39,117
	Intellian Technologies, Inc.	954	53,511
	Intelligent Digital Integrated Security Co. Ltd.	1,743	32,333
*	Interflex Co. Ltd.	7,180	57,464
	Interojo Co. Ltd.	1,536	38,022

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	INTOPS Co. Ltd.	5,223	$122,616
*	iNtRON Biotechnology, Inc.	4,530	31,735
	Inzi Controls Co. Ltd.	5,722	35,667
	IS Dongseo Co. Ltd.	9,358	265,638
	ISC Co. Ltd.	2,797	81,713
	i-SENS, Inc.	1,718	49,024
*	ISU Abxis Co. Ltd.	3,988	21,737
	ISU Chemical Co. Ltd.	4,724	75,258
*	IsuPetasys Co. Ltd.	16,409	103,469
*	ITCEN Co. Ltd.	3,817	13,202
*	ITEK, Inc.	3,626	27,233
*	ITM Semiconductor Co. Ltd.	1,624	37,342
	It's Hanbul Co. Ltd.	1,615	24,939
*	Jaeyoung Solutec Co. Ltd.	16,720	8,051
*	Jahwa Electronics Co. Ltd.	3,705	84,628
	JASTECH Ltd.	3,375	23,574
	JB Financial Group Co. Ltd.	46,009	380,139
	JC Chemical Co. Ltd.	9,362	55,659
*	Jeju Semiconductor Corp.	12,538	41,812
	Jinsung T.E.C.	5,113	54,285
	JLS Co. Ltd.	3,636	21,310
*	JNK Heaters Co. Ltd.	5,529	27,178
*	JNTC Co. Ltd.	6,404	29,649
*	Jokwang ILI Co. Ltd.	21,810	22,138
*	JoyCity Corp.	8,305	35,365
	JS Corp.	2,499	28,536
	Jungdawn Co. Ltd.	7,542	14,230
	Jusung Engineering Co. Ltd.	15,413	153,263
	JVM Co. Ltd.	1,700	27,260
	JW Life Science Corp.	3,290	32,109
	JYP Entertainment Corp.	7,401	438,752
*	Kakao Corp.	4,939	248,616
*	Kakao Games Corp.	1,669	63,452
*	Kanglim Co. Ltd.	24,778	20,214
	Kangnam Jevisco Co. Ltd.	1,835	31,320
*	Kangstem Biotech Co. Ltd.	9,275	21,812
	KAON Media Co. Ltd.	7,078	48,209
	KB Financial Group, Inc.	46,756	2,130,805
	KB Financial Group, Inc., ADR	46,853	2,147,273
#	KC Co. Ltd.	3,423	51,086
	KC Tech Co. Ltd.	3,975	58,810
	KCC Corp.	1,433	276,055
	KCC Glass Corp.	5,228	167,885
	KCTC	13,067	51,023
*	KEC Corp.	39,801	67,424
	KEPCO Engineering & Construction Co., Inc.	806	43,260
	KEPCO Plant Service & Engineering Co. Ltd.	3,989	112,549
	Keyang Electric Machinery Co. Ltd.	5,630	15,563
*	KEYEAST Co. Ltd.	3,383	26,321
	KG Chemical Corp.	5,062	97,878
#	KG Dongbu Steel	14,808	102,602
	KG Eco Technology Service Co. Ltd.	10,244	95,482
	Kginicis Co. Ltd.	7,291	78,756
	KGMobilians Co. Ltd.	9,604	46,507
*	KH Vatec Co. Ltd.	6,400	77,121
	Kia Corp.	65,728	3,580,987
*	KidariStudio, Inc.	4,366	33,290
	KINX, Inc.	1,034	53,466
#*	KISCO Corp.	7,715	42,472

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	KISCO Holdings Co. Ltd.	3,689	$53,541
	KISWIRE Ltd.	5,002	84,217
	KIWOOM Securities Co. Ltd.	7,418	594,809
*	KL-Net Corp.	4,538	10,509
*	KMW Co. Ltd.	2,243	49,507
	KNJ Co. Ltd.	1,163	13,249
	Koentec Co. Ltd.	6,645	39,443
	Koh Young Technology, Inc.	11,321	158,870
	Kolmar BNH Co. Ltd.	4,947	119,170
	Kolmar Korea Co. Ltd.	4,482	162,631
	Kolmar Korea Holdings Co. Ltd.	4,219	56,947
	Kolon Corp.	4,308	78,396
	Kolon Global Corp.	2,282	31,643
	Kolon Industries, Inc.	9,355	348,414
	Kolon Mobility Group Corp.	7,568	29,949
	Kolon Plastic, Inc.	3,586	28,041
	KoMiCo Ltd.	2,410	93,995
*	KONA I Co. Ltd.	3,514	50,967
#	Korea Alcohol Industrial Co. Ltd.	5,591	50,771
	Korea Arlico Pharm Co. Ltd.	2,061	10,933
	Korea Asset In Trust Co. Ltd.	27,658	69,257
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	41,739
*	Korea Circuit Co. Ltd.	9,159	102,305
	Korea District Heating Corp.	664	17,047
	Korea Electric Terminal Co. Ltd.	3,099	137,619
	Korea Electronic Certification Authority, Inc.	4,271	23,788
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	34,503
	Korea Export Packaging Industrial Co. Ltd.	845	20,861
#	Korea Flange Co. Ltd.	11,755	26,840
	Korea Gas Corp.	6,890	187,125
*	Korea Information & Communications Co. Ltd.	2,352	24,712
	Korea Investment Holdings Co. Ltd.	11,920	608,274
*	Korea Line Corp.	87,607	164,235
*	Korea Parts & Fasteners Co. Ltd.	6,995	33,231
	Korea Petrochemical Ind Co. Ltd.	1,862	251,194
	Korea Petroleum Industries Co.	3,884	33,955
	Korea Pharma Co. Ltd.	514	9,069
	Korea Ratings Corp.	326	18,235
#	Korea Real Estate Investment & Trust Co. Ltd.	73,914	83,236
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,602	493,732
	Korea Zinc Co. Ltd.	1,374	605,157
*	Korean Air Lines Co. Ltd.	56,382	1,115,586
	Korean Reinsurance Co.	45,961	281,745
*	Kortek Corp.	3,744	31,367
*	KOSES Co. Ltd.	874	7,339
*	KPM Tech Co. Ltd.	68,126	21,483
*	KPS Corp.	1,718	10,907
	KPX Chemical Co. Ltd.	1,121	44,986
	KSIGN Co. Ltd.	12,339	18,600
	KSS LINE Ltd.	8,802	67,206
*	KT Alpha Co. Ltd.	6,828	46,121
*	KT Corp., Sponsored ADR	12,498	178,846
	KT Skylife Co. Ltd.	11,384	77,220
	KT Submarine Co. Ltd.	2,435	11,360
	KTCS Corp.	9,824	34,658
	Ktis Corp.	11,445	32,048
	Kukdo Chemical Co. Ltd.	703	24,405
	Kukdong Oil & Chemicals Co. Ltd.	10,859	32,034
*	Kukje Pharma Co. Ltd.	3,945	16,205

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukjeon Pharmaceutical Co. Ltd.	3,661	$18,981
*	Kum Yang Co. Ltd.	2,432	52,658
*	Kumho HT, Inc.	61,887	45,614
	Kumho Petrochemical Co. Ltd.	8,698	1,046,153
*	Kumho Tire Co., Inc.	40,449	104,319
	KUMHOE&C Co. Ltd.	12,152	71,905
	Kumkang Kind Co. Ltd.	8,100	41,610
	Kwang Myung Electric Co. Ltd.	16,194	30,875
*	KX Hitech Co. Ltd.	19,773	21,647
#	KX Innovation Co. Ltd.	3,585	17,697
*	Kyeryong Construction Industrial Co. Ltd.	4,158	68,390
	Kyobo Securities Co. Ltd.	9,892	46,572
	Kyochon F&B Co. Ltd.	1,515	11,790
	Kyongbo Pharmaceutical Co. Ltd.	1,969	12,386
	Kyung Dong Navien Co. Ltd.	3,389	96,856
*	Kyung Nam Pharm Co. Ltd.	5,905	10,839
	Kyung Nong Corp.	1,022	9,096
	Kyungbang Co. Ltd.	5,365	46,811
*	Kyungchang Industrial Co. Ltd.	11,095	19,695
	KyungDong City Gas Co. Ltd.	1,502	31,008
	KyungDong Invest Co. Ltd.	280	19,716
#	Kyung-In Synthetic Corp.	15,465	57,825
#	L&C Bio Co. Ltd.	3,441	61,906
	L&F Co. Ltd.	2,654	448,045
	LabGenomics Co. Ltd.	19,173	107,078
*	Lake Materials Co. Ltd.	15,024	65,906
	LaonPeople, Inc.	2,880	18,664
	LB Semicon, Inc.	11,748	70,390
	LEADCORP, Inc.	6,842	43,082
	Lee Ku Industrial Co. Ltd.	11,047	29,197
	LEENO Industrial, Inc.	2,558	357,100
	LF Corp.	9,746	136,383
#	LG Chem Ltd.	4,351	2,455,717
	LG Corp.	14,146	952,651
#*	LG Display Co. Ltd., ADR	134,277	751,951
*	LG Display Co. Ltd.	34,347	382,459
#	LG Electronics, Inc.	38,603	3,163,112
	LG H&H Co. Ltd.	812	492,282
	LG HelloVision Co. Ltd.	17,834	67,898
	LG Innotek Co. Ltd.	3,840	855,509
	LG Uplus Corp.	102,489	926,833
	Lion Chemtech Co. Ltd.	3,023	17,638
	Lock & Lock Co. Ltd.	7,256	41,091
*	Longtu Korea, Inc.	2,910	7,440
*	LOT Vacuum Co. Ltd.	4,434	47,540
	Lotte Chemical Corp.	3,774	544,879
	Lotte Confectionery Co. Ltd.	1,356	132,242
	Lotte Corp.	6,544	172,487
*	Lotte Data Communication Co.	2,221	46,754
	LOTTE Fine Chemical Co. Ltd.	6,391	298,531
	LOTTE Himart Co. Ltd.	4,505	49,855
*	Lotte Non-Life Insurance Co. Ltd.	32,778	43,544
	Lotte Shopping Co. Ltd.	2,790	213,814
	LS Cable & System Asia Ltd.	1,638	9,754
	LS Corp.	5,173	297,350
	LS Electric Co. Ltd.	3,567	155,178
*	LTC Co. Ltd.	1,557	12,859
*	Lutronic Corp.	5,422	103,531
*	LVMC Holdings	27,970	63,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Hausys Ltd.	4,303	$136,670
	LX Semicon Co. Ltd.	4,342	285,512
	M.I.Tech Co. Ltd.	2,615	25,548
*	M2N Co. Ltd.	4,268	16,780
	Macquarie Korea Infrastructure Fund	72,968	706,211
	Maeil Dairies Co. Ltd.	2,167	89,493
	Maeil Holdings Co. Ltd.	3,426	25,012
	MAKUS, Inc.	5,043	37,144
#	Manho Rope & Wire Ltd.	810	24,045
	Mcnex Co. Ltd.	5,122	127,154
*	MDS Tech, Inc.	12,968	17,516
*	ME2ON Co. Ltd.	11,945	41,743
	Mecaro Co. Ltd.	1,683	16,014
*	Mediana Co. Ltd.	2,287	9,531
*	MEDICOX Co. Ltd.	3,726	5,506
*	Medifron DBT Co. Ltd.	5,858	9,997
*	Medipost Co. Ltd.	1,992	24,371
	Medy-Tox, Inc.	957	104,225
*	Meerecompany, Inc.	1,826	36,111
*	MegaStudy Co. Ltd.	3,816	33,797
*	MegaStudyEdu Co. Ltd.	3,460	209,930
	MEKICS Co. Ltd.	4,913	21,103
	Meritz Financial Group, Inc.	10,362	362,848
	Meritz Fire & Marine Insurance Co. Ltd.	8,712	364,945
	Meritz Securities Co. Ltd.	116,273	606,971
*	Mgame Corp.	5,065	33,299
#	Mi Chang Oil Industrial Co. Ltd.	382	22,898
*	MiCo BioMed Co. Ltd.	2,919	10,006
	MiCo Ltd.	11,862	81,976
	Mirae Asset Life Insurance Co. Ltd.	29,061	69,650
	Mirae Asset Securities Co. Ltd.	76,082	422,359
	Mirae Asset Venture Investment Co. Ltd.	12,030	52,027
	Miwon Chemicals Co. Ltd.	571	30,391
	Miwon Commercial Co. Ltd.	508	68,360
*	Miwon Holdings Co. Ltd.	324	26,232
	Miwon Specialty Chemical Co. Ltd.	519	58,875
	MK Electron Co. Ltd.	6,294	59,731
	MNTech Co. Ltd.	3,027	41,352
*	Mobase Electronics Co. Ltd.	7,394	8,699
*	Mobile Appliance, Inc.	4,796	12,323
*	Monalisa Co. Ltd.	2,670	6,512
	MonAmi Co. Ltd.	3,766	10,913
	Moonbae Steel Co. Ltd.	3,170	8,953
	Moorim P&P Co. Ltd.	14,195	48,879
	Moorim Paper Co. Ltd.	14,496	29,947
	Motonic Corp.	4,135	27,796
	Motrex Co. Ltd.	4,887	61,398
*	mPlus Corp.	1,540	12,567
*	MS Autotech Co. Ltd.	6,409	23,476
	Multicampus Co. Ltd.	1,164	35,630
*	N2Tech Co. Ltd.	15,054	8,584
#	Namhae Chemical Corp.	10,948	82,163
*	Namsun Aluminum Co. Ltd.	20,838	39,994
*	Namu Tech Co. Ltd.	8,990	24,575
*	Namuga Co. Ltd.	2,390	30,036
	Namyang Dairy Products Co. Ltd.	175	71,553
#*	NanoenTek, Inc.	3,851	17,676
	Nasmedia Co. Ltd.	1,721	35,321
*	Nature & Environment Co. Ltd.	22,791	23,473

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NAVER Corp.	4,617	$767,002
#	NCSoft Corp.	1,857	687,334
*	NDFOS Co. Ltd.	5,440	24,250
	NeoPharm Co. Ltd.	1,605	26,626
#*	Neowiz	1,902	65,231
	NEOWIZ HOLDINGS Corp.	1,665	40,989
*	Nepes Ark Corp.	3,572	57,732
*	NEPES Corp.	6,602	93,695
*	Neptune Co.	2,543	22,329
Ω	Netmarble Corp.	4,756	236,891
	New Power Plasma Co. Ltd.	10,372	38,840
	Nexen Corp.	9,997	32,549
	Nexen Tire Corp.	18,926	103,248
*	Next Entertainment World Co. Ltd.	3,907	27,069
	NEXTIN, Inc.	1,478	60,236
*	Nexturnbioscience Co. Ltd.	11,279	17,585
	NH Investment & Securities Co. Ltd.	47,239	353,952
*	NHN Corp.	8,909	211,941
	NHN KCP Corp.	8,874	103,922
	NI Steel Co. Ltd.	6,459	26,582
	NICE Holdings Co. Ltd.	9,918	108,062
	Nice Information & Telecommunication, Inc.	2,947	63,821
	NICE Information Service Co. Ltd.	14,058	148,712
	NICE Total Cash Management Co. Ltd.	7,593	31,035
*	NK Co. Ltd.	30,243	23,156
	Nong Shim Holdings Co. Ltd.	900	49,045
	Nong Woo Bio Co. Ltd.	3,988	29,609
	NongShim Co. Ltd.	692	192,946
	Noroo Holdings Co. Ltd.	1,493	12,535
	NOROO Paint & Coatings Co. Ltd.	4,323	28,688
	NOVAREX Co. Ltd.	5,053	44,199
	NPC	7,683	40,932
*	NSN Co. Ltd.	13,420	7,665
*	Nuintek Co. Ltd.	6,889	15,717
*	Oceanbridge Co. Ltd.	1,416	16,075
*	OCI Co. Ltd.	7,896	579,885
	Okong Corp.	7,450	21,807
*	Omnisystem Co. Ltd.	14,815	20,847
	Openbase, Inc.	7,316	19,277
	OptoElectronics Solutions Co. Ltd.	1,981	31,046
*	OPTRON-TEC, Inc.	8,958	27,689
	OPTUS Pharmaceutical Co. Ltd.	4,848	24,984
	Orion Corp.	3,866	391,302
	Orion Holdings Corp.	12,345	156,749
*	Osstem Implant Co. Ltd.	3,537	538,050
*††	Osung Advanced Materials Co. Ltd.	28,148	39,288
	Ottogi Corp.	406	156,986
*	Paik Kwang Industrial Co. Ltd.	13,688	48,871
	Pan Ocean Co. Ltd.	124,484	613,210
*	PANAGENE, Inc.	3,418	10,183
	Pang Rim Co. Ltd.	3,988	18,114
*	Park Systems Corp.	1,226	122,596
	Partron Co. Ltd.	20,598	145,513
	Paseco Co. Ltd.	3,138	38,228
*	Pearl Abyss Corp.	1,494	55,374
	People & Technology, Inc.	6,697	243,147
	PHA Co. Ltd.	3,537	20,817
*	PharmAbcine	3,500	8,295
*	PharmaResearch Co. Ltd.	1,521	95,952

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PharmGen Science, Inc.	4,625	$25,672
*	Pharmicell Co. Ltd.	6,363	54,191
*	Philoptics Co. Ltd.	3,684	22,383
	PI Advanced Materials Co. Ltd.	5,680	158,121
*	PJ Electronics Co. Ltd.	1,293	9,127
*	Point Engineering Co. Ltd.	7,357	13,005
*	Polaris Office Corp.	9,317	11,201
	POSCO Chemical Co. Ltd.	670	122,811
	Posco ICT Co. Ltd.	15,763	87,275
	Posco M-Tech Co. Ltd.	4,984	35,041
	POSCO Steeleon Co. Ltd.	1,881	52,834
*	Power Logics Co. Ltd.	9,956	40,728
	Protec Co. Ltd.	1,743	32,388
	PSK, Inc.	7,547	110,007
	Pulmuone Co. Ltd.	5,745	53,000
*	Q Capital Partners Co. Ltd.	69,859	24,792
	QSI Co. Ltd.	1,365	12,652
*	RaonSecure Co. Ltd.	7,286	16,008
	Rayence Co. Ltd.	1,915	19,268
*	Remed Co. Ltd.	928	10,644
	Reyon Pharmaceutical Co. Ltd.	1,169	18,699
	RFHIC Corp.	3,423	67,581
*	RFTech Co. Ltd.	16,022	70,505
*	RN2 Technologies Co. Ltd.	1,205	9,076
*	Robostar Co. Ltd.	1,376	37,246
	Rorze Systems Corp.	1,847	12,704
	Rsupport Co. Ltd.	6,747	26,534
*	S Net Systems, Inc.	4,714	24,333
	S&S Tech Corp.	2,702	66,460
*	S.Y. Co. Ltd.	7,085	21,012
#	S-1 Corp.	3,873	181,213
#	Sajo Industries Co. Ltd.	851	29,559
	Sajodaerim Corp.	1,835	41,904
*	Sajodongaone Co. Ltd.	20,377	15,831
*	SAM KANG M&T Co. Ltd.	3,147	53,166
	Sam Young Electronics Co. Ltd.	4,997	38,226
#	Sam Yung Trading Co. Ltd.	6,134	63,754
*	Sambo Corrugated Board Co. Ltd.	2,855	24,750
*	Sambo Motors Co. Ltd.	8,689	38,490
*	Sambu Engineering & Construction Co. Ltd.	70,959	73,403
	Samchully Co. Ltd.	516	204,756
*	Samchuly Bicycle Co. Ltd.	2,321	16,363
	Samho Development Co. Ltd.	8,183	26,199
*	SAMHWA NETWORKS Co. Ltd.	9,959	26,961
	SAMHWA Paints Industrial Co. Ltd.	4,793	23,774
	Samick Musical Instruments Co. Ltd.	25,745	27,549
	Samick THK Co. Ltd.	2,406	25,937
	Samil Pharmaceutical Co. Ltd.	2,526	17,128
	Samji Electronics Co. Ltd.	5,168	36,629
*	Samjin LND Co. Ltd.	5,897	13,655
	Samjin Pharmaceutical Co. Ltd.	1,187	23,122
	Samkee Corp.	18,711	60,151
	Sammok S-Form Co. Ltd.	2,476	34,869
*Ω	Samsung Biologics Co. Ltd.	313	202,098
	Samsung C&T Corp.	6,056	584,897
	Samsung Card Co. Ltd.	6,778	167,130
	Samsung Climate Control Co. Ltd.	2,698	21,926
	Samsung Electro-Mechanics Co. Ltd.	15,055	1,758,318
	Samsung Electronics Co. Ltd., GDR	12,976	16,081,969

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd.	746,962	$37,206,348
*	Samsung Engineering Co. Ltd.	24,634	519,877
	Samsung Fire & Marine Insurance Co. Ltd.	10,175	1,677,720
*	Samsung Heavy Industries Co. Ltd.	93,156	440,236
	Samsung Life Insurance Co. Ltd.	11,553	665,131
*	Samsung Pharmaceutical Co. Ltd.	10,916	24,867
	Samsung Publishing Co. Ltd.	1,669	35,528
	Samsung SDI Co. Ltd.	2,779	1,557,156
	Samsung SDS Co. Ltd.	5,294	539,860
	Samsung Securities Co. Ltd.	14,152	385,241
	SAMT Co. Ltd.	30,367	66,897
	Samwha Capacitor Co. Ltd.	2,639	83,295
	Samyang Corp.	1,532	51,204
	Samyang Foods Co. Ltd.	1,461	146,479
	Samyang Holdings Corp.	2,127	124,645
	Samyang Packaging Corp.	2,637	39,052
	Samyang Tongsang Co. Ltd.	846	35,026
*	Samyoung Chemical Co. Ltd.	8,737	18,485
*	Sang-A Frontec Co. Ltd.	981	25,449
*	Sangbo Corp.	15,421	17,249
	Sangsangin Co. Ltd.	11,392	54,953
	Sangsin Energy Display Precision Co. Ltd.	3,457	49,196
	SaraminHR Co. Ltd.	2,279	55,100
	Satrec Initiative Co. Ltd.	829	23,527
	SAVEZONE I&C Corp.	8,459	18,141
#*	SBI Investment Korea Co. Ltd.	24,785	24,773
*	SBW	103,748	29,870
*	SDN Co. Ltd.	13,861	21,724
	Seah Besteel Holdings Corp.	7,225	96,793
	SeAH Holdings Corp.	419	35,781
	SeAH Steel Corp.	565	63,695
	SeAH Steel Holdings Corp.	1,326	176,557
	Sebang Co. Ltd.	6,012	227,750
	Sebang Global Battery Co. Ltd.	3,144	121,606
	Seegene, Inc.	15,048	335,869
	Segyung Hitech Co. Ltd.	3,272	36,505
	Sejin Heavy Industries Co. Ltd.	2,811	14,037
	Sejong Industrial Co. Ltd.	6,075	30,073
	Sejong Telecom, Inc.	76,162	47,493
*	Sekonix Co. Ltd.	1,677	8,122
*	Selvas AI, Inc.	3,295	40,470
	Sempio Foods Co.	730	20,118
*	S-Energy Co. Ltd.	6,724	18,271
	Seobu T&D	14,231	91,659
	Seohan Co. Ltd.	57,673	54,202
*	Seohee Construction Co. Ltd.	59,699	57,540
	Seojin System Co. Ltd.	11,528	153,880
	Seoul Auction Co. Ltd.	2,218	43,544
	Seoul City Gas Co. Ltd.	276	106,700
*	Seoul Food Industrial Co. Ltd.	82,907	14,515
	Seoul Semiconductor Co. Ltd.	20,492	178,651
	SEOWONINTECH Co. Ltd.	3,074	14,515
	Seoyon Co. Ltd.	6,326	38,973
	Seoyon E-Hwa Co. Ltd.	6,625	47,864
*	Sewon E&C Co. Ltd.	105,401	46,685
††	Sewon Precision Industry Co. Ltd.	1,917	12,140
	Sewoon Medical Co. Ltd.	4,473	11,001
	SFA Engineering Corp.	6,556	199,707
*	SFA Semicon Co. Ltd.	36,732	129,470

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	S-Fuelcell Co. Ltd.	622	$11,277
*	SG Corp.	28,911	13,457
	SGC e Tec E&C Co. Ltd.	1,186	29,852
	SGC Energy Co. Ltd.	4,711	124,286
	SH Energy & Chemical Co. Ltd.	21,194	15,264
*	Shin Heung Energy & Electronics Co. Ltd.	1,521	59,543
	Shindaeyang Paper Co. Ltd.	955	67,134
	Shinhan Financial Group Co. Ltd.	98,685	3,336,983
	Shinhan Financial Group Co. Ltd., ADR	2,215	75,354
	Shinil Electronics Co. Ltd.	12,080	20,351
*	Shinsegae Engineering & Construction Co. Ltd.	1,248	22,692
*	Shinsegae Food Co. Ltd.	929	37,617
*	Shinsegae Information & Communication Co. Ltd.	2,500	28,868
*	Shinsegae International, Inc.	5,145	102,664
*	Shinsegae, Inc.	2,893	546,058
*	Shinsung Delta Tech Co. Ltd.	5,603	37,971
*	Shinsung E&G Co. Ltd.	55,229	81,654
*	Shinsung Tongsang Co. Ltd.	20,437	42,458
*	Shinwha Intertek Corp.	10,654	27,001
	Shinwon Corp.	22,329	28,796
	Shinyoung Securities Co. Ltd.	1,754	83,635
*	Showbox Corp.	9,860	30,975
*	Signetics Corp.	21,612	21,238
	SIGONG TECH Co. Ltd.	4,127	15,757
	Silla Co. Ltd.	2,472	22,445
*	Simmtech Co. Ltd.	9,402	233,170
*	SIMMTECH HOLDINGS Co. Ltd.	18,376	50,469
	SIMPAC, Inc.	9,760	41,594
	Sindoh Co. Ltd.	2,207	60,013
	Sinil Pharm Co. Ltd.	3,432	23,527
*	SJ Group Co. Ltd.	1,859	27,097
*	SK Biopharmaceuticals Co. Ltd.	1,054	62,210
	SK Chemicals Co. Ltd.	1,510	103,181
	SK D&D Co. Ltd.	5,388	92,665
	SK Discovery Co. Ltd.	4,939	127,960
	SK Gas Ltd.	1,450	143,979
	SK Hynix, Inc.	147,658	10,682,145
#*	SK Innovation Co. Ltd.	16,436	2,184,591
*	SK Rent A Car Co. Ltd.	4,337	25,041
	SK Securities Co. Ltd.	170,647	109,807
	SK Telecom Co. Ltd.	18,582	704,167
	SK Telecom Co. Ltd., Sponsored ADR	1,260	26,718
	SKC Co. Ltd.	3,631	283,059
	SL Corp.	4,068	85,314
*	SM Culture & Contents Co. Ltd.	6,924	18,658
	SM Entertainment Co. Ltd.	2,349	168,980
*	SM Life Design Group Co. Ltd.	9,541	19,700
*††	S-MAC Co. Ltd.	16,063	18,809
	SMCore, Inc.	1,609	8,710
	SNT Holdings Co. Ltd.	3,470	45,511
*	SNU Precision Co. Ltd.	5,420	13,461
	S-Oil Corp.	14,598	1,053,072
*	Solborn, Inc.	7,338	36,540
*	Solid, Inc.	6,498	31,064
*	SOLUM Co. Ltd.	11,568	210,914
	Solus Advanced Materials Co. Ltd.	1,740	56,126
	Songwon Industrial Co. Ltd.	7,797	120,378
#*	Sonid, Inc.	7,364	25,947
	Soosan Heavy Industries Co. Ltd.	13,720	33,278

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Soulbrain Co. Ltd.	1,275	$243,419
	Soulbrain Holdings Co. Ltd.	2,191	44,567
	SPC Samlip Co. Ltd.	1,112	65,769
	Speco Co. Ltd.	1,997	7,919
	SPG Co. Ltd.	2,271	36,925
*	Spigen Korea Co. Ltd.	1,896	53,497
*	Ssangyong Motor Co.	8,401	34,101
	ST Pharm Co. Ltd.	811	53,871
	STIC Investments, Inc.	15,251	76,180
*	Straffic Co. Ltd.	5,984	20,344
*	Studio Dragon Corp.	2,751	180,716
*	STX Heavy Industries Co. Ltd.	4,552	28,281
*	Sugentech, Inc.	1,579	11,849
	Suheung Co. Ltd.	2,902	79,653
	Sun Kwang Co. Ltd.	723	84,216
	Sung Kwang Bend Co. Ltd.	7,865	84,565
*	Sungchang Enterprise Holdings Ltd.	19,774	35,829
	Sungwoo Hitech Co. Ltd.	25,725	105,689
	Sunjin Co. Ltd.	6,600	53,039
*	Sunny Electronics Corp.	5,164	14,617
*	Suprema, Inc.	1,914	37,980
	SurplusGLOBAL, Inc.	4,779	15,070
	SV Investment Corp.	9,883	18,573
*	Synergy Innovation Co. Ltd.	8,081	20,942
*	Synopex, Inc.	30,709	72,196
*	Systems Technology, Inc.	5,757	60,087
	Tae Kyung Industrial Co. Ltd.	6,615	35,736
	Taekwang Industrial Co. Ltd.	146	88,135
	Taekyung BK Co. Ltd.	5,361	24,120
*††	Taewoong Co. Ltd.	3,088	24,788
	Taeyoung Engineering & Construction Co. Ltd.	11,082	38,043
*	Taihan Electric Wire Co. Ltd.	26,231	34,286
*	Taihan Fiberoptics Co. Ltd.	11,246	26,765
*	Taihan Textile Co. Ltd.	662	28,045
	Tailim Packaging Co. Ltd.	8,783	22,036
	TCC Steel	5,428	50,415
*††	TechL Co. Ltd.	35	169
	TechWing, Inc.	15,759	81,004
*	Tego Science, Inc.	1,108	11,171
*	Telcon RF Pharmaceutical, Inc.	11,905	10,170
	Telechips, Inc.	5,150	53,389
*	TERA SCIENCE Co. Ltd.	12,314	22,265
	TES Co. Ltd.	5,610	81,138
*	Thinkware Systems Corp.	2,170	24,755
*	TK Chemical Corp.	6,958	18,117
*	TK Corp.	8,069	107,276
	TKG Huchems Co. Ltd.	7,658	122,689
#	Tokai Carbon Korea Co. Ltd.	2,058	175,278
	Tongyang Life Insurance Co. Ltd.	24,537	95,406
	Tongyang, Inc.	72,698	65,425
*	Top Engineering Co. Ltd.	5,710	24,815
*	Toptec Co. Ltd.	9,669	71,946
	Tovis Co. Ltd.	6,399	55,388
	Tplex Co. Ltd.	6,418	20,486
	TS Corp.	19,785	44,798
*	TS Nexgen Co. Ltd.	20,719	15,957
	TSE Co. Ltd.	1,426	47,328
*	Tuksu Construction Co. Ltd.	3,773	26,616
*	TY Holdings Co. Ltd.	10,953	104,798

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TYM Corp.	32,515	$71,472
	UBCare Co. Ltd.	6,063	33,632
	Ubiquoss Holdings, Inc.	2,043	26,795
	Ubiquoss, Inc.	2,176	28,340
*	Ubivelox, Inc.	959	10,339
	Uju Electronics Co. Ltd.	3,176	38,236
	Uni-Chem Co. Ltd.	14,724	14,905
*	Unick Corp.	5,333	27,643
*	Unid Btplus Co. Ltd.	3,171	18,769
	Unid Co. Ltd.	2,022	139,982
	Union Materials Corp.	5,948	12,785
	Union Semiconductor Equipment & Materials Co. Ltd.	11,469	61,102
	Uniquest Corp.	7,226	57,170
*	Unison Co. Ltd.	14,537	20,872
*	Unitekno Co. Ltd.	2,767	8,792
*	UniTest, Inc.	2,184	22,319
	UTI, Inc.	1,284	25,137
	Value Added Technology Co. Ltd.	2,860	82,906
*	Very Good Tour Co. Ltd.	2,162	19,951
	Viatron Technologies, Inc.	4,608	34,380
	VICTEK Co. Ltd.	4,914	22,232
*	Vidente Co. Ltd.	19,231	63,422
	Vieworks Co. Ltd.	2,184	57,317
*	Vina Tech Co. Ltd.	559	19,133
	Visang Education, Inc.	4,557	22,585
*	Vitzro Tech Co. Ltd.	4,197	25,063
*	Vitzrocell Co. Ltd.	4,814	63,327
*	Vivozon Pharmaceutical Co.Ltd	16,942	11,414
#*	VT GMP Co. Ltd.	7,135	33,176
#	Webcash Corp.	2,311	29,838
*	Webzen, Inc.	6,131	92,838
	Welcron Co. Ltd.	5,529	15,094
*	Wellbiotec Co. Ltd.	12,974	11,288
	Whanin Pharmaceutical Co. Ltd.	2,720	38,711
	Wiable Corp.	6,413	13,074
*	WillBes & Co.	38,081	22,155
	Winix, Inc.	3,182	34,438
*	Winpac, Inc.	9,832	10,403
*	Wins Co. Ltd.	2,738	29,532
	WiSoL Co. Ltd.	10,907	63,713
*	WIZIT Co. Ltd.	46,770	29,531
*	WONIK CUBE Corp.	13,425	25,088
*	Wonik Holdings Co. Ltd.	21,371	62,237
	WONIK IPS Co. Ltd.	8,219	207,719
#	Wonik Materials Co. Ltd.	2,746	65,720
	Wonik QnC Corp.	6,335	132,129
*	WooGene B&G Co. Ltd.	5,150	6,759
	Woojin, Inc.	3,958	29,207
*	Woongjin Co. Ltd.	23,540	26,624
	Woongjin Thinkbig Co. Ltd.	27,380	57,008
*	Wooree Bio Co. Ltd.	19,822	51,333
#	Woori Financial Group, Inc., Sponsored ADR	291	9,222
	Woori Financial Group, Inc.	150,693	1,571,850
	Woori Investment Bank Co. Ltd.	193,477	131,656
*	Woori Technology Investment Co. Ltd.	3,737	16,036
*	Woori Technology, Inc.	17,387	20,762
*	Woorison F&G Co. Ltd.	18,507	27,221
*	Woory Industrial Co. Ltd.	2,406	28,024
*	Woosu AMS Co. Ltd.	5,550	12,345

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co. Ltd.	3,984	$67,335
*	Wysiwyg Studios Co. Ltd.	2,423	37,770
	Y G-1 Co. Ltd.	10,757	59,680
	YAS Co. Ltd.	1,977	13,674
*	Y-entec Co. Ltd.	3,853	28,917
	Yesco Holdings Co. Ltd.	755	19,183
*	Yest Co. Ltd.	2,384	15,374
*	YG Entertainment, Inc.	1,286	54,645
*	YG PLUS	3,947	17,264
*	YIK Corp.	8,752	23,525
*	YJM Games Co. Ltd.	7,752	9,109
	YMC Co. Ltd.	3,514	16,531
	YMT Co. Ltd.	2,063	23,419
	Yonwoo Co. Ltd.	1,485	22,659
	Yoosung Enterprise Co. Ltd.	10,361	23,808
	Youlchon Chemical Co. Ltd.	983	31,514
	Young Poong Corp.	133	67,536
	Young Poong Precision Corp.	4,334	40,165
	Youngone Corp.	10,751	382,338
	Youngone Holdings Co. Ltd.	3,354	167,103
*	YoungWoo DSP Co. Ltd.	13,510	16,290
	Yuanta Securities Korea Co. Ltd.	49,301	110,659
	YuHwa Securities Co. Ltd.	13,635	25,329
*	Yungjin Pharmaceutical Co. Ltd.	9,902	29,045
	Yuyu Pharma, Inc.	4,743	24,081
*	Zeus Co. Ltd.	2,163	49,014
	Zinus, Inc.	5,569	173,608
TOTAL SOUTH KOREA			197,395,314
TAIWAN — (18.5%)
#	104 Corp.	3,000	20,004
#	ABC Taiwan Electronics Corp.	22,000	17,921
	Abico Avy Co. Ltd.	64,054	43,345
	Ability Enterprise Co. Ltd.	114,508	79,950
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	47,402
	AcBel Polytech, Inc.	183,685	217,047
	Accton Technology Corp.	113,858	930,479
	Acer, Inc.	1,128,287	941,948
#	ACES Electronic Co. Ltd.	60,117	65,759
*	Acon Holding, Inc.	71,475	27,456
	Acter Group Corp. Ltd.	40,534	149,236
	Action Electronics Co. Ltd.	103,000	45,653
	ADATA Technology Co. Ltd.	64,605	142,302
	Addcn Technology Co. Ltd.	7,830	50,343
	Advanced Ceramic X Corp.	21,000	141,960
	Advanced Energy Solution Holding Co. Ltd.	3,000	79,492
	Advanced International Multitech Co. Ltd.	57,000	189,060
	Advanced Optoelectronic Technology, Inc.	49,000	28,687
	Advanced Power Electronics Corp.	29,000	111,205
	Advanced Wireless Semiconductor Co.	47,000	125,662
#	Advancetek Enterprise Co. Ltd.	122,908	129,981
	Advantech Co. Ltd.	39,058	446,618
	AEON Motor Co. Ltd.	22,000	29,246
	AGV Products Corp.	230,172	83,935
*	Airmate Cayman International Co. Ltd.	17,678	10,325
	Airtac International Group	13,382	457,653
	Alchip Technologies Ltd.	11,000	312,909
#	Alcor Micro Corp.	15,000	16,208
	Alexander Marine Co. Ltd.	6,000	75,409

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	ALI Corp.	97,632	$70,595
	All Ring Tech Co. Ltd.	23,000	50,796
	Allied Circuit Co. Ltd.	15,000	60,062
	Allis Electric Co. Ltd.	75,349	86,124
	Alltek Technology Corp.	71,813	92,266
	Alltop Technology Co. Ltd.	17,751	74,430
	Alpha Networks, Inc.	91,272	93,597
	Altek Corp.	110,727	124,892
	Amazing Microelectronic Corp.	33,782	104,553
*	Ambassador Hotel	110,000	119,560
	AMICCOM Electronics Corp.	16,000	14,696
	AMPACS Corp.	13,000	17,190
	Ampire Co. Ltd.	42,000	46,078
	Ample Electronic Technology Co. Ltd.	9,000	15,347
	AMPOC Far-East Co. Ltd.	46,000	71,686
	AmTRAN Technology Co. Ltd.	372,115	124,645
	Anji Technology Co. Ltd.	17,000	26,722
	Anpec Electronics Corp.	26,317	121,048
	Apac Opto Electronics, Inc.	36,000	37,173
	Apacer Technology, Inc.	40,506	58,818
	APAQ Technology Co. Ltd.	24,422	34,721
	APCB, Inc.	77,000	42,601
	Apex Biotechnology Corp.	48,477	40,604
	Apex International Co. Ltd.	81,868	159,605
	Apex Science & Engineering	68,848	23,892
	Apogee Optocom Co. Ltd.	10,000	21,738
	Arcadyan Technology Corp.	64,755	219,636
	Ardentec Corp.	287,411	508,756
	Argosy Research, Inc.	27,558	83,689
#	ASE Technology Holding Co. Ltd., ADR	88,084	634,207
	ASE Technology Holding Co. Ltd.	802,089	2,706,282
	Asia Cement Corp.	593,696	836,396
	Asia Electronic Material Co. Ltd.	44,000	22,323
	Asia Optical Co., Inc.	98,000	209,283
*	Asia Plastic Recycling Holding Ltd.	120,857	28,670
	Asia Polymer Corp.	198,385	193,881
	Asia Tech Image, Inc.	26,000	58,280
	Asia Vital Components Co. Ltd.	159,278	567,727
	ASIX Electronics Corp.	16,000	60,119
	ASMedia Technology, Inc.	3,312	99,782
	ASolid Technology Co. Ltd.	17,000	42,548
	ASPEED Technology, Inc.	7,258	514,000
	ASROCK, Inc.	23,000	117,330
	Asustek Computer, Inc.	131,996	1,202,277
	Aten International Co. Ltd.	45,000	116,849
	Audix Corp.	42,800	75,906
	AUO Corp.	1,906,400	1,072,004
	AUO Corp., ADR	28,858	167,952
#	AURAS Technology Co. Ltd.	34,000	177,412
	Aurona Industries, Inc.	42,000	28,787
	Aurora Corp.	23,585	61,107
	Aurotek Corp.	13,000	10,268
	Avalue Technology, Inc.	19,000	51,845
	Aver Information, Inc.	20,000	30,981
	Avermedia Technologies	20,000	15,419
	Awea Mechantronic Co. Ltd.	13,230	13,888
	Axiomtek Co. Ltd.	24,000	48,459
*	Azurewave Technologies, Inc.	65,000	43,962
	Bafang Yunji International Co. Ltd.	13,000	93,928

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	228,121	$98,048
	Baolong International Co. Ltd.	45,000	26,607
	Basso Industry Corp.	69,000	95,937
	BenQ Materials Corp.	83,000	94,179
	BES Engineering Corp.	647,000	181,101
*	Billion Electric Co. Ltd.	42,000	58,150
	Bin Chuan Enterprise Co. Ltd.	53,650	41,058
	Bionet Corp.	17,000	24,947
	Biostar Microtech International Corp.	54,000	26,083
	Bioteque Corp.	32,010	119,812
	Bon Fame Co. Ltd.	7,000	15,420
	Brave C&H Supply Co. Ltd.	9,000	21,917
	Bright Led Electronics Corp.	47,100	24,613
	Brighten Optix Corp.	2,000	12,697
	Brighton-Best International Taiwan, Inc.	204,331	260,268
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	31,017
	Browave Corp.	30,000	54,282
	C Sun Manufacturing Ltd.	72,062	107,076
*	Calin Technology Co. Ltd.	8,000	10,619
*	Cameo Communications, Inc.	95,044	32,323
	Capital Futures Corp.	43,629	56,021
	Capital Securities Corp.	773,902	300,359
*	Career Technology MFG. Co. Ltd.	239,126	196,309
	Carnival Industrial Corp.	71,499	33,669
	Castles Technology Co. Ltd.	37,064	97,860
	Caswell, Inc.	18,000	55,888
	Catcher Technology Co. Ltd.	181,509	1,079,368
	Cathay Chemical Works	17,000	14,169
	Cathay Financial Holding Co. Ltd.	1,586,178	2,258,212
	Cathay Real Estate Development Co. Ltd.	278,300	151,847
	Cayman Engley Industrial Co. Ltd.	18,785	39,410
	Celxpert Energy Corp.	37,000	41,758
	Center Laboratories, Inc.	184,115	290,408
	Central Reinsurance Co. Ltd.	163,873	98,943
	Century Iron & Steel Industrial Co. Ltd.	52,000	172,573
#	Chailease Holding Co. Ltd.	264,789	1,995,487
	Chain Chon Industrial Co. Ltd.	88,516	55,934
*	ChainQui Construction Development Co. Ltd.	41,171	19,999
	Champion Building Materials Co. Ltd.	117,000	35,333
	Champion Microelectronic Corp.	21,600	30,187
	Chang Hwa Commercial Bank Ltd.	900,561	529,224
	Chang Wah Electromaterials, Inc.	148,240	158,140
	Chang Wah Technology Co. Ltd.	117,500	124,059
#	Channel Well Technology Co. Ltd.	94,000	92,682
	Charoen Pokphand Enterprise	65,676	173,044
	CHC Healthcare Group	49,000	80,202
	CHC Resources Corp.	43,379	68,066
	Chen Full International Co. Ltd.	46,000	60,064
	Chenbro Micom Co. Ltd.	27,000	77,842
	Cheng Loong Corp.	404,480	393,063
	Cheng Mei Materials Technology Corp.	280,250	95,161
#	Cheng Shin Rubber Industry Co. Ltd.	565,808	652,910
	Cheng Uei Precision Industry Co. Ltd.	202,159	260,780
*	Chenming Electronic Technology Corp.	43,000	28,144
	Chia Chang Co. Ltd.	52,000	63,386
	Chia Hsin Cement Corp.	214,000	129,708
	Chian Hsing Forging Industrial Co. Ltd.	24,200	25,593
	Chicony Electronics Co. Ltd.	190,350	552,027
	Chicony Power Technology Co. Ltd.	73,731	189,866

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chief Telecom, Inc.	6,000	$56,165
	Chieftek Precision Co. Ltd.	31,075	76,458
	Chien Kuo Construction Co. Ltd.	80,540	30,648
	Chien Shing Harbour Service Co. Ltd.	31,000	41,902
	Chime Ball Technology Co. Ltd.	10,565	13,471
	China Airlines Ltd.	1,353,062	882,650
	China Bills Finance Corp.	351,000	176,688
	China Chemical & Pharmaceutical Co. Ltd.	121,000	108,300
#	China Development Financial Holding Corp.	3,658,999	1,616,469
	China Ecotek Corp.	10,000	14,539
	China Electric Manufacturing Corp.	127,170	58,214
	China Fineblanking Technology Co. Ltd.	14,604	16,803
	China General Plastics Corp.	204,602	192,653
	China Glaze Co. Ltd.	60,680	28,416
*	China Man-Made Fiber Corp.	585,965	168,747
	China Metal Products	143,190	143,381
	China Motor Corp.	114,600	231,344
	China Petrochemical Development Corp.	1,777,033	600,356
	China Steel Chemical Corp.	67,227	241,760
	China Steel Corp.	2,257,940	2,389,435
	China Wire & Cable Co. Ltd.	36,120	31,818
#	Chinese Maritime Transport Ltd.	35,120	46,192
	Ching Feng Home Fashions Co. Ltd.	58,000	33,963
	Chin-Poon Industrial Co. Ltd.	192,113	192,132
#	Chipbond Technology Corp.	368,000	745,523
	ChipMOS Technologies, Inc.	313,594	364,022
	ChipMOS Technologies, Inc., ADR	3,460	79,846
	Chlitina Holding Ltd.	25,000	186,339
	Chong Hong Construction Co. Ltd.	83,361	205,855
	Chroma ATE, Inc.	57,466	356,617
	Chun YU Works & Co. Ltd.	66,150	54,016
	Chun Yuan Steel Industry Co. Ltd.	243,999	134,734
	Chung Hsin Electric & Machinery Manufacturing Corp.	205,000	556,377
	Chung Hung Steel Corp.	397,889	387,143
	Chung Hwa Chemical Industrial Works Ltd.	31,000	26,564
	Chung Hwa Food Industrial Co. Ltd.	16,700	57,384
	Chung Hwa Pulp Corp.	196,246	110,606
	Chunghwa Precision Test Tech Co. Ltd.	9,000	162,230
	Chunghwa Telecom Co. Ltd., Sponsored ADR	14,302	529,889
	Chunghwa Telecom Co. Ltd.	255,800	955,955
	Cleanaway Co. Ltd.	34,000	205,390
	Clevo Co.	175,869	183,183
	CMC Magnetics Corp.	482,132	124,855
	C-Media Electronics, Inc.	24,000	39,056
	CoAsia Electronics Corp.	39,975	15,803
	Collins Co. Ltd.	30,000	17,733
	Compal Broadband Networks, Inc.	11,000	9,272
	Compal Electronics, Inc.	1,182,086	892,338
	Compeq Manufacturing Co. Ltd.	313,000	478,969
	Compucase Enterprise	38,000	38,358
	Concord International Securities Co. Ltd.	51,940	18,169
	Concord Securities Co. Ltd.	229,912	75,490
	Continental Holdings Corp.	188,250	185,088
	Contrel Technology Co. Ltd.	70,000	41,277
	Coremax Corp.	30,852	101,605
#	Coretronic Corp.	171,600	337,773
	Co-Tech Development Corp.	97,541	215,010
	Cowealth Medical Holding Co. Ltd.	27,216	22,490
	Coxon Precise Industrial Co. Ltd.	33,000	13,308

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Creative Sensor, Inc.	30,000	$28,769
	Crowell Development Corp.	58,000	31,980
	CTBC Financial Holding Co. Ltd.	3,365,612	2,573,430
	CTCI Corp.	246,555	355,479
*	C-Tech United Corp.	21,946	9,302
	CviLux Corp.	40,902	44,675
	CX Technology Co. Ltd.	33,750	27,487
	Cyberlink Corp.	10,356	29,273
	CyberPower Systems, Inc.	24,000	83,149
#	CyberTAN Technology, Inc.	144,576	117,842
	Cypress Technology Co. Ltd.	19,048	34,872
	Cystech Electronics Corp.	8,400	19,512
	DA CIN Construction Co. Ltd.	139,000	141,481
	Dadi Early-Childhood Education Group Ltd.	6,825	23,974
	Dafeng TV Ltd.	28,396	46,238
	Da-Li Development Co. Ltd.	171,161	173,257
	Darfon Electronics Corp.	117,000	154,248
*	Darwin Precisions Corp.	202,000	61,412
	Daxin Materials Corp.	28,000	67,886
	De Licacy Industrial Co. Ltd.	131,458	61,716
*	Delpha Construction Co. Ltd.	121,000	71,218
	Delta Electronics, Inc.	129,940	1,260,088
	Depo Auto Parts Ind Co. Ltd.	65,000	163,618
	DFI, Inc.	14,000	28,591
	Dimerco Data System Corp.	24,884	59,736
	Dimerco Express Corp.	76,800	190,072
	D-Link Corp.	255,136	131,309
	Donpon Precision, Inc.	26,000	20,044
	Dr Wu Skincare Co. Ltd.	11,000	39,510
	Draytek Corp.	26,000	22,560
	Dyaco International, Inc.	33,880	48,557
	Dynamic Holding Co. Ltd.	141,382	81,861
	Dynapack International Technology Corp.	70,000	179,192
	E & R Engineering Corp.	34,535	60,829
#	E Ink Holdings, Inc.	55,000	319,153
	E.Sun Financial Holding Co. Ltd.	1,647,933	1,349,719
	Eastern Media International Corp.	166,265	133,555
#	Eclat Textile Co. Ltd.	35,279	588,358
*	Edimax Technology Co. Ltd.	86,000	45,937
	Edison Opto Corp.	56,789	33,862
	Edom Technology Co. Ltd.	88,615	81,254
	eGalax_eMPIA Technology, Inc.	30,467	58,386
	Egis Technology, Inc.	29,000	63,649
	Elan Microelectronics Corp.	137,959	448,619
*	E-Lead Electronic Co. Ltd.	16,176	41,093
	E-LIFE MALL Corp.	35,000	96,963
	Elite Advanced Laser Corp.	71,928	96,061
	Elite Material Co. Ltd.	62,909	382,091
	Elite Semiconductor Microelectronics Technology, Inc.	132,000	346,274
*	Elitegroup Computer Systems Co. Ltd.	162,235	117,094
	eMemory Technology, Inc.	17,000	932,083
	Emerging Display Technologies Corp.	62,000	42,898
	Ennoconn Corp.	34,915	261,213
	Ennostar, Inc.	318,227	534,253
	EnTie Commercial Bank Co. Ltd.	218,500	108,341
	Epileds Technologies, Inc.	43,000	20,944
	Episil Technologies, Inc.	44,000	142,895
	Episil-Precision, Inc.	19,078	48,763
	Eris Technology Corp.	5,000	34,864

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eson Precision Ind Co. Ltd.	36,000	$73,386
	Eternal Materials Co. Ltd.	375,321	407,082
	Etron Technology, Inc.	83,990	128,088
	Eurocharm Holdings Co. Ltd.	13,000	74,457
	Eva Airways Corp.	981,990	958,281
*	Everest Textile Co. Ltd.	211,837	50,439
	Evergreen International Storage & Transport Corp.	240,000	216,692
	Evergreen Marine Corp. Taiwan Ltd.	363,342	1,856,217
	Evergreen Steel Corp.	75,000	133,311
	Everlight Electronics Co. Ltd.	212,149	266,052
	Everspring Industry Co. Ltd.	56,700	24,131
	Excel Cell Electronic Co. Ltd.	40,000	32,494
	Excellence Opto, Inc.	32,000	25,162
	Excelliance Mos Corp.	14,000	59,453
	Excelsior Medical Co. Ltd.	50,606	119,933
	EZconn Corp.	13,250	21,243
	Far Eastern Department Stores Ltd.	445,370	322,355
	Far Eastern International Bank	1,022,715	399,733
	Far Eastern New Century Corp.	641,560	701,183
	Far EasTone Telecommunications Co. Ltd.	366,000	814,176
	Faraday Technology Corp.	84,000	480,489
	Farcent Enterprise Co. Ltd.	11,000	20,172
	Farglory F T Z Investment Holding Co. Ltd.	55,777	103,121
	Farglory Land Development Co. Ltd.	119,442	232,629
*	Federal Corp.	18,729	13,085
	Feedback Technology Corp.	15,400	45,897
	Feng Hsin Steel Co. Ltd.	212,550	490,337
#	Feng TAY Enterprise Co. Ltd.	107,380	708,990
	FineTek Co. Ltd.	12,210	34,329
	Firich Enterprises Co. Ltd.	14,947	14,511
	First Financial Holding Co. Ltd.	1,463,982	1,276,872
	First Hi-Tec Enterprise Co. Ltd.	42,709	75,217
	First Hotel	107,746	51,055
	First Insurance Co. Ltd.	103,606	55,997
*	First Steamship Co. Ltd.	341,425	98,959
	FIT Holding Co. Ltd.	72,000	69,817
	Fitipower Integrated Technology, Inc.	70,000	339,667
	Fittech Co. Ltd.	28,000	89,427
	FLEXium Interconnect, Inc.	196,001	656,667
	Flytech Technology Co. Ltd.	48,373	110,880
	FocalTech Systems Co. Ltd.	30,963	69,878
	FOCI Fiber Optic Communications, Inc.	34,000	26,584
	Forcecon Tech Co. Ltd.	29,006	54,586
	Forest Water Environment Engineering Co. Ltd.	23,183	21,211
	Formosa Advanced Technologies Co. Ltd.	93,000	124,316
	Formosa Chemicals & Fibre Corp.	609,378	1,468,782
	Formosa International Hotels Corp.	15,905	133,581
	Formosa Oilseed Processing Co. Ltd.	28,000	53,610
	Formosa Optical Technology Co. Ltd.	22,000	42,823
	Formosa Petrochemical Corp.	71,000	198,997
	Formosa Plastics Corp.	213,134	635,324
	Formosa Sumco Technology Corp.	19,000	99,543
	Formosa Taffeta Co. Ltd.	332,000	300,440
	Formosan Rubber Group, Inc.	101,720	74,743
	Formosan Union Chemical	148,847	114,265
	Forward Electronics Co. Ltd.	33,000	24,101
	Founding Construction & Development Co. Ltd.	77,460	44,748
	Foxconn Technology Co. Ltd.	236,536	428,994
	Foxsemicon Integrated Technology, Inc.	35,562	229,762

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Franbo Lines Corp.	55,754	$34,122
	Froch Enterprise Co. Ltd.	75,713	60,612
	FSP Technology, Inc.	67,886	87,851
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,820	24,908
	Fubon Financial Holding Co. Ltd.	1,380,910	2,781,267
	Fulgent Sun International Holding Co. Ltd.	68,898	305,788
	Fullerton Technology Co. Ltd.	51,000	31,208
	Fulltech Fiber Glass Corp.	175,349	73,063
	Fusheng Precision Co. Ltd.	37,000	274,037
	Fwusow Industry Co. Ltd.	104,756	68,881
	G Shank Enterprise Co. Ltd.	62,382	100,902
	Gallant Precision Machining Co. Ltd.	47,000	45,643
	Gamania Digital Entertainment Co. Ltd.	56,000	150,580
*	GCS Holdings, Inc.	41,000	53,711
	GEM Services, Inc.	23,670	55,568
	Gemtek Technology Corp.	188,574	174,439
	General Interface Solution Holding Ltd.	130,000	370,198
	General Plastic Industrial Co. Ltd.	34,384	34,519
	Generalplus Technology, Inc.	25,000	41,229
	GeneReach Biotechnology Corp.	14,460	29,867
	Genesys Logic, Inc.	20,000	70,202
	Genius Electronic Optical Co. Ltd.	24,979	307,884
	Genovate Biotechnology Co. Ltd.	35,420	33,377
	GeoVision, Inc.	37,264	48,504
	Getac Holdings Corp.	228,000	346,708
	GFC Ltd.	27,500	64,131
	Giant Manufacturing Co. Ltd.	75,944	521,414
*	Giantplus Technology Co. Ltd.	140,000	69,881
	Gigabyte Technology Co. Ltd.	167,000	648,569
*	Gigasolar Materials Corp.	13,897	49,808
*	Gigastorage Corp.	90,000	59,117
	Global Brands Manufacture Ltd.	155,172	149,578
#	Global Lighting Technologies, Inc.	42,000	79,453
	Global Mixed Mode Technology, Inc.	39,000	211,684
	Global PMX Co. Ltd.	23,000	117,721
	Global Unichip Corp.	22,000	580,656
	Globalwafers Co. Ltd.	79,000	1,386,059
*	Globe Union Industrial Corp.	114,518	50,422
	Gloria Material Technology Corp.	210,708	267,327
*	Glotech Industrial Corp.	59,000	23,385
	GMI Technology, Inc.	63,970	38,194
	Gold Circuit Electronics Ltd.	174,836	512,579
	Goldsun Building Materials Co. Ltd.	428,735	368,216
	Good Way Technology Co. Ltd.	11,000	15,541
	Good Will Instrument Co. Ltd.	29,859	28,006
	Gourmet Master Co. Ltd.	56,052	282,338
	Grand Pacific Petrochemical	437,000	293,196
	Grand Process Technology Corp.	10,000	79,328
	GrandTech CG Systems, Inc.	24,915	46,743
	Grape King Bio Ltd.	59,000	339,935
	Great China Metal Industry	78,000	63,463
	Great Taipei Gas Co. Ltd.	115,000	118,987
	Great Tree Pharmacy Co. Ltd.	16,440	169,384
	Great Wall Enterprise Co. Ltd.	248,448	383,940
	Greatek Electronics, Inc.	162,000	275,333
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	58,455
	GTM Holdings Corp.	63,000	54,130
	Gudeng Precision Industrial Co. Ltd.	9,000	83,906

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hai Kwang Enterprise Corp.	29,000	$23,396
	Hannstar Board Corp.	186,734	204,669
	HannStar Display Corp.	797,000	323,379
	HannsTouch Solution, Inc.	281,781	88,415
	Hanpin Electron Co. Ltd.	26,000	25,205
	Harmony Electronics Corp.	18,000	19,210
	Harvatek Corp.	66,052	40,966
	Heran Co. Ltd.	16,000	57,981
	Hi-Clearance, Inc.	8,107	38,830
	Highlight Tech Corp.	42,136	71,961
*	High-Tek Harness Enterprise Co. Ltd.	47,000	23,119
	Highwealth Construction Corp.	229,613	314,980
	HIM International Music, Inc.	13,190	36,371
	Hiroca Holdings Ltd.	20,728	30,921
	Hitron Technology, Inc.	66,799	58,187
	Hiwin Mikrosystem Corp.	5,000	12,685
	Hiwin Technologies Corp.	83,380	623,424
	Hiyes International Co. Ltd.	23,000	52,567
	Ho Tung Chemical Corp.	465,035	134,719
#	Hocheng Corp.	112,586	68,030
	Holiday Entertainment Co. Ltd.	13,600	28,530
	Holtek Semiconductor, Inc.	91,000	221,870
	Holy Stone Enterprise Co. Ltd.	70,000	213,523
#	Hon Hai Precision Industry Co. Ltd.	1,450,599	4,837,358
	Hon Hai Precision Industry Co. Ltd.,GDR	31,988	212,644
*	Hong Pu Real Estate Development Co. Ltd.	80,609	60,505
	Hong TAI Electric Industrial	102,000	68,646
	Hong YI Fiber Industry Co.	68,000	40,274
	Horizon Securities Co. Ltd.	166,420	50,114
	Hotai Finance Co. Ltd.	56,000	197,632
	Hotai Motor Co. Ltd.	13,000	285,417
#*	Hotron Precision Electronic Industrial Co. Ltd.	29,000	34,442
	Hsin Kuang Steel Co. Ltd.	117,788	191,134
	Hsin Yung Chien Co. Ltd.	18,364	59,166
	Hsing TA Cement Co.	68,000	37,560
*	HTC Corp.	147,000	300,880
	Hu Lane Associate, Inc.	31,679	164,168
	HUA ENG Wire & Cable Co. Ltd.	119,000	63,617
	Hua Jung Components Co. Ltd.	70,000	23,506
	Hua Nan Financial Holdings Co. Ltd.	1,196,693	910,469
	Huaku Development Co. Ltd.	128,465	381,332
	Huang Hsiang Construction Corp.	16,000	22,226
	Huikwang Corp.	9,000	11,004
	Hung Ching Development & Construction Co. Ltd.	75,000	52,981
	Hung Sheng Construction Ltd.	175,200	136,098
	Huxen Corp.	28,000	45,931
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	37,712
	Hwacom Systems, Inc.	64,000	33,168
#	Hycon Technology Corp.	11,200	21,899
	IBF Financial Holdings Co. Ltd.	1,172,652	493,225
	IC Plus Corp.	15,000	26,602
#	Ichia Technologies, Inc.	118,897	71,627
	I-Chiun Precision Industry Co. Ltd.	71,228	55,262
	IEI Integration Corp.	62,680	155,525
	Inergy Technology, Inc.	6,000	12,484
	Infortrend Technology, Inc.	110,798	65,308
#	Info-Tek Corp.	37,000	69,656
	Innodisk Corp.	36,559	231,220
	Innolux Corp.	2,514,712	1,028,847

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Inpaq Technology Co. Ltd.	31,750	$55,582
	Insyde Software Corp.	11,000	34,038
	Intai Technology Corp.	11,800	45,122
*	Integrated Service Technology, Inc.	48,345	138,521
	IntelliEPI, Inc.	9,000	17,069
	Interactive Digital Technologies, Inc.	5,000	10,932
	International CSRC Investment Holdings Co.	345,400	228,633
	International Games System Co. Ltd.	42,000	694,845
	Inventec Corp.	515,181	434,294
	Iron Force Industrial Co. Ltd.	18,000	45,903
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	81,783
	ITE Technology, Inc.	82,202	217,721
	ITEQ Corp.	124,628	338,979
	Jarllytec Co. Ltd.	29,000	60,857
	Jean Co. Ltd.	53,605	23,563
	Jentech Precision Industrial Co. Ltd.	13,498	170,099
	Jess-Link Products Co. Ltd.	34,875	49,149
	Jetway Information Co. Ltd.	38,000	33,098
	Jia Wei Lifestyle, Inc.	27,592	47,470
	Jih Lin Technology Co. Ltd.	24,000	54,434
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	27,928
	Jinan Acetate Chemical Co. Ltd.	5,270	50,811
*	Jinli Group Holdings Ltd.	81,159	31,703
	JMC Electronics Co. Ltd.	14,000	14,842
	Jochu Technology Co. Ltd.	16,000	10,482
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	13,479
	Jourdeness Group Ltd.	21,000	53,289
	K Laser Technology, Inc.	71,000	45,098
	Kaimei Electronic Corp.	40,587	82,752
	Kaori Heat Treatment Co. Ltd.	18,983	135,375
	Kaulin Manufacturing Co. Ltd.	53,000	24,788
	Kedge Construction Co. Ltd.	35,200	63,480
	Keding Enterprises Co. Ltd.	11,000	48,086
	KEE TAI Properties Co. Ltd.	189,226	80,516
	Kenda Rubber Industrial Co. Ltd.	276,236	285,589
	Kenmec Mechanical Engineering Co. Ltd.	83,000	74,132
	Kerry TJ Logistics Co. Ltd.	100,000	130,193
*	Key Ware Electronics Co. Ltd.	83,994	29,676
	Keystone Microtech Corp.	9,000	59,316
	Kindom Development Co. Ltd.	213,700	207,052
	King Chou Marine Technology Co. Ltd.	33,660	42,032
	King Slide Works Co. Ltd.	26,050	352,215
	King Yuan Electronics Co. Ltd.	619,529	794,859
	King's Town Bank Co. Ltd.	389,000	449,760
#*	King's Town Construction Co. Ltd.	41,348	45,499
	Kinik Co.	51,000	204,368
	Kinko Optical Co. Ltd.	61,769	52,323
	Kinpo Electronics	526,028	238,365
	Kinsus Interconnect Technology Corp.	92,009	349,483
	KMC Kuei Meng International, Inc.	29,761	149,610
	KNH Enterprise Co. Ltd.	86,000	49,673
	Ko Ja Cayman Co. Ltd.	20,000	30,923
	KS Terminals, Inc.	70,760	169,093
	Kung Long Batteries Industrial Co. Ltd.	30,000	139,128
*	Kung Sing Engineering Corp.	254,404	56,784
	Kuo Toong International Co. Ltd.	83,625	64,310
*	Kuo Yang Construction Co. Ltd.	90,366	55,457
	Kwong Lung Enterprise Co. Ltd.	41,000	70,880
	KYE Systems Corp.	108,426	37,569

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	L&K Engineering Co. Ltd.	73,000	$103,818
	La Kaffa International Co. Ltd.	6,000	27,718
	LAN FA Textile	107,277	29,922
	Land Mark Optoelectronics Corp.	31,000	132,625
*	Lang, Inc.	16,000	14,721
	Lanner Electronics, Inc.	35,813	110,366
	Largan Precision Co. Ltd.	14,306	1,020,896
	Laser Tek Taiwan Co. Ltd.	27,550	24,290
	Laster Tech Corp. Ltd.	23,821	30,810
	LCY Technology Corp.	26,000	23,861
*	Leader Electronics, Inc.	67,602	22,279
	Leadtek Research, Inc.	6,600	9,789
	Leadtrend Technology Corp.	11,770	23,418
	Lealea Enterprise Co. Ltd.	323,981	112,779
	LEE CHI Enterprises Co. Ltd.	78,000	53,752
	Lelon Electronics Corp.	43,694	84,638
	Lemtech Holdings Co. Ltd.	10,115	26,526
*	Leofoo Development Co. Ltd.	42,254	23,970
*	Li Cheng Enterprise Co. Ltd.	38,337	35,781
*	Li Peng Enterprise Co. Ltd.	213,806	56,016
#	Lian HWA Food Corp.	33,208	88,617
	Lida Holdings Ltd.	31,320	32,164
	Lien Hwa Industrial Holdings Corp.	170,765	296,266
	Ligitek Electronics Co. Ltd.	35,000	18,563
	Lingsen Precision Industries Ltd.	208,000	97,506
	Lite-On Technology Corp.	636,395	1,414,131
	Liton Technology Corp.	32,000	38,302
*	Long Bon International Co. Ltd.	61,180	34,243
	Long Da Construction & Development Corp.	67,000	50,125
	Longchen Paper & Packaging Co. Ltd.	376,349	235,957
	Longwell Co.	42,000	79,637
	Lotes Co. Ltd.	18,040	458,595
	Lu Hai Holding Corp.	24,009	24,298
	Lumax International Corp. Ltd.	39,142	92,969
	Lung Yen Life Service Corp.	73,000	92,887
	Luxe Green Energy Technology Co. Ltd.	29,960	24,479
	M31 Technology Corp.	5,000	89,331
#	Macauto Industrial Co. Ltd.	29,000	66,171
#	Machvision, Inc.	19,676	97,596
	Macroblock, Inc.	18,000	66,775
	Macronix International Co. Ltd.	615,201	739,420
	Makalot Industrial Co. Ltd.	49,605	362,148
	Marketech International Corp.	36,000	151,519
	Materials Analysis Technology, Inc.	23,160	138,108
	Mayer Steel Pipe Corp.	41,259	32,817
	Mechema Chemicals International Corp.	10,000	35,546
	Medeon Biodesign, Inc.	13,200	25,232
	MediaTek, Inc.	283,360	6,846,249
*	Medigen Vaccine Biologics Corp.	41,517	101,752
	Mega Financial Holding Co. Ltd.	1,575,085	1,681,894
	Meiloon Industrial Co.	44,520	30,666
	Mercuries & Associates Holding Ltd.	218,887	112,149
#*	Mercuries Life Insurance Co. Ltd.	1,067,708	197,108
	Merida Industry Co. Ltd.	37,735	229,613
	Merry Electronics Co. Ltd.	101,174	275,359
	METAAGE Corp.	41,000	46,234
	Micro-Star International Co. Ltd.	223,233	980,508
	Mildef Crete, Inc.	29,000	43,209
	MIN AIK Technology Co. Ltd.	61,200	34,255

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mirle Automation Corp.	84,805	$109,969
	Mitac Holdings Corp.	467,125	480,874
	Mitake Information Corp.	6,000	11,920
	Mobiletron Electronics Co. Ltd.	26,440	44,547
	momo.com, Inc.	16,200	431,107
	MOSA Industrial Corp.	75,000	60,426
	Mosel Vitelic, Inc.	12,000	16,265
#	MPI Corp.	48,000	200,048
	Nak Sealing Technologies Corp.	27,000	98,054
	Namchow Holdings Co. Ltd.	81,000	123,398
	Nan Liu Enterprise Co. Ltd.	18,000	43,218
	Nan Pao Resins Chemical Co. Ltd.	14,000	62,464
	Nan Ya Plastics Corp.	634,674	1,597,238
	Nan Ya Printed Circuit Board Corp.	89,072	731,422
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	40,634
	Nantex Industry Co. Ltd.	122,964	163,054
	Nanya Technology Corp.	400,000	776,970
*	National Aerospace Fasteners Corp.	10,000	26,360
	National Petroleum Co. Ltd.	45,000	81,775
	Netronix, Inc.	34,000	86,029
	New Best Wire Industrial Co. Ltd.	36,600	43,775
#*	New Era Electronics Co. Ltd.	33,000	18,627
*	Newmax Technology Co. Ltd.	36,000	34,738
	Nexcom International Co. Ltd.	44,000	47,793
	Nichidenbo Corp.	83,193	150,156
	Nidec Chaun-Choung Technology Corp.	7,000	27,260
	Nien Hsing Textile Co. Ltd.	58,110	41,265
	Nien Made Enterprise Co. Ltd.	42,000	437,758
	Niko Semiconductor Co. Ltd.	30,000	56,563
	Nishoku Technology, Inc.	18,400	58,379
	Nova Technology Corp.	10,000	29,765
	Novatek Microelectronics Corp.	203,000	2,417,297
	Nuvoton Technology Corp.	58,000	253,515
	O-Bank Co. Ltd.	534,362	165,317
	Ocean Plastics Co. Ltd.	95,000	107,534
	OFCO Industrial Corp.	45,097	38,669
	OK Biotech Co. Ltd.	46,000	45,602
*	Oneness Biotech Co. Ltd.	12,000	108,145
*	Optimax Technology Corp.	22,469	13,474
	Orient Semiconductor Electronics Ltd.	163,310	101,959
#	Oriental Union Chemical Corp.	250,821	158,766
	O-TA Precision Industry Co. Ltd.	43,935	172,749
	Pacific Construction Co.	143,000	44,469
	Pacific Hospital Supply Co. Ltd.	23,094	56,035
	Paiho Shih Holdings Corp.	67,675	60,417
	Pan Asia Chemical Corp.	103,200	41,530
	Pan Jit International, Inc.	99,300	221,702
	Pan-International Industrial Corp.	183,514	237,473
	Panion & BF Biotech, Inc.	8,969	50,812
	Parade Technologies Ltd.	19,400	599,919
	Paragon Technologies Co. Ltd.	30,762	21,802
	Parpro Corp.	19,000	17,942
	PChome Online, Inc.	51,000	111,085
	PCL Technologies, Inc.	17,961	68,370
	P-Duke Technology Co. Ltd.	23,442	69,594
	Pegatron Corp.	525,037	1,131,793
	Pegavision Corp.	14,000	212,834
*	PharmaEssentia Corp.	8,263	135,205
*††	Pharmally International Holding Co. Ltd.	27,096	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Phison Electronics Corp.	49,000	$609,986
	Phoenix Silicon International Corp.	50,222	99,813
*	Phytohealth Corp.	63,000	40,314
	Pixart Imaging, Inc.	67,030	223,759
	Planet Technology Corp.	16,000	47,435
	Plastron Precision Co. Ltd.	59,628	25,063
	Plotech Co. Ltd.	39,100	25,072
*	Polaris Group	12,000	41,002
	Polytronics Technology Corp.	22,269	46,489
#	Posiflex Technology, Inc.	12,346	48,295
	Pou Chen Corp.	617,144	708,074
	Power Wind Health Industry, Inc.	8,632	36,806
	Powerchip Semiconductor Manufacturing Corp.	1,057,000	1,219,170
	Powertech Technology, Inc.	351,400	982,190
	Powertip Technology Corp.	53,000	21,582
	Poya International Co. Ltd.	25,723	446,778
	President Chain Store Corp.	116,000	1,044,880
	President Securities Corp.	360,872	198,367
	Primax Electronics Ltd.	205,000	394,632
*	Prime Electronics & Satellitics, Inc.	46,000	15,099
	Prince Housing & Development Corp.	455,087	169,317
	Pro Hawk Corp.	8,000	44,018
	Promate Electronic Co. Ltd.	69,000	88,904
	Prosperity Dielectrics Co. Ltd.	52,032	63,282
	P-Two Industries, Inc.	16,000	13,806
	Qisda Corp.	328,439	311,011
	QST International Corp.	23,100	45,162
	Qualipoly Chemical Corp.	34,198	38,969
	Quang Viet Enterprise Co. Ltd.	20,000	82,642
	Quanta Computer, Inc.	524,715	1,310,469
	Quanta Storage, Inc.	88,000	131,367
	Quintain Steel Co. Ltd.	81,000	41,114
	Radiant Opto-Electronics Corp.	203,144	696,380
	Radium Life Tech Co. Ltd.	290,537	88,005
	Rafael Microelectronics, Inc.	6,024	35,310
	Raydium Semiconductor Corp.	14,000	167,166
*	RDC Semiconductor Co. Ltd.	14,000	87,392
	Realtek Semiconductor Corp.	152,268	1,635,185
	Rechi Precision Co. Ltd.	173,173	97,831
	Reward Wool Industry Corp.	50,000	33,642
	Rexon Industrial Corp. Ltd.	58,000	59,319
	Rich Development Co. Ltd.	285,254	81,279
	RiTdisplay Corp.	10,000	12,705
*	Ritek Corp.	325,288	88,514
	Rodex Fasteners Corp.	25,000	48,324
*††	Roo Hsing Co. Ltd.	282,000	20,569
	Ruentex Development Co. Ltd.	296,168	443,540
#	Ruentex Engineering & Construction Co.	25,110	104,916
	Ruentex Industries Ltd.	231,963	519,739
	Run Long Construction Co. Ltd.	38,337	91,583
	Sakura Development Co. Ltd.	91,000	101,268
	Sampo Corp.	151,200	134,570
	San Fang Chemical Industry Co. Ltd.	92,992	65,008
	San Far Property Ltd.	120,248	48,170
	San Shing Fastech Corp.	50,479	87,258
	Sanitar Co. Ltd.	24,000	31,740
	Sanyang Motor Co. Ltd.	256,684	300,485
*	Savior Lifetec Corp.	119,447	86,657
	Scan-D Corp.	11,000	15,634

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Scientech Corp.	18,000	$45,365
	SDI Corp.	57,000	217,815
	Sea & Land Integrated Corp.	37,700	28,799
	Sea Sonic Electronics Co. Ltd.	16,000	28,262
	Senao International Co. Ltd.	44,000	46,766
	Senao Networks, Inc.	13,000	95,879
	Sensortek Technology Corp.	15,000	138,523
	Sercomm Corp.	100,000	269,390
	Sesoda Corp.	82,315	117,196
	Shanghai Commercial & Savings Bank Ltd.	538,799	837,370
	Shan-Loong Transportation Co. Ltd.	48,000	48,423
	Sharehope Medicine Co. Ltd.	36,946	41,502
	Sheng Yu Steel Co. Ltd.	53,000	45,697
	ShenMao Technology, Inc.	57,435	89,511
	Shih Her Technologies, Inc.	29,000	56,337
	Shih Wei Navigation Co. Ltd.	183,709	154,111
#	Shihlin Electric & Engineering Corp.	137,000	298,212
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	32,475
	Shin Hsiung Natural Gas Co. Ltd.	13,800	32,129
	Shin Kong Financial Holding Co. Ltd.	3,074,244	923,238
	Shin Ruenn Development Co. Ltd.	56,335	65,275
	Shin Shin Natural Gas Co.	18,000	25,348
	Shin Zu Shing Co. Ltd.	75,630	208,347
	Shinih Enterprise Co. Ltd.	17,000	11,616
*	Shining Building Business Co. Ltd.	198,397	60,979
	Shinkong Insurance Co. Ltd.	108,000	181,382
	Shinkong Synthetic Fibers Corp.	577,191	346,409
	Shinkong Textile Co. Ltd.	73,800	99,338
	Shiny Chemical Industrial Co. Ltd.	34,602	149,074
#	ShunSin Technology Holding Ltd.	24,000	67,697
*	Shuttle, Inc.	167,000	67,555
	Sigurd Microelectronics Corp.	250,538	427,090
	Silergy Corp.	37,000	752,930
	Silicon Integrated Systems Corp.	278,300	161,809
	Silicon Optronics, Inc.	10,000	27,338
	Simplo Technology Co. Ltd.	51,400	509,215
	Sinbon Electronics Co. Ltd.	35,917	345,080
	Sincere Navigation Corp.	137,240	93,189
	Singatron Enterprise Co. Ltd.	49,000	32,876
	Single Well Industrial Corp.	17,000	13,957
	Sinher Technology, Inc.	29,000	35,679
	Sinkang Industries Co. Ltd.	25,000	18,046
	Sinmag Equipment Corp.	17,979	55,877
	Sino-American Silicon Products, Inc.	144,000	786,330
	Sinon Corp.	181,000	235,690
	SinoPac Financial Holdings Co. Ltd.	1,873,964	1,082,633
	Sinopower Semiconductor, Inc.	9,000	31,132
	Sinyi Realty, Inc.	122,549	113,487
	Sirtec International Co. Ltd.	40,600	27,892
	Sitronix Technology Corp.	38,434	273,454
	Siward Crystal Technology Co. Ltd.	79,000	92,833
	Soft-World International Corp.	25,000	67,011
	Solar Applied Materials Technology Corp.	174,339	202,803
	Solomon Technology Corp.	71,000	63,937
	Solteam, Inc.	23,300	35,108
	Sonix Technology Co. Ltd.	77,000	133,819
	Southeast Cement Co. Ltd.	85,000	51,116
	Speed Tech Corp.	45,000	79,171
	Spirox Corp.	35,000	28,739

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sporton International, Inc.	33,086	$242,906
	Sports Gear Co. Ltd.	9,000	21,914
	St Shine Optical Co. Ltd.	22,000	186,333
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	55,779
	Standard Foods Corp.	209,642	289,984
	Stark Technology, Inc.	52,200	148,096
	Sun Race Sturmey-Archer, Inc.	26,000	35,868
*	Sun Yad Construction Co. Ltd.	72,123	29,107
	Sunfun Info Co. Ltd.	2,920	17,889
	Sunjuice Holdings Co. Ltd.	9,000	85,162
*	Sunko INK Co. Ltd.	68,200	35,046
	SunMax Biotechnology Co. Ltd.	12,000	53,162
	Sunny Friend Environmental Technology Co. Ltd.	32,000	179,949
	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	130,987
	Sunplus Innovation Technology, Inc.	8,000	19,568
#	Sunplus Technology Co. Ltd.	199,000	159,252
	Sunrex Technology Corp.	59,631	76,902
#	Sunspring Metal Corp.	50,625	40,253
	Superior Plating Technology Co. Ltd.	20,000	34,159
#	Supreme Electronics Co. Ltd.	196,833	245,733
	Swancor Holding Co. Ltd.	33,000	121,075
	Sweeten Real Estate Development Co. Ltd.	76,642	62,522
	Symtek Automation Asia Co. Ltd.	26,421	81,702
	Syncmold Enterprise Corp.	51,000	101,671
*	SYNergy ScienTech Corp.	29,000	22,968
	Synnex Technology International Corp.	278,967	563,789
*	Sysgration	19,000	26,705
	Systex Corp.	77,000	190,843
	T3EX Global Holdings Corp.	61,000	134,962
	TA Chen Stainless Pipe	616,082	925,505
	Ta Liang Technology Co. Ltd.	19,000	27,063
	Ta Ya Electric Wire & Cable	264,139	203,681
	Ta Yih Industrial Co. Ltd.	16,000	18,782
	Tah Hsin Industrial Corp.	24,024	57,147
	TA-I Technology Co. Ltd.	48,936	72,764
*	Tai Tung Communication Co. Ltd.	55,227	26,369
	Taichung Commercial Bank Co. Ltd.	981,657	429,522
	TaiDoc Technology Corp.	28,458	170,702
	Taiflex Scientific Co. Ltd.	86,540	121,068
	Taimide Tech, Inc.	46,117	51,068
	Tainan Enterprises Co. Ltd.	43,000	30,326
	Tainan Spinning Co. Ltd.	498,568	285,497
	Tai-Saw Technology Co. Ltd.	42,000	37,875
	Taishin Financial Holding Co. Ltd.	1,994,255	1,084,018
	TaiSol Electronics Co. Ltd.	28,000	31,051
	Taita Chemical Co. Ltd.	75,050	56,764
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	75,199
	Taiwan Business Bank	1,491,983	665,565
	Taiwan Cement Corp.	985,866	1,194,143
	Taiwan Chelic Corp. Ltd.	7,000	11,690
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	47,255
	Taiwan Cogeneration Corp.	148,077	170,338
	Taiwan Cooperative Financial Holding Co. Ltd.	1,398,992	1,236,247
	Taiwan Fertilizer Co. Ltd.	197,000	367,290
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	73,360
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	100,195
	Taiwan Glass Industry Corp.	243,442	190,355
	Taiwan High Speed Rail Corp.	344,000	335,143
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	449,974

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	$101,394
	Taiwan IC Packaging Corp.	38,000	14,591
*††	Taiwan Kolin Co. Ltd.	292,000	0
††	Taiwan Land Development Corp.	335,217	11,220
	Taiwan Line Tek Electronic	27,000	26,190
	Taiwan Mask Corp.	60,000	185,367
	Taiwan Mobile Co. Ltd.	273,800	863,894
	Taiwan Navigation Co. Ltd.	88,000	78,002
#	Taiwan Paiho Ltd.	148,068	294,417
	Taiwan PCB Techvest Co. Ltd.	158,733	196,023
	Taiwan Pelican Express Co. Ltd.	10,000	16,582
	Taiwan Sakura Corp.	85,600	180,060
	Taiwan Sanyo Electric Co. Ltd.	51,800	62,438
	Taiwan Secom Co. Ltd.	116,795	391,703
	Taiwan Semiconductor Co. Ltd.	106,000	314,562
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	31,156,631
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	37,679,655
	Taiwan Shin Kong Security Co. Ltd.	120,251	159,921
	Taiwan Steel Union Co. Ltd.	9,000	29,639
	Taiwan Styrene Monomer	218,164	101,680
	Taiwan Surface Mounting Technology Corp.	139,845	426,043
	Taiwan Taxi Co. Ltd.	16,800	50,665
*	Taiwan TEA Corp.	257,648	185,020
	Taiwan Union Technology Corp.	124,000	256,288
	Taiwan-Asia Semiconductor Corp.	138,043	176,227
	Taiyen Biotech Co. Ltd.	51,712	56,040
*	Tang Eng Iron Works Co. Ltd.	36,000	38,333
*	Tatung Co. Ltd.	406,688	464,762
	TCI Co. Ltd.	50,153	316,087
	Te Chang Construction Co. Ltd.	37,247	37,678
	Team Group, Inc.	27,300	29,821
	Teco Electric & Machinery Co. Ltd.	451,000	432,746
	Tehmag Foods Corp.	8,470	75,221
	TEKOM Technologies, Inc.	6,000	21,657
	Tera Autotech Corp.	22,701	16,527
	Test Research, Inc.	75,571	160,856
	Test Rite International Co. Ltd.	90,568	59,970
*	Tex-Ray Industrial Co. Ltd.	72,000	27,858
	Thermaltake Technology Co. Ltd.	36,096	32,719
	Thinking Electronic Industrial Co. Ltd.	37,000	185,561
	Thye Ming Industrial Co. Ltd.	54,700	69,706
	Ting Sin Co. Ltd.	38,773	22,094
	Tofu Restaurant Co. Ltd.	3,360	25,766
	Ton Yi Industrial Corp.	396,300	234,802
	Tong Hsing Electronic Industries Ltd.	72,794	558,676
	Tong Ming Enterprise Co. Ltd.	16,000	23,278
	Tong Yang Industry Co. Ltd.	201,640	304,364
	Tong-Tai Machine & Tool Co. Ltd.	101,711	48,183
	Top Bright Holding Co. Ltd.	6,000	20,854
	Top Union Electronics Corp.	46,486	38,932
	Topco Scientific Co. Ltd.	71,249	403,064
	Topco Technologies Corp.	19,122	47,269
	Topkey Corp.	33,000	196,495
	Topoint Technology Co. Ltd.	73,386	72,237
	Toung Loong Textile Manufacturing	43,860	38,617
	TPK Holding Co. Ltd.	147,000	150,570
	Trade-Van Information Services Co.	25,000	51,082
	Transart Graphics Co. Ltd.	15,000	28,627
	Transcend Information, Inc.	87,890	199,568

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcom, Inc.	8,000	$37,749
#	Tripod Technology Corp.	155,170	513,343
*	TrueLight Corp.	31,000	22,783
	Tsang Yow Industrial Co. Ltd.	30,000	23,467
	Tsann Kuen Enterprise Co. Ltd.	35,081	52,738
	TSC Auto ID Technology Co. Ltd.	15,070	99,861
	TSRC Corp.	278,452	262,666
	TST Group Holding Ltd.	4,800	16,162
	Ttet Union Corp.	19,000	91,222
	TTFB Co. Ltd.	6,575	48,061
	TTY Biopharm Co. Ltd.	110,000	284,996
	Tul Corp.	29,000	79,158
	Tung Ho Steel Enterprise Corp.	295,448	570,993
	Tung Ho Textile Co. Ltd.	49,000	29,388
	Tung Thih Electronic Co. Ltd.	29,000	144,532
	Turvo International Co. Ltd.	14,843	49,908
#	TXC Corp.	149,204	435,552
	TYC Brother Industrial Co. Ltd.	83,091	77,904
*	Tycoons Group Enterprise	181,385	52,093
	Tyntek Corp.	117,922	68,020
	TZE Shin International Co. Ltd.	33,000	14,729
	UDE Corp.	37,000	41,485
	Ultra Chip, Inc.	5,000	16,229
	U-Ming Marine Transport Corp.	228,000	386,190
	Unic Technology Corp.	68,000	32,576
	Unictron Technologies Corp.	4,000	9,606
	Unimicron Technology Corp.	467,312	2,151,502
	Union Bank Of Taiwan	545,082	294,105
	Uni-President Enterprises Corp.	757,577	1,701,963
	Unitech Computer Co. Ltd.	38,000	40,086
*	Unitech Printed Circuit Board Corp.	273,061	167,154
	United Integrated Services Co. Ltd.	78,400	541,253
#	United Microelectronics Corp.	2,723,081	4,456,170
*	United Orthopedic Corp.	36,141	54,663
	United Radiant Technology	48,000	30,102
	United Recommend International Co. Ltd.	17,500	49,140
*	United Renewable Energy Co. Ltd.	174,347	123,219
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	24,200
*	Universal Microelectronics Co. Ltd.	24,000	21,715
	Universal Vision Biotechnology Co. Ltd.	16,800	183,287
	Universal, Inc.	8,000	6,685
	Unizyx Holding Corp.	143,826	177,376
	UPC Technology Corp.	385,532	190,926
	Userjoy Technology Co. Ltd.	21,384	53,034
#	USI Corp.	399,332	317,505
*	Usun Technology Co. Ltd.	21,700	26,928
#	U-Tech Media Corp.	37,000	21,334
	Utechzone Co. Ltd.	23,000	67,959
	UVAT Technology Co. Ltd.	14,000	28,953
	Value Valves Co. Ltd.	14,000	38,244
	Vanguard International Semiconductor Corp.	350,000	1,176,435
	Ve Wong Corp.	43,000	52,982
	Ventec International Group Co. Ltd.	32,000	86,039
	VIA Labs, Inc.	6,000	41,924
*	Victory New Materials Ltd. Co.	44,255	15,064
	Viking Tech Corp.	24,000	40,486
	Visual Photonics Epitaxy Co. Ltd.	55,757	166,175
	Voltronic Power Technology Corp.	17,017	861,132

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wafer Works Corp.	258,000	$388,968
	Waffer Technology Corp.	30,224	38,846
	Wah Hong Industrial Corp.	43,694	41,539
	Wah Lee Industrial Corp.	95,480	272,622
	Walsin Lihwa Corp.	594,764	1,082,625
	Walsin Technology Corp.	167,345	505,293
	Walton Advanced Engineering, Inc.	140,000	56,561
	Wan Hai Lines Ltd.	269,355	686,448
	We & Win Development Co. Ltd.	62,000	14,600
	WEI Chih Steel Industrial Co. Ltd.	39,000	40,548
	Wei Chuan Foods Corp.	159,000	101,598
*††	Wei Mon Industry Co. Ltd.	72,277	0
	Weikeng Industrial Co. Ltd.	206,725	188,880
	Well Shin Technology Co. Ltd.	46,160	76,648
	WELLELL, Inc.	29,000	28,685
	Weltrend Semiconductor	67,000	107,639
*	Wha Yu Industrial Co. Ltd.	58,000	34,594
	Wholetech System Hitech Ltd.	24,000	36,638
	Win Semiconductors Corp.	97,141	626,347
	Winbond Electronics Corp.	1,186,474	859,552
	Winmate, Inc.	14,000	39,295
	Winstek Semiconductor Co. Ltd.	34,000	56,039
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	3,000	45,844
	Wisdom Marine Lines Co. Ltd.	272,501	554,702
	Wisechip Semiconductor, Inc.	8,000	13,929
	Wistron Corp.	1,125,017	1,183,498
	Wistron Information Technology & Services Corp.	21,000	63,521
	Wistron NeWeb Corp.	138,102	377,433
	Wiwynn Corp.	20,000	502,353
	Wonderful Hi-Tech Co. Ltd.	69,683	70,899
*	Wowprime Corp.	40,000	240,479
	WPG Holdings Ltd.	453,779	723,391
	WT Microelectronics Co. Ltd.	139,089	304,215
	WUS Printed Circuit Co. Ltd.	80,712	75,372
	XAC Automation Corp.	37,000	28,010
	XinTec, Inc.	79,000	284,213
	X-Legend Entertainment Co. Ltd.	8,000	11,078
	Xxentria Technology Materials Corp.	60,211	123,429
	Yageo Corp.	69,380	1,259,311
#	Yang Ming Marine Transport Corp.	659,000	1,384,136
	YC INOX Co. Ltd.	173,767	177,187
	YCC Parts Manufacturing Co. Ltd.	23,000	31,906
	Yea Shin International Development Co. Ltd.	73,716	53,687
	Yem Chio Co. Ltd.	213,061	103,903
	Yen Sun Technology Corp.	17,000	15,762
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	75,115
	YFC-Boneagle Electric Co. Ltd.	54,704	49,669
	YFY, Inc.	597,891	515,616
	Yi Jinn Industrial Co. Ltd.	81,100	51,198
	Yi Shin Textile Industrial Co. Ltd.	18,000	19,284
#*	Yieh Hsing Enterprise Co. Ltd.	39,000	16,549
	Yieh Phui Enterprise Co. Ltd.	429,731	246,501
	YONGGU Group, Inc.	19,000	28,649
	Yonyu Plastics Co. Ltd.	39,000	43,374
	Young Fast Optoelectronics Co. Ltd.	50,298	47,095
	Youngtek Electronics Corp.	54,257	109,767
	Yuan High-Tech Development Co. Ltd.	8,400	21,197
	Yuanta Financial Holding Co. Ltd.	1,728,147	1,299,491

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co. Ltd.	34,968	$57,430
	Yuen Chang Stainless Steel Co. Ltd.	57,837	41,510
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	44,580
	Yulon Finance Corp.	90,194	503,229
	Yulon Motor Co. Ltd.	235,914	653,953
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	55,439
	Yungshin Construction & Development Co. Ltd.	59,000	103,741
	YungShin Global Holding Corp.	98,000	139,374
	Yusin Holding Corp.	11,000	35,559
	Zeng Hsing Industrial Co. Ltd.	29,906	119,269
	Zenitron Corp.	88,000	88,459
	Zero One Technology Co. Ltd.	61,422	85,825
	Zhen Ding Technology Holding Ltd.	252,000	930,544
*	Zhong Yang Technology Co. Ltd.	6,000	7,969
	Zig Sheng Industrial Co. Ltd.	158,231	56,713
*	Zinwell Corp.	147,010	86,398
	Zippy Technology Corp.	45,000	60,379
	ZongTai Real Estate Development Co. Ltd.	98,916	104,056
TOTAL TAIWAN			286,069,834
THAILAND — (2.2%)
	2S Metal PCL	205,030	21,242
#	AAPICO Hitech PCL	122,332	122,295
	Absolute Clean Energy PCL	859,800	67,200
	Advanced Info Service PCL	172,500	1,021,622
	Advanced Information Technology PCL, Class F	525,500	107,456
	AEON Thana Sinsap Thailand PCL	48,300	291,907
*	After You PCL	87,400	32,037
	AgriPure Holdings PLC	145,100	21,890
*	Airports of Thailand PCL	426,600	959,559
	AJ Plast PCL	126,600	49,474
	Allianz Ayudhya Capital PCL	16,500	20,869
	Amanah Leasing PCL	248,600	28,618
	Amata Corp. PCL	399,400	241,987
*	Ananda Development PCL	1,045,400	44,970
	AP Thailand PCL	933,702	336,597
*	Aqua Corp. PCL	505,200	10,407
	Asia Green Energy PCL	230,200	25,245
	Asia Plus Group Holdings PCL	1,023,700	95,516
	Asia Precision PCL	183,600	27,142
	Asia Sermkij Leasing PCL, NVDR	134,100	133,044
	Asia Sermkij Leasing PCL	7,800	7,739
	Asian Insulators PCL	149,155	30,048
	Asian Sea Corp. PCL, Class F	76,100	31,122
	Asiasoft Corp. PCL	32,600	15,801
	Asset World Corp. PCL	997,500	179,798
	Bangchak Corp. PCL	557,000	615,889
#*	Bangkok Airways PCL	275,200	121,718
	Bangkok Bank PCL	187,300	899,335
	Bangkok Commercial Asset Management PCL	342,100	164,780
	Bangkok Expressway & Metro PCL	783,135	230,124
	Bangkok Insurance PCL	36,880	330,702
	Bangkok Land PCL	6,756,600	216,964
	Bangkok Life Assurance PCL, NVDR	88,940	78,809
*	Bangkok Ranch PCL	394,200	34,870
	BCPG PCL	296,300	88,414
	BEC World PCL	394,700	126,744
	Berli Jucker PCL	248,200	285,719
*	Better World Green PCL	1,839,200	57,945

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Beyond Securities PCL	75,400	$27,181
	BG Container Glass PCL	130,800	40,021
*	Bound & Beyond PCL	124,900	52,972
	Brooker Group PCL	727,700	10,802
	BTS Group Holdings PCL	992,900	254,166
	Business Online PCL	106,300	37,033
	Cal-Comp Electronics Thailand PCL, Class F	1,423,919	101,801
	Carabao Group PCL, Class F	66,400	207,186
	Central Pattana PCL	187,600	404,923
*	Central Plaza Hotel PCL	84,000	132,324
	Central Retail Corp. PCL	351,566	452,638
	CH Karnchang PCL	172,372	118,013
	Charoen Pokphand Foods PCL	868,993	621,273
	CIMB Thai Bank PCL	820,700	21,381
	Com7 PCL, Class F	252,600	239,132
	Communication & System Solution PCL	227,000	10,453
*	Country Group Holdings PCL, Class F	660,200	17,800
	CP ALL PCL	314,100	632,767
	Delta Electronics Thailand PCL	19,300	526,204
	Demco PCL	239,100	36,071
	Dhipaya Group Holdings PCL	214,400	324,750
	Diamond Building Products PCL	152,800	38,883
	Do Day Dream PCL	38,200	19,904
	Dohome PCL	211,119	86,980
	Dynasty Ceramic PCL	1,772,400	153,561
	Eastern Polymer Group PCL, Class F	402,600	104,888
	Eastern Power Group PCL	147,400	18,844
	Eastern Water Resources Development & Management PCL, Class F	345,900	56,061
	Ekachai Medical Care PCL	144,664	39,442
#	Energy Absolute PCL	106,100	278,026
	Esso Thailand PCL	412,400	116,187
*	Eternal Energy PCL	519,600	9,444
*	Everland PCL	1,617,200	12,738
	Exotic Food PCL, Class F	73,900	30,447
#	Finansia Syrus Securities PCL, NVDR	156,400	15,635
	Forth Corp. PCL	69,500	91,060
	Forth Smart Service PCL	143,900	73,672
	Fortune Parts Industry PCL, Class F	205,200	19,892
#*	General Engineering PCL	708,300	7,081
	GFPT PCL	193,100	78,972
*	Global Consumer PCL	488,100	8,872
	Global Green Chemicals PCL, Class F	54,700	24,856
*††	Group Lease PCL, NVDR	135,800	502
	Gunkul Engineering PCL	1,240,100	187,086
	Haad Thip PCL	36,800	33,444
	Hana Microelectronics PCL	162,101	297,095
	Home Product Center PCL	1,136,127	492,172
	Hwa Fong Rubber Thailand PCL	162,600	32,510
	ICC International PCL	27,800	30,529
	Ichitan Group PCL	300,200	110,040
	Index Livingmall PCL	134,100	76,779
	Indorama Ventures PCL	434,600	533,211
	Infraset PCL	115,600	11,977
	Interlink Communication PCL	163,050	35,317
*	Interlink Telecom PCL	339,800	38,087
	Internet Thailand PCL	184,200	29,296
*	Interpharma PCL	76,200	33,241
#	Intouch Holdings PCL, Class F	12,500	27,548
	IRPC PCL	4,932,800	457,267

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	IT City PCL	52,200	$8,856
*	Italian-Thai Development PCL	2,025,200	125,156
	JAS Asset PCL, Class F	89,000	10,461
*	Jasmine International PCL	1,099,300	77,261
*	Jasmine Technology Solution PCL	14,300	20,252
	Jay Mart PCL	50,500	56,987
	JMT Network Services PCL	45,437	73,641
	Jubilee Enterprise PCL	20,400	17,149
	JWD Infologistics PCL	169,800	110,594
	Kang Yong Electric PCL	2,400	23,266
#	Karmarts PCL	291,400	77,242
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	16,375
	Kasikornbank PCL	60,700	266,631
#	KCE Electronics PCL	218,700	362,733
	KGI Securities Thailand PCL	761,400	116,482
	Khon Kaen Sugar Industry PCL	797,304	87,435
	Kiatnakin Phatra Bank PCL	52,500	108,547
	Krung Thai Bank PCL	385,750	204,502
	Krungthai Card PCL	128,200	219,427
	Lalin Property PCL	208,900	59,170
	Lam Soon Thailand PCL	132,400	21,057
	Land & Houses PCL	1,499,600	449,744
	Land & Houses PCL, NVDR	64,820	19,440
	LH Financial Group PCL	774,100	28,141
	Loxley PCL	697,570	46,491
	LPN Development PCL	545,600	76,030
*	Master Ad PCL	2,010,900	34,114
	MBK PCL	454,052	253,092
	MC Group PCL	194,800	70,225
	MCS Steel PCL	277,300	83,585
*	MDX PCL	208,600	28,816
	Mega Lifesciences PCL	110,700	175,222
	Millcon Steel PCL	1,079,986	25,192
*	Minor International PCL	613,271	617,730
	MK Restaurants Group PCL	57,100	98,165
*	Mono Next PCL	450,800	22,260
	Muang Thai Insurance PCL	5,800	21,787
	Muangthai Capital PCL	240,200	272,872
*	Nawarat Patanakarn PCL	995,100	25,925
	Netbay PCL	57,700	49,817
	Ngern Tid Lor PCL	13,600	11,433
	Noble Development PCL	419,800	73,125
	Northeast Rubber PCL	668,300	129,570
	NR Instant Produce PCL	120,600	21,921
*	Nusasiri PCL	2,458,100	84,146
	Origin Property PCL, Class F	366,050	135,287
	Osotspa PCL	196,200	166,422
	Pacific Pipe PCL	259,500	30,973
	PCS Machine Group Holding PCL	188,600	30,567
	Plan B Media PCL, Class F	880,632	238,766
*	Platinum Group PCL, Class F	387,400	44,596
	Polyplex Thailand PCL	141,900	108,542
*	Power Solution Technologies PCL, Class F	668,300	34,012
	Praram 9 Hospital PCL	156,700	94,941
	Precious Shipping PCL	388,400	194,141
	Premier Marketing PCL	152,600	44,842
	Prima Marine PCL	679,300	159,484
	Property Perfect PCL	4,335,345	52,534
*	PSG Corp. PCL	275,500	10,432

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTG Energy PCL	354,800	$144,027
	PTT Exploration & Production PCL	352,400	1,830,857
	PTT Global Chemical PCL	384,556	573,747
	PTT Oil & Retail Business PCL	212,100	143,927
	Pylon PCL	130,000	17,249
	Quality Houses PCL	3,535,813	252,788
	R&B Food Supply PCL	98,600	37,935
*	Rabbit Holdings PLC, Class F	2,999,700	109,956
#*	Raimon Land PCL	1,149,900	25,429
	Rajthanee Hospital PCL	49,100	45,367
	Ratchthani Leasing PCL	1,018,543	126,508
	Rojana Industrial Park PCL	383,932	71,529
	RPCG Pcl	669,100	21,283
	RS PCL	190,200	96,224
	S 11 Group PCL	148,400	23,377
*	S Hotels & Resorts PCL	650,400	86,694
	S Kijchai Enterprise PCL, Class F	104,100	16,556
	Sabina PCL	96,800	74,044
	Saha Pathana Inter-Holding PCL	18,700	39,371
	Sahakol Equipment PCL	579,600	34,765
	Sahamitr Pressure Container PCL	114,700	45,866
	Saha-Union PCL	37,800	35,498
*	Samart Corp. PCL	272,600	46,245
	Samart Telcoms PCL	117,100	23,945
	Sansiri PCL	5,663,833	334,580
	Sappe PCL	63,100	89,842
	SC Asset Corp. PCL	883,396	127,385
	SCB X PCL	120,400	379,327
	SCG Ceramics PCL	291,200	17,996
	SCG Packaging PCL	103,900	164,459
*	SEAFCO PCL	296,380	34,657
*	Seafresh Industry PCL	246,400	21,348
	Sena Development PCL	214,750	25,632
*	SENA J Property PCL	1,038,900	34,934
	Sermsang Power Corp. Co. Ltd.	240,548	73,600
*	Seven Utilities & Power PLC	1,601,400	37,840
	Siam Cement PCL	41,800	425,471
	Siam Global House PCL	273,398	172,271
*	Siam Wellness Group PCL, Class F	36,900	13,302
	Siamgas & Petrochemicals PCL	344,500	105,406
	Siamrajathanee PCL	49,320	14,343
*	Simat Technologies PCL	217,700	14,905
	Singer Thailand PCL	32,800	27,325
*	Singha Estate PCL	1,497,200	89,805
	Sino-Thai Engineering & Construction PCL	558,300	243,548
#	SiS Distribution Thailand PCL	56,500	45,785
	SISB PCL	43,700	32,302
*††	SMI Holdings Group Ltd.	323,197	0
	SNC Former PCL	138,100	59,825
	Somboon Advance Technology PCL	141,150	91,506
	SPCG PCL	215,700	96,055
	Sri Trang Agro-Industry PCL	491,800	326,278
	Sri Trang Gloves Thailand PCL	577,300	181,882
	Sriracha Construction PCL	62,500	18,271
	Srisawad Capital 1969 PCL, Class F	24,300	20,060
	Srisawad Corp. PCL	159,089	256,634
	Srithai Superware PCL	403,900	20,434
	Srivichai Vejvivat PCL	174,700	46,043
	Star Petroleum Refining PCL	765,400	266,650

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Starflex PCL	69,000	$6,940
*	STARK Corp. PCL	818,100	73,855
	Stars Microelectronics Thailand PCL	229,900	36,216
*	STP & I PCL	676,380	106,549
	Supalai PCL	373,625	273,909
	Super Energy Corp. PCL	7,922,300	151,198
	Susco PCL	266,700	30,702
	SVI PCL	150,800	45,226
	Synnex Thailand PCL	100,900	49,212
	Syntec Construction PCL	574,800	32,388
	TAC Consumer PCL, Class F	171,300	33,212
	Taokaenoi Food & Marketing PCL, Class F	125,200	43,996
	Tata Steel Thailand PCL	1,512,800	53,161
	Thai Oil PCL	406,214	710,659
	Thai President Foods PCL, Class F	4,100	24,965
*	Thai Reinsurance PCL	537,500	16,934
	Thai Rubber Latex Group PCL	370,700	23,358
	Thai Solar Energy PCL, Class F	128,100	9,857
	Thai Stanley Electric PCL, NVDR	3,900	22,152
	Thai Stanley Electric PCL, Class F	11,300	64,185
	Thai Union Group PCL, Class F	543,532	263,451
	Thai Vegetable Oil PCL	218,240	190,076
	Thai Wah PCL, Class F	229,800	37,592
	Thaicom PCL	326,000	160,975
	Thaifoods Group PCL, Class F	675,500	115,619
	Thaire Life Assurance PCL, Class F	110,700	17,103
	Thanachart Capital PCL	63,600	82,366
	Thitikorn PCL	120,700	31,263
	Thoresen Thai Agencies PCL	602,400	148,729
	TIPCO Foods PCL	117,300	32,337
	Tisco Financial Group PCL	67,600	209,906
	TKS Technologies PCL	157,730	64,506
	TMBThanachart Bank PCL	4,278,150	190,514
	TMT Steel PCL	169,300	42,056
	TOA Paint Thailand PCL	110,400	113,711
	Total Access Communication PCL, NVDR	145,100	217,584
	TPC Power Holding PCL, Class F	75,900	17,820
	TQM Alpha PCL	116,300	148,854
	Triple i Logistics PCL	79,253	35,533
*	Triton Holding PCL	4,399,200	23,988
	True Corp. PCL	2,952,620	434,709
*	TTCL PCL	174,000	25,618
	TTW PCL	394,000	112,793
	Union Auction PCL	87,100	24,143
*	Unique Engineering & Construction PCL	252,650	37,044
	United Paper PCL	138,000	66,053
*	United Power of Asia PCL, Class F	5,967,000	43,383
	Univanich Palm Oil PCL	336,700	79,050
	Univentures PCL	306,400	31,559
	Vanachai Group PCL	262,120	44,468
	VGI PCL	738,400	110,055
	WHA Corp. PCL	1,581,200	181,064
	WHA Utilities & Power PCL	374,300	45,810
	WICE Logistics PCL	87,900	31,688
	Workpoint Entertainment PCL	100,560	55,444
	YGGDRAZIL Group PCL	81,100	21,252
*	Ziga Innovation PCL	161,300	17,884
TOTAL THAILAND			34,431,203

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.9%)
*	Agesa Hayat ve Emeklilik AS	15,566	$27,518
	Akbank TAS	943,233	854,644
	Aksa Akrilik Kimya Sanayii AS	44,328	182,724
*	Aksigorta AS	116,759	21,026
#*	Alarko Carrier Sanayii VE Ticaret AS	259	7,246
	Alarko Holding AS	28,066	103,978
*	Albaraka Turk Katilim Bankasi AS	606,591	92,028
	Alcatel-Lucent Teletas Telekomunikasyon AS	4,846	20,313
	Alkim Alkali Kimya AS	33,221	54,984
*	Anadolu Anonim Turk Sigorta Sirketi	121,131	112,262
#	Anadolu Hayat Emeklilik AS	31,796	32,450
	Arcelik AS	17,190	98,252
	ARD Grup Bilisim Teknolojileri AS	82,766	36,442
	Aygaz AS	14,404	69,339
*	Bagfas Bandirma Gubre Fabrikalari AS	25,456	41,096
*	Banvit Bandirma Vitaminli Yem Sanayii AS	4,933	22,426
	Bera Holding AS	325,590	193,491
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	28,109
	BIM Birlesik Magazalar AS	77,259	512,298
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	20,362	73,035
	Borusan Yatirim ve Pazarlama AS	687	33,257
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,869	52,931
*	Bursa Cimento Fabrikasi AS	204,762	56,110
#	Celebi Hava Servisi AS	946	26,299
*	Cemas Dokum Sanayi AS	355,741	34,852
#	Cemtas Celik Makina Sanayi Ve Ticaret AS	22,069	56,468
	Coca-Cola Icecek AS	14,391	140,355
	Deva Holding AS	7,454	19,059
#	Dogan Sirketler Grubu Holding AS	704,048	331,085
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	72,440	27,233
	Dogus Otomotiv Servis ve Ticaret AS	13,608	115,186
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	50,814
	EGE Endustri VE Ticaret AS	505	141,707
	EGE Gubre Sanayii AS	7,948	33,648
	EGE Seramik Sanayi ve Ticaret AS	19,309	33,629
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	45,903	61,492
Ω	Enerjisa Enerji AS	25,368	44,649
	Enka Insaat ve Sanayi AS	106,596	168,655
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	17,849
	Eregli Demir ve Celik Fabrikalari TAS	216,309	439,040
*	Fenerbahce Futbol AS	12,698	43,188
	Ford Otomotiv Sanayi AS	13,157	357,856
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	Gentas Genel Metal Sanayi ve Ticaret AS	33,280	9,728
*	Global Yatirim Holding AS	240,086	115,376
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	18,493
*	Goodyear Lastikleri TAS	36,437	33,268
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	96,602
	GSD Holding AS	365,173	61,462
*	Gubre Fabrikalari TAS	8,811	129,480
*	Hektas Ticaret TAS	203,643	341,632
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	50,590	46,513
	Info Yatirim AS	39,706	22,263
*	Is Finansal Kiralama AS	163,643	54,613
*	Izmir Demir Celik Sanayi AS	315,488	80,888
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	11,740	26,476
*	Karel Elektronik Sanayi ve Ticaret AS	35,789	31,683
*	Karsan Otomotiv Sanayii Ve Ticaret AS	54,142	26,583
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	25,759

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	229,516	$21,894
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	40,340
	Kontrolmatik Enerji Ve Muhendislik AS	1,913	14,508
*	Konya Cimento Sanayii AS	317	39,607
	Kordsa Teknik Tekstil AS	27,607	111,433
	Koza Altin Isletmeleri AS	4,423	130,946
*	Koza Anadolu Metal Madencilik Isletmeleri AS	39,963	113,089
	Logo Yazilim Sanayi Ve Ticaret AS	6,846	21,705
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	33,070	204,397
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	17,819	16,875
*	Pamukova Yenilenebilir Elektrik Uretim AS	3,433	54,058
*	Parsan Makina Parcalari Sanayii AS	3,183	9,284
*	Pegasus Hava Tasimaciligi AS	9,403	247,649
*	Petkim Petrokimya Holding AS	334,320	291,282
	Pinar SUT Mamulleri Sanayii AS	2,950	9,542
	Pinar SUT Mamulleri Sanayii AS	2,865	9,058
	Polisan Holding AS	30,016	13,754
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	44,931
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	135,241	190,560
*	Sasa Polyester Sanayi AS	40,543	217,473
*	Sekerbank Turk AS	622,129	87,709
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	92,264
*	Sok Marketler Ticaret AS	62,448	87,711
	Tat Gida Sanayi AS	24,980	33,684
*	TAV Havalimanlari Holding AS	35,330	155,003
	Tekfen Holding AS	78,424	162,475
*	Teknosa Ic Ve Dis Ticaret AS	65,096	70,215
	Tofas Turk Otomobil Fabrikasi AS	31,636	266,403
*	Tukas Gida Sanayi ve Ticaret AS	71,663	71,307
*	Tumosan Motor ve Traktor Sanayi AS	9,193	27,049
*	Turcas Petrol AS	20,640	18,180
*	Turk Hava Yollari AO	118,958	872,156
	Turk Telekomunikasyon AS	202,337	221,616
	Turk Traktor ve Ziraat Makineleri AS	4,170	127,809
#	Turkcell Iletisim Hizmetleri AS	348,399	675,344
	Turkiye Garanti Bankasi AS	149,536	191,783
*	Turkiye Halk Bankasi AS	122,731	68,789
*	Turkiye Petrol Rafinerileri AS	33,320	1,050,681
	Turkiye Sigorta AS	59,709	33,179
*	Turkiye Sinai Kalkinma Bankasi AS	713,831	159,507
*	Turkiye Vakiflar Bankasi TAO, Class D	367,650	185,117
*	Ulker Biskuvi Sanayi AS	54,091	110,180
	Vestel Beyaz Esya Sanayi ve Ticaret AS	135,098	93,130
*	Vestel Elektronik Sanayi ve Ticaret AS	49,550	167,159
	Yapi ve Kredi Bankasi AS	838,083	406,407
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	103,852
*	Zorlu Enerji Elektrik Uretim AS	347,882	92,177
TOTAL TURKEY			13,423,113
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	380,623	871,482
	Abu Dhabi Islamic Bank PJSC	494,005	1,269,763
	Abu Dhabi National Hotels	2,524	3,629
	Abu Dhabi National Insurance Co. PSC	78,793	124,550
	Abu Dhabi National Oil Co. for Distribution PJSC	577,594	692,873
	Abu Dhabi Ship Building Co. PJSC	25,815	27,163
	Agthia Group PJSC	198,804	220,515
	Air Arabia PJSC	1,361,822	817,696
*	Ajman Bank PJSC	608,414	187,614

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aldar Properties PJSC	824,473	$981,896
*	Amlak Finance PJSC	548,125	86,588
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	292,909	289,193
*	Deyaar Development PJSC	764,165	99,863
	Dubai Financial Market PJSC	599,564	231,747
	Dubai Investments PJSC	1,006,860	596,747
	Dubai Islamic Bank PJSC	780,682	1,183,468
*	Emaar Development PJSC	619,353	754,160
	Emaar Properties PJSC	1,447,207	2,199,054
	Emirates Driving Co.	5,400	37,395
	Emirates Integrated Telecommunications Co. PJSC	307,679	432,726
	Emirates NBD Bank PJSC	437,381	1,545,116
	Emirates Telecommunications Group Co. PJSC	533,241	3,736,189
*	Eshraq Investments PJSC	670,889	87,670
	First Abu Dhabi Bank PJSC	417,332	1,548,043
*	Gulf Navigation Holding PJSC	111,956	21,796
#*	Gulf Pharmaceutical Industries PSC	59,324	17,803
	Islamic Arab Insurance Co.	101,852	17,821
*	Manazel PJSC	681,581	70,794
*	Palms Sports PrJSC	7,364	18,315
*	RAK Properties PJSC	684,551	114,981
	Ras Al Khaimah Ceramics	298,761	227,248
*	SHUAA Capital PSC	649,509	70,415
*	Union Properties PJSC	1,109,921	82,930
TOTAL UNITED ARAB EMIRATES			18,667,243
UNITED STATES — (0.0%)
	Sempra Energy	2,568	379,462
TOTAL COMMON STOCKS			1,520,882,794
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Banco ABC Brasil SA	47,377	179,100
Ω	Banco BMG SA	55,700	24,579
	Banco Bradesco SA	526,606	1,454,409
	Banco do Estado do Rio Grande do Sul SA Class B	102,473	202,269
	Banco Pan SA	159,866	182,657
	Braskem SA Class A	14,800	68,019
	Centrais Eletricas Brasileiras SA Class B	33,800	282,782
	Centrais Eletricas Santa Catarina	5,750	59,535
	Cia de Saneamento do Parana	337,736	234,192
	Cia de Transmissao de Energia Eletrica Paulista	49,803	224,375
	Cia Energetica de Minas Gerais	331,021	747,296
	Cia Energetica do Ceara Class A	4,882	41,691
	Cia Ferro Ligas da Bahia - FERBASA	8,464	94,572
	Cia Paranaense de Energia	401,260	614,186
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	7,269
	Eucatex SA Industria e Comercio	43,700	91,682
	Gerdau SA	213,600	1,377,630
	Grazziotin SA	3,000	17,375
	Itau Unibanco Holding SA	663,719	3,311,861
	Marcopolo SA	260,737	155,118
	Randon SA Implementos e Participacoes	121,826	194,392
	Schulz SA	53,046	50,890
	Track & Field Co. SA	16,900	36,921
	Unipar Carbocloro SA Class B	25,759	433,046

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	318,986	$536,011
TOTAL BRAZIL			10,621,857
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	115,390
	Embotelladora Andina SA Class B	59,151	146,854
TOTAL CHILE			262,244
COLOMBIA — (0.0%)
#	Banco Davivienda SA	8,564	46,773
	Grupo Aval Acciones y Valores SA	716,662	87,951
	Grupo de Inversiones Suramericana SA	19,098	50,230
TOTAL COLOMBIA			184,954
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	58,275
THAILAND — (0.0%)
*	Rabbit Holdings PLC	3,357,600	106,800
TOTAL PREFERRED STOCKS			11,234,130
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	2,772	300
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	62,950	3,401
GREECE — (0.0%)
*	Intrakat SA Technical & Ste	4,985	2,407
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	13,729	23,376
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	87,531	15,082
SOUTH AFRICA — (0.0%)
#*	EOH Holdings Ltd. Rights 02/10/23	42,272	656
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	6,701	4,570
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	1,363	1,316
THAILAND — (0.0%)
#*	Aqua Corp PCL Warrants 05/31/24	545,700	1,157
*	Eastern Power Group PCL Warrants 06/29/25	36,850	435
*	Master Ad PCL Warrants 09/04/23	502,725	305
*	Nawarat Patanakarn PCL	5,888	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Power Solution Technologies PCL Warrants 11/11/25	222,766	$1,822
TOTAL THAILAND		3,719
TOTAL RIGHTS/WARRANTS		54,827
TOTAL INVESTMENT SECURITIES (Cost $1,247,054,576)		1,532,171,751

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,518,842	17,569,960
TOTAL INVESTMENTS — (100.0%)
(Cost $1,264,622,091)^^			$1,549,741,711
As of January 31, 2023, Emerging Markets Social Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	22	03/17/23	$4,410,849	$4,499,000	$88,151
Total Futures Contracts			$4,410,849	$4,499,000	$88,151
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$45,521,453	$631,955	—	$46,153,408
Chile	2,916,684	5,808,985	—	8,725,669
China	43,521,899	410,752,800	$1,058,407	455,333,106
Colombia	1,366,998	72,040	—	1,439,038
Czech Republic	—	848,753	—	848,753
Egypt	11,390	545,493	—	556,883
Greece	47,582	5,472,029	—	5,519,611
Hong Kong	—	52,068	—	52,068
Hungary	—	1,887,358	—	1,887,358
India	15,695,675	204,727,177	670	220,423,522
Indonesia	1,429,997	23,454,397	27,950	24,912,344
Kuwait	89,303	—	—	89,303
Malaysia	—	23,063,013	—	23,063,013
Mexico	37,218,712	482,809	—	37,701,521
Peru	892,221	13	—	892,234
Philippines	206,080	11,190,197	30	11,396,307
Poland	—	12,652,395	—	12,652,395
Qatar	—	14,263,530	—	14,263,530
Saudi Arabia	81,780	50,802,920	—	50,884,700
South Africa	6,030,071	47,691,791	—	53,721,862
South Korea	3,238,082	194,059,318	97,914	197,395,314
Taiwan	32,569,042	253,469,003	31,789	286,069,834
Thailand	33,157,794	1,272,907	502	34,431,203
Turkey	—	13,423,113	—	13,423,113

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$18,667,243	—	$18,667,243
United States	—	379,462	—	379,462
Preferred Stocks
Brazil	$10,597,278	24,579	—	10,621,857
Chile	—	262,244	—	262,244
Colombia	184,954	—	—	184,954
Philippines	—	58,275	—	58,275
Thailand	106,800	—	—	106,800
Rights/Warrants
Brazil	—	300	—	300
Chile	—	3,401	—	3,401
Greece	—	2,407	—	2,407
India	—	23,376	—	23,376
Malaysia	—	15,082	—	15,082
South Africa	—	656	—	656
South Korea	—	4,570	—	4,570
Taiwan	—	1,316	—	1,316
Thailand	—	3,719	—	3,719
Securities Lending Collateral	—	17,569,960	—	17,569,960
Futures Contracts**	88,151	—	—	88,151
TOTAL	$234,971,946	$1,313,640,654	$1,217,262	$1,549,829,862
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.9%)
*	AMC Networks, Inc., Class A	14,134	$261,620
	ATN International, Inc.	8,369	409,077
*	Bandwidth, Inc., Class A	718	17,864
*	Beasley Broadcast Group, Inc., Class A	1,850	2,090
*	Boston Omaha Corp., Class A	10,676	282,380
*	Cars.com, Inc.	30,740	525,654
#*	comScore, Inc.	43,063	52,537
*	Consolidated Communications Holdings, Inc.	31,699	137,891
*	Cumulus Media, Inc., Class A	5,163	34,592
*	Daily Journal Corp.	333	101,898
	DallasNews Corp.	1,691	8,742
*	DHI Group, Inc.	22,706	134,874
*	DISH Network Corp., Class A	2,885	41,515
*	EchoStar Corp., Class A	17,359	324,787
	Entravision Communications Corp., Class A	31,641	205,666
*	EW Scripps Co., Class A	33,487	500,631
	FG Group Holdings, Inc.	3,604	8,469
*	Fluent, Inc.	20,680	27,918
*	Frontier Communications Parent, Inc.	8,873	262,730
*	Gaia, Inc.	2,866	10,461
#*	Gannett Co., Inc.	42,751	96,617
	Gray Television, Inc.	34,432	446,239
*	iHeartMedia, Inc., Class A	3,146	24,381
*	IMAX Corp.	1,446	24,582
	John Wiley & Sons, Inc., Class A	14,933	683,931
*	Lee Enterprises, Inc.	450	10,237
*	Liberty Latin America Ltd., Class A	18,962	186,586
*	Liberty Latin America Ltd., Class C	73,797	726,900
#*	Lions Gate Entertainment Corp., Class A	27,556	219,621
*	Lions Gate Entertainment Corp., Class B	64,596	492,222
#	Lumen Technologies, Inc.	105,160	552,090
*	Madison Square Garden Entertainment Corp.	7,829	409,378
*	Magnite, Inc.	16,619	200,758
*	Marchex, Inc., Class B	494	1,013
#	Marcus Corp.	12,889	195,139
	News Corp., Class A	93,533	1,894,979
	News Corp., Class B	46,938	959,413
	Nexstar Media Group, Inc.	10,495	2,149,061
*	PubMatic, Inc., Class A	5,857	89,788
*	QuinStreet, Inc.	17,191	263,538
*	Reading International, Inc., Class A	5,626	19,466
	Saga Communications, Inc., Class A	2,918	73,679
	Scholastic Corp.	14,907	659,486
	Shenandoah Telecommunications Co.	22,972	449,103
#	Sinclair Broadcast Group, Inc., Class A	12,111	249,850
	Spok Holdings, Inc.	6,453	53,883
	TEGNA, Inc.	40,283	802,840
	Telephone & Data Systems, Inc.	42,153	563,586
*	Thryv Holdings, Inc.	10,781	241,171
*	TrueCar, Inc.	45,030	140,494
*	U.S. Cellular Corp.	16,326	399,334
*	Urban One, Inc.	7,214	35,926
*	Urban One, Inc.	2,835	19,873

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	WideOpenWest, Inc.	800	$9,192
*	Yelp, Inc.	7,894	248,740
*	Ziff Davis, Inc.	1,100	98,428
TOTAL COMMUNICATION SERVICES			17,042,920
CONSUMER DISCRETIONARY — (14.0%)
*	1-800-Flowers.com, Inc., Class A	10,975	109,421
*	1stdibs.com, Inc.	5,466	33,179
*	2U, Inc.	13,525	116,721
	Aaron's Co., Inc.	5,963	87,358
*	Abercrombie & Fitch Co., Class A	22,849	661,707
	Academy Sports & Outdoors, Inc.	26,744	1,562,384
	Acushnet Holdings Corp.	19,415	911,534
*	Adient PLC	35,881	1,615,363
	ADT, Inc.	59,463	522,680
*	Adtalem Global Education, Inc.	23,079	881,156
*	American Axle & Manufacturing Holdings, Inc.	63,037	559,138
	American Eagle Outfitters, Inc.	70,323	1,135,013
*	American Outdoor Brands, Inc.	6,121	64,148
*	American Public Education, Inc.	10,026	121,415
*	America's Car-Mart, Inc.	3,618	311,655
	Ark Restaurants Corp.	411	7,645
*	Asbury Automotive Group, Inc.	4,617	1,015,740
#*	Aterian, Inc.	5,055	7,734
	Autoliv, Inc.	16,218	1,494,002
*	AutoNation, Inc.	16,789	2,127,502
*	Barnes & Noble Education, Inc.	19,903	45,976
	Bassett Furniture Industries, Inc.	5,100	98,736
*	Beazer Homes USA, Inc.	15,686	256,780
	Big 5 Sporting Goods Corp.	7,076	70,689
#	Big Lots, Inc.	13,098	214,283
*	Biglari Holdings, Inc., Class A	30	24,000
*	Biglari Holdings, Inc., Class B	863	140,729
*	BJ's Restaurants, Inc.	10,828	341,840
*	Boot Barn Holdings, Inc.	2,592	216,406
	BorgWarner, Inc.	70,277	3,322,697
*	Build-A-Bear Workshop, Inc.	5,942	145,936
#	Caleres, Inc.	6,660	173,293
*	Capri Holdings Ltd.	19,485	1,295,558
*	CarParts.com, Inc.	2,541	17,330
	Carriage Services, Inc.	3,924	127,216
*	Carrols Restaurant Group, Inc.	20,081	43,174
	Cato Corp., Class A	9,508	94,510
*	Cavco Industries, Inc.	1,774	472,061
*	Century Casinos, Inc.	4,358	38,438
	Century Communities, Inc.	12,940	791,928
*	Charles & Colvard Ltd.	6,594	6,325
*	Chegg, Inc.	2,507	52,045
*	Chico's FAS, Inc.	30,956	163,138
*	Children's Place, Inc.	2,721	123,452
*	Chuy's Holdings, Inc.	8,671	296,808
*	Citi Trends, Inc.	3,912	123,150
#*	Conn's, Inc.	12,692	119,432
*	Container Store Group, Inc.	24,013	125,108
*	Cooper-Standard Holdings, Inc.	8,775	146,630
	Crown Crafts, Inc.	1,600	9,392
	Culp, Inc.	4,293	22,324
	Dana, Inc.	56,109	1,017,817
*	Delta Apparel, Inc.	3,432	40,051

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Designer Brands, Inc., Class A	28,202	$290,763
	Dick's Sporting Goods, Inc.	1,003	131,152
#	Dillard's, Inc., Class A	4,201	1,652,295
*	Dorman Products, Inc.	2,397	232,653
*	Duluth Holdings, Inc., Class B	12,388	82,380
	El Pollo Loco Holdings, Inc.	18,381	225,535
	Escalade, Inc.	3,057	37,968
#	Ethan Allen Interiors, Inc.	12,381	355,830
*	Fiesta Restaurant Group, Inc.	12,275	104,092
	Flexsteel Industries, Inc.	3,334	64,213
	Foot Locker, Inc.	35,299	1,535,859
*	Fossil Group, Inc.	27,224	154,632
	Franchise Group, Inc.	2,360	72,900
*	Full House Resorts, Inc.	657	5,795
#*	Funko, Inc., Class A	2,497	30,214
	Gap, Inc.	76,143	1,033,260
*	Genesco, Inc.	6,619	319,632
*	G-III Apparel Group Ltd.	21,169	358,179
*	Goodyear Tire & Rubber Co.	100,581	1,131,536
*	GoPro, Inc., Class A	51,971	319,622
	Graham Holdings Co., Class B	1,492	974,739
*	Green Brick Partners, Inc.	11,839	369,377
	Group 1 Automotive, Inc.	6,044	1,292,509
	Guess?, Inc.	16,277	377,138
	Hamilton Beach Brands Holding Co., Class A	1,500	19,425
	Harley-Davidson, Inc.	10,453	481,152
#	Haverty Furniture Cos., Inc.	7,037	245,732
*	Helen of Troy Ltd.	1,799	203,485
	Hibbett, Inc.	6,023	399,686
	Hooker Furnishings Corp.	6,091	128,276
*	Hovnanian Enterprises, Inc., Class A	1,025	59,327
*	iRobot Corp.	3,847	173,115
	Johnson Outdoors, Inc., Class A	4,490	307,385
	KB Home	26,839	1,031,960
#	Kohl's Corp.	38,342	1,241,131
*	Lakeland Industries, Inc.	3,668	53,113
*	Lands' End, Inc.	17,827	160,978
	Laureate Education, Inc.	37,098	407,336
	La-Z-Boy, Inc.	18,744	532,892
*	Lazydays Holdings, Inc.	4,239	55,912
	LCI Industries	3,718	417,234
	Lear Corp.	7,513	1,095,245
*	Legacy Housing Corp.	6,004	120,200
	Leggett & Platt, Inc.	1,854	67,782
*	LGI Homes, Inc.	8,812	1,003,246
*	Life Time Group Holdings, Inc.	6,770	127,208
	Lifetime Brands, Inc.	10,226	81,910
*	Lincoln Educational Services Corp.	11,266	71,539
	Lithia Motors, Inc.	6,322	1,663,950
*	LL Flooring Holdings, Inc.	15,552	94,245
#*	Lovesac Co.	2,071	53,308
*	M/I Homes, Inc.	5,985	357,903
	Macy's, Inc.	82,877	1,958,383
*	Malibu Boats, Inc., Class A	2,139	129,602
*	MarineMax, Inc.	10,455	326,719
	Marriott Vacations Worldwide Corp.	2,980	476,919
	MDC Holdings, Inc.	25,875	977,040
*	Meritage Homes Corp.	9,691	1,043,624
*	Modine Manufacturing Co.	26,018	621,570

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	23,257	$2,792,235
*	Monarch Casino & Resort, Inc.	777	59,534
	Monro, Inc.	6,388	325,149
*	Motorcar Parts of America, Inc.	9,753	142,004
	Movado Group, Inc.	7,598	268,665
#*	National Vision Holdings, Inc.	1,635	67,198
*	Nautilus, Inc.	5,316	9,835
	Newell Brands, Inc.	14,168	226,121
*	ODP Corp.	17,666	911,566
*	Ollie's Bargain Outlet Holdings, Inc.	6,211	340,114
#	Oxford Industries, Inc.	3,133	367,250
	Patrick Industries, Inc.	8,080	573,438
#*	Penn Entertainment, Inc.	4,409	156,299
	Penske Automotive Group, Inc.	18,053	2,307,534
*	Perdoceo Education Corp.	33,930	507,932
*	Playa Hotels & Resorts NV	53,362	404,484
	PulteGroup, Inc.	56,956	3,240,227
	PVH Corp.	21,982	1,976,182
*	Qurate Retail, Inc., Class A	38,735	99,936
	RCI Hospitality Holdings, Inc.	2,105	191,113
#*	Red Robin Gourmet Burgers, Inc.	1,754	15,681
	Rent-A-Center, Inc.	5,594	150,423
	Rocky Brands, Inc.	3,792	119,372
	Shoe Carnival, Inc.	13,357	364,780
	Signet Jewelers Ltd.	17,468	1,341,717
*	Skechers USA, Inc., Class A	8,478	408,216
*	Skyline Champion Corp.	1,128	66,496
#	Smith & Wesson Brands, Inc.	23,502	260,402
*	Solo Brands, Inc., Class A	10,254	45,323
	Sonic Automotive, Inc., Class A	11,603	623,197
*	Sportsman's Warehouse Holdings, Inc.	19,768	186,412
	Standard Motor Products, Inc.	10,327	417,830
	Steven Madden Ltd.	6,618	237,255
*	Stoneridge, Inc.	9,477	233,703
	Strategic Education, Inc.	6,988	652,330
*	Strattec Security Corp.	1,214	30,241
*	Stride, Inc.	11,866	509,407
	Superior Group of Cos., Inc.	6,372	76,018
*	Taylor Morrison Home Corp.	43,419	1,554,400
#	Thor Industries, Inc.	11,317	1,078,850
#*	Tile Shop Holdings, Inc.	9,323	46,615
*	Tilly's, Inc., Class A	10,706	94,855
	Toll Brothers, Inc.	42,098	2,504,410
*	Topgolf Callaway Brands Corp.	9,842	241,031
#*	Traeger, Inc.	8,174	29,672
*	TravelCenters of America, Inc.	3,204	145,846
*	Tri Pointe Homes, Inc.	51,568	1,139,137
*	Under Armour, Inc., Class A	8,768	108,636
*	Under Armour, Inc., Class C	7,162	78,066
*	Unifi, Inc.	9,361	80,037
*	Universal Electronics, Inc.	7,047	165,111
*	Universal Technical Institute, Inc.	17,449	132,263
*	Urban Outfitters, Inc.	36,110	989,053
*	Vera Bradley, Inc.	15,150	90,142
*	Vista Outdoor, Inc.	21,381	627,532
*	VOXX International Corp.	10,845	114,361
	Weyco Group, Inc.	4,829	131,445
	Winnebago Industries, Inc.	12,133	772,629
	Wolverine World Wide, Inc.	6,176	99,619

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
††	Zagg, Inc.	14,243	$1,282
*	Zumiez, Inc.	9,329	240,968
TOTAL CONSUMER DISCRETIONARY			82,035,131
CONSUMER STAPLES — (3.9%)
	Alico, Inc.	4,231	112,122
	Andersons, Inc.	16,542	608,415
	B&G Foods, Inc.	4,873	68,319
*	BellRing Brands, Inc.	21,842	619,439
	Calavo Growers, Inc.	2,533	81,183
	Cal-Maine Foods, Inc.	10,128	579,524
*	Central Garden & Pet Co.	4,327	181,474
*	Central Garden & Pet Co., Class A	14,780	585,731
#††	Costa Communications, Inc.	574	2,537
*	Duckhorn Portfolio, Inc.	2,753	44,544
	Edgewell Personal Care Co.	17,461	748,378
*	Farmer Bros Co.	6,541	31,920
	Fresh Del Monte Produce, Inc.	21,366	611,068
*	Grocery Outlet Holding Corp.	9,107	276,762
*	Hain Celestial Group, Inc.	19,429	398,683
#*	Honest Co., Inc.	22,678	74,837
*	Hostess Brands, Inc.	51,011	1,179,884
	Ingles Markets, Inc., Class A	6,133	582,635
	Ingredion, Inc.	12,667	1,302,168
	J&J Snack Foods Corp.	238	34,105
*	Lifecore Biomedical, Inc.	11,351	70,490
	Lifevantage Corp.	3,000	12,000
	Limoneira Co.	8,439	110,804
#	MGP Ingredients, Inc.	2,185	213,125
*	Mission Produce, Inc.	906	11,289
	Molson Coors Beverage Co., Class B	40,362	2,122,234
*	Natural Alternatives International, Inc.	1,808	15,838
	Natural Grocers by Vitamin Cottage, Inc.	9,245	91,803
*	Nature's Sunshine Products, Inc.	7,774	82,093
	Nu Skin Enterprises, Inc., Class A	8,787	376,787
#	Oil-Dri Corp. of America	2,382	86,443
*	Performance Food Group Co.	3,147	192,974
*	Pilgrim's Pride Corp.	13,776	334,481
*	Post Holdings, Inc.	16,962	1,610,542
	PriceSmart, Inc.	6,435	478,185
	Seaboard Corp.	171	670,406
*	Seneca Foods Corp., Class A	2,914	182,125
*	Simply Good Foods Co.	17,580	638,154
	SpartanNash Co.	16,209	513,501
	Spectrum Brands Holdings, Inc.	13,791	936,133
*	Sprouts Farmers Market, Inc.	18,713	597,880
	Tootsie Roll Industries, Inc.	4,946	221,235
*	TreeHouse Foods, Inc.	22,596	1,094,324
#	Turning Point Brands, Inc.	2,062	47,859
*	U.S. Foods Holding Corp.	30,989	1,181,611
*	United Natural Foods, Inc.	23,911	995,176
	Universal Corp.	10,336	561,968
*	USANA Health Sciences, Inc.	2,200	128,568
	Village Super Market, Inc., Class A	5,138	119,510
#	Weis Markets, Inc.	9,807	846,736
#*	Whole Earth Brands, Inc.	18,679	70,793
*	Willamette Valley Vineyards, Inc.	206	1,291
TOTAL CONSUMER STAPLES			22,740,086

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (8.0%)
	Adams Resources & Energy, Inc.	489	$23,472
*	Alto Ingredients, Inc.	35,264	119,545
	Antero Midstream Corp.	53,094	578,725
*	Antero Resources Corp.	64,628	1,863,871
	Arch Resources, Inc.	2,142	317,059
	Archrock, Inc.	85,321	845,531
*	Ardmore Shipping Corp.	17,069	250,061
	Berry Corp.	32,889	302,579
*	Bristow Group, Inc.	9,245	282,342
	California Resources Corp.	3,867	165,237
*	Callon Petroleum Co.	18,985	807,812
	ChampionX Corp.	11,144	367,975
	Chord Energy Corp.	2,238	320,772
	Civitas Resources, Inc.	6,571	437,300
*	Clean Energy Fuels Corp.	79,932	452,415
*	CNX Resources Corp.	72,631	1,215,117
#	Comstock Resources, Inc.	30,825	374,524
	CONSOL Energy, Inc.	11,372	657,643
	Delek U.S. Holdings, Inc.	25,103	671,756
	DHT Holdings, Inc.	76,251	653,471
*	DMC Global, Inc.	1,717	39,045
	Dorian LPG Ltd.	17,136	340,150
*	Dril-Quip, Inc.	16,738	514,024
*	DT Midstream, Inc.	1,898	103,745
#*	Earthstone Energy, Inc., Class A	7,624	105,974
	EnLink Midstream LLC	68,123	866,525
	Epsilon Energy Ltd.	3,094	18,286
	Equitrans Midstream Corp.	62,736	454,836
	Evolution Petroleum Corp.	5,757	35,924
#*	Expro Group Holdings NV	4,302	81,265
*	Forum Energy Technologies, Inc.	2,684	88,572
*	Geospace Technologies Corp.	4,922	23,429
*	Green Plains, Inc.	13,574	471,968
*	Gulf Island Fabrication, Inc.	6,655	32,609
*	Hallador Energy Co.	13,940	123,230
*	Helix Energy Solutions Group, Inc.	74,063	587,320
	Helmerich & Payne, Inc.	29,211	1,414,981
	HF Sinclair Corp.	46,995	2,674,015
*	Independence Contract Drilling, Inc.	257	1,128
	International Seaways, Inc.	15,786	613,128
	Liberty Energy, Inc.	15,950	252,488
*	Mammoth Energy Services, Inc.	6,345	41,433
	Matador Resources Co.	37,489	2,480,272
	Murphy Oil Corp.	60,093	2,620,656
*	Nabors Industries Ltd.	2,457	436,216
	NACCO Industries, Inc., Class A	3,182	124,002
*	National Energy Services Reunited Corp.	35,732	270,134
*	Natural Gas Services Group, Inc.	5,881	67,337
*	Newpark Resources, Inc.	48,405	219,759
*	NexTier Oilfield Solutions, Inc.	48,673	458,500
*	Noble Corp. PLC	3,853	156,779
#	Nordic American Tankers Ltd.	63,531	193,134
	NOV, Inc.	9,518	232,620
*	Oceaneering International, Inc.	36,080	770,308
*	Oil States International, Inc.	30,831	263,913
*	Overseas Shipholding Group, Inc., Class A	37,917	141,430
	Patterson-UTI Energy, Inc.	59,204	994,627
	PBF Energy, Inc., Class A	30,503	1,280,821
	PDC Energy, Inc.	34,743	2,353,143

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Peabody Energy Corp.	31,868	$888,798
#	Permian Resources Corp.	57,622	626,351
	PHX Minerals, Inc.	15,007	54,175
*	ProPetro Holding Corp.	37,943	377,533
	Range Resources Corp.	35,674	892,563
	Ranger Oil Corp., Class A	350	14,700
*	REX American Resources Corp.	6,887	225,343
	RPC, Inc.	49,574	491,774
*	SandRidge Energy, Inc.	13,033	206,052
	Scorpio Tankers, Inc.	19,671	941,651
*	SEACOR Marine Holdings, Inc.	10,107	103,496
	Select Energy Services, Inc., Class A	39,384	345,791
	SFL Corp. Ltd.	55,132	561,244
#*	SilverBow Resources, Inc.	1,751	45,999
	Sitio Royalties Corp., Class A	1,767	46,949
	SM Energy Co.	36,523	1,200,511
*	Smart Sand, Inc.	3,473	6,286
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	113,165
*	Talos Energy, Inc.	29,691	588,179
*	TechnipFMC PLC	122,516	1,701,747
*	Teekay Corp.	24,625	119,677
*	Teekay Tankers Ltd., Class A	15,250	468,022
*	Tidewater, Inc.	16,479	715,189
#*	Transocean Ltd.	261,406	1,761,876
*	U.S. Silica Holdings, Inc.	35,730	437,335
#	VAALCO Energy, Inc.	7,764	36,103
#*	Vital Energy, Inc.	2,414	135,860
*	Vitesse Energy, Inc.	6,443	102,830
	World Fuel Services Corp.	25,261	714,886
TOTAL ENERGY			46,579,018
FINANCIALS — (24.9%)
	1st Source Corp.	6,790	334,000
*	Acacia Research Corp.	9,961	43,430
	ACNB Corp.	2,258	88,852
	Alerus Financial Corp.	4,509	92,795
	Ally Financial, Inc.	18,734	608,668
	Amalgamated Financial Corp.	8,799	201,937
	A-Mark Precious Metals, Inc.	8,864	341,264
*	Ambac Financial Group, Inc.	22,313	371,735
	Amerant Bancorp, Inc.	11,899	331,268
	American Equity Investment Life Holding Co.	41,299	1,967,897
#	American National Bankshares, Inc.	5,388	186,479
	Ameris Bancorp	27,931	1,317,226
	AmeriServ Financial, Inc.	6,300	25,389
	Ames National Corp.	1,638	39,459
	Argo Group International Holdings Ltd.	11,297	313,605
	Arrow Financial Corp.	8,197	269,763
*	AssetMark Financial Holdings, Inc.	13,781	365,748
	Associated Banc-Corp.	63,072	1,413,444
	Associated Capital Group, Inc., Class A	738	28,081
	Assured Guaranty Ltd.	28,997	1,815,212
	Atlantic Union Bankshares Corp.	27,824	1,076,511
*	Atlanticus Holdings Corp.	4,170	135,525
	Auburn National BanCorp, Inc.	44	1,052
*	Avantax, Inc.	10,893	317,422
	Axis Capital Holdings Ltd.	20,107	1,258,095
*	Axos Financial, Inc.	8,168	393,044
	Banc of California, Inc.	26,827	467,326

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bancorp, Inc.	10,791	$366,139
	Bank of Marin Bancorp	8,927	272,006
	Bank OZK	38,452	1,756,103
	BankFinancial Corp.	6,411	64,687
	BankUnited, Inc.	27,082	1,019,366
	Bankwell Financial Group, Inc.	2,846	84,156
	Banner Corp.	11,924	773,033
	Bar Harbor Bankshares	7,076	219,851
	BayCom Corp.	6,236	125,406
	BCB Bancorp, Inc.	8,990	161,730
	Berkshire Hills Bancorp, Inc.	22,664	703,717
#*	Blue Foundry Bancorp	7,801	92,676
	Blue Ridge Bankshares, Inc.	2,036	25,776
	BOK Financial Corp.	13,357	1,342,378
	Bread Financial Holdings, Inc.	19,436	797,459
*	Bridgewater Bancshares, Inc.	7,002	108,951
*	Brighthouse Financial, Inc.	19,105	1,075,038
	Brookline Bancorp, Inc.	41,171	538,523
	Business First Bancshares, Inc.	8,569	177,721
	Byline Bancorp, Inc.	15,243	378,026
	C&F Financial Corp.	703	42,876
	Cadence Bank	40,178	1,027,753
#	Cambridge Bancorp	639	51,120
	Camden National Corp.	6,936	292,907
*	Cannae Holdings, Inc.	28,606	699,131
	Capital City Bank Group, Inc.	7,630	247,746
	Capitol Federal Financial, Inc.	62,833	525,912
	Capstar Financial Holdings, Inc.	10,173	177,112
*	Carter Bankshares, Inc.	7,589	126,129
	Cathay General Bancorp	25,956	1,141,026
	Central Pacific Financial Corp.	6,301	142,403
	Central Valley Community Bancorp	5,434	135,307
	Chemung Financial Corp.	970	50,479
	Citizens & Northern Corp.	5,477	129,586
	Citizens Community Bancorp, Inc.	2,054	25,490
	Civista Bancshares, Inc.	7,147	155,090
	CNA Financial Corp.	2,984	129,983
	CNB Financial Corp.	9,580	231,070
	CNO Financial Group, Inc.	28,026	721,950
	Codorus Valley Bancorp, Inc.	2,077	51,323
	Colony Bankcorp, Inc.	4,294	55,350
#	Columbia Banking System, Inc.	28,356	876,484
	Comerica, Inc.	13,391	981,694
	Community Bank System, Inc.	1,470	84,834
	Community Financial Corp.	360	14,530
	Community Trust Bancorp, Inc.	9,389	404,478
	ConnectOne Bancorp, Inc.	18,473	439,103
*	Consumer Portfolio Services, Inc.	9,697	97,455
	Cowen, Inc., Class A	11,362	441,755
*	CrossFirst Bankshares, Inc.	18,445	249,007
*	Customers Bancorp, Inc.	16,446	499,465
	CVB Financial Corp.	6,630	160,579
	Dime Community Bancshares, Inc.	15,551	463,731
	Donegal Group, Inc., Class A	12,902	195,852
	Donegal Group, Inc., Class B	592	9,034
	Eagle Bancorp Montana, Inc.	600	10,038
	Eagle Bancorp, Inc.	13,263	629,860
	Eastern Bankshares, Inc.	34,360	555,601
*	Elevate Credit, Inc.	9,600	17,280

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	12,740	$558,904
#*	Encore Capital Group, Inc.	11,918	664,071
*	Enova International, Inc.	15,341	700,317
*	Enstar Group Ltd.	5,609	1,359,061
	Enterprise Bancorp, Inc.	1,225	43,537
	Enterprise Financial Services Corp.	11,222	598,357
	Equity Bancshares, Inc., Class A	8,360	249,546
	ESSA Bancorp, Inc.	1,308	26,814
	Essent Group Ltd.	7,235	318,557
	Evans Bancorp, Inc.	1,804	71,330
	Everest Re Group Ltd.	3,759	1,314,485
#*	EZCORP, Inc., Class A	29,052	264,664
	F&G Annuities & Life, Inc.	697	14,958
	Farmers & Merchants Bancorp, Inc.	600	17,070
	Farmers National Banc Corp.	13,132	188,838
	FB Financial Corp.	11,557	434,081
	Federal Agricultural Mortgage Corp., Class C	1,986	264,078
	Fidelity National Financial, Inc.	10,257	451,616
	Financial Institutions, Inc.	8,034	198,520
	First American Financial Corp.	19,359	1,197,741
	First Bancorp	11,934	475,570
	First BanCorp	57,074	767,645
	First Bancorp, Inc.	3,234	95,920
	First Bancshares, Inc.	8,157	250,012
	First Bank	4,893	66,202
	First Busey Corp.	20,208	482,365
	First Business Financial Services, Inc.	3,548	127,018
	First Citizens BancShares, Inc., Class A	1,200	933,216
	First Commonwealth Financial Corp.	31,282	460,158
	First Community Bankshares, Inc.	8,793	285,860
	First Financial Bancorp	32,675	827,658
	First Financial Corp.	2,966	133,233
	First Financial Northwest, Inc.	2,949	44,382
	First Foundation, Inc.	18,896	293,455
	First Hawaiian, Inc.	16,158	443,376
	First Horizon Corp.	138,417	3,423,052
	First Internet Bancorp	4,583	120,487
	First Interstate BancSystem, Inc., Class A	23,344	837,583
	First Merchants Corp.	20,664	881,113
	First Mid Bancshares, Inc.	7,039	226,163
	First Northwest Bancorp	2,324	35,209
	First of Long Island Corp.	12,576	222,092
*	First Western Financial, Inc.	2,882	75,653
	Flushing Financial Corp.	15,758	302,396
	FNB Corp.	73,822	1,053,440
	FS Bancorp, Inc.	3,295	118,455
	Fulton Financial Corp.	66,682	1,115,590
*	Genworth Financial, Inc., Class A	161,911	893,749
	German American Bancorp, Inc.	3,109	119,759
	Globe Life, Inc.	2,065	249,555
*	GoHealth, Inc., Class A	897	13,886
	Great Southern Bancorp, Inc.	6,383	373,023
*	Green Dot Corp., Class A	9,936	179,643
*	Greenlight Capital Re Ltd., Class A	14,270	140,559
	Guaranty Bancshares, Inc.	1,773	58,474
	Hallmark Financial Services, Inc.	506	3,694
	Hancock Whitney Corp.	22,857	1,176,678
	Hanmi Financial Corp.	13,939	324,639
	HarborOne Bancorp, Inc.	24,706	336,990

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heartland Financial USA, Inc.	14,220	$703,463
	Heritage Commerce Corp.	32,102	389,076
	Heritage Financial Corp.	17,265	492,570
	Heritage Insurance Holdings, Inc.	11,019	27,768
	Hilltop Holdings, Inc.	21,057	688,564
	HMN Financial, Inc.	750	16,373
	Home Bancorp, Inc.	2,350	90,240
	HomeStreet, Inc.	8,369	230,733
	HomeTrust Bancshares, Inc.	4,946	133,542
	Hope Bancorp, Inc.	51,747	667,019
	Horace Mann Educators Corp.	14,838	528,381
	Horizon Bancorp, Inc.	21,774	340,545
	Independent Bank Corp.	10,598	844,555
	Independent Bank Corp.	9,281	205,760
	Independent Bank Group, Inc.	19,442	1,191,795
	International Bancshares Corp.	19,991	936,978
	Invesco Ltd.	103,306	1,912,194
	Investar Holding Corp.	701	14,616
	Investors Title Co.	599	97,038
	Jackson Financial, Inc., Class A	17,830	785,233
	James River Group Holdings Ltd.	15,764	357,212
	Janus Henderson Group PLC	39,857	1,033,093
	Jefferies Financial Group, Inc.	54,746	2,150,423
	Kearny Financial Corp.	32,945	309,024
	Kemper Corp.	22,977	1,349,439
	Kentucky First Federal Bancorp	120	817
	Kingstone Cos., Inc.	2,182	3,666
	Lakeland Bancorp, Inc.	25,471	490,826
	Landmark Bancorp, Inc.	259	5,781
	LCNB Corp.	2,550	46,538
*	LendingClub Corp.	30,457	295,128
	Live Oak Bancshares, Inc.	1,925	65,893
	Luther Burbank Corp.	12,524	147,032
	Macatawa Bank Corp.	16,642	183,395
*	Maiden Holdings Ltd.	19,322	45,793
*	Malvern Bancorp, Inc.	496	8,725
*	MBIA, Inc.	13,289	172,890
	Mercantile Bank Corp.	7,428	255,003
	Merchants Bancorp	6,991	201,131
	Mercury General Corp.	19,368	692,019
*	Metropolitan Bank Holding Corp.	5,298	314,595
	MGIC Investment Corp.	48,805	689,127
	Mid Penn Bancorp, Inc.	5,025	158,137
	Midland States Bancorp, Inc.	11,082	282,369
	MidWestOne Financial Group, Inc.	6,060	188,769
*	Mr Cooper Group, Inc.	17,011	782,336
	MVB Financial Corp.	1,667	36,807
	National Bank Holdings Corp., Class A	7,326	309,377
	National Bankshares, Inc.	1,210	49,078
	National Western Life Group, Inc., Class A	1,638	453,398
	Navient Corp.	66,562	1,262,681
	NBT Bancorp, Inc.	11,757	462,168
	Nelnet, Inc., Class A	12,534	1,196,872
	New York Community Bancorp, Inc.	265,728	2,654,623
*	NI Holdings, Inc.	966	12,800
*	Nicholas Financial, Inc.	1,554	10,412
*	Nicolet Bankshares, Inc.	4,982	363,138
*	NMI Holdings, Inc., Class A	28,147	653,855
	Northeast Bank	3,766	177,755

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	24,687	$369,071
	Northrim BanCorp, Inc.	2,573	137,733
	Northwest Bancshares, Inc.	46,646	659,574
	Norwood Financial Corp.	66	2,267
	OceanFirst Financial Corp.	25,685	614,385
*	Ocwen Financial Corp.	3,882	139,752
	OFG Bancorp	18,388	520,564
	Ohio Valley Banc Corp.	197	5,136
	Old National Bancorp	74,089	1,296,557
	Old Republic International Corp.	67,580	1,783,436
	Old Second Bancorp, Inc.	11,322	192,361
	OneMain Holdings, Inc.	1,300	56,082
	OP Bancorp	3,042	34,496
*	Oportun Financial Corp.	2,848	19,964
	Oppenheimer Holdings, Inc., Class A	5,326	253,571
	Origin Bancorp, Inc.	6,669	250,087
	Orrstown Financial Services, Inc.	5,055	125,111
#*	Oscar Health, Inc., Class A	30,511	117,162
	Pacific Premier Bancorp, Inc.	34,559	1,117,638
	PacWest Bancorp	40,599	1,122,968
	Park National Corp.	274	34,319
	Parke Bancorp, Inc.	3,663	75,842
	Pathward Financial, Inc.	5,939	294,693
*	Patriot National Bancorp, Inc.	60	686
	PCB Bancorp	4,813	89,377
	Peapack-Gladstone Financial Corp.	8,937	331,473
	Penns Woods Bancorp, Inc.	1,099	29,442
	PennyMac Financial Services, Inc.	16,749	1,129,218
	Peoples Bancorp, Inc.	14,246	422,679
	Pinnacle Financial Partners, Inc.	10,941	861,385
	Popular, Inc.	24,047	1,650,586
*	PRA Group, Inc.	16,999	684,040
	Preferred Bank	2,859	203,361
	Premier Financial Corp.	17,150	429,093
	Primis Financial Corp.	13,753	162,836
	ProAssurance Corp.	14,085	273,108
*	Professional Holding Corp., Class A	1,951	55,896
*	PROG Holdings, Inc.	8,451	188,373
	Prosperity Bancshares, Inc.	22,650	1,718,229
	Provident Financial Holdings, Inc.	3,183	45,230
	Provident Financial Services, Inc.	27,646	648,575
	QCR Holdings, Inc.	8,225	432,306
	Radian Group, Inc.	26,033	575,329
	RBB Bancorp	7,237	145,753
	Regional Management Corp.	4,935	170,208
	Reinsurance Group of America, Inc.	6,271	951,750
	RenaissanceRe Holdings Ltd.	356	69,666
	Renasant Corp.	23,761	845,416
	Republic Bancorp, Inc., Class A	6,725	302,490
#*	Republic First Bancorp, Inc.	29,225	64,295
	Riverview Bancorp, Inc.	6,235	45,765
	S&T Bancorp, Inc.	17,467	635,449
	Safety Insurance Group, Inc.	2,849	240,427
	Sandy Spring Bancorp, Inc.	15,622	528,024
	Seacoast Banking Corp. of Florida	6,084	195,357
*	Selectquote, Inc.	6,942	5,985
	Shore Bancshares, Inc.	9,356	163,543
	Sierra Bancorp	7,598	160,014
	Simmons First National Corp., Class A	44,876	1,001,184

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	81,495	$618,547
	SmartFinancial, Inc.	5,993	161,631
	South Plains Financial, Inc.	3,167	88,993
*	Southern First Bancshares, Inc.	3,517	148,031
	Southern Missouri Bancorp, Inc.	2,374	114,949
	Southside Bancshares, Inc.	3,885	147,164
	SouthState Corp.	17,701	1,409,000
	Stellar Bancorp, Inc.	21,101	593,149
*	Sterling Bancorp, Inc.	2,736	16,662
	Stewart Information Services Corp.	9,126	435,949
	Stifel Financial Corp.	8,915	600,960
*	StoneX Group, Inc.	5,168	454,164
	Summit Financial Group, Inc.	3,359	87,166
	Synovus Financial Corp.	17,088	716,842
	Territorial Bancorp, Inc.	4,375	105,088
*	Texas Capital Bancshares, Inc.	17,105	1,130,127
	Timberland Bancorp, Inc.	3,597	119,780
	Tiptree, Inc.	18,356	275,524
	Tompkins Financial Corp.	1,300	97,929
	Towne Bank	27,083	825,219
*	Trean Insurance Group, Inc.	7,603	46,302
	TriCo Bancshares	5,596	282,878
	Trinity Capital, Inc.	2,554	34,198
*	Triumph Financial, Inc.	3,173	176,831
	TrustCo Bank Corp. NY	9,640	346,172
	Trustmark Corp.	21,670	631,030
	UMB Financial Corp.	2,590	233,592
	Umpqua Holdings Corp.	36,292	660,514
*	Unico American Corp.	1,400	1,708
	United Bancshares, Inc.	406	8,079
	United Bankshares, Inc.	30,543	1,227,829
	United Community Banks, Inc.	16,655	541,954
	United Fire Group, Inc.	12,671	399,010
	United Security Bancshares	4,425	34,958
	Unity Bancorp, Inc.	3,541	93,730
	Universal Insurance Holdings, Inc.	16,523	210,503
	Univest Financial Corp.	14,672	398,345
	Unum Group	53,709	2,257,389
	Valley National Bancorp	94,617	1,124,050
	Veritex Holdings, Inc.	17,844	502,309
	Virtus Investment Partners, Inc.	117	25,141
#	Voya Financial, Inc.	26,070	1,818,904
	Walker & Dunlop, Inc.	5,263	501,985
	Washington Federal, Inc.	31,158	1,104,863
	Washington Trust Bancorp, Inc.	6,952	297,337
	Waterstone Financial, Inc.	11,818	190,270
	Webster Financial Corp.	35,041	1,844,909
	WesBanco, Inc.	21,514	799,675
	West BanCorp, Inc.	3,726	81,599
	Western New England Bancorp, Inc.	12,440	121,290
	Westwood Holdings Group, Inc.	1,679	21,709
	White Mountains Insurance Group Ltd.	591	903,024
	Wintrust Financial Corp.	12,439	1,137,795
#	WSFS Financial Corp.	24,671	1,191,856
	Zions Bancorp NA	39,376	2,093,228
TOTAL FINANCIALS			145,422,714
HEALTH CARE — (6.1%)
*	Acadia Healthcare Co., Inc.	18,066	1,517,905

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Accolade, Inc.	7,324	$85,471
#††	Achillion Pharmaceuticals, Inc.	70,786	101,224
*	Acumen Pharmaceuticals, Inc.	3,700	24,309
*	Addus HomeCare Corp.	8,771	943,058
*	Adicet Bio, Inc.	5,272	48,239
#*	Agiliti, Inc.	15,442	284,905
*	Agios Pharmaceuticals, Inc.	26,261	774,174
*	Aldeyra Therapeutics, Inc.	2,324	13,712
#*	Allogene Therapeutics, Inc.	16,836	129,974
#*	ALX Oncology Holdings, Inc.	3,098	28,811
*	Amedisys, Inc.	714	69,015
*	American Shared Hospital Services	400	1,288
*	American Well Corp., Class A	37,287	148,029
*	Amneal Pharmaceuticals, Inc.	10,904	23,989
*	Amphastar Pharmaceuticals, Inc.	12,990	393,077
*	AnaptysBio, Inc.	9,980	248,402
*	AngioDynamics, Inc.	20,441	266,142
*	ANI Pharmaceuticals, Inc.	6,300	281,799
*	Anika Therapeutics, Inc.	8,087	250,778
*	Arcus Biosciences, Inc.	6,884	148,901
*	Artivion, Inc.	19,525	254,606
*	Atara Biotherapeutics, Inc.	8,402	42,598
*	Athira Pharma, Inc.	992	4,008
*	aTyr Pharma, Inc.	2,013	4,630
*	Avanos Medical, Inc.	24,983	765,479
#*	Avidity Biosciences, Inc.	13,576	321,751
#*	Avita Medical, Inc.	4,601	42,973
*	Biomea Fusion, Inc.	4,127	39,289
#*	Bioventus, Inc., Class A	3,738	7,326
#*	Bioxcel Therapeutics, Inc.	688	19,622
*	Bluebird Bio, Inc.	10,725	68,104
*	Brookdale Senior Living, Inc.	94,058	270,887
*	C4 Therapeutics, Inc.	10,572	82,356
*	Castle Biosciences, Inc.	5,133	139,002
*	Century Therapeutics, Inc.	3,631	16,594
*	Certara, Inc.	10,830	210,102
*	Chinook Therapeutics, Inc.	6,112	154,450
*	Collegium Pharmaceutical, Inc.	4,355	122,288
*	Community Health Systems, Inc.	7,977	41,640
*	Computer Programs & Systems, Inc.	4,472	131,387
*	Cross Country Healthcare, Inc.	9,073	251,776
*	Cullinan Oncology, Inc.	2,168	25,236
*	Cumberland Pharmaceuticals, Inc.	4,400	11,880
#*»††	Curative Health Services, Inc.	1,058	0
	DENTSPLY SIRONA, Inc.	32,635	1,201,947
*	Dynavax Technologies Corp.	1,234	14,043
*	Dyne Therapeutics, Inc.	5,377	78,504
*	Eagle Pharmaceuticals, Inc.	2,448	83,085
*	Editas Medicine, Inc.	26,989	266,921
*	Elanco Animal Health, Inc.	72,594	996,716
*	Emergent BioSolutions, Inc.	17,892	235,995
*	Enhabit, Inc.	243	3,732
*	Enovis Corp.	16,422	1,033,765
*	Envista Holdings Corp.	47,455	1,850,270
*	Erasca, Inc.	2,587	10,348
*	FONAR Corp.	2,833	51,079
#*	Fulcrum Therapeutics, Inc.	9,934	125,268
#*	Fulgent Genetics, Inc.	8,090	273,280
#*	Generation Bio Co.	11,971	70,629

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	GoodRx Holdings, Inc., Class A	6,233	$34,842
#*	Gritstone bio, Inc.	8,537	27,148
*	Harvard Bioscience, Inc.	11,180	33,316
*	Health Catalyst, Inc.	1,431	19,891
*	HealthStream, Inc.	13,268	320,820
*	Heska Corp.	995	88,993
#*	Homology Medicines, Inc.	10,033	15,752
*	Ideaya Biosciences, Inc.	15,031	255,978
*	Immunovant, Inc.	7,017	124,692
*	Innoviva, Inc.	35,604	450,391
*	Inogen, Inc.	11,934	278,420
*	Integer Holdings Corp.	12,674	834,076
*	iTeos Therapeutics, Inc.	4,444	92,880
*	Janux Therapeutics, Inc.	1,082	24,031
*	Jounce Therapeutics, Inc.	20,276	23,723
*	KalVista Pharmaceuticals, Inc.	5,320	42,347
*	Kewaunee Scientific Corp.	637	10,294
*	Kinnate Biopharma, Inc.	1,216	9,156
*	Kodiak Sciences, Inc.	8,891	71,839
*	Kura Oncology, Inc.	11,089	153,250
*	LENSAR, Inc.	3,093	9,093
*	LHC Group, Inc.	1,351	214,269
*	Ligand Pharmaceuticals, Inc.	1,375	95,838
*	LivaNova PLC	8,153	458,199
*	Meridian Bioscience, Inc.	8,459	287,606
*	Merit Medical Systems, Inc.	4,944	352,754
#	Mesa Laboratories, Inc.	806	156,799
*	Myriad Genetics, Inc.	34,181	674,049
	National HealthCare Corp.	7,977	474,951
*	Nektar Therapeutics	50,263	136,715
*	Neogen Corp.	610	13,060
*	NeoGenomics, Inc.	10,653	126,558
*	NextCure, Inc.	5,954	9,943
*	NextGen Healthcare, Inc.	11,200	213,024
*	Nurix Therapeutics, Inc.	3,508	43,113
*	NuVasive, Inc.	5,251	239,446
*	Nuvation Bio, Inc.	3,875	9,533
*	Olema Pharmaceuticals, Inc.	3,244	15,669
*	OmniAb, Inc.	15,434	63,897
*	OmniAb, Inc.	521	0
*	OmniAb, Inc.	521	0
#*	OPKO Health, Inc.	44,822	57,820
*	OraSure Technologies, Inc.	37,582	209,708
*	Organogenesis Holdings, Inc.	11,517	29,484
	Organon & Co.	3,192	96,175
*	Orthofix Medical, Inc.	18,227	394,250
*	OrthoPediatrics Corp.	257	12,112
	Owens & Minor, Inc.	15,076	297,600
*	Pacira BioSciences, Inc.	3,469	136,228
	Patterson Cos., Inc.	21,976	663,455
*††	PDL BioPharma, Inc.	35,325	86,546
*	Pediatrix Medical Group, Inc.	29,421	451,612
	Perrigo Co. PLC	36,077	1,350,001
#*	Personalis, Inc.	1,103	2,592
*	PetIQ, Inc.	7,800	92,352
	Phibro Animal Health Corp., Class A	4,300	66,220
#*	PMV Pharmaceuticals, Inc.	408	3,346
	Premier, Inc., Class A	17,993	600,247
*	Prestige Consumer Healthcare, Inc.	15,201	999,618

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	ProPhase Labs, Inc.	2,170	$17,751
*	Protagonist Therapeutics, Inc.	13,983	185,834
*	Quanterix Corp.	1,648	23,286
*	REGENXBIO, Inc.	14,724	341,744
*	Replimune Group, Inc.	2,295	63,916
*	Sage Therapeutics, Inc.	12,409	550,215
#*	Sana Biotechnology, Inc.	310	1,414
*	Seer, Inc.	10,650	48,458
	Select Medical Holdings Corp.	11,777	342,357
*	Stoke Therapeutics, Inc.	2,630	26,195
*	Supernus Pharmaceuticals, Inc.	14,030	575,370
*	Surface Oncology, Inc.	6,842	6,392
*	Surgery Partners, Inc.	2,310	76,692
*	Sutro Biopharma, Inc.	15,622	113,103
*	Syneos Health, Inc.	5,743	206,289
#*	Synlogic, Inc.	7,427	6,313
#*	Tactile Systems Technology, Inc.	619	8,028
*	Taro Pharmaceutical Industries Ltd.	10,043	299,482
*	Tarsus Pharmaceuticals, Inc.	1,849	29,140
*	TCR2 Therapeutics, Inc.	3,341	4,844
*	Teladoc Health, Inc.	3,966	116,600
*	Terns Pharmaceuticals, Inc.	2,495	22,630
*	UFP Technologies, Inc.	2,556	290,694
	Universal Health Services, Inc., Class B	18,761	2,780,568
	Utah Medical Products, Inc.	763	70,295
*	Vanda Pharmaceuticals, Inc.	28,944	222,290
#*	Varex Imaging Corp.	20,759	446,111
*	Veracyte, Inc.	20,867	524,388
*	Veradigm, Inc.	53,082	950,699
*	Viking Therapeutics, Inc.	33,521	293,644
*	X4 Pharmaceuticals, Inc.	532	548
*	Xencor, Inc.	3,040	100,077
TOTAL HEALTH CARE			35,907,856
INDUSTRIALS — (18.5%)
#*	3D Systems Corp.	36,603	397,509
*	AAR Corp.	13,656	702,465
	ABM Industries, Inc.	24,897	1,167,918
	ACCO Brands Corp.	45,652	289,890
	Acme United Corp.	700	16,520
*	AerSale Corp.	8,002	148,917
	AGCO Corp.	14,793	2,043,357
	Air Lease Corp.	41,619	1,871,606
*	Air Transport Services Group, Inc.	33,108	937,287
	Alamo Group, Inc.	6,074	950,399
*	Alaska Air Group, Inc.	23,783	1,221,019
	Albany International Corp., Class A	9,538	1,069,687
*	Allegiant Travel Co.	6,978	600,317
	Allied Motion Technologies, Inc.	8,173	332,151
	Alta Equipment Group, Inc.	13,325	225,859
	Altra Industrial Motion Corp.	21,032	1,284,424
*	American Superconductor Corp.	13,115	71,214
*	American Woodmark Corp.	8,662	496,246
*	API Group Corp.	8,582	190,864
	Apogee Enterprises, Inc.	11,718	548,871
	Applied Industrial Technologies, Inc.	206	29,501
	ARC Document Solutions, Inc.	18,500	64,565
	ArcBest Corp.	12,678	1,057,979
	Arcosa, Inc.	20,771	1,231,097

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Argan, Inc.	7,243	$282,405
*	ASGN, Inc.	2,100	190,995
	Astec Industries, Inc.	11,802	520,940
*	Astronics Corp.	13,741	204,054
#*	Astronics Corp., Class B	385	5,679
#*	Atlas Air Worldwide Holdings, Inc.	12,275	1,254,628
#*	AZEK Co., Inc.	15,206	366,921
	AZZ, Inc.	9,274	393,960
	Barnes Group, Inc.	19,674	870,771
	Barrett Business Services, Inc.	2,668	265,146
*	Beacon Roofing Supply, Inc.	23,284	1,324,394
	BGSF, Inc.	3,300	47,784
*	BlueLinx Holdings, Inc.	4,118	357,525
	Boise Cascade Co.	15,348	1,150,640
	Brady Corp., Class A	8,122	434,283
*	BrightView Holdings, Inc.	33,719	268,066
#*	Broadwind, Inc.	4,795	25,893
*	Builders FirstSource, Inc.	28,942	2,306,677
*	CACI International, Inc., Class A	4,061	1,251,153
*	CBIZ, Inc.	16,506	785,521
*	CECO Environmental Corp.	17,181	247,235
*	CIRCOR International, Inc.	7,947	219,735
*	Civeo Corp.	5,078	173,921
*	Clarivate PLC	29,076	323,325
*	Clean Harbors, Inc.	5,351	697,235
	Columbus McKinnon Corp.	12,840	461,598
	Comfort Systems USA, Inc.	1,226	148,395
*	Commercial Vehicle Group, Inc.	13,963	117,010
	CompX International, Inc.	200	3,788
*	Concrete Pumping Holdings, Inc.	16,384	133,366
*	Construction Partners, Inc., Class A	2,421	68,490
#*	Copa Holdings SA, Class A	200	18,416
	Costamare, Inc.	52,638	534,276
	Covenant Logistics Group, Inc.	5,673	188,117
*	CPI Aerostructures, Inc.	1,158	4,632
	CRA International, Inc.	3,010	357,708
*	Daseke, Inc.	13,753	95,996
	Deluxe Corp.	21,157	422,928
*	Distribution Solutions Group, Inc.	2,007	82,889
*	DLH Holdings Corp.	1,944	23,931
*	Ducommun, Inc.	5,634	325,533
	Dun & Bradstreet Holdings, Inc.	13,261	194,274
*	DXP Enterprises, Inc.	9,300	281,790
*	Dycom Industries, Inc.	8,475	808,261
#	Eagle Bulk Shipping, Inc.	5,297	303,412
	Eastern Co.	910	19,747
	EMCOR Group, Inc.	1,791	265,516
	Encore Wire Corp.	6,313	1,019,108
	Enerpac Tool Group Corp.	1,961	52,045
	EnerSys	8,024	666,152
	Eneti, Inc.	15,050	159,379
	Ennis, Inc.	13,134	278,966
	EnPro Industries, Inc.	7,374	892,770
	Esab Corp.	10,212	590,356
	ESCO Technologies, Inc.	7,284	717,037
	Federal Signal Corp.	14,377	765,575
*	First Advantage Corp.	7,936	110,152
	Flowserve Corp.	5,791	199,326
#*	Fluor Corp.	12,113	445,153

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Innovations, Inc.	686	$44,254
*	Gates Industrial Corp. PLC	93,301	1,232,506
	GATX Corp.	13,985	1,600,583
	Genco Shipping & Trading Ltd.	21,155	383,752
*	Gencor Industries, Inc.	1,822	19,386
*	Gibraltar Industries, Inc.	10,351	554,503
*	GMS, Inc.	12,651	750,457
	Gorman-Rupp Co.	9,371	269,229
*	Graham Corp.	3,427	33,242
	Granite Construction, Inc.	19,800	843,084
*	Great Lakes Dredge & Dock Corp.	29,793	204,976
	Greenbrier Cos., Inc.	15,471	478,363
	Griffon Corp.	17,303	707,347
*	Harsco Corp.	40,316	320,109
*	Hawaiian Holdings, Inc.	18,138	223,460
#*	Hayward Holdings, Inc.	5,776	77,918
	Healthcare Services Group, Inc.	5,718	77,021
	Heartland Express, Inc.	33,510	563,638
	Heidrick & Struggles International, Inc.	10,174	312,952
	Helios Technologies, Inc.	4,078	269,148
	Herc Holdings, Inc.	3,844	597,050
*	Heritage-Crystal Clean, Inc.	6,477	240,944
	Hillenbrand, Inc.	4,266	199,905
	HNI Corp.	6,843	217,402
*	Hub Group, Inc., Class A	10,414	888,002
*	Hudson Global, Inc.	786	19,611
*	Hudson Technologies, Inc.	3,873	39,543
	Hurco Cos., Inc.	3,130	88,266
*	Huron Consulting Group, Inc.	9,631	655,293
	Hyster-Yale Materials Handling, Inc.	4,355	141,233
	ICF International, Inc.	4,421	451,782
*	IES Holdings, Inc.	5,507	219,234
	Insteel Industries, Inc.	10,685	320,443
	Interface, Inc.	17,456	198,649
*	JELD-WEN Holding, Inc.	30,555	386,521
*	JetBlue Airways Corp.	118,402	947,216
	Kadant, Inc.	157	31,992
	Kaman Corp.	10,631	268,114
*	KAR Auction Services, Inc.	42,367	616,864
	Kelly Services, Inc., Class A	17,601	318,578
	Kennametal, Inc.	29,748	847,818
	Kimball International, Inc., Class B	17,682	130,847
*	Kirby Corp.	12,102	856,580
	Knight-Swift Transportation Holdings, Inc.	43,670	2,580,897
	Korn Ferry	17,890	965,881
*	Kratos Defense & Security Solutions, Inc.	19,419	222,348
*	LB Foster Co., Class A	4,474	52,927
*	Limbach Holdings, Inc.	1,631	20,991
*	LS Starrett Co., Class A	489	4,073
	LSI Industries, Inc.	11,991	164,636
	Luxfer Holdings PLC	4,081	67,541
*	Manitowoc Co., Inc.	17,506	239,832
	ManpowerGroup, Inc.	9,550	832,378
	Marten Transport Ltd.	21,324	471,047
*	Masonite International Corp.	3,143	286,704
*	MasTec, Inc.	12,633	1,240,940
	Masterbrand, Inc.	686	6,311
*	Matrix Service Co.	13,736	110,850
	Matson, Inc.	14,438	954,641

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Matthews International Corp., Class A	14,210	$526,338
	Maxar Technologies, Inc.	29,664	1,532,739
*	Mayville Engineering Co., Inc.	6,764	108,224
	McGrath RentCorp	5,993	596,543
	MDU Resources Group, Inc.	39,421	1,218,503
*	Mercury Systems, Inc.	6,475	323,653
*	Mesa Air Group, Inc.	13,416	39,577
	Miller Industries, Inc.	6,010	174,350
	MillerKnoll, Inc.	6,572	156,939
*	Mistras Group, Inc.	13,168	69,790
	Moog, Inc., Class A	9,741	928,512
*	MRC Global, Inc.	30,098	409,333
	Mueller Industries, Inc.	9,980	654,189
	Mueller Water Products, Inc., Class A	28,085	355,275
*	MYR Group, Inc.	4,865	481,927
	National Presto Industries, Inc.	3,595	275,413
	NL Industries, Inc.	7,073	49,935
*	NN, Inc.	17,672	36,404
*	Northwest Pipe Co.	5,166	193,208
*	NOW, Inc.	42,244	593,106
*	NV5 Global, Inc.	2,275	303,235
	nVent Electric PLC	19,595	778,901
*	Orion Group Holdings, Inc.	13,009	37,336
	Oshkosh Corp.	8,463	852,901
	Owens Corning	2,267	219,106
*	PAM Transportation Services, Inc.	6,995	202,505
	Pangaea Logistics Solutions Ltd.	10,678	64,815
#	Park Aerospace Corp.	10,310	143,412
	Park-Ohio Holdings Corp.	6,400	84,800
*	Parsons Corp.	3,373	146,793
*	Patriot Transportation Holding, Inc.	178	1,410
*	Perma-Pipe International Holdings, Inc.	1,500	15,120
*	PGT Innovations, Inc.	9,267	201,094
*	Pineapple Energy, Inc.	574	1,269
	Powell Industries, Inc.	6,296	249,951
	Preformed Line Products Co.	2,517	222,327
	Primoris Services Corp.	22,326	593,872
#*	Proterra, Inc.	10,480	53,448
*	Proto Labs, Inc.	9,586	293,332
*	Quad/Graphics, Inc.	18,082	79,742
	Quanex Building Products Corp.	13,959	361,399
*	Radiant Logistics, Inc.	25,143	141,052
*	RCM Technologies, Inc.	1,662	22,188
	Regal Rexnord Corp.	12,848	1,788,442
*	Resideo Technologies, Inc.	40,453	777,911
	Resources Connection, Inc.	15,403	266,010
	REV Group, Inc.	27,879	357,130
	Rush Enterprises, Inc., Class A	17,861	961,100
	Rush Enterprises, Inc., Class B	3,064	178,233
*	RXO, Inc.	7,372	135,055
	Ryder System, Inc.	12,445	1,174,932
	Schneider National, Inc., Class B	17,230	456,595
	Sensata Technologies Holding PLC	17,807	905,486
*	SIFCO Industries, Inc.	659	2,293
*	SkyWest, Inc.	25,638	532,245
	Spirit Airlines, Inc.	26,340	522,586
	Standex International Corp.	2,335	269,856
	Steelcase, Inc., Class A	35,458	276,572
*	Stericycle, Inc.	188	10,116

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	8,473	$308,332
#*	Sunrun, Inc.	12,085	317,594
	Tennant Co.	309	21,670
	Terex Corp.	16,734	852,932
	Textainer Group Holdings Ltd.	19,754	669,661
*	Thermon Group Holdings, Inc.	15,823	365,828
	Timken Co.	12,464	1,026,410
*	Titan International, Inc.	16,208	270,512
*	Titan Machinery, Inc.	11,375	499,817
	Trinity Industries, Inc.	38,005	1,093,404
	Triton International Ltd.	23,925	1,690,062
*	TrueBlue, Inc.	17,100	335,673
*	TuSimple Holdings, Inc., Class A	10,700	22,470
*	Tutor Perini Corp.	26,998	247,572
*	Twin Disc, Inc.	2,022	20,422
*	U.S. Xpress Enterprises, Inc., Class A	11,175	18,103
	UFP Industries, Inc.	14,860	1,390,153
	U-Haul Holding Co.	32,012	1,978,021
*	Ultralife Corp.	969	3,915
	UniFirst Corp.	4,278	848,926
*	Univar Solutions, Inc.	28,275	974,922
	Universal Logistics Holdings, Inc.	8,276	297,274
*	V2X, Inc.	5,435	240,010
	Veritiv Corp.	5,847	731,109
*	Virco Mfg. Corp.	4,400	21,560
	VSE Corp.	6,543	359,211
	Wabash National Corp.	17,100	440,496
	Werner Enterprises, Inc.	17,645	828,786
*	WESCO International, Inc.	12,823	1,910,755
*	Willdan Group, Inc.	2,425	46,172
*	Willis Lease Finance Corp.	2,750	159,472
TOTAL INDUSTRIALS			107,944,224
INFORMATION TECHNOLOGY — (9.4%)
*	ACI Worldwide, Inc.	54,578	1,524,364
	Adeia, Inc.	23,253	254,620
	ADTRAN Holdings, Inc.	7,156	135,034
	Advanced Energy Industries, Inc.	1,925	178,524
*	Airgain, Inc.	2,500	20,000
*	Alpha & Omega Semiconductor Ltd.	11,103	365,955
	Amkor Technology, Inc.	93,254	2,728,612
*	Amtech Systems, Inc.	6,555	70,991
*	Arrow Electronics, Inc.	28,136	3,305,699
*	AstroNova, Inc.	1,475	19,544
*	Asure Software, Inc.	5,078	53,979
*	Aviat Networks, Inc.	3,661	118,433
	Avnet, Inc.	41,414	1,900,074
*	Aware, Inc.	4,272	7,647
*	Axcelis Technologies, Inc.	9,446	1,038,588
*	AXT, Inc.	22,061	129,939
	Bel Fuse, Inc., Class B	5,259	207,415
	Belden, Inc.	6,712	544,276
	Benchmark Electronics, Inc.	16,214	453,830
#*	BM Technologies, Inc.	2,712	12,258
*	Brightcove, Inc.	8,066	51,138
*	Cantaloupe, Inc.	11,641	59,253
	Cass Information Systems, Inc.	3,100	150,536
*	Cerence, Inc.	1,952	47,863
*	CEVA, Inc.	4,576	151,557

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	966	$36,592
#*	Coherent Corp.	942	40,883
*	Cohu, Inc.	16,481	594,634
*	Computer Task Group, Inc.	6,054	43,286
	Comtech Telecommunications Corp.	12,020	190,637
	Concentrix Corp.	9,575	1,357,831
*	Conduent, Inc.	101,177	482,614
*	Consensus Cloud Solutions, Inc.	366	21,510
	CSP, Inc.	66	716
	CTS Corp.	10,071	448,260
*	Daktronics, Inc.	22,360	93,241
*	Digi International, Inc.	15,127	514,167
*	Digital Turbine, Inc.	10,299	178,791
*	Diodes, Inc.	7,774	693,363
*	Duck Creek Technologies, Inc.	1,822	34,490
*	DXC Technology Co.	57,098	1,640,426
#	Ebix, Inc.	15,000	285,900
#*	EMCORE Corp.	11,906	14,763
*	ePlus, Inc.	7,707	383,654
*	Fabrinet	6,809	896,473
*	FARO Technologies, Inc.	7,035	193,322
#*	Fastly, Inc., Class A	43,701	452,305
*	First Solar, Inc.	21,545	3,826,392
*	Flex Ltd.	97,576	2,278,400
*	FormFactor, Inc.	7,064	198,781
	Frequency Electronics, Inc.	5,989	35,934
*	Genasys, Inc.	2,774	9,986
*	Harmonic, Inc.	29,065	382,786
*	Ichor Holdings Ltd.	11,695	395,291
*	Identiv, Inc.	1,677	14,623
	Immersion Corp.	1,457	10,665
	Information Services Group, Inc.	5,219	27,348
*	Insight Enterprises, Inc.	9,403	1,059,906
	InterDigital, Inc.	11,854	829,187
*	inTEST Corp.	5,710	74,230
*	Intevac, Inc.	11,164	76,585
*	IPG Photonics Corp.	746	83,627
*	Iteris, Inc.	16,200	59,940
*	Itron, Inc.	4,895	281,316
	Jabil, Inc.	3,135	246,505
	Juniper Networks, Inc.	41,586	1,343,228
*	Key Tronic Corp.	2,718	12,612
*	Kimball Electronics, Inc.	12,465	318,107
*	Knowles Corp.	40,738	783,392
	Kulicke & Soffa Industries, Inc.	12,487	638,086
*	KVH Industries, Inc.	9,329	95,622
*	Kyndryl Holdings, Inc.	72,139	965,941
*	Lantronix, Inc.	4,400	22,220
*	LightPath Technologies, Inc., Class A	3,216	4,728
*	LiveRamp Holdings, Inc.	22,521	602,662
*	Luna Innovations, Inc.	11,883	105,046
*	Magnachip Semiconductor Corp.	19,637	208,152
	Methode Electronics, Inc.	12,779	610,069
#*	N-able, Inc.	640	6,573
*	NCR Corp.	15,929	436,773
*	NETGEAR, Inc.	14,852	296,594
*	NetScout Systems, Inc.	29,518	947,528
	Network-1 Technologies, Inc.	3,000	6,690
*	nLight, Inc.	9,773	121,185

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ON24, Inc.	7,830	$72,662
*	Onto Innovation, Inc.	7,410	582,796
*	Optical Cable Corp.	1,600	6,520
*	OSI Systems, Inc.	4,996	473,171
#	Park City Group, Inc.	2,401	13,878
*	Paysafe Ltd.	1,143	24,049
	PC Connection, Inc.	8,788	430,876
	PCTEL, Inc.	5,882	27,234
	PFSweb, Inc.	12,605	83,949
*	Photronics, Inc.	18,041	326,903
*	Plexus Corp.	8,395	805,836
#*	Rackspace Technology, Inc.	16,182	48,546
*	Rambus, Inc.	8,430	341,162
*	RF Industries Ltd.	681	3,582
*	Ribbon Communications, Inc.	70,217	246,462
	Richardson Electronics Ltd.	4,924	110,051
*	Rogers Corp.	3,710	517,879
*	Sanmina Corp.	26,235	1,598,499
	Sapiens International Corp. NV	6,816	154,451
*	ScanSource, Inc.	13,486	444,094
*	SecureWorks Corp., Class A	6,027	48,337
#*»††	Silicon Graphics, Inc.	137	0
#*	Smith Micro Software, Inc.	6,691	21,746
*	SolarWinds Corp.	41,565	422,300
*	Stratasys Ltd.	34,073	488,266
*	Super Micro Computer, Inc.	13,069	945,281
*	Synchronoss Technologies, Inc.	41,800	32,729
	TD SYNNEX Corp.	16,571	1,692,728
*	TESSCO Technologies, Inc.	3,407	16,524
*	TTM Technologies, Inc.	35,635	560,182
*	Turtle Beach Corp.	8,423	80,019
*	Ultra Clean Holdings, Inc.	20,843	701,367
*	Upland Software, Inc.	8,961	78,230
*	Veeco Instruments, Inc.	14,237	282,747
*	Verint Systems, Inc.	8,955	340,021
*	Viasat, Inc.	24,000	826,800
*	VirnetX Holding Corp.	1,799	2,716
	Vishay Intertechnology, Inc.	51,008	1,167,573
*	Vishay Precision Group, Inc.	6,460	278,943
*	WidePoint Corp.	744	1,607
	Xerox Holdings Corp.	63,204	1,035,282
*	Xperi, Inc.	9,301	96,265
TOTAL INFORMATION TECHNOLOGY			54,976,960
MATERIALS — (7.8%)
#*	Advanced Emissions Solutions, Inc.	2,676	8,296
	AdvanSix, Inc.	13,984	604,668
*	AgroFresh Solutions, Inc.	10,796	32,388
	Alcoa Corp.	50,271	2,626,157
	Alpha Metallurgical Resources, Inc.	4,465	718,552
	American Vanguard Corp.	16,813	379,806
*	Ampco-Pittsburgh Corp.	4,848	15,901
*	Arconic Corp.	32,019	752,767
*	Ascent Industries Co.	912	10,360
	Ashland, Inc.	13,703	1,497,327
	Avient Corp.	503	20,382
	Berry Global Group, Inc.	29,240	1,804,985
	Caledonia Mining Corp. PLC	2,657	36,560
	Carpenter Technology Corp.	18,258	881,679

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Century Aluminum Co.	20,506	$230,487
	Chase Corp.	1,087	102,591
*	Clearwater Paper Corp.	7,454	287,799
*	Cleveland-Cliffs, Inc.	45,012	961,006
*	Coeur Mining, Inc.	98,508	383,196
	Commercial Metals Co.	40,252	2,184,476
*	Core Molding Technologies, Inc.	2,490	38,844
	Eastman Chemical Co.	897	79,088
*	Ecovyst, Inc.	37,853	397,078
	Element Solutions, Inc.	48,176	986,644
*	Ferroglobe PLC	9,312	44,232
#	Fortitude Gold Corp.	5,267	33,709
	Friedman Industries, Inc.	1,905	21,355
	FutureFuel Corp.	22,698	210,410
	Glatfelter Corp.	15,735	68,919
	Gold Resource Corp.	18,435	31,893
	Graphic Packaging Holding Co.	23,223	559,442
	Greif, Inc., Class A	8,123	580,226
	Greif, Inc., Class B	2,805	231,132
	Hawkins, Inc.	7,610	296,790
	Haynes International, Inc.	6,066	337,816
	HB Fuller Co.	13,400	925,940
	Hecla Mining Co.	192,032	1,184,837
	Huntsman Corp.	74,390	2,357,419
	Innospec, Inc.	6,586	744,350
*	Intrepid Potash, Inc.	6,613	216,444
	Koppers Holdings, Inc.	10,468	362,297
	Kronos Worldwide, Inc.	20,210	235,447
	Materion Corp.	6,626	597,997
	Mativ Holdings, Inc.	24,282	669,212
	Mercer International, Inc.	24,069	306,398
	Minerals Technologies, Inc.	12,161	844,581
	Myers Industries, Inc.	3,702	89,144
#	Nexa Resources SA	9,879	71,722
	Olin Corp.	14,653	946,437
	Olympic Steel, Inc.	5,187	229,473
	Orion Engineered Carbons SA	3,571	75,062
	Pactiv Evergreen, Inc.	13,899	159,978
*	Ranpak Holdings Corp.	439	3,363
*	Rayonier Advanced Materials, Inc.	28,799	199,577
	Reliance Steel & Aluminum Co.	15,360	3,493,632
*	Resolute Forest Products, Inc.	24,714	536,541
	Ryerson Holding Corp.	18,815	718,169
	Schnitzer Steel Industries, Inc., Class A	13,217	447,263
	Silgan Holdings, Inc.	1,010	54,429
	Sonoco Products Co.	13,468	823,029
	Steel Dynamics, Inc.	7,934	957,158
	Stepan Co.	5,683	624,221
*	Summit Materials, Inc., Class A	37,000	1,215,820
	SunCoke Energy, Inc.	40,627	370,112
*	TimkenSteel Corp.	21,459	422,099
	Tredegar Corp.	15,781	191,424
	TriMas Corp.	6,595	203,060
	Trinseo PLC	15,602	432,956
	Tronox Holdings PLC	59,471	1,019,928
	U.S. Steel Corp.	52,847	1,505,611
	United States Lime & Minerals, Inc.	1,444	219,199
*	Universal Stainless & Alloy Products, Inc.	2,690	21,762
*	Venator Materials PLC	28,594	17,442

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Warrior Met Coal, Inc.	15,197	$575,662
	Westlake Corp.	3,124	383,471
	WestRock Co.	64,914	2,547,225
	Worthington Industries, Inc.	15,641	889,504
TOTAL MATERIALS			45,346,356
REAL ESTATE — (1.2%)
*	AMREP Corp.	600	8,169
*	Anywhere Real Estate, Inc.	57,715	489,423
#*	Cushman & Wakefield PLC	33,831	488,181
	Douglas Elliman, Inc.	33,472	155,980
*	Five Point Holdings LLC, Class A	12,593	32,490
*	Forestar Group, Inc.	24,297	361,539
*	FRP Holdings, Inc.	3,980	223,557
*	Howard Hughes Corp.	15,277	1,306,031
*	Jones Lang LaSalle, Inc.	12,536	2,317,530
	Kennedy-Wilson Holdings, Inc.	27,240	487,051
	Marcus & Millichap, Inc.	8,957	324,602
	Newmark Group, Inc., Class A	41,450	355,226
*	Rafael Holdings, Inc., Class B	2,100	4,326
	RE/MAX Holdings, Inc., Class A	9,594	218,839
	Stratus Properties, Inc.	2,386	52,540
*	Tejon Ranch Co.	13,125	262,763
TOTAL REAL ESTATE			7,088,247
UTILITIES — (0.6%)
	Genie Energy Ltd., Class B	6,818	74,657
	New Jersey Resources Corp.	12,747	636,330
	NRG Energy, Inc.	13,915	476,171
	Ormat Technologies, Inc.	4,412	408,331
#*	Sunnova Energy International, Inc.	17,163	334,335
	Vistra Corp.	58,331	1,345,113
TOTAL UTILITIES			3,274,937
TOTAL COMMON STOCKS			568,358,449
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	14,460
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	154,686
TOTAL PREFERRED STOCKS			169,146
TOTAL INVESTMENT SECURITIES (Cost $435,312,634)			568,527,595

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	1,682,476	1,682,476
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	1,211,791	14,018,000
TOTAL INVESTMENTS — (100.0%)
(Cost $451,012,043)^^			$584,228,071

VA U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,042,920	—	—	$17,042,920
Consumer Discretionary	80,792,718	$1,241,131	$1,282	82,035,131
Consumer Staples	22,737,549	—	2,537	22,740,086
Energy	46,579,018	—	—	46,579,018
Financials	145,422,714	—	—	145,422,714
Health Care	35,363,465	356,621	187,770	35,907,856
Industrials	107,939,592	4,632	—	107,944,224
Information Technology	54,798,169	178,791	—	54,976,960
Materials	45,346,356	—	—	45,346,356
Real Estate	7,088,247	—	—	7,088,247
Utilities	3,274,937	—	—	3,274,937
Preferred Stocks
Consumer Discretionary	14,460	—	—	14,460
Industrials	154,686	—	—	154,686
Temporary Cash Investments	1,682,476	—	—	1,682,476
Securities Lending Collateral	—	14,018,000	—	14,018,000
TOTAL	$568,237,307	$15,799,175	$191,589^	$584,228,071

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2023, the DFA Commodity Strategy Portfolio held $371,420,283 in the Subsidiary, representing 21.95% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,617
U.S. Large Cap Value Portfolio	14,322,541
U.S. Targeted Value Portfolio	9,050,212
U.S. Small Cap Value Portfolio	9,984,427
U.S. Core Equity 1 Portfolio	13,916,422
U.S. Core Equity 2 Portfolio	14,282,321
U.S. Vector Equity Portfolio	2,410,488
U.S. Small Cap Portfolio	9,138,879
U.S. Micro Cap Portfolio	4,438,605
DFA Real Estate Securities Portfolio	5,287,193
Large Cap International Portfolio	4,239,098
International Core Equity Portfolio	26,166,378
International Small Company Portfolio	10,019,594
Global Small Company Portfolio	82,293
Japanese Small Company Portfolio	241,972
Asia Pacific Small Company Portfolio	268,791
United Kingdom Small Company Portfolio	22,159
Continental Small Company Portfolio	641,435
DFA International Real Estate Securities Portfolio	5,588,443
DFA Global Real Estate Securities Portfolio	8,280,245
DFA International Small Cap Value Portfolio	10,185,530
International Vector Equity Portfolio	2,835,442
World ex U.S. Value Portfolio	219,992
World ex U.S. Targeted Value Portfolio	662,881
World ex U.S. Core Equity Portfolio	3,251,814
Selectively Hedged Global Equity Portfolio	180,191
Emerging Markets Portfolio	2,974,994
Emerging Markets Small Cap Portfolio	3,720,524
Emerging Markets Value Portfolio	9,630,162
Emerging Markets Core Equity Portfolio	19,850,680
U.S. Large Cap Equity Portfolio	838,173
DFA Commodity Strategy Portfolio	3,701,600
DFA One-Year Fixed Income Portfolio	5,508,283

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,970,245
DFA Selectively Hedged Global Fixed Income Portfolio	1,040,920
DFA Short-Term Government Portfolio	1,531,650
DFA Five-Year Global Fixed Income Portfolio	9,633,236
DFA World ex U.S. Government Fixed Income Portfolio	1,198,446
DFA Intermediate Government Fixed Income Portfolio	5,233,966
DFA Short-Term Extended Quality Portfolio	6,416,158
DFA Intermediate-Term Extended Quality Portfolio	1,460,614
DFA Targeted Credit Portfolio	980,583
DFA Investment Grade Portfolio	12,026,743
DFA Inflation-Protected Securities Portfolio	6,326,305
DFA Short-Term Municipal Bond Portfolio	1,864,342
DFA Intermediate-Term Municipal Bond Portfolio	1,654,874
DFA Selective State Municipal Bond Portfolio	368,000
DFA Short-Term Selective State Municipal Bond Portfolio	157,368
DFA California Short-Term Municipal Bond Portfolio	881,706
DFA California Intermediate-Term Municipal Bond Portfolio	528,303
DFA NY Municipal Bond Portfolio	150,459
Dimensional Retirement Income Fund	84,960
Dimensional 2045 Target Date Retirement Income Fund	108,044
Dimensional 2050 Target Date Retirement Income Fund	80,181
Dimensional 2055 Target Date Retirement Income Fund	50,629
Dimensional 2060 Target Date Retirement Income Fund	42,197
Dimensional 2065 Target Date Retirement Income Fund	6,435
Dimensional 2010 Target Date Retirement Income Fund	19,341
Dimensional 2015 Target Date Retirement Income Fund	33,754
Dimensional 2020 Target Date Retirement Income Fund	99,021
Dimensional 2025 Target Date Retirement Income Fund	178,506
Dimensional 2030 Target Date Retirement Income Fund	181,708
Dimensional 2035 Target Date Retirement Income Fund	156,188
Dimensional 2040 Target Date Retirement Income Fund	125,949
DFA Short-Duration Real Return Portfolio	2,031,077
DFA Municipal Real Return Portfolio	1,651,053
DFA Municipal Bond Portfolio	630,044
World Core Equity Portfolio	773,058
DFA LTIP Portfolio	454,277
U.S. Social Core Equity 2 Portfolio	849,894
U.S. Sustainability Core 1 Portfolio	3,490,631
U.S. Sustainability Targeted Value Portfolio	315,720
International Sustainability Core 1 Portfolio	2,786,668
International Social Core Equity Portfolio	1,239,125
Global Social Core Equity Portfolio	46,004
Emerging Markets Social Core Equity Portfolio	1,279,116
VA U.S. Targeted Value Portfolio	451,332
VA U.S. Large Value Portfolio	433,897
VA International Value Portfolio	404,912
VA International Small Portfolio	302,943
VA Short-Term Fixed Portfolio	334,295

Federal Tax Cost
VA Global Bond Portfolio	$314,607
VIT Inflation-Protected Securities Portfolio	216,721
VA Global Moderate Allocation Portfolio	136,202
U.S. Large Cap Growth Portfolio	1,354,372
U.S. Small Cap Growth Portfolio	674,222
International Large Cap Growth Portfolio	500,332
International Small Cap Growth Portfolio	269,295
DFA Social Fixed Income Portfolio	561,454
DFA Diversified Fixed Income Portfolio	2,096,757
U.S. High Relative Profitability Portfolio	3,583,812
International High Relative Profitability Portfolio	1,614,940
VA Equity Allocation Portfolio	90,935
DFA MN Municipal Bond Portfolio	29,277
DFA California Municipal Real Return Portfolio	279,471
DFA Global Core Plus Fixed Income Portfolio	2,601,752
Emerging Markets Sustainability Core 1 Portfolio	899,055
Emerging Markets Targeted Value Portfolio	207,139
DFA Global Sustainability Fixed Income Portfolio	846,973
DFA Oregon Municipal Bond Portfolio	71,011
DFA Global Core Plus Real Return Portfolio	247,186
Emerging Markets ex China Core Equity Portfolio	503,655
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.